UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-177316
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 25	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 764	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner, III, Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2017

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2017 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide DestinationSM [EV] 2.0
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2017.
The contracts described in this prospectus are not available in the state of New York.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2017), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 96. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less.
The following underlying mutual funds are available under this contract.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
Guggenheim Variable Fund - Multi-Hedge Strategies
Ivy Variable Insurance Portfolios - Mid Cap Growth
Janus Aspen Series - Flexible Bond Portfolio: Service Shares
Janus Aspen Series - Global Technology Portfolio: Service Shares
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
MFS® Variable Insurance Trust - MFS Value Series: Service Class
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
For a complete list of funds, including funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account.

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Adjusted Roll-up Income Benefit Base – The Original Income Benefit Base after it has been reduced proportionally as a result of a Non-Lifetime Withdrawal.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Attained Age – For purposes of the Nationwide Lifetime Income Capture option, the Contract Owner’s age on each Option Anniversary. If the Joint Option for the Nationwide Lifetime Income Capture option is elected, the age of the younger of the determining life and joint determining life on each Option Anniversary.
Attained Age Lifetime Withdrawal Percentage – For purposes of the Nationwide Lifetime Income Capture option, a percentage based on the Attained Age of the determining life, or if the Joint Option for the Nationwide Lifetime Income Capture option is elected, based on the Attained Age of the younger of the determining life and joint determining life.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, early withdrawals (if applicable), reset opportunities, and if elected, the Non-Lifetime Withdrawal. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Extra Value Credit ("Credit") – The amount Nationwide applies to the Contract Value that is equal to 5% of each purchase payment made during the first Contract Year.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.

Interest Anniversary Rate – The compound interest rate used in the calculation of the interest anniversary value for the Combination Enhanced Death Benefit III Option.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
Lifetime Withdrawal Amount – For purposes of the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, the maximum amount that can be withdrawn between Contract/Option Anniversaries (and after the Withdrawal Start Date for the Nationwide Lifetime Income Track option) without reducing the Current Income Benefit Base. It is calculated annually, on each Contract/Option Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Monthly Option Anniversary – For purposes of the Nationwide Lifetime Income Capture option, each recurring one-month anniversary of the date the option was elected.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Lifetime Withdrawal – For purposes of the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, a one-time only election to take a withdrawal from the contract that will not initiate the benefit under the option.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Option Anniversary – For purposes of the Nationwide Lifetime Income Capture option and Nationwide Lifetime Income Track option, each recurring one-year anniversary of the date the option was elected.
Option Year – For purposes of the Nationwide Lifetime Income Capture option, each year the option is in force beginning with the date the option is elected.
Original Income Benefit Base – For purposes of the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roll-up Interest Rate – For purposes of the Nationwide Lifetime Income Capture option, the indexed simple interest rate used to determine the roll-up in the calculation of the Current Income Benefit Base.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
Withdrawal Start Date – For purposes of the Nationwide Lifetime Income Track option, the date the Contract Owner reaches age 59½, or if the Joint Option for the Nationwide Lifetime Income Track option is elected, the date the younger spouse reaches age 59½.

Table of Contents (continued)

Table of Contents (continued)

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments withdrawn)	8%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7	8+
CDSC Percentage	8%	8%	8%	7%	6%	5%	4%	3%	0%

Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [1]
Maximum Short-Term Trading Fee (as a percentage of transaction amount2)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [3]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Maximum Mortality and Expense Risk Charge	1.65% [4]
Administrative Charge	0.20%
Death Benefit Options (eligible applicants may purchase one)
One-Year Enhanced Death Benefit Option Charge	0.20% [5]
Total Variable Account Charges (including this option only)	2.05%
One-Month Enhanced Death Benefit Option Charge	0.35% [6]
Total Variable Account Charges (including this option only)	2.20%
Combination Enhanced Death Benefit III Option Charge (available beginning January 12, 2015, or the date of state approval (whichever is later))	0.65% [7]
Total Variable Account Charges (including this option only)	2.50%
Combination Enhanced Death Benefit Option Charge (only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later))	0.65% [8]
Total Variable Account Charges (including this option only)	2.50%
Beneficiary Protector II Option Charge (assessed as an annualized percentage of Daily Net Assets9)	0.35%
Total Variable Account Charges (including this option only)	2.20%
Additional Optional Riders (assessed annually as a percentage of the Current Income Benefit Base10) (eligible applicants may purchase one living benefit rider)
Maximum 7% Nationwide Lifetime Income Rider Charge	1.50% [11]
Maximum Nationwide Lifetime Income Capture Option Charge	1.50% [11]
Maximum Nationwide Lifetime Income Track Option Charge	1.50% [11]
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider Charge	0.40% [12]
Maximum Joint Option for the Nationwide Lifetime Income Capture Option Charge	0.40% [13]
Maximum Joint Option for the Nationwide Lifetime Income Track Option Charge	0.40% [13]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (annualized rate, as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge (applicable to all contracts)	1.65%
Administrative Charge (applicable to all contracts)	0.20%
Combination Enhanced Death Benefit III Option Charge	0.65%
Beneficiary Protector II Option Charge	0.35%
Maximum 7% Nationwide Lifetime Income Rider Charge	1.50% [14]

Summary of Maximum Contract Expenses (annualized rate, as a percentage of the Daily Net Assets)
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider Charge	0.40% [14]
Maximum Possible Total Variable Account Charges	4.75% [15]

[1]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[2]	The transaction amount is the amount of the transfer determined to be engaged in short-term trading (see Short-Term Trading Fees).
[3]	On each contract's Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is less than $50,000 on such Contract Anniversary. This charge is permanently waived for any contracts valued at $50,000 or more on any Contract Anniversary.
[4]	Beginning in the 9th Contract Year, the Mortality and Expense Charge will be equal to an annualized rate of 1.30% of the Daily Net Assets of the Variable Account.
[5]	The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[6]	The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[7]	The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application.
[8]	The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit III Option. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[9]	In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will also be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.
[10]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal.
[11]	Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 1.20% of the Current Income Benefit Base, the charge associated with Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base, and the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
[12]	The Joint Option for the 7% Nationwide Lifetime Income Rider may only be elected if and when the 7% Nationwide Lifetime Income Rider is elected. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider.
[13]	The Joint Option for the Nationwide Lifetime Income Capture option may only be elected if and when the Nationwide Lifetime Income Capture option is elected, and the Joint Option for the Nationwide Lifetime Income Track option may only be elected if and when the Nationwide Lifetime Income Track option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Capture option is equal to 0.30% of the Current Income Benefit Base, and the charge associated with the Joint Option for the Nationwide Lifetime Income Track option is equal to 0.15% of the Current Income Benefit Base.
[14]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[15]	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Benefit Base is equal to the Daily Net Assets.

Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2016, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.41%	2.45%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.
The following Example assumes:
•	a $10,000 investment in the contract for the time periods indicated (without application of the Credit);
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the maximum Contingent Deferred Sales Charge;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits (4.75%).[1]
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying MutualFund Operating Expenses (2.45%)	$1,588	$2,995	$4,218	$6,930	*	$2,295	$3,718	$6,930	$788	$2,295	$3,718	$6,930
Minimum Total Underlying Mutual Fund Operating Expenses (0.41%)	$1,373	$2,407	$3,325	$5,548	*	$1,707	$2,825	$5,548	$573	$1,707	$2,825	$5,548
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	The total Variable Account charges associated with the most expensive allowable combination of optional benefits may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:

•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). A CDSC may apply to the withdrawal (see Contingent Deferred Sales Charge). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. For Non-Qualified Contracts, the minimum initial purchase payment is $10,000. For all other contract types, the minimum initial purchase payment is $3,000. A Contract Owner will meet the minimum initial purchase payment requirement if purchase payments equal to the required minimum are made over the course of the first Contract Year. The minimum subsequent purchase payment is $1,000. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Extra Value Credits
For the first Contract Year, Nationwide will apply a Credit to the contract equal to 5% of each purchase payment made to the contract. The Credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts and the Fixed Account in the same proportion and at the same time that the purchase payment is allocated to the contract.

If the Contract Owner cancels the contract pursuant to the contractual free look provision, or, for contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will recapture all Credits applied to the contract (see Right to Examine and Cancel and Extra Value Credits).
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Subsequent Purchase Payments. If the Contract Owner elects the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option, subsequent purchase payments may be limited to an aggregate total of $50,000 per calendar year. If the Contract Owner elects the Nationwide Lifetime Income Capture option, Nationwide reserves the right to refuse any subsequent purchase payments. Contract Owners should consider this reservation of right when making the initial purchase payment.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.65% of the Daily Net Assets from the date of contract issuance through the end of the eighth Contract Year. Beginning in the ninth Contract Year, the amount of the Mortality and Expense Risk Charge will be an annualized rate of 1.30% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract’s standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. A portion of the Mortality and Expense Risk Charge may be used to compensate Nationwide for providing the Credits. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 8% of purchase payments withdrawn.
A portion of the CDSC may be used to compensate Nationwide for providing the Credits.
Death Benefit Options
The contract contains a standard death benefit (the greater of (i) Contract Value or (ii) net purchase payments) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.

In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The One-Month Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.35% of the Daily Net Assets.
•	For contracts issued on or after January 12, 2015, or the date of state approval (whichever is later), the Combination Enhanced Death Benefit III Option is available for contracts with Annuitants age 70 or younger at the time of application. The charge for this option is equal to 0.65% of the Daily Net Assets.
•	The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.65% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later).
Changes in ownership and contract assignments could have a negative impact on the death benefit (see Death Benefits).
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the Fixed Account will be assessed a fee of 0.35%.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals and does not elect to take a Non-Lifetime Withdrawal for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 7% Nationwide Lifetime Income Rider may not be elected if the Nationwide Lifetime Income Capture option or Nationwide Lifetime Income Track option is elected.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit. Certain actions by the Contract Owner will terminate this optional benefit.
Withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the 7% Nationwide Lifetime Income Rider.

Nationwide Lifetime Income Capture Option
The Nationwide Lifetime Income Capture option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The Nationwide Lifetime Income Capture option is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The Nationwide Lifetime Income Capture option cannot be elected if the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option is elected.
If the applicant elects the Nationwide Lifetime Income Capture option, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the Nationwide Lifetime Income Capture option is 1.20% of the Current Income Benefit Base. The charge is deducted on each Option Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the Nationwide Lifetime Income Capture option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, then Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. Certain actions by the Contract Owner will terminate this optional benefit. The cost of the Nationwide Lifetime Income Capture option may exceed the benefit.
A withdrawal in excess of the Lifetime Withdrawal Amount that reduces the Current Income Benefit Base to $0 will automatically terminate the Nationwide Lifetime Income Capture option.
Nationwide Lifetime Income Track Option
After the Contract Owner reaches age 59½ (or if the Joint Option for the Nationwide Lifetime Income Track option is elected, both spouses reach age 59½) the Nationwide Lifetime Income Track option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The Nationwide Lifetime Income Track option is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 85 or younger at the time of application. The Nationwide Lifetime Income Track option cannot be elected if the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Capture option is elected.
If the applicant elects the Nationwide Lifetime Income Track option, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the Nationwide Lifetime Income Track option is 0.80% of the Current Income Benefit Base. The charge is deducted on each Option Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the Nationwide Lifetime Income Track option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, then Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. Certain actions by the Contract Owner will terminate this optional benefit. The cost of the Nationwide Lifetime Income Track option may exceed the benefit.
An early withdrawal (a withdrawal taken from the contract prior to the Withdrawal Start Date) or a withdrawal in excess of the Lifetime Withdrawal Amount that reduces the Current Income Benefit Base to $0 will automatically terminate the Nationwide Lifetime Income Track option.

Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge for the Joint Option is 0.30% of the Current Income Benefit Base and the Lifetime Withdrawal Percentages will be reduced. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge for the Joint Option, however, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Joint Option for the Nationwide Lifetime Income Capture Option
The Joint Option for the Nationwide Lifetime Income Capture option ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Capture option, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the Nationwide Lifetime Income Capture option is elected.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.30% of the Current Income Benefit Base. In addition, if the Joint Option is elected, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The charge is deducted at the same time and in the same manner as the Nationwide Lifetime Income Capture option charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Joint Option for the Nationwide Lifetime Income Track Option
The Joint Option for the Nationwide Lifetime Income Track option ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Track option, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the Nationwide Lifetime Income Track option is elected.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. In addition, if the Joint Option is elected, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be age 85 or younger at the time of application. The charge is deducted at the same time and in the same manner as the Nationwide Lifetime Income Track option charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Charges for Optional Benefits
Optional benefits are irrevocable once elected. The charges associated with optional benefits are only assessed prior to annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.

Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts. Amounts paid to Contract Owners under the contracts in excess of the Contract Value, such as amounts that may be paid under an elected death benefits option or a living benefit option, are paid from the General Account and are subject to Nationwide's creditors and ultimately, its overall claims paying ability.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. Additionally, the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option limit the list of Sub-Accounts available in connection with that option (see Income Benefit Investment Options).

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered Nationwide’s contractual obligations to the Contract Owner will continue.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. These obligations may include certain death benefits and living benefits as described in this prospectus. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.

Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.

Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. Purchase payments may be submitted by mail or by electronic deposit (ex. through Automated Clearing House (ACH) or electronic wires). Withdrawal requests may be submitted by mail or fax. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a Purchase Payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, age issuance limitations, availability of certain investment options, optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.

If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Except in certain circumstances involving fraud and where permitted by state law, Nationwide will not contest the contract after it has been in force during the lifetime of the Annuitant for two years after the date of contract issuance or effective date of certain contract changes, as defined in the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cyber-security controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);

•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 8.00% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2016, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or sub-advisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or sub-adviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or sub-advisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.65% of the Daily Net Assets from the date of contract issuance through the end of the eighth Contract Year. Beginning in the ninth Contract Year, the amount of the Mortality and Expense Risk Charge will be an annualized rate of 1.30% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract’s standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. A portion of the Mortality and Expense Risk Charge may be used to compensate Nationwide for providing the Credits. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account and the Fixed Account based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 8% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7	8+
CDSC Percentage	8%	8%	8%	7%	6%	5%	4%	3%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
A portion of the CDSC may be used to compensate Nationwide for providing the Credits.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least eight years .
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and

(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the first Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.

If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner’s Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay the Contract Maintenance Charge;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
Changes in ownership and contract assignments could have a negative impact on the death benefit (see Death Benefits).
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.

For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit III Option
For contracts issued on or after January 12, 2015, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit III Option. The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.

The interest anniversary value is equal to purchase payments, accumulated at the Interest Anniversary Rate until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Interest Anniversary Rate is disclosed in a Rate Sheet Supplement attached to the front of this prospectus. The Rate Sheet Supplement discloses the Interest Anniversary Rate that is applicable during certain periods of time. In order to receive the applicable Interest Anniversary Rate stated in the Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such rates will be applicable. Interest Anniversary Rates applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Interest Anniversary Rate at any time; however, Nationwide will not change the Interest Anniversary Rate for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Interest Anniversary Rate applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-177316).
The contract described in this prospectus is no longer available for purchase. For historical rate information, see Appendix F: Historical Rates and Percentages.
The following is an example of how the interest anniversary value will not exceed 200% of purchase payments. Assume a contract owner purchases a contract in 2015 for $100,000. In the year 2029, the contract stands as follows:
Total purchase payments:	$100,000
Contract Value:	$120,000
Highest Contract Anniversary Contract Value:	$125,000
Interest Anniversary Rate in effect when the contract was issued	5%
Interest anniversary value:	$197,993
If the annuitant dies in 2029, the death benefit would be $197,993.
However if the annuitant dies the next year, the death benefit would be $200,000 instead of $207,893 (calculation: 105% x $197,993) since the interest anniversary value is limited to 200% of the initial purchase payment of $100,000.
Using the same assumptions in the example above, the following is an example of how a surrender would impact the death benefit calculation. In the year 2024, the contract stands as follows:
Total purchase payments:	$100,000
Contract Value:	$120,000
Highest Contract Anniversary Contract Value:	$150,000
Interest Anniversary Rate in effect when the contract was issued	5%
Interest anniversary value:	$155,133
In 2024, the contract owner takes a partial surrender of $40,000. After the surrender, the highest Contract Anniversary Contract Value is $100,000 (calculation: $150,000 - $40,000/$120,000 x $150,000) and the interest anniversary value is $103,422 (calculation: $155,133 - $40,000/$120,000 x $155,133). After the date of the withdrawal, the interest anniversary value is limited to $133,333 (calculation: 200% x ($100,000 - $40,000/$120,000 x $100,000).
If the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Combination Enhanced Death Benefit III Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

Combination Enhanced Death Benefit Option
For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the additional charge for the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later). This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant’s age at the time of application and, if applicable, the Co-Annuitant’s age at the time of the first Annuitant’s death.
The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets, calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations to the Fixed Account will be assessed a fee of 0.35%. The charge will be assessed until the earlier of annuitization or after all applicable benefits have been credited to the contract, as described below. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option must be elected at the time of application, and the option is irrevocable. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant’s death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant’s death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant’s death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant’s death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant’s death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant’s death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant’s death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant’s death (regardless of the date of the first Annuitant’s death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
Optional Living Benefits
An applicant may elect one of the available optional living benefits under the contract at the time of application. If an applicant elects an optional living benefit, Nationwide will deduct an additional charge as applicable for the elected living benefit. The optional living benefits available under the contract include:
•	7% Nationwide Lifetime Income Rider - designed for consumers at or near retirement who generally have a conservative risk tolerance and seek certainty of guaranteed lifetime income
•	Nationwide Lifetime Income Capture option - designed for consumers with longer time horizons to invest and who generally have a moderate risk tolerance to grow assets and provide for guaranteed lifetime income
•	Nationwide Lifetime Income Track option - a lower cost option designed for consumers with longer time horizons to invest and who generally have a moderate to aggressive risk tolerance to grow assets and provide for guaranteed lifetime income
Each of the optional living benefits has limitations and restrictions as discussed herein. Before selecting an optional living benefit, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. Once elected, the 7% Nationwide L.inc Rider is irrevocable. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 7% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 7% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if the Nationwide Lifetime Income Capture option or Nationwide Lifetime Income Track option is elected.

7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of available investment options, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Credits, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greater of:
(1)	Highest Contract Value: the highest Contract Value on any Contract Anniversary plus purchase payments submitted and Credits applied after that Contract Anniversary; or
(2)	Roll-up Value: the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus

(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Credits applied after contract issuance and before the 10th Contract Anniversary, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Credits applied after the 10th Contract Anniversary.
Contracts issued on or after August 12, 2013, or the date of state approval (whichever is later), are eligible to take a Non-Lifetime Withdrawal. If a Non-Lifetime Withdrawal is taken on or before the 10th Contract Anniversary, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Highest Contract Value: the highest Contract Value on any Contract Anniversary on or after the Non-Lifetime Withdrawal, plus purchase payments submitted and any Credits applied after that Contract Anniversary; or
(3)	Roll-up Value: the adjusted 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus 7% of the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: the sum of the following calculations:
(aa)	Before the Non-Lifetime Withdrawal: any purchase payments submitted and Credits applied after contract issuance and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Credits are applied through the 10th Contract Anniversary; plus
(bb)	After the Non-Lifetime Withdrawal and before the 10th Contract Anniversary: any purchase payments submitted and Credits applied on or after the Non-Lifetime Withdrawal and before the 10th Contract Anniversary, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Credits applied after the 10th Contract Anniversary.
See Appendix D: 7% Nationwide Lifetime Income Rider's Non-Lifetime Withdrawal Examples for example calculations.
If a Non-Lifetime Withdrawal is taken after the 10th Contract Anniversary, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Roll-up Value: the adjusted 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus 7% of the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Credits applied after contract issuance and before the 10th Contract Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: the sum of the following calculations:
(aa)	After the 10th Contract Anniversary and before the Non-Lifetime Withdrawal: any purchase payments submitted and Credits applied after the 10th Contract Anniversary and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus

(bb)	After the Non-Lifetime Withdrawal: any purchase payments submitted and Credits applied on or after the Non-Lifetime Withdrawal; or
(3)	Highest Contract Value: the highest Contract Value on any Contract Anniversary after the 10th Contract Anniversary, plus purchase payments submitted and Credits applied after that Contract Anniversary.
See Appendix D: 7% Nationwide Lifetime Income Rider's Non-Lifetime Withdrawal Examples for example calculations.
When a purchase payment and any Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Non-Lifetime Withdrawal
For contracts issued on or after August 12, 2013, or the date of state approval (whichever is later), after the first Contract Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the 7% Nationwide L.inc Rider. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the 7% simple interest roll-up. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. As with all withdrawals, a Non-Lifetime Withdrawal will reduce the Contract Value and death benefit. In addition, it will be subject to the CDSC provisions of the contract. A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
A Non-Lifetime Withdrawal will cause a reduction to three factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); and (3) Subsequent purchase payments and Credits applied before the Non-Lifetime Withdrawal. All three factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to subsequent purchase payments and Credits applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments and Credits applied before the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.

Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal.
The Lifetime Withdrawal Percentages are disclosed in a Rate Sheet Supplement attached to the front of the prospectus. In order to receive the applicable Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-177316).
The contract described in this prospectus is no longer available for purchase. For historical rate information, see Appendix F: Historical Rates and Percentages.
For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages for the 7% Nationwide L.inc Rider.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.

Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current charge for, or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).

Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election.
Settlement Options
For contracts issued on or after September 1, 2015, the Settlement Options described below are not available. For contracts issued before September 1, 2015, if a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.

For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner’s election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of the 7% Nationwide L.inc Rider
Upon termination of the 7% Nationwide L.inc Rider, Nationwide will no longer assess the fee associated with this option, and all benefits associated with the Nationwide 7% L.inc Rider will terminate. In the following instances, the 7% Nationwide L.inc Rider will terminate:
(1)	When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0
(2)	On the Annuitization Date
(3)	Upon the death of the determining life for contracts with no Joint Option
(4)	Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:

(a)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);
(b)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(c)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(d)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the 7% Nationwide L.inc Rider. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their registered representative to determine how the changes impact the benefit associated with the 7% Nationwide L.inc Rider.
Nationwide Lifetime Income Capture Option
The Nationwide Lifetime Income Capture option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life may not be changed.
Availability
The Nationwide Lifetime Income Capture option is available under the contract at the time of application. Once elected, the Nationwide Lifetime Income Capture option is irrevocable. The Nationwide Lifetime Income Capture option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Nationwide Lifetime Income Capture option is elected, then the spouse may keep the Nationwide Lifetime Income Capture option. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The Nationwide Lifetime Income Capture option cannot be elected if the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option is elected.
Nationwide Lifetime Income Capture Charge
In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the Nationwide Lifetime Income Capture option is 1.20% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Option Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Nationwide Lifetime Income Capture option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Nationwide Lifetime Income Capture Investment Requirements
Election of the Nationwide Lifetime Income Capture option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of investment options available under the Nationwide Lifetime Income Capture option, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may elect to automatically reallocate the Contract Value in accordance with the Asset Rebalancing provision.
Subsequent Purchase Payments
Currently, subsequent purchase payments are permitted under the Nationwide Lifetime Income Capture option as long as the Contract Value is greater than $0. Any subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted.
Nationwide reserves the right to reject subsequent purchase payments in the event subsequent purchase payments create a financial risk that Nationwide is unwilling to bear. This reservation of right may limit the amount a Contract Owner can invest in the contract. Contract Owners should consider this reservation of right when making the initial purchase payment. If Nationwide exercises this right to refuse purchase payments, the entire purchase payment will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept subsequent purchase payments.
Roll-up Interest Rate
The Roll-up Interest Rate is the indexed simple interest rate used in the calculation of the Current Income Benefit Base until the earlier of the first Lifetime Withdrawal or the 15th Option Anniversary.
For the first Option Year, the Roll-up Interest Rate is the greater of:
(1)	the Defined Rate in effect on the Application Date plus the Variable Rate in effect on the Application Date; or
(2)	the Defined Rate in effect on the Option Issue Date plus the Variable Rate in effect on the Option Issue Date.
The Defined Rate and Variable Rate are defined below in the Defined Rate and Renewal Defined Rate and Variable Rate subsections, respectively.
For Option Years two through fifteen, the Roll-up Interest Rate is calculated by adding the Variable Rate in effect on the Option Anniversary plus the Renewal Defined Rate.
The Renewal Defined Rate is defined below in the Defined Rate and Renewal Defined Rate subsection.
For the purposes of this Roll-up Interest Rate section only, Application Date is the date a good order application is signed; and Option Issue Date is either the date the contract is issued, or if the Nationwide Lifetime Income Capture Option was elected after the date the contract was issued, then the date Nationwide receives the proper form to add the Nationwide Lifetime Income Capture Option to the contract in good order.
Once calculated, the Roll-up Interest Rate will be rounded up or down to the nearest 0.25%. For example, if the Defined Rate is 3.00% and the Variable Rate is 2.83%, the Roll-up Interest Rate is 5.75% (3.00% + 2.83% = 5.83%, rounded up or down to the nearest 0.25%, results in 5.75%). If the Defined Rate is 3.00% and the Variable Rate is 2.91%, the Roll-up Interest Rate is 6.00% (3.00% + 2.91% = 5.91%, rounded up or down to the nearest 0.25%, results in 6.00%).
For contracts with applications signed on or after March 15, 2016, the Roll-up Interest Rate will not be less than 5.00% nor greater than 10.00%. For contracts with applications signed before March 15, 2016, the Roll-up Interest Rate will not be less than 4.00% nor greater than 10.00%.
In no event will the Roll-up Interest Rate be calculated by adding the Defined Rate in effect on the Application Date to the Variable Rate in effect on the Option Issue Date; or by adding the Defined Rate in effect on the Option Issue Date to the Variable Rate in effect on the Application Date.

Variable Rate
The Variable Rate is, at a minimum, the rate of return (the nominal interest rate) of the specified index. The specified index is the monthly 10-year Treasury constant maturity as published by the Board of Governors of the Federal Reserve System. Periodically, Nationwide may increase the Variable Rate to an amount greater than the rate of return of the specified index.
For the first Option Year, the Variable Rate is the Variable Rate that when added to its corresponding Defined Rate results in the greater Roll-up Interest Rate (the Variable Rate in effect on the Application Date corresponds with the Defined Rate in effect on the Application Date; and the Variable Rate in effect on the Option Issue Date corresponds with the Defined Rate in effect on the Option Issue Date).
For the first Option Year, the Variable Rate in effect depends upon the date of the Application Date or Option Issue Date, and is determined as follows:
(1)	if the Application Date or the Option Issue Date is before the 15th calendar day of the month, Nationwide will use the Variable Rate for the month that is two months prior to the month in which the Application Date or Option Issue Date falls (e.g. if the Option Issue Date is July 10th, then Nationwide will use May's Variable Rate); or
(2)	if the Application Date or the Option Issue Date is on or after the 15th calendar day of the month, Nationwide will use the Variable Rate for the month prior to the month in which the Application Date or Option Issue Date falls (e.g. if the Option Issue Date is July 17th, then Nationwide will use June's Variable Rate).
For each Option Year after the first Option Year, Nationwide will determine the Variable Rate in effect on the Option Anniversary as follows:
(1)	if the Option Issue Date is before the 15th calendar day of the month, Nationwide will use the Variable Rate for the month that is two months prior to the month that each Option Anniversary falls to calculate the Roll-up Interest Rate for the following Option Year; or
(2)	if the Option Issue Date is on or after the 15th calendar day of the month, Nationwide will use the Variable Rate for the month prior to the month that each Option Anniversary falls to calculate the Roll-up Interest Rate for the following Option Year.
Nationwide reserves the right to discontinue and substitute a comparable index if the index becomes unavailable (e.g. is no longer published) or if the calculation of the index is substantially changed (e.g. the index no longer provides a monthly average). If Nationwide exercises this right, Nationwide will provide written notice to Contract Owners.
Defined Rate and Renewal Defined Rate
The Defined Rate is an amount determined by Nationwide. Currently, the Defined Rate is 3.00%.
For the first Option Year, the Defined Rate is the Defined Rate that when added to its corresponding Variable Rate results in the greater Roll-up Interest Rate (the Defined Rate in effect on the Application Date corresponds with the Variable Rate in effect on the Application Date; and the Defined Rate in effect on the Option Issue Date corresponds with the Variable Rate in effect on the Option Issue Date).
For each Option Year after the first Option Year, the Renewal Defined Rate will be used instead of the Defined Rate to calculate the Roll-up Interest Rate. The Renewal Defined Rate is the greater of:
(1)	the Defined Rate in effect on the Application Date; or
(2)	the Defined Rate in effect on the Option Issue Date.
If the Defined Rate in effect on the Application Date and the Defined Rate in effect on the Option Issue Date are equal, then the Renewal Defined Rate will be the same as the Defined Rate.
Nationwide will not change the Defined Rate or the Renewal Defined Rate for contracts once issued.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon election of the Nationwide Lifetime Income Capture option, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of election until the first Lifetime Withdrawal will reflect any additional purchase payments, Credits, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below.

Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal the greatest of:
(1)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, or Credits applied on that Option Anniversary;
(2)	Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year, excluding any purchase payments submitted, or Credits applied on that Monthly Option Anniversary; or
(3)	Roll-up Value: equal to the sum of the following calculations:
(a)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary (on the first Option Anniversary, the Original Income Benefit Base); plus
(b)	Roll-up: the Roll-up Interest Rate multiplied by the Original Income Benefit Base and any purchase payments submitted and Credits applied on or before the prior Option Anniversary, up to and including the 15th Option Anniversary; plus
(c)	Subsequent Purchase Payments with Prorated Roll-up: any purchase payments submitted and Credits applied after the prior Option Anniversary and before the 15th Option Anniversary, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Credits are applied; plus
(d)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Credits applied after the 15th Option Anniversary.
If a Non-Lifetime Withdrawal is taken on or before the 15th Option Anniversary, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal:
For the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Credits applied, or withdrawals on that Option Anniversary;
(2)	Monthly Option Anniversary Contract Value: the greater of:
(a)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and on or before the Non-Lifetime Withdrawal, excluding any purchase payments submitted, Credits applied, or withdrawals on that Monthly Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; or
(b)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and after the Non-Lifetime Withdrawal, excluding any purchase payments submitted, Credits applied, or withdrawals on that Monthly Option Anniversary; or
(3)	Roll-up Value: equal to the sum of the following calculations:
(a)	Adjusted Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(b)	Roll-up: the Roll-up Interest Rate multiplied by the sum of the Adjusted Roll-up Income Benefit Base (the Original Income Benefit Base proportionally reduced for a Non-Lifetime Withdrawal) and any purchase payments submitted and Credits applied on or before the prior Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(c)	Subsequent Purchase Payments with Prorated Roll-up: the sum of the following calculations:
(aa)	After the prior Option Anniversary and on or before the Non-Lifetime Withdrawal: any purchase payments submitted and Credits applied after the prior Option Anniversary and on or before the date of the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Credits are applied; plus
(bb)	After the Non-Lifetime Withdrawal: any purchase payments submitted and Credits applied after the date of the Non-Lifetime Withdrawal, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Credits are applied.

For each Option Anniversary after the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary plus any purchase payments submitted and Credits applied during the Option Year;
(2)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Credits applied, or withdrawals on that Option Anniversary;
(3)	Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year, excluding any purchase payments submitted, Credits applied, or withdrawals on that Monthly Option Anniversary; or
(4)	Roll-up Value: for each Option Anniversary up to and including the 15th Option Anniversary, it is equal to the sum of the following calculations:
(a)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary; plus
(b)	Roll-up: the Roll-up Interest Rate multiplied by the sum of the Adjusted Roll-up Income Benefit Base (the Original Income Benefit Base proportionally reduced for a Non-Lifetime Withdrawal) and any purchase payments submitted and Credits applied on or before the date of the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus the Roll-up Interest Rate multiplied by any Credits submitted and Credits applied after the date of the Non-Lifetime Withdrawal and prior to the previous Option Anniversary; plus
(c)	Subsequent Purchase Payments with Prorated Roll-up: any purchase payments submitted and Credits applied after the prior Option Anniversary and before the 15th Option Anniversary, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Credits are applied.
See Appendix E: Nationwide Lifetime Income Capture Option Non-Lifetime Withdrawal Examples for example calculations.
If a Non-Lifetime Withdrawal is taken after the 15th Option Anniversary, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal:
For the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, plus any purchase payments submitted and Credits applied during the Option Year and after the Non-Lifetime Withdrawal;
(2)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Credits applied, or withdrawals on that Option Anniversary; or
(3)	Monthly Option Anniversary Contract Value: the greater of:
(a)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and on or before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; or
(b)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and after the Non-Lifetime Withdrawal.
For each Option Anniversary after the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary plus any purchase payments submitted and Credits applied during the Option Year;
(2)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Credits applied, or withdrawals on that Option Anniversary; or
(3)	Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year.
See Appendix E: Nationwide Lifetime Income Capture Option Non-Lifetime Withdrawal Examples for example calculations.

When a purchase payment and any Credits are applied on a date other than an Option Anniversary, the indexed simple interest roll-up value is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Option Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Option Anniversary minus adjustments made for excess withdrawals after that date, and the initial Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up value is only calculated for the first 15 Option Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Non-Lifetime Withdrawal
After the first Option Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide Lifetime Income Capture option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the indexed simple interest roll-up. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In addition, it will be subject to the CDSC provisions of the contract.
A Non-Lifetime Withdrawal will cause a reduction to four factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); (3) Subsequent purchase payments and Credits applied before the Non-Lifetime Withdrawal; and (4) the Monthly Option Anniversary Contract Value during the Option Year prior to the Non-Lifetime Withdrawal. All four factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal

Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value prior to the Non-Lifetime Withdrawal

Reduction to subsequent purchase payments and Credits applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments and Credits applied before the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal

Reduction to Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
Lifetime Withdrawals
At any time after the Nationwide Lifetime Income Capture option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Roll-up and Roll-up Value terminate and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity or due to an automatic reset (both discussed later in this provision), submits additional purchase payments, or based upon the Attained Age Income Benefit Base calculation (discussed later in this provision). As long as the Nationwide Lifetime Income Capture option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal.
The Lifetime Withdrawal Percentages are disclosed in a Rate Sheet Supplement attached to the front of the prospectus. The Rate Sheet Supplement discloses the Lifetime Withdrawal Percentages that are applicable during certain periods of time. In order to receive the applicable Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-177316).
The contract described in this prospectus is no longer available for purchase. For historical rate information, see Appendix F: Historical Rates and Percentages.
For contracts that elect the Joint Option for the Nationwide Lifetime Income Capture option, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Capture option (see Joint Option for the Nationwide Lifetime Income Capture Option).
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the initial Lifetime Withdrawal Amount for that year.
On each Option Anniversary after the first Lifetime Withdrawal is taken, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Current Income Benefit Base will equal the greater of:
(1)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary, plus any purchase payments submitted and Credits applied after the prior Option Anniversary, or
Note: The Current Income Benefit Base may change due to excess withdrawals, automatic resets, or election of a non-automatic reset opportunity (all discussed later in this provision). If the Non-Lifetime Withdrawal is taken in the same Option Year as the first Lifetime Withdrawal, then for the first Option Anniversary after the first Lifetime Withdrawal, the Current Income Benefit Base on the prior Option Anniversary will be proportionally reduced as described in the Non-Lifetime Withdrawal section;

(2)	Attained Age Income Benefit Base: determined based on the following formula:

Contract Value on the then current Option Anniversary prior to processing any purchase payments, Credits, or withdrawals on that day	X	Attained Age Lifetime Withdrawal Percentage
Lifetime Withdrawal Percentage
The Attained Age Lifetime Withdrawal Percentage (which does not remain the same) is determined based on the age of the Contract Owner on the Option Anniversary.
The Attained Age Lifetime Withdrawal Percentages are disclosed in a Rate Sheet Supplement attached to the front of the prospectus. In order to receive the applicable Attained Age Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Attained Age Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Attained Age Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Attained Age Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Attained Age Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-177316).
The contract described in this prospectus is no longer available for purchase. For historical rate information, see Appendix F: Historical Rates and Percentages.
For contracts that elect the Joint Option for the Nationwide Lifetime Income Capture option, the Attained Age Lifetime Withdrawal Percentages will be equal to or less than the Attained Age Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Capture option (see Joint Option for the Nationwide Lifetime Income Capture Option).
Contract Owners may cancel the attained age feature of the Nationwide Lifetime Income Capture option by cancelling the automatic reset feature discussed later in this section.
The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Option Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization (assuming the Current Income Benefit Base is not depleted and the option remains in force).
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the gross dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or

(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

Gross dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
The extent to which excess withdrawals negatively impact the overall benefit received under the Nationwide Lifetime Income Capture option depends on market conditions and other factors that are specific to each contract. Consult with an advisor to determine what is best based on the Contract Owner’s individual financial situation and needs.
Note: If the Contract Value falls to $0 as a result of an excess withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
RMD Privilege
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. Prior to the first Lifetime Withdrawal, if on any Option Anniversary, the current Contract Value or the highest Monthly Option Anniversary Contract Value during the previous Option Year exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal the higher Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until the first Lifetime Withdrawal or until either the current charge or the list of permitted investment options associated with the Nationwide Lifetime Income Capture option changes. After the first Lifetime Withdrawal, on each Option Anniversary, the Current Income Benefit Base may be reset to the Attained Age Income Benefit Base, and this automatic reset will continue until either the current charge or the list of permitted investment options associated with the Nationwide Lifetime Income Capture option changes.
In the event the current charge or the list of permitted investment options of the Nationwide Lifetime Income Capture option changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Option Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Nationwide Lifetime Income Capture option; and instructions on how to communicate an election to reset the benefit base.

If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Option Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same, the attained age feature (as described in the Lifetime Withdrawals section) will be cancelled, and the terms and conditions of the Nationwide Lifetime Income Capture option will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the Nationwide Lifetime Income Capture option by notifying Nationwide as to such election.
Settlement Options
For contracts issued on or after September 1, 2015, the Settlement Options described below are not available. For contracts issued before September 1, 2015, when a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the annual Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the Nationwide Lifetime Income Capture option. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.

Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the annual Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the Nationwide Lifetime Income Capture option, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier (which may result in a higher Annual Benefit Multiplier and a larger benefit under this option). If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the Nationwide Lifetime Income Capture option is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide Lifetime Income Capture option will terminate.
Death of Determining Life
For contracts with no Joint Option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide Lifetime Income Capture option which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide Lifetime Income Capture option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.

Automatic Termination of Nationwide Lifetime Income Capture Option
Upon termination of the Nationwide Lifetime Income Capture Option, Nationwide will no longer assess the fee associated with this option, and all benefits associated with the Nationwide Lifetime Income Capture Option will terminate. In the following instances, the Nationwide Lifetime Income Capture Option will automatically terminate:
(1)	When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0
(2)	On the Annuitization Date
(3)	Upon the death of the determining life for contracts with no Joint Option
(4)	Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(a)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner's spouse during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(b)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(c)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(d)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the Nationwide Lifetime Income Capture option. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their registered representative to determine how the changes impact the benefit associated with the Nationwide Lifetime Income Capture option.
Nationwide Lifetime Income Track Option
After the Contract Owner reaches age 59½ (or if the Joint Option is elected, both spouses reach age 59½) (the "Withdrawal Start Date"), the Nationwide Lifetime Income Track option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be 85 or younger at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life may not be changed.
Availability
The Nationwide Lifetime Income Track option is available under the contract at the time of application. Once elected, the Nationwide Lifetime Income Track option is irrevocable. The Nationwide Lifetime Income Track option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Nationwide Lifetime Income Track option is elected, then the spouse may keep the Nationwide Lifetime Income Track option. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The Nationwide Lifetime Income Track option cannot be elected if the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Capture option is elected.

Nationwide Lifetime Income Track Charge
In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the Nationwide Lifetime Income Track option is 0.80% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Option Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Nationwide Lifetime Income Track option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Nationwide Lifetime Income Track Investment Requirements
Election of the Nationwide Lifetime Income Track option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of investment options available under the Nationwide Lifetime Income Track option, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the Nationwide Lifetime Income Track option as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon election of the Nationwide Lifetime Income Track option, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount.
The Current Income Benefit Base for the Nationwide Lifetime Income Track option will equal the highest Contract Value on any Option Anniversary (unless the Contract Owner cancels this automatic reset feature as described in Reset Opportunities) adjusted by the following:
(1)	Additional purchase payments submitted after the Nationwide Lifetime Income Track option is elected. Additional purchase payments will result in an immediate increase to the Current Income Benefit Base equal to the dollar amount of the additional purchase payment(s).

(2)	Early withdrawals, which are withdrawals taken from the contract prior to the Withdrawal Start Date. Early withdrawals will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be the greater of (a) or (b), where:

(a)	=	the dollar amount of the early withdrawal; and
(b)	=	a figure representing the proportional amount of the early withdrawal. This amount is determined by the following formula:

Gross dollar amount of the early withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value
In situations where the Contract Value exceeds the existing Current Income Benefit Base, early withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, early withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
(3)	If requested, a one-time Non-Lifetime Withdrawal. A Non-Lifetime Withdrawal will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be a figure representing the proportional amount of the Non-Lifetime Withdrawal. This amount is determined by the following formula:

Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value
If at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Nationwide Lifetime Income Track option provides for Lifetime Withdrawals, up to a certain amount each year (the Lifetime Withdrawal Amount), even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals and does not make certain assignments or Contract Owner changes.
Non-Lifetime Withdrawal
After the later of the first Option Anniversary or the Withdrawal Start Date, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide Lifetime Income Track option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base by the proportional amount of the withdrawal. In addition, it will be subject to the CDSC provisions of the contract. The proportional amount of the withdrawal is determined by the following formula:
Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
Lifetime Withdrawals
At any time after the Withdrawal Start Date, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal after the Withdrawal Start Date constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. As long as the Nationwide Lifetime Income Track option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal as indicated in the following tables:
If the first Lifetime Withdrawal is taken prior to the fifth Option Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	4.50%	5.00%	5.50%
If the first Lifetime Withdrawal is taken on or after the fifth Option Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	4.50%	5.00%	5.50%	6.00%
For contracts that elect the Joint Option for the Nationwide Lifetime Income Track option, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages above (see Joint Option for the Nationwide Lifetime Income Track Option).
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal from the contract prior the fifth Option Anniversary and prior to age 81. Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Option Anniversary thereafter, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Option Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization (assuming the Current Income Benefit Base is not depleted as a result of an excess withdrawal, and the option remains in force).
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.

Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
After the Withdrawal Start Date, the Contract Owner is permitted to withdraw Contract Value in excess of the Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the gross dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

Gross dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
The extent to which excess withdrawals negatively impact the overall benefit received under the Nationwide Lifetime Income Track option depends on market conditions and other factors that are specific to each contract. Consult with an advisor to determine what is best based on the Contract Owner’s individual financial situation and needs.
Note: If the Contract Value falls to $0 as a result of an excess withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
RMD Privilege
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Difference between Early Withdrawals and Excess Withdrawals
Early withdrawals and excess withdrawals vary in their impact on the Current Income Benefit Base.
Early withdrawals are taken before the Withdrawal Start Date and the entire amount of the early withdrawal is considered when calculating the reduction to the Current Income Benefit Base.
Excess withdrawals are taken after the Withdrawal Start Date, when the Contract Owner takes withdrawals in excess of the Lifetime Withdrawal Amount, and only the amount in excess of the Lifetime Withdrawal Amount is considered when calculating the reduction to the Current Income Benefit Base.

This means that early withdrawals will have a greater overall negative impact on the Current Income Benefit Base than excess withdrawals, because early withdrawals will impact the Current Income Benefit Base in their entirety, where excess withdrawals will only impact the Current Income Benefit Base by the amount of the withdrawal that was in excess of the Lifetime Withdrawal Amount.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Option Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until the first Lifetime Withdrawal. After the first Lifetime Withdrawal, the automatic reset will continue until either the current charge or the list of permitted investment options associated with the Nationwide Lifetime Income Track option changes.
In the event the current charge or the list of permitted investment options of the Nationwide Lifetime Income Track option changes after the first Lifetime Withdrawal, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Option Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Nationwide Lifetime Income Track option; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Option Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the Nationwide Lifetime Income Track option will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the Nationwide Lifetime Income Track option by notifying Nationwide as to such election.
Settlement Options
For contracts issued on or after September 1, 2015, the Settlement Options described below are not available. For contracts issued before September 1, 2015, when a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the annual Lifetime Withdrawal Amount until the death of the Contract Owner (or, if the Joint Option is elected, until the death of the spouse);
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the Nationwide Lifetime Income Track option. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.

If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the annual Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the Nationwide Lifetime Income Track option, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier (which may result in a higher Annual Benefit Multiplier and a larger benefit under this option). If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the Nationwide Lifetime Income Track option is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide Lifetime Income Track option will terminate.
Death of Determining Life
For contracts with no Joint Option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.

For contracts with the Joint Option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide Lifetime Income Track option which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide Lifetime Income Track option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of Nationwide Lifetime Income Track Option
Upon termination of the Nationwide Lifetime Income Track Option, Nationwide will no longer assess the fee associated with this option, and all benefits associated with the Nationwide Lifetime Income Track Option will terminate. In the following instances, the Nationwide Lifetime Income Track Option will automatically terminate:
(1)	When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0
(2)	On the Annuitization Date
(3)	Upon the death of the determining life for contracts with no Joint Option
(4)	Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(a)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner's spouse during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(b)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(c)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(d)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the Nationwide Lifetime Income Track option. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their registered representative to determine how the changes impact the benefit associated with the Nationwide Lifetime Income Track option.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse.

The annual charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. The charge will be assessed until annuitization. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge for the Joint Option is 0.30% of the Current Income Benefit Base. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge for the Joint Option. If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider.
The Lifetime Withdrawal Percentages for the Joint Option are disclosed in a Rate Sheet Supplement attached to the front of the prospectus. The Rate Sheet Supplement discloses the Lifetime Withdrawal Percentages that are applicable during certain periods of time. In order to receive the applicable Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-177316).
The contract described in this prospectus is no longer available for purchase. For historical rate information,see Appendix F: Historical Rates and Percentages.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;

(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the Nationwide Lifetime Income Capture Option
At the time the Nationwide Lifetime Income Capture option is elected, the Contract Owner may elect the Joint Option for the Nationwide Lifetime Income Capture option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Capture option, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section.
The annual charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.30% of the Current Income Benefit Base.
If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide Lifetime Income Capture option.
The Lifetime Withdrawal Percentages for the Joint Option are disclosed in a Rate Sheet Supplement attached to the front of the prospectus. The Rate Sheet Supplement discloses the Lifetime Withdrawal Percentages that are applicable during certain periods of time. In order to receive the applicable Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-177316).
The contract described in this prospectus is no longer available for purchase. For historical rate information, see Appendix F: Historical Rates and Percentages.
The Attained Age Lifetime Withdrawal Percentages for the Joint Option are disclosed in a Rate Sheet Supplement attached to the front of the prospectus. In order to receive the applicable Attained Aged Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Attained Aged Lifetime Withdrawal Percentages for the Joint Option applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Attained Aged Lifetime Withdrawal Percentages for the Joint Option at any time; however, Nationwide will not change the Attained Aged Lifetime Withdrawal Percentages for the Joint Option for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Attained Aged Lifetime Withdrawal Percentages for the Joint Option that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-177316).
The contract described in this prospectus is no longer available for purchase. For historical rate information, see Appendix F: Historical Rates and Percentages.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin Lifetime Withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;

(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide Lifetime Income Capture option. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits.
Marriage Termination
If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the Nationwide Lifetime Income Track Option
At the time the Nationwide Lifetime Income Track option is elected (at time of application), the Contract Owner may elect the Joint Option for the Nationwide Lifetime Income Track option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Track option, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section.
The annual charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide Lifetime Income Track option as follows:
If the first Lifetime Withdrawal is taken prior to the fifth Option Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	3.75%	4.25%	4.75%	5.25%

If the first Lifetime Withdrawal is taken on or after the fifth Option Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	4.25%	4.75%	5.25%	5.75%
If the Contract Owner elects the Joint Option, the Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be age 85 or younger at the time of application;
(2)	Both spouses must be at least age 59½ before either spouse is eligible to begin Lifetime Withdrawals;
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide Lifetime Income Track option. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits.
Marriage Termination
If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and /or beneficiary is changed.
Additionally, in the situations described in (1), (3) and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Income Benefit Investment Options
Only certain investment options are available to Contract Owners that elect the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown are available for election.
Note: Some of the investment options listed are funds of funds and/or funds that are designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile. Additionally, some of the indicated investment options may not be available to a particular Contract Owner due to the date the contract was issued. Refer to Appendix A: Underlying Mutual Funds for more information regarding investment option designations and availability.
7% Nationwide Lifetime Income Rider
•	Custom Portfolio Asset Rebalancing Service - Balanced
•	Custom Portfolio Asset Rebalancing Service - Conservative
•	Custom Portfolio Asset Rebalancing Service - Moderately Conservative
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Static Asset Allocation Models - American Funds Managed Option (33% NVIT - American Funds NVIT Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund)
•	Static Asset Allocation Models - American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)
•	Static Asset Allocation Models - BlackRock Option (34% BlackRock NVIT Equity Dividend V.I. Fund, 33% BlackRock NVIT Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)
•	Static Asset Allocation Models - Fidelity® VIP Funds Option (35% Fidelity VIP Balanced Portfolio - Service Class 2, 30% Fidelity VIP Growth & Income Portfolio - Service Class 2, 35% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
Nationwide Lifetime Income Capture Option
•	Custom Portfolio Asset Rebalancing Service - Balanced
•	Custom Portfolio Asset Rebalancing Service - Conservative
•	Custom Portfolio Asset Rebalancing Service - Moderate
•	Custom Portfolio Asset Rebalancing Service - Moderately Conservative
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II

•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Static Asset Allocation Models - American Funds Managed Option (33% NVIT - American Funds NVIT Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund)
•	Static Asset Allocation Models - American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)
•	Static Asset Allocation Models - BlackRock Option (34% BlackRock NVIT Equity Dividend V.I. Fund, 33% BlackRock NVIT Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)
•	Static Asset Allocation Models - Fidelity® VIP Funds Option (35% Fidelity VIP Balanced Portfolio - Service Class 2, 30% Fidelity VIP Growth & Income Portfolio - Service Class 2, 35% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
Nationwide Lifetime Income Track Option
•	Custom Portfolio Asset Rebalancing Service - Balanced
•	Custom Portfolio Asset Rebalancing Service - Capital Appreciation
•	Custom Portfolio Asset Rebalancing Service - Conservative
•	Custom Portfolio Asset Rebalancing Service - Moderate
•	Custom Portfolio Asset Rebalancing Service - Moderately Conservative
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility
•	Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility
•	Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II

•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Static Asset Allocation Models - American Funds Managed Option (33% NVIT - American Funds NVIT Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund)
•	Static Asset Allocation Models - American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)
•	Static Asset Allocation Models - BlackRock Option (34% BlackRock NVIT Equity Dividend V.I. Fund, 33% BlackRock NVIT Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)
•	Static Asset Allocation Models - Fidelity® VIP Funds Option (35% Fidelity VIP Balanced Portfolio - Service Class 2, 30% Fidelity VIP Growth & Income Portfolio - Service Class 2, 35% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
Removal or Reduction of Variable Account Charges
The Administrative Charge applies for the life of the contract. The Mortality and Expense Risk Charge applies for the life of the contract, but is reduced beginning in the 9th Contract Year. The charge for each optional benefit is assessed until annuitization, except for the Beneficiary Protector II Option Charge, which is removed after the benefit associated with that feature is paid.
To remove or reduce a charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract in its third Contract Year where the only optional benefit elected is the Beneficiary Protector II Option, the Variable Account value will be calculated using unit values with Variable Account charges of 2.20%. Once the benefit is paid, the charge associated with the Beneficiary Protector II Option will be removed. From that point on (until the end of the eighth Contract Year), the Variable Account value will be calculated using the unit values with Variable Account charges at 1.85%. Thus, the Beneficiary Protector II Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 2.20% will have a lower unit value than Sub-Account X with charges of 1.85% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.

On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Changes in ownership and contract assignments could have a negative impact on certain benefits under the contract, including the death benefit and the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Only Non-Qualified Contract Owners may name a contingent annuitant.

Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant must be named at the time of application and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	contingent annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Extra Value Credits
For the first Contract Year, Nationwide will apply a Credit to the contract equal to 5% of each purchase payment made to the contract. The Credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts and the Fixed Account in the same proportion and at the same time that the purchase payment is allocated to the contract.
For purposes of all benefits and taxes under these contracts, Credits are considered earnings, not purchase payments.
Recapturing Credits under the Free Look Provision
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all Credits applied to the contract.
In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all of the Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the Credits, but all losses attributable to the Credits will be incurred by Nationwide.
Recapturing Credits when a Death Benefit is Payable Before the First Contract Anniversary
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, the death benefit will be reduced by the dollar amount of any Credits made to the contract. Any earnings attributable to any Credits will be retained by the Contract Owner. All losses attributable to any Credits are incurred by the Contract Owner and may reduce the value of any death benefit.
For contracts issued before September 8, 2014, the death benefit will not be reduced by the dollar amount of any Credits made to the contract if the Annuitant dies and a death benefit is payable before the first Contract Anniversary.
If the value of any Credit declines as a result of negative investment performance, any death benefit payable under the contract before the first Contract Anniversary could be less than the death benefit that would have been payable had there been no Credit added to the Contract.
This could result in a death benefit payable that is less than the total of all purchase payments. For example:
Initial Purchase Payment: $100,000
Credit: $5,000
Contract Value on contract issue date: $105,000
If a death benefit is payable before the first Contract Anniversary, and on the date the death benefit is calculated the Contract Value has decreased to $103,000 as a result of negative investment performance, Nationwide would recapture the dollar amount of the Credit and the death benefit would equal $98,000 ($103,000 - $5,000).
Nationwide will not recapture Credits if a Co-Annuitant dies before the first Contract Anniversary and the surviving Co-Annuitant elects to continue the contract under the Spousal Protection Feature. However, if the last surviving Co-Annuitant dies before the first Contract Anniversary, Nationwide will recapture all of the Credits applied to the contract.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day

•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Credits) allocated to the Sub-Accounts plus any amount held in the Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the Fixed Account based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.85% to 2.85% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).

Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.

Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.

Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account at any time.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Credits, but all losses attributable to the Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges

•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
•	charges associated with the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option and Joint Option (if elected)
•	application of any Extra Value credits (and any recapture of such credits, if applicable)
Except for a surrender made in accordance with the Enhanced Surrender Value for Terminal Illness provision, the CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Enhanced Surrender Value for Terminal Illness
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), Nationwide will pay the Contract Value plus any additional amount necessary to equal the standard death benefit or, if elected, an optional death benefit, if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit and no CDSC will be deducted from the surrender proceeds.
Under this provision, no enhanced surrender value will be paid unless:
•	The same person is named as Owner and as Annuitant since Contract issuance, and
•	The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.
Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract subject to Nationwide’s consent. Additionally, Nationwide reserves the right to refuse to recognize assignments on a non-discriminatory basis. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Where permitted under state law, an assignment or collateral assignment may negatively impact certain benefits under this contract, including the death benefit and the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option.

Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.

Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts. Refer to the Income Benefit Investment Options provision for the investment options available for the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.

Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss in a declining market.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified investment advisor regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below.
Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted (see Income Benefit Investment Options).
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event. However, quarterly rebalancing transfers are not subject to short-term trading fees.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option may change the Sub-Account allocations within their elected model, percentages within their elected model and/or may change models and create a new Custom Portfolio within that new model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in writing on Nationwide's administrative form. Any model and percentage changes will be subject to Short-Term Trading Fees and will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.

Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Model
For Contract Owners that have elected the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s):
•	American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund)
•	American Funds Managed Option (33% NVIT - American Funds NVIT Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund)
•	BlackRock Option (34% BlackRock Equity Dividend V.I. Fund, 33% BlackRock NVIT Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)
•	Fidelity® VIP Funds Option (30% Fidelity VIP Growth & Income Portfolio - Service Class 2, 35% Fidelity VIP Balanced Portfolio - Service Class 2, 35% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
The availability of some models may be restricted (see Income Benefit Investment Options).
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Funds.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Impact of Ownership Changes and Assignment on the Death Benefits
Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), the elected death benefit will be forfeited and replaced with a death benefit equal to the Contract Value on the date Nationwide receives proper proof of the Annuitant's death, an election specifying the distribution method, and any state required forms. Where prohibited by state law, or if any of the following situations apply, the death benefit forfeiture will not apply:
(1)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner's spouse during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(2)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;

(3)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(4)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their registered representative to determine how the changes impact the death benefit.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
As indicated previously, the death benefit calculations discussed in this provision may not apply if the Contract Owner has been changed or the contract has been assigned.
The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Return of Premium)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).

Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value reduced by any Credits that were applied to the contract that are subject to recapture (see Extra Value Credits).
The standard death benefit (Return of Premium) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).

Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value reduced by any Credits that were applied to the contract that are subject to recapture (see Extra Value Credits).
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.

For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value reduced by any Credits that were applied to the contract that are subject to recapture (see Extra Value Credits).
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit III Option
For contracts issued on or after January 12, 2015, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit III Option. The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at the Interest Anniversary Rate until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Interest Anniversary Rate is disclosed in a Rate Sheet Supplement attached to the front of this prospectus. The Rate Sheet Supplement discloses the Interest Anniversary Rate that is applicable during certain periods of time. In order to receive the applicable Interest Anniversary Rate stated in the Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such rates will be applicable. Interest Anniversary Rates applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Interest Anniversary Rate at any time; however, Nationwide will not change the Interest Anniversary Rate for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Interest Anniversary Rate applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-177316).
The contract described in this prospectus is no longer available for purchase. For historical rate information, see Appendix F: Historical Rates and Percentages.

If the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).
If the Fixed Account allocation is greater than 30% of the Contract Value on any Contract Anniversary solely due to Contract Owner actions, including: the application of additional purchase payments, additional withdrawals, transfers among investment options, or a combination of such actions, then for purposes of calculating the interest anniversary value, 0% will accrue for that year. If, however, the 30% threshold is reached due to a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at the Interest Anniversary Rate.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	The interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value reduced by any Credits that were applied to the contract that are subject to recapture (see Extra Value Credits).
The Combination Enhanced Death Benefit III Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the additional charge for the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later). This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
For contracts issued on or after August 12, 2013, or the date of state approval (whichever is later), if the Fixed Account allocation is greater than 30% of the Contract Value on any Contract Anniversary solely due to Contract Owner actions, including: the application of additional purchase payments, additional withdrawals, transfers among investment options, or a combination of such actions, then for purposes of calculating the interest anniversary value, 0% will accrue for that year. If, however, the 30% threshold is reached due to a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
For contracts issued prior to August 12, 2013, or the date of state approval (whichever is later), if, after the first Contract Anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value solely due to the application of additional purchase payments, additional withdrawals, or transfers among investment options, then for purposes of calculating the interest anniversary value, 0% will accrue for that year. If, however, the 30% threshold is reached due to a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.

For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if the Annuitant dies and a death benefit is payable before the first Contract Anniversary, Nationwide will calculate the death benefit as described above, and then reduce the death benefit by the dollar amount of any Credits made to the contract (see Extra Value Credits).
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value reduced by any Credits that were applied to the contract that are subject to recapture (see Extra Value Credits).
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
The standard death benefit and all of the death benefit options include a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.

Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted to the Service Center and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.

The Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Model are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.

The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.85% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:

(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These proceedings include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. Regulatory proceedings may also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible with any degree of certainty to determine the likely ultimate outcomes of the pending regulatory and legal proceedings or to provide reasonable ranges of potential losses. Some matters are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the claims for liability or damages. In some of the legal proceedings which are seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of legal proceedings, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s condensed consolidated financial position. Nonetheless, it is possible that such outcomes could materially affect the Company’s condensed consolidated financial position or results of operations in a particular quarter or annual period given the large or indeterminate amounts sought in certain of these legal proceedings and the inherent unpredictability of litigation. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company recognizes an asset for insurance recoveries, not to exceed cumulative accrued losses, when recovery under such policies is probable and reasonably estimable.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor ("DOL"), the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, Nationwide Mutual Insurance Company ("NMIC") insofar as any inquiry, examination or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including activity by the DOL, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-177316

Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	This underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of investment option may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
This underlying mutual fund is only available in contracts for which good order applications were received before July 14, 2014
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management LLC
Investment Objective:	To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Designation: FF, VOL
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.

BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index), and if such fees and/or charges were included, the fees and expenses would be higher.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
Dreyfus Stock Index Fund, Inc.: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	Capital appreciation.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk.
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Ivy Variable Insurance Portfolios - Asset Strategy (formerly, Ivy Funds Variable Insurance Portfolios - Asset Strategy)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income (formerly, Ivy Funds Variable Insurance Portfolios - High Income)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth (formerly, Ivy Funds Variable Insurance Portfolios - Mid Cap Growth)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Forty Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (formerly, The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II)
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited
Investment Objective:	Both capital appreciation and current income.
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Rational Advisors, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL

Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II (formerly, Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II (formerly, Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management, LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high a level of current income as is consistent with the preservation of capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI Europe, Australasia and Far East Index ("MSCI EAFE Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Boston Advisors, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; The Boston Company Asset Management, LLC; Wellington Management Company, LLP
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman, Inc.
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman, Inc.
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman, Inc.
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.85%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2016 (the maximum Variable Account charge of 2.85%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2016; therefore, no Condensed Financial Information is available:
•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	11.012140	11.172804	1.46%	16,461
2015	11.367500	11.012140	-3.13%	44,992
2014	11.114209	11.367500	2.28%	8,485
2013	10.116462	11.114209	9.86%	1,567
2012*	10.000000	10.116462	1.16%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	30.794342	37.720118	22.49%	64,241
2015	33.269220	30.794342	-7.44%	50,592
2014	31.112937	33.269220	6.93%	40,198
2013	23.031215	31.112937	35.09%	26,957
2012	19.807956	23.031215	16.27%	4,003
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	12.493311	12.800830	2.46%	267,573
2015	13.050939	12.493311	-4.27%	181,245
2014	12.872186	13.050939	1.39%	168,527
2013	14.329952	12.872186	-10.17%	120,744
2012	13.596485	14.329952	5.39%	29,604
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	21.702037	26.140946	20.45%	112,074
2015	22.465985	21.702037	-3.40%	64,229
2014	19.691725	22.465985	14.09%	57,375
2013	15.444726	19.691725	27.50%	35,818
2012	13.539412	15.444726	14.07%	8,931
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2016	11.735307	12.356692	5.30%	2,798,535
2015	12.086018	11.735307	-2.90%	2,946,708
2014	11.965780	12.086018	1.00%	3,072,370
2013	10.110570	11.965780	18.35%	1,878,334
2012*	10.000000	10.110570	1.11%	78,345

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.730969	11.085342	13.92%	488,639
2015*	10.000000	9.730969	-2.69%	130,398
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	14.439042	14.711924	1.89%	223,767
2015	14.859989	14.439042	-2.83%	221,030
2014	14.853093	14.859989	0.05%	168,388
2013	13.226327	14.853093	12.30%	97,715
2012	12.254789	13.226327	7.93%	18,314
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.185936	10.172267	10.74%	64,945
2015*	10.000000	9.185936	-8.14%	70,721
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.758916	9.814423	0.57%	515,493
2015*	10.000000	9.758916	-2.41%	150,449
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.600441	14.926019	28.67%	110,669
2015	12.635690	11.600441	-8.19%	41,890
2014	12.189031	12.635690	3.66%	40,815
2013*	10.000000	12.189031	21.89%	11,136
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.380307	11.737699	13.08%	23,294
2015	10.848962	10.380307	-4.32%	15,105
2014*	10.000000	10.848962	8.49%	8,176
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	31.484344	38.854190	23.41%	5,039
2015	32.842926	31.484344	-4.14%	4,328
2014	31.831718	32.842926	3.18%	5,220
2013	23.047568	31.831718	38.11%	8,602
2012	20.289105	23.047568	13.60%	1,444
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	23.559022	25.770073	9.39%	46,419
2015	23.796436	23.559022	-1.00%	30,099
2014	21.435938	23.796436	11.01%	45,878
2013	16.582303	21.435938	29.27%	54,330
2012	14.631439	16.582303	13.33%	25,554
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	20.508999	21.667347	5.65%	29,690
2015	21.478467	20.508999	-4.51%	30,561
2014	20.294866	21.478467	5.83%	44,918
2013	17.113277	20.294866	18.59%	31,451
2012	15.831612	17.113277	8.10%	10,141

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.625280	10.292872	6.94%	49,015
2015	9.904984	9.625280	-2.82%	27,527
2014	10.034262	9.904984	-1.29%	10,152
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	14.304701	14.775147	3.29%	551,662
2015	14.652051	14.304701	-2.37%	461,780
2014	14.324972	14.652051	2.28%	394,345
2013	12.893469	14.324972	11.10%	252,371
2012	11.773339	12.893469	9.51%	33,402
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	14.842293	15.413830	3.85%	27,949
2015	15.191805	14.842293	-2.30%	36,110
2014	14.798126	15.191805	2.66%	45,309
2013	13.038437	14.798126	13.50%	27,486
2012	11.749070	13.038437	10.97%	9,121
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	15.477431	16.160196	4.41%	60,667
2015	15.853146	15.477431	-2.37%	81,058
2014	15.420521	15.853146	2.81%	24,751
2013	12.940657	15.420521	19.16%	10,404
2012	11.447241	12.940657	13.05%	4,282
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.396806	3.97%	376,279
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	12.849277	16.838069	31.04%	174,682
2015	16.519684	12.849277	-22.22%	82,029
2014	19.294532	16.519684	-14.38%	48,910
2013	15.834717	19.294532	21.85%	29,583
2012	15.404595	15.834717	2.79%	11,373
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	20.801784	24.033906	15.54%	183,733
2015	22.131963	20.801784	-6.01%	141,866
2014	20.786507	22.131963	6.47%	139,742
2013	16.567748	20.786507	25.46%	95,092
2012	14.421183	16.567748	14.88%	15,307
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.220658	12.21%	327,680
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	24.982242	24.656166	-1.31%	206,195
2015	23.809250	24.982242	4.93%	209,454
2014	21.851505	23.809250	8.96%	111,864
2013	16.369918	21.851505	33.49%	74,429
2012	14.579335	16.369918	12.28%	26,640

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	13.128412	13.463234	2.55%	455,091
2015	13.490516	13.128412	-2.68%	188,950
2014	13.013706	13.490516	3.66%	203,300
2013	13.538964	13.013706	-3.88%	144,208
2012	13.062768	13.538964	3.65%	44,175
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	34.217541	37.590820	9.86%	82,796
2015	35.439781	34.217541	-3.45%	84,033
2014	34.053791	35.439781	4.07%	50,214
2013	25.535746	34.053791	33.36%	24,821
2012	22.710878	25.535746	12.44%	3,363
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	21.414890	19.912388	-7.02%	48,103
2015	21.122287	21.414890	1.39%	43,120
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	11.229923	12.475601	11.09%	68,483
2015	12.199628	11.229923	-7.95%	108,163
2014	12.085384	12.199628	0.95%	91,751
2013	9.948307	12.085384	21.48%	62,725
2012	8.788696	9.948307	13.19%	6,257
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	13.342350	14.932768	11.92%	152,841
2015	14.625625	13.342350	-8.77%	185,869
2014	14.243831	14.625625	2.68%	196,469
2013	12.736606	14.243831	11.83%	95,632
2012	11.519704	12.736606	10.56%	22,039
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	28.287927	36.148135	27.79%	2,469
2015	31.120067	28.287927	-9.10%	3,135
2014	31.526727	31.120067	-1.29%	4,310
2013	23.576811	31.526727	33.72%	9,367
2012	20.291086	23.576811	16.19%	1,996
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.122386	9.217198	1.04%	101,902
2015	9.712457	9.122386	-6.08%	191,031
2014	9.717412	9.712457	-0.05%	139,742
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.706747	10.965055	2.41%	24,120
2015	11.582354	10.706747	-7.56%	13,417
2014	11.352746	11.582354	2.02%	6,677
2013	10.184936	11.352746	11.47%	10,563
2012*	10.000000	10.184936	1.85%	264

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	10.136856	9.901715	-2.32%	15,832
2015	10.140438	10.136856	-0.04%	18,761
2014	9.871599	10.140438	2.72%	17,671
2013*	10.000000	9.871599	-1.28%	1,751
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	12.016567	13.347388	11.07%	14,846
2015	12.790618	12.016567	-6.05%	17,556
2014	12.510093	12.790618	2.24%	33,033
2013	9.921681	12.510093	26.09%	16,696
2012*	10.000000	9.921681	-0.78%	64
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	13.795294	13.193008	-4.37%	96,185
2015	15.335356	13.795294	-10.04%	122,072
2014	16.492857	15.335356	-7.02%	104,977
2013	13.428712	16.492857	22.82%	68,773
2012	11.480811	13.428712	16.97%	6,025
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.725849	12.232137	14.04%	193,855
2015	11.688376	10.725849	-8.23%	184,564
2014	11.686094	11.688376	0.02%	158,879
2013	10.775009	11.686094	8.46%	100,446
2012*	10.000000	10.775009	7.75%	12,730
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.525006	13.045758	4.16%	80,341
2015	13.543971	12.525006	-7.52%	84,961
2014	12.792552	13.543971	5.87%	61,124
2013	10.030618	12.792552	27.54%	47,293
2012*	10.000000	10.030618	0.31%	3,262
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.749595	9.782323	0.34%	87,258
2015*	10.000000	9.749595	-2.50%	78,065
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	31.182661	31.201879	0.06%	21,346
2015	28.382291	31.182661	9.87%	23,616
2014	26.659761	28.382291	6.46%	29,971
2013	20.752441	26.659761	28.47%	23,817
2012	17.071424	20.752441	21.56%	8,048
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.535235	16.243323	11.75%	59,505
2015	14.151760	14.535235	2.71%	41,662
2014	13.185918	14.151760	7.32%	20,200
2013	9.922620	13.185918	32.89%	17,866
2012*	10.000000	9.922620	-0.77%	5,589

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	25.301766	23.169063	-8.43%	1,613
2015	28.267752	25.301766	-10.49%	2,245
2014	32.765980	28.267752	-13.73%	15,511
2013	29.211587	32.765980	12.17%	716
2012	26.297382	29.211587	11.08%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.201666	8.537743	18.55%	159,016
2015	9.178344	7.201666	-21.54%	15,713
2014	9.806114	9.178344	-6.40%	9,196
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.937525	-0.62%	34,339
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	12.316446	13.152922	6.79%	50,371
2015	12.823797	12.316446	-3.96%	41,124
2014	14.124104	12.823797	-9.21%	28,705
2013	10.189999	14.124104	38.61%	12,727
2012*	10.000000	10.189999	1.90%	11,799
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	25.899872	28.924180	11.68%	86,629
2015	26.636851	25.899872	-2.77%	84,699
2014	24.626427	26.636851	8.16%	66,315
2013	18.503779	24.626427	33.09%	47,249
2012	16.269377	18.503779	13.73%	1,163
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	15.245104	15.538673	1.93%	149,816
2015	14.609121	15.245104	4.35%	129,101
2014	14.717782	14.609121	-0.74%	128,529
2013	11.748430	14.717782	25.27%	81,060
2012	10.325388	11.748430	13.78%	19,756
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.195129	9.247919	12.85%	4,897
2015*	10.000000	8.195129	-18.05%	9,218
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	14.971781	16.312693	8.96%	8,015
2015	16.431706	14.971781	-8.88%	9,133
2014	17.094293	16.431706	-3.88%	22,869
2013	13.202155	17.094293	29.48%	25,770
2012	10.969534	13.202155	20.35%	13,392

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	20.494743	24.182718	17.99%	114,408
2015	21.851711	20.494743	-6.21%	66,182
2014	19.711374	21.851711	10.86%	81,515
2013	15.252060	19.711374	29.24%	42,738
2012	13.578667	15.252060	12.32%	3,540
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	13.863636	14.832538	6.99%	5,247,330
2015	13.987301	13.863636	-0.88%	4,391,073
2014	13.573557	13.987301	3.05%	3,080,684
2013	11.217368	13.573557	21.00%	1,963,675
2012	9.876964	11.217368	13.57%	482,871
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	10.991903	11.075063	0.76%	6,338,660
2015	11.225029	10.991903	-2.08%	4,977,157
2014	10.894232	11.225029	3.04%	3,570,417
2013	11.392820	10.894232	-4.38%	2,262,355
2012	11.058827	11.392820	3.02%	484,753
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	15.470543	15.213557	-1.66%	157,021
2015	14.794166	15.470543	4.57%	144,568
2014	14.801329	14.794166	-0.05%	116,010
2013	11.722659	14.801329	26.26%	64,589
2012	9.783291	11.722659	19.82%	10,706
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	14.777877	15.819977	7.05%	324,997
2015	14.147165	14.777877	4.46%	286,804
2014	13.337885	14.147165	6.07%	196,340
2013	10.484616	13.337885	27.21%	135,244
2012	9.099247	10.484616	15.23%	18,818
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	12.815446	13.973703	9.04%	5,426,229
2015	12.916650	12.815446	-0.78%	4,503,732
2014	11.939049	12.916650	8.19%	3,492,156
2013	9.148015	11.939049	30.51%	2,388,565
2012	7.962252	9.148015	14.89%	611,312
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	21.944724	25.325198	15.40%	49,700
2015	23.916739	21.944724	-8.25%	51,541
2014	22.370662	23.916739	6.91%	46,714
2013	16.845598	22.370662	32.80%	26,035
2012	14.524582	16.845598	15.98%	3,727
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.254592	9.354063	1.07%	453,492
2015*	10.000000	9.254592	-7.45%	106,062

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	10.869528	11.883925	9.33%	14,937
2015	11.435675	10.869528	-4.95%	12,927
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	10.706057	11.430048	6.76%	13,875
2015	11.103458	10.706057	-3.58%	14,063
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	18.494009	20.722613	12.05%	65,479
2015	19.347083	18.494009	-4.41%	63,120
2014	19.221536	19.347083	0.65%	63,161
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	12.296924	13.704770	11.45%	12,792
2015	12.679965	12.296924	-3.02%	10,444
2014	12.123743	12.679965	4.59%	16,916
2013	8.605792	12.123743	40.88%	16,455
2012	7.504897	8.605792	14.67%	477
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	14.262614	15.414680	8.08%	12,672
2015	14.592506	14.262614	-2.26%	23,360
2014	13.453603	14.592506	8.47%	30,975
2013	9.893050	13.453603	35.99%	20,763
2012	9.049793	9.893050	9.32%	298
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	11.930791	12.690112	6.36%	23,397
2015	12.372699	11.930791	-3.57%	30,000
2014	12.063438	12.372699	2.56%	22,770
2013	9.492713	12.063438	27.08%	21,572
2012	8.326964	9.492713	14.00%	15,197
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	11.873210	12.366016	4.15%	2,513,151
2015	12.226538	11.873210	-2.89%	2,295,724
2014	11.943715	12.226538	2.37%	2,040,953
2013	10.613196	11.943715	12.54%	1,412,487
2012	9.736744	10.613196	9.00%	413,929
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	12.067114	12.711701	5.34%	101,424
2015	12.460139	12.067114	-3.15%	114,003
2014	12.125412	12.460139	2.76%	127,143
2013	10.189136	12.125412	19.00%	133,339
2012	9.135318	10.189136	11.54%	105

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	11.230442	11.531730	2.68%	1,311,523
2015	11.526726	11.230442	-2.57%	1,073,886
2014	11.364802	11.526726	1.42%	771,036
2013	11.034695	11.364802	2.99%	414,459
2012	10.458904	11.034695	5.51%	136,555
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	10.168701	10.535710	3.61%	1,753,751
2015	10.825224	10.168701	-6.06%	1,740,364
2014	10.785501	10.825224	0.37%	1,344,443
2013*	10.000000	10.785501	7.86%	479,915
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	10.111330	10.541352	4.25%	3,972,075
2015	10.830091	10.111330	-6.64%	4,100,023
2014	10.923528	10.830091	-0.86%	3,216,898
2013*	10.000000	10.923528	9.24%	1,122,663
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	11.998225	12.570532	4.77%	1,260,830
2015	12.356083	11.998225	-2.90%	1,332,998
2014	12.038799	12.356083	2.64%	1,408,632
2013	10.411868	12.038799	15.63%	1,583,548
2012	9.440750	10.411868	10.29%	86,100
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	11.979975	12.651615	5.61%	81,040
2015	12.392648	11.979975	-3.33%	88,981
2014	12.075388	12.392648	2.63%	84,801
2013	9.899609	12.075388	21.98%	50,562
2012	8.802675	9.899609	12.46%	33,527
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	11.703158	12.176222	4.04%	1,088,480
2015	12.052135	11.703158	-2.90%	1,084,394
2014	11.797690	12.052135	2.16%	973,681
2013	10.805629	11.797690	9.18%	679,984
2012	10.004897	10.805629	8.00%	356,984
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	11.562484	11.917211	3.07%	60,304
2015	11.885069	11.562484	-2.71%	52,299
2014	11.567839	11.885069	2.74%	23,285
2013	12.042223	11.567839	-3.94%	20,232
2012	11.415554	12.042223	5.49%	957

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	12.575628	12.755383	1.43%	46,106
2015	12.879285	12.575628	-2.36%	77,647
2014	12.511292	12.879285	2.94%	98,025
2013	13.013750	12.511292	-3.86%	43,732
2012	12.378536	13.013750	5.13%	15,012
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	23.965108	25.282169	5.50%	7,442
2015	29.148854	23.965108	-17.78%	34,911
2014	31.503670	29.148854	-7.47%	21,053
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	12.159574	12.023751	-1.12%	46,977
2015	12.402262	12.159574	-1.96%	186,323
2014	12.083894	12.402262	2.63%	43,497
2013	12.832090	12.083894	-5.83%	11,940
2012	12.686748	12.832090	1.15%	407
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	9.144867	8.976833	-1.84%	1,027,833
2015	9.317231	9.144867	-1.85%	822,697
2014	9.492846	9.317231	-1.85%	571,755
2013	9.671770	9.492846	-1.85%	373,248
2012	9.854573	9.671770	-1.86%	227,906
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	8.179105	8.079073	-1.22%	46,849
2015	8.610632	8.179105	-5.01%	49,537
2014	8.836548	8.610632	-2.56%	49,067
2013	7.658091	8.836548	15.39%	24,941
2012	6.771668	7.658091	13.09%	326
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	9.075491	8.954640	-1.33%	44,708
2015	9.376825	9.075491	-3.21%	33,061
2014	10.183736	9.376825	-7.92%	21,643
2013	8.574084	10.183736	18.77%	12,692
2012	7.390148	8.574084	16.02%	1,038
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	22.623532	24.308599	7.45%	33,213
2015	23.282376	22.623532	-2.83%	9,588
2014	22.594794	23.282376	3.04%	10,088
2013	18.091136	22.594794	24.89%	4,447
2012	15.903701	18.091136	13.75%	0

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	14.748986	15.389296	4.34%	2,008,463
2015	15.053137	14.748986	-2.02%	1,579,898
2014	14.664468	15.053137	2.65%	1,264,435
2013	13.172548	14.664468	11.33%	698,677
2012	12.269767	13.172548	7.36%	173,455
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	16.787761	17.753329	5.75%	43,966
2015	17.195659	16.787761	-2.37%	88,183
2014	16.651882	17.195659	3.27%	53,800
2013	14.197850	16.651882	17.28%	75,102
2012	12.887370	14.197850	10.17%	176
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	13.291272	13.602302	2.34%	852,189
2015	13.506036	13.291272	-1.59%	775,562
2014	13.245320	13.506036	1.97%	485,203
2013	12.872988	13.245320	2.89%	294,742
2012	12.470780	12.872988	3.23%	83,093
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	10.143014	10.524149	3.76%	1,613,217
2015	10.680382	10.143014	-5.03%	1,652,934
2014	10.620864	10.680382	0.56%	1,278,282
2013*	10.000000	10.620864	6.21%	335,664
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	10.080184	10.581940	4.98%	3,367,788
2015	10.693121	10.080184	-5.73%	3,109,109
2014	10.709013	10.693121	-0.15%	1,878,816
2013*	10.000000	10.709013	7.09%	614,722
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	18.182380	19.121734	5.17%	708,197
2015	18.587309	18.182380	-2.18%	729,826
2014	18.004799	18.587309	3.24%	657,613
2013	15.728790	18.004799	14.47%	660,361
2012	14.462282	15.728790	8.76%	96,202
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	20.770829	22.116808	6.48%	87,712
2015	21.317933	20.770829	-2.57%	87,576
2014	20.693940	21.317933	3.02%	82,492
2013	17.228554	20.693940	20.11%	36,818
2012	15.430735	17.228554	11.65%	24,825

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	15.815463	16.408994	3.75%	449,680
2015	16.118498	15.815463	-1.88%	457,379
2014	15.679197	16.118498	2.80%	404,490
2013	14.457393	15.679197	8.45%	254,649
2012	13.634356	14.457393	6.04%	73,051
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	22.371167	22.688415	1.42%	97,712
2015	21.744225	22.371167	2.88%	89,926
2014	20.406789	21.744225	6.55%	36,229
2013	15.255643	20.406789	33.77%	14,869
2012	13.125810	15.255643	16.23%	4,931
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.516651	10.139509	6.54%	3,129,693
2015	9.918927	9.516651	-4.06%	1,766,598
2014*	10.000000	9.918927	-0.81%	778,413
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.941546	10.738359	8.01%	419,513
2015	10.114628	9.941546	-1.71%	280,449
2014*	10.000000	10.114628	1.15%	98,478
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	31.183360	36.818318	18.07%	57,719
2015	32.597239	31.183360	-4.34%	35,137
2014	30.352358	32.597239	7.40%	36,806
2013	23.242853	30.352358	30.59%	29,184
2012	20.159477	23.242853	15.29%	6,320
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	13.970826	14.898826	6.64%	285,304
2015	14.657831	13.970826	-4.69%	233,541
2014	14.375806	14.657831	1.96%	213,620
2013	14.813348	14.375806	-2.95%	134,253
2012	13.446101	14.813348	10.17%	21,905
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	10.184302	9.749303	-4.27%	47,411
2015	10.444650	10.184302	-2.49%	31,238
2014	10.787388	10.444650	-3.18%	20,525
2013	9.077393	10.787388	18.84%	7,432
2012	8.006280	9.077393	13.38%	248
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	13.752027	14.170697	3.04%	26,946
2015	14.802596	13.752027	-7.10%	20,826
2014	16.697538	14.802596	-11.35%	23,270

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	14.114139	14.129450	0.11%	62,061
2015	13.943797	14.114139	1.22%	53,796
2014	12.897708	13.943797	8.11%	55,240
2013	9.776303	12.897708	31.93%	46,543
2012	8.576687	9.776303	13.99%	3,872
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	12.544799	14.289109	13.90%	93,847
2015	13.236140	12.544799	-5.22%	62,981
2014	12.232607	13.236140	8.20%	79,150
2013	9.230031	12.232607	32.53%	46,950
2012	7.997515	9.230031	15.41%	21,703
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	13.664533	14.224628	4.10%	45,182
2015	13.970409	13.664533	-2.19%	110,748
2014	13.723288	13.970409	1.80%	34,660
2013	10.087466	13.723288	36.04%	21,567
2012	8.965139	10.087466	12.52%	7,826
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	16.017130	18.487687	15.42%	25,837
2015	16.803960	16.017130	-4.68%	30,568
2014	14.630542	16.803960	14.86%	41,021
2013	10.986464	14.630542	33.17%	15,681
2012	9.621339	10.986464	14.19%	633
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	21.331179	22.624813	6.06%	12,917
2015	21.618773	21.331179	-1.33%	11,481
2014	21.481055	21.618773	0.64%	7,055
2013	15.203622	21.481055	41.29%	6,478
2012	13.697455	15.203622	11.00%	3,873
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	29.907563	36.875115	23.30%	17,348
2015	32.516441	29.907563	-8.02%	21,764
2014	31.030082	32.516441	4.79%	5,657
2013	22.577981	31.030082	37.44%	4,994
2012	19.121810	22.577981	18.07%	498
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	27.595923	33.193224	20.28%	10,842
2015	28.659256	27.595923	-3.71%	20,837
2014	29.038058	28.659256	-1.30%	5,446
2013	21.049325	29.038058	37.95%	1,443
2012	18.612848	21.049325	13.09%	0

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	20.972211	22.882210	9.11%	24,171
2015	21.227030	20.972211	-1.20%	22,459
2014	19.341629	21.227030	9.75%	25,546
2013	15.066929	19.341629	28.37%	9,490
2012	13.484355	15.066929	11.74%	1,819
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	12.643357	13.300828	5.20%	74,842
2015	13.654599	12.643357	-7.41%	83,265
2014	10.817384	13.654599	26.23%	48,674
2013	10.731513	10.817384	0.80%	29,732
2012	9.460182	10.731513	13.44%	10,440
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.816048	14.013207	9.34%	419,930
2015	12.935645	12.816048	-0.92%	350,215
2014	11.655259	12.935645	10.99%	268,653
2013*	10.000000	11.655259	16.55%	60,500
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.938624	9.998329	0.60%	386,569
2015	10.160615	9.938624	-2.18%	316,479
2014	10.301244	10.160615	-1.37%	305,564
2013	10.484347	10.301244	-1.75%	160,572
2012	10.318874	10.484347	1.60%	18,345
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	11.997101	14.233493	18.64%	36,815
2015	12.850623	11.997101	-6.64%	27,012
2014	12.522875	12.850623	2.62%	20,506
2013*	10.000000	12.522875	25.23%	10,267
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	13.584419	13.482476	-0.75%	136,792
2015	14.402673	13.584419	-5.68%	123,567
2014	15.975750	14.402673	-9.85%	89,164
2013	13.553328	15.975750	17.87%	41,213
2012	11.549727	13.553328	17.35%	6,490
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2016	10.076682	10.465961	3.86%	17,164
2015	10.780826	10.076682	-6.53%	18,919
2014	10.696276	10.780826	0.79%	20,707
2013	10.140730	10.696276	5.48%	10,892
2012*	10.000000	10.140730	1.41%	0

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2016	10.255286	10.584650	3.21%	3,445
2015	11.529993	10.255286	-11.06%	3,416
2014	11.644390	11.529993	-0.98%	3,297
2013	10.259416	11.644390	13.50%	347
2012*	10.000000	10.259416	2.59%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2016	10.407711	10.812796	3.89%	4,712
2015	11.362025	10.407711	-8.40%	4,887
2014	11.294009	11.362025	0.60%	4,863
2013	10.277058	11.294009	9.90%	1,614
2012*	10.000000	10.277058	2.77%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	29.121185	28.538983	-2.00%	18,212
2015	28.619119	29.121185	1.75%	20,449
2014	28.571159	28.619119	0.17%	15,888
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.108170	8.697364	-4.51%	120,446
2015	9.000321	9.108170	1.20%	64,509
2014*	10.000000	9.000321	-10.00%	21,522
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	22.807016	24.915556	9.25%	84,053
2015	22.536709	22.807016	1.20%	77,923
2014	20.798334	22.536709	8.36%	53,510
2013	16.121711	20.798334	29.01%	33,469
2012	14.086578	16.121711	14.45%	14,152
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	31.485132	36.365766	15.50%	28,223
2015	34.160326	31.485132	-7.83%	43,377
2014	31.171298	34.160326	9.59%	27,771
2013	22.584078	31.171298	38.02%	21,307
2012	19.555273	22.584078	15.49%	5,388
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	9.140040	10.129203	10.82%	15,323
2015	10.254551	9.140040	-10.87%	22,773
2014	10.400537	10.254551	-1.40%	49,785
2013	10.585007	10.400537	-1.74%	50,173
2012*	10.000000	10.585007	5.85%	41,046
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	8.699315	9.667050	11.12%	1,583
2015	9.078001	8.699315	-4.17%	543
2014	9.120998	9.078001	-0.47%	6,579

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.510045	10.615663	1.00%	35,054
2015	11.535888	10.510045	-8.89%	8,199
2014	11.718051	11.535888	-1.55%	6,700
2013	12.778050	11.718051	-8.30%	4,493
2012	12.372183	12.778050	3.28%	2,952
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	11.037614	10.975355	-0.56%	661,984
2015	11.222225	11.037614	-1.65%	663,359
2014	11.348829	11.222225	-1.12%	540,926
2013	11.589647	11.348829	-2.08%	384,765
2012	11.166580	11.589647	3.79%	82,076
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.077042	0.77%	193,363
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.368114	10.439746	0.69%	701,706
2015	10.528196	10.368114	-1.52%	685,389
2014	10.297503	10.528196	2.24%	616,278
2013	10.711515	10.297503	-3.87%	515,545
2012	9.967028	10.711515	7.47%	91,465
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	16.963350	16.241863	-4.25%	1,975
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	30.738929	26.938602	-12.36%	150,662
2015	27.845830	30.738929	10.39%	153,371
2014	21.619829	27.845830	28.80%	104,558
2013	14.634667	21.619829	47.73%	67,928
2012	11.382550	14.634667	28.57%	3,714
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.361384	7.547087	40.77%	53,949
2015	8.230100	5.361384	-34.86%	20,733
2014	10.396890	8.230100	-20.84%	18,745
2013	9.604073	10.396890	8.26%	13,838
2012*	10.000000	9.604073	-3.96%	7,891
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	21.507226	22.745793	5.76%	38,231
2015	22.563055	21.507226	-4.68%	37,940
2014	23.428352	22.563055	-3.69%	36,153
2013	15.888672	23.428352	47.45%	25,743
2012	15.007617	15.888672	5.87%	1,617

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	10.606335	10.651755	0.43%	0
2015	11.061323	10.606335	-4.11%	0
2014	10.926177	11.061323	1.24%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	24.947107	30.247427	21.25%	402
2015	27.229607	24.947107	-8.38%	234
2014	25.726932	27.229607	5.84%	229
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	10.936072	11.091400	1.42%	781
2015	11.541832	10.936072	-5.25%	0
2014	11.500928	11.541832	0.36%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	19.456527	23.198135	19.23%	1,920
2015	20.348797	19.456527	-4.38%	1,083
2014	18.019510	20.348797	12.93%	923
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2016	10.492435	10.935775	4.23%	1,340
2015	10.917247	10.492435	-3.89%	0
2014	10.919911	10.917247	-0.02%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.664562	10.897864	12.76%	4,907
2015*	10.000000	9.664562	-3.35%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	13.486078	13.601351	0.85%	2,290
2015	14.022151	13.486078	-3.82%	2,290
2014	14.159939	14.022151	-0.97%	1,810
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.123264	10.000207	9.61%	0
2015*	10.000000	9.123264	-8.77%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.692328	9.648414	-0.45%	3,324
2015*	10.000000	9.692328	-3.08%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.287750	14.376208	27.36%	4,432
2015	12.421712	11.287750	-9.13%	2,594
2014	12.105982	12.421712	2.61%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.204450	11.421645	11.93%	5,974
2015	10.774972	10.204450	-5.29%	3,447
2014*	10.000000	10.774972	7.75%	0

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	25.457008	31.096970	22.15%	0
2015	26.828908	25.457008	-5.11%	0
2014	26.270556	26.828908	2.13%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	18.871137	20.432548	8.27%	0
2015	19.257526	18.871137	-2.01%	0
2014	17.525788	19.257526	9.88%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	16.628230	17.388929	4.57%	0
2015	17.593527	16.628230	-5.49%	0
2014	16.795122	17.593527	4.75%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.433136	9.984909	5.85%	0
2015	9.807171	9.433136	-3.81%	0
2014*	10.000000	9.807171	-1.93%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	12.824590	13.111783	2.24%	17,581
2015	13.271241	12.824590	-3.37%	3,183
2014	13.108541	13.271241	1.24%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	13.306502	13.678504	2.80%	0
2015	13.760073	13.306502	-3.30%	0
2014	13.541487	13.760073	1.61%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	13.875833	14.340762	3.35%	0
2015	14.359008	13.875833	-3.36%	0
2014	14.110938	14.359008	1.76%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.326658	3.27%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	11.518918	14.941271	29.71%	4,897
2015	14.962068	11.518918	-23.01%	2,614
2014	17.655476	14.962068	-15.26%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	16.778652	19.188768	14.36%	401
2015	18.035381	16.778652	-6.97%	0
2014	17.113328	18.035381	5.39%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.144978	11.45%	0

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	19.737859	19.282300	-2.31%	6,848
2015	19.004730	19.737859	3.86%	4,207
2014	17.621578	19.004730	7.85%	669
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	11.313537	11.484189	1.51%	1,643
2015	11.745278	11.313537	-3.68%	0
2014	11.446764	11.745278	2.61%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	29.215641	31.769728	8.74%	2,205
2015	30.570788	29.215641	-4.43%	1,907
2014	29.677652	30.570788	3.01%	205
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	18.436690	16.968921	-7.96%	781
2015	18.372052	18.436690	0.35%	334
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	10.381873	11.416322	9.96%	0
2015	11.394514	10.381873	-8.89%	0
2014	11.404023	11.394514	-0.08%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	12.084632	13.387752	10.78%	786
2015	13.383363	12.084632	-9.70%	1,205
2014	13.168160	13.383363	1.63%	1,167
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	22.794135	28.832064	26.49%	0
2015	25.334492	22.794135	-10.03%	0
2014	25.929887	25.334492	-2.30%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.196152	9.197329	0.01%	1,021
2015	9.891841	9.196152	-7.03%	1,099
2014*	10.000000	9.891841	-1.08%	262
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.312188	10.453696	1.37%	1,202
2015	11.270417	10.312188	-8.50%	1,134
2014	11.160699	11.270417	0.98%	1,106
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	9.863589	9.536887	-3.31%	0
2015	9.968642	9.863589	-1.05%	0
2014	9.804241	9.968642	1.68%	0

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	11.573727	12.724891	9.95%	0
2015	12.446106	11.573727	-7.01%	0
2014	12.298480	12.446106	1.20%	0
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	12.884716	12.196952	-5.34%	3,515
2015	14.470666	12.884716	-10.96%	5,553
2014	15.723221	14.470666	-7.97%	3,215
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.330624	11.661776	12.89%	2,399
2015	11.373597	10.330624	-9.17%	2,399
2014	11.488410	11.373597	-1.00%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.063433	12.437322	3.10%	1,513
2015	13.179193	12.063433	-8.47%	1,233
2014	12.576162	13.179193	4.80%	1,290
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.683067	9.616868	-0.68%	13,085
2015*	10.000000	9.683067	-3.17%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	25.621949	25.377233	-0.96%	0
2015	23.560979	25.621949	8.75%	0
2014	22.358839	23.560979	5.38%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	13.998188	15.484318	10.62%	9,543
2015	13.769177	13.998188	1.66%	3,511
2014	12.961465	13.769177	6.23%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	20.934619	18.975150	-9.36%	0
2015	23.629732	20.934619	-11.41%	0
2014	27.672179	23.629732	-14.61%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.264344	8.524629	17.35%	6,146
2015	9.353698	7.264344	-22.34%	53,674
2014*	10.000000	9.353698	-6.46%	48,691
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.870473	-1.30%	10,640
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	11.862540	12.539476	5.71%	0
2015	12.478367	11.862540	-4.94%	0
2014	13.885236	12.478367	-10.13%	0

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	21.221965	23.459287	10.54%	0
2015	22.050521	21.221965	-3.76%	0
2014	20.596062	22.050521	7.06%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	14.386342	14.514435	0.89%	10,522
2015	13.928054	14.386342	3.29%	4,620
2014	14.176074	13.928054	-1.75%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.139126	9.091448	11.70%	4,139
2015*	10.000000	8.139126	-18.61%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	14.200506	15.315145	7.85%	0
2015	15.745751	14.200506	-9.81%	0
2014	16.549380	15.745751	-4.86%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	19.142396	22.357603	16.80%	2,360
2015	20.619984	19.142396	-7.17%	1,104
2014	18.791711	20.619984	9.73%	311
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	12.556624	13.297705	5.90%	17,930
2015	12.799045	12.556624	-1.89%	14,103
2014	12.548315	12.799045	2.00%	13,360
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	9.955862	9.929263	-0.27%	20,058
2015	10.271667	9.955862	-3.07%	17,482
2014	10.071563	10.271667	1.99%	16,332
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	14.012016	13.639271	-2.66%	7,237
2015	13.537350	14.012016	3.51%	4,875
2014	13.683337	13.537350	-1.07%	1,145
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	13.384511	14.182804	5.96%	1,318
2015	12.945167	13.384511	3.39%	964
2014	12.330279	12.945167	4.99%	980
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	11.726651	12.656625	7.93%	22,207
2015	11.940937	11.726651	-1.79%	20,687
2014	11.150775	11.940937	7.09%	15,573

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	17.730689	20.254130	14.23%	231
2015	19.523032	17.730689	-9.18%	0
2014	18.448978	19.523032	5.82%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.210260	9.214677	0.05%	1,493
2015*	10.000000	9.210260	-7.90%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	9.498734	10.279723	8.22%	0
2015	10.096412	9.498734	-5.92%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	9.486531	10.025162	5.68%	0
2015	9.939976	9.486531	-4.56%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	14.997475	16.634052	10.91%	0
2015	15.850825	14.997475	-5.38%	0
2014	15.910070	15.850825	-0.37%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	11.368067	12.540897	10.32%	0
2015	11.842857	11.368067	-4.01%	0
2014	11.439929	11.842857	3.52%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	13.185379	14.105661	6.98%	0
2015	13.629230	13.185379	-3.26%	0
2014	12.694842	13.629230	7.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	11.029693	11.612493	5.28%	0
2015	11.555999	11.029693	-4.55%	0
2014	11.383153	11.555999	1.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	10.976680	11.316129	3.09%	7,544
2015	11.419706	10.976680	-3.88%	3,723
2014	11.270381	11.419706	1.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	11.155785	11.632303	4.27%	0
2015	11.637731	11.155785	-4.14%	0
2014	11.441685	11.637731	1.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	10.382498	10.552724	1.64%	0
2015	10.766117	10.382498	-3.56%	0
2014	10.724143	10.766117	0.39%	0

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	9.894577	10.147543	2.56%	58,582
2015	10.641867	9.894577	-7.02%	8,505
2014	10.711962	10.641867	-0.65%	2,347
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	9.838725	10.152949	3.19%	54,624
2015	10.646625	9.838725	-7.59%	6,226
2014	10.849038	10.646625	-1.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	11.092181	11.503205	3.71%	21,740
2015	11.540629	11.092181	-3.89%	39,897
2014	11.360036	11.540629	1.59%	26,958
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	11.075255	11.577342	4.53%	0
2015	11.574734	11.075255	-4.32%	0
2014	11.394513	11.574734	1.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	10.819399	11.142382	2.99%	5,925
2015	11.256742	10.819399	-3.89%	5,974
2014	11.132523	11.256742	1.12%	4,290
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	10.689550	10.905574	2.02%	0
2015	11.100905	10.689550	-3.71%	0
2014	10.915807	11.100905	1.70%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	11.626232	11.672606	0.40%	0
2015	12.029540	11.626232	-3.35%	0
2014	11.806084	12.029540	1.89%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	20.059660	20.947168	4.42%	0
2015	24.650136	20.059660	-18.62%	0
2014	26.915950	24.650136	-8.42%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	10.570630	10.346349	-2.12%	0
2015	10.892598	10.570630	-2.96%	0
2014	10.722229	10.892598	1.59%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	8.011938	7.784809	-2.83%	0
2015	8.246977	8.011938	-2.85%	374
2014	8.488909	8.246977	-2.85%	377

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	7.561253	7.392898	-2.23%	0
2015	8.042169	7.561253	-5.98%	0
2014	8.338150	8.042169	-3.55%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	8.219598	8.027742	-2.33%	0
2015	8.579975	8.219598	-4.20%	0
2014	9.414283	8.579975	-8.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	18.356050	19.522912	6.36%	0
2015	19.085107	18.356050	-3.82%	0
2014	18.712143	19.085107	1.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	13.775656	14.227694	3.28%	6,010
2015	14.204463	13.775656	-3.02%	2,964
2014	13.980133	14.204463	1.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	15.679908	16.413305	4.68%	0
2015	16.226245	15.679908	-3.37%	0
2014	15.874871	16.226245	2.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	11.420056	11.568553	1.30%	0
2015	11.724056	11.420056	-2.59%	0
2014	11.616088	11.724056	0.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	9.869558	10.136389	2.70%	56,452
2015	10.499449	9.869558	-6.00%	8,546
2014	10.548432	10.499449	-0.46%	2,374
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.808420	10.192058	3.91%	54,516
2015	10.511971	9.808420	-6.69%	6,239
2014	10.635981	10.511971	-1.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	15.137558	15.757884	4.10%	0
2015	15.633991	15.137558	-3.18%	0
2014	15.299921	15.633991	2.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	17.063713	17.984906	5.40%	0
2015	17.693477	17.063713	-3.56%	0
2014	17.352389	17.693477	1.97%	0

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	13.364504	13.725186	2.70%	3,280
2015	13.760797	13.364504	-2.88%	3,280
2014	13.523549	13.760797	1.75%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	20.895124	20.976150	0.39%	2,098
2015	20.518585	20.895124	1.84%	2,098
2014	19.454741	20.518585	5.47%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.374829	9.886937	5.46%	48,487
2015	9.871717	9.374829	-5.03%	6,936
2014*	10.000000	9.871717	-1.28%	2,610
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.793405	10.470894	6.92%	0
2015	10.066499	9.793405	-2.71%	0
2014*	10.000000	10.066499	0.66%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	24.993881	29.210711	16.87%	0
2015	26.396106	24.993881	-5.31%	0
2014	24.831290	26.396106	6.30%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	11.832977	12.490784	5.56%	2,213
2015	12.542678	11.832977	-5.66%	2,213
2014	12.427970	12.542678	0.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	9.415062	8.921328	-5.24%	1,336
2015	9.755189	9.415062	-3.49%	0
2014	10.179053	9.755189	-4.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	12.078378	12.319618	2.00%	5,089
2015	13.135030	12.078378	-8.04%	3,932
2014	14.969125	13.135030	-12.25%	418
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	13.048294	12.929727	-0.91%	1,377
2015	13.023508	13.048294	0.19%	0
2014	12.170449	13.023508	7.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	11.597261	13.075635	12.75%	1,754
2015	12.362402	11.597261	-6.19%	0
2014	11.542710	12.362402	7.10%	0

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	12.632486	13.016681	3.04%	214
2015	13.048257	12.632486	-3.19%	0
2014	12.949418	13.048257	0.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	14.807531	16.917932	14.25%	1,123
2015	15.694895	14.807531	-5.65%	620
2014	13.805540	15.694895	13.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	17.008560	17.856765	4.99%	160
2015	17.415366	17.008560	-2.34%	0
2014	17.482579	17.415366	-0.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	23.228181	28.348782	22.04%	111
2015	25.514479	23.228181	-8.96%	0
2014	24.598809	25.514479	3.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	22.156593	26.379979	19.06%	119
2015	23.247258	22.156593	-4.69%	0
2014	23.797052	23.247258	-2.31%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	16.886571	18.237343	8.00%	0
2015	17.267705	16.886571	-2.21%	0
2014	15.895927	17.267705	8.63%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	11.688118	12.171111	4.13%	3,075
2015	12.752922	11.688118	-8.35%	1,159
2014	10.206939	12.752922	24.94%	523
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.470660	13.497055	8.23%	2,263
2015	12.716613	12.470660	-1.93%	897
2014	11.575821	12.716613	9.85%	909
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.188161	9.149437	-0.42%	12,244
2015	9.490082	9.188161	-3.18%	0
2014	9.720476	9.490082	-2.37%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	11.673749	13.709203	17.44%	0
2015	12.633032	11.673749	-7.59%	0
2014	12.437573	12.633032	1.57%	0

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	12.687711	12.464500	-1.76%	3,614
2015	13.590517	12.687711	-6.64%	1,274
2014	15.230165	13.590517	-10.77%	1,152
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2016	9.344333	9.606725	2.81%	0
2015	10.100251	9.344333	-7.48%	0
2014	10.124210	10.100251	-0.24%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2016	9.221708	9.421185	2.16%	0
2015	10.474732	9.221708	-11.96%	0
2014	10.687589	10.474732	-1.99%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2016	9.422588	9.689880	2.84%	29,590
2015	10.392506	9.422588	-9.33%	29,590
2014	10.436649	10.392506	-0.42%	29,590
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	23.901995	23.186096	-3.00%	0
2015	23.731736	23.901995	0.72%	0
2014	23.935879	23.731736	-0.85%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	8.953816	8.463102	-5.48%	0
2015	8.938890	8.953816	0.17%	0
2014*	10.000000	8.938890	-10.61%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	18.482182	19.985789	8.14%	1,877
2015	18.451138	18.482182	0.17%	0
2014	17.203163	18.451138	7.25%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	25.094807	28.690481	14.33%	422
2015	27.507402	25.094807	-8.77%	298
2014	25.358854	27.507402	8.47%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	8.803140	9.656765	9.70%	0
2015	9.978300	8.803140	-11.78%	0
2014	10.224540	9.978300	-2.41%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	9.104290	10.014292	10.00%	0
2015	9.598402	9.104290	-5.15%	0
2014*	10.000000	9.598402	-4.02%	0

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	9.816262	9.814159	-0.02%	0
2015	10.885287	9.816262	-9.82%	0
2014	11.170993	10.885287	-2.56%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	10.308990	10.146695	-1.57%	0
2015	10.589308	10.308990	-2.65%	5,525
2014	10.818999	10.589308	-2.12%	5,568
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.008195	0.08%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	9.884384	9.851549	-0.33%	832
2015	10.140324	9.884384	-2.52%	6,057
2014	10.020203	10.140324	1.20%	6,190
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	14.899111	14.120435	-5.23%	1,260
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	29.007904	25.163170	-13.25%	5,680
2015	26.548200	29.007904	9.27%	4,123
2014	20.824299	26.548200	27.49%	2,152
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.163492	7.194689	39.34%	2,391
2015	8.008162	5.163492	-35.52%	0
2014	10.220889	8.008162	-21.65%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	19.190756	20.089717	4.68%	1,617
2015	20.340202	19.190756	-5.65%	1,462
2014	21.337778	20.340202	-4.68%	0

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions and are therefore not subject to the one rollover per year limitation. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed. The five taxable-year period begins with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.

Taxation of Lifetime Withdrawals Under the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option
While the tax treatment for withdrawals for benefits such as 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently takes withdrawals from the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered a marriage for federal tax purposes. The final regulations definition of marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. The regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopts Rev. Proc. 2013-17 holding that relationships entered into as civil unions, or registered domestic partnerships that is not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, head of household with qualifying person, or qualifying widow(er) with dependent child). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2017, that amount is $12,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
If the Contract Owner purchases the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the Co contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide’s understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that expanded the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.

State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

Appendix D: 7% Nationwide Lifetime Income Rider's Non-Lifetime Withdrawal Examples
Example of a Non-Lifetime Withdrawal taken before the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime Withdrawal is taken before the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:				$100,000
Original Income Benefit Base:				$100,000
Subsequent Purchase Payment in the 2nd Contract Year:				$ 15,000
Non-Lifetime Withdrawal Amount taken during the 5th Contract Year:				$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal) **:				$120,000
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:				$138,000
Subsequent Purchase Payment in the 5th Contract Year and after the Non-Lifetime Withdrawal:				$ 30,000
Contract Value on 6th Contract Anniversary**:				$140,000
If a $20,000 Non-Lifetime Withdrawal is taken during the 5th Contract Year, the Current Income Benefit Base on the 6th Contract Anniversary will equal the greatest of:
1)	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$138,000
			$120,000
		=		$23,000
	The Current Income Benefit Base of $138,000 is reduced by $23,000 resulting in the proportionally reduced Current Income Benefit Base of $115,000.
2)	The highest Contract Value on any Contract Anniversary after the Non-Lifetime Withdrawal. Here, the Contract Value on the 6th Contract Anniversary is $140,000.
3.a)	Proportional Reduction to the Original Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Original Income Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$100,000
			$120,000
		=		$16,667
	The Original Income Benefit Base of $100,000 is reduced by $16,667 resulting in the Adjusted Roll-up Income Benefit Base of $83,333. The Adjusted Roll-up Income Benefit Base is increased by the 7% simple interest roll-up for each attained Contract Anniversary resulting in the Adjusted Roll-up Income Benefit Base with roll-up of $118,333.
PLUS
3.b)	Proportional Reduction to Subsequent Purchase Payment in the 2nd Contract Year	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment in the 2nd Contract Year
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$15,000
			$120,000
		=		$2,500

The subsequent purchase payment in the 2nd Contract Year of $15,000 is reduced by $2,500 resulting in the proportionally reduced subsequent purchase payment of $12,500. This is increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $16,438.
PLUS
3.c)	Subsequent purchase payment after Non-Lifetime Withdrawal of $30,000 increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $33,150.
The Adjusted Roll-up Income Benefit Base with roll-up PLUS the subsequent purchase payment in the 2nd Contract Year with roll-up PLUS the subsequent purchase payment after the Non-Lifetime Withdrawal with roll-up would equal $167,921.
Since the Adjusted Roll-up Income Benefit Base with roll-up and subsequent purchase payments with roll-up are the greatest, the Contract Owner's Current Income Benefit Base on the 6th Contract Anniversary would be $167,921.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only

Example of a Non-Lifetime Withdrawal taken after the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime Withdrawal is taken after the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:				$100,000
Original Income Benefit Base:				$100,000
Subsequent Payment on the 1st Contract Anniversary:				$ 15,000
Subsequent Payment on the 11th Contract Anniversary:				$ 30,000
Non-Lifetime Withdrawal Amount taken during the 11th Contract Year:				$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal) **:				$177,698
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:				$224,450
Contract Value on 12th Contract Anniversary**:				$195,078
If a $20,000 Non-Lifetime Withdrawal is taken during the 11th Contract Year, the Current Income Benefit Base on the 12th Contract Anniversary will equal the greatest of:
1)	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$224,450
			$177,698
		=		$25,262
	The Current Income Benefit Base of $224,450 is reduced by $25,262 resulting in the proportionally reduced Current Income Benefit Base of $199,188.
2)	The highest Contract Value on any Contract Anniversary after the Non-Lifetime Withdrawal. Here, the Contract Value on the 12th Contract Anniversary is $195,078.
3.a)	Proportional Reduction to the Original Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Original Income Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$100,000
			$177,698
		=		$11,255

	The Original Income Benefit Base of $100,000 is reduced by $11,255 resulting in the Adjusted Roll-up Income Benefit Base of $88,745. The Adjusted Roll-up Income Benefit Base is increased by the 7% simple interest roll-up for each attained Contract Anniversary resulting in the Adjusted Roll-up Income Benefit base with roll-up of $150,866.
PLUS
3.b)	Proportional Reduction to the Subsequent Purchase Payment on the 1st Contract Anniversary	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment on the 1st Contract Anniversary
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$15,000
			$177,698
		=		$1,688
	The subsequent purchase payment on the 1st Contract Anniversary of $15,000 is reduced by $1,688 resulting in $13,312. This is increased by 7% simple interest roll-up each year from the date of the subsequent purchase payment to the 10th Contract Anniversary resulting in $21,699.
PLUS
3.c)	Proportional Reduction to Subsequent Purchase Payment on the 11th Contract Anniversary	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment on the 11th Contract Anniversary
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$30,000
			$177,698
		=		$3,377
	The subsequent purchase payment on the 11th Contract Anniversary of $30,000 is reduced by $3,377 resulting in $26,623 (Note: there is no roll-up here since it is after the 10th Contract Anniversary).
	The Adjusted Roll-up Income Benefit Base with roll-up PLUS the proportional reduction to the subsequent purchase payment on the 1st Contract Anniversary with roll-up PLUS the proportional reduction to the subsequent purchase payment on the 11th Contract Anniversary with no roll-up equals $199,188.
Since the proportional reduction to the Current Income Benefit Base and the Adjusted Roll-up Income Benefit Base with roll-up and subsequent purchase payments with and without roll-up are equal and the greatest, the Contract Owner's Current Income Benefit Base on the 12th Contract Anniversary would be $199,188.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only

Appendix E: Nationwide Lifetime Income Capture Option
Non-Lifetime Withdrawal Examples
Example of a Non-Lifetime Withdrawal taken on or before the 15th Option Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base, for the Option Anniversary immediately following the Non-Lifetime Withdrawal, if a Non-Lifetime Withdrawal is taken on or before the 15th Option Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:	$100,000
Original Income Benefit Base:	$100,000
Subsequent Purchase Payment in the 2nd Option Year:	$ 15,000
Non-Lifetime Withdrawal Amount taken during the 5th Option Year:	$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal)**:	$137,000
Highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal**:	$138,000
Highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal**:	$123,000
Current Income Benefit Base on Date of Non-Lifetime Withdrawal (Current Income Benefit Base on the 4th Option Anniversary)**:	$138,250
Subsequent Purchase Payment halfway into the 5th Option Year and after the Non-Lifetime Withdrawal:	$ 2,000
Contract Value on 5th Option Anniversary**:	$122,000
Roll-up Interest Rate on the 5th Option Anniversary***:	5%
If a $20,000 Non-Lifetime Withdrawal is taken during the 5th Option Year, the Current Income Benefit Base on the 5th Option Anniversary will equal the greatest of:
1)	Contract Value on the Option Anniversary: here, the Contract Value on the Option Anniversary after the Non-Lifetime Withdrawal, the 5th Option Anniversary, is $122,000.
2)	Monthly Option Anniversary Contract Value: the Monthly Option Anniversary Contract Value on the 5th Option Anniversary, which is the greater of:
2.a)	Proportional Reduction to the highest Monthly Option Anniversary Contract Value during Option Year and prior to Non-Lifetime Withdrawal	=	Non-Lifetime Withdrawal Amount	X	Highest Monthly Option Anniversary Contract Value during the Option Year and prior to Non-Lifetime Withdrawal
Contract Value (on date of Non-Lifetime Withdrawal)
=	$20,000	X	$138,000
$137,000
=	$20,146
The highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal of $138,000 is reduced by $20,146 resulting in $117,854.
OR
2.b)	The highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal of $123,000.
Here, the highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal is greater, so the Monthly Option Anniversary Contract Value is $123,000.
3)	Roll-up Value: equal to the sum of the following calculations:

3.a)	Adjusted Current Income Benefit Base:
	Proportional Reduction to Current Income Benefit Base on 4th Option Anniversary	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base on the 4th Option Anniversary
Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$138,250
$137,000
		=		$20,182
The Current Income Benefit Base on the 4th Option Anniversary of $138,250 is reduced by $20,182 resulting in the proportionally reduced Adjusted Current Income Benefit Base of $118,068.
PLUS
3.b)	Roll-up : the Roll-up Interest Rate on the 5th Option Anniversary multiplied by the sum of the Adjusted Roll-up Income Benefit Base (the Original Income Benefit Base proportionally reduced for the Non-Lifetime Withdrawal) plus any subsequent purchase payments applied on or before the 4th Option Anniversary proportionally reduced for the Non-Lifetime Withdrawal:
		=	5% X [($100,000 – (($20,000/$137,000) X $100,000)) + ($15,000 – (($20,000/$137,000) X $15,000))]
		=	5% X [($100,000 – $14,599) + ($15,000 – $2,190)]
		=	5% X [$85,401 + $12,810]
		=	5% X $98,211
		=	$4,911
PLUS
3.c)	Subsequent Purchase Payments with Prorated Roll-up: The subsequent purchase payment in the 5th Option Year and after the Non-Lifetime Withdrawal of $2,000 plus a 5% roll-up prorated from the date of the subsequent purchase payment to the 5th Option Anniversary resulting in $2,050.
Here, the Roll-up Value (the sum of 3.a, $118,068, 3.b, $4,911, and 3.c, $2,050) on the 5th Option Anniversary would be $125,029.
Since the Roll-up Value of $125,029 is greater than the Contract Value on the Option Anniversary and the Monthly Option Anniversary Contract Value, the Contract Owner’s Current Income Benefit Base on the 5th Option Anniversary would be $125,029.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only
***	Roll-up Interest Rate is hypothetical and for example purposes only

Example of a Non-Lifetime Withdrawal taken after the 15th Option Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base, for the Option Anniversary immediately following the Non-Lifetime Withdrawal, if a Non-Lifetime Withdrawal is taken after the 15th Option Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:	$100,000
Original Income Benefit Base:	$100,000
Current Income Benefit Base on the 15th Option Anniversary:	$220,115
Subsequent Purchase Payment in the 16th Option Year and prior to the Non-Lifetime Withdrawal:	$ 50,000
Non-Lifetime Withdrawal Amount taken during the 16th Option Year:	$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal)**:	$270,000
Highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal**:	$267,050
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:	$270,115
Contract Value on 16th Option Anniversary**:	$257,100

Highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal**:				$260,000
If a $20,000 Non-Lifetime Withdrawal is taken during the 16th Option Year, the Current Income Benefit Base on the 16th Option Anniversary will equal the greatest of:
1)	Adjusted Current Income Benefit Base:
	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$270,115
			$270,000
		=		$20,009
	The Current Income Benefit Base of $270,115 immediately before the Non-Lifetime Withdrawal (the Current Income Benefit Base on the 15th Option Anniversary of $220,115 plus the subsequent purchase payment in the 16th Option Year and prior to the Non-Lifetime Withdrawal of $50,000) is reduced by $20,009 resulting in the proportionally reduced Adjusted Current Income Benefit Base of $250,106.
2)	Contract Value on the Option Anniversary: Here, the Contract Value on the current Option Anniversary, the 16th Option Anniversary, is $257,100.
3)	Monthly Option Anniversary Contract Value: the Monthly Option Anniversary Contract Value on the 16th Option Anniversary, which is the greater of:
3.a)	Proportional Reduction to the highest Monthly Option Anniversary Contract Value during Option Year and prior to Non-Lifetime Withdrawal	=	Non-Lifetime Withdrawal Amount	X	Highest Monthly Option Anniversary Contract Value during the Option Year and prior to Non- Lifetime WIthdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$267,050
			$270,000
		=		$19,781
	The highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal of $267,050 is reduced by $19,781 resulting in $247,269.
OR
3.b)	The highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal of $260,000.
	Here, the highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal is greater, so the Monthly Option Anniversary Contract Value is $260,000.
Since the Monthly Option Anniversary Contract Value of $260,000 is greater than the Adjusted Current Income Benefit Base and the Contract Value on the Option Anniversary, the Contract Owner's Current Income Benefit Base on the 16th Option Anniversary would be $260,000.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only

Appendix F: Historical Rates and Percentages
This Appendix provides historical information related to the:
•	Interest Anniversary Rate for the Combination Enhanced Death Benefit III Option;
•	Lifetime Withdrawal Percentages for the 7% Nationwide Lifetime Income Rider and Joint Option for the 7% Nationwide Lifetime Income Rider; and
•	Lifetime Withdrawal Percentages and Attained Age Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Capture option and the Joint Option for the Nationwide Lifetime Income Capture option.
Interest Anniversary Rate for the Combination Enhanced Death Benefit Rider
For contracts with applications signed before May 1, 2017:
Interest Anniversary Rate
5%
7% Nationwide Lifetime Income Rider and Joint Option for the 7% Nationwide Lifetime Income Rider
	For contracts with applications signed on or after February 1, 2016 and before May 1, 2017		For contracts with applications signed on or after August 1, 2015 and before February 1, 2016		For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later) and for contracts with applications signed before August 1, 2015		For contracts issued before January 14, 2013,or the date of state approval (whichever is later)
Contract Owner’s Age (at time of first withdrawal)	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*
45 up to 59½	3.25%	3.00%	3.15%	3.00%	3.00%	3.00%	3.00%	3.00%
59½ through 64	4.25%	4.00%	4.15%	3.90%	4.00%	3.75%	4.00%	3.50%
65 through 74	5.25%	5.00%	5.15%	4.90%	5.00%	4.75%	5.00%	4.50%
75 through 80	5.75%	5.50%	5.65%	5.40%
81 and older	6.25%	6.00%	6.15%	5.90%	6.00%	5.75%	6.00%	5.50%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.

Nationwide Lifetime Income Capture option and Joint Option for the Nationwide Lifetime Income Capture option
Lifetime Withdrawal Percentages
	For contracts with applications signed on or after February 1, 2016 and before May 1, 2017		For contracts with applications signed on or after August 1, 2015 and before February 1, 2016		For contracts with applications signed before August 1, 2015
Contract Owner’s Age(at time of first withdrawal)	Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Joint Option for the Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Joint Option for the Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Joint Option for the Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*
45 up to 59½	3.25%	3.00%	3.15%	3.00%	3.00%	3.00%
59½ through 64	4.25%	4.00%	4.15%	3.90%	4.00%	3.75%
65 through 74	5.25%	5.00%	5.15%	4.90%	5.00%	4.75%
75 through 80	5.75%	5.50%	5.65%	5.40%	5.50%	5.25%
81 and older	6.25%	6.00%	6.15%	5.90%	6.00%	5.75%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
Attained Age Lifetime Withdrawal Percentages
	For contracts with applications signed on or after February 1, 2016 and before May 1, 2017		For contracts with applications signed on or after August 1, 2015 and before February 1, 2016		For contracts with applications signed before August 1, 2015
Contract Owner’s Age(at time of first withdrawal)	Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Joint Option for the Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Joint Option for the Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage*	Joint Option for the Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**
45 up to 59½	3.25%	3.00%	3.15%	3.00%	3.00%	3.00%
59½ through 64	4.25%	4.00%	4.15%	3.90%	4.00%	3.75%
65 through 74	5.25%	5.00%	5.15%	4.90%	5.00%	4.75%
75 through 80	5.75%	5.50%	5.65%	5.40%	5.50%	5.25%
81 and older	6.25%	6.00%	6.15%	5.90%	6.00%	5.75%
**	The Attained Age Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner on the Option Anniversary.

Nationwide DestinationSM [EV] 2.0
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2017
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2017. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $209 billion as of December 31, 2016.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.50% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-II and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
2

Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.
3

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2016. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following Sub-Accounts were added to the Variable Account after December 31, 2016; therefore, no Condensed Financial Information is available:
•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	11.012140	11.172804	1.46%	16,461
2015	11.367500	11.012140	-3.13%	44,992
2014	11.114209	11.367500	2.28%	8,485
2013	10.116462	11.114209	9.86%	1,567
2012*	10.000000	10.116462	1.16%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	30.794342	37.720118	22.49%	64,241
2015	33.269220	30.794342	-7.44%	50,592
2014	31.112937	33.269220	6.93%	40,198
2013	23.031215	31.112937	35.09%	26,957
2012	19.807956	23.031215	16.27%	4,003
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	12.493311	12.800830	2.46%	267,573
2015	13.050939	12.493311	-4.27%	181,245
2014	12.872186	13.050939	1.39%	168,527
2013	14.329952	12.872186	-10.17%	120,744
2012	13.596485	14.329952	5.39%	29,604
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	21.702037	26.140946	20.45%	112,074
2015	22.465985	21.702037	-3.40%	64,229
2014	19.691725	22.465985	14.09%	57,375
2013	15.444726	19.691725	27.50%	35,818
2012	13.539412	15.444726	14.07%	8,931
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2016	11.735307	12.356692	5.30%	2,798,535
2015	12.086018	11.735307	-2.90%	2,946,708
2014	11.965780	12.086018	1.00%	3,072,370
2013	10.110570	11.965780	18.35%	1,878,334
2012*	10.000000	10.110570	1.11%	78,345
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.730969	11.085342	13.92%	488,639
2015*	10.000000	9.730969	-2.69%	130,398
4

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	14.439042	14.711924	1.89%	223,767
2015	14.859989	14.439042	-2.83%	221,030
2014	14.853093	14.859989	0.05%	168,388
2013	13.226327	14.853093	12.30%	97,715
2012	12.254789	13.226327	7.93%	18,314
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.185936	10.172267	10.74%	64,945
2015*	10.000000	9.185936	-8.14%	70,721
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.758916	9.814423	0.57%	515,493
2015*	10.000000	9.758916	-2.41%	150,449
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.600441	14.926019	28.67%	110,669
2015	12.635690	11.600441	-8.19%	41,890
2014	12.189031	12.635690	3.66%	40,815
2013*	10.000000	12.189031	21.89%	11,136
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.380307	11.737699	13.08%	23,294
2015	10.848962	10.380307	-4.32%	15,105
2014*	10.000000	10.848962	8.49%	8,176
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	31.484344	38.854190	23.41%	5,039
2015	32.842926	31.484344	-4.14%	4,328
2014	31.831718	32.842926	3.18%	5,220
2013	23.047568	31.831718	38.11%	8,602
2012	20.289105	23.047568	13.60%	1,444
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	23.559022	25.770073	9.39%	46,419
2015	23.796436	23.559022	-1.00%	30,099
2014	21.435938	23.796436	11.01%	45,878
2013	16.582303	21.435938	29.27%	54,330
2012	14.631439	16.582303	13.33%	25,554
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	20.508999	21.667347	5.65%	29,690
2015	21.478467	20.508999	-4.51%	30,561
2014	20.294866	21.478467	5.83%	44,918
2013	17.113277	20.294866	18.59%	31,451
2012	15.831612	17.113277	8.10%	10,141
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.625280	10.292872	6.94%	49,015
2015	9.904984	9.625280	-2.82%	27,527
2014	10.034262	9.904984	-1.29%	10,152
5

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	14.304701	14.775147	3.29%	551,662
2015	14.652051	14.304701	-2.37%	461,780
2014	14.324972	14.652051	2.28%	394,345
2013	12.893469	14.324972	11.10%	252,371
2012	11.773339	12.893469	9.51%	33,402
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	14.842293	15.413830	3.85%	27,949
2015	15.191805	14.842293	-2.30%	36,110
2014	14.798126	15.191805	2.66%	45,309
2013	13.038437	14.798126	13.50%	27,486
2012	11.749070	13.038437	10.97%	9,121
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	15.477431	16.160196	4.41%	60,667
2015	15.853146	15.477431	-2.37%	81,058
2014	15.420521	15.853146	2.81%	24,751
2013	12.940657	15.420521	19.16%	10,404
2012	11.447241	12.940657	13.05%	4,282
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.396806	3.97%	376,279
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	12.849277	16.838069	31.04%	174,682
2015	16.519684	12.849277	-22.22%	82,029
2014	19.294532	16.519684	-14.38%	48,910
2013	15.834717	19.294532	21.85%	29,583
2012	15.404595	15.834717	2.79%	11,373
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	20.801784	24.033906	15.54%	183,733
2015	22.131963	20.801784	-6.01%	141,866
2014	20.786507	22.131963	6.47%	139,742
2013	16.567748	20.786507	25.46%	95,092
2012	14.421183	16.567748	14.88%	15,307
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.220658	12.21%	327,680
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	24.982242	24.656166	-1.31%	206,195
2015	23.809250	24.982242	4.93%	209,454
2014	21.851505	23.809250	8.96%	111,864
2013	16.369918	21.851505	33.49%	74,429
2012	14.579335	16.369918	12.28%	26,640
6

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	13.128412	13.463234	2.55%	455,091
2015	13.490516	13.128412	-2.68%	188,950
2014	13.013706	13.490516	3.66%	203,300
2013	13.538964	13.013706	-3.88%	144,208
2012	13.062768	13.538964	3.65%	44,175
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	34.217541	37.590820	9.86%	82,796
2015	35.439781	34.217541	-3.45%	84,033
2014	34.053791	35.439781	4.07%	50,214
2013	25.535746	34.053791	33.36%	24,821
2012	22.710878	25.535746	12.44%	3,363
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	21.414890	19.912388	-7.02%	48,103
2015	21.122287	21.414890	1.39%	43,120
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	11.229923	12.475601	11.09%	68,483
2015	12.199628	11.229923	-7.95%	108,163
2014	12.085384	12.199628	0.95%	91,751
2013	9.948307	12.085384	21.48%	62,725
2012	8.788696	9.948307	13.19%	6,257
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	13.342350	14.932768	11.92%	152,841
2015	14.625625	13.342350	-8.77%	185,869
2014	14.243831	14.625625	2.68%	196,469
2013	12.736606	14.243831	11.83%	95,632
2012	11.519704	12.736606	10.56%	22,039
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	28.287927	36.148135	27.79%	2,469
2015	31.120067	28.287927	-9.10%	3,135
2014	31.526727	31.120067	-1.29%	4,310
2013	23.576811	31.526727	33.72%	9,367
2012	20.291086	23.576811	16.19%	1,996
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.122386	9.217198	1.04%	101,902
2015	9.712457	9.122386	-6.08%	191,031
2014	9.717412	9.712457	-0.05%	139,742
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.706747	10.965055	2.41%	24,120
2015	11.582354	10.706747	-7.56%	13,417
2014	11.352746	11.582354	2.02%	6,677
2013	10.184936	11.352746	11.47%	10,563
2012*	10.000000	10.184936	1.85%	264
7

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	10.136856	9.901715	-2.32%	15,832
2015	10.140438	10.136856	-0.04%	18,761
2014	9.871599	10.140438	2.72%	17,671
2013*	10.000000	9.871599	-1.28%	1,751
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	12.016567	13.347388	11.07%	14,846
2015	12.790618	12.016567	-6.05%	17,556
2014	12.510093	12.790618	2.24%	33,033
2013	9.921681	12.510093	26.09%	16,696
2012*	10.000000	9.921681	-0.78%	64
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	13.795294	13.193008	-4.37%	96,185
2015	15.335356	13.795294	-10.04%	122,072
2014	16.492857	15.335356	-7.02%	104,977
2013	13.428712	16.492857	22.82%	68,773
2012	11.480811	13.428712	16.97%	6,025
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.725849	12.232137	14.04%	193,855
2015	11.688376	10.725849	-8.23%	184,564
2014	11.686094	11.688376	0.02%	158,879
2013	10.775009	11.686094	8.46%	100,446
2012*	10.000000	10.775009	7.75%	12,730
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.525006	13.045758	4.16%	80,341
2015	13.543971	12.525006	-7.52%	84,961
2014	12.792552	13.543971	5.87%	61,124
2013	10.030618	12.792552	27.54%	47,293
2012*	10.000000	10.030618	0.31%	3,262
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.749595	9.782323	0.34%	87,258
2015*	10.000000	9.749595	-2.50%	78,065
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	31.182661	31.201879	0.06%	21,346
2015	28.382291	31.182661	9.87%	23,616
2014	26.659761	28.382291	6.46%	29,971
2013	20.752441	26.659761	28.47%	23,817
2012	17.071424	20.752441	21.56%	8,048
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.535235	16.243323	11.75%	59,505
2015	14.151760	14.535235	2.71%	41,662
2014	13.185918	14.151760	7.32%	20,200
2013	9.922620	13.185918	32.89%	17,866
2012*	10.000000	9.922620	-0.77%	5,589
8

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	25.301766	23.169063	-8.43%	1,613
2015	28.267752	25.301766	-10.49%	2,245
2014	32.765980	28.267752	-13.73%	15,511
2013	29.211587	32.765980	12.17%	716
2012	26.297382	29.211587	11.08%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.201666	8.537743	18.55%	159,016
2015	9.178344	7.201666	-21.54%	15,713
2014	9.806114	9.178344	-6.40%	9,196
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.937525	-0.62%	34,339
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	12.316446	13.152922	6.79%	50,371
2015	12.823797	12.316446	-3.96%	41,124
2014	14.124104	12.823797	-9.21%	28,705
2013	10.189999	14.124104	38.61%	12,727
2012*	10.000000	10.189999	1.90%	11,799
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	25.899872	28.924180	11.68%	86,629
2015	26.636851	25.899872	-2.77%	84,699
2014	24.626427	26.636851	8.16%	66,315
2013	18.503779	24.626427	33.09%	47,249
2012	16.269377	18.503779	13.73%	1,163
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	15.245104	15.538673	1.93%	149,816
2015	14.609121	15.245104	4.35%	129,101
2014	14.717782	14.609121	-0.74%	128,529
2013	11.748430	14.717782	25.27%	81,060
2012	10.325388	11.748430	13.78%	19,756
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.195129	9.247919	12.85%	4,897
2015*	10.000000	8.195129	-18.05%	9,218
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	14.971781	16.312693	8.96%	8,015
2015	16.431706	14.971781	-8.88%	9,133
2014	17.094293	16.431706	-3.88%	22,869
2013	13.202155	17.094293	29.48%	25,770
2012	10.969534	13.202155	20.35%	13,392
9

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	20.494743	24.182718	17.99%	114,408
2015	21.851711	20.494743	-6.21%	66,182
2014	19.711374	21.851711	10.86%	81,515
2013	15.252060	19.711374	29.24%	42,738
2012	13.578667	15.252060	12.32%	3,540
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	13.863636	14.832538	6.99%	5,247,330
2015	13.987301	13.863636	-0.88%	4,391,073
2014	13.573557	13.987301	3.05%	3,080,684
2013	11.217368	13.573557	21.00%	1,963,675
2012	9.876964	11.217368	13.57%	482,871
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	10.991903	11.075063	0.76%	6,338,660
2015	11.225029	10.991903	-2.08%	4,977,157
2014	10.894232	11.225029	3.04%	3,570,417
2013	11.392820	10.894232	-4.38%	2,262,355
2012	11.058827	11.392820	3.02%	484,753
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	15.470543	15.213557	-1.66%	157,021
2015	14.794166	15.470543	4.57%	144,568
2014	14.801329	14.794166	-0.05%	116,010
2013	11.722659	14.801329	26.26%	64,589
2012	9.783291	11.722659	19.82%	10,706
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	14.777877	15.819977	7.05%	324,997
2015	14.147165	14.777877	4.46%	286,804
2014	13.337885	14.147165	6.07%	196,340
2013	10.484616	13.337885	27.21%	135,244
2012	9.099247	10.484616	15.23%	18,818
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	12.815446	13.973703	9.04%	5,426,229
2015	12.916650	12.815446	-0.78%	4,503,732
2014	11.939049	12.916650	8.19%	3,492,156
2013	9.148015	11.939049	30.51%	2,388,565
2012	7.962252	9.148015	14.89%	611,312
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	21.944724	25.325198	15.40%	49,700
2015	23.916739	21.944724	-8.25%	51,541
2014	22.370662	23.916739	6.91%	46,714
2013	16.845598	22.370662	32.80%	26,035
2012	14.524582	16.845598	15.98%	3,727
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.254592	9.354063	1.07%	453,492
2015*	10.000000	9.254592	-7.45%	106,062
10

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	10.869528	11.883925	9.33%	14,937
2015	11.435675	10.869528	-4.95%	12,927
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	10.706057	11.430048	6.76%	13,875
2015	11.103458	10.706057	-3.58%	14,063
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	18.494009	20.722613	12.05%	65,479
2015	19.347083	18.494009	-4.41%	63,120
2014	19.221536	19.347083	0.65%	63,161
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	12.296924	13.704770	11.45%	12,792
2015	12.679965	12.296924	-3.02%	10,444
2014	12.123743	12.679965	4.59%	16,916
2013	8.605792	12.123743	40.88%	16,455
2012	7.504897	8.605792	14.67%	477
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	14.262614	15.414680	8.08%	12,672
2015	14.592506	14.262614	-2.26%	23,360
2014	13.453603	14.592506	8.47%	30,975
2013	9.893050	13.453603	35.99%	20,763
2012	9.049793	9.893050	9.32%	298
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	11.930791	12.690112	6.36%	23,397
2015	12.372699	11.930791	-3.57%	30,000
2014	12.063438	12.372699	2.56%	22,770
2013	9.492713	12.063438	27.08%	21,572
2012	8.326964	9.492713	14.00%	15,197
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	11.873210	12.366016	4.15%	2,513,151
2015	12.226538	11.873210	-2.89%	2,295,724
2014	11.943715	12.226538	2.37%	2,040,953
2013	10.613196	11.943715	12.54%	1,412,487
2012	9.736744	10.613196	9.00%	413,929
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	12.067114	12.711701	5.34%	101,424
2015	12.460139	12.067114	-3.15%	114,003
2014	12.125412	12.460139	2.76%	127,143
2013	10.189136	12.125412	19.00%	133,339
2012	9.135318	10.189136	11.54%	105
11

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	11.230442	11.531730	2.68%	1,311,523
2015	11.526726	11.230442	-2.57%	1,073,886
2014	11.364802	11.526726	1.42%	771,036
2013	11.034695	11.364802	2.99%	414,459
2012	10.458904	11.034695	5.51%	136,555
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	10.168701	10.535710	3.61%	1,753,751
2015	10.825224	10.168701	-6.06%	1,740,364
2014	10.785501	10.825224	0.37%	1,344,443
2013*	10.000000	10.785501	7.86%	479,915
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	10.111330	10.541352	4.25%	3,972,075
2015	10.830091	10.111330	-6.64%	4,100,023
2014	10.923528	10.830091	-0.86%	3,216,898
2013*	10.000000	10.923528	9.24%	1,122,663
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	11.998225	12.570532	4.77%	1,260,830
2015	12.356083	11.998225	-2.90%	1,332,998
2014	12.038799	12.356083	2.64%	1,408,632
2013	10.411868	12.038799	15.63%	1,583,548
2012	9.440750	10.411868	10.29%	86,100
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	11.979975	12.651615	5.61%	81,040
2015	12.392648	11.979975	-3.33%	88,981
2014	12.075388	12.392648	2.63%	84,801
2013	9.899609	12.075388	21.98%	50,562
2012	8.802675	9.899609	12.46%	33,527
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	11.703158	12.176222	4.04%	1,088,480
2015	12.052135	11.703158	-2.90%	1,084,394
2014	11.797690	12.052135	2.16%	973,681
2013	10.805629	11.797690	9.18%	679,984
2012	10.004897	10.805629	8.00%	356,984
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	11.562484	11.917211	3.07%	60,304
2015	11.885069	11.562484	-2.71%	52,299
2014	11.567839	11.885069	2.74%	23,285
2013	12.042223	11.567839	-3.94%	20,232
2012	11.415554	12.042223	5.49%	957
12

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	12.575628	12.755383	1.43%	46,106
2015	12.879285	12.575628	-2.36%	77,647
2014	12.511292	12.879285	2.94%	98,025
2013	13.013750	12.511292	-3.86%	43,732
2012	12.378536	13.013750	5.13%	15,012
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	23.965108	25.282169	5.50%	7,442
2015	29.148854	23.965108	-17.78%	34,911
2014	31.503670	29.148854	-7.47%	21,053
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	12.159574	12.023751	-1.12%	46,977
2015	12.402262	12.159574	-1.96%	186,323
2014	12.083894	12.402262	2.63%	43,497
2013	12.832090	12.083894	-5.83%	11,940
2012	12.686748	12.832090	1.15%	407
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	9.144867	8.976833	-1.84%	1,027,833
2015	9.317231	9.144867	-1.85%	822,697
2014	9.492846	9.317231	-1.85%	571,755
2013	9.671770	9.492846	-1.85%	373,248
2012	9.854573	9.671770	-1.86%	227,906
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	8.179105	8.079073	-1.22%	46,849
2015	8.610632	8.179105	-5.01%	49,537
2014	8.836548	8.610632	-2.56%	49,067
2013	7.658091	8.836548	15.39%	24,941
2012	6.771668	7.658091	13.09%	326
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	9.075491	8.954640	-1.33%	44,708
2015	9.376825	9.075491	-3.21%	33,061
2014	10.183736	9.376825	-7.92%	21,643
2013	8.574084	10.183736	18.77%	12,692
2012	7.390148	8.574084	16.02%	1,038
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	22.623532	24.308599	7.45%	33,213
2015	23.282376	22.623532	-2.83%	9,588
2014	22.594794	23.282376	3.04%	10,088
2013	18.091136	22.594794	24.89%	4,447
2012	15.903701	18.091136	13.75%	0
13

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	14.748986	15.389296	4.34%	2,008,463
2015	15.053137	14.748986	-2.02%	1,579,898
2014	14.664468	15.053137	2.65%	1,264,435
2013	13.172548	14.664468	11.33%	698,677
2012	12.269767	13.172548	7.36%	173,455
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	16.787761	17.753329	5.75%	43,966
2015	17.195659	16.787761	-2.37%	88,183
2014	16.651882	17.195659	3.27%	53,800
2013	14.197850	16.651882	17.28%	75,102
2012	12.887370	14.197850	10.17%	176
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	13.291272	13.602302	2.34%	852,189
2015	13.506036	13.291272	-1.59%	775,562
2014	13.245320	13.506036	1.97%	485,203
2013	12.872988	13.245320	2.89%	294,742
2012	12.470780	12.872988	3.23%	83,093
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	10.143014	10.524149	3.76%	1,613,217
2015	10.680382	10.143014	-5.03%	1,652,934
2014	10.620864	10.680382	0.56%	1,278,282
2013*	10.000000	10.620864	6.21%	335,664
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	10.080184	10.581940	4.98%	3,367,788
2015	10.693121	10.080184	-5.73%	3,109,109
2014	10.709013	10.693121	-0.15%	1,878,816
2013*	10.000000	10.709013	7.09%	614,722
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	18.182380	19.121734	5.17%	708,197
2015	18.587309	18.182380	-2.18%	729,826
2014	18.004799	18.587309	3.24%	657,613
2013	15.728790	18.004799	14.47%	660,361
2012	14.462282	15.728790	8.76%	96,202
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	20.770829	22.116808	6.48%	87,712
2015	21.317933	20.770829	-2.57%	87,576
2014	20.693940	21.317933	3.02%	82,492
2013	17.228554	20.693940	20.11%	36,818
2012	15.430735	17.228554	11.65%	24,825
14

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	15.815463	16.408994	3.75%	449,680
2015	16.118498	15.815463	-1.88%	457,379
2014	15.679197	16.118498	2.80%	404,490
2013	14.457393	15.679197	8.45%	254,649
2012	13.634356	14.457393	6.04%	73,051
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	22.371167	22.688415	1.42%	97,712
2015	21.744225	22.371167	2.88%	89,926
2014	20.406789	21.744225	6.55%	36,229
2013	15.255643	20.406789	33.77%	14,869
2012	13.125810	15.255643	16.23%	4,931
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.516651	10.139509	6.54%	3,129,693
2015	9.918927	9.516651	-4.06%	1,766,598
2014*	10.000000	9.918927	-0.81%	778,413
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.941546	10.738359	8.01%	419,513
2015	10.114628	9.941546	-1.71%	280,449
2014*	10.000000	10.114628	1.15%	98,478
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	31.183360	36.818318	18.07%	57,719
2015	32.597239	31.183360	-4.34%	35,137
2014	30.352358	32.597239	7.40%	36,806
2013	23.242853	30.352358	30.59%	29,184
2012	20.159477	23.242853	15.29%	6,320
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	13.970826	14.898826	6.64%	285,304
2015	14.657831	13.970826	-4.69%	233,541
2014	14.375806	14.657831	1.96%	213,620
2013	14.813348	14.375806	-2.95%	134,253
2012	13.446101	14.813348	10.17%	21,905
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	10.184302	9.749303	-4.27%	47,411
2015	10.444650	10.184302	-2.49%	31,238
2014	10.787388	10.444650	-3.18%	20,525
2013	9.077393	10.787388	18.84%	7,432
2012	8.006280	9.077393	13.38%	248
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	13.752027	14.170697	3.04%	26,946
2015	14.802596	13.752027	-7.10%	20,826
2014	16.697538	14.802596	-11.35%	23,270
15

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	14.114139	14.129450	0.11%	62,061
2015	13.943797	14.114139	1.22%	53,796
2014	12.897708	13.943797	8.11%	55,240
2013	9.776303	12.897708	31.93%	46,543
2012	8.576687	9.776303	13.99%	3,872
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	12.544799	14.289109	13.90%	93,847
2015	13.236140	12.544799	-5.22%	62,981
2014	12.232607	13.236140	8.20%	79,150
2013	9.230031	12.232607	32.53%	46,950
2012	7.997515	9.230031	15.41%	21,703
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	13.664533	14.224628	4.10%	45,182
2015	13.970409	13.664533	-2.19%	110,748
2014	13.723288	13.970409	1.80%	34,660
2013	10.087466	13.723288	36.04%	21,567
2012	8.965139	10.087466	12.52%	7,826
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	16.017130	18.487687	15.42%	25,837
2015	16.803960	16.017130	-4.68%	30,568
2014	14.630542	16.803960	14.86%	41,021
2013	10.986464	14.630542	33.17%	15,681
2012	9.621339	10.986464	14.19%	633
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	21.331179	22.624813	6.06%	12,917
2015	21.618773	21.331179	-1.33%	11,481
2014	21.481055	21.618773	0.64%	7,055
2013	15.203622	21.481055	41.29%	6,478
2012	13.697455	15.203622	11.00%	3,873
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	29.907563	36.875115	23.30%	17,348
2015	32.516441	29.907563	-8.02%	21,764
2014	31.030082	32.516441	4.79%	5,657
2013	22.577981	31.030082	37.44%	4,994
2012	19.121810	22.577981	18.07%	498
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	27.595923	33.193224	20.28%	10,842
2015	28.659256	27.595923	-3.71%	20,837
2014	29.038058	28.659256	-1.30%	5,446
2013	21.049325	29.038058	37.95%	1,443
2012	18.612848	21.049325	13.09%	0
16

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	20.972211	22.882210	9.11%	24,171
2015	21.227030	20.972211	-1.20%	22,459
2014	19.341629	21.227030	9.75%	25,546
2013	15.066929	19.341629	28.37%	9,490
2012	13.484355	15.066929	11.74%	1,819
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	12.643357	13.300828	5.20%	74,842
2015	13.654599	12.643357	-7.41%	83,265
2014	10.817384	13.654599	26.23%	48,674
2013	10.731513	10.817384	0.80%	29,732
2012	9.460182	10.731513	13.44%	10,440
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.816048	14.013207	9.34%	419,930
2015	12.935645	12.816048	-0.92%	350,215
2014	11.655259	12.935645	10.99%	268,653
2013*	10.000000	11.655259	16.55%	60,500
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.938624	9.998329	0.60%	386,569
2015	10.160615	9.938624	-2.18%	316,479
2014	10.301244	10.160615	-1.37%	305,564
2013	10.484347	10.301244	-1.75%	160,572
2012	10.318874	10.484347	1.60%	18,345
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	11.997101	14.233493	18.64%	36,815
2015	12.850623	11.997101	-6.64%	27,012
2014	12.522875	12.850623	2.62%	20,506
2013*	10.000000	12.522875	25.23%	10,267
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	13.584419	13.482476	-0.75%	136,792
2015	14.402673	13.584419	-5.68%	123,567
2014	15.975750	14.402673	-9.85%	89,164
2013	13.553328	15.975750	17.87%	41,213
2012	11.549727	13.553328	17.35%	6,490
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2016	10.076682	10.465961	3.86%	17,164
2015	10.780826	10.076682	-6.53%	18,919
2014	10.696276	10.780826	0.79%	20,707
2013	10.140730	10.696276	5.48%	10,892
2012*	10.000000	10.140730	1.41%	0
17

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2016	10.255286	10.584650	3.21%	3,445
2015	11.529993	10.255286	-11.06%	3,416
2014	11.644390	11.529993	-0.98%	3,297
2013	10.259416	11.644390	13.50%	347
2012*	10.000000	10.259416	2.59%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2016	10.407711	10.812796	3.89%	4,712
2015	11.362025	10.407711	-8.40%	4,887
2014	11.294009	11.362025	0.60%	4,863
2013	10.277058	11.294009	9.90%	1,614
2012*	10.000000	10.277058	2.77%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	29.121185	28.538983	-2.00%	18,212
2015	28.619119	29.121185	1.75%	20,449
2014	28.571159	28.619119	0.17%	15,888
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.108170	8.697364	-4.51%	120,446
2015	9.000321	9.108170	1.20%	64,509
2014*	10.000000	9.000321	-10.00%	21,522
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	22.807016	24.915556	9.25%	84,053
2015	22.536709	22.807016	1.20%	77,923
2014	20.798334	22.536709	8.36%	53,510
2013	16.121711	20.798334	29.01%	33,469
2012	14.086578	16.121711	14.45%	14,152
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	31.485132	36.365766	15.50%	28,223
2015	34.160326	31.485132	-7.83%	43,377
2014	31.171298	34.160326	9.59%	27,771
2013	22.584078	31.171298	38.02%	21,307
2012	19.555273	22.584078	15.49%	5,388
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	9.140040	10.129203	10.82%	15,323
2015	10.254551	9.140040	-10.87%	22,773
2014	10.400537	10.254551	-1.40%	49,785
2013	10.585007	10.400537	-1.74%	50,173
2012*	10.000000	10.585007	5.85%	41,046
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	8.699315	9.667050	11.12%	1,583
2015	9.078001	8.699315	-4.17%	543
2014	9.120998	9.078001	-0.47%	6,579
18

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.510045	10.615663	1.00%	35,054
2015	11.535888	10.510045	-8.89%	8,199
2014	11.718051	11.535888	-1.55%	6,700
2013	12.778050	11.718051	-8.30%	4,493
2012	12.372183	12.778050	3.28%	2,952
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	11.037614	10.975355	-0.56%	661,984
2015	11.222225	11.037614	-1.65%	663,359
2014	11.348829	11.222225	-1.12%	540,926
2013	11.589647	11.348829	-2.08%	384,765
2012	11.166580	11.589647	3.79%	82,076
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.077042	0.77%	193,363
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.368114	10.439746	0.69%	701,706
2015	10.528196	10.368114	-1.52%	685,389
2014	10.297503	10.528196	2.24%	616,278
2013	10.711515	10.297503	-3.87%	515,545
2012	9.967028	10.711515	7.47%	91,465
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	16.963350	16.241863	-4.25%	1,975
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	30.738929	26.938602	-12.36%	150,662
2015	27.845830	30.738929	10.39%	153,371
2014	21.619829	27.845830	28.80%	104,558
2013	14.634667	21.619829	47.73%	67,928
2012	11.382550	14.634667	28.57%	3,714
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.361384	7.547087	40.77%	53,949
2015	8.230100	5.361384	-34.86%	20,733
2014	10.396890	8.230100	-20.84%	18,745
2013	9.604073	10.396890	8.26%	13,838
2012*	10.000000	9.604073	-3.96%	7,891
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	21.507226	22.745793	5.76%	38,231
2015	22.563055	21.507226	-4.68%	37,940
2014	23.428352	22.563055	-3.69%	36,153
2013	15.888672	23.428352	47.45%	25,743
2012	15.007617	15.888672	5.87%	1,617
19

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	10.930099	11.067045	1.25%	13,647
2015	11.305855	10.930099	-3.32%	37,363
2014	11.076506	11.305855	2.07%	37,582
2013	10.102724	11.076506	9.64%	13,891
2012*	10.000000	10.102724	1.03%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	29.996103	36.667721	22.24%	80,720
2015	32.473030	29.996103	-7.63%	29,642
2014	30.430364	32.473030	6.71%	14,708
2013	22.571903	30.430364	34.82%	13,197
2012	19.452648	22.571903	16.04%	627
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	12.166396	12.440540	2.25%	13,053
2015	12.735401	12.166396	-4.47%	13,587
2014	12.586613	12.735401	1.18%	7,197
2013	14.040648	12.586613	-10.36%	7,749
2012	13.349261	14.040648	5.18%	368
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	21.234991	25.526433	20.21%	217,682
2015	22.027389	21.234991	-3.60%	150,891
2014	19.346705	22.027389	13.86%	116,104
2013	15.205078	19.346705	27.24%	8,834
2012	13.356612	15.205078	13.84%	998
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2016	11.659883	12.252329	5.08%	275,701
2015	12.032856	11.659883	-3.10%	281,820
2014	11.937478	12.032856	0.80%	347,505
2013	10.107251	11.937478	18.11%	259,540
2012*	10.000000	10.107251	1.07%	1,068
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.717709	11.047738	13.69%	85,265
2015*	10.000000	9.717709	-2.82%	54,691
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	14.244007	14.483722	1.68%	182,747
2015	14.689214	14.244007	-3.03%	191,280
2014	14.712386	14.689214	-0.16%	146,308
2013	13.127768	14.712386	12.07%	128,156
2012	12.188370	13.127768	7.71%	53,092
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.173420	10.137764	10.51%	2,950
2015*	10.000000	9.173420	-8.27%	2,466
20

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.745609	9.781121	0.36%	78,948
2015*	10.000000	9.745609	-2.54%	26,945
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.537475	14.814873	28.41%	162,127
2015	12.592779	11.537475	-8.38%	56,824
2014	12.172451	12.592779	3.45%	39,713
2013*	10.000000	12.172451	21.72%	12,932
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.345033	11.674050	12.85%	32,589
2015	10.834176	10.345033	-4.51%	35,940
2014*	10.000000	10.834176	8.34%	4,764
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	30.668313	37.770273	23.16%	3,548
2015	32.057013	30.668313	-4.33%	1,552
2014	31.133452	32.057013	2.97%	3,104
2013	22.587974	31.133452	37.83%	3,636
2012	19.925196	22.587974	13.36%	2,412
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	22.948312	25.051055	9.16%	10,264
2015	23.226905	22.948312	-1.20%	4,574
2014	20.965619	23.226905	10.79%	5,557
2013	16.251584	20.965619	29.01%	6,245
2012	14.368974	16.251584	13.10%	216
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	19.977456	21.062906	5.43%	6,016
2015	20.964517	19.977456	-4.71%	5,882
2014	19.849688	20.964517	5.62%	8,548
2013	16.772047	19.849688	18.35%	6,938
2012	15.547700	16.772047	7.87%	9,204
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.572984	10.216131	6.72%	80,820
2015	9.871289	9.572984	-3.02%	76,180
2014	10.020537	9.871289	-1.49%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	13.996849	14.427801	3.08%	84,621
2015	14.365999	13.996849	-2.57%	91,824
2014	14.073984	14.365999	2.07%	32,520
2013	12.693424	14.073984	10.88%	23,640
2012	11.614386	12.693424	9.29%	9,699
21

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	14.522838	15.051433	3.64%	24,703
2015	14.895181	14.522838	-2.50%	23,202
2014	14.538820	14.895181	2.45%	22,027
2013	12.836107	14.538820	13.27%	10,799
2012	11.590432	12.836107	10.75%	219
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	15.144318	15.780255	4.20%	80,962
2015	15.543617	15.144318	-2.57%	80,250
2014	15.150319	15.543617	2.60%	46,756
2013	12.739850	15.150319	18.92%	8,283
2012	11.292668	12.739850	12.82%	532
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.382791	3.83%	22,137
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	12.572555	16.441947	30.78%	67,489
2015	16.196986	12.572555	-22.38%	47,779
2014	18.956324	16.196986	-14.56%	34,015
2013	15.588906	18.956324	21.60%	13,451
2012	15.196504	15.588906	2.58%	2,747
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	20.262544	23.363333	15.30%	118,898
2015	21.602273	20.262544	-6.20%	124,857
2014	20.330445	21.602273	6.26%	117,756
2013	16.237313	20.330445	25.21%	55,087
2012	14.162482	16.237313	14.65%	16,459
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.205548	12.06%	40,758
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	24.334775	23.968339	-1.51%	156,061
2015	23.239538	24.334775	4.71%	341,531
2014	21.372184	23.239538	8.74%	131,404
2013	16.043496	21.372184	33.21%	43,769
2012	14.317850	16.043496	12.05%	15,625
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	12.788094	13.087584	2.34%	37,026
2015	13.167636	12.788094	-2.88%	25,694
2014	12.728167	13.167636	3.45%	10,122
2013	13.268945	12.728167	-4.08%	9,369
2012	12.828449	13.268945	3.43%	33,726
22

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	33.330604	36.542034	9.64%	18,405
2015	34.591680	33.330604	-3.65%	24,411
2014	33.306743	34.591680	3.86%	18,111
2013	25.026513	33.306743	33.09%	12,629
2012	22.303535	25.026513	12.21%	1,309
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	20.859713	19.356724	-7.21%	27,362
2015	20.616729	20.859713	1.18%	27,322
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	11.055662	12.257055	10.87%	145,718
2015	12.034863	11.055662	-8.14%	145,613
2014	11.946508	12.034863	0.74%	126,908
2013	9.854047	11.946508	21.23%	50,599
2012	8.723232	9.854047	12.96%	6,553
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	13.081817	14.611436	11.69%	47,993
2015	14.369332	13.081817	-8.96%	46,056
2014	14.022809	14.369332	2.47%	75,266
2013	12.564571	14.022809	11.61%	21,057
2012	11.387360	12.564571	10.34%	4,653
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	27.554585	35.139535	27.53%	898
2015	30.375229	27.554585	-9.29%	979
2014	30.835021	30.375229	-1.49%	1,302
2013	23.106579	30.835021	33.45%	1,327
2012	19.927081	23.106579	15.96%	31
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.072841	9.148509	0.83%	47,319
2015	9.679459	9.072841	-6.27%	60,770
2014	9.704165	9.679459	-0.25%	39,811
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.626963	10.861244	2.20%	17,674
2015	11.519530	10.626963	-7.75%	21,933
2014	11.314220	11.519530	1.81%	17,847
2013	10.171094	11.314220	11.24%	15,492
2012*	10.000000	10.171094	1.71%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	10.081820	9.827939	-2.52%	16,764
2015	10.105980	10.081820	-0.24%	21,450
2014	9.858143	10.105980	2.51%	16,161
2013*	10.000000	9.858143	-1.42%	10,421
23

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	11.927027	13.221007	10.85%	9,668
2015	12.721241	11.927027	-6.24%	10,415
2014	12.467655	12.721241	2.03%	7,502
2013	9.908194	12.467655	25.83%	6,978
2012*	10.000000	9.908194	-0.92%	0
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	13.608931	12.988322	-4.56%	97,698
2015	15.159096	13.608931	-10.23%	94,108
2014	16.336613	15.159096	-7.21%	89,286
2013	13.328635	16.336613	22.57%	76,418
2012	11.418568	13.328635	16.73%	6,731
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.645941	12.116352	13.81%	162,331
2015	11.624989	10.645941	-8.42%	140,836
2014	11.646447	11.624989	-0.18%	169,677
2013	10.760372	11.646447	8.23%	41,484
2012*	10.000000	10.760372	7.60%	10,769
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.431672	12.922235	3.95%	55,636
2015	13.470510	12.431672	-7.71%	49,380
2014	12.749157	13.470510	5.66%	43,510
2013	10.016988	12.749157	27.28%	22,317
2012*	10.000000	10.016988	0.17%	103
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.736301	9.749147	0.13%	29,219
2015*	10.000000	9.736301	-2.64%	6,074
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	30.374348	30.331295	-0.14%	9,969
2015	27.703016	30.374348	9.64%	6,962
2014	26.074827	27.703016	6.24%	6,371
2013	20.338543	26.074827	28.20%	5,105
2012	16.765168	20.338543	21.31%	1,216
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.426641	16.089229	11.52%	44,577
2015	14.074718	14.426641	2.50%	30,615
2014	13.140911	14.074718	7.11%	3,316
2013	9.908916	13.140911	32.62%	2,479
2012*	10.000000	9.908916	-0.91%	2,639
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	24.645731	22.522457	-8.62%	1,137
2015	27.591124	24.645731	-10.68%	1,143
2014	32.047066	27.591124	-13.90%	45,091
2013	28.628967	32.047066	11.94%	864
2012	25.825644	28.628967	10.85%	1,272
24

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.162546	8.474127	18.31%	220,221
2015	9.147158	7.162546	-21.70%	2,409
2014	9.792759	9.147158	-6.59%	21,226
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.924131	-0.76%	2,747
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	12.224668	13.028378	6.57%	13,500
2015	12.754237	12.224668	-4.15%	13,946
2014	14.076204	12.754237	-9.39%	14,572
2013	10.176152	14.076204	38.33%	11,374
2012*	10.000000	10.176152	1.76%	66
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	25.228559	28.117243	11.45%	75,654
2015	25.999421	25.228559	-2.96%	65,623
2014	24.086185	25.999421	7.94%	35,974
2013	18.134765	24.086185	32.82%	18,916
2012	15.977548	18.134765	13.50%	7,652
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	15.070105	15.329102	1.72%	125,072
2015	14.470885	15.070105	4.14%	119,310
2014	14.608273	14.470885	-0.94%	65,688
2013	11.684796	14.608273	25.02%	35,379
2012	10.290473	11.684796	13.55%	6,381
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.183952	9.216549	12.62%	21,208
2015*	10.000000	8.183952	-18.16%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	14.814894	16.108945	8.73%	2,862
2015	16.292738	14.814894	-9.07%	10,359
2014	16.984351	16.292738	-4.07%	9,871
2013	13.144009	16.984351	29.22%	14,957
2012	10.943563	13.144009	20.11%	4,213
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	20.218003	23.807710	17.76%	101,532
2015	21.600674	20.218003	-6.40%	16,927
2014	19.524697	21.600674	10.63%	14,502
2013	15.138435	19.524697	28.97%	5,703
2012	13.505087	15.138435	12.09%	0
25

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	13.592853	14.513291	6.77%	766,455
2015	13.742108	13.592853	-1.09%	609,499
2014	13.362852	13.742108	2.84%	458,898
2013	11.065785	13.362852	20.76%	233,955
2012	9.763427	11.065785	13.34%	62,666
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	10.777266	10.836736	0.55%	927,865
2015	11.028314	10.777266	-2.28%	779,430
2014	10.725171	11.028314	2.83%	534,069
2013	11.238925	10.725171	-4.57%	334,332
2012	10.931779	11.238925	2.81%	74,245
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	15.168365	14.886099	-1.86%	74,112
2015	14.534816	15.168365	4.36%	82,259
2014	14.571552	14.534816	-0.25%	52,351
2013	11.564229	14.571552	26.01%	28,271
2012	9.670813	11.564229	19.58%	412
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	14.489284	15.479507	6.83%	253,063
2015	13.899208	14.489284	4.25%	266,544
2014	13.130864	13.899208	5.85%	232,308
2013	10.342945	13.130864	26.95%	186,279
2012	8.994660	10.342945	14.99%	117,007
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	12.590793	13.700851	8.82%	793,671
2015	12.716135	12.590793	-0.99%	677,030
2014	11.777700	12.716135	7.97%	580,223
2013	9.042803	11.777700	30.24%	338,251
2012	7.886775	9.042803	14.66%	100,161
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	21.375828	24.618549	15.17%	7,883
2015	23.344310	21.375828	-8.43%	11,582
2014	21.879839	23.344310	6.69%	5,538
2013	16.509610	21.879839	32.53%	5,792
2012	14.264017	16.509610	15.74%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.245744	9.326132	0.87%	64,764
2015*	10.000000	9.245744	-7.54%	28,560
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	10.810523	11.795397	9.11%	17,134
2015	11.396837	10.810523	-5.14%	0
26

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	10.647934	11.344902	6.55%	0
2015	11.065737	10.647934	-3.78%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	18.014610	20.144447	11.82%	97,889
2015	18.884071	18.014610	-4.60%	6,135
2014	18.799828	18.884071	0.45%	4,194
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	12.106069	13.464665	11.22%	6,474
2015	12.508653	12.106069	-3.22%	7,106
2014	11.984366	12.508653	4.37%	9,665
2013	8.524210	11.984366	40.59%	10,190
2012	7.448970	8.524210	14.43%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	14.041263	15.144614	7.86%	1,634
2015	14.395374	14.041263	-2.46%	3,134
2014	13.298953	14.395374	8.24%	3,934
2013	9.799276	13.298953	35.71%	38,465
2012	8.982352	9.799276	9.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	11.745645	12.467802	6.15%	80,501
2015	12.205577	11.745645	-3.77%	62,825
2014	11.924797	12.205577	2.35%	46,836
2013	9.402759	11.924797	26.82%	27,546
2012	8.264930	9.402759	13.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	11.688970	12.149391	3.94%	756,233
2015	12.061403	11.688970	-3.09%	640,701
2014	11.806460	12.061403	2.16%	458,241
2013	10.512648	11.806460	12.31%	326,963
2012	9.664236	10.512648	8.78%	188,688
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	11.879831	12.488991	5.13%	44,494
2015	12.291814	11.879831	-3.35%	44,543
2014	11.986035	12.291814	2.55%	59,543
2013	10.092575	11.986035	18.76%	7,917
2012	9.067261	10.092575	11.31%	1,007
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	11.056236	11.329798	2.47%	72,784
2015	11.371089	11.056236	-2.77%	72,102
2014	11.234242	11.371089	1.22%	70,160
2013	10.930192	11.234242	2.78%	141,054
2012	10.381053	10.930192	5.29%	3,844
27

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	10.113516	10.457235	3.40%	405,457
2015	10.788459	10.113516	-6.26%	377,733
2014	10.770823	10.788459	0.16%	302,814
2013*	10.000000	10.770823	7.71%	50,451
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	10.056438	10.462807	4.04%	491,558
2015	10.793297	10.056438	-6.83%	407,150
2014	10.908641	10.793297	-1.06%	216,862
2013*	10.000000	10.908641	9.09%	36,332
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	11.812058	12.350333	4.56%	178,659
2015	12.189216	11.812058	-3.09%	226,748
2014	11.900459	12.189216	2.43%	246,608
2013	10.313226	11.900459	15.39%	206,671
2012	9.370438	10.313226	10.06%	25,538
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	11.794064	12.429967	5.39%	111,335
2015	12.225250	11.794064	-3.53%	116,586
2014	11.936604	12.225250	2.42%	120,761
2013	9.805814	11.936604	21.73%	42,816
2012	8.737123	9.805814	12.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	11.521522	11.962895	3.83%	201,501
2015	11.889315	11.521522	-3.09%	132,790
2014	11.662076	11.889315	1.95%	134,133
2013	10.703232	11.662076	8.96%	67,407
2012	9.930383	10.703232	7.78%	13,177
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	11.383100	11.708490	2.86%	28,196
2015	11.724577	11.383100	-2.91%	33,747
2014	11.434934	11.724577	2.53%	18,928
2013	11.928175	11.434934	-4.14%	14,599
2012	11.330575	11.928175	5.27%	1,117
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	12.380527	12.531982	1.22%	37,674
2015	12.705364	12.380527	-2.56%	20,717
2014	12.367537	12.705364	2.73%	13,812
2013	12.890485	12.367537	-4.06%	9,499
2012	12.286392	12.890485	4.92%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	23.343809	24.576697	5.28%	12,303
2015	28.451231	23.343809	-17.95%	13,364
2014	30.812509	28.451231	-7.66%	54,824
28

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	11.844376	11.688279	-1.32%	30,126
2015	12.105446	11.844376	-2.16%	30,542
2014	11.818782	12.105446	2.43%	37,241
2013	12.576205	11.818782	-6.02%	12,385
2012	12.459214	12.576205	0.94%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	8.907098	8.725671	-2.04%	330,391
2015	9.093515	8.907098	-2.05%	332,143
2014	9.283829	9.093515	-2.05%	245,528
2013	9.478132	9.283829	-2.05%	260,462
2012	9.677044	9.478132	-2.06%	80,567
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	8.052141	7.937505	-1.42%	23,685
2015	8.494287	8.052141	-5.21%	29,089
2014	8.734954	8.494287	-2.76%	24,091
2013	7.585493	8.734954	15.15%	4,359
2012	6.721206	7.585493	12.86%	46
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	8.898158	8.761836	-1.53%	18,660
2015	9.212385	8.898158	-3.41%	13,615
2014	10.025591	9.212385	-8.11%	7,769
2013	8.458165	10.025591	18.53%	1,444
2012	7.305161	8.458165	15.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	22.037069	23.630355	7.23%	19,999
2015	22.725148	22.037069	-3.03%	11,567
2014	22.099056	22.725148	2.83%	0
2013	17.730313	22.099056	24.64%	0
2012	15.618402	17.730313	13.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	14.549762	15.150577	4.13%	260,002
2015	14.880137	14.549762	-2.22%	205,988
2014	14.525530	14.880137	2.44%	168,735
2013	13.074384	14.525530	11.10%	150,253
2012	12.203251	13.074384	7.14%	135,286
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	16.561012	17.477959	5.54%	21,496
2015	16.998046	16.561012	-2.57%	182,774
2014	16.494139	16.998046	3.06%	11,504
2013	14.092065	16.494139	17.05%	2,986
2012	12.817529	14.092065	9.94%	0
29

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	12.946736	13.222778	2.13%	375,867
2015	13.182805	12.946736	-1.79%	186,130
2014	12.954716	13.182805	1.76%	132,287
2013	12.616255	12.954716	2.68%	296,557
2012	12.247086	12.616255	3.01%	5,226
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	10.087934	10.445733	3.55%	144,581
2015	10.644088	10.087934	-5.23%	146,761
2014	10.606395	10.644088	0.36%	79,078
2013*	10.000000	10.606395	6.06%	25,617
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	10.025458	10.503103	4.76%	303,235
2015	10.656791	10.025458	-5.92%	242,415
2014	10.694439	10.656791	-0.35%	218,618
2013*	10.000000	10.694439	6.94%	52,786
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	17.711094	18.588258	4.95%	82,876
2015	18.142508	17.711094	-2.38%	128,734
2014	17.609812	18.142508	3.02%	133,955
2013	15.415135	17.609812	14.24%	128,579
2012	14.202895	15.415135	8.54%	77,597
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	20.232410	21.499737	6.26%	37,247
2015	20.807751	20.232410	-2.77%	28,854
2014	20.239948	20.807751	2.81%	1,871
2013	16.884961	20.239948	19.87%	1,910
2012	15.153935	16.884961	11.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	15.405440	15.951111	3.54%	133,787
2015	15.732684	15.405440	-2.08%	89,508
2014	15.335156	15.732684	2.59%	81,532
2013	14.169038	15.335156	8.23%	56,375
2012	13.389767	14.169038	5.82%	16,826
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	22.069127	22.336623	1.21%	35,341
2015	21.494441	22.069127	2.67%	106,690
2014	20.213544	21.494441	6.34%	8,571
2013	15.142011	20.213544	33.49%	1,751
2012	13.054694	15.142011	15.99%	1,358
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.488222	10.088684	6.33%	638,876
2015	9.909500	9.488222	-4.25%	428,757
2014*	10.000000	9.909500	-0.91%	73,838
30

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.911859	10.684523	7.80%	75,171
2015	10.105028	9.911859	-1.91%	324,282
2014*	10.000000	10.105028	1.05%	23,716
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	30.375072	35.791133	17.83%	32,711
2015	31.817149	30.375072	-4.53%	25,490
2014	29.686482	31.817149	7.18%	23,678
2013	22.779330	29.686482	30.32%	2,637
2012	19.797870	22.779330	15.06%	53
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	13.608688	14.483153	6.43%	166,709
2015	14.307050	13.608688	-4.88%	83,359
2014	14.060417	14.307050	1.75%	88,364
2013	14.517954	14.060417	-3.15%	28,490
2012	13.204942	14.517954	9.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	10.026232	9.578487	-4.47%	3,103
2015	10.303543	10.026232	-2.69%	5,226
2014	10.663383	10.303543	-3.37%	5,221
2013	8.991347	10.663383	18.60%	5,293
2012	7.946615	8.991347	13.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	13.401131	13.781050	2.83%	12,390
2015	14.454383	13.401131	-7.29%	10,356
2014	16.338060	14.454383	-11.53%	25,610
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	13.895137	13.881945	-0.09%	7,763
2015	13.755464	13.895137	1.02%	13,308
2014	12.749489	13.755464	7.89%	9,565
2013	9.683662	12.749489	31.66%	8,904
2012	8.512790	9.683662	13.75%	7,585
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	12.350084	14.038742	13.67%	151,849
2015	13.057321	12.350084	-5.42%	29,019
2014	12.091986	13.057321	7.98%	14,503
2013	9.142537	12.091986	32.26%	8,285
2012	7.937921	9.142537	15.18%	8,323
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	13.452434	13.975373	3.89%	7,175
2015	13.781662	13.452434	-2.39%	37,639
2014	13.565524	13.781662	1.59%	2,841
2013	9.991851	13.565524	35.77%	3,734
2012	8.898342	9.991851	12.29%	5,642
31

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	15.768607	18.163865	15.19%	16,004
2015	16.577025	15.768607	-4.88%	27,146
2014	14.462419	16.577025	14.62%	66,759
2013	10.882378	14.462419	32.90%	13,899
2012	9.549696	10.882378	13.96%	4,249
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	20.778197	21.993513	5.85%	1,192
2015	21.101359	20.778197	-1.53%	6,501
2014	21.009754	21.101359	0.44%	0
2013	14.900378	21.009754	41.00%	1,130
2012	13.451732	14.900378	10.77%	2,988
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	29.132272	35.846259	23.05%	2,310
2015	31.738219	29.132272	-8.21%	2,462
2014	30.349267	31.738219	4.58%	1,695
2013	22.127653	30.349267	37.16%	4,295
2012	18.778768	22.127653	17.83%	2,103
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	26.880557	32.267099	20.04%	14,018
2015	27.973344	26.880557	-3.91%	14,926
2014	28.400971	27.973344	-1.51%	12,892
2013	20.629507	28.400971	37.67%	7,477
2012	18.278961	20.629507	12.86%	1,120
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	20.428485	22.243686	8.89%	1,530
2015	20.718925	20.428485	-1.40%	1,524
2014	18.917203	20.718925	9.52%	0
2013	14.766366	18.917203	28.11%	0
2012	13.242415	14.766366	11.51%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	12.447076	13.067760	4.99%	18,402
2015	13.470072	12.447076	-7.59%	29,094
2014	10.692960	13.470072	25.97%	35,831
2013	10.629742	10.692960	0.59%	14,276
2012	9.389638	10.629742	13.21%	1,974
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.746506	13.908851	9.12%	404,291
2015	12.891727	12.746506	-1.13%	238,884
2014	11.639404	12.891727	10.76%	134,727
2013*	10.000000	11.639404	16.39%	9,303
32

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.784401	9.823183	0.40%	44,977
2015	10.023374	9.784401	-2.38%	28,937
2014	10.182854	10.023374	-1.57%	15,728
2013	10.385034	10.182854	-1.95%	35,443
2012	10.242058	10.385034	1.40%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	11.932008	14.127509	18.40%	11,409
2015	12.807001	11.932008	-6.83%	6,948
2014	12.505847	12.807001	2.41%	2,105
2013*	10.000000	12.505847	25.06%	2,667
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	13.400887	13.273279	-0.95%	32,041
2015	14.237119	13.400887	-5.87%	25,167
2014	15.824380	14.237119	-10.03%	8,336
2013	13.452307	15.824380	17.63%	5,985
2012	11.487094	13.452307	17.11%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2016	10.011911	10.377555	3.65%	1,972
2015	10.733401	10.011911	-6.72%	1,972
2014	10.670968	10.733401	0.59%	2,755
2013	10.137401	10.670968	5.26%	784
2012*	10.000000	10.137401	1.37%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2016	10.189360	10.495241	3.00%	51
2015	11.479272	10.189360	-11.24%	51
2014	11.616846	11.479272	-1.18%	22
2013	10.256048	11.616846	13.27%	0
2012*	10.000000	10.256048	2.56%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2016	10.340786	10.721443	3.68%	100
2015	11.312030	10.340786	-8.59%	101
2014	11.267291	11.312030	0.40%	45
2013	10.273684	11.267291	9.67%	0
2012*	10.000000	10.273684	2.74%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	28.366295	27.742686	-2.20%	15,472
2015	27.934174	28.366295	1.55%	12,470
2014	27.944310	27.934174	-0.04%	8,596
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.077206	8.650185	-4.70%	48,267
2015	8.988043	9.077206	0.99%	40,179
2014*	10.000000	8.988043	-10.12%	12,813
33

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	22.215804	24.220371	9.02%	13,890
2015	21.997339	22.215804	0.99%	7,796
2014	20.342014	21.997339	8.14%	8,121
2013	15.800170	20.342014	28.75%	2,964
2012	13.833864	15.800170	14.21%	92
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	30.668976	35.351144	15.27%	25,785
2015	33.342792	30.668976	-8.02%	25,852
2014	30.487417	33.342792	9.37%	25,706
2013	22.133651	30.487417	37.74%	5,487
2012	19.204473	22.133651	15.25%	791
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	9.071907	10.033269	10.60%	60,713
2015	10.198911	9.071907	-11.05%	56,162
2014	10.365238	10.198911	-1.60%	60,044
2013	10.570625	10.365238	-1.94%	57,675
2012*	10.000000	10.570625	5.71%	3,411
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	8.652039	9.594984	10.90%	1,982
2015	9.047108	8.652039	-4.37%	684
2014	9.108516	9.047108	-0.67%	3,472
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.368032	10.450942	0.80%	63,286
2015	11.403258	10.368032	-9.08%	16,482
2014	11.606988	11.403258	-1.76%	16,303
2013	12.682788	11.606988	-8.48%	15,675
2012	12.305093	12.682788	3.07%	1,042
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	10.888496	10.805073	-0.77%	94,442
2015	11.093216	10.888496	-1.85%	91,534
2014	11.241278	11.093216	-1.32%	72,367
2013	11.503255	11.241278	-2.28%	72,552
2012	11.106030	11.503255	3.58%	23,589
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.063287	0.63%	723
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.269921	10.319874	0.49%	220,541
2015	10.449787	10.269921	-1.72%	219,687
2014	10.241673	10.449787	2.03%	188,002
2013	10.675195	10.241673	-4.06%	123,283
2012	9.953562	10.675195	7.25%	34,173
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	16.530564	15.795322	-4.45%	0
34

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	30.386149	26.575298	-12.54%	98,518
2015	27.582450	30.386149	10.16%	114,205
2014	21.459021	27.582450	28.54%	104,822
2013	14.555434	21.459021	47.43%	24,569
2012	11.344069	14.555434	28.31%	4,544
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.321370	7.475540	40.48%	15,217
2015	8.185408	5.321370	-34.99%	26,077
2014	10.361592	8.185408	-21.00%	12,627
2013	9.591019	10.361592	8.03%	13,999
2012*	10.000000	9.591019	-4.09%	3,665
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	21.024512	22.190095	5.54%	25,943
2015	22.101703	21.024512	-4.87%	29,553
2014	22.996187	22.101703	-3.89%	14,586
2013	15.627386	22.996187	47.15%	9,072
2012	14.791041	15.627386	5.65%	0
35

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	10.868857	10.988218	1.10%	0
2015	11.259746	10.868857	-3.47%	0
2014	11.048251	11.259746	1.91%	0
2013	10.092402	11.048251	9.47%	0
2012*	10.000000	10.092402	0.92%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	29.409928	35.896278	22.05%	8,179
2015	31.887307	29.409928	-7.77%	5,401
2014	29.927338	31.887307	6.55%	2,857
2013	22.232804	29.927338	34.61%	7,692
2012	19.189871	22.232804	15.86%	5,631
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	11.926397	12.176507	2.10%	4,837
2015	12.503325	11.926397	-4.61%	7,971
2014	12.376204	12.503325	1.03%	8,171
2013	13.827122	12.376204	-10.49%	7,141
2012	13.166455	13.827122	5.02%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	20.890693	25.074214	20.03%	19,505
2015	21.703488	20.890693	-3.74%	16,721
2014	19.091446	21.703488	13.68%	23,281
2013	15.027459	19.091446	27.04%	1,103
2012	13.220882	15.027459	13.66%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2016	11.603541	12.174508	4.92%	99,379
2015	11.993088	11.603541	-3.25%	176,514
2014	11.916280	11.993088	0.64%	183,668
2013	10.104760	11.916280	17.93%	123,026
2012*	10.000000	10.104760	1.05%	182
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.707758	11.019587	13.51%	23,603
2015*	10.000000	9.707758	-2.92%	17,080
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	14.099198	14.314572	1.53%	13,400
2015	14.562187	14.099198	-3.18%	19,029
2014	14.607535	14.562187	-0.31%	6,560
2013	13.054196	14.607535	11.90%	1,669
2012	12.138691	13.054196	7.54%	1,287
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.164027	10.111918	10.34%	1,714
2015*	10.000000	9.164027	-8.36%	492
36

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.735632	9.756182	0.21%	23,173
2015*	10.000000	9.735632	-2.64%	15,497
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.490393	14.731890	28.21%	52,788
2015	12.560631	11.490393	-8.52%	52,209
2014	12.159997	12.560631	3.29%	26,776
2013*	10.000000	12.159997	21.60%	3,741
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.318625	11.626476	12.67%	40,025
2015	10.823098	10.318625	-4.66%	37,738
2014*	10.000000	10.823098	8.23%	28,816
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	30.069101	36.975780	22.97%	937
2015	31.478881	30.069101	-4.48%	147
2014	30.618868	31.478881	2.81%	147
2013	22.248661	30.618868	37.62%	5,446
2012	19.656053	22.248661	13.19%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	22.499952	24.524121	9.00%	887
2015	22.808024	22.499952	-1.35%	889
2014	20.619086	22.808024	10.62%	961
2013	16.007451	20.619086	28.81%	1,024
2012	14.174868	16.007451	12.93%	995
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	19.587114	20.619824	5.27%	403
2015	20.586423	19.587114	-4.85%	426
2014	19.521593	20.586423	5.45%	4,565
2013	16.520104	19.521593	18.17%	376
2012	15.337686	16.520104	7.71%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.533872	10.158862	6.56%	1,468
2015	9.846030	9.533872	-3.17%	0
2014	10.010236	9.846030	-1.64%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	13.769924	14.172206	2.92%	37,083
2015	14.154772	13.769924	-2.72%	30,864
2014	13.888325	14.154772	1.92%	24,659
2013	12.545176	13.888325	10.71%	20,931
2012	11.496399	12.545176	9.12%	17,583
37

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	14.287368	14.784772	3.48%	2,645
2015	14.676154	14.287368	-2.65%	0
2014	14.347007	14.676154	2.29%	0
2013	12.686185	14.347007	13.09%	0
2012	11.472664	12.686185	10.58%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	14.898763	15.500691	4.04%	0
2015	15.315059	14.898763	-2.72%	1,279
2014	14.950435	15.315059	2.44%	0
2013	12.591050	14.950435	18.74%	0
2012	11.177926	12.591050	12.64%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.372275	3.72%	30,308
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	12.368603	16.150505	30.58%	19,499
2015	15.958734	12.368603	-22.50%	13,469
2014	18.706175	15.958734	-14.69%	6,344
2013	15.406781	18.706175	21.42%	2,415
2012	15.042052	15.406781	2.42%	8,424
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	19.866582	22.871799	15.13%	8,931
2015	21.212633	19.866582	-6.35%	10,216
2014	19.994366	21.212633	6.09%	9,365
2013	15.993367	19.994366	25.02%	2,724
2012	13.971141	15.993367	14.47%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.194204	11.94%	25,403
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	23.859236	23.464077	-1.66%	10,431
2015	22.820347	23.859236	4.55%	20,983
2014	21.018865	22.820347	8.57%	14,791
2013	15.802459	21.018865	33.01%	4,100
2012	14.124403	15.802459	11.88%	10,678
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	12.538269	12.812315	2.19%	44,732
2015	12.930203	12.538269	-3.03%	9,362
2014	12.517818	12.930203	3.29%	3,088
2013	13.069669	12.517818	-4.22%	1,873
2012	12.655223	13.069669	3.27%	416
38

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	32.679385	35.773363	9.47%	9,177
2015	33.967851	32.679385	-3.79%	9,248
2014	32.756258	33.967851	3.70%	9,081
2013	24.650595	32.756258	32.88%	2,673
2012	22.002291	24.650595	12.04%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	20.452099	18.949496	-7.35%	10,435
2015	20.244873	20.452099	1.02%	11,039
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	10.926500	12.095368	10.70%	3,994
2015	11.912505	10.926500	-8.28%	4,824
2014	11.843193	11.912505	0.59%	783
2013	9.783808	11.843193	21.05%	13,503
2012	8.674370	9.783808	12.79%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	12.889373	14.374513	11.52%	4,421
2015	14.179668	12.889373	-9.10%	11,646
2014	13.858930	14.179668	2.31%	4,759
2013	12.436769	13.858930	11.44%	6,184
2012	11.288871	12.436769	10.17%	65
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	27.016132	34.400270	27.33%	0
2015	29.827358	27.016132	-9.42%	0
2014	30.325331	29.827358	-1.64%	0
2013	22.759468	30.325331	33.24%	0
2012	19.657896	22.759468	15.78%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.035805	9.097251	0.68%	285
2015	9.654738	9.035805	-6.41%	286
2014	9.694231	9.654738	-0.41%	264
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.567417	10.783895	2.05%	0
2015	11.472558	10.567417	-7.89%	0
2014	11.285380	11.472558	1.66%	0
2013	10.160719	11.285380	11.07%	0
2012*	10.000000	10.160719	1.61%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	10.040685	9.772884	-2.67%	0
2015	10.080179	10.040685	-0.39%	0
2014	9.848043	10.080179	2.36%	8,089
2013*	10.000000	9.848043	-1.52%	0
39

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	11.860196	13.126850	10.68%	0
2015	12.669368	11.860196	-6.39%	0
2014	12.435865	12.669368	1.88%	0
2013	9.898072	12.435865	25.64%	0
2012*	10.000000	9.898072	-1.02%	0
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	13.470536	12.836602	-4.71%	21,929
2015	15.027973	13.470536	-10.36%	23,279
2014	16.220172	15.027973	-7.35%	21,752
2013	13.253920	16.220172	22.38%	0
2012	11.372019	13.253920	16.55%	10,219
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.586296	12.030071	13.64%	25,029
2015	11.577594	10.586296	-8.56%	9,594
2014	11.616749	11.577594	-0.34%	10,170
2013	10.749390	11.616749	8.07%	8,519
2012*	10.000000	10.749390	7.49%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.362025	12.830212	3.79%	12,985
2015	13.415603	12.362025	-7.85%	15,330
2014	12.716657	13.415603	5.50%	14,237
2013	10.006763	12.716657	27.08%	0
2012*	10.000000	10.006763	0.07%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.726339	9.724293	-0.02%	7,438
2015*	10.000000	9.726339	-2.74%	74
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	29.780955	29.693328	-0.29%	2,386
2015	27.203452	29.780955	9.47%	2,369
2014	25.643905	27.203452	6.08%	2,400
2013	20.033088	25.643905	28.01%	0
2012	16.538740	20.033088	21.13%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.345600	15.974426	11.35%	2,104
2015	14.017124	14.345600	2.34%	687
2014	13.107199	14.017124	6.94%	199
2013	9.898641	13.107199	32.41%	0
2012*	10.000000	9.898641	-1.01%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	24.164065	22.048542	-8.75%	343
2015	27.093428	24.164065	-10.81%	321
2014	31.517293	27.093428	-14.04%	7,041
2013	28.198864	31.517293	11.77%	173
2012	25.476788	28.198864	10.68%	0
40

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.133274	8.426621	18.13%	10,731
2015	9.123773	7.133274	-21.82%	0
2014	9.782726	9.123773	-6.74%	16,196
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.914080	-0.86%	6,472
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	12.156168	12.935593	6.41%	4,016
2015	12.702220	12.156168	-4.30%	4,020
2014	14.040316	12.702220	-9.53%	4,026
2013	10.165760	14.040316	38.11%	421
2012*	10.000000	10.165760	1.66%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	24.735666	27.525826	11.28%	14,903
2015	25.530576	24.735666	-3.11%	7,820
2014	23.688108	25.530576	7.78%	5,749
2013	17.862377	23.688108	32.61%	323
2012	15.761758	17.862377	13.33%	268
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	14.939858	15.173415	1.56%	28,695
2015	14.367827	14.939858	3.98%	34,272
2014	14.526499	14.367827	-1.09%	9,252
2013	11.637191	14.526499	24.83%	8,985
2012	10.264305	11.637191	13.38%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.175556	9.193038	12.45%	0
2015*	10.000000	8.175556	-18.24%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	14.698087	15.957528	8.57%	0
2015	16.189086	14.698087	-9.21%	0
2014	16.902209	16.189086	-4.22%	0
2013	13.100487	16.902209	29.02%	0
2012	10.924093	13.100487	19.92%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	20.012495	23.529748	17.58%	11,486
2015	21.413917	20.012495	-6.54%	4,156
2014	19.385574	21.413917	10.46%	57
2013	15.053604	19.385574	28.78%	57
2012	13.450060	15.053604	11.92%	58
41

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	13.392959	14.278020	6.61%	154,723
2015	13.560787	13.392959	-1.24%	119,083
2014	13.206766	13.560787	2.68%	103,360
2013	10.953289	13.206766	20.57%	25,352
2012	9.679028	10.953289	13.17%	19,131
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	10.618800	10.661096	0.40%	198,124
2015	10.882810	10.618800	-2.43%	150,371
2014	10.599899	10.882810	2.67%	127,045
2013	11.124682	10.599899	-4.72%	31,199
2012	10.837297	11.124682	2.65%	19,264
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	14.945249	14.644726	-2.01%	7,953
2015	14.342990	14.945249	4.20%	7,521
2014	14.401302	14.342990	-0.40%	5,388
2013	11.446637	14.401302	25.81%	1,607
2012	9.587174	11.446637	19.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	14.276144	15.228524	6.67%	37,845
2015	13.715751	14.276144	4.09%	20,684
2014	12.977426	13.715751	5.69%	15,710
2013	10.237758	12.977426	26.76%	1,427
2012	8.916863	10.237758	14.81%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	12.424579	13.499339	8.65%	208,496
2015	12.567526	12.424579	-1.14%	200,903
2014	11.657913	12.567526	7.80%	149,055
2013	8.964552	11.657913	30.04%	31,590
2012	7.830551	8.964552	14.48%	24,149
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	20.958174	24.100666	14.99%	4,699
2015	22.923327	20.958174	-8.57%	3,348
2014	21.518216	22.923327	6.53%	2,824
2013	16.261624	21.518216	32.33%	2,312
2012	14.071359	16.261624	15.57%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.239107	9.305215	0.72%	23,036
2015*	10.000000	9.239107	-7.61%	17,253
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	10.766406	11.729324	8.94%	420
2015	11.367732	10.766406	-5.29%	420
42

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	10.604477	11.281344	6.38%	0
2015	11.037483	10.604477	-3.92%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	17.662678	19.720750	11.65%	12,211
2015	18.543558	17.662678	-4.75%	2,691
2014	18.489154	18.543558	0.29%	2,725
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	11.964625	13.287037	11.05%	1,753
2015	12.381471	11.964625	-3.37%	1,303
2014	11.880708	12.381471	4.21%	1,310
2013	8.463422	11.880708	40.38%	1,395
2012	7.407212	8.463422	14.26%	171
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	13.877142	14.944742	7.69%	1,885
2015	14.248936	13.877142	-2.61%	674
2014	13.183866	14.248936	8.08%	791
2013	9.729364	13.183866	35.51%	21,555
2012	8.931994	9.729364	8.93%	792
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	11.608388	12.303293	5.99%	29,068
2015	12.081451	11.608388	-3.92%	19,581
2014	11.821642	12.081451	2.20%	13,828
2013	9.335710	11.821642	26.63%	0
2012	8.218610	9.335710	13.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	11.552426	11.989137	3.78%	81,597
2015	11.938789	11.552426	-3.24%	59,096
2014	11.704365	11.938789	2.00%	56,145
2013	10.437720	11.704365	12.14%	38,992
2012	9.610103	10.437720	8.61%	31,209
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	11.741049	12.324247	4.97%	2,395
2015	12.166858	11.741049	-3.50%	526
2014	11.882387	12.166858	2.39%	145
2013	10.020638	11.882387	18.58%	145
2012	9.016475	10.020638	11.14%	146
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	10.927071	11.180337	2.32%	88,647
2015	11.255488	10.927071	-2.92%	41,406
2014	11.137086	11.255488	1.06%	57,694
2013	10.852280	11.137086	2.62%	21,412
2012	10.322914	10.852280	5.13%	10,988
43

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	10.072220	10.398637	3.24%	99,743
2015	10.760901	10.072220	-6.40%	109,732
2014	10.759793	10.760901	0.01%	63,645
2013*	10.000000	10.759793	7.60%	46,423
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	10.015387	10.404204	3.88%	145,453
2015	10.765736	10.015387	-6.97%	178,918
2014	10.897481	10.765736	-1.21%	41,233
2013*	10.000000	10.897481	8.97%	39,898
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	11.674066	12.187416	4.40%	51,339
2015	12.065292	11.674066	-3.24%	39,393
2014	11.797543	12.065292	2.27%	42,293
2013	10.239715	11.797543	15.21%	38,061
2012	9.317957	10.239715	9.89%	2,125
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	11.656278	12.265995	5.23%	12,743
2015	12.100970	11.656278	-3.67%	12,262
2014	11.833381	12.100970	2.26%	2,683
2013	9.735914	11.833381	21.54%	2,212
2012	8.688170	9.735914	12.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	11.386952	11.805115	3.67%	27,212
2015	11.768468	11.386952	-3.24%	22,779
2014	11.561245	11.768468	1.79%	20,331
2013	10.626957	11.561245	8.79%	20,932
2012	9.874778	10.626957	7.62%	18,065
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	11.250161	11.554078	2.70%	11,154
2015	11.605431	11.250161	-3.06%	20,893
2014	11.336079	11.605431	2.38%	1,732
2013	11.843194	11.336079	-4.28%	4
2012	11.267148	11.843194	5.11%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	12.235946	12.366717	1.07%	15,188
2015	12.576244	12.235946	-2.71%	14,366
2014	12.260619	12.576244	2.57%	13,930
2013	12.798656	12.260619	-4.20%	0
2012	12.217619	12.798656	4.76%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	22.887585	24.059605	5.12%	0
2015	27.938018	22.887585	-18.08%	0
2014	30.303154	27.938018	-7.80%	6,899
44

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	11.612923	11.442373	-1.47%	606
2015	11.887106	11.612923	-2.31%	4,397
2014	11.623414	11.887106	2.27%	1,266
2013	12.387283	11.623414	-6.17%	658
2012	12.290923	12.387283	0.78%	69
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	8.732526	8.541581	-2.19%	55,369
2015	8.928965	8.732526	-2.20%	21,845
2014	9.129818	8.928965	-2.20%	7,690
2013	9.335189	9.129818	-2.20%	72,299
2012	9.545762	9.335189	-2.21%	22,555
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	7.958021	7.832740	-1.57%	7,161
2015	8.407890	7.958021	-5.35%	6,853
2014	8.659376	8.407890	-2.90%	5,483
2013	7.531388	8.659376	14.98%	856
2012	6.683524	7.531388	12.69%	856
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	8.767220	8.619715	-1.68%	6,180
2015	9.090759	8.767220	-3.56%	378
2014	9.908397	9.090759	-8.25%	357
2013	8.372107	9.908397	18.35%	0
2012	7.241943	8.372107	15.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	21.606498	23.133284	7.07%	231
2015	22.315306	21.606498	-3.18%	230
2014	21.733789	22.315306	2.68%	3,771
2013	17.463989	21.733789	24.45%	0
2012	15.407437	17.463989	13.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	14.401864	14.973679	3.97%	59,716
2015	14.751467	14.401864	-2.37%	49,156
2014	14.422004	14.751467	2.28%	33,744
2013	13.001097	14.422004	10.93%	22,149
2012	12.153512	13.001097	6.97%	13,698
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	16.392681	17.273901	5.38%	4,611
2015	16.851083	16.392681	-2.72%	12,382
2014	16.376602	16.851083	2.90%	844
2013	14.013091	16.376602	16.87%	754
2012	12.765295	14.013091	9.77%	0
45

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	12.693762	12.944610	1.98%	21,452
2015	12.945045	12.693762	-1.94%	22,192
2014	12.740586	12.945045	1.60%	53,219
2013	12.426751	12.740586	2.53%	51,447
2012	12.081680	12.426751	2.86%	4,486
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	10.046766	10.387209	3.39%	28,004
2015	10.616906	10.046766	-5.37%	27,905
2014	10.595536	10.616906	0.20%	1,468
2013*	10.000000	10.595536	5.96%	810
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.984545	10.444286	4.60%	41,813
2015	10.629578	9.984545	-6.07%	37,732
2014	10.683488	10.629578	-0.50%	75,478
2013*	10.000000	10.683488	6.83%	71,336
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	17.365008	18.197202	4.79%	16,271
2015	17.815286	17.365008	-2.53%	16,386
2014	17.318724	17.815286	2.87%	16,372
2013	15.183567	17.318724	14.06%	16,359
2012	14.011054	15.183567	8.37%	262
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	19.837104	21.047488	6.10%	0
2015	20.432495	19.837104	-2.91%	0
2014	19.905411	20.432495	2.65%	0
2013	16.631340	19.905411	19.69%	0
2012	14.949262	16.631340	11.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	15.104456	15.615578	3.38%	52,431
2015	15.448958	15.104456	-2.23%	33,192
2014	15.081694	15.448958	2.44%	21,038
2013	13.956215	15.081694	8.06%	17,493
2012	13.208920	13.956215	5.66%	9,489
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	21.844833	22.075842	1.06%	10,915
2015	21.308616	21.844833	2.52%	6,568
2014	20.069524	21.308616	6.17%	276
2013	15.057173	20.069524	33.29%	405
2012	13.001498	15.057173	15.81%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.466939	10.050684	6.17%	181,821
2015	9.902433	9.466939	-4.40%	109,264
2014*	10.000000	9.902433	-0.98%	0
46

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.889606	10.644267	7.63%	10,498
2015	10.097809	9.889606	-2.06%	18,592
2014*	10.000000	10.097809	0.98%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	29.781555	35.038227	17.65%	4,517
2015	31.243306	29.781555	-4.68%	4,191
2014	29.195791	31.243306	7.01%	133
2013	22.437147	29.195791	30.12%	0
2012	19.530446	22.437147	14.88%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	13.342799	14.178489	6.26%	3,802
2015	14.049031	13.342799	-5.03%	4,330
2014	13.828018	14.049031	1.60%	2,221
2013	14.299888	13.828018	-3.30%	1,712
2012	13.026591	14.299888	9.77%	59
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	9.909075	9.452097	-4.61%	271
2015	10.198779	9.909075	-2.84%	275
2014	10.571160	10.198779	-3.52%	268
2013	8.927250	10.571160	18.41%	0
2012	7.902091	8.927250	12.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	13.143383	13.495354	2.68%	995
2015	14.198122	13.143383	-7.43%	979
2014	16.073054	14.198122	-11.67%	1,595
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	13.732808	13.698808	-0.25%	171
2015	13.615611	13.732808	0.86%	12
2014	12.639216	13.615611	7.73%	0
2013	9.614618	12.639216	31.46%	0
2012	8.465103	9.614618	13.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	12.205760	13.853496	13.50%	13,058
2015	12.924536	12.205760	-5.56%	3,449
2014	11.987376	12.924536	7.82%	0
2013	9.077336	11.987376	32.06%	4
2012	7.893419	9.077336	15.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	13.295271	13.791009	3.73%	2,778
2015	13.641543	13.295271	-2.54%	3,257
2014	13.448209	13.641543	1.44%	201
2013	9.920609	13.448209	35.56%	201
2012	8.848477	9.920609	12.12%	0
47

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	15.584364	17.924226	15.01%	2,794
2015	16.408460	15.584364	-5.02%	2,956
2014	14.337307	16.408460	14.45%	7,393
2013	10.804765	14.337307	32.69%	3,435
2012	9.496154	10.804765	13.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	20.372175	21.530813	5.69%	623
2015	20.720754	20.372175	-1.68%	624
2014	20.662449	20.720754	0.28%	0
2013	14.676513	20.662449	40.79%	0
2012	13.269999	14.676513	10.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	28.563064	35.092208	22.86%	1,122
2015	31.165846	28.563064	-8.35%	1,328
2014	29.847658	31.165846	4.42%	1,083
2013	21.795270	29.847658	36.95%	825
2012	18.525111	21.795270	17.65%	399
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	26.355306	31.588308	19.86%	302
2015	27.468815	26.355306	-4.05%	500
2014	27.931512	27.468815	-1.66%	302
2013	20.319595	27.931512	37.46%	3,277
2012	18.032036	20.319595	12.69%	303
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	20.029362	21.775801	8.72%	8,642
2015	20.345283	20.029362	-1.55%	4,396
2014	18.604547	20.345283	9.36%	1,925
2013	14.544570	18.604547	27.91%	1,681
2012	13.063558	14.544570	11.34%	1,236
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	12.301583	12.895310	4.83%	21,671
2015	13.333044	12.301583	-7.74%	23,148
2014	10.600397	13.333044	25.78%	15,252
2013	10.553881	10.600397	0.44%	4,925
2012	9.336965	10.553881	13.03%	350
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.694507	13.830972	8.95%	57,114
2015	12.858823	12.694507	-1.28%	49,277
2014	11.627490	12.858823	10.59%	12,405
2013*	10.000000	11.627490	16.27%	1,159
48

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.670095	9.693589	0.24%	9,826
2015	9.921478	9.670095	-2.53%	1,986
2014	10.094804	9.921478	-1.72%	3,013
2013	10.311022	10.094804	-2.10%	1,955
2012	10.184712	10.311022	1.24%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	11.883315	14.048382	18.22%	16,849
2015	12.774308	11.883315	-6.97%	7,480
2014	12.493067	12.774308	2.25%	0
2013*	10.000000	12.493067	24.93%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	13.264625	13.118240	-1.10%	7,457
2015	14.113984	13.264625	-6.02%	4,571
2014	15.711594	14.113984	-10.17%	4,066
2013	13.376906	15.711594	17.45%	878
2012	11.440266	13.376906	16.93%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2016	9.963497	10.311603	3.49%	177
2015	10.697895	9.963497	-6.86%	4,381
2014	10.651988	10.697895	0.43%	4,441
2013	10.134893	10.651988	5.10%	4,355
2012*	10.000000	10.134893	1.35%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2016	10.140120	10.428570	2.84%	0
2015	11.441331	10.140120	-11.37%	0
2014	11.596212	11.441331	-1.34%	0
2013	10.253519	11.596212	13.09%	0
2012*	10.000000	10.253519	2.54%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2016	10.290820	10.653347	3.52%	0
2015	11.274643	10.290820	-8.73%	0
2014	11.247267	11.274643	0.24%	0
2013	10.271155	11.247267	9.50%	0
2012*	10.000000	10.271155	2.71%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	27.812084	27.159120	-2.35%	12,217
2015	27.430424	27.812084	1.39%	11,901
2014	27.482467	27.430424	-0.19%	10,069
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.054037	8.614919	-4.85%	9,852
2015	8.978848	9.054037	0.84%	6,848
2014*	10.000000	8.978848	-10.21%	1,285
49

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	21.781778	23.710936	8.86%	8,310
2015	21.600670	21.781778	0.84%	5,877
2014	20.005831	21.600670	7.97%	3,061
2013	15.562853	20.005831	28.55%	2,104
2012	13.647025	15.562853	14.04%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	30.069747	34.607526	15.09%	2,952
2015	32.741484	30.069747	-8.16%	1,413
2014	29.983512	32.741484	9.20%	3,873
2013	21.801155	29.983512	37.53%	346
2012	18.945064	21.801155	15.08%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	9.021064	9.961806	10.43%	213
2015	10.157318	9.021064	-11.19%	214
2014	10.338797	10.157318	-1.76%	214
2013	10.559837	10.338797	-2.09%	1,490
2012*	10.000000	10.559837	5.60%	115
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	8.616697	9.541197	10.73%	0
2015	9.023964	8.616697	-4.51%	0
2014	9.099154	9.023964	-0.83%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.262603	10.328862	0.65%	2,223
2015	11.304614	10.262603	-9.22%	2,555
2014	11.524223	11.304614	-1.91%	2,555
2013	12.611677	11.524223	-8.62%	2,080
2012	12.254916	12.611677	2.91%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	10.777766	10.678860	-0.92%	49,208
2015	10.997248	10.777766	-2.00%	46,987
2014	11.161119	10.997248	-1.47%	29,244
2013	11.438755	11.161119	-2.43%	4,133
2012	11.060744	11.438755	3.42%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.052970	0.53%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.196770	10.230704	0.33%	37,381
2015	10.391266	10.196770	-1.87%	31,500
2014	10.199928	10.391266	1.88%	24,609
2013	10.647977	10.199928	-4.21%	9,523
2012	9.943457	10.647977	7.09%	633
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	16.212670	15.467894	-4.59%	956
50

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	30.123660	26.305472	-12.68%	18,209
2015	27.386120	30.123660	10.00%	10,586
2014	21.338927	27.386120	28.34%	21,822
2013	14.496145	21.338927	47.20%	10,241
2012	11.315229	14.496145	28.11%	6,554
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.291504	7.422236	40.27%	5,662
2015	8.151993	5.291504	-35.09%	7,821
2014	10.335155	8.151993	-21.12%	1,074
2013	9.581217	10.335155	7.87%	0
2012*	10.000000	9.581217	-4.19%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	20.668980	21.781555	5.38%	1,266
2015	21.761296	20.668980	-5.02%	1,263
2014	22.676759	21.761296	-4.04%	4,739
2013	15.433916	22.676759	46.93%	0
2012	14.630387	15.433916	5.49%	0
51

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	10.828171	10.935929	1.00%	32,711
2015	11.229083	10.828171	-3.57%	32,836
2014	11.029439	11.229083	1.81%	31,206
2013	10.085525	11.029439	9.36%	19,670
2012*	10.000000	10.085525	0.86%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	29.025074	35.390435	21.93%	11,448
2015	31.502257	29.025074	-7.86%	6,418
2014	29.596212	31.502257	6.44%	8,095
2013	22.009292	29.596212	34.47%	9,670
2012	19.016442	22.009292	15.74%	825
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	11.768846	12.003394	1.99%	58,634
2015	12.350787	11.768846	-4.71%	53,436
2014	12.237727	12.350787	0.92%	53,842
2013	13.686406	12.237727	-10.58%	48,570
2012	13.045835	13.686406	4.91%	3,678
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	20.663964	24.776810	19.90%	33,691
2015	21.489920	20.663964	-3.84%	24,660
2014	18.922925	21.489920	13.57%	28,578
2013	14.910049	18.922925	26.91%	11,709
2012	13.131046	14.910049	13.55%	1,512
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2016	11.566074	12.122827	4.81%	263,999
2015	11.966596	11.566074	-3.35%	310,392
2014	11.902125	11.966596	0.54%	313,663
2013	10.103095	11.902125	17.81%	248,324
2012*	10.000000	10.103095	1.03%	7,240
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.701121	11.000828	13.40%	3,146
2015*	10.000000	9.701121	-2.99%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	14.003358	14.202778	1.42%	159,940
2015	14.477997	14.003358	-3.28%	185,103
2014	14.537944	14.477997	-0.41%	187,665
2013	13.005302	14.537944	11.78%	162,913
2012	12.105642	13.005302	7.43%	17,839
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.157763	10.094698	10.23%	32,493
2015*	10.000000	9.157763	-8.42%	0
52

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.728982	9.739573	0.11%	10,060
2015*	10.000000	9.728982	-2.71%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.459064	14.676754	28.08%	26,378
2015	12.539212	11.459064	-8.61%	24,935
2014	12.151691	12.539212	3.19%	26,968
2013*	10.000000	12.151691	21.52%	20,193
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.301026	11.594823	12.56%	1,987
2015	10.815705	10.301026	-4.76%	1,986
2014*	10.000000	10.815705	8.16%	2,038
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	29.675580	36.454694	22.84%	2,912
2015	31.098730	29.675580	-4.58%	2,727
2014	30.280069	31.098730	2.70%	3,026
2013	22.024979	30.280069	37.48%	4,438
2012	19.478398	22.024979	13.07%	448
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	22.205564	24.178570	8.89%	16,399
2015	22.532641	22.205564	-1.45%	17,569
2014	20.390977	22.532641	10.50%	18,007
2013	15.846549	20.390977	28.68%	18,673
2012	14.046796	15.846549	12.81%	1,907
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	19.330858	20.329303	5.17%	19,869
2015	20.337892	19.330858	-4.95%	20,185
2014	19.305656	20.337892	5.35%	21,945
2013	16.354082	19.305656	18.05%	16,058
2012	15.199128	16.354082	7.60%	2,541
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.507860	10.120825	6.45%	6,081
2015	9.829217	9.507860	-3.27%	1,292
2014	10.003364	9.829217	-1.74%	1,264
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	13.620487	14.004116	2.82%	22,134
2015	14.015498	13.620487	-2.82%	21,802
2014	13.765746	14.015498	1.81%	21,635
2013	12.447178	13.765746	10.59%	19,394
2012	11.418286	12.447178	9.01%	5,860
53

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	14.132356	14.609450	3.38%	6,422
2015	14.531780	14.132356	-2.75%	6,472
2014	14.220412	14.531780	2.19%	7,618
2013	12.587099	14.220412	12.98%	7,628
2012	11.394733	12.587099	10.46%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	14.737109	15.316875	3.93%	17,399
2015	15.164390	14.737109	-2.82%	35,487
2014	14.818510	15.164390	2.33%	19,489
2013	12.492711	14.818510	18.62%	19,423
2012	11.101991	12.492711	12.53%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.365264	3.65%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	12.234276	15.958809	30.44%	22,160
2015	15.801620	12.234276	-22.58%	18,069
2014	18.541012	15.801620	-14.77%	18,526
2013	15.286370	18.541012	21.29%	14,409
2012	14.939807	15.286370	2.32%	3,025
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	19.606588	22.549468	15.01%	28,401
2015	20.956449	19.606588	-6.44%	30,188
2014	19.773112	20.956449	5.98%	34,831
2013	15.832562	19.773112	24.89%	21,709
2012	13.844855	15.832562	14.36%	5,631
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.186642	11.87%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	23.547038	23.133424	-1.76%	35,860
2015	22.544793	23.547038	4.45%	49,946
2014	20.786323	22.544793	8.46%	49,267
2013	15.643611	20.786323	32.87%	40,661
2012	13.996775	15.643611	11.77%	7,802
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	12.374165	12.631728	2.08%	28,583
2015	12.774041	12.374165	-3.13%	20,564
2014	12.379300	12.774041	3.19%	26,002
2013	12.938291	12.379300	-4.32%	20,978
2012	12.540861	12.938291	3.17%	5,651
54

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	32.251778	35.269269	9.36%	14,182
2015	33.557717	32.251778	-3.89%	14,746
2014	32.393887	33.557717	3.59%	17,898
2013	24.402823	32.393887	32.75%	16,129
2012	21.803479	24.402823	11.92%	3,592
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	20.184447	18.682431	-7.44%	17,534
2015	20.000392	20.184447	0.92%	16,158
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	10.841127	11.988615	10.58%	112,643
2015	11.831535	10.841127	-8.37%	134,549
2014	11.774741	11.831535	0.48%	133,436
2013	9.737205	11.774741	20.93%	139,866
2012	8.641912	9.737205	12.67%	3,442
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	12.762552	14.218570	11.41%	29,300
2015	14.054530	12.762552	-9.19%	27,857
2014	13.750694	14.054530	2.21%	34,236
2013	12.352259	13.750694	11.32%	27,266
2012	11.223660	12.352259	10.06%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	26.662597	33.915516	27.20%	2,107
2015	29.467188	26.662597	-9.52%	2,283
2014	29.989828	29.467188	-1.74%	2,264
2013	22.530691	29.989828	33.11%	2,199
2012	19.480253	22.530691	15.66%	82
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.011170	9.063204	0.58%	38,795
2015	9.638269	9.011170	-6.51%	38,263
2014	9.687601	9.638269	-0.51%	50,618
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.527852	10.732568	1.94%	1,420
2015	11.441315	10.527852	-7.98%	1,527
2014	11.266161	11.441315	1.55%	1,596
2013	10.153788	11.266161	10.96%	1,503
2012*	10.000000	10.153788	1.54%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	10.013304	9.736305	-2.77%	0
2015	10.062981	10.013304	-0.49%	0
2014	9.841309	10.062981	2.25%	804
2013*	10.000000	9.841309	-1.59%	0
55

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	11.815782	13.064374	10.57%	15,874
2015	12.634847	11.815782	-6.48%	20,393
2014	12.414676	12.634847	1.77%	21,183
2013	9.891327	12.414676	25.51%	20,247
2012*	10.000000	9.891327	-1.09%	3,701
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	13.378976	12.736342	-4.80%	49,198
2015	14.941114	13.378976	-10.46%	81,079
2014	16.142931	14.941114	-7.44%	85,972
2013	13.204300	16.142931	22.26%	90,409
2012	11.341055	13.204300	16.43%	6,947
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.546649	11.972810	13.52%	37,068
2015	11.546047	10.546649	-8.66%	41,237
2014	11.596963	11.546047	-0.44%	61,988
2013	10.742066	11.596963	7.96%	67,875
2012*	10.000000	10.742066	7.42%	32,891
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.315745	12.769150	3.68%	56,958
2015	13.379067	12.315745	-7.95%	57,462
2014	12.695006	13.379067	5.39%	55,817
2013	9.999936	12.695006	26.95%	41,956
2012*	10.000000	9.999936	0.00%	2,929
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.719682	9.707725	-0.12%	4,269
2015*	10.000000	9.719682	-2.80%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	29.391194	29.274839	-0.40%	7,938
2015	26.874908	29.391194	9.36%	8,230
2014	25.360125	26.874908	5.97%	11,467
2013	19.831652	25.360125	27.88%	11,585
2012	16.389240	19.831652	21.00%	607
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.291751	15.898251	11.24%	15,406
2015	13.978786	14.291751	2.24%	14,339
2014	13.084716	13.978786	6.83%	9,580
2013	9.891772	13.084716	32.28%	8,507
2012*	10.000000	9.891772	-1.08%	822
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	23.847742	21.737713	-8.85%	1,590
2015	26.766165	23.847742	-10.90%	1,917
2014	31.168507	26.766165	-14.12%	3,755
2013	27.915345	31.168507	11.65%	1,843
2012	25.246530	27.915345	10.57%	417
56

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.113817	8.395071	18.01%	20,240
2015	9.108217	7.113817	-21.90%	2,456
2014	9.776041	9.108217	-6.83%	14,402
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.907375	-0.93%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	12.110638	12.874009	6.30%	17,066
2015	12.667618	12.110638	-4.40%	18,206
2014	14.016405	12.667618	-9.62%	19,232
2013	10.158827	14.016405	37.97%	16,342
2012*	10.000000	10.158827	1.59%	1,110
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	24.412055	27.138015	11.17%	27,766
2015	25.222353	24.412055	-3.21%	24,139
2014	23.426074	25.222353	7.67%	28,853
2013	17.682848	23.426074	32.48%	24,290
2012	15.619350	17.682848	13.21%	1,915
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	14.853587	15.070421	1.46%	73,681
2015	14.299475	14.853587	3.88%	74,540
2014	14.472182	14.299475	-1.19%	73,052
2013	11.605534	14.472182	24.70%	71,889
2012	10.246878	11.605534	13.26%	3,725
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.169955	9.177382	12.33%	0
2015*	10.000000	8.169955	-18.30%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	14.620665	15.857293	8.46%	2,559
2015	16.120299	14.620665	-9.30%	2,496
2014	16.847611	16.120299	-4.32%	3,150
2013	13.071535	16.847611	28.89%	2,898
2012	10.911116	13.071535	19.80%	241
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	19.876500	23.346029	17.46%	21,999
2015	21.290168	19.876500	-6.64%	22,109
2014	19.293268	21.290168	10.35%	27,860
2013	14.997245	19.293268	28.65%	24,399
2012	13.413445	14.997245	11.81%	0
57

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	13.261105	14.123039	6.50%	507,076
2015	13.441022	13.261105	-1.34%	517,699
2014	13.103534	13.441022	2.58%	545,909
2013	10.878792	13.103534	20.45%	432,601
2012	9.623060	10.878792	13.05%	65,198
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	10.514297	10.545408	0.30%	383,462
2015	10.786745	10.514297	-2.53%	392,336
2014	10.517076	10.786745	2.56%	425,460
2013	11.049063	10.517076	-4.81%	329,607
2012	10.774671	11.049063	2.55%	47,988
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	14.798155	14.485800	-2.11%	43,256
2015	14.216354	14.798155	4.09%	44,315
2014	14.288769	14.216354	-0.51%	49,509
2013	11.368798	14.288769	25.68%	41,887
2012	9.531758	11.368798	19.27%	2,645
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	14.135551	15.063180	6.56%	56,632
2015	13.594589	14.135551	3.98%	56,384
2014	12.875954	13.594589	5.58%	69,064
2013	10.168096	12.875954	26.63%	57,333
2012	8.865280	10.168096	14.70%	9,885
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	12.314903	13.366541	8.54%	386,918
2015	12.469336	12.314903	-1.24%	412,792
2014	11.578662	12.469336	7.69%	452,347
2013	8.912717	11.578662	29.91%	372,287
2012	7.793253	8.912717	14.36%	64,151
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	20.683891	23.761015	14.88%	19,803
2015	22.646487	20.683891	-8.67%	17,549
2014	21.280109	22.646487	6.42%	16,953
2013	16.098128	21.280109	32.19%	16,846
2012	13.944169	16.098128	15.45%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.234673	9.291255	0.61%	0
2015*	10.000000	9.234673	-7.65%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	10.737038	11.685412	8.83%	0
2015	11.348347	10.737038	-5.39%	0
58

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	10.575576	11.239134	6.27%	0
2015	11.018675	10.575576	-4.02%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	17.431559	19.442862	11.54%	33,805
2015	18.319658	17.431559	-4.85%	27,973
2014	18.284617	18.319658	0.19%	36,206
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	11.871131	13.169768	10.94%	0
2015	12.297300	11.871131	-3.47%	0
2014	11.812024	12.297300	4.11%	1,124
2013	8.423100	11.812024	40.23%	976
2012	7.379479	8.423100	14.14%	3,701
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	13.768757	14.812903	7.58%	1,655
2015	14.152121	13.768757	-2.71%	1,718
2014	13.107685	14.152121	7.97%	1,778
2013	9.683031	13.107685	35.37%	11,750
2012	8.898556	9.683031	8.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	11.517663	12.194694	5.88%	13,467
2015	11.999294	11.517663	-4.01%	13,982
2014	11.753265	11.999294	2.09%	13,133
2013	9.291209	11.753265	26.50%	13,352
2012	8.187826	9.291209	13.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	11.462165	11.883333	3.67%	181,144
2015	11.857644	11.462165	-3.34%	222,326
2014	11.636713	11.857644	1.90%	258,178
2013	10.388000	11.636713	12.02%	256,671
2012	9.574146	10.388000	8.50%	65,247
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	11.649313	12.215484	4.86%	22,828
2015	12.084148	11.649313	-3.60%	23,199
2014	11.813692	12.084148	2.29%	23,638
2013	9.972903	11.813692	18.46%	23,951
2012	8.982727	9.972903	11.02%	883
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	10.841711	11.081688	2.21%	186,132
2015	11.178998	10.841711	-3.02%	199,191
2014	11.072718	11.178998	0.96%	235,091
2013	10.800604	11.072718	2.52%	219,563
2012	10.284299	10.800604	5.02%	19,500
59

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	10.044769	10.359730	3.14%	85,102
2015	10.742558	10.044769	-6.50%	90,217
2014	10.752440	10.742558	-0.09%	102,150
2013*	10.000000	10.752440	7.52%	93,222
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	9.988070	10.365248	3.78%	520,478
2015	10.747369	9.988070	-7.06%	515,364
2014	10.890029	10.747369	-1.31%	499,752
2013*	10.000000	10.890029	8.90%	434,776
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	11.582838	12.079846	4.29%	236,540
2015	11.983267	11.582838	-3.34%	262,518
2014	11.729330	11.983267	2.16%	232,895
2013	10.190928	11.729330	15.10%	186,880
2012	9.283067	10.190928	9.78%	49,479
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	11.565174	12.157718	5.12%	8,268
2015	12.018682	11.565174	-3.77%	22,136
2014	11.764943	12.018682	2.16%	22,143
2013	9.689509	11.764943	21.42%	11,877
2012	8.655633	9.689509	11.94%	8,396
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	11.297981	11.700927	3.57%	55,767
2015	11.688490	11.297981	-3.34%	62,779
2014	11.494427	11.688490	1.69%	76,008
2013	10.576351	11.494427	8.68%	63,605
2012	9.837830	10.576351	7.51%	22,305
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	11.162271	11.452132	2.60%	9,272
2015	11.526562	11.162271	-3.16%	5,392
2014	11.270571	11.526562	2.27%	5,382
2013	11.786815	11.270571	-4.38%	1,211
2012	11.225019	11.786815	5.00%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	12.140339	12.257573	0.97%	10,474
2015	12.490763	12.140339	-2.81%	11,156
2014	12.189741	12.490763	2.47%	10,971
2013	12.737701	12.189741	-4.30%	7,414
2012	12.171912	12.737701	4.65%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	22.588078	23.720560	5.01%	9,320
2015	27.600690	22.588078	-18.16%	9,942
2014	29.967920	27.600690	-7.90%	14,912
60

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	11.460991	11.281150	-1.57%	10,537
2015	11.743590	11.460991	-2.41%	6,436
2014	11.494837	11.743590	2.16%	6,400
2013	12.262795	11.494837	-6.26%	5,936
2012	12.179887	12.262795	0.68%	1,130
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	8.617901	8.420868	-2.29%	101,135
2015	8.820785	8.617901	-2.30%	134,480
2014	9.028432	8.820785	-2.30%	126,937
2013	9.240975	9.028432	-2.30%	95,273
2012	9.459122	9.240975	-2.31%	22,621
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	7.895826	7.763604	-1.67%	25,227
2015	8.350721	7.895826	-5.45%	24,497
2014	8.609305	8.350721	-3.00%	31,426
2013	7.495499	8.609305	14.86%	28,067
2012	6.658488	7.495499	12.57%	275
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	8.680936	8.526172	-1.78%	14,342
2015	9.010508	8.680936	-3.66%	11,793
2014	9.830994	9.010508	-8.35%	11,428
2013	8.315198	9.830994	18.23%	10,121
2012	7.200089	8.315198	15.49%	1,040
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	21.323753	22.807280	6.96%	793
2015	22.045835	21.323753	-3.28%	793
2014	21.493317	22.045835	2.57%	0
2013	17.288425	21.493317	24.32%	0
2012	15.268197	17.288425	13.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	14.303997	14.856768	3.86%	91,995
2015	14.666217	14.303997	-2.47%	134,406
2014	14.353336	14.666217	2.18%	137,070
2013	12.952442	14.353336	10.82%	106,919
2012	12.120454	12.952442	6.86%	62,255
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	16.281254	17.138988	5.27%	81,616
2015	16.753676	16.281254	-2.82%	93,778
2014	16.298607	16.753676	2.79%	1,393
2013	13.960620	16.298607	16.75%	30,241
2012	12.730542	13.960620	9.66%	0
61

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	12.527670	12.762213	1.87%	29,943
2015	12.788741	12.527670	-2.04%	34,746
2014	12.599630	12.788741	1.50%	53,860
2013	12.301846	12.599630	2.42%	65,075
2012	11.972516	12.301846	2.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	10.019375	10.348341	3.28%	33,257
2015	10.598807	10.019375	-5.47%	26,696
2014	10.588302	10.598807	0.10%	26,884
2013*	10.000000	10.588302	5.88%	26,312
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.957330	10.405190	4.50%	194,674
2015	10.611462	9.957330	-6.16%	188,336
2014	10.676193	10.611462	-0.61%	190,720
2013*	10.000000	10.676193	6.76%	147,029
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	17.137756	17.940753	4.69%	78,313
2015	17.600125	17.137756	-2.63%	73,695
2014	17.127076	17.600125	2.76%	91,706
2013	15.030908	17.127076	13.95%	70,210
2012	13.884408	15.030908	8.26%	5,337
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	19.577522	20.750885	5.99%	11,824
2015	20.185772	19.577522	-3.01%	17,119
2014	19.685183	20.185772	2.54%	17,540
2013	16.464155	19.685183	19.56%	17,815
2012	14.814165	16.464155	11.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	14.906771	15.395496	3.28%	23,749
2015	15.262382	14.906771	-2.33%	13,049
2014	14.914797	15.262382	2.33%	20,973
2013	13.815906	14.914797	7.95%	20,303
2012	13.089553	13.815906	5.55%	11,074
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	21.696358	21.903449	0.95%	26,835
2015	21.185453	21.696358	2.41%	14,607
2014	19.973956	21.185453	6.07%	9,155
2013	15.000801	19.973956	33.15%	8,692
2012	12.966115	15.000801	15.69%	680
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.452743	10.025388	6.06%	23,986
2015	9.897707	9.452743	-4.50%	0
2014*	10.000000	9.897707	-1.02%	0
62

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.874788	10.617481	7.52%	4,433
2015	10.093001	9.874788	-2.16%	27,625
2014*	10.000000	10.093001	0.93%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	29.391794	34.544444	17.53%	6,167
2015	30.865983	29.391794	-4.78%	5,741
2014	28.872720	30.865983	6.90%	5,904
2013	22.211558	28.872720	29.99%	5,198
2012	19.353925	22.211558	14.77%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	13.168214	13.978710	6.15%	59,786
2015	13.879403	13.168214	-5.12%	62,374
2014	13.675061	13.879403	1.49%	61,059
2013	14.156194	13.675061	-3.40%	59,311
2012	12.908919	14.156194	9.66%	2,788
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	9.831632	9.368660	-4.71%	9,496
2015	10.129433	9.831632	-2.94%	15,748
2014	10.510044	10.129433	-3.62%	14,841
2013	8.884716	10.510044	18.29%	11,971
2012	7.872503	8.884716	12.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	12.974106	13.307968	2.57%	5,796
2015	14.029631	12.974106	-7.52%	5,532
2014	15.898567	14.029631	-11.76%	4,992
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	13.625530	13.577939	-0.35%	25,100
2015	13.523072	13.625530	0.76%	27,095
2014	12.566157	13.523072	7.62%	26,454
2013	9.568821	12.566157	31.32%	27,635
2012	8.433406	9.568821	13.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	12.110392	13.731250	13.38%	16,806
2015	12.836678	12.110392	-5.66%	15,515
2014	11.918075	12.836678	7.71%	16,310
2013	9.034083	11.918075	31.92%	14,371
2012	7.863867	9.034083	14.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	13.191374	13.669296	3.62%	19,185
2015	13.548800	13.191374	-2.64%	23,929
2014	13.370464	13.548800	1.33%	11,828
2013	9.873347	13.370464	35.42%	14,661
2012	8.815361	9.873347	12.00%	301
63

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	15.462607	17.766065	14.90%	5,516
2015	16.296941	15.462607	-5.12%	5,143
2014	14.254428	16.296941	14.33%	7,633
2013	10.753292	14.254428	32.56%	5,897
2012	9.460613	10.753292	13.66%	275
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	20.105594	21.227412	5.58%	1,297
2015	20.470546	20.105594	-1.78%	3,600
2014	20.433844	20.470546	0.18%	1,215
2013	14.528970	20.433844	40.64%	1,193
2012	13.150073	14.528970	10.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	28.189252	34.597653	22.73%	1,173
2015	30.789469	28.189252	-8.45%	825
2014	29.517377	30.789469	4.31%	844
2013	21.576135	29.517377	36.81%	3,583
2012	18.357664	21.576135	17.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	26.010401	31.143145	19.73%	1,993
2015	27.137101	26.010401	-4.15%	2,011
2014	27.622459	27.137101	-1.76%	1,983
2013	20.115307	27.622459	37.32%	1,772
2012	17.869057	20.115307	12.57%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	19.767251	21.468930	8.61%	2,187
2015	20.099590	19.767251	-1.65%	2,331
2014	18.398691	20.099590	9.24%	2,342
2013	14.398350	18.398691	27.78%	2,412
2012	12.945487	14.398350	11.22%	192
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	12.205434	12.781484	4.72%	8,052
2015	13.242372	12.205434	-7.83%	9,961
2014	10.539067	13.242372	25.65%	27,835
2013	10.503576	10.539067	0.34%	8,687
2012	9.301977	10.503576	12.92%	2,507
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.659902	13.779199	8.84%	69,519
2015	12.836900	12.659902	-1.38%	57,731
2014	11.619549	12.836900	10.48%	96,669
2013*	10.000000	11.619549	16.20%	54,747
64

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.594573	9.608074	0.14%	96,083
2015	9.854059	9.594573	-2.63%	90,249
2014	10.036467	9.854059	-1.82%	96,038
2013	10.261925	10.036467	-2.20%	82,475
2012	10.146606	10.261925	1.14%	9,224
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	11.850902	13.995779	18.10%	6,291
2015	12.752522	11.850902	-7.07%	5,236
2014	12.484524	12.752522	2.15%	5,417
2013*	10.000000	12.484524	24.85%	5,218
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	13.174454	13.015772	-1.20%	46,627
2015	14.032396	13.174454	-6.11%	50,025
2014	15.636773	14.032396	-10.26%	50,539
2013	13.326827	15.636773	17.33%	43,391
2012	11.409125	13.326827	16.81%	4,056
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2016	9.931343	10.267854	3.39%	0
2015	10.674288	9.931343	-6.96%	0
2014	10.639360	10.674288	0.33%	0
2013	10.133230	10.639360	4.99%	0
2012*	10.000000	10.133230	1.33%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2016	10.107364	10.384287	2.74%	35,425
2015	11.416062	10.107364	-11.46%	35,839
2014	11.582445	11.416062	-1.44%	36,625
2013	10.251832	11.582445	12.98%	20,286
2012*	10.000000	10.251832	2.52%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2016	10.257593	10.608109	3.42%	5,329
2015	11.249753	10.257593	-8.82%	5,485
2014	11.233926	11.249753	0.14%	5,746
2013	10.269462	11.233926	9.39%	5,938
2012*	10.000000	10.269462	2.69%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	27.448158	26.776394	-2.45%	10,485
2015	27.099198	27.448158	1.29%	12,038
2014	27.178412	27.099198	-0.29%	12,635
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.038578	8.591453	-4.95%	10,382
2015	8.972701	9.038578	0.73%	10,015
2014*	10.000000	8.972701	-10.27%	1,996
65

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	21.496713	23.376771	8.75%	19,168
2015	21.339780	21.496713	0.74%	22,917
2014	19.784433	21.339780	7.86%	28,409
2013	15.406366	19.784433	28.42%	27,996
2012	13.523659	15.406366	13.92%	4,451
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	29.676310	34.119901	14.97%	12,009
2015	32.346173	29.676310	-8.25%	12,649
2014	29.651819	32.346173	9.09%	16,444
2013	21.582024	29.651819	37.39%	14,676
2012	18.773867	21.582024	14.96%	1,222
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	8.987299	9.914414	10.32%	30,489
2015	10.129661	8.987299	-11.28%	44,479
2014	10.321188	10.129661	-1.86%	45,763
2013	10.552634	10.321188	-2.19%	40,036
2012*	10.000000	10.552634	5.53%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	8.593193	9.505468	10.62%	0
2015	9.008555	8.593193	-4.61%	0
2014	9.092908	9.008555	-0.93%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.192831	10.248186	0.54%	35,012
2015	11.239250	10.192831	-9.31%	24,210
2014	11.469321	11.239250	-2.01%	21,920
2013	12.564421	11.469321	-8.72%	18,687
2012	12.221538	12.564421	2.81%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	10.704493	10.595451	-1.02%	158,521
2015	10.933666	10.704493	-2.10%	158,502
2014	11.107934	10.933666	-1.57%	176,712
2013	11.395900	11.107934	-2.53%	154,254
2012	11.030626	11.395900	3.31%	12,330
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.046079	0.46%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.148203	10.171590	0.23%	243,852
2015	10.352363	10.148203	-1.97%	258,875
2014	10.172145	10.352363	1.77%	292,590
2013	10.629848	10.172145	-4.31%	276,102
2012	9.936712	10.629848	6.98%	40,274
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	16.003834	15.253079	-4.69%	0
66

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	29.949762	26.126936	-12.76%	19,123
2015	27.255890	29.949762	9.88%	24,626
2014	21.259170	27.255890	28.21%	29,721
2013	14.456733	21.259170	47.05%	26,998
2012	11.296020	14.456733	27.98%	1,762
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.271669	7.386883	40.12%	41,487
2015	8.129764	5.271669	-35.16%	29,647
2014	10.317543	8.129764	-21.20%	23,689
2013	9.574679	10.317543	7.76%	19,513
2012*	10.000000	9.574679	-4.25%	2,207
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	20.435059	21.513078	5.28%	10,691
2015	21.537047	20.435059	-5.12%	13,274
2014	22.466058	21.537047	-4.14%	13,525
2013	15.306144	22.466058	46.78%	11,746
2012	14.524156	15.306144	5.38%	2,882
67

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	10.787586	10.883827	0.89%	0
2015	11.198472	10.787586	-3.67%	0
2014	11.010639	11.198472	1.71%	0
2013	10.078644	11.010639	9.25%	0
2012*	10.000000	10.078644	0.79%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	28.644857	34.891204	21.81%	4,878
2015	31.121454	28.644857	-7.96%	0
2014	29.268412	31.121454	6.33%	0
2013	21.787804	29.268412	34.33%	0
2012	18.844391	21.787804	15.62%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	11.613221	11.832578	1.89%	1,522
2015	12.199952	11.613221	-4.81%	1,522
2014	12.100659	12.199952	0.82%	1,522
2013	13.546978	12.100659	-10.68%	1,522
2012	12.926202	13.546978	4.80%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	20.439523	24.482681	19.78%	21,331
2015	21.278296	20.439523	-3.94%	8,166
2014	18.755762	21.278296	13.45%	13,358
2013	14.793471	18.755762	26.78%	0
2012	13.041751	14.793471	13.43%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2016	11.528682	12.071299	4.71%	8,732
2015	11.940132	11.528682	-3.45%	9,247
2014	11.887977	11.940132	0.44%	5,874
2013	10.101424	11.887977	17.69%	955
2012*	10.000000	10.101424	1.01%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.694476	10.982082	13.28%	0
2015*	10.000000	9.694476	-3.06%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	13.908096	14.091767	1.32%	0
2015	14.394246	13.908096	-3.38%	0
2014	14.468660	14.394246	-0.51%	0
2013	12.956572	14.468660	11.67%	0
2012	12.072659	12.956572	7.32%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.151500	10.077494	10.12%	0
2015*	10.000000	9.151500	-8.49%	0
68

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.722319	9.722976	0.01%	0
2015*	10.000000	9.722319	-2.78%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.427792	14.621768	27.95%	15,567
2015	12.517817	11.427792	-8.71%	0
2014	12.143389	12.517817	3.08%	2,807
2013*	10.000000	12.143389	21.43%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.283435	11.563201	12.44%	0
2015	10.808300	10.283435	-4.86%	0
2014*	10.000000	10.808300	8.08%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	29.286896	35.940507	22.72%	0
2015	30.722857	29.286896	-4.67%	0
2014	29.944739	30.722857	2.60%	0
2013	21.803361	29.944739	37.34%	0
2012	19.302202	21.803361	12.96%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	21.914690	23.837502	8.77%	0
2015	22.260273	21.914690	-1.55%	0
2014	20.165132	22.260273	10.39%	0
2013	15.687084	20.165132	28.55%	0
2012	13.919723	15.687084	12.70%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	19.077637	20.042541	5.06%	0
2015	20.092057	19.077637	-5.05%	0
2014	19.091834	20.092057	5.24%	0
2013	16.189512	19.091834	17.93%	0
2012	15.061629	16.189512	7.49%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.481885	10.082870	6.34%	2,601
2015	9.812409	9.481885	-3.37%	19,694
2014	9.996493	9.812409	-1.84%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	13.472522	13.837849	2.71%	0
2015	13.877444	13.472522	-2.92%	0
2014	13.644122	13.877444	1.71%	0
2013	12.349843	13.644122	10.48%	0
2012	11.340642	12.349843	8.90%	0
69

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	13.978858	14.436027	3.27%	0
2015	14.388678	13.978858	-2.85%	0
2014	14.094800	14.388678	2.09%	0
2013	12.488698	14.094800	12.86%	0
2012	11.317256	12.488698	10.35%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	14.576944	15.134945	3.83%	0
2015	15.014961	14.576944	-2.92%	0
2014	14.687525	15.014961	2.23%	0
2013	12.394958	14.687525	18.50%	0
2012	11.026435	12.394958	12.41%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.358252	3.58%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	12.101293	15.769212	30.31%	17,476
2015	15.645902	12.101293	-22.66%	10,653
2014	18.377138	15.645902	-14.86%	5,072
2013	15.166776	18.377138	21.17%	0
2012	14.838155	15.166776	2.21%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	19.349692	22.231306	14.89%	3,941
2015	20.703063	19.349692	-6.54%	3,981
2014	19.554060	20.703063	5.88%	0
2013	15.673200	19.554060	24.76%	0
2012	13.719578	15.673200	14.24%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.179076	11.79%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	23.238585	22.807092	-1.86%	19,590
2015	22.272269	23.238585	4.34%	41,021
2014	20.556093	22.272269	8.35%	18,480
2013	15.486179	20.556093	32.74%	0
2012	13.870132	15.486179	11.65%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	12.212041	12.453505	1.98%	0
2015	12.619587	12.212041	-3.23%	0
2014	12.242154	12.619587	3.08%	0
2013	12.808059	12.242154	-4.42%	0
2012	12.427386	12.808059	3.06%	0
70

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	31.829343	34.771789	9.24%	0
2015	33.152108	31.829343	-3.99%	0
2014	32.035137	33.152108	3.49%	1,743
2013	24.157279	32.035137	32.61%	0
2012	21.606248	24.157279	11.81%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	19.920039	18.418879	-7.54%	0
2015	19.758627	19.920039	0.82%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	10.756333	11.882712	10.47%	7,846
2015	11.751031	10.756333	-8.46%	8,344
2014	11.706605	11.751031	0.38%	4,934
2013	9.690767	11.706605	20.80%	0
2012	8.609522	9.690767	12.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	12.636799	14.064110	11.29%	0
2015	13.930309	12.636799	-9.29%	0
2014	13.643125	13.930309	2.10%	0
2013	12.268182	13.643125	11.21%	0
2012	11.158706	12.268182	9.94%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	26.313272	33.437019	27.07%	0
2015	29.110928	26.313272	-9.61%	0
2014	29.657612	29.110928	-1.84%	0
2013	22.303921	29.657612	32.97%	0
2012	19.303995	22.303921	15.54%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	8.986574	9.029242	0.47%	0
2015	9.621816	8.986574	-6.60%	0
2014	9.680971	9.621816	-0.61%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.488392	10.681418	1.84%	0
2015	11.410116	10.488392	-8.08%	0
2014	11.246953	11.410116	1.45%	0
2013	10.146861	11.246953	10.84%	0
2012*	10.000000	10.146861	1.47%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	9.985971	9.699808	-2.87%	0
2015	10.045800	9.985971	-0.60%	0
2014	9.834575	10.045800	2.15%	0
2013*	10.000000	9.834575	-1.65%	0
71

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	11.771507	13.002134	10.45%	0
2015	12.600404	11.771507	-6.58%	0
2014	12.393529	12.600404	1.67%	0
2013	9.884576	12.393529	25.38%	0
2012*	10.000000	9.884576	-1.15%	0
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	13.287928	12.636756	-4.90%	11,371
2015	14.854651	13.287928	-10.55%	11,909
2014	16.065969	14.854651	-7.54%	7,380
2013	13.154808	16.065969	22.13%	1,475
2012	11.310153	13.154808	16.31%	0
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.507143	11.915788	13.41%	48,029
2015	11.514588	10.507143	-8.75%	55,876
2014	11.577199	11.514588	-0.54%	46,929
2013	10.734738	11.577199	7.85%	8,924
2012*	10.000000	10.734738	7.35%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.269589	12.708306	3.58%	0
2015	13.342581	12.269589	-8.04%	0
2014	12.673363	13.342581	5.28%	0
2013	9.993116	12.673363	26.82%	0
2012*	10.000000	9.993116	-0.07%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.713028	9.691175	-0.22%	0
2015*	10.000000	9.713028	-2.87%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	29.006181	28.861855	-0.50%	0
2015	26.550030	29.006181	9.25%	0
2014	25.079234	26.550030	5.86%	0
2013	19.632078	25.079234	27.75%	0
2012	16.240951	19.632078	20.88%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.238035	15.822328	11.13%	6,213
2015	13.940527	14.238035	2.13%	3,777
2014	13.062275	13.940527	6.72%	0
2013	9.884911	13.062275	32.14%	0
2012*	10.000000	9.884911	-1.15%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	23.535308	21.431005	-8.94%	0
2015	26.442585	23.535308	-10.99%	0
2014	30.823301	26.442585	-14.21%	9,481
2013	27.634437	30.823301	11.54%	0
2012	25.018150	27.634437	10.46%	0
72

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.094380	8.363601	17.89%	22,129
2015	9.092653	7.094380	-21.98%	9,586
2014	9.769345	9.092653	-6.93%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.900668	-0.99%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	12.065265	12.812688	6.19%	3,006
2015	12.633084	12.065265	-4.49%	3,209
2014	13.992537	12.633084	-9.72%	3,433
2013	10.151893	13.992537	37.83%	3,653
2012*	10.000000	10.151893	1.52%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	24.092246	26.755169	11.05%	20,223
2015	24.917434	24.092246	-3.31%	21,484
2014	23.166576	24.917434	7.56%	18,865
2013	17.504873	23.166576	32.34%	3,987
2012	15.478018	17.504873	13.10%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	14.767744	14.968032	1.36%	18,635
2015	14.231403	14.767744	3.77%	9,802
2014	14.418035	14.231403	-1.29%	7,956
2013	11.573939	14.418035	24.57%	3,881
2012	10.229478	11.573939	13.14%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.164353	9.161723	12.22%	0
2015*	10.000000	8.164353	-18.36%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	14.543512	15.757517	8.35%	3,565
2015	16.051685	14.543512	-9.40%	3,804
2014	16.793113	16.051685	-4.42%	4,070
2013	13.042589	16.793113	28.76%	5,295
2012	10.898138	13.042589	19.68%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	19.741283	23.163542	17.34%	4,899
2015	21.167017	19.741283	-6.74%	0
2014	19.201317	21.167017	10.24%	0
2013	14.941048	19.201317	28.51%	0
2012	13.376901	14.941048	11.69%	0
73

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	13.130437	13.969615	6.39%	35,452
2015	13.322223	13.130437	-1.44%	35,131
2014	13.001021	13.322223	2.47%	21,863
2013	10.804736	13.001021	20.33%	15,134
2012	9.567364	10.804736	12.93%	5,953
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	10.410734	10.430877	0.19%	37,556
2015	10.691442	10.410734	-2.63%	35,951
2014	10.434838	10.691442	2.46%	21,265
2013	10.973899	10.434838	-4.91%	15,736
2012	10.712367	10.973899	2.44%	5,666
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	14.652371	14.328462	-2.21%	0
2015	14.090739	14.652371	3.99%	0
2014	14.177020	14.090739	-0.61%	0
2013	11.291437	14.177020	25.56%	0
2012	9.476613	11.291437	19.15%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	13.996280	14.899564	6.45%	0
2015	13.474432	13.996280	3.87%	0
2014	12.775229	13.474432	5.47%	5,808
2013	10.098875	12.775229	26.50%	1,688
2012	8.813957	10.098875	14.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	12.206022	13.234843	8.43%	32,692
2015	12.371757	12.206022	-1.34%	32,133
2014	11.499829	12.371757	7.58%	36,869
2013	8.861095	11.499829	29.78%	16,015
2012	7.756072	8.861095	14.25%	7,544
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	20.412834	23.425701	14.76%	3,733
2015	22.372624	20.412834	-8.76%	3,771
2014	21.044310	22.372624	6.31%	0
2013	15.936048	21.044310	32.05%	0
2012	13.817957	15.936048	15.33%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.230239	9.277319	0.51%	0
2015*	10.000000	9.230239	-7.70%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	10.707746	11.641645	8.72%	0
2015	11.328982	10.707746	-5.48%	0
74

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	10.546701	11.196998	6.17%	0
2015	10.999853	10.546701	-4.12%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	17.203223	19.168603	11.42%	8,596
2015	18.098219	17.203223	-4.95%	0
2014	18.082103	18.098219	0.09%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	11.778201	13.053331	10.83%	0
2015	12.213538	11.778201	-3.56%	0
2014	11.743585	12.213538	4.00%	0
2013	8.382865	11.743585	40.09%	0
2012	7.351774	8.382865	14.03%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	13.661042	14.682015	7.47%	4,533
2015	14.055792	13.661042	-2.81%	4,838
2014	13.031802	14.055792	7.86%	5,176
2013	9.636828	13.031802	35.23%	5,507
2012	8.865197	9.636828	8.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	11.427577	12.086967	5.77%	0
2015	11.917648	11.427577	-4.11%	0
2014	11.685258	11.917648	1.99%	0
2013	9.246906	11.685258	26.37%	0
2012	8.157148	9.246906	13.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	11.372514	11.778364	3.57%	0
2015	11.776942	11.372514	-3.43%	0
2014	11.569358	11.776942	1.79%	0
2013	10.338451	11.569358	11.91%	0
2012	9.538266	10.338451	8.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	11.558193	12.107559	4.75%	0
2015	12.001919	11.558193	-3.70%	0
2014	11.745330	12.001919	2.18%	0
2013	9.925352	11.745330	18.34%	0
2012	8.949074	9.925352	10.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	10.756927	10.983805	2.11%	10,505
2015	11.102937	10.756927	-3.12%	10,613
2014	11.008655	11.102937	0.86%	0
2013	10.749121	11.008655	2.41%	36,361
2012	10.245779	10.749121	4.91%	0
75

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	10.017356	10.320912	3.03%	0
2015	10.724230	10.017356	-6.59%	0
2014	10.745093	10.724230	-0.19%	0
2013*	10.000000	10.745093	7.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	9.960826	10.326422	3.67%	0
2015	10.729036	9.960826	-7.16%	0
2014	10.882598	10.729036	-1.41%	0
2013*	10.000000	10.882598	8.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	11.492251	11.973140	4.18%	0
2015	11.901731	11.492251	-3.44%	0
2014	11.661464	11.901731	2.06%	0
2013	10.142337	11.661464	14.98%	0
2012	9.248297	10.142337	9.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	11.474722	12.050319	5.02%	0
2015	11.936910	11.474722	-3.87%	0
2014	11.696872	11.936910	2.05%	0
2013	9.643307	11.696872	21.30%	0
2012	8.623202	9.643307	11.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	11.209616	11.597567	3.46%	0
2015	11.608949	11.209616	-3.44%	0
2014	11.427902	11.608949	1.58%	0
2013	10.525908	11.427902	8.57%	0
2012	9.800970	10.525908	7.40%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	11.075009	11.351001	2.49%	0
2015	11.448159	11.075009	-3.26%	0
2014	11.205370	11.448159	2.17%	0
2013	11.730627	11.205370	-4.48%	0
2012	11.182985	11.730627	4.90%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	12.045448	12.149365	0.86%	0
2015	12.405833	12.045448	-2.90%	0
2014	12.119264	12.405833	2.36%	0
2013	12.677031	12.119264	-4.40%	0
2012	12.126376	12.677031	4.54%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	22.292148	23.385917	4.91%	0
2015	27.267037	22.292148	-18.25%	0
2014	29.636012	27.267037	-7.99%	9,447
76

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	11.310857	11.122015	-1.67%	0
2015	11.601634	11.310857	-2.51%	0
2014	11.367522	11.601634	2.06%	0
2013	12.139413	11.367522	-6.36%	0
2012	12.069717	12.139413	0.58%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	8.504666	8.301743	-2.39%	121,365
2015	8.713799	8.504666	-2.40%	10,385
2014	8.928072	8.713799	-2.40%	127,363
2013	9.147615	8.928072	-2.40%	239,995
2012	9.373181	9.147615	-2.41%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	7.834072	7.695009	-1.78%	0
2015	8.293899	7.834072	-5.54%	0
2014	8.559487	8.293899	-3.10%	0
2013	7.459759	8.559487	14.74%	0
2012	6.633540	7.459759	12.46%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	8.595340	8.433490	-1.88%	0
2015	8.930800	8.595340	-3.76%	0
2014	9.754018	8.930800	-8.44%	0
2013	8.258547	9.754018	18.11%	0
2012	7.158381	8.258547	15.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	21.044377	22.485486	6.85%	0
2015	21.779300	21.044377	-3.37%	0
2014	21.255225	21.779300	2.47%	0
2013	17.114406	21.255225	24.19%	0
2012	15.130036	17.114406	13.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	14.206667	14.740619	3.76%	0
2015	14.581351	14.206667	-2.57%	0
2014	14.284904	14.581351	2.08%	0
2013	12.903884	14.284904	10.70%	0
2012	12.087413	12.903884	6.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	16.170499	17.005033	5.16%	0
2015	16.656758	16.170499	-2.92%	13,668
2014	16.220928	16.656758	2.69%	0
2013	13.908312	16.220928	16.63%	0
2012	12.695864	13.908312	9.55%	0
77

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	12.363567	12.582179	1.77%	2,743
2015	12.634148	12.363567	-2.14%	9,570
2014	12.460086	12.634148	1.40%	0
2013	12.178063	12.460086	2.32%	0
2012	11.864224	12.178063	2.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	9.992039	10.309570	3.18%	0
2015	10.580716	9.992039	-5.56%	0
2014	10.581054	10.580716	0.00%	0
2013*	10.000000	10.581054	5.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.930150	10.366191	4.39%	3,218
2015	10.593330	9.930150	-6.26%	0
2014	10.668877	10.593330	-0.71%	0
2013*	10.000000	10.668877	6.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	16.913328	17.687744	4.58%	8,576
2015	17.387448	16.913328	-2.73%	9,042
2014	16.937451	17.387448	2.66%	5,189
2013	14.879719	16.937451	13.83%	0
2012	13.758856	14.879719	8.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	19.321113	20.458212	5.89%	0
2015	19.941802	19.321113	-3.11%	0
2014	19.467189	19.941802	2.44%	0
2013	16.298507	19.467189	19.44%	0
2012	14.680173	16.298507	11.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	14.711574	15.178385	3.17%	9,657
2015	15.077952	14.711574	-2.43%	0
2014	14.749667	15.077952	2.23%	0
2013	13.676920	14.749667	7.84%	0
2012	12.971176	13.676920	5.44%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	21.548784	21.732271	0.85%	0
2015	21.062905	21.548784	2.31%	7,686
2014	19.878764	21.062905	5.96%	0
2013	14.944600	19.878764	33.02%	0
2012	12.930791	14.944600	15.57%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.438571	10.000144	5.95%	5,673
2015	9.892996	9.438571	-4.59%	5,894
2014*	10.000000	9.892996	-1.07%	3,129
78

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.859969	10.590733	7.41%	0
2015	10.088185	9.859969	-2.26%	22,487
2014*	10.000000	10.088185	0.88%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	29.006830	34.057198	17.41%	0
2015	30.492929	29.006830	-4.87%	0
2014	28.552970	30.492929	6.79%	0
2013	21.988063	28.552970	29.86%	0
2012	19.178853	21.988063	14.65%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	12.995729	13.781530	6.05%	26,606
2015	13.711644	12.995729	-5.22%	0
2014	13.523599	13.711644	1.39%	0
2013	14.013744	13.523599	-3.50%	0
2012	12.792147	14.013744	9.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	9.754725	9.285885	-4.81%	0
2015	10.060512	9.754725	-3.04%	0
2014	10.449226	10.060512	-3.72%	0
2013	8.842358	10.449226	18.17%	0
2012	7.843017	8.842358	12.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	12.806828	13.122965	2.47%	0
2015	13.862942	12.806828	-7.62%	0
2014	15.725783	13.862942	-11.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	13.518906	13.457945	-0.45%	0
2015	13.431004	13.518906	0.65%	0
2014	12.493391	13.431004	7.50%	0
2013	9.523151	12.493391	31.19%	0
2012	8.401781	9.523151	13.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	12.015655	13.609918	13.27%	12,509
2015	12.749316	12.015655	-5.75%	0
2014	11.849092	12.749316	7.60%	0
2013	8.990984	11.849092	31.79%	0
2012	7.834394	8.990984	14.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	13.088175	13.548516	3.52%	3,359
2015	13.456586	13.088175	-2.74%	14,711
2014	13.293073	13.456586	1.23%	0
2013	9.826246	13.293073	35.28%	0
2012	8.782318	9.826246	11.89%	0
79

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	15.341646	17.609105	14.78%	2,157
2015	16.186032	15.341646	-5.22%	12,764
2014	14.171927	16.186032	14.21%	23,118
2013	10.701997	14.171927	32.42%	0
2012	9.425153	10.701997	13.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	19.842167	20.927905	5.47%	0
2015	20.223057	19.842167	-1.88%	0
2014	20.207486	20.223057	0.08%	0
2013	14.382735	20.207486	40.50%	0
2012	13.031087	14.382735	10.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	27.819981	34.109607	22.61%	0
2015	30.417285	27.819981	-8.54%	0
2014	29.190460	30.417285	4.20%	0
2013	21.359001	29.190460	36.67%	0
2012	18.191579	21.359001	17.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	25.669737	30.703900	19.61%	0
2015	26.809132	25.669737	-4.25%	0
2014	27.316590	26.809132	-1.86%	0
2013	19.912923	27.316590	37.18%	0
2012	17.707433	19.912923	12.46%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	19.508319	21.166097	8.50%	0
2015	19.856636	19.508319	-1.75%	0
2014	18.194917	19.856636	9.13%	0
2013	14.253461	18.194917	27.65%	0
2012	12.828388	14.253461	11.11%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	12.109934	12.668544	4.61%	4,130
2015	13.152227	12.109934	-7.92%	8,888
2014	10.478041	13.152227	25.52%	8,542
2013	10.453450	10.478041	0.24%	1,771
2012	9.267104	10.453450	12.80%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.625344	13.727576	8.73%	12,381
2015	12.814986	12.625344	-1.48%	0
2014	11.611606	12.814986	10.36%	0
2013*	10.000000	11.611606	16.12%	0
80

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.519523	9.523193	0.04%	0
2015	9.787010	9.519523	-2.73%	0
2014	9.978382	9.787010	-1.92%	0
2013	10.212988	9.978382	-2.30%	0
2012	10.108599	10.212988	1.03%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	11.818574	13.943363	17.98%	0
2015	12.730766	11.818574	-7.17%	0
2014	12.475994	12.730766	2.04%	0
2013*	10.000000	12.475994	24.76%	432
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	13.084781	12.913983	-1.31%	0
2015	13.951177	13.084781	-6.21%	0
2014	15.562210	13.951177	-10.35%	0
2013	13.276862	15.562210	17.21%	0
2012	11.378023	13.276862	16.69%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2016	9.899249	10.224216	3.28%	0
2015	10.650696	9.899249	-7.06%	0
2014	10.626717	10.650696	0.23%	0
2013	10.131557	10.626717	4.89%	0
2012*	10.000000	10.131557	1.32%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2016	10.074695	10.340158	2.63%	0
2015	11.390830	10.074695	-11.55%	0
2014	11.568686	11.390830	-1.54%	0
2013	10.250138	11.568686	12.86%	0
2012*	10.000000	10.250138	2.50%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2016	10.224435	10.563031	3.31%	0
2015	11.224878	10.224435	-8.91%	0
2014	11.220575	11.224878	0.04%	0
2013	10.267771	11.220575	9.28%	0
2012*	10.000000	10.267771	2.68%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	27.088638	26.398705	-2.55%	0
2015	26.771653	27.088638	1.18%	0
2014	26.877420	26.771653	-0.39%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.023153	8.568031	-5.04%	0
2015	8.966561	9.023153	0.63%	0
2014*	10.000000	8.966561	-10.33%	0
81

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	21.215142	23.047037	8.63%	0
2015	21.081858	21.215142	0.63%	0
2014	19.565331	21.081858	7.75%	0
2013	15.251341	19.565331	28.29%	0
2012	13.401323	15.251341	13.80%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	29.287533	33.638557	14.86%	3,404
2015	31.955149	29.287533	-8.35%	8,800
2014	29.323383	31.955149	8.97%	5,578
2013	21.364819	29.323383	37.25%	0
2012	18.604010	21.364819	14.84%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	8.953609	9.867179	10.20%	1,913
2015	10.102046	8.953609	-11.37%	1,913
2014	10.303598	10.102046	-1.96%	1,913
2013	10.545444	10.303598	-2.29%	1,913
2012*	10.000000	10.545444	5.45%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	8.569702	9.469804	10.50%	0
2015	8.993138	8.569702	-4.71%	0
2014	9.086649	8.993138	-1.03%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.123464	10.168046	0.44%	4,397
2015	11.174200	10.123464	-9.40%	0
2014	11.414620	11.174200	-2.11%	0
2013	12.517322	11.414620	-8.81%	0
2012	12.188222	12.517322	2.70%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	10.631632	10.512586	-1.12%	0
2015	10.870369	10.631632	-2.20%	0
2014	11.054956	10.870369	-1.67%	0
2013	11.353169	11.054956	-2.63%	0
2012	11.000548	11.353169	3.21%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.039196	0.39%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.099812	10.112762	0.13%	0
2015	10.313549	10.099812	-2.07%	0
2014	10.144395	10.313549	1.67%	0
2013	10.611719	10.144395	-4.40%	0
2012	9.929965	10.611719	6.87%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	15.797536	15.041089	-4.79%	0
82

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	29.776656	25.949400	-12.85%	9,338
2015	27.126126	29.776656	9.77%	23,341
2014	21.179612	27.126126	28.08%	27,183
2013	14.417362	21.179612	46.90%	2,863
2012	11.276824	14.417362	27.85%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.251877	7.351636	39.98%	10,845
2015	8.107568	5.251877	-35.22%	10,935
2014	10.299944	8.107568	-21.29%	2,112
2013	9.568141	10.299944	7.65%	2,112
2012*	10.000000	9.568141	-4.32%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	20.203456	21.247553	5.17%	0
2015	21.314779	20.203456	-5.21%	2,377
2014	22.256994	21.314779	-4.23%	835
2013	15.179233	22.256994	46.63%	0
2012	14.418534	15.179233	5.28%	0
83

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	10.747127	10.831928	0.79%	2,391
2015	11.167910	10.747127	-3.77%	4,015
2014	10.991850	11.167910	1.60%	3,624
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	28.269251	34.398512	21.68%	18,124
2015	30.744896	28.269251	-8.05%	18,923
2014	28.943932	30.744896	6.22%	7,357
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	11.459483	11.664008	1.78%	17,119
2015	12.050803	11.459483	-4.91%	18,922
2014	11.964989	12.050803	0.72%	15,154
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	20.217260	24.191736	19.66%	14,202
2015	21.068494	20.217260	-4.04%	5,813
2014	18.589880	21.068494	13.33%	2,872
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2016	11.491404	12.019985	4.60%	219,690
2015	11.913729	11.491404	-3.54%	281,965
2014	11.873859	11.913729	0.34%	287,054
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.687838	10.963348	13.17%	191,428
2015*	10.000000	9.687838	-3.12%	151,026
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	13.813344	13.981457	1.22%	41,164
2015	14.310852	13.813344	-3.48%	41,727
2014	14.399589	14.310852	-0.62%	35,399
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.145218	10.060292	10.01%	252
2015*	10.000000	9.145218	-8.55%	4,640
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.715661	9.706381	-0.10%	173,848
2015*	10.000000	9.715661	-2.84%	139,880
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.396586	14.566951	27.82%	29,208
2015	12.496433	11.396586	-8.80%	22,199
2014	12.135084	12.496433	2.98%	12,039
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.265863	11.531665	12.33%	7,837
2015	10.800903	10.265863	-4.95%	6,335
2014*	10.000000	10.800903	8.01%	3,610
84

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	28.902912	35.433065	22.59%	0
2015	30.351154	28.902912	-4.77%	0
2014	29.612795	30.351154	2.49%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	21.627325	23.500901	8.66%	0
2015	21.990908	21.627325	-1.65%	0
2014	19.941540	21.990908	10.28%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	18.827496	19.759527	4.95%	15,229
2015	19.848944	18.827496	-5.15%	19,926
2014	18.880167	19.848944	5.13%	9,914
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.455965	10.045026	6.23%	5,300
2015	9.795618	9.455965	-3.47%	7,301
2014	9.989620	9.795618	-1.94%	3,780
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	13.326036	13.673410	2.61%	131,678
2015	13.740644	13.326036	-3.02%	78,913
2014	13.523482	13.740644	1.61%	55,476
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	13.826793	14.264402	3.16%	12,171
2015	14.246754	13.826793	-2.95%	13,669
2014	13.970097	14.246754	1.98%	4,444
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	14.418463	14.955090	3.72%	16,759
2015	14.866958	14.418463	-3.02%	22,670
2014	14.557664	14.866958	2.12%	22,670
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.351244	3.51%	42,032
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	11.969595	15.581654	30.18%	39,240
2015	15.491530	11.969595	-22.73%	38,159
2014	18.214517	15.491530	-14.95%	16,662
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	19.096009	21.917420	14.77%	32,254
2015	20.452594	19.096009	-6.63%	31,843
2014	19.337295	20.452594	5.77%	21,064
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.171500	11.72%	40,341
85

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	22.933839	22.485003	-1.96%	37,220
2015	22.002728	22.933839	4.23%	43,474
2014	20.328141	22.002728	8.24%	14,542
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	12.051911	12.277646	1.87%	104,122
2015	12.466894	12.051911	-3.33%	65,051
2014	12.106430	12.466894	2.98%	32,723
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	31.412027	34.280833	9.13%	16,917
2015	32.751025	31.412027	-4.09%	17,076
2014	31.680036	32.751025	3.38%	7,983
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	19.658786	18.158741	-7.63%	8,492
2015	19.519505	19.658786	0.71%	11,661
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	10.672122	11.777646	10.36%	34,109
2015	11.670996	10.672122	-8.56%	39,119
2014	11.638805	11.670996	0.28%	28,208
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	12.512181	13.911195	11.18%	25,649
2015	13.807088	12.512181	-9.38%	14,664
2014	13.536324	13.807088	2.00%	4,283
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	25.968224	32.964863	26.94%	0
2015	28.758665	25.968224	-9.70%	0
2014	29.328807	28.758665	-1.94%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	8.962023	8.995368	0.37%	33,025
2015	9.605373	8.962023	-6.70%	21,835
2014	9.674338	9.605373	-0.71%	8,535
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.449065	10.630498	1.74%	156
2015	11.378984	10.449065	-8.17%	235
2014	11.227769	11.378984	1.35%	237
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	9.958705	9.663447	-2.96%	3,953
2015	10.028643	9.958705	-0.70%	2,333
2014	9.827835	10.028643	2.04%	2,341
86

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	11.727343	12.940115	10.34%	3,891
2015	12.566009	11.727343	-6.67%	4,292
2014	12.372372	12.566009	1.57%	2,176
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	13.197400	12.537842	-5.00%	30,727
2015	14.768595	13.197400	-10.64%	32,573
2014	15.989286	14.768595	-7.63%	22,559
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.467729	11.858976	13.29%	17,409
2015	11.483165	10.467729	-8.84%	14,713
2014	11.557449	11.483165	-0.64%	6,000
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.223560	12.647689	3.47%	21,083
2015	13.306171	12.223560	-8.14%	25,987
2014	12.651736	13.306171	5.17%	10,506
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.706378	9.674657	-0.33%	32,043
2015*	10.000000	9.706378	-2.94%	26,645
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	28.625835	28.454294	-0.60%	1,574
2015	26.228760	28.625835	9.14%	1,603
2014	24.801163	26.228760	5.76%	1,831
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.184480	15.746718	11.01%	7,346
2015	13.902337	14.184480	2.03%	6,382
2014	13.039843	13.902337	6.61%	2,232
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	23.226623	21.128300	-9.03%	1,220
2015	26.122582	23.226623	-11.09%	1,537
2014	30.481556	26.122582	-14.30%	960
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.074978	8.332214	17.77%	8,930
2015	9.077106	7.074978	-22.06%	4,262
2014	9.762653	9.077106	-7.02%	2,876
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.893967	-1.06%	7,362
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	12.020009	12.751594	6.09%	10,745
2015	12.598607	12.020009	-4.59%	8,293
2014	13.968661	12.598607	-9.81%	3,290
87

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	23.776352	26.377383	10.94%	11,070
2015	24.615944	23.776352	-3.41%	7,992
2014	22.909743	24.615944	7.45%	3,513
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	14.682254	14.866175	1.25%	34,998
2015	14.163525	14.682254	3.66%	34,036
2014	14.363990	14.163525	-1.40%	9,988
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.158749	9.146086	12.10%	0
2015*	10.000000	8.158749	-18.41%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	14.466734	15.658316	8.24%	478
2015	15.983331	14.466734	-9.49%	447
2014	16.738741	15.983331	-4.51%	260
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	19.606813	22.982269	17.22%	7,520
2015	21.044406	19.606813	-6.83%	2,588
2014	19.109671	21.044406	10.12%	2,474
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	13.000970	13.817731	6.28%	283,476
2015	13.204394	13.000970	-1.54%	208,535
2014	12.899241	13.204394	2.37%	239,329
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	10.308090	10.317483	0.09%	262,715
2015	10.596899	10.308090	-2.73%	186,711
2014	10.353172	10.596899	2.35%	106,445
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	14.507823	14.172618	-2.31%	44,024
2015	13.966038	14.507823	3.88%	56,459
2014	14.065971	13.966038	-0.71%	30,408
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	13.858228	14.737531	6.34%	94,808
2015	13.355219	13.858228	3.77%	99,126
2014	12.675184	13.355219	5.37%	61,205
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	12.098012	13.104335	8.32%	294,651
2015	12.274867	12.098012	-1.44%	276,655
2014	11.421466	12.274867	7.47%	149,876
88

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	20.145231	23.094961	14.64%	17,224
2015	22.101976	20.145231	-8.85%	15,681
2014	20.811057	22.101976	6.20%	9,260
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.225806	9.263395	0.41%	157,860
2015*	10.000000	9.225806	-7.74%	118,162
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	10.678491	11.597965	8.61%	0
2015	11.309624	10.678491	-5.58%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	10.517894	11.155014	6.06%	0
2015	10.981057	10.517894	-4.22%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	16.977681	18.897962	11.31%	2,148
2015	17.879271	16.977681	-5.04%	1,701
2014	17.881671	17.879271	-0.01%	1,677
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	11.685965	12.937887	10.71%	1,843
2015	12.130330	11.685965	-3.66%	0
2014	11.675551	12.130330	3.90%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	13.554065	14.552164	7.36%	468
2015	13.960032	13.554065	-2.91%	780
2014	12.956290	13.960032	7.75%	61
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	11.338062	11.980036	5.66%	31,661
2015	11.836426	11.338062	-4.21%	30,035
2014	11.617517	11.836426	1.88%	30,983
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	11.283495	11.674224	3.46%	160,096
2015	11.696766	11.283495	-3.53%	142,864
2014	11.502378	11.696766	1.69%	42,292
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	11.467688	12.000486	4.65%	69,275
2015	11.920158	11.467688	-3.80%	70,114
2014	11.677279	11.920158	2.08%	68,060
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	10.672705	10.886668	2.00%	121,814
2015	11.027303	10.672705	-3.22%	67,061
2014	10.944875	11.027303	0.75%	17,342
89

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	9.989991	10.282202	2.93%	290,288
2015	10.705903	9.989991	-6.69%	259,940
2014	10.737735	10.705903	-0.30%	185,884
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	9.933612	10.287690	3.56%	803,701
2015	10.710696	9.933612	-7.26%	768,485
2014	10.875137	10.710696	-1.51%	524,786
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	11.402270	11.867261	4.08%	27,287
2015	11.820663	11.402270	-3.54%	27,326
2014	11.593913	11.820663	1.96%	23,668
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	11.384896	11.943788	4.91%	42,869
2015	11.855610	11.384896	-3.97%	43,222
2014	11.629124	11.855610	1.95%	30,659
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	11.121874	11.495030	3.36%	30,174
2015	11.529894	11.121874	-3.54%	27,118
2014	11.361727	11.529894	1.48%	9,263
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	10.988310	11.250645	2.39%	10,937
2015	11.370197	10.988310	-3.36%	12,397
2014	11.140479	11.370197	2.06%	3,356
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	11.951147	12.041924	0.76%	10,236
2015	12.321334	11.951147	-3.00%	21,694
2014	12.049072	12.321334	2.26%	10,503
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	21.999811	23.055659	4.80%	2,768
2015	26.937085	21.999811	-18.33%	2,758
2014	29.307446	26.937085	-8.09%	2,052
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	11.162558	10.964983	-1.77%	8,485
2015	11.461267	11.162558	-2.61%	11,006
2014	11.241496	11.461267	1.95%	1,936
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	8.392825	8.184195	-2.49%	119,687
2015	8.608023	8.392825	-2.50%	112,647
2014	8.828741	8.608023	-2.50%	83,375
90

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	7.772712	7.626951	-1.88%	2,929
2015	8.237384	7.772712	-5.64%	2,892
2014	8.509884	8.237384	-3.20%	2,903
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	8.510514	8.341729	-1.98%	21,705
2015	8.851734	8.510514	-3.85%	16,622
2014	9.677590	8.851734	-8.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	20.768510	22.168070	6.74%	29,292
2015	21.515841	20.768510	-3.47%	30,277
2014	21.019637	21.515841	2.36%	606
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	14.109894	14.625255	3.65%	118,265
2015	14.496884	14.109894	-2.67%	91,705
2014	14.216725	14.496884	1.97%	66,449
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	16.060377	16.871973	5.05%	53,064
2015	16.560295	16.060377	-3.02%	64,132
2014	16.143528	16.560295	2.58%	64,053
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	12.201448	12.404515	1.66%	74,701
2015	12.481271	12.201448	-2.24%	53,382
2014	12.321941	12.481271	1.29%	29,028
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	9.964735	10.270896	3.07%	308,552
2015	10.562637	9.964735	-5.66%	257,414
2014	10.573812	10.562637	-0.11%	123,078
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.903024	10.327318	4.28%	338,369
2015	10.575241	9.903024	-6.36%	294,976
2014	10.661579	10.575241	-0.81%	167,926
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	16.691539	17.437962	4.47%	1,866
2015	17.177048	16.691539	-2.83%	1,893
2014	16.749660	17.177048	2.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	19.067781	20.169345	5.78%	28,072
2015	19.700520	19.067781	-3.21%	28,072
2014	19.251370	19.700520	2.33%	0
91

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	14.518679	14.964079	3.07%	19,173
2015	14.895523	14.518679	-2.53%	19,375
2014	14.586151	14.895523	2.12%	11,506
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	21.402034	21.562217	0.75%	17,776
2015	20.940925	21.402034	2.20%	5,602
2014	19.783916	20.940925	5.85%	1,605
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.424385	9.974912	5.84%	571,882
2015	9.888263	9.424385	-4.69%	422,396
2014*	10.000000	9.888263	-1.12%	123,667
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.845167	10.564043	7.30%	29,601
2015	10.083370	9.845167	-2.36%	11,932
2014*	10.000000	10.083370	0.83%	7,575
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	28.626532	33.576370	17.29%	28,065
2015	30.124019	28.626532	-4.97%	25,887
2014	28.236471	30.124019	6.68%	23,562
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	12.825357	13.586966	5.94%	14,962
2015	13.545777	12.825357	-5.32%	18,218
2014	13.373714	13.545777	1.29%	16,262
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	9.678310	9.203737	-4.90%	7,114
2015	9.991930	9.678310	-3.14%	7,166
2014	10.388637	9.991930	-3.82%	9,614
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	12.641550	12.940374	2.36%	2,473
2015	13.698084	12.641550	-7.71%	2,143
2014	15.554720	13.698084	-11.94%	1,062
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	13.413092	13.338967	-0.55%	2,116
2015	13.339555	13.413092	0.55%	2,216
2014	12.421055	13.339555	7.39%	2,209
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	11.921537	13.489527	13.15%	3,119
2015	12.662431	11.921537	-5.85%	3,017
2014	11.780417	12.662431	7.49%	2,384
92

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	12.985674	13.428674	3.41%	116
2015	13.364901	12.985674	-2.84%	41,452
2014	13.216041	13.364901	1.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	15.221537	17.453402	14.66%	2,327
2015	16.075781	15.221537	-5.31%	2,890
2014	14.089820	16.075781	14.10%	2,826
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	19.582007	20.632406	5.36%	1,953
2015	19.978369	19.582007	-1.98%	2,043
2014	19.983455	19.978369	-0.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	27.455235	33.628005	22.48%	284
2015	30.049288	27.455235	-8.63%	262
2014	28.866883	30.049288	4.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	25.333159	30.270369	19.49%	550
2015	26.484758	25.333159	-4.35%	622
2014	27.013767	26.484758	-1.96%	517
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	19.252521	20.867221	8.39%	1,555
2015	19.616372	19.252521	-1.85%	1,511
2014	17.993196	19.616372	9.02%	912
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	12.015044	12.556448	4.51%	13,937
2015	13.062566	12.015044	-8.02%	11,539
2014	10.417275	13.062566	25.39%	3,646
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.590870	13.676096	8.62%	216,595
2015	12.793095	12.590870	-1.58%	252,827
2014	11.603655	12.793095	10.25%	132,892
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.445015	9.439014	-0.06%	126,572
2015	9.720355	9.445015	-2.83%	131,540
2014	9.920601	9.720355	-2.02%	80,469
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	11.786304	13.891091	17.86%	19,188
2015	12.709035	11.786304	-7.26%	16,609
2014	12.467470	12.709035	1.94%	10,915
93

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	12.995651	12.812909	-1.41%	42,980
2015	13.870366	12.995651	-6.31%	43,870
2014	15.487943	13.870366	-10.44%	15,621
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2016	9.867222	10.180742	3.18%	9,386
2015	10.627127	9.867222	-7.15%	9,386
2014	10.614086	10.627127	0.12%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2016	10.042110	10.296198	2.53%	5,200
2015	11.365626	10.042110	-11.64%	5,175
2014	11.554930	11.365626	-1.64%	3,348
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2016	10.191346	10.518095	3.21%	3,648
2015	11.200035	10.191346	-9.01%	3,651
2014	11.207232	11.200035	-0.06%	3,654
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	26.733418	26.025903	-2.65%	10,744
2015	26.447693	26.733418	1.08%	9,878
2014	26.579415	26.447693	-0.50%	8,265
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.007720	8.544637	-5.14%	33,331
2015	8.960409	9.007720	0.53%	26,309
2014*	10.000000	8.960409	-10.40%	9,579
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	20.936971	22.721611	8.52%	13,933
2015	20.826777	20.936971	0.53%	12,345
2014	19.348417	20.826777	7.64%	9,077
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	28.903522	33.163600	14.74%	3,720
2015	31.568512	28.903522	-8.44%	4,781
2014	28.998298	31.568512	8.86%	2,628
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	8.919993	9.820090	10.09%	19,094
2015	10.074444	8.919993	-11.46%	20,612
2014	10.285999	10.074444	-2.06%	9,988
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	8.546273	9.434274	10.39%	0
2015	8.977753	8.546273	-4.81%	234
2014	9.080409	8.977753	-1.13%	47
94

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.054512	10.088472	0.34%	7,656
2015	11.109470	10.054512	-9.50%	6,227
2014	11.360132	11.109470	-2.21%	3,052
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	10.559205	10.430302	-1.22%	61,724
2015	10.807402	10.559205	-2.30%	50,917
2014	11.002185	10.807402	-1.77%	21,126
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.032315	0.32%	589
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.051626	10.054226	0.03%	128,114
2015	10.274886	10.051626	-2.17%	85,638
2014	10.116726	10.274886	1.56%	36,083
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	15.593682	14.831822	-4.89%	3,803
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	29.604387	25.772901	-12.94%	27,263
2015	26.996859	29.604387	9.66%	26,436
2014	21.100280	26.996859	27.95%	10,563
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.232139	7.316526	39.84%	20,784
2015	8.085411	5.232139	-35.29%	8,797
2014	10.282352	8.085411	-21.37%	3,368
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	19.974321	20.985112	5.06%	9,576
2015	21.094660	19.974321	-5.31%	8,724
2014	22.049753	21.094660	-4.33%	7,996
95

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	10.726908	10.806018	0.74%	3,418
2015	11.152627	10.726908	-3.82%	3,595
2014	10.982451	11.152627	1.55%	3,763
2013	10.068317	10.982451	9.08%	3,954
2012*	10.000000	10.068317	0.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	28.083164	34.154602	21.62%	1,361
2015	30.558179	28.083164	-8.10%	1,432
2014	28.782917	30.558179	6.17%	1,499
2013	21.459344	28.782917	34.13%	1,575
2012	18.588944	21.459344	15.44%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	11.383298	11.580532	1.73%	0
2015	11.976833	11.383298	-4.96%	0
2014	11.897640	11.976833	0.67%	0
2013	13.340205	11.897640	-10.81%	0
2012	12.748550	13.340205	4.64%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	20.107002	24.047497	19.60%	0
2015	20.964339	20.107002	-4.09%	0
2014	18.507467	20.964339	13.28%	0
2013	14.620076	18.507467	26.59%	0
2012	12.908774	14.620076	13.26%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2016	11.472779	11.994362	4.55%	0
2015	11.900528	11.472779	-3.59%	0
2014	11.866789	11.900528	0.28%	0
2013	10.098926	11.866789	17.51%	0
2012*	10.000000	10.098926	0.99%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.684506	10.953979	13.11%	1,259
2015*	10.000000	9.684506	-3.15%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	13.766182	13.926596	1.17%	0
2015	14.269312	13.766182	-3.53%	0
2014	14.365164	14.269312	-0.67%	0
2013	12.883684	14.365164	11.50%	0
2012	12.023275	12.883684	7.16%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.142095	10.051714	9.95%	0
2015*	10.000000	9.142095	-8.58%	0
96

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.712329	9.698096	-0.15%	0
2015*	10.000000	9.712329	-2.88%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.380989	14.539574	27.75%	2,393
2015	12.485747	11.380989	-8.85%	2,814
2014	12.130926	12.485747	2.92%	0
2013*	10.000000	12.130926	21.31%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.257086	11.515909	12.27%	0
2015	10.797199	10.257086	-5.00%	0
2014*	10.000000	10.797199	7.97%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	28.712668	35.181853	22.53%	0
2015	30.166844	28.712668	-4.82%	0
2014	29.448071	30.166844	2.44%	0
2013	21.474692	29.448071	37.13%	0
2012	19.040545	21.474692	12.78%	1,947
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	21.484998	23.334301	8.61%	0
2015	21.857400	21.484998	-1.70%	0
2014	19.830646	21.857400	10.22%	0
2013	15.450609	19.830646	28.35%	0
2012	13.731020	15.450609	12.52%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	18.703554	19.619419	4.90%	0
2015	19.728400	18.703554	-5.19%	0
2014	18.775140	19.728400	5.08%	0
2013	15.945460	18.775140	17.75%	0
2012	14.857461	15.945460	7.32%	3,766
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.443006	10.026128	6.18%	0
2015	9.787214	9.443006	-3.52%	0
2014	9.986173	9.787214	-1.99%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	13.253330	13.591851	2.55%	0
2015	13.672677	13.253330	-3.07%	0
2014	13.463495	13.672677	1.55%	0
2013	12.205107	13.463495	10.31%	0
2012	11.225020	12.205107	8.73%	0
97

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	13.751411	14.179379	3.11%	0
2015	14.176352	13.751411	-3.00%	0
2014	13.908193	14.176352	1.93%	0
2013	12.342309	13.908193	12.69%	0
2012	11.201851	12.342309	10.18%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	14.339733	14.865833	3.67%	0
2015	14.793366	14.339733	-3.07%	0
2014	14.493040	14.793366	2.07%	0
2013	12.249652	14.493040	18.31%	0
2012	10.913993	12.249652	12.24%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.347725	3.48%	1,272
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	11.904275	15.488696	30.11%	81
2015	15.414913	11.904275	-22.77%	1,474
2014	18.133744	15.414913	-14.99%	0
2013	14.988926	18.133744	20.98%	0
2012	14.686787	14.988926	2.06%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	18.970272	21.761985	14.72%	0
2015	20.328358	18.970272	-6.68%	0
2014	19.229704	20.328358	5.71%	0
2013	15.436922	19.229704	24.57%	0
2012	13.533599	15.436922	14.06%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.167713	11.68%	1,232
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	22.782894	22.325583	-2.01%	26
2015	21.869122	22.782894	4.18%	25
2014	20.215082	21.869122	8.18%	0
2013	15.252692	20.215082	32.53%	0
2012	13.682083	15.252692	11.48%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	11.972600	12.190613	1.82%	0
2015	12.391204	11.972600	-3.38%	0
2014	12.039095	12.391204	2.92%	0
2013	12.615011	12.039095	-4.57%	0
2012	12.258973	12.615011	2.90%	0
98

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	31.205243	34.037746	9.08%	935
2015	32.552123	31.205243	-4.14%	935
2014	31.503792	32.552123	3.33%	935
2013	23.793129	31.503792	32.41%	935
2012	21.313396	23.793129	11.63%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	19.529322	18.029926	-7.68%	0
2015	19.400905	19.529322	0.66%	47
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	10.630221	11.725407	10.30%	6,616
2015	11.631141	10.630221	-8.61%	7,212
2014	11.605011	11.631141	0.23%	7,285
2013	9.621442	11.605011	20.62%	7,655
2012	8.561124	9.621442	12.39%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	12.450280	13.835285	11.12%	0
2015	13.745833	12.450280	-9.43%	0
2014	13.483172	13.745833	1.95%	0
2013	12.143009	13.483172	11.04%	0
2012	11.061898	12.143009	9.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	25.797235	32.731071	26.88%	0
2015	28.583969	25.797235	-9.75%	0
2014	29.165614	28.583969	-1.99%	0
2013	21.967646	29.165614	32.77%	0
2012	19.042266	21.967646	15.36%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	8.949755	8.978461	0.32%	5,447
2015	9.597151	8.949755	-6.75%	6,967
2014	9.671022	9.597151	-0.76%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.429417	10.605088	1.68%	0
2015	11.363426	10.429417	-8.22%	88
2014	11.218175	11.363426	1.29%	0
2013	10.136466	11.218175	10.67%	0
2012*	10.000000	10.136466	1.36%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	9.945067	9.645279	-3.01%	0
2015	10.020053	9.945067	-0.75%	200
2014	9.824468	10.020053	1.99%	0
2013*	10.000000	9.824468	-1.76%	0
99

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	11.705286	12.909171	10.28%	0
2015	12.548814	11.705286	-6.72%	0
2014	12.361787	12.548814	1.51%	0
2013	9.874439	12.361787	25.19%	0
2012*	10.000000	9.874439	-1.26%	0
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	13.152349	12.488649	-5.05%	2,590
2015	14.725730	13.152349	-10.68%	2,912
2014	15.951061	14.725730	-7.68%	2,732
2013	13.080810	15.951061	21.94%	2,871
2012	11.263878	13.080810	16.13%	0
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.448052	11.830637	13.23%	4,438
2015	11.467464	10.448052	-8.89%	6,341
2014	11.547573	11.467464	-0.69%	0
2013	10.723743	11.547573	7.68%	0
2012*	10.000000	10.723743	7.24%	4,332
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.200580	12.617458	3.42%	3,504
2015	13.287985	12.200580	-8.18%	2,586
2014	12.640938	13.287985	5.12%	0
2013	9.982879	12.640938	26.63%	0
2012*	10.000000	9.982879	-0.17%	2,780
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.703046	9.666392	-0.38%	0
2015*	10.000000	9.703046	-2.97%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	28.437489	28.252628	-0.65%	0
2015	26.069556	28.437489	9.08%	0
2014	24.663271	26.069556	5.70%	0
2013	19.336156	24.663271	27.55%	0
2012	16.020816	19.336156	20.69%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.157758	15.709029	10.96%	8,287
2015	13.883259	14.157758	1.98%	6,526
2014	13.028629	13.883259	6.56%	6,831
2013	9.874613	13.028629	31.94%	7,178
2012*	10.000000	9.874613	-1.25%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	23.073675	20.978435	-9.08%	477
2015	25.963884	23.073675	-11.13%	477
2014	30.311923	25.963884	-14.34%	477
2013	27.217783	30.311923	11.37%	477
2012	24.678978	27.217783	10.29%	0
100

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.065298	8.316557	17.71%	0
2015	9.069337	7.065298	-22.10%	2,281
2014	9.759303	9.069337	-7.07%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.890609	-1.09%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	11.997419	12.721108	6.03%	0
2015	12.581382	11.997419	-4.64%	0
2014	13.956733	12.581382	-9.85%	0
2013	10.141492	13.956733	37.62%	0
2012*	10.000000	10.141492	1.41%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	23.619868	26.190386	10.88%	3,622
2015	24.466486	23.619868	-3.46%	4,172
2014	22.782329	24.466486	7.39%	1,251
2013	17.241002	22.782329	32.14%	1,251
2012	15.268221	17.241002	12.92%	3,477
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	14.639677	14.815493	1.20%	1,345
2015	14.129694	14.639677	3.61%	1,735
2014	14.337034	14.129694	-1.45%	0
2013	11.526613	14.337034	24.38%	0
2012	10.203372	11.526613	12.97%	4,023
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.155946	9.138275	12.04%	0
2015*	10.000000	8.155946	-18.44%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	14.428448	15.608889	8.18%	0
2015	15.949212	14.428448	-9.54%	0
2014	16.711594	15.949212	-4.56%	0
2013	12.999241	16.711594	28.56%	0
2012	10.878675	12.999241	19.49%	2,141
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	19.539878	22.892101	17.16%	0
2015	20.983330	19.539878	-6.88%	0
2014	19.063981	20.983330	10.07%	0
2013	14.857003	19.063981	28.32%	0
2012	13.322188	14.857003	11.52%	0
101

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	12.936619	13.742313	6.23%	2,994
2015	13.145771	12.936619	-1.59%	3,150
2014	12.848561	13.145771	2.31%	3,297
2013	10.694457	12.848561	20.14%	3,464
2012	9.484316	10.694457	12.76%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	10.257067	10.261170	0.04%	0
2015	10.549847	10.257067	-2.78%	0
2014	10.312484	10.549847	2.30%	0
2013	10.861918	10.312484	-5.06%	0
2012	10.619417	10.861918	2.28%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	14.436052	14.095292	-2.36%	941
2015	13.904076	14.436052	3.83%	31
2014	14.010754	13.904076	-0.76%	369
2013	11.176181	14.010754	25.36%	369
2012	9.394355	11.176181	18.97%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	13.789587	14.657029	6.29%	4,979
2015	13.295893	13.789587	3.71%	5,119
2014	12.625352	13.295893	5.31%	0
2013	9.995760	12.625352	26.31%	0
2012	8.737424	9.995760	14.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	12.044352	13.039542	8.26%	0
2015	12.226688	12.044352	-1.49%	0
2014	11.382472	12.226688	7.42%	460
2013	8.784156	11.382472	29.58%	460
2012	7.700587	8.784156	14.07%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	20.012585	22.931176	14.58%	0
2015	21.967720	20.012585	-8.90%	0
2014	20.695251	21.967720	6.15%	0
2013	15.695825	20.695251	31.85%	0
2012	13.630653	15.695825	15.15%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.223586	9.256427	0.36%	0
2015*	10.000000	9.223586	-7.76%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	10.663899	11.576207	8.56%	0
2015	11.299958	10.663899	-5.63%	0
102

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	10.503513	11.134066	6.00%	0
2015	10.971671	10.503513	-4.27%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	16.865947	18.763999	11.25%	1,472
2015	17.770721	16.865947	-5.09%	1,527
2014	17.782223	17.770721	-0.06%	1,472
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	11.640080	12.880503	10.66%	0
2015	12.088895	11.640080	-3.71%	0
2014	11.641640	12.088895	3.84%	0
2013	8.322867	11.641640	39.88%	0
2012	7.310415	8.322867	13.85%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	13.500832	14.487598	7.31%	2,232
2015	13.912338	13.500832	-2.96%	2,232
2014	12.918651	13.912338	7.69%	2,232
2013	9.567855	12.918651	35.02%	2,232
2012	8.815334	9.567855	8.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	11.293575	11.926923	5.61%	0
2015	11.796044	11.293575	-4.26%	0
2014	11.583822	11.796044	1.83%	443
2013	9.180730	11.583822	26.18%	7,767
2012	8.111270	9.180730	13.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	11.239220	11.622467	3.41%	0
2015	11.656842	11.239220	-3.58%	0
2014	11.469003	11.656842	1.64%	0
2013	10.264545	11.469003	11.73%	7,179
2012	9.484681	10.264545	8.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	11.422711	11.947312	4.59%	2,217
2015	11.879499	11.422711	-3.85%	0
2014	11.643410	11.879499	2.03%	0
2013	9.854361	11.643410	18.15%	0
2012	8.898775	9.854361	10.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	10.630838	10.838423	1.95%	0
2015	10.989682	10.630838	-3.27%	0
2014	10.913127	10.989682	0.70%	0
2013	10.672242	10.913127	2.26%	0
2012	10.188217	10.672242	4.75%	0
103

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	9.976321	10.262883	2.87%	2,319
2015	10.696745	9.976321	-6.73%	2,314
2014	10.734054	10.696745	-0.35%	0
2013*	10.000000	10.734054	7.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	9.920011	10.268357	3.51%	0
2015	10.701529	9.920011	-7.30%	0
2014	10.871405	10.701529	-1.56%	0
2013*	10.000000	10.871405	8.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	11.357533	11.814656	4.02%	0
2015	11.780332	11.357533	-3.59%	0
2014	11.560275	11.780332	1.90%	0
2013	10.069798	11.560275	14.80%	0
2012	9.196320	10.069798	9.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	11.340207	11.890804	4.86%	0
2015	11.815137	11.340207	-4.02%	0
2014	11.595366	11.815137	1.90%	0
2013	9.574326	11.595366	21.11%	0
2012	8.574731	9.574326	11.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	11.078239	11.444083	3.30%	0
2015	11.490543	11.078239	-3.59%	0
2014	11.328751	11.490543	1.43%	0
2013	10.450646	11.328751	8.40%	0
2012	9.745905	10.450646	7.23%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	10.945211	11.200787	2.34%	0
2015	11.331400	10.945211	-3.41%	0
2014	11.108157	11.331400	2.01%	0
2013	11.646760	11.108157	-4.62%	0
2012	11.120167	11.646760	4.74%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	11.904234	11.988523	0.71%	0
2015	12.279271	11.904234	-3.05%	82
2014	12.014093	12.279271	2.21%	0
2013	12.586370	12.014093	-4.55%	0
2012	12.058234	12.586370	4.38%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	21.854914	22.892092	4.75%	2,134
2015	26.773426	21.854914	-18.37%	1,350
2014	29.144341	26.773426	-8.14%	1,559
104

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	11.089083	10.887230	-1.82%	20
2015	11.391655	11.089083	-2.66%	21
2014	11.178962	11.391655	1.90%	0
2013	11.956428	11.178962	-6.50%	0
2012	11.906138	11.956428	0.42%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	8.337415	8.126009	-2.54%	0
2015	8.555579	8.337415	-2.55%	0
2014	8.779455	8.555579	-2.55%	0
2013	9.009187	8.779455	-2.55%	0
2012	9.245579	9.009187	-2.56%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	7.742192	7.593107	-1.93%	0
2015	8.209248	7.742192	-5.69%	2,968
2014	8.485170	8.209248	-3.25%	0
2013	7.406374	8.485170	14.57%	0
2012	6.596234	7.406374	12.28%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	8.468400	8.296208	-2.03%	0
2015	8.812461	8.468400	-3.90%	0
2014	9.639599	8.812461	-8.58%	0
2013	8.174218	9.639599	17.93%	0
2012	7.096218	8.174218	15.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	20.631727	22.010817	6.68%	0
2015	21.385114	20.631727	-3.52%	0
2014	20.902649	21.385114	2.31%	0
2013	16.856410	20.902649	24.00%	0
2012	14.924933	16.856410	12.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	14.061722	14.567863	3.60%	0
2015	14.454808	14.061722	-2.72%	0
2014	14.182742	14.454808	1.92%	0
2013	12.831316	14.182742	10.53%	0
2012	12.037977	12.831316	6.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	16.005533	16.805757	5.00%	0
2015	16.512212	16.005533	-3.07%	0
2014	16.104915	16.512212	2.53%	0
2013	13.830086	16.104915	16.45%	0
2012	12.643935	13.830086	9.38%	0
105

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	12.121144	12.316570	1.61%	0
2015	12.405497	12.121144	-2.29%	0
2014	12.253409	12.405497	1.24%	0
2013	11.994497	12.253409	2.16%	0
2012	11.703416	11.994497	2.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	9.951129	10.251628	3.02%	2,575
2015	10.553611	9.951129	-5.71%	0
2014	10.570189	10.553611	-0.16%	0
2013*	10.000000	10.570189	5.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.889480	10.307918	4.23%	3,604
2015	10.566192	9.889480	-6.40%	2,340
2014	10.657923	10.566192	-0.86%	0
2013*	10.000000	10.657923	6.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	16.581702	17.314355	4.42%	0
2015	17.072766	16.581702	-2.88%	0
2014	16.656509	17.072766	2.50%	0
2013	14.655419	16.656509	13.65%	0
2012	13.572366	14.655419	7.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	18.942264	20.026333	5.72%	664
2015	19.580880	18.942264	-3.26%	0
2014	19.144282	19.580880	2.28%	0
2013	16.052812	19.144282	19.26%	0
2012	14.481183	16.052812	10.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	14.423121	14.857986	3.02%	0
2015	14.805082	14.423121	-2.58%	0
2014	14.505035	14.805082	2.07%	0
2013	13.470774	14.505035	7.68%	0
2012	12.795373	13.470774	5.28%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	21.328997	21.477644	0.70%	0
2015	20.880164	21.328997	2.15%	0
2014	19.736633	20.880164	5.79%	0
2013	14.860568	19.736633	32.81%	0
2012	12.877914	14.860568	15.40%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.417301	9.962310	5.79%	3,259
2015	9.885901	9.417301	-4.74%	3,350
2014*	10.000000	9.885901	-1.14%	0
106

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.837767	10.550698	7.25%	0
2015	10.080961	9.837767	-2.41%	0
2014*	10.000000	10.080961	0.81%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	28.438030	33.338231	17.23%	22
2015	29.941009	28.438030	-5.02%	23
2014	28.079326	29.941009	6.63%	0
2013	21.656579	28.079326	29.66%	0
2012	18.918860	21.656579	14.47%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	12.740906	13.490590	5.88%	0
2015	13.463479	12.740906	-5.37%	0
2014	13.299277	13.463479	1.23%	0
2013	13.802520	13.299277	-3.65%	0
2012	12.618776	13.802520	9.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	9.640328	9.162929	-4.95%	0
2015	9.957829	9.640328	-3.19%	0
2014	10.358492	9.957829	-3.87%	480
2013	8.779059	10.358492	17.99%	480
2012	7.798884	8.779059	12.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	12.559637	12.849949	2.31%	0
2015	13.616307	12.559637	-7.76%	0
2014	15.469808	13.616307	-11.98%	321
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	13.360452	13.279826	-0.60%	0
2015	13.294008	13.360452	0.50%	0
2014	12.384991	13.294008	7.34%	429
2013	9.455041	12.384991	30.99%	429
2012	8.354559	9.455041	13.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	11.874759	13.429722	13.09%	0
2015	12.619213	11.874759	-5.90%	0
2014	11.746224	12.619213	7.43%	441
2013	8.926637	11.746224	31.59%	442
2012	7.790317	8.926637	14.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	12.934688	13.369108	3.36%	0
2015	13.319259	12.934688	-2.89%	0
2014	13.177666	13.319259	1.07%	0
2013	9.755918	13.177666	35.07%	0
2012	8.732915	9.755918	11.71%	0
107

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	15.161768	17.375973	14.60%	0
2015	16.020867	15.161768	-5.36%	0
2014	14.048896	16.020867	14.04%	0
2013	10.625415	14.048896	32.22%	0
2012	9.372148	10.625415	13.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	19.453096	20.486095	5.31%	0
2015	19.857030	19.453096	-2.03%	0
2014	19.872287	19.857030	-0.08%	0
2013	14.165904	19.872287	40.28%	0
2012	12.854435	14.165904	10.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	27.274525	33.389597	22.42%	0
2015	29.866824	27.274525	-8.68%	0
2014	28.706308	29.866824	4.04%	0
2013	21.037040	28.706308	36.46%	0
2012	17.944994	21.037040	17.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	25.166360	30.055699	19.43%	0
2015	26.323873	25.166360	-4.40%	0
2014	26.863444	26.323873	-2.01%	204
2013	19.612714	26.863444	36.97%	205
2012	17.467384	19.612714	12.28%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	19.125757	20.719226	8.33%	0
2015	19.497213	19.125757	-1.91%	0
2014	17.893068	19.497213	8.97%	0
2013	14.038553	17.893068	27.46%	0
2012	12.654456	14.038553	10.94%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	11.967852	12.500743	4.45%	0
2015	13.017931	11.967852	-8.07%	111
2014	10.387006	13.017931	25.33%	399
2013	10.378588	10.387006	0.08%	399
2012	9.214927	10.378588	12.63%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.573658	13.650424	8.56%	26
2015	12.782159	12.573658	-1.63%	149
2014	11.599681	12.782159	10.19%	0
2013*	10.000000	11.599681	16.00%	0
108

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.407928	9.397131	-0.11%	0
2015	9.687166	9.407928	-2.88%	0
2014	9.891801	9.687166	-2.07%	0
2013	10.139962	9.891801	-2.45%	0
2012	10.051801	10.139962	0.88%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	11.770191	13.865015	17.80%	0
2015	12.698164	11.770191	-7.31%	0
2014	12.463196	12.698164	1.89%	0
2013*	10.000000	12.463196	24.63%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	12.951272	12.762624	-1.46%	0
2015	13.830092	12.951272	-6.35%	0
2014	15.450904	13.830092	-10.49%	0
2013	13.202184	15.450904	17.03%	0
2012	11.331470	13.202184	16.51%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2016	9.851226	10.159038	3.12%	1,249
2015	10.615345	9.851226	-7.20%	1,249
2014	10.607759	10.615345	0.07%	1,249
2013	10.129050	10.607759	4.73%	1,249
2012*	10.000000	10.129050	1.29%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2016	10.025832	10.274242	2.48%	0
2015	11.353045	10.025832	-11.69%	0
2014	11.548067	11.353045	-1.69%	0
2013	10.247605	11.548067	12.69%	0
2012*	10.000000	10.247605	2.48%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2016	10.174841	10.495682	3.15%	0
2015	11.187634	10.174841	-9.05%	0
2014	11.200564	11.187634	-0.12%	0
2013	10.265225	11.200564	9.11%	0
2012*	10.000000	10.265225	2.65%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	26.557404	25.841324	-2.70%	0
2015	26.287048	26.557404	1.03%	0
2014	26.431530	26.287048	-0.55%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	9.000015	8.532968	-5.19%	2,650
2015	8.957341	9.000015	0.48%	0
2014*	10.000000	8.957341	-10.43%	0
109

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	20.799097	22.560441	8.47%	42
2015	20.700239	20.799097	0.48%	43
2014	19.240734	20.700239	7.59%	0
2013	15.021393	19.240734	28.09%	0
2012	13.219623	15.021393	13.63%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	28.713249	32.928435	14.68%	19
2015	31.376782	28.713249	-8.49%	19
2014	28.836962	31.376782	8.81%	0
2013	21.042720	28.836962	37.04%	0
2012	18.351799	21.042720	14.66%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	8.903234	9.796623	10.03%	0
2015	10.060673	8.903234	-11.50%	0
2014	10.277216	10.060673	-2.11%	0
2013	10.534639	10.277216	-2.44%	0
2012*	10.000000	10.534639	5.35%	4,418
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	8.534561	9.416520	10.33%	0
2015	8.970052	8.534561	-4.85%	0
2014	9.077276	8.970052	-1.18%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	10.020181	10.048882	0.29%	0
2015	11.077206	10.020181	-9.54%	0
2014	11.332956	11.077206	-2.26%	0
2013	12.446898	11.332956	-8.95%	0
2012	12.138362	12.446898	2.54%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	10.523153	10.389373	-1.27%	9,114
2015	10.776015	10.523153	-2.35%	6,157
2014	10.975869	10.776015	-1.82%	0
2013	11.289295	10.975869	-2.78%	0
2012	10.955543	11.289295	3.05%	2,057
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.028880	0.29%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	10.027595	10.025066	-0.03%	0
2015	10.255570	10.027595	-2.22%	99
2014	10.102889	10.255570	1.51%	0
2013	10.584565	10.102889	-4.55%	0
2012	9.919841	10.584565	6.70%	2,194
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	15.492662	14.728201	-4.93%	0
110

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	29.518552	25.685022	-12.99%	1,959
2015	26.932388	29.518552	9.60%	2,082
2014	21.060683	26.932388	27.88%	2,083
2013	14.358445	21.060683	46.68%	2,189
2012	11.248058	14.358445	27.65%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.222290	7.299016	39.77%	0
2015	8.074339	5.222290	-35.32%	123
2014	10.273556	8.074339	-21.41%	0
2013	9.558322	10.273556	7.48%	0
2012*	10.000000	9.558322	-4.42%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	19.860591	20.854950	5.01%	0
2015	20.985323	19.860591	-5.36%	0
2014	21.946731	20.985323	-4.38%	0
2013	14.990650	21.946731	46.40%	0
2012	14.261374	14.990650	5.11%	0
111

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	10.686622	10.754421	0.63%	698
2015	11.122155	10.686622	-3.92%	676
2014	10.963690	11.122155	1.45%	678
2013	10.061434	10.963690	8.97%	0
2012*	10.000000	10.061434	0.61%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	27.714333	33.671561	21.50%	2,056
2015	30.187843	27.714333	-8.19%	951
2014	28.463310	30.187843	6.06%	1,457
2013	21.242841	28.463310	33.99%	2,464
2012	18.420348	21.242841	15.32%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	11.232388	11.415307	1.63%	1,031
2015	11.830199	11.232388	-5.05%	1,003
2014	11.764048	11.830199	0.56%	963
2013	13.203983	11.764048	-10.91%	4,316
2012	12.631353	13.203983	4.53%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	19.887942	23.761182	19.48%	6,655
2015	20.757259	19.887942	-4.19%	3,580
2014	18.343467	20.757259	13.16%	11,080
2013	14.505402	18.343467	26.46%	0
2012	12.820711	14.505402	13.14%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2016	11.435631	11.943299	4.44%	0
2015	11.874173	11.435631	-3.69%	0
2014	11.852662	11.874173	0.18%	0
2013	10.097257	11.852662	17.38%	0
2012*	10.000000	10.097257	0.97%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.677862	10.935266	12.99%	2,716
2015*	10.000000	9.677862	-3.22%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	13.672261	13.817446	1.06%	5,563
2015	14.186525	13.672261	-3.63%	5,607
2014	14.296492	14.186525	-0.77%	5,610
2013	12.835256	14.296492	11.38%	21,504
2012	11.990408	12.835256	7.05%	10,917
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.135818	10.034530	9.84%	0
2015*	10.000000	9.135818	-8.64%	0
112

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.705669	9.681523	-0.25%	0
2015*	10.000000	9.705669	-2.94%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.349851	14.484954	27.62%	5,230
2015	12.464374	11.349851	-8.94%	42
2014	12.122604	12.464374	2.82%	935
2013*	10.000000	12.122604	21.23%	3,793
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.239524	11.484424	12.16%	0
2015	10.789789	10.239524	-5.10%	0
2014*	10.000000	10.789789	7.90%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	28.335572	34.684282	22.41%	0
2015	29.801246	28.335572	-4.92%	0
2014	29.121077	29.801246	2.34%	0
2013	21.258030	29.121077	36.99%	0
2012	18.867857	21.258030	12.67%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	21.202814	23.004271	8.50%	0
2015	21.592490	21.202814	-1.80%	0
2014	19.610421	21.592490	10.11%	0
2013	15.294706	19.610421	28.22%	0
2012	13.606477	15.294706	12.41%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	18.457976	19.342005	4.79%	647
2015	19.489366	18.457976	-5.29%	648
2014	18.566708	19.489366	4.97%	641
2013	15.784628	18.566708	17.63%	0
2012	14.722741	15.784628	7.21%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.417134	9.988436	6.07%	8,772
2015	9.770433	9.417134	-3.62%	9,219
2014	9.979294	9.770433	-2.09%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	13.109029	13.430108	2.45%	1,835
2015	13.537703	13.109029	-3.17%	1,855
2014	13.344278	13.537703	1.45%	1,870
2013	12.109442	13.344278	10.20%	1,910
2012	11.148506	12.109442	8.62%	366
113

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	13.601654	14.010606	3.01%	0
2015	14.036374	13.601654	-3.10%	0
2014	13.785015	14.036374	1.82%	0
2013	12.245570	13.785015	12.57%	0
2012	11.125502	12.245570	10.07%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	14.183580	14.688893	3.56%	0
2015	14.647303	14.183580	-3.17%	0
2014	14.364680	14.647303	1.97%	0
2013	12.153623	14.364680	18.19%	0
2012	10.839580	12.153623	12.12%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.340714	3.41%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	11.774545	15.304214	29.98%	327
2015	15.262618	11.774545	-22.85%	414
2014	17.973063	15.262618	-15.08%	329
2013	14.871371	17.973063	20.86%	0
2012	14.586605	14.871371	1.95%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	18.721080	21.454141	14.60%	836
2015	20.081943	18.721080	-6.78%	899
2014	19.016120	20.081943	5.60%	858
2013	15.281137	19.016120	24.44%	1,315
2012	13.410812	15.281137	13.95%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.160139	11.60%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	22.483655	22.009810	-2.11%	7,105
2015	21.604065	22.483655	4.07%	10,835
2014	19.990580	21.604065	8.07%	8,100
2013	15.098785	19.990580	32.40%	2,306
2012	13.557967	15.098785	11.36%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	11.815399	12.018250	1.72%	0
2015	12.241069	11.815399	-3.48%	0
2014	11.905446	12.241069	2.82%	14,060
2013	12.487780	11.905446	-4.66%	0
2012	12.147818	12.487780	2.80%	0
114

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	30.795459	33.556384	8.97%	459
2015	32.157658	30.795459	-4.24%	470
2014	31.154006	32.157658	3.22%	821
2013	23.553111	31.154006	32.27%	5,730
2012	21.120119	23.553111	11.52%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	19.272872	17.774948	-7.77%	5,311
2015	19.165819	19.272872	0.56%	5,311
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	10.546878	11.621578	10.19%	3,840
2015	11.551819	10.546878	-8.70%	3,899
2014	11.537705	11.551819	0.12%	3,899
2013	9.575462	11.537705	20.49%	5,043
2012	8.528982	9.575462	12.27%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	12.327315	13.684635	11.01%	5,982
2015	13.624066	12.327315	-9.52%	6,353
2014	13.377466	13.624066	1.84%	6,371
2013	12.060183	13.377466	10.92%	10,569
2012	10.997756	12.060183	9.66%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	25.458441	32.268181	26.75%	0
2015	28.237562	25.458441	-9.84%	0
2014	28.841769	28.237562	-2.09%	0
2013	21.746023	28.841769	32.63%	0
2012	18.869568	21.746023	15.24%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	8.925253	8.944730	0.22%	130
2015	9.580716	8.925253	-6.84%	130
2014	9.664386	9.580716	-0.87%	131
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.390248	10.554449	1.58%	0
2015	11.332377	10.390248	-8.31%	0
2014	11.199009	11.332377	1.19%	0
2013	10.129532	11.199009	10.56%	0
2012*	10.000000	10.129532	1.30%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	9.917855	9.609032	-3.11%	0
2015	10.002897	9.917855	-0.85%	0
2014	9.817725	10.002897	1.89%	0
2013*	10.000000	9.817725	-1.82%	0
115

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	11.661319	12.847522	10.17%	195
2015	12.514527	11.661319	-6.82%	195
2014	12.340673	12.514527	1.41%	195
2013	9.867684	12.340673	25.06%	50
2012*	10.000000	9.867684	-1.32%	0
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	13.062620	12.390759	-5.14%	15,119
2015	14.640303	13.062620	-10.78%	14,880
2014	15.874841	14.640303	-7.78%	14,782
2013	13.031665	15.874841	21.82%	26,337
2012	11.233106	13.031665	16.01%	11,173
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.408794	11.774127	13.12%	16,866
2015	11.436112	10.408794	-8.98%	17,352
2014	11.527832	11.436112	-0.80%	17,697
2013	10.716407	11.527832	7.57%	8,767
2012*	10.000000	10.716407	7.16%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.154754	12.557207	3.31%	4,515
2015	13.251669	12.154754	-8.28%	4,678
2014	12.619340	13.251669	5.01%	4,734
2013	9.976047	12.619340	26.50%	5,079
2012*	10.000000	9.976047	-0.24%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.696391	9.649868	-0.48%	0
2015*	10.000000	9.696391	-3.04%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	28.064021	27.853047	-0.75%	2,522
2015	25.753605	28.064021	8.97%	2,525
2014	24.389393	25.753605	5.59%	2,536
2013	19.141071	24.389393	27.42%	1,928
2012	15.875501	19.141071	20.57%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	14.104390	15.633801	10.84%	4,465
2015	13.845152	14.104390	1.87%	4,465
2014	13.006210	13.845152	6.45%	4,465
2013	9.867743	13.006210	31.81%	3,615
2012*	10.000000	9.867743	-1.32%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	22.770617	20.681702	-9.17%	82
2015	25.649229	22.770617	-11.22%	82
2014	29.975372	25.649229	-14.43%	6,403
2013	26.943221	29.975372	11.25%	355
2012	24.455200	26.943221	10.17%	0
116

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.045948	8.285303	17.59%	3,328
2015	9.053812	7.045948	-22.18%	0
2014	9.752610	9.053812	-7.17%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.883900	-1.16%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	11.952332	12.660334	5.92%	4,258
2015	12.546988	11.952332	-4.74%	4,261
2014	13.932885	12.546988	-9.95%	4,261
2013	10.134558	13.932885	37.48%	3,267
2012*	10.000000	10.134558	1.35%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	23.309682	25.819998	10.77%	4,899
2015	24.169982	23.309682	-3.56%	5,095
2014	22.529349	24.169982	7.28%	5,219
2013	17.067052	22.529349	32.00%	5,377
2012	15.129737	17.067052	12.80%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	14.554812	14.714545	1.10%	4,592
2015	14.062215	14.554812	3.50%	4,631
2014	14.283219	14.062215	-1.55%	4,636
2013	11.495138	14.283219	24.25%	8,167
2012	10.185979	11.495138	12.85%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.150343	9.122660	11.93%	0
2015*	10.000000	8.150343	-18.50%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	14.352158	15.510482	8.07%	0
2015	15.881190	14.352158	-9.63%	0
2014	16.657430	15.881190	-4.66%	0
2013	12.970406	16.657430	28.43%	0
2012	10.865709	12.970406	19.37%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	19.406608	22.712701	17.04%	2,128
2015	20.861624	19.406608	-6.97%	988
2014	18.972881	20.861624	9.95%	929
2013	14.801183	18.972881	28.18%	5,794
2012	13.285790	14.801183	11.41%	524
117

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	12.808847	13.592659	6.12%	58,965
2015	13.029314	12.808847	-1.69%	59,572
2014	12.747828	13.029314	2.21%	63,397
2013	10.621504	12.747828	20.02%	36,932
2012	9.429319	10.621504	12.64%	3,235
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	10.155754	10.149410	-0.06%	74,625
2015	10.456377	10.155754	-2.88%	73,377
2014	10.231614	10.456377	2.20%	75,234
2013	10.787813	10.231614	-5.16%	44,050
2012	10.557831	10.787813	2.18%	3,110
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	14.293463	13.941788	-2.46%	1,191
2015	13.780880	14.293463	3.72%	1,210
2014	13.900870	13.780880	-0.86%	1,230
2013	11.099915	13.900870	25.23%	814
2012	9.339846	11.099915	18.84%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	13.653419	14.497454	6.18%	374
2015	13.178117	13.653419	3.61%	374
2014	12.526372	13.178117	5.20%	371
2013	9.927570	12.526372	26.18%	221
2012	8.686745	9.927570	14.28%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	11.937609	12.910754	8.15%	65,763
2015	12.130780	11.937609	-1.59%	66,432
2014	11.304781	12.130780	7.31%	87,933
2013	8.733162	11.304781	29.45%	44,724
2012	7.663770	8.733162	13.95%	4,072
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	19.749754	22.606854	14.47%	905
2015	21.701497	19.749754	-8.99%	905
2014	20.465453	21.701497	6.04%	905
2013	15.537474	20.465453	31.72%	3,922
2012	13.507027	15.537474	15.03%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.219143	9.242496	0.25%	0
2015*	10.000000	9.219143	-7.81%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	10.634697	11.532686	8.44%	0
2015	11.280599	10.634697	-5.73%	0
118

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	10.474764	11.092241	5.89%	0
2015	10.952887	10.474764	-4.37%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	16.644501	18.498681	11.14%	1,495
2015	17.555424	16.644501	-5.19%	0
2014	17.584840	17.555424	-0.17%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	11.548816	12.766434	10.54%	0
2015	12.006432	11.548816	-3.81%	0
2014	11.574101	12.006432	3.74%	0
2013	8.283076	11.574101	39.73%	0
2012	7.282953	8.283076	13.73%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	13.394976	14.359295	7.20%	88
2015	13.817438	13.394976	-3.06%	94
2014	12.843706	13.817438	7.58%	1,217
2013	9.522109	12.843706	34.88%	13,655
2012	8.782218	9.522109	8.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	11.205028	11.821316	5.50%	4,712
2015	11.715574	11.205028	-4.36%	4,712
2014	11.516624	11.715574	1.73%	4,712
2013	9.136844	11.516624	26.05%	3,882
2012	8.080806	9.136844	13.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	11.151106	11.519551	3.30%	33,844
2015	11.577334	11.151106	-3.68%	35,370
2014	11.402468	11.577334	1.53%	36,896
2013	10.215475	11.402468	11.62%	38,402
2012	9.449060	10.215475	8.11%	6,182
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	11.333116	11.841468	4.49%	0
2015	11.798423	11.333116	-3.94%	0
2014	11.575827	11.798423	1.92%	0
2013	9.807221	11.575827	18.03%	0
2012	8.865331	9.807221	10.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	10.547475	10.742423	1.85%	11,891
2015	10.914719	10.547475	-3.36%	12,867
2014	10.849832	10.914719	0.60%	12,907
2013	10.621245	10.849832	2.15%	3,483
2012	10.149962	10.621245	4.64%	627
119

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	9.949019	10.224326	2.77%	56,328
2015	10.678433	9.949019	-6.83%	58,587
2014	10.726691	10.678433	-0.45%	60,987
2013*	10.000000	10.726691	7.27%	60,987
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	9.892874	10.229790	3.41%	0
2015	10.683223	9.892874	-7.40%	0
2014	10.863951	10.683223	-1.66%	0
2013*	10.000000	10.863951	8.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	11.268462	11.710010	3.92%	37,021
2015	11.699950	11.268462	-3.69%	37,021
2014	11.493197	11.699950	1.80%	37,021
2013	10.021658	11.493197	14.68%	0
2012	9.161783	10.021658	9.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	11.251269	11.785471	4.75%	0
2015	11.734515	11.251269	-4.12%	0
2014	11.528076	11.734515	1.79%	0
2013	9.528537	11.528076	20.98%	0
2012	8.542514	9.528537	11.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	10.991362	11.342709	3.20%	8,423
2015	11.412153	10.991362	-3.69%	8,543
2014	11.263030	11.412153	1.32%	8,620
2013	10.400688	11.263030	8.29%	8,724
2012	9.709305	10.400688	7.12%	6,070
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	10.859378	11.101568	2.23%	0
2015	11.254091	10.859378	-3.51%	0
2014	11.043715	11.254091	1.90%	0
2013	11.591093	11.043715	-4.72%	0
2012	11.078408	11.591093	4.63%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	11.810918	11.882371	0.60%	1,387
2015	12.195521	11.810918	-3.15%	1,354
2014	11.944410	12.195521	2.10%	1,358
2013	12.526221	11.944410	-4.64%	1,008
2012	12.012972	12.526221	4.27%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	21.567892	22.568343	4.64%	7,938
2015	26.448981	21.567892	-18.45%	7,938
2014	28.820755	26.448981	-8.23%	13,831
120

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	10.943430	10.733235	-1.92%	0
2015	11.253591	10.943430	-2.76%	17,349
2014	11.054816	11.253591	1.80%	0
2013	11.835799	11.054816	-6.60%	0
2012	11.798153	11.835799	0.32%	11,314
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	8.227585	8.010754	-2.64%	12,862
2015	8.451546	8.227585	-2.65%	13,177
2014	8.681607	8.451546	-2.65%	2,327
2013	8.917938	8.681607	-2.65%	2,058
2012	9.161369	8.917938	-2.66%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	7.681479	7.525858	-2.03%	15,074
2015	8.153251	7.681479	-5.79%	15,418
2014	8.435949	8.153251	-3.35%	15,667
2013	7.370964	8.435949	14.45%	5,316
2012	6.571446	7.370964	12.17%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	8.384738	8.205847	-2.13%	0
2015	8.734363	8.384738	-4.00%	0
2014	9.563986	8.734363	-8.67%	0
2013	8.118427	9.563986	17.81%	0
2012	7.055027	8.118427	15.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	20.360766	21.699514	6.58%	0
2015	21.125943	20.360766	-3.62%	0
2014	20.670538	21.125943	2.20%	0
2013	16.686340	20.670538	23.88%	27,298
2012	14.789566	16.686340	12.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	13.965799	14.453677	3.49%	6,657
2015	14.370949	13.965799	-2.82%	6,762
2014	14.114934	14.370949	1.81%	6,891
2013	12.783089	14.114934	10.42%	6,983
2012	12.005081	12.783089	6.48%	4,929
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	15.896388	16.674079	4.89%	0
2015	16.416468	15.896388	-3.17%	3,300
2014	16.027981	16.416468	2.42%	0
2013	13.778148	16.027981	16.33%	0
2012	12.609411	13.778148	9.27%	0
121

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	11.961958	12.142387	1.51%	17,294
2015	12.255152	11.961958	-2.39%	17,878
2014	12.117340	12.255152	1.14%	7,959
2013	11.873485	12.117340	2.05%	63,763
2012	11.597274	11.873485	2.38%	5,289
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	9.923895	10.213111	2.91%	0
2015	10.535557	9.923895	-5.81%	0
2014	10.562946	10.535557	-0.26%	0
2013*	10.000000	10.562946	5.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.862422	10.269207	4.12%	0
2015	10.548121	9.862422	-6.50%	0
2014	10.650620	10.548121	-0.96%	0
2013*	10.000000	10.650620	6.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	16.363896	17.069445	4.31%	70,924
2015	16.865817	16.363896	-2.98%	77,538
2014	16.471514	16.865817	2.39%	81,322
2013	14.507539	16.471514	13.54%	20,500
2012	13.449250	14.507539	7.87%	19,692
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	18.693470	19.743082	5.61%	0
2015	19.343561	18.693470	-3.36%	0
2014	18.931687	19.343561	2.18%	0
2013	15.890853	18.931687	19.14%	0
2012	14.349835	15.890853	10.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	14.233672	14.647821	2.91%	6,531
2015	14.625623	14.233672	-2.68%	6,638
2014	14.343929	14.625623	1.96%	6,740
2013	13.334852	14.343929	7.57%	8,267
2012	12.679315	13.334852	5.17%	4,715
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	21.183540	21.309347	0.59%	624
2015	20.759076	21.183540	2.04%	1,858
2014	19.642326	20.759076	5.69%	0
2013	14.804740	19.642326	32.68%	0
2012	12.842741	14.804740	15.28%	526
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.403149	9.937163	5.68%	0
2015	9.881177	9.403149	-4.84%	0
2014*	10.000000	9.881177	-1.19%	0
122

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.822978	10.524060	7.14%	0
2015	10.076142	9.822978	-2.51%	5,367
2014*	10.000000	10.076142	0.76%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	28.064549	32.866733	17.11%	0
2015	29.578146	28.064549	-5.12%	0
2014	27.767526	29.578146	6.52%	0
2013	21.438081	27.767526	29.52%	0
2012	18.747259	21.438081	14.35%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	12.573578	13.299802	5.78%	0
2015	13.300318	12.573578	-5.46%	0
2014	13.151606	13.300318	1.13%	3,724
2013	13.663278	13.151606	-3.74%	0
2012	12.504333	13.663278	9.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	9.564713	9.081740	-5.05%	5,360
2015	9.889883	9.564713	-3.29%	5,360
2014	10.298393	9.889883	-3.97%	5,360
2013	8.737078	10.298393	17.87%	4,390
2012	7.769580	8.737078	12.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	12.397263	12.670840	2.21%	3,645
2015	13.454099	12.397263	-7.86%	3,645
2014	15.301228	13.454099	-12.07%	8,047
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	13.255726	13.162247	-0.71%	3,079
2015	13.203353	13.255726	0.40%	3,079
2014	12.313165	13.203353	7.23%	3,079
2013	9.409853	12.313165	30.85%	3,079
2012	8.323184	9.409853	13.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	11.781617	13.310747	12.98%	13,984
2015	12.533109	11.781617	-6.00%	10,878
2014	11.678059	12.533109	7.32%	10,878
2013	8.883950	11.678059	31.45%	10,100
2012	7.761048	8.883950	14.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	12.833311	13.250755	3.25%	0
2015	13.228448	12.833311	-2.99%	0
2014	13.101259	13.228448	0.97%	0
2013	9.709307	13.101259	34.94%	0
2012	8.700139	9.709307	11.60%	0
123

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	15.042878	17.222093	14.49%	4,484
2015	15.911577	15.042878	-5.46%	4,664
2014	13.967378	15.911577	13.92%	10,131
2013	10.574608	13.967378	32.08%	2,750
2012	9.336940	10.574608	13.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	19.197583	20.196333	5.20%	2,836
2015	19.616351	19.197583	-2.13%	2,836
2014	19.651593	19.616351	-0.18%	2,836
2013	14.022958	19.651593	40.14%	2,328
2012	12.737823	14.022958	10.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	26.916302	32.917360	22.30%	1,909
2015	29.504842	26.916302	-8.77%	1,909
2014	28.387526	29.504842	3.94%	1,909
2013	20.824777	28.387526	36.32%	1,568
2012	17.782218	20.824777	17.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	24.835870	29.630647	19.31%	125
2015	26.004882	24.835870	-4.50%	127
2014	26.565188	26.004882	-2.11%	129
2013	19.414854	26.565188	36.83%	30
2012	17.308959	19.414854	12.17%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	18.874539	20.426167	8.22%	145
2015	19.260887	18.874539	-2.01%	156
2014	17.694338	19.260887	8.85%	157
2013	13.896886	17.694338	27.33%	34
2012	12.539652	13.896886	10.82%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	11.874002	12.390032	4.35%	2,716
2015	12.929116	11.874002	-8.16%	2,825
2014	10.326723	12.929116	25.20%	2,902
2013	10.328946	10.326723	-0.02%	0
2012	9.180288	10.328946	12.51%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.539272	13.599162	8.45%	3,035
2015	12.760299	12.539272	-1.73%	0
2014	11.591731	12.760299	10.08%	0
2013*	10.000000	11.591731	15.92%	2,368
124

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.334158	9.313914	-0.22%	0
2015	9.621082	9.334158	-2.98%	0
2014	9.834411	9.621082	-2.17%	0
2013	10.091490	9.834411	-2.55%	0
2012	10.014066	10.091490	0.77%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	11.737978	13.812916	17.68%	0
2015	12.676435	11.737978	-7.40%	0
2014	12.454663	12.676435	1.78%	0
2013*	10.000000	12.454663	24.55%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	12.862917	12.662581	-1.56%	705
2015	13.749865	12.862917	-6.45%	662
2014	15.377057	13.749865	-10.58%	599
2013	13.152570	15.377057	16.91%	475
2012	11.300509	13.152570	16.39%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2016	9.819295	10.115748	3.02%	0
2015	10.591817	9.819295	-7.29%	0
2014	10.595123	10.591817	-0.03%	0
2013	10.127373	10.595123	4.62%	19,604
2012*	10.000000	10.127373	1.27%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2016	9.993344	10.230464	2.37%	0
2015	11.327873	9.993344	-11.78%	0
2014	11.534303	11.327873	-1.79%	0
2013	10.245910	11.534303	12.57%	0
2012*	10.000000	10.245910	2.46%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2016	10.141864	10.450972	3.05%	0
2015	11.162836	10.141864	-9.15%	0
2014	11.187216	11.162836	-0.22%	0
2013	10.263527	11.187216	9.00%	0
2012*	10.000000	10.263527	2.64%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	26.208698	25.475919	-2.80%	429
2015	25.968534	26.208698	0.92%	429
2014	26.138085	25.968534	-0.65%	429
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	8.984601	8.509626	-5.29%	0
2015	8.951190	8.984601	0.37%	0
2014*	10.000000	8.951190	-10.49%	0
125

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	20.526060	22.241498	8.36%	0
2015	20.449475	20.526060	0.37%	0
2014	19.027169	20.449475	7.48%	0
2013	14.869895	19.027169	27.96%	0
2012	13.099764	14.869895	13.51%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	28.336200	32.462792	14.56%	5,287
2015	30.996578	28.336200	-8.58%	5,381
2014	28.516799	30.996578	8.70%	5,449
2013	20.830440	28.516799	36.90%	2,543
2012	18.185375	20.830440	14.55%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	8.869767	9.749813	9.92%	0
2015	10.033174	8.869767	-11.60%	0
2014	10.259652	10.033174	-2.21%	0
2013	10.527435	10.259652	-2.54%	1,315
2012*	10.000000	10.527435	5.27%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	8.511198	9.381131	10.22%	0
2015	8.954671	8.511198	-4.95%	0
2014	9.071021	8.954671	-1.28%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	9.951805	9.970103	0.18%	0
2015	11.012921	9.951805	-9.64%	0
2014	11.278769	11.012921	-2.36%	0
2013	12.400103	11.278769	-9.04%	0
2012	12.105181	12.400103	2.44%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	10.451343	10.307917	-1.37%	3,779
2015	10.713475	10.451343	-2.45%	3,556
2014	10.923373	10.713475	-1.92%	3,528
2013	11.246847	10.923373	-2.88%	2,577
2012	10.925588	11.246847	2.94%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.021986	0.22%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	9.979683	9.966945	-0.13%	5,599
2015	10.217049	9.979683	-2.32%	5,424
2014	10.075284	10.217049	1.41%	5,444
2013	10.566487	10.075284	-4.65%	4,505
2012	9.913094	10.566487	6.59%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	15.292447	14.522988	-5.03%	0
126

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	29.347525	25.510064	-13.08%	8,478
2015	26.803846	29.347525	9.49%	7,137
2014	20.981677	26.803846	27.75%	11,293
2013	14.319251	20.981677	46.53%	8,302
2012	11.228903	14.319251	27.52%	2,523
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.202650	7.264129	39.62%	0
2015	8.052256	5.202650	-35.39%	0
2014	10.255998	8.052256	-21.49%	0
2013	9.551789	10.255998	7.37%	0
2012*	10.000000	9.551789	-4.48%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	19.634941	20.596901	4.90%	349
2015	20.768220	19.634941	-5.46%	357
2014	21.741997	20.768220	-4.48%	375
2013	14.866034	21.741997	46.25%	319
2012	14.157393	14.866034	5.01%	0
127

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2016	10.606335	10.651755	0.43%	0
2015	11.061323	10.606335	-4.11%	0
2014	10.926177	11.061323	1.24%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2016	24.947107	30.247427	21.25%	402
2015	27.229607	24.947107	-8.38%	234
2014	25.726932	27.229607	5.84%	229
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2016	10.936072	11.091400	1.42%	781
2015	11.541832	10.936072	-5.25%	0
2014	11.500928	11.541832	0.36%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2016	19.456527	23.198135	19.23%	1,920
2015	20.348797	19.456527	-4.38%	1,083
2014	18.019510	20.348797	12.93%	923
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2016	10.492435	10.935775	4.23%	1,340
2015	10.917247	10.492435	-3.89%	0
2014	10.919911	10.917247	-0.02%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2016	9.664562	10.897864	12.76%	4,907
2015*	10.000000	9.664562	-3.35%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2016	13.486078	13.601351	0.85%	2,290
2015	14.022151	13.486078	-3.82%	2,290
2014	14.159939	14.022151	-0.97%	1,810
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2016	9.123264	10.000207	9.61%	0
2015*	10.000000	9.123264	-8.77%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2016	9.692328	9.648414	-0.45%	3,324
2015*	10.000000	9.692328	-3.08%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2016	11.287750	14.376208	27.36%	4,432
2015	12.421712	11.287750	-9.13%	2,594
2014	12.105982	12.421712	2.61%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2016	10.204450	11.421645	11.93%	5,974
2015	10.774972	10.204450	-5.29%	3,447
2014*	10.000000	10.774972	7.75%	0
128

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2016	25.457008	31.096970	22.15%	0
2015	26.828908	25.457008	-5.11%	0
2014	26.270556	26.828908	2.13%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2016	18.871137	20.432548	8.27%	0
2015	19.257526	18.871137	-2.01%	0
2014	17.525788	19.257526	9.88%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2016	16.628230	17.388929	4.57%	0
2015	17.593527	16.628230	-5.49%	0
2014	16.795122	17.593527	4.75%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2016	9.433136	9.984909	5.85%	0
2015	9.807171	9.433136	-3.81%	0
2014*	10.000000	9.807171	-1.93%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2016	12.824590	13.111783	2.24%	17,581
2015	13.271241	12.824590	-3.37%	3,183
2014	13.108541	13.271241	1.24%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2016	13.306502	13.678504	2.80%	0
2015	13.760073	13.306502	-3.30%	0
2014	13.541487	13.760073	1.61%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2016	13.875833	14.340762	3.35%	0
2015	14.359008	13.875833	-3.36%	0
2014	14.110938	14.359008	1.76%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	10.326658	3.27%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2016	11.518918	14.941271	29.71%	4,897
2015	14.962068	11.518918	-23.01%	2,614
2014	17.655476	14.962068	-15.26%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2016	16.778652	19.188768	14.36%	401
2015	18.035381	16.778652	-6.97%	0
2014	17.113328	18.035381	5.39%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2016*	10.000000	11.144978	11.45%	0
129

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2016	19.737859	19.282300	-2.31%	6,848
2015	19.004730	19.737859	3.86%	4,207
2014	17.621578	19.004730	7.85%	669
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2016	11.313537	11.484189	1.51%	1,643
2015	11.745278	11.313537	-3.68%	0
2014	11.446764	11.745278	2.61%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2016	29.215641	31.769728	8.74%	2,205
2015	30.570788	29.215641	-4.43%	1,907
2014	29.677652	30.570788	3.01%	205
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2016	18.436690	16.968921	-7.96%	781
2015	18.372052	18.436690	0.35%	334
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2016	10.381873	11.416322	9.96%	0
2015	11.394514	10.381873	-8.89%	0
2014	11.404023	11.394514	-0.08%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2016	12.084632	13.387752	10.78%	786
2015	13.383363	12.084632	-9.70%	1,205
2014	13.168160	13.383363	1.63%	1,167
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2016	22.794135	28.832064	26.49%	0
2015	25.334492	22.794135	-10.03%	0
2014	25.929887	25.334492	-2.30%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2016	9.196152	9.197329	0.01%	1,021
2015	9.891841	9.196152	-7.03%	1,099
2014*	10.000000	9.891841	-1.08%	262
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2016	10.312188	10.453696	1.37%	1,202
2015	11.270417	10.312188	-8.50%	1,134
2014	11.160699	11.270417	0.98%	1,106
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2016	9.863589	9.536887	-3.31%	0
2015	9.968642	9.863589	-1.05%	0
2014	9.804241	9.968642	1.68%	0
130

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2016	11.573727	12.724891	9.95%	0
2015	12.446106	11.573727	-7.01%	0
2014	12.298480	12.446106	1.20%	0
Ivy Variable Insurance Portfolios - Asset Strategy - Q/NQ
2016	12.884716	12.196952	-5.34%	3,515
2015	14.470666	12.884716	-10.96%	5,553
2014	15.723221	14.470666	-7.97%	3,215
Ivy Variable Insurance Portfolios - High Income - Q/NQ
2016	10.330624	11.661776	12.89%	2,399
2015	11.373597	10.330624	-9.17%	2,399
2014	11.488410	11.373597	-1.00%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2016	12.063433	12.437322	3.10%	1,513
2015	13.179193	12.063433	-8.47%	1,233
2014	12.576162	13.179193	4.80%	1,290
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2016	9.683067	9.616868	-0.68%	13,085
2015*	10.000000	9.683067	-3.17%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2016	25.621949	25.377233	-0.96%	0
2015	23.560979	25.621949	8.75%	0
2014	22.358839	23.560979	5.38%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2016	13.998188	15.484318	10.62%	9,543
2015	13.769177	13.998188	1.66%	3,511
2014	12.961465	13.769177	6.23%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2016	20.934619	18.975150	-9.36%	0
2015	23.629732	20.934619	-11.41%	0
2014	27.672179	23.629732	-14.61%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2016	7.264344	8.524629	17.35%	6,146
2015	9.353698	7.264344	-22.34%	53,674
2014*	10.000000	9.353698	-6.46%	48,691
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2016*	10.000000	9.870473	-1.30%	10,640
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2016	11.862540	12.539476	5.71%	0
2015	12.478367	11.862540	-4.94%	0
2014	13.885236	12.478367	-10.13%	0
131

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2016	21.221965	23.459287	10.54%	0
2015	22.050521	21.221965	-3.76%	0
2014	20.596062	22.050521	7.06%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2016	14.386342	14.514435	0.89%	10,522
2015	13.928054	14.386342	3.29%	4,620
2014	14.176074	13.928054	-1.75%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2016	8.139126	9.091448	11.70%	4,139
2015*	10.000000	8.139126	-18.61%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2016	14.200506	15.315145	7.85%	0
2015	15.745751	14.200506	-9.81%	0
2014	16.549380	15.745751	-4.86%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2016	19.142396	22.357603	16.80%	2,360
2015	20.619984	19.142396	-7.17%	1,104
2014	18.791711	20.619984	9.73%	311
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2016	12.556624	13.297705	5.90%	17,930
2015	12.799045	12.556624	-1.89%	14,103
2014	12.548315	12.799045	2.00%	13,360
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2016	9.955862	9.929263	-0.27%	20,058
2015	10.271667	9.955862	-3.07%	17,482
2014	10.071563	10.271667	1.99%	16,332
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2016	14.012016	13.639271	-2.66%	7,237
2015	13.537350	14.012016	3.51%	4,875
2014	13.683337	13.537350	-1.07%	1,145
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2016	13.384511	14.182804	5.96%	1,318
2015	12.945167	13.384511	3.39%	964
2014	12.330279	12.945167	4.99%	980
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2016	11.726651	12.656625	7.93%	22,207
2015	11.940937	11.726651	-1.79%	20,687
2014	11.150775	11.940937	7.09%	15,573
132

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2016	17.730689	20.254130	14.23%	231
2015	19.523032	17.730689	-9.18%	0
2014	18.448978	19.523032	5.82%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2016	9.210260	9.214677	0.05%	1,493
2015*	10.000000	9.210260	-7.90%	0
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II - Q/NQ
2016	9.498734	10.279723	8.22%	0
2015	10.096412	9.498734	-5.92%	0
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II - Q/NQ
2016	9.486531	10.025162	5.68%	0
2015	9.939976	9.486531	-4.56%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2016	14.997475	16.634052	10.91%	0
2015	15.850825	14.997475	-5.38%	0
2014	15.910070	15.850825	-0.37%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2016	11.368067	12.540897	10.32%	0
2015	11.842857	11.368067	-4.01%	0
2014	11.439929	11.842857	3.52%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2016	13.185379	14.105661	6.98%	0
2015	13.629230	13.185379	-3.26%	0
2014	12.694842	13.629230	7.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2016	11.029693	11.612493	5.28%	0
2015	11.555999	11.029693	-4.55%	0
2014	11.383153	11.555999	1.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2016	10.976680	11.316129	3.09%	7,544
2015	11.419706	10.976680	-3.88%	3,723
2014	11.270381	11.419706	1.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2016	11.155785	11.632303	4.27%	0
2015	11.637731	11.155785	-4.14%	0
2014	11.441685	11.637731	1.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2016	10.382498	10.552724	1.64%	0
2015	10.766117	10.382498	-3.56%	0
2014	10.724143	10.766117	0.39%	0
133

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2016	9.894577	10.147543	2.56%	58,582
2015	10.641867	9.894577	-7.02%	8,505
2014	10.711962	10.641867	-0.65%	2,347
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2016	9.838725	10.152949	3.19%	54,624
2015	10.646625	9.838725	-7.59%	6,226
2014	10.849038	10.646625	-1.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2016	11.092181	11.503205	3.71%	21,740
2015	11.540629	11.092181	-3.89%	39,897
2014	11.360036	11.540629	1.59%	26,958
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2016	11.075255	11.577342	4.53%	0
2015	11.574734	11.075255	-4.32%	0
2014	11.394513	11.574734	1.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2016	10.819399	11.142382	2.99%	5,925
2015	11.256742	10.819399	-3.89%	5,974
2014	11.132523	11.256742	1.12%	4,290
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2016	10.689550	10.905574	2.02%	0
2015	11.100905	10.689550	-3.71%	0
2014	10.915807	11.100905	1.70%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2016	11.626232	11.672606	0.40%	0
2015	12.029540	11.626232	-3.35%	0
2014	11.806084	12.029540	1.89%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2016	20.059660	20.947168	4.42%	0
2015	24.650136	20.059660	-18.62%	0
2014	26.915950	24.650136	-8.42%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2016	10.570630	10.346349	-2.12%	0
2015	10.892598	10.570630	-2.96%	0
2014	10.722229	10.892598	1.59%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2016	8.011938	7.784809	-2.83%	0
2015	8.246977	8.011938	-2.85%	374
2014	8.488909	8.246977	-2.85%	377
134

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2016	7.561253	7.392898	-2.23%	0
2015	8.042169	7.561253	-5.98%	0
2014	8.338150	8.042169	-3.55%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2016	8.219598	8.027742	-2.33%	0
2015	8.579975	8.219598	-4.20%	0
2014	9.414283	8.579975	-8.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2016	18.356050	19.522912	6.36%	0
2015	19.085107	18.356050	-3.82%	0
2014	18.712143	19.085107	1.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2016	13.775656	14.227694	3.28%	6,010
2015	14.204463	13.775656	-3.02%	2,964
2014	13.980133	14.204463	1.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2016	15.679908	16.413305	4.68%	0
2015	16.226245	15.679908	-3.37%	0
2014	15.874871	16.226245	2.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2016	11.420056	11.568553	1.30%	0
2015	11.724056	11.420056	-2.59%	0
2014	11.616088	11.724056	0.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2016	9.869558	10.136389	2.70%	56,452
2015	10.499449	9.869558	-6.00%	8,546
2014	10.548432	10.499449	-0.46%	2,374
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2016	9.808420	10.192058	3.91%	54,516
2015	10.511971	9.808420	-6.69%	6,239
2014	10.635981	10.511971	-1.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2016	15.137558	15.757884	4.10%	0
2015	15.633991	15.137558	-3.18%	0
2014	15.299921	15.633991	2.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2016	17.063713	17.984906	5.40%	0
2015	17.693477	17.063713	-3.56%	0
2014	17.352389	17.693477	1.97%	0
135

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2016	13.364504	13.725186	2.70%	3,280
2015	13.760797	13.364504	-2.88%	3,280
2014	13.523549	13.760797	1.75%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2016	20.895124	20.976150	0.39%	2,098
2015	20.518585	20.895124	1.84%	2,098
2014	19.454741	20.518585	5.47%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2016	9.374829	9.886937	5.46%	48,487
2015	9.871717	9.374829	-5.03%	6,936
2014*	10.000000	9.871717	-1.28%	2,610
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2016	9.793405	10.470894	6.92%	0
2015	10.066499	9.793405	-2.71%	0
2014*	10.000000	10.066499	0.66%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2016	24.993881	29.210711	16.87%	0
2015	26.396106	24.993881	-5.31%	0
2014	24.831290	26.396106	6.30%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2016	11.832977	12.490784	5.56%	2,213
2015	12.542678	11.832977	-5.66%	2,213
2014	12.427970	12.542678	0.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2016	9.415062	8.921328	-5.24%	1,336
2015	9.755189	9.415062	-3.49%	0
2014	10.179053	9.755189	-4.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2016	12.078378	12.319618	2.00%	5,089
2015	13.135030	12.078378	-8.04%	3,932
2014	14.969125	13.135030	-12.25%	418
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2016	13.048294	12.929727	-0.91%	1,377
2015	13.023508	13.048294	0.19%	0
2014	12.170449	13.023508	7.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2016	11.597261	13.075635	12.75%	1,754
2015	12.362402	11.597261	-6.19%	0
2014	11.542710	12.362402	7.10%	0
136

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2016	12.632486	13.016681	3.04%	214
2015	13.048257	12.632486	-3.19%	0
2014	12.949418	13.048257	0.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2016	14.807531	16.917932	14.25%	1,123
2015	15.694895	14.807531	-5.65%	620
2014	13.805540	15.694895	13.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2016	17.008560	17.856765	4.99%	160
2015	17.415366	17.008560	-2.34%	0
2014	17.482579	17.415366	-0.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2016	23.228181	28.348782	22.04%	111
2015	25.514479	23.228181	-8.96%	0
2014	24.598809	25.514479	3.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2016	22.156593	26.379979	19.06%	119
2015	23.247258	22.156593	-4.69%	0
2014	23.797052	23.247258	-2.31%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2016	16.886571	18.237343	8.00%	0
2015	17.267705	16.886571	-2.21%	0
2014	15.895927	17.267705	8.63%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2016	11.688118	12.171111	4.13%	3,075
2015	12.752922	11.688118	-8.35%	1,159
2014	10.206939	12.752922	24.94%	523
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2016	12.470660	13.497055	8.23%	2,263
2015	12.716613	12.470660	-1.93%	897
2014	11.575821	12.716613	9.85%	909
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2016	9.188161	9.149437	-0.42%	12,244
2015	9.490082	9.188161	-3.18%	0
2014	9.720476	9.490082	-2.37%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2016	11.673749	13.709203	17.44%	0
2015	12.633032	11.673749	-7.59%	0
2014	12.437573	12.633032	1.57%	0
137

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2016	12.687711	12.464500	-1.76%	3,614
2015	13.590517	12.687711	-6.64%	1,274
2014	15.230165	13.590517	-10.77%	1,152
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2016	9.344333	9.606725	2.81%	0
2015	10.100251	9.344333	-7.48%	0
2014	10.124210	10.100251	-0.24%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2016	9.221708	9.421185	2.16%	0
2015	10.474732	9.221708	-11.96%	0
2014	10.687589	10.474732	-1.99%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2016	9.422588	9.689880	2.84%	29,590
2015	10.392506	9.422588	-9.33%	29,590
2014	10.436649	10.392506	-0.42%	29,590
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2016	23.901995	23.186096	-3.00%	0
2015	23.731736	23.901995	0.72%	0
2014	23.935879	23.731736	-0.85%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2016	8.953816	8.463102	-5.48%	0
2015	8.938890	8.953816	0.17%	0
2014*	10.000000	8.938890	-10.61%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2016	18.482182	19.985789	8.14%	1,877
2015	18.451138	18.482182	0.17%	0
2014	17.203163	18.451138	7.25%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2016	25.094807	28.690481	14.33%	422
2015	27.507402	25.094807	-8.77%	298
2014	25.358854	27.507402	8.47%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2016	8.803140	9.656765	9.70%	0
2015	9.978300	8.803140	-11.78%	0
2014	10.224540	9.978300	-2.41%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2016	9.104290	10.014292	10.00%	0
2015	9.598402	9.104290	-5.15%	0
2014*	10.000000	9.598402	-4.02%	0
138

Maximum Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2016	9.816262	9.814159	-0.02%	0
2015	10.885287	9.816262	-9.82%	0
2014	11.170993	10.885287	-2.56%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2016	10.308990	10.146695	-1.57%	0
2015	10.589308	10.308990	-2.65%	5,525
2014	10.818999	10.589308	-2.12%	5,568
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2016*	10.000000	10.008195	0.08%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2016	9.884384	9.851549	-0.33%	832
2015	10.140324	9.884384	-2.52%	6,057
2014	10.020203	10.140324	1.20%	6,190
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2016	14.899111	14.120435	-5.23%	1,260
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2016	29.007904	25.163170	-13.25%	5,680
2015	26.548200	29.007904	9.27%	4,123
2014	20.824299	26.548200	27.49%	2,152
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2016	5.163492	7.194689	39.34%	2,391
2015	8.008162	5.163492	-35.52%	0
2014	10.220889	8.008162	-21.65%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2016	19.190756	20.089717	4.68%	1,617
2015	20.340202	19.190756	-5.65%	1,462
2014	21.337778	20.340202	-4.68%	0
139

NATIONWIDE

VARIABLE

ACCOUNT-II

Annual Report

to

Contract Owners

December 31, 2016

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide Variable Account-II:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)), as of December 31, 2016, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2016, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 21, 2017

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2016

Assets:
Investments at fair value:
VA Situs Fund (HVSIT)
1,566,807 shares (cost $28,197,878)	$21,151,888
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
13,576 shares (cost $240,116)	254,418
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
4,930 shares (cost $57,851)	57,335
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
1,536,798 shares (cost $18,003,643)	17,765,383
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
1,208 shares (cost $10,298)	11,841
VP Inflation Protection Fund - Class I (ACVIP1)
41,726 shares (cost $424,098)	422,683
Growth Fund - Class 1 (AFGF)
164,864 shares (cost $10,169,159)	11,093,710
High-Income Bond Fund - Class 1 (AFHY)
84,062 shares (cost $860,677)	855,756
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
62,588,254 shares (cost $735,306,417)	751,684,936
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
58,430 shares (cost $714,262)	704,079
BlackRock High Yield V.I. Fund - Class III (BRVHY3)
1,786,777 shares (cost $12,564,379)	12,936,264
BlackRock Total Return V.I. Fund - Class III (BRVTR3)
13,824,438 shares (cost $162,796,959)	161,054,698
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
17,096,547 shares (cost $176,984,486)	190,284,568
Global Allocation V.I. Fund - Class III (MLVGA3)
26,495,922 shares (cost $389,607,561)	354,250,479
Money Market Portfolio(TM) (CHSMM)
5,537,509 shares (cost $5,537,509)	5,537,509
VIP Value Series: Service Class (DWVVLS)
29,223 shares (cost $840,049)	851,864
VIP Small Cap Value Series: Service Class (DWVSVS)
1,435,655 shares (cost $52,942,103)	56,952,435
Stock Index Fund, Inc. - Initial Shares (DSIF)
4,710,224 shares (cost $144,489,162)	216,010,887
Stock Index Fund, Inc. - Service Shares (DSIFS)
3,091,514 shares (cost $110,664,785)	141,962,307
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
1,000,047 shares (cost $30,219,337)	37,861,779
Floating-Rate Income Fund (ETVFR)
4,858,552 shares (cost $43,708,675)	44,990,195
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
42,394 shares (cost $838,263)	844,498
Franklin Income Securities Fund - Class 2 (FTVIS2)
17,012,894 shares (cost $260,741,572)	261,658,308
Rising Dividends Securities Fund - Class 2 (FTVRD2)
1,507,671 shares (cost $31,940,134)	37,525,933
Small Cap Value Securities Fund - Class 2 (FTVSV2)
5,539,554 shares (cost $95,721,660)	107,245,772
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
39,520 shares (cost $840,892)	778,938
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
1,356,997 shares (cost $12,316,782)	9,987,497

Templeton Foreign Securities Fund - Class 2 (TIF2)
2,881,684 shares (cost $47,961,184)	39,219,716
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
7,251,646 shares (cost $131,729,365)	117,839,241
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
13,087,937 shares (cost $93,560,353)	92,662,596
Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)
47,237 shares (cost $529,993)	502,605
Franklin High Income Securities Fund: Class 2 (FTVHI2)
35,001 shares (cost $203,261)	207,209
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
1,172,685 shares (cost $16,421,037)	14,787,553
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
3,308,674 shares (cost $15,605,494)	15,980,896
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
18,485 shares (cost $224,189)	209,619
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,352,994 shares (cost $13,950,210)	14,855,872
Balanced Portfolio: Service Shares (JABS)
293,904 shares (cost $8,724,765)	9,372,613
Enterprise Portfolio: Service Shares (JAMGS)
3,975 shares (cost $229,327)	223,473
Flexible Bond Portfolio: Service Shares (JAFBS)
3,782,929 shares (cost $48,778,039)	47,778,388
Forty Portfolio: Service Shares (JACAS)
4,060,163 shares (cost $145,498,430)	125,012,409
Global Technology Portfolio: Service Shares (JAGTS)
8,104,416 shares (cost $65,642,194)	68,806,495
Overseas Portfolio: Service Shares (JAIGS)
1,649,799 shares (cost $54,775,180)	39,380,694
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
1,869,561 shares (cost $34,198,225)	35,091,669
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
687,478 shares (cost $11,806,309)	11,295,264
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)
400,990 shares (cost $6,861,221)	6,099,052
New Discovery Series - Service Class (MNDSC)
1,747,478 shares (cost $28,592,639)	26,229,639
Utilities Series - Service Class (MVUSC)
5,643 shares (cost $177,381)	148,816
Value Series - Service Class (MVFSC)
21,322,606 shares (cost $297,065,315)	396,387,249
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
10,084,734 shares (cost $202,562,140)	224,183,639
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)
1,196,707 shares (cost $9,218,477)	8,963,337
Core Plus Fixed Income Portfolio - Class I (MSVFI)
204,680 shares (cost $2,176,355)	2,183,933
Core Plus Fixed Income Portfolio - Class II (MSVF2)
997,761 shares (cost $10,373,773)	10,616,179
Emerging Markets Debt Portfolio - Class I (MSEM)
229,726 shares (cost $1,754,499)	1,789,565
Emerging Markets Debt Portfolio - Class II (MSEMB)
77,745 shares (cost $608,356)	601,747
Global Real Estate Portfolio - Class II (VKVGR2)
42,138 shares (cost $436,533)	436,551
U.S. Real Estate Portfolio - Class I (MSVRE)
1,262 shares (cost $18,516)	26,990

U.S. Real Estate Portfolio - Class II (MSVREB)
150 shares (cost $2,341)	3,183
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
15,388,146 shares (cost $148,071,862)	142,032,585
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
97,218,716 shares (cost $953,915,036)	987,742,158
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2,916,710 shares (cost $45,036,489)	47,746,547
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
11,406,130 shares (cost $179,621,967)	185,463,681
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
251,103,763 shares (cost $4,623,744,784)	5,946,137,119
American Funds NVIT Bond Fund - Class II (GVABD2)
203,209,848 shares (cost $2,293,475,982)	2,298,303,379
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
9,754,615 shares (cost $248,976,074)	257,521,831
American Funds NVIT Growth Fund - Class II (GVAGR2)
5,931,078 shares (cost $374,888,628)	441,450,161
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
50,449,873 shares (cost $2,234,405,266)	2,606,744,945
Federated NVIT High Income Bond Fund - Class I (HIBF)
11,174,586 shares (cost $70,682,927)	72,970,046
NVIT Emerging Markets Fund - Class I (GEM)
797,762 shares (cost $8,958,923)	7,810,089
NVIT Emerging Markets Fund - Class II (GEM2)
4,708,753 shares (cost $52,468,923)	45,439,468
NVIT International Equity Fund - Class I (GIG)
1,698,198 shares (cost $18,052,767)	15,997,025
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
4,142,153 shares (cost $40,449,905)	38,729,133
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
7,298,181 shares (cost $64,143,193)	70,865,338
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2,651,080 shares (cost $26,043,155)	25,450,373
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
159,934 shares (cost $2,291,956)	2,103,132
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
8,966,631 shares (cost $96,414,869)	117,911,201
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
7,286,497 shares (cost $73,793,326)	67,472,967
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
202,116,250 shares (cost $2,125,465,452)	2,182,855,497
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
254,832,227 shares (cost $2,607,713,143)	2,632,416,909
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
72,596,416 shares (cost $764,736,362)	723,060,306
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
252,576,053 shares (cost $2,625,294,557)	2,652,048,559
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
38,788,197 shares (cost $383,156,499)	354,524,124
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
77,893,822 shares (cost $828,447,513)	819,443,012
NVIT Core Bond Fund - Class I (NVCBD1)
326,741 shares (cost $3,591,192)	3,483,057
NVIT Core Bond Fund - Class II (NVCBD2)
9,047,540 shares (cost $98,751,134)	96,084,876
NVIT Core Plus Bond Fund - Class II (NVLCP2)
6,090,926 shares (cost $69,974,544)	67,609,273

NVIT Nationwide Fund - Class I (TRF)
7,453,895 shares (cost $77,578,665)	119,336,858
NVIT Nationwide Fund - Class II (TRF2)
6,964,573 shares (cost $62,658,033)	111,084,942
NVIT Government Bond Fund - Class I (GBF)
20,382,617 shares (cost $230,396,564)	218,501,651
NVIT International Index Fund - Class II (GVIX2)
69,006 shares (cost $607,005)	589,311
NVIT International Index Fund - Class VIII (GVIX8)
6,396,793 shares (cost $57,660,064)	54,372,741
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
13,982,250 shares (cost $137,739,757)	175,617,057
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
99,186,902 shares (cost $1,389,889,266)	1,499,705,963
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
85,667,478 shares (cost $1,284,054,441)	1,461,487,178
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
69,734,224 shares (cost $718,905,905)	692,460,844
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
189,333,822 shares (cost $2,124,941,113)	2,360,992,756
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
62,465,181 shares (cost $650,438,955)	819,543,174
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
74,250,570 shares (cost $787,095,659)	821,953,806
NVIT Mid Cap Index Fund - Class I (MCIF)
8,007,227 shares (cost $169,925,827)	194,095,180
NVIT Money Market Fund - Class I (SAM)
584,490,472 shares (cost $584,490,472)	584,490,472
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2,337,357 shares (cost $27,456,868)	22,625,615
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
10,869,556 shares (cost $100,210,801)	104,891,212
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
312,378 shares (cost $3,435,057)	3,011,320
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
5,874,284 shares (cost $61,121,197)	56,334,380
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
767,680 shares (cost $9,195,583)	8,398,416
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
9,730,927 shares (cost $104,490,594)	105,580,562
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
393,838 shares (cost $4,304,204)	4,009,271
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
9,444,808 shares (cost $99,584,943)	95,487,010
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
15,543,114 shares (cost $149,285,657)	157,607,175
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
10,697,019 shares (cost $120,782,490)	104,616,848
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
50,613 shares (cost $542,818)	537,000
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
26,007,540 shares (cost $272,768,695)	276,980,297
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
354,025 shares (cost $6,752,233)	5,515,713
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
1,994,703 shares (cost $35,625,308)	29,162,558
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2,243,630 shares (cost $26,164,917)	33,385,217

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2,996,157 shares (cost $41,599,717)	43,564,128
NVIT Multi-Manager Small Company Fund - Class I (SCF)
3,291,405 shares (cost $58,396,524)	70,666,475
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2,175,505 shares (cost $42,070,294)	44,576,092
NVIT Multi-Sector Bond Fund - Class I (MSBF)
23,998,788 shares (cost $218,548,805)	219,108,933
NVIT Short Term Bond Fund - Class II (NVSTB2)
13,298,343 shares (cost $138,766,453)	136,175,027
NVIT Large Cap Growth Fund - Class I (NVOLG1)
21,107,861 shares (cost $356,172,043)	335,826,076
NVIT Large Cap Growth Fund - Class II (NVOLG2)
15,720,041 shares (cost $274,228,186)	248,533,853
Templeton NVIT International Value Fund - Class III (NVTIV3)
18,937,909 shares (cost $222,187,709)	201,120,589
Invesco NVIT Comstock Value Fund - Class I (EIF)
12,275 shares (cost $198,165)	215,663
Invesco NVIT Comstock Value Fund - Class II (EIF2)
9,393,402 shares (cost $111,135,080)	164,102,732
NVIT Real Estate Fund - Class I (NVRE1)
8,028,135 shares (cost $63,421,624)	50,577,253
NVIT Real Estate Fund - Class II (NVRE2)
15,092,432 shares (cost $116,362,958)	94,025,851
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
600,360 shares (cost $6,800,249)	7,018,209
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
328,811 shares (cost $3,712,817)	3,833,931
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
103,268,257 shares (cost $1,090,235,161)	1,047,140,131
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
51,823,841 shares (cost $546,234,463)	524,457,275
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
78,876,189 shares (cost $832,022,046)	832,143,797
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
38,262,147 shares (cost $403,106,754)	400,604,680
NVIT Small Cap Index Fund Class II (NVSIX2)
4,488,439 shares (cost $57,452,857)	55,881,061
NVIT S&P 500 Index Fund Class II (GVEX2)
28,140,600 shares (cost $396,551,976)	421,827,593
NW BlkRkNVITMgdGlblAllocII (NVMGA2)
14,598,350 shares (cost $137,466,132)	138,538,345
Short Duration Bond Portfolio - I Class Shares (AMTB)
8,446,613 shares (cost $91,273,864)	88,858,367
International Portfolio - S Class Shares (AMINS)
8,848 shares (cost $94,841)	95,738
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
460 shares (cost $10,860)	10,395
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
115,177 shares (cost $2,540,035)	2,432,543
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
902 shares (cost $10,322)	13,753
Socially Responsive Portfolio - I Class Shares (AMSRS)
856,156 shares (cost $14,845,980)	19,323,449
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
1,049,022 shares (cost $12,024,818)	11,591,696
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
942,318 shares (cost $11,091,658)	10,224,145

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
738,753 shares (cost $8,844,303)	8,281,421
Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
926,415 shares (cost $9,555,315)	9,542,078
Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
11,062 shares (cost $120,409)	121,900
Real Return Portfolio - Advisor Class (PMVRA)
12,940 shares (cost $164,475)	158,778
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
51,366 shares (cost $615,142)	535,236
VPS Growth and Income Portfolio - Class B (ALVGIB)
162,953 shares (cost $3,363,405)	5,023,846
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
38,755 shares (cost $756,698)	786,329
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
5,499,325 shares (cost $106,304,277)	110,646,414
VP Balanced Fund - Class I (ACVB)
4,231,047 shares (cost $28,153,601)	29,490,395
VP Capital Appreciation Fund - Class I (ACVCA)
3,921 shares (cost $57,161)	54,817
VP Income & Growth Fund - Class I (ACVIG)
1,502,086 shares (cost $11,413,266)	13,999,441
VP Income & Growth Fund - Class II (ACVIG2)
367,040 shares (cost $2,949,371)	3,420,817
VP Inflation Protection Fund - Class II (ACVIP2)
21,765,496 shares (cost $239,790,755)	220,049,160
VP International Fund - Class I (ACVI)
639 shares (cost $6,724)	5,988
VP Mid Cap Value Fund - Class I (ACVMV1)
620,547 shares (cost $11,616,500)	13,099,753
VP Mid Cap Value Fund - Class II (ACVMV2)
8,530,565 shares (cost $148,432,265)	180,250,836
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
1,517,263 shares (cost $30,284,298)	30,360,434
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
4,726,070 shares (cost $69,398,780)	89,228,205
Appreciation Portfolio - Initial Shares (DCAP)
575,191 shares (cost $23,444,830)	23,588,600
Appreciation Portfolio - Service Shares (DCAPS)
2,386,082 shares (cost $98,707,941)	97,161,276
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
16,657 shares (cost $728,435)	799,719
Growth and Income Portfolio - Initial Shares (DGI)
449,400 shares (cost $9,957,138)	12,947,224
Managed Tail Risk Fund II: Service Shares (FCA2S)
126,230 shares (cost $740,601)	605,902
Quality Bond Fund II - Primary Shares (FQB)
575,202 shares (cost $6,496,332)	6,315,714
Quality Bond Fund II - Service Shares (FQBS)
1,710,902 shares (cost $19,140,607)	18,717,271
Equity-Income Portfolio - Initial Class (FEIP)
14,140,095 shares (cost $301,832,362)	310,657,896
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
379,153 shares (cost $3,787,063)	6,013,366
High Income Portfolio - Initial Class (FHIP)
8,792,790 shares (cost $47,973,160)	47,305,209
VIP Asset Manager Portfolio - Initial Class (FAMP)
6,694,217 shares (cost $97,932,556)	102,287,639

VIP Balanced Portfolio - Service Class 2 (FB2)
5,980,609 shares (cost $97,563,873)	98,141,792
VIP Energy Portfolio - Service Class 2 (FNRS2)
5,105,798 shares (cost $105,522,231)	105,281,554
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
13,899,204 shares (cost $277,631,542)	298,276,914
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
394,986 shares (cost $4,815,467)	4,854,376
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
19,254,118 shares (cost $217,407,657)	235,670,410
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
764,455 shares (cost $9,154,243)	9,578,621
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
35,417,223 shares (cost $383,813,392)	442,361,110
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
808,027 shares (cost $9,398,109)	10,286,186
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
4,659,164 shares (cost $58,971,773)	59,124,791
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
4,247,177 shares (cost $79,813,455)	83,839,269
VIP Growth Portfolio - Initial Class (FGP)
5,445,212 shares (cost $176,450,216)	322,955,512
VIP Growth Portfolio - Service Class 2 (FG2)
4,517,002 shares (cost $251,221,330)	263,973,611
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
1,138,992 shares (cost $14,654,546)	14,237,396
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
32,146,208 shares (cost $406,100,334)	396,684,213
VIP Mid Cap Portfolio - Service Class (FMCS)
538,909 shares (cost $17,645,664)	18,161,227
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
8,129,451 shares (cost $245,194,843)	268,515,782
VIP Overseas Portfolio - Initial Class (FOP)
2,924,465 shares (cost $56,418,597)	52,084,714
VIP Overseas Portfolio - Service Class 2 (FO2)
4,553,150 shares (cost $90,911,545)	80,363,096
VIP Value Strategies Portfolio - Service Class (FVSS)
288,137 shares (cost $3,236,949)	4,535,280
Structured Small Cap Equity Fund: Service Shares (GVSSCS)
14,538 shares (cost $193,506)	199,177
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
772,175 shares (cost $8,843,188)	8,741,021
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)
835 shares (cost $7,846)	7,617
International Growth Fund/VA - Service Shares (OVIGS)
16,119,649 shares (cost $38,107,698)	34,818,442
Capital Income Fund/VA - Non-Service Shares (OVMS)
1,984,898 shares (cost $28,438,792)	29,495,577
Core Bond Fund/VA - Non-Service Shares (OVB)
2,674,781 shares (cost $21,642,399)	20,515,573
Global Securities Fund/VA - Non-Service Shares (OVGS)
3,567,122 shares (cost $123,519,113)	124,920,619
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2,836,954 shares (cost $112,300,474)	98,272,087
International Growth Fund/VA - Non-Service Shares (OVIG)
282,299 shares (cost $650,756)	587,181
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
434,930 shares (cost $11,404,401)	12,356,367

Main Street Fund(R)/VA - Service Class (OVGIS)
7,205,737 shares (cost $161,861,266)	202,625,321
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
304,423 shares (cost $7,456,485)	7,330,511
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
4,036,795 shares (cost $94,417,300)	95,873,893
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
123,155 shares (cost $8,380,425)	8,947,220
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
372,851 shares (cost $1,922,228)	1,841,885
Global Strategic Income Fund/VA: Service Shares (OVSBS)
1,641,000 shares (cost $8,979,661)	8,319,871
All Asset Portfolio - Advisor Class (PMVAAD)
4,329,672 shares (cost $47,594,803)	43,816,281
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
1,906,350 shares (cost $20,018,978)	18,644,102
Low Duration Portfolio - Advisor Class (PMVLAD)
40,880,020 shares (cost $430,462,768)	418,611,401
Total Return Portfolio - Advisor Class (PMVTRD)
30,627,365 shares (cost $344,406,969)	325,875,159
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
9,431 shares (cost $98,338)	74,973
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
623,765 shares (cost $7,904,640)	7,846,964
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
43,156 shares (cost $323,441)	334,457
VT Growth & Income Fund: Class IB (PVGIB)
64,053 shares (cost $1,207,830)	1,664,725
VT Growth Opportunities Fund: Class IB (PVGOB)
131,718 shares (cost $1,010,889)	1,018,178
VT International Equity Fund: Class IB (PVTIGB)
130,227 shares (cost $1,589,041)	1,605,694
VI American Franchise Fund - Series II Shares (ACEG2)
75,102 shares (cost $3,921,724)	3,902,321
Diversified Stock Fund Class A Shares (VYDS)
14,386 shares (cost $141,930)	173,063
Small-Cap Portfolio - Investment Class (ROCSC)
40,345 shares (cost $431,982)	339,300
Variable Fund - Multi-Hedge Strategies (RVARS)
668,464 shares (cost $15,766,174)	16,009,707
Blue Chip Growth Portfolio - II (TRBCG2)
10 shares (cost $212)	226
Health Sciences Portfolio - II (TRHS2)
6,390,513 shares (cost $230,718,952)	213,315,309
VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
1,848,849 shares (cost $36,567,409)	43,133,651
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
911,532 shares (cost $9,501,054)	7,401,641
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
1,456,290 shares (cost $18,378,531)	15,145,419
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
887,412 shares (cost $26,584,155)	21,422,129
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
2,185,829 shares (cost $11,595,004)	11,054,174
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
376,354 shares (cost $2,009,971)	1,917,749
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
1,264,306 shares (cost $6,758,752)	6,633,689

Variable Insurance Portfolios - Asset Strategy (WRASP)
22,043,580 shares (cost $240,626,589)	177,318,558
Variable Insurance Portfolios - High Income (WRHIP)
26,083,563 shares (cost $97,833,262)	94,106,888
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
6,905,594 shares (cost $69,129,797)	65,172,927
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
10,100 shares (cost $55,390)	47,256
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
592,470 shares (cost $3,166,134)	2,905,059
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
5,863,818 shares (cost $31,660,879)	29,408,218
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
9,979,713 shares (cost $55,267,546)	51,268,778
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
1,333,745 shares (cost $7,268,670)	6,656,587
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
1,409 shares (cost $31,292)	36,518
Advantage VT Opportunity Fund - Class 2 (SVOF)
11,015 shares (cost $212,368)	271,729
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
8,230,678 shares (cost $77,694,252)	68,561,549
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
774 shares (cost $19,334)	16,541

Total Investments	$48,380,856,050

Accounts Receivable - VP International Fund - Class I (ACVI)	820
Accounts Receivable - U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)	188
Accounts Receivable - High-Income Bond Fund - Class 1 (AFHY)	1,236
Accounts Receivable - Mid-Cap Growth Portfolio - I Class Shares (AMCG)	2,496
Accounts Receivable - Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	85
Accounts Receivable - BlackRock High Yield V.I. Fund -Class III (BRVHY3)	51,444
Accounts Receivable - BlackRock Total Return V.I. Fund -Class III (BRVTR3)	243,165
Accounts Receivable - VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	6,367
Accounts Receivable - U.S. Real Estate Portfolio - Class I (MSVRE)	1,359
Accounts Receivable - NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	6,374
Accounts Receivable - NVIT Large Cap Growth Fund - Class I (NVOLG1)	92,739
Accounts Receivable - Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	172
Accounts Payable - VP Capital Appreciation Fund - Class I (ACVCA)	(27,087)
Accounts Payable - Appreciation Portfolio - Initial Shares (DCAP)	(12,631)
Accounts Payable - VIP Mid Cap Portfolio - Service Class (FMCS)	(7,120)
Accounts Payable - NVIT Emerging Markets Fund - Class I (GEM)	(2,685)
Accounts Payable - VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)	(3)
Accounts Payable - Balanced Portfolio: Service Shares (JABS)	(33,006)
Accounts Payable - U.S. Real Estate Portfolio - Class II (MSVREB)	(1)
Accounts Payable - NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	(57,917)
Accounts Payable - Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	(2,447)
Accounts Payable - Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	(190)
Accounts Payable - NVIT Multi-Manager Small Company Fund - Class I (SCF)	(24,644)
Accounts Payable - Advantage VT Opportunity Fund - Class 2 (SVOF)	(14,783)
Accounts Payable - Blue Chip Growth Portfolio – II (TRBCG2)	(226)
Accounts Payable - Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)	(16)
Other Accounts Payable	(263,539)

$48,380,816,200

Contract Owners’ Equity:
Accumulation units	48,370,885,778
Contracts in payout (annuitization) period (note 1f)	9,930,422

Total Contract Owners’ Equity (note 5)	$48,380,816,200

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2016

Investment Activity:	Total	HVSIT	ALMCS	ALVDAA	ALVDAB	AAEIP3	ACVIP1	AFGF
Reinvested dividends	$863,577,022	125,467	-	782	109,485	1,068	9,027	108,897
Mortality and expense risk charges (note 2)	(694,821,973)	(315,047)	(2,986)	(457)	(350,318)	(146)	(1,776)	(142,377)

Net investment income (loss)	168,755,049	(189,580)	(2,986)	325	(240,833)	922	7,251	(33,480)

Realized gain (loss) on investments	394,387,386	(855,877)	18,565	(831)	112,064	13,717	(4,745)	645,760
Change in unrealized gain (loss) on investments	(454,599,992)	(2,936,526)	(17,143)	3,683	393,087	2,007	10,550	(668,831)

Net gain (loss) on investments	(60,212,606)	(3,792,403)	1,422	2,852	505,151	15,724	5,805	(23,071)

Reinvested capital gains	2,459,945,835	5,814,485	-	21	4,249	-	3,121	937,493

Net increase (decrease) in contract owners’ equity resulting from operations	$2,568,488,278	1,832,502	(1,564)	3,198	268,567	16,646	16,177	880,942

Investment Activity:	AFHY	AVPAP2	AFGC	BRVHY3	BRVTR3	BRVED3	MLVGA3	CHSMM
Reinvested dividends	$51,086	9,875,817	11,798	451,876	2,072,890	2,247,313	4,347,452	827
Mortality and expense risk charges (note 2)	(10,367)	(11,617,352)	(9,689)	(143,027)	(1,740,034)	(1,865,748)	(6,063,711)	(65,085)

Net investment income (loss)	40,719	(1,741,535)	2,109	308,849	332,856	381,565	(1,716,259)	(64,258)

Realized gain (loss) on investments	(10,424)	4,442,015	3,529	(60,046)	4,261	(177,169)	(2,245,210)	-
Change in unrealized gain (loss) on investments	92,050	14,995,042	(18,946)	634,463	(1,236,130)	15,979,099	11,410,498	-

Net gain (loss) on investments	81,626	19,437,057	(15,417)	574,417	(1,231,869)	15,801,930	9,165,288	-

Reinvested capital gains	-	23,120,705	14,827	-	-	5,350,191	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$122,345	40,816,227	1,519	883,266	(899,013)	21,533,686	7,449,029	(64,258)

Investment Activity:	DWVVLS	DWVSVS	DSIF	DSIFS	DSRG	ETVFR	FRESS2	FTVIS2
Reinvested dividends	$10,672	227,794	4,279,489	2,438,499	493,865	1,127,222	10,710	11,602,353
Mortality and expense risk charges (note 2)	(2,868)	(601,104)	(2,833,049)	(2,039,716)	(496,720)	(530,482)	(3,711)	(3,858,274)

Net investment income (loss)	7,804	(373,310)	1,446,440	398,783	(2,855)	596,740	6,999	7,744,079

Realized gain (loss) on investments	11,570	(719,881)	8,904,453	8,200,215	2,249,864	(670,032)	12,132	3,017,875
Change in unrealized gain (loss) on investments	2,172	8,387,950	2,612,648	(547,935)	(2,840,763)	2,219,972	(483)	16,549,422

Net gain (loss) on investments	13,742	7,668,069	11,517,101	7,652,280	(590,899)	1,549,940	11,649	19,567,297

Reinvested capital gains	55,785	2,836,116	7,587,750	4,926,559	3,752,342	-	7,975	-

Net increase (decrease) in contract owners’ equity resulting from operations	$77,331	10,130,875	20,551,291	12,977,622	3,158,588	2,146,680	26,623	27,311,376

Investment Activity:	FTVRD2	FTVSV2	FTVMD2	FTVDM2	TIF2	FTVGI2	FTVFA2	FTVSI2
Reinvested dividends	$537,178	801,529	13,071	79,739	803,507	-	3,459,332	16,255
Mortality and expense risk charges (note 2)	(571,893)	(1,452,935)	(3,197)	(145,181)	(600,585)	(1,867,129)	(1,473,704)	(2,114)

Net investment income (loss)	(34,715)	(651,406)	9,874	(65,442)	202,922	(1,867,129)	1,985,628	14,141

Realized gain (loss) on investments	1,555,875	5,673,558	(17,228)	(1,013,875)	(2,781,888)	(4,010,723)	(3,582,643)	(18,804)
Change in unrealized gain (loss) on investments	(974,910)	4,836,336	31,972	2,486,801	3,957,315	7,131,151	8,205,441	37,453

Net gain (loss) on investments	580,965	10,509,894	14,744	1,472,926	1,175,427	3,120,428	4,622,798	18,649

Reinvested capital gains	4,620,222	14,729,854	61,980	-	719,684	101,315	2,928,311	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,166,472	24,588,342	86,598	1,407,484	2,098,033	1,354,614	9,536,737	32,790

Investment Activity:	FTVHI2	IVMCC2	IVKMG2	IVBRA1	JPMMV1	JABS	JAMGS	JAFBS
Reinvested dividends	$11,306	-	-	882	121,607	192,341	1,556	1,075,737
Mortality and expense risk charges (note 2)	(880)	(243,477)	(256,155)	(966)	(184,489)	(126,956)	(1,002)	(621,017)

Net investment income (loss)	10,426	(243,477)	(256,155)	(84)	(62,882)	65,385	554	454,720

Realized gain (loss) on investments	(2,995)	(328,293)	797,255	(1,884)	391,366	192,093	(2,997)	46,175
Change in unrealized gain (loss) on investments	17,650	1,160,804	(2,525,240)	22,808	657,946	(76,736)	6,531	(729,327)

Net gain (loss) on investments	14,655	832,511	(1,727,985)	20,924	1,049,312	115,357	3,534	(683,152)

Reinvested capital gains	-	969,162	1,739,001	-	727,954	143,752	16,802	-

Net increase (decrease) in contract owners’ equity resulting from operations	$25,081	1,558,196	(245,139)	20,840	1,714,384	324,494	20,890	(228,432)

Investment Activity:	JACAS	JAGTS	JAIGS	LZREMS	LOVTRC	M2IGSS	MNDSC	MVUSC
Reinvested dividends	$1,167,639	55,042	2,239,719	359,310	294,958	23,182	-	4,793
Mortality and expense risk charges (note 2)	(1,982,827)	(938,133)	(647,291)	(482,007)	(56,871)	(91,786)	(410,285)	(730)

Net investment income (loss)	(815,188)	(883,091)	1,592,428	(122,697)	238,087	(68,604)	(410,285)	4,063

Realized gain (loss) on investments	(1,094,409)	(211,774)	(8,609,147)	(1,309,702)	(20,538)	(109,363)	(1,074,907)	(5,371)
Change in unrealized gain (loss) on investments	(15,272,527)	5,069,743	1,656,141	5,253,077	(511,046)	(284,743)	2,026,483	12,019

Net gain (loss) on investments	(16,366,936)	4,857,969	(6,953,006)	3,943,375	(531,584)	(394,106)	951,576	6,648

Reinvested capital gains	17,371,993	2,126,440	1,277,125	-	42,909	701,323	1,260,284	3,044

Net increase (decrease) in contract owners’ equity resulting from operations	$189,869	6,101,318	(4,083,453)	3,820,678	(250,588)	238,613	1,801,575	13,755

Investment Activity:	MVFSC	MVIVSC	MSGI2	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2
Reinvested dividends	$7,082,009	2,522,461	92,250	44,340	183,570	104,291	33,250	5,373
Mortality and expense risk charges (note 2)	(5,787,247)	(3,424,731)	(70,793)	(29,502)	(164,941)	(25,153)	(6,825)	(7,495)

Net investment income (loss)	1,294,762	(902,270)	21,457	14,838	18,629	79,138	26,425	(2,122)

Realized gain (loss) on investments	16,241,744	5,049,046	(49,992)	1,612	215,171	6,155	4,662	251
Change in unrealized gain (loss) on investments	(5,644,373)	(4,607,125)	(76,485)	79,878	240,125	77,589	24,366	4,677

Net gain (loss) on investments	10,597,371	441,921	(126,477)	81,490	455,296	83,744	29,028	4,928

Reinvested capital gains	31,270,320	5,100,115	267,440	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$43,162,453	4,639,766	162,420	96,328	473,925	162,882	55,453	2,806

Investment Activity:	MSVRE	MSVREB	NAMGI2	NAMAA2	NVAMV1	NVAMV2	GVAAA2	GVABD2
Reinvested dividends	$371	38	1,772,410	-	1,051,052	3,680,767	109,772,467	55,731,481
Mortality and expense risk charges (note 2)	(403)	(47)	(1,363,700)	(11,636,179)	(595,215)	(2,391,780)	(84,545,988)	(31,987,961)

Net investment income (loss)	(32)	(9)	408,710	(11,636,179)	455,837	1,288,987	25,226,479	23,743,520

Realized gain (loss) on investments	1,301	157	(530,341)	(195,199)	797,967	2,261,107	14,746,963	8,722,404
Change in unrealized gain (loss) on investments	192	29	1,048,622	66,531,104	2,166,861	8,004,570	16,448,644	(25,182,335)

Net gain (loss) on investments	1,493	186	518,281	66,335,905	2,964,828	10,265,677	31,195,607	(16,459,931)

Reinvested capital gains	-	-	7,639,902	-	4,364,072	15,831,432	347,686,969	7,694,907

Net increase (decrease) in contract owners’ equity resulting from operations	$1,461	177	8,566,893	54,699,726	7,784,737	27,386,096	404,109,055	14,978,496

Investment Activity:	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GEM2	GIG	NVIE6
Reinvested dividends	$3,842,662	929,840	28,604,380	3,984,347	68,469	385,519	356,436	749,308
Mortality and expense risk charges (note 2)	(3,930,238)	(6,486,210)	(35,547,292)	(1,134,987)	(109,972)	(776,234)	(225,090)	(606,851)

Net investment income (loss)	(87,576)	(5,556,370)	(6,942,912)	2,849,360	(41,503)	(390,715)	131,346	142,457

Realized gain (loss) on investments	9,480,510	9,536,982	38,043,268	(3,914,095)	(396,133)	(2,699,223)	(462,773)	143,621
Change in unrealized gain (loss) on investments	(37,020,712)	(61,254,146)	(147,452,882)	9,905,911	926,106	5,735,055	186,332	(602,833)

Net gain (loss) on investments	(27,540,202)	(51,717,164)	(109,409,614)	5,991,816	529,973	3,035,832	(276,441)	(459,212)

Reinvested capital gains	24,533,853	86,756,436	340,271,573	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,093,925)	29,482,902	223,919,047	8,841,176	488,470	2,645,117	(145,095)	(316,755)

Investment Activity:	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2
Reinvested dividends	$538,117	169,104	16,389	821,240	1,516,413	56,846,725	70,560,553	18,122,654
Mortality and expense risk charges (note 2)	(913,644)	(372,191)	(27,917)	(1,777,805)	(1,099,768)	(31,789,362)	(39,353,397)	(11,183,815)

Net investment income (loss)	(375,527)	(203,087)	(11,528)	(956,565)	416,645	25,057,363	31,207,156	6,938,839

Realized gain (loss) on investments	1,635,282	95,215	(51,451)	10,461,002	207,217	28,162,185	38,162,617	(2,367,910)
Change in unrealized gain (loss) on investments	3,271,494	1,582,050	10,537	(12,079,891)	(1,805,131)	(59,493,934)	(128,136,197)	(2,166,263)

Net gain (loss) on investments	4,906,776	1,677,265	(40,914)	(1,618,889)	(1,597,914)	(31,331,749)	(89,973,580)	(4,534,173)

Reinvested capital gains	3,293,419	1,197,666	211,717	11,920,463	5,384,382	102,592,055	203,418,155	19,745,565

Net increase (decrease) in contract owners’ equity resulting from operations	$7,824,668	2,671,844	159,275	9,345,009	4,203,113	96,317,669	144,651,731	22,150,231

Investment Activity:	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2
Reinvested dividends	$70,729,031	9,105,395	21,262,502	108,090	2,738,194	1,928,132	1,647,919	1,256,426
Mortality and expense risk charges (note 2)	(39,673,541)	(5,528,487)	(12,233,252)	(47,066)	(1,458,445)	(1,024,431)	(1,545,090)	(1,676,660)

Net investment income (loss)	31,055,490	3,576,908	9,029,250	61,024	1,279,749	903,701	102,829	(420,234)

Realized gain (loss) on investments	35,750,699	3,486,766	6,102,786	10,735	220,201	(157,108)	3,934,928	12,720,531
Change in unrealized gain (loss) on investments	(115,104,841)	(16,475,654)	(12,282,810)	58,998	1,371,622	109,490	7,058,044	(2,458,379)

Net gain (loss) on investments	(79,354,142)	(12,988,888)	(6,180,024)	69,733	1,591,823	(47,618)	10,992,972	10,262,152

Reinvested capital gains	180,128,157	29,619,034	32,712,462	6,228	168,646	265,927	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$131,829,505	20,207,054	35,561,688	136,985	3,040,218	1,122,010	11,095,801	9,841,918

Investment Activity:	GBF	GVIX2	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM
Reinvested dividends	$4,497,618	14,692	1,277,197	2,791,082	28,078,572	25,930,600	13,771,073	43,946,008
Mortality and expense risk charges (note 2)	(3,546,858)	(2,129)	(802,493)	(2,888,848)	(20,726,596)	(21,282,601)	(10,481,239)	(35,537,732)

Net investment income (loss)	950,760	12,563	474,704	(97,766)	7,351,976	4,647,999	3,289,834	8,408,276

Realized gain (loss) on investments	(3,800,037)	(11,811)	(284,916)	8,683,793	3,835,554	23,504,863	(659,347)	22,225,706
Change in unrealized gain (loss) on investments	1,598,835	11,004	(639,864)	(8,744,217)	21,735,444	1,058,936	1,660,280	(31,627,249)

Net gain (loss) on investments	(2,201,202)	(807)	(924,780)	(60,424)	25,570,998	24,563,799	1,000,933	(9,401,543)

Reinvested capital gains	-	-	-	13,024,614	33,730,951	56,678,929	14,531,324	128,451,854

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,250,442)	11,756	(450,076)	12,866,424	66,653,925	85,890,727	18,822,091	127,458,587

Investment Activity:	GVDMA	GVDMC	MCIF	SAM	NVMIG1	NVMIG6	GVDIVI	GVDIV2
Reinvested dividends	$14,258,193	15,817,818	2,154,393	33,053	346,849	1,349,714	91,358	1,440,332
Mortality and expense risk charges (note 2)	(12,317,881)	(12,146,409)	(2,506,933)	(8,848,877)	(323,589)	(1,705,817)	(40,386)	(835,269)

Net investment income (loss)	1,940,312	3,671,409	(352,540)	(8,815,824)	23,260	(356,103)	50,972	605,063

Realized gain (loss) on investments	(2,241,852)	(1,421,799)	6,612,039	70	(630,208)	2,775,791	(135,871)	(3,101,459)
Change in unrealized gain (loss) on investments	(5,810,385)	1,148,048	6,452,896	-	(762,957)	(9,431,479)	186,419	4,706,938

Net gain (loss) on investments	(8,052,237)	(273,751)	13,064,935	70	(1,393,165)	(6,655,688)	50,548	1,605,479

Reinvested capital gains	60,773,482	29,793,146	15,673,890	11,933	526,958	2,468,062	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$54,661,557	33,190,804	28,386,285	(8,803,821)	(842,947)	(4,543,729)	101,520	2,210,542

Investment Activity:	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMMV1	NVMMV2
Reinvested dividends	$71,611	649,623	67,308	1,371,896	-	-	4,439	3,661,620
Mortality and expense risk charges (note 2)	(116,975)	(1,681,836)	(47,936)	(1,170,627)	(2,066,284)	(1,684,734)	(1,122)	(3,796,782)

Net investment income (loss)	(45,364)	(1,032,213)	19,372	201,269	(2,066,284)	(1,684,734)	3,317	(135,162)

Realized gain (loss) on investments	293,206	3,807,736	(163,306)	1,737,825	5,702,580	3,820,135	(15,247)	9,373,464
Change in unrealized gain (loss) on investments	(1,462,586)	(18,218,947)	244,262	316,330	(14,222,089)	(10,884,635)	24,970	7,027,811

Net gain (loss) on investments	(1,169,380)	(14,411,211)	80,956	2,054,155	(8,519,509)	(7,064,500)	9,723	16,401,275

Reinvested capital gains	1,282,059	15,670,880	376,324	7,811,646	17,985,176	12,826,085	26,166	23,525,402

Net increase (decrease) in contract owners’ equity resulting from operations	$67,315	227,456	476,652	10,067,070	7,399,383	4,076,851	39,206	39,791,515

Investment Activity:	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2
Reinvested dividends	$-	-	189,853	168,423	206,980	41,820	6,943,251	2,276,786
Mortality and expense risk charges (note 2)	(69,130)	(452,457)	(389,670)	(546,951)	(848,629)	(596,351)	(3,274,541)	(2,062,111)

Net investment income (loss)	(69,130)	(452,457)	(199,817)	(378,528)	(641,649)	(554,531)	3,668,710	214,675

Realized gain (loss) on investments	(134,522)	(2,333,898)	1,004,874	1,194,427	(1,146,451)	3,737,240	1,181,948	(119,458)
Change in unrealized gain (loss) on investments	(698,343)	(2,052,996)	2,854,353	3,526,694	4,730,980	(1,749,516)	9,535,654	1,034,238

Net gain (loss) on investments	(832,865)	(4,386,894)	3,859,227	4,721,121	3,584,529	1,987,724	10,717,602	914,780

Reinvested capital gains	1,166,798	6,597,062	2,953,890	3,596,504	9,770,772	6,362,174	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$264,803	1,757,711	6,613,300	7,939,097	12,713,652	7,795,367	14,386,312	1,129,455

Investment Activity:	NVOLG1	NVOLG2	NVTIV3	EIF	EIF2	NVRE1	NVRE2	NVLM2
Reinvested dividends	$2,490,367	1,264,251	4,272,405	6,293	3,350,016	1,031,975	1,706,871	86,447
Mortality and expense risk charges (note 2)	(4,477,956)	(3,634,589)	(3,079,082)	(1,045)	(2,378,807)	(700,179)	(1,479,248)	(111,952)

Net investment income (loss)	(1,987,589)	(2,370,338)	1,193,323	5,248	971,209	331,796	227,623	(25,505)

Realized gain (loss) on investments	7,823,524	7,790,419	(6,410,621)	2,736	11,266,104	(2,102,637)	(6,783,748)	(24,449)
Change in unrealized gain (loss) on investments	(75,795,699)	(58,438,098)	1,441,431	30,165	10,351,430	616,200	3,592,754	439,528

Net gain (loss) on investments	(67,972,175)	(50,647,679)	(4,969,190)	32,901	21,617,534	(1,486,437)	(3,190,994)	415,079

Reinvested capital gains	77,242,966	57,481,396	3,010,072	-	-	4,223,345	7,810,764	86,751

Net increase (decrease) in contract owners’ equity resulting from operations	$7,283,202	4,463,379	(765,795)	38,149	22,588,743	3,068,704	4,847,393	476,325

Investment Activity:	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	NVSIX2	GVEX2	NVMGA2
Reinvested dividends	$46,529	23,861,914	11,834,668	13,740,648	6,944,764	525,606	6,554,780	1,133,880
Mortality and expense risk charges (note 2)	(43,531)	(15,033,287)	(7,459,014)	(11,252,822)	(5,561,453)	(701,823)	(5,665,848)	(1,430,274)

Net investment income (loss)	2,998	8,828,627	4,375,654	2,487,826	1,383,311	(176,217)	888,932	(296,394)

Realized gain (loss) on investments	(12,612)	(4,186)	(83,337)	567,662	423,705	(982,152)	2,311,644	(101,549)
Change in unrealized gain (loss) on investments	234,243	37,323,703	14,720,774	37,570,315	13,850,661	3,435,833	23,238,514	1,768,818

Net gain (loss) on investments	221,631	37,319,517	14,637,437	38,137,977	14,274,366	2,453,681	25,550,158	1,667,269

Reinvested capital gains	31,013	-	1,105,900	-	-	5,953,461	6,637,887	1,465,616

Net increase (decrease) in contract owners’ equity resulting from operations	$255,642	46,148,144	20,118,991	40,625,803	15,657,677	8,230,925	33,076,977	2,836,491

Investment Activity:	AMTB	AMINS	AMCG	AMMCGS	AMTP	AMSRS	NOTB4	NOTG4
Reinvested dividends	$1,118,222	615	-	-	98	130,871	109,156	136,643
Mortality and expense risk charges (note 2)	(1,477,395)	(2,122)	(174)	(39,904)	(177)	(272,000)	(205,895)	(168,185)

Net investment income (loss)	(359,173)	(1,507)	(174)	(39,904)	(79)	(141,129)	(96,739)	(31,542)

Realized gain (loss) on investments	(2,100,495)	(2,030)	(222)	(70,144)	202	2,173,810	(52,732)	(92,373)
Change in unrealized gain (loss) on investments	2,238,235	1,839	105	30,139	1,655	(1,205,183)	626,605	442,599

Net gain (loss) on investments	137,740	(191)	(117)	(40,005)	1,857	968,627	573,873	350,226

Reinvested capital gains	-	520	498	130,791	1,077	671,982	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(221,433)	(1,178)	207	50,882	2,855	1,499,480	477,134	318,684

Investment Activity:	NOTMG4	PMVSTA	PMVFHA	PMVRA	ALVBWB	ALVGIB	ALVSVA	ALVSVB
Reinvested dividends	$98,851	46,192	1,820	3,284	9,211	41,087	1,893	345,377
Mortality and expense risk charges (note 2)	(152,384)	(44,824)	(562)	(612)	(2,062)	(72,708)	(1,771)	(1,541,309)

Net investment income (loss)	(53,533)	1,368	1,258	2,672	7,149	(31,621)	122	(1,195,932)

Realized gain (loss) on investments	(83,272)	6,816	1,764	(1,085)	(2,635)	351,813	(9,282)	2,586,967
Change in unrealized gain (loss) on investments	485,890	(13,237)	3,983	4,872	(17,974)	(183,613)	85,016	13,240,775

Net gain (loss) on investments	402,618	(6,421)	5,747	3,787	(20,609)	168,200	75,734	15,827,742

Reinvested capital gains	-	41,994	453	-	34,097	305,098	17,789	5,678,716

Net increase (decrease) in contract owners’ equity resulting from operations	$349,085	36,941	7,458	6,459	20,637	441,677	93,645	20,310,526

Investment Activity:	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2	ACVI	ACVMV1	ACVMV2
Reinvested dividends	$478,594	-	328,109	71,438	4,044,698	74	176,980	2,331,054
Mortality and expense risk charges (note 2)	(403,219)	(712)	(184,013)	(47,068)	(3,346,575)	(99)	(129,959)	(2,373,832)

Net investment income (loss)	75,375	(712)	144,096	24,370	698,123	(25)	47,021	(42,778)

Realized gain (loss) on investments	18,601	269	970,817	330,602	(2,890,727)	(171)	603,951	4,158,883
Change in unrealized gain (loss) on investments	168,467	(4,306)	206,566	(52,138)	6,658,465	(312)	900,493	18,160,704

Net gain (loss) on investments	187,068	(4,037)	1,177,383	278,464	3,767,738	(483)	1,504,444	22,319,587

Reinvested capital gains	1,367,577	5,741	262,169	64,550	1,639,559	-	420,724	6,532,819

Net increase (decrease) in contract owners’ equity resulting from operations	$1,630,020	992	1,583,648	367,384	6,105,420	(508)	1,972,189	28,809,628

Investment Activity:	DVMCSS	DVSCS	DCAP	DCAPS	DVDLS	DGI	FCA2S	FQB
Reinvested dividends	$211,826	715,756	406,122	1,378,316	-	154,629	10,914	253,160
Mortality and expense risk charges (note 2)	(422,086)	(1,136,309)	(328,673)	(1,516,703)	(11,446)	(170,436)	(10,565)	(92,399)

Net investment income (loss)	(210,260)	(420,553)	77,449	(138,387)	(11,446)	(15,807)	349	160,761

Realized gain (loss) on investments	(621,993)	3,225,136	768,401	2,144,770	83,721	249,989	(32,737)	(36,280)
Change in unrealized gain (loss) on investments	2,514,192	7,494,776	(3,122,970)	(11,251,935)	(60,440)	(716,575)	(12,777)	57,456

Net gain (loss) on investments	1,892,199	10,719,912	(2,354,569)	(9,107,165)	23,281	(466,586)	(45,514)	21,176

Reinvested capital gains	1,771,461	6,785,156	3,802,682	14,948,478	76,350	1,514,239	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,453,400	17,084,515	1,525,562	5,702,926	88,185	1,031,846	(45,165)	181,937

Investment Activity:	FQBS	FC2	FEIP	FVSS2	FHIP	FAMP	FB2	FNRS2
Reinvested dividends	$719,171	-	6,696,130	52,486	2,431,351	1,517,633	1,074,634	450,813
Mortality and expense risk charges (note 2)	(306,584)	-	(3,927,658)	(86,098)	(620,993)	(1,412,478)	(367,994)	(1,356,974)

Net investment income (loss)	412,587	-	2,768,472	(33,612)	1,810,358	105,155	706,640	(906,161)

Realized gain (loss) on investments	95,118	(20)	(9,488,260)	704,996	1,824,027	481,607	10,654	174,154
Change in unrealized gain (loss) on investments	(33,575)	-	32,964,682	(216,013)	2,090,642	(3,534,162)	577,919	24,132,408

Net gain (loss) on investments	61,543	(20)	23,476,422	488,983	3,914,669	(3,052,555)	588,573	24,306,562

Reinvested capital gains	-	-	19,084,179	-	-	4,683,835	38,775	-

Net increase (decrease) in contract owners’ equity resulting from operations	$474,130	(20)	45,329,073	455,371	5,725,027	1,736,435	1,333,988	23,400,401

Investment Activity:	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGI2
Reinvested dividends	$5,972,147	68,480	2,982,907	137,199	5,623,970	137,912	709,815	1,148,202
Mortality and expense risk charges (note 2)	(4,219,284)	(68,386)	(3,370,058)	(126,622)	(6,516,285)	(128,963)	(970,451)	(307,172)

Net investment income (loss)	1,752,863	94	(387,151)	10,577	(892,315)	8,949	(260,636)	841,030

Realized gain (loss) on investments	(3,076,011)	195,205	3,842,859	249,536	9,182,933	164,461	1,405,391	16,501
Change in unrealized gain (loss) on investments	24,579,660	(112,435)	(482,711)	(130,611)	(4,025,822)	(58,110)	(814,304)	4,025,814

Net gain (loss) on investments	21,503,649	82,770	3,360,148	118,925	5,157,111	106,351	591,087	4,042,315

Reinvested capital gains	17,609,015	126,437	5,110,333	314,764	14,214,693	385,128	2,371,567	-

Net increase (decrease) in contract owners’ equity resulting from operations	$40,865,527	209,301	8,083,330	444,266	18,479,489	500,428	2,702,018	4,883,345

Investment Activity:	FGP	FG2	FIGBS	FIGBP2	FMCS	FMC2	FOP	FO2
Reinvested dividends	$125,651	-	330,994	8,757,940	74,947	804,863	779,667	1,034,919
Mortality and expense risk charges (note 2)	(4,398,673)	(4,284,193)	(202,908)	(5,376,570)	(244,977)	(3,950,239)	(746,642)	(1,272,654)

Net investment income (loss)	(4,273,022)	(4,284,193)	128,086	3,381,370	(170,030)	(3,145,376)	33,025	(237,735)

Realized gain (loss) on investments	16,930,710	16,788,235	(63,681)	138,477	(162,950)	6,245,524	(1,768,131)	(1,194,090)
Change in unrealized gain (loss) on investments	(48,255,686)	(42,919,878)	437,157	4,079,123	944,907	5,839,661	(2,201,865)	(4,569,151)

Net gain (loss) on investments	(31,324,976)	(26,131,643)	373,476	4,217,600	781,957	12,085,185	(3,969,996)	(5,763,241)

Reinvested capital gains	32,918,908	26,433,334	7,506	159,486	1,214,252	16,287,717	92,405	143,989

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,679,090)	(3,982,502)	509,068	7,758,456	1,826,179	25,227,526	(3,844,566)	(5,856,987)

Investment Activity:	FVSS	GVSSCS	GVGMNS	GVSIA	OVIGS	OVMS	OVCAFS	OVB
Reinvested dividends	$45,319	1,634	24,254	154	260,397	721,102	-	833,035
Mortality and expense risk charges (note 2)	(59,448)	(502)	(137,824)	(29)	(517,627)	(404,717)	-	(301,774)

Net investment income (loss)	(14,129)	1,132	(113,570)	125	(257,230)	316,385	-	531,261

Realized gain (loss) on investments	329,306	(6,115)	(34,855)	-	(460,440)	(339,097)	(12)	(1,788,116)
Change in unrealized gain (loss) on investments	23,600	26,003	374,107	(98)	(1,341,672)	1,179,055	-	1,727,041

Net gain (loss) on investments	352,906	19,888	339,252	(98)	(1,802,112)	839,958	(12)	(61,075)

Reinvested capital gains	-	5,008	-	-	717,496	-	20	-

Net increase (decrease) in contract owners’ equity resulting from operations	$338,777	26,028	225,682	27	(1,341,846)	1,156,343	8	470,186

Investment Activity:	OVGS	OVGSS	OVIG	OVGI	OVGIS	OVSC	OVSCS	OVAG
Reinvested dividends	$1,359,541	761,043	7,204	132,005	1,611,248	33,802	224,213	-
Mortality and expense risk charges (note 2)	(1,696,774)	(1,506,654)	(2,855)	(153,163)	(2,934,398)	(87,852)	(1,399,976)	(125,618)

Net investment income (loss)	(337,233)	(745,611)	4,349	(21,158)	(1,323,150)	(54,050)	(1,175,763)	(125,618)

Realized gain (loss) on investments	637,098	(2,454,535)	(30,169)	1,032,545	13,602,674	(386,061)	2,978,870	597,430
Change in unrealized gain (loss) on investments	(11,450,143)	(5,806,408)	(7,883)	(1,266,205)	(17,663,763)	1,221,333	7,995,475	(1,150,019)

Net gain (loss) on investments	(10,813,045)	(8,260,943)	(38,052)	(233,660)	(4,061,089)	835,272	10,974,345	(552,589)

Reinvested capital gains	8,617,596	6,747,665	15,325	1,403,124	22,474,084	250,595	3,451,561	736,944

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,532,682)	(2,258,889)	(18,378)	1,148,306	17,089,845	1,031,817	13,250,143	58,737

Investment Activity:	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD
Reinvested dividends	$87,319	399,197	1,073,616	238,821	5,812,743	6,457,571	728	333,904
Mortality and expense risk charges (note 2)	(23,333)	(128,370)	(697,469)	(355,677)	(6,331,106)	(5,124,562)	(286)	(108,303)

Net investment income (loss)	63,986	270,827	376,147	(116,856)	(518,363)	1,333,009	442	225,601

Realized gain (loss) on investments	(57,186)	(250,735)	(1,253,885)	(1,653,999)	(924,259)	(1,858,001)	(5,958)	(131,516)
Change in unrealized gain (loss) on investments	78,989	388,386	5,262,887	1,614,844	486,725	3,563,617	15,905	445,758

Net gain (loss) on investments	21,803	137,651	4,009,002	(39,155)	(437,534)	1,705,616	9,947	314,242

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$85,789	408,478	4,385,149	(156,011)	(955,897)	3,038,625	10,389	539,843

Investment Activity:	PMVHYD	PVGIB	PVGOB	PVTIGB	PVTVB	ACEG2	VYDS	ROCSC
Reinvested dividends	$13,539	32,567	-	6,614	12,030	-	3,336	5,521
Mortality and expense risk charges (note 2)	(1,101)	(26,325)	(1,701)	(12,150)	(13,090)	(65,656)	(4,332)	(1,144)

Net investment income (loss)	12,438	6,242	(1,701)	(5,536)	(1,060)	(65,656)	(996)	4,377

Realized gain (loss) on investments	(149)	282,522	584	(20,924)	(156,782)	428,314	104,384	(37,684)
Change in unrealized gain (loss) on investments	15,888	(131,309)	7,288	20,611	114,687	(801,101)	(112,715)	31,066

Net gain (loss) on investments	15,739	151,213	7,872	(313)	(42,095)	(372,787)	(8,331)	(6,618)

Reinvested capital gains	-	57,514	-	-	41,692	397,799	14,326	54,581

Net increase (decrease) in contract owners’ equity resulting from operations	$28,177	214,969	6,171	(5,849)	(1,463)	(40,644)	4,999	52,340

Investment Activity:	RVARS	TRBCG2	TREI2	TRHS2	VWHAS	VWBF	VWEM	VWHA
Reinvested dividends	$16,272	-	126	-	101,547	-	80,722	81,676
Mortality and expense risk charges (note 2)	(268,283)	-	-	(3,746,067)	(562,138)	(104,286)	(219,717)	(276,819)

Net investment income (loss)	(252,011)	-	126	(3,746,067)	(460,591)	(104,286)	(138,995)	(195,143)

Realized gain (loss) on investments	114,785	206	167	19,930,511	(6,935,915)	(472,116)	(599,416)	(1,546,779)
Change in unrealized gain (loss) on investments	(210,701)	13	(3)	(52,424,848)	18,949,667	966,910	491,709	8,634,000

Net gain (loss) on investments	(95,916)	219	164	(32,494,337)	12,013,752	494,794	(107,707)	7,087,221

Reinvested capital gains	-	-	3	1,633,521	-	-	87,449	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(347,927)	219	293	(34,606,883)	11,553,161	390,508	(159,253)	6,892,078

Investment Activity:	WRPMAV	WRPMCV	WRPMMV	WRASP	WRHIP	WRMCG	WRPAP	WRPCP
Reinvested dividends	$89,637	12,838	42,715	1,180,241	6,245,064	-	661	37,051
Mortality and expense risk charges (note 2)	(42,976)	(9,730)	(31,440)	(3,402,228)	(1,417,394)	(1,035,384)	(190)	(12,481)

Net investment income (loss)	46,661	3,108	11,275	(2,221,987)	4,827,670	(1,035,384)	471	24,570

Realized gain (loss) on investments	(37,839)	(7,299)	(19,258)	(12,202,647)	(3,043,953)	164,565	(79)	(93,770)
Change in unrealized gain (loss) on investments	(279,474)	(50,661)	(117,244)	4,931,900	9,676,013	186,565	(2,759)	(58,011)

Net gain (loss) on investments	(317,313)	(57,960)	(136,502)	(7,270,747)	6,632,060	351,130	(2,838)	(151,781)

Reinvested capital gains	491,661	73,390	250,048	-	-	3,555,019	4,334	199,303

Net increase (decrease) in contract owners’ equity resulting from operations	$221,009	18,538	124,821	(9,492,734)	11,459,730	2,870,765	1,967	72,092

Investment Activity:	WRPMP	WRPMAP	WRPMCP	SVDF	SVOF	WFVSCG	WFVOG2	WFVTRB
Reinvested dividends	$392,916	803,550	93,151	-	5,501	-	-	814
Mortality and expense risk charges (note 2)	(119,711)	(200,628)	(28,400)	(492)	(3,473)	(1,076,279)	(265)	(706)

Net investment income (loss)	273,205	602,922	64,751	(492)	2,028	(1,076,279)	(265)	108

Realized gain (loss) on investments	(177,850)	(84,947)	(57,194)	1,299	13,178	(5,095,775)	762	3,717
Change in unrealized gain (loss) on investments	(1,550,674)	(2,904,000)	(340,543)	(1,466)	(14,284)	3,353,810	(2,722)	193

Net gain (loss) on investments	(1,728,524)	(2,988,947)	(397,737)	(167)	(1,106)	(1,741,965)	(1,960)	3,910

Reinvested capital gains	2,373,487	4,399,437	522,163	2,696	27,312	6,502,685	916	-

Net increase (decrease) in contract owners’ equity resulting from operations	$918,168	2,013,412	189,177	2,037	28,234	3,684,441	(1,309)	4,018

Investment Activity:	CAF	CAF2
Reinvested dividends	$41,663	90,976
Mortality and expense risk charges (note 2)	(131,955)	(262,019)

Net investment income (loss)	(90,292)	(171,043)

Realized gain (loss) on investments	10,905,268	(8,595,081)
Change in unrealized gain (loss) on investments	(13,969,219)	126,132

Net gain (loss) on investments	(3,063,951)	(8,468,949)

Reinvested capital gains	2,877,890	7,989,427

Net increase (decrease) in contract owners’ equity resulting from operations	$(276,353)	(650,565)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-     II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2016 and 2015

	Total		HVSIT		ALMCS		ALVDAA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$168,755,049	115,049,473	(189,580)	(257,307)	(2,986)	(5,421)	325	467
Realized gain (loss) on investments	394,387,386	715,046,581	(855,877)	2,529,167	18,565	76,986	(831)	(1,845)
Change in unrealized gain (loss) on investments	(454,599,992)	(3,888,840,243)	(2,936,526)	(7,547,045)	(17,143)	(84,847)	3,683	(2,427)
Reinvested capital gains	2,459,945,835	2,072,504,919	5,814,485	3,208,344	-	-	21	2,024

Net increase (decrease) in contract owners’ equity resulting from operations	2,568,488,278	(986,239,270)	1,832,502	(2,066,841)	(1,564)	(13,282)	3,198	(1,781)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,310,766,547	5,082,070,683	348,032	634,748	858	-	-	-
Transfers between funds	-	-	(798,742)	(9,820,125)	(73,261)	8,309	(38,520)	(2,278)
Redemptions (note 3)	(3,392,343,859)	(3,585,721,629)	(1,013,411)	(1,699,548)	(11,174)	(171,925)	-	(15,424)
Annuity benefits	(1,316,007)	(1,331,027)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(391,165,311)	(347,726,151)	(167,418)	(185,439)	(7)	(7)	-	-
Contingent deferred sales charges (note 2)	(17,157,826)	(17,474,670)	(8,459)	(26,287)	-	-	-	-
Adjustments to maintain reserves	(178,385)	(143,597)	(506)	(461)	8	(12)	1	-

Net equity transactions	508,605,159	1,129,673,609	(1,640,504)	(11,097,112)	(83,576)	(163,635)	(38,519)	(17,702)

Net change in contract owners’ equity	3,077,093,437	143,434,339	191,998	(13,163,953)	(85,140)	(176,917)	(35,321)	(19,483)
Contract owners’ equity beginning of period	45,303,722,763	45,160,288,424	20,959,247	34,123,200	339,556	516,473	92,651	112,134

Contract owners’ equity end of period	$48,380,816,200	45,303,722,763	21,151,245	20,959,247	254,416	339,556	57,330	92,651

CHANGES IN UNITS:
Beginning units	3,188,288,017	3,051,691,530	1,378,482	2,049,869	17,677	26,168	8,584	10,220
Units purchased	618,806,965	711,312,559	92,239	230,580	49	2,869	155	706
Units redeemed	(522,610,774)	(574,716,072)	(198,264)	(901,967)	(4,386)	(11,360)	(3,573)	(2,342)

Ending units	3,284,484,208	3,188,288,017	1,272,457	1,378,482	13,340	17,677	5,166	8,584

	ALVDAB		AAEIP3		ACVIP1		AFGF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(240,833)	(230,514)	922	19	7,251	4,377	(33,480)	(64,850)
Realized gain (loss) on investments	112,064	132,065	13,717	-	(4,745)	(1,098)	645,760	650,422
Change in unrealized gain (loss) on investments	393,087	(1,035,108)	2,007	(463)	10,550	(9,401)	(668,831)	(2,487,967)
Reinvested capital gains	4,249	350,324	-	53	3,121	-	937,493	2,629,053

Net increase (decrease) in contract owners’ equity resulting from operations	268,567	(783,233)	16,646	(391)	16,177	(6,122)	880,942	726,658

Equity transactions:
Purchase payments received from contract owners (note 3)	229,154	5,515,671	8,118	2,444	118,313	128,175	13,226	14,160
Transfers between funds	(1,075,058)	(220,563)	(14,717)	-	7,957	10,742	(39,994)	10,166
Redemptions (note 3)	(1,228,165)	(760,450)	(256)	-	(20,763)	(28,128)	(1,291,571)	(1,816,653)
Annuity benefits	-	-	-	-	-	-	(870)	(878)
Contract maintenance charges (note 2)	(592)	(530)	-	-	(1,692)	(919)	(2,540)	(2,727)
Contingent deferred sales charges (note 2)	(17,684)	(8,756)	-	-	-	-	(150)	(19)
Adjustments to maintain reserves	(301)	(187)	(2)	(3)	(14)	-	750	719

Net equity transactions	(2,092,646)	4,525,185	(6,857)	2,441	103,801	109,870	(1,321,149)	(1,795,232)

Net change in contract owners’ equity	(1,824,079)	3,741,952	9,789	2,050	119,978	103,748	(440,207)	(1,068,574)
Contract owners’ equity beginning of period	19,589,104	15,847,152	2,050	-	302,685	198,937	11,534,835	12,603,409

Contract owners’ equity end of period	$17,765,025	19,589,104	11,839	2,050	422,663	302,685	11,094,628	11,534,835

CHANGES IN UNITS:
Beginning units	1,778,946	1,392,186	330	-	33,187	21,218	92,503	106,861
Units purchased	64,185	539,258	6,096	330	23,144	15,658	193	263
Units redeemed	(252,695)	(152,498)	(5,067)	-	(11,862)	(3,689)	(10,572)	(14,621)

Ending units	1,590,436	1,778,946	1,359	330	44,469	33,187	82,124	92,503

	AFHY		AVPAP2		AFGC		BRVHY3
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$40,719	34,884	(1,741,535)	(565,967)	2,109	2,329	308,849	47,524
Realized gain (loss) on investments	(10,424)	(45,635)	4,442,015	7,780,829	3,529	10,994	(60,046)	(48,515)
Change in unrealized gain (loss) on investments	92,050	(48,675)	14,995,042	(43,936,816)	(18,946)	(14,714)	634,463	(262,579)
Reinvested capital gains	-	-	23,120,705	16,575,282	14,827	7,231	-	28,929

Net increase (decrease) in contract owners’ equity resulting from operations	122,345	(59,426)	40,816,227	(20,146,672)	1,519	5,840	883,266	(234,641)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,472	40,614	7,890,247	20,421,857	463	210	3,910,572	2,778,534
Transfers between funds	77,718	(471,760)	(18,598,173)	(19,731,320)	(9,983)	(28,467)	4,811,568	1,992,550
Redemptions (note 3)	(44,930)	(29,500)	(20,175,553)	(17,200,217)	(42,648)	(117,347)	(958,267)	(190,349)
Annuity benefits	(1,331)	(1,398)	-	-	(215)	(219)	-	-
Contract maintenance charges (note 2)	(342)	(327)	(9,841,122)	(9,503,264)	(505)	(472)	(348)	(16)
Contingent deferred sales charges (note 2)	-	-	(418,380)	(280,239)	-	-	(4,400)	(156)
Adjustments to maintain reserves	1,025	742	(365)	(193)	93	199	(622)	17

Net equity transactions	33,612	(461,629)	(41,143,346)	(26,293,376)	(52,795)	(146,096)	7,758,503	4,580,580

Net change in contract owners’ equity	155,957	(521,055)	(327,119)	(46,440,048)	(51,276)	(140,256)	8,641,769	4,345,939
Contract owners’ equity beginning of period	701,035	1,222,090	752,011,702	798,451,750	755,543	895,799	4,345,939	-

Contract owners’ equity end of period	$856,992	701,035	751,684,583	752,011,702	704,267	755,543	12,987,708	4,345,939

CHANGES IN UNITS:
Beginning units	13,269	21,295	63,474,141	65,640,615	21,051	25,113	472,591	-
Units purchased	2,941	11,704	1,686,087	3,691,213	660	436	1,251,185	581,963
Units redeemed	(2,250)	(19,730)	(5,100,864)	(5,857,687)	(2,112)	(4,498)	(452,903)	(109,372)

Ending units	13,960	13,269	60,059,364	63,474,141	19,599	21,051	1,270,873	472,591

	BRVTR3		BRVED3		MLVGA3		CHSMM
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$332,856	23,521	381,565	126,042	(1,716,259)	(2,108,048)	(64,258)	(66,987)
Realized gain (loss) on investments	4,261	(3,441)	(177,169)	(65)	(2,245,210)	655,937	-	-
Change in unrealized gain (loss) on investments	(1,236,130)	(506,132)	15,979,099	(2,679,017)	11,410,498	(32,178,937)	-	-
Reinvested capital gains	-	-	5,350,191	2,897,235	-	22,883,409	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(899,013)	(486,052)	21,533,686	344,195	7,449,029	(10,747,639)	(64,258)	(66,987)

Equity transactions:
Purchase payments received from contract owners (note 3)	96,172,479	50,598,529	103,168,418	54,368,736	22,272,574	65,201,116	143,557	15,302
Transfers between funds	8,501,969	10,836,899	7,950,601	6,408,426	(26,027,191)	6,223,813	(1,586,852)	1,773,387
Redemptions (note 3)	(2,176,660)	(389,397)	(2,410,677)	(282,084)	(25,360,239)	(21,327,070)	(2,002,524)	(1,563,248)
Annuity benefits	-	-	-	-	(4,885)	(2,368)	-	-
Contract maintenance charges (note 2)	(786,066)	(40,732)	(743,213)	(17,491)	(15,189)	(14,461)	(434)	(531)
Contingent deferred sales charges (note 2)	(31,017)	(2,840)	(35,981)	(23)	(84,210)	(61,964)	-	-
Adjustments to maintain reserves	(233)	(3)	(1,594)	(86)	(1,351)	(516)	48	37

Net equity transactions	101,680,472	61,002,456	107,927,554	60,477,478	(29,220,491)	50,018,550	(3,446,205)	224,947

Net change in contract owners’ equity	100,781,459	60,516,404	129,461,240	60,821,673	(21,771,462)	39,270,911	(3,510,463)	157,960
Contract owners’ equity beginning of period	60,516,404	-	60,821,673	-	376,020,365	336,749,454	9,048,033	8,890,073

Contract owners’ equity end of period	$161,297,863	60,516,404	190,282,913	60,821,673	354,248,903	376,020,365	5,537,570	9,048,033

CHANGES IN UNITS:
Beginning units	6,186,106	-	6,235,745	-	25,726,229	22,411,842	917,962	884,847
Units purchased	11,333,410	6,600,377	12,104,174	6,381,238	2,657,069	6,231,053	363,333	881,298
Units redeemed	(1,195,551)	(414,271)	(1,287,306)	(145,493)	(4,669,990)	(2,916,666)	(719,388)	(848,183)

Ending units	16,323,965	6,186,106	17,052,613	6,235,745	23,713,308	25,726,229	561,907	917,962

	DWVVLS		DWVSVS		DSIF		DSIFS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$7,804	7,532	(373,310)	(330,659)	1,446,440	1,086,845	398,783	64,712
Realized gain (loss) on investments	11,570	35,189	(719,881)	(512,105)	8,904,453	10,158,110	8,200,215	15,507,620
Change in unrealized gain (loss) on investments	2,172	(53,733)	8,387,950	(4,593,320)	2,612,648	(18,228,110)	(547,935)	(20,504,146)
Reinvested capital gains	55,785	-	2,836,116	2,936,934	7,587,750	6,578,081	4,926,559	4,349,725

Net increase (decrease) in contract owners’ equity resulting from operations	77,331	(11,012)	10,130,875	(2,499,150)	20,551,291	(405,074)	12,977,622	(582,089)

Equity transactions:
Purchase payments received from contract owners (note 3)	283,833	171,771	6,175,981	7,198,873	2,072,789	2,703,088	1,728,647	2,702,101
Transfers between funds	(72,012)	16,663	13,689,852	2,452,833	(1,943,821)	(1,325,531)	(4,072,800)	(14,067,032)
Redemptions (note 3)	(70,576)	(169,042)	(2,612,353)	(1,066,636)	(24,346,120)	(25,255,275)	(12,319,629)	(12,771,673)
Annuity benefits	-	-	(818)	-	(58,044)	(57,085)	(2,752)	(3,945)
Contract maintenance charges (note 2)	(2,734)	(2,004)	(105,946)	(83,101)	(93,795)	(98,603)	(462,266)	(473,454)
Contingent deferred sales charges (note 2)	-	-	(10,492)	(7,240)	(5,251)	(8,799)	(36,652)	(40,682)
Adjustments to maintain reserves	(35)	5	(1,200)	(442)	2,512	4,032	(7,814)	(1,087)

Net equity transactions	138,476	17,393	17,135,024	8,494,287	(24,371,730)	(24,038,173)	(15,173,266)	(24,655,772)

Net change in contract owners’ equity	215,807	6,381	27,265,899	5,995,137	(3,820,439)	(24,443,247)	(2,195,644)	(25,237,861)
Contract owners’ equity beginning of period	636,020	629,639	29,685,190	23,690,053	219,834,155	244,277,402	144,148,929	169,386,790

Contract owners’ equity end of period	$851,827	636,020	56,951,089	29,685,190	216,013,716	219,834,155	141,953,285	144,148,929

CHANGES IN UNITS:
Beginning units	48,681	47,661	2,546,750	1,869,070	4,605,478	5,106,390	6,053,900	7,085,178
Units purchased	19,884	18,577	2,196,506	1,313,331	111,474	141,754	681,206	828,516
Units redeemed	(11,297)	(17,557)	(954,131)	(635,651)	(611,353)	(642,666)	(1,286,685)	(1,859,794)

Ending units	57,268	48,681	3,789,125	2,546,750	4,105,599	4,605,478	5,448,421	6,053,900

	DSRG		ETVFR		FRESS2		FTVIS2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(2,855)	(112,435)	596,740	377,767	6,999	8,216	7,744,079	8,032,243
Realized gain (loss) on investments	2,249,864	2,721,538	(670,032)	(672,152)	12,132	27,094	3,017,875	(3,996,331)
Change in unrealized gain (loss) on investments	(2,840,763)	(10,242,321)	2,219,972	(608,286)	(483)	(27,809)	16,549,422	(26,859,534)
Reinvested capital gains	3,752,342	5,750,032	-	-	7,975	15,495	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,158,588	(1,883,186)	2,146,680	(902,671)	26,623	22,996	27,311,376	(22,823,622)

Equity transactions:
Purchase payments received from contract owners (note 3)	364,521	488,534	7,619,852	11,278,836	142,878	100,263	18,304,394	41,063,747
Transfers between funds	(909,932)	(385,690)	14,210,382	(2,205,009)	79,061	(47,574)	5,062,039	(23,975,908)
Redemptions (note 3)	(4,168,028)	(4,383,332)	(4,335,009)	(3,714,397)	(127,738)	(19,317)	(23,725,648)	(26,451,751)
Annuity benefits	(3,426)	(3,622)	-	-	-	-	(4,554)	(2,117)
Contract maintenance charges (note 2)	(24,050)	(26,036)	(1,492)	(693)	-	-	(15,144)	(16,340)
Contingent deferred sales charges (note 2)	(4,528)	(2,041)	(5,132)	(2,488)	-	-	(63,714)	(73,343)
Adjustments to maintain reserves	580	220	(233)	(294)	(21)	(4)	(547)	(839)

Net equity transactions	(4,744,863)	(4,311,967)	17,488,368	5,355,955	94,180	33,368	(443,174)	(9,456,551)

Net change in contract owners’ equity	(1,586,275)	(6,195,153)	19,635,048	4,453,284	120,803	56,364	26,868,202	(32,280,173)
Contract owners’ equity beginning of period	39,448,634	45,643,787	25,354,740	20,901,456	723,669	667,305	234,789,274	267,069,447

Contract owners’ equity end of period	$37,862,359	39,448,634	44,989,788	25,354,740	844,472	723,669	261,657,476	234,789,274

CHANGES IN UNITS:
Beginning units	1,041,694	1,151,261	2,619,558	2,099,789	60,710	57,644	17,158,069	17,836,972
Units purchased	12,085	29,633	4,482,578	4,752,421	27,340	25,512	3,406,636	4,066,418
Units redeemed	(136,360)	(139,200)	(2,774,328)	(4,232,652)	(20,492)	(22,446)	(3,445,934)	(4,745,321)

Ending units	917,419	1,041,694	4,327,808	2,619,558	67,558	60,710	17,118,771	17,158,069

	FTVRD2		FTVSV2		FTVMD2		FTVDM2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(34,715)	(28,031)	(651,406)	(958,931)	9,874	17,031	(65,442)	72,324
Realized gain (loss) on investments	1,555,875	2,971,639	5,673,558	13,281,310	(17,228)	(11,655)	(1,013,875)	(560,252)
Change in unrealized gain (loss) on investments	(974,910)	(10,169,658)	4,836,336	(37,857,141)	31,972	(81,647)	2,486,801	(3,736,734)
Reinvested capital gains	4,620,222	4,906,189	14,729,854	16,004,149	61,980	40,517	-	1,602,700

Net increase (decrease) in contract owners’ equity resulting from operations	5,166,472	(2,319,861)	24,588,342	(9,530,613)	86,598	(35,754)	1,407,484	(2,621,962)

Equity transactions:
Purchase payments received from contract owners (note 3)	402,420	206,051	752,242	1,107,123	85,527	202,765	80,362	135,641
Transfers between funds	(1,357,685)	(1,745,172)	(3,784,416)	(5,923,680)	30,223	(45,063)	(18,100)	(70,738)
Redemptions (note 3)	(6,356,081)	(7,605,699)	(10,579,925)	(15,094,445)	(63,949)	(21,486)	(1,163,459)	(1,894,330)
Annuity benefits	(5,964)	(5,973)	(4,359)	(4,626)	-	-	-	-
Contract maintenance charges (note 2)	(3,020)	(3,399)	(467,411)	(476,944)	(1,949)	(1,317)	(1,234)	(1,470)
Contingent deferred sales charges (note 2)	(5,007)	(2,535)	(13,097)	(37,846)	-	-	(1,833)	(1,012)
Adjustments to maintain reserves	(340)	(325)	(1,324)	(721)	(21)	(3)	(277)	(219)

Net equity transactions	(7,325,677)	(9,157,052)	(14,098,290)	(20,431,139)	49,831	134,896	(1,104,541)	(1,832,128)

Net change in contract owners’ equity	(2,159,205)	(11,476,913)	10,490,052	(29,961,752)	136,429	99,142	302,943	(4,454,090)
Contract owners’ equity beginning of period	39,684,634	51,161,547	96,754,259	126,716,011	642,479	543,337	9,684,196	14,138,286

Contract owners’ equity end of period	$37,525,429	39,684,634	107,244,311	96,754,259	778,908	642,479	9,987,139	9,684,196

CHANGES IN UNITS:
Beginning units	1,656,734	2,031,340	3,333,199	3,991,805	55,378	44,952	1,309,203	1,514,448
Units purchased	53,157	88,000	359,476	390,832	12,894	26,550	191,248	129,336
Units redeemed	(341,292)	(462,606)	(801,905)	(1,049,438)	(8,138)	(16,124)	(333,504)	(334,581)

Ending units	1,368,599	1,656,734	2,890,770	3,333,199	60,134	55,378	1,166,947	1,309,203

	TIF2		FTVGI2		FTVFA2		FTVSI2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$202,922	901,725	(1,867,129)	8,548,836	1,985,628	1,219,115	14,141	30,746
Realized gain (loss) on investments	(2,781,888)	(2,424,260)	(4,010,723)	(1,723,042)	(3,582,643)	(732,121)	(18,804)	(12,973)
Change in unrealized gain (loss) on investments	3,957,315	(3,848,587)	7,131,151	(15,546,163)	8,205,441	(8,317,144)	37,453	(49,942)
Reinvested capital gains	719,684	1,741,755	101,315	692,286	2,928,311	153,150	-	8,696

Net increase (decrease) in contract owners’ equity resulting from operations	2,098,033	(3,629,367)	1,354,614	(8,028,083)	9,536,737	(7,677,000)	32,790	(23,473)

Equity transactions:
Purchase payments received from contract owners (note 3)	491,499	300,654	7,221,727	16,796,287	5,964,075	20,195,320	117,496	173,855
Transfers between funds	(904,538)	1,773,589	(5,141,298)	(7,541,777)	(4,602,763)	(8,013,588)	(8,448)	71,013
Redemptions (note 3)	(5,732,744)	(9,018,705)	(11,769,147)	(11,900,048)	(7,578,078)	(5,443,324)	(71,545)	(66,286)
Annuity benefits	(2,181)	(2,359)	(14,074)	(15,465)	(599)	(312)	-	-
Contract maintenance charges (note 2)	(159,505)	(176,076)	(8,741)	(8,862)	(3,975)	(3,835)	-	-
Contingent deferred sales charges (note 2)	(3,009)	(12,680)	(45,800)	(24,304)	(34,897)	(23,820)	-	-
Adjustments to maintain reserves	(546)	(455)	(794)	(752)	(677)	(409)	(13)	(9)

Net equity transactions	(6,311,024)	(7,136,032)	(9,758,127)	(2,694,921)	(6,256,914)	6,710,032	37,490	178,573

Net change in contract owners’ equity	(4,212,991)	(10,765,399)	(8,403,513)	(10,723,004)	3,279,823	(966,968)	70,280	155,100
Contract owners’ equity beginning of period	43,432,053	54,197,452	126,241,660	136,964,664	89,381,979	90,348,947	432,302	277,202

Contract owners’ equity end of period	$39,219,062	43,432,053	117,838,147	126,241,660	92,661,802	89,381,979	502,582	432,302

CHANGES IN UNITS:
Beginning units	2,173,064	2,504,890	13,724,392	14,019,187	7,830,285	7,315,810	44,614	27,378
Units purchased	174,690	433,757	2,260,091	2,691,249	824,785	1,945,190	13,422	24,194
Units redeemed	(490,514)	(765,583)	(3,342,146)	(2,986,044)	(1,362,809)	(1,430,715)	(9,787)	(6,958)

Ending units	1,857,240	2,173,064	12,642,337	13,724,392	7,292,261	7,830,285	48,249	44,614

	FTVHI2		IVMCC2		IVKMG2		IVBRA1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$10,426	5,523	(243,477)	(238,698)	(256,155)	(314,142)	(84)	7,328
Realized gain (loss) on investments	(2,995)	(9,374)	(328,293)	(112,118)	797,255	1,832,658	(1,884)	(1,749)
Change in unrealized gain (loss) on investments	17,650	(5,719)	1,160,804	(2,104,904)	(2,525,240)	(2,946,201)	22,808	(31,594)
Reinvested capital gains	-	-	969,162	1,515,376	1,739,001	1,477,223	-	17,239

Net increase (decrease) in contract owners’ equity resulting from operations	25,081	(9,570)	1,558,196	(940,344)	(245,139)	49,538	20,840	(8,776)

Equity transactions:
Purchase payments received from contract owners (note 3)	15,924	37,176	188,221	2,400,024	133,221	90,731	2,199	13,169
Transfers between funds	13,380	(439,126)	(564,689)	1,041,590	(1,346,927)	267,966	(1,098)	1,338
Redemptions (note 3)	(2,749)	(20,088)	(873,947)	(525,771)	(1,699,972)	(2,563,984)	(6,599)	(21,255)
Annuity benefits	-	-	(3,247)	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(67,333)	(61,613)	(110,807)	(123,226)	-	(48)
Contingent deferred sales charges (note 2)	-	-	(5,890)	(3,957)	(4,480)	(4,891)	-	-
Adjustments to maintain reserves	(19)	(1)	(101)	(324)	(385)	(369)	(12)	(3)

Net equity transactions	26,536	(422,039)	(1,326,986)	2,849,949	(3,029,350)	(2,333,773)	(5,510)	(6,799)

Net change in contract owners’ equity	51,617	(431,609)	231,210	1,909,605	(3,274,489)	(2,284,235)	15,330	(15,575)
Contract owners’ equity beginning of period	155,574	587,183	14,556,079	12,646,474	19,254,944	21,539,179	194,273	209,848

Contract owners’ equity end of period	$207,191	155,574	14,787,289	14,556,079	15,980,455	19,254,944	209,603	194,273

CHANGES IN UNITS:
Beginning units	16,935	57,693	1,203,449	984,626	1,392,724	1,552,810	19,487	20,089
Units purchased	4,508	50,660	48,740	463,187	87,022	288,716	215	1,483
Units redeemed	(2,046)	(91,418)	(157,004)	(244,364)	(312,133)	(448,802)	(776)	(2,085)

Ending units	19,397	16,935	1,095,185	1,203,449	1,167,613	1,392,724	18,926	19,487

	JPMMV1		JABS		JAMGS		JAFBS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(62,882)	(51,037)	65,385	28,908	554	679	454,720	74,369
Realized gain (loss) on investments	391,366	1,604,526	192,093	387,316	(2,997)	1,739	46,175	(14,276)
Change in unrealized gain (loss) on investments	657,946	(3,370,731)	(76,736)	(823,604)	6,531	(21,154)	(729,327)	(270,325)
Reinvested capital gains	727,954	1,247,580	143,752	321,432	16,802	20,676	-	5,357

Net increase (decrease) in contract owners’ equity resulting from operations	1,714,384	(569,662)	324,494	(85,948)	20,890	1,940	(228,432)	(204,875)

Equity transactions:
Purchase payments received from contract owners (note 3)	306,801	356,973	211,314	21,777	49,922	65,571	13,411,000	8,267,208
Transfers between funds	1,219,276	(223,459)	(227,143)	852	(86,645)	51,815	18,294,795	11,109,919
Redemptions (note 3)	(1,756,635)	(2,222,300)	(1,090,530)	(1,052,567)	(10,327)	(1,501)	(2,185,572)	(387,647)
Annuity benefits	-	-	(3,064)	(11,808)	-	-	-	-
Contract maintenance charges (note 2)	(4,194)	(4,278)	(516)	(544)	(171)	(163)	(243,155)	(28,558)
Contingent deferred sales charges (note 2)	(215)	(3,166)	(1)	(66)	-	-	(22,925)	(3,484)
Adjustments to maintain reserves	(156)	(84)	(34,195)	3,415	(9)	(12)	(371)	(105)

Net equity transactions	(235,123)	(2,096,314)	(1,144,135)	(1,038,941)	(47,230)	115,710	29,253,772	18,957,333

Net change in contract owners’ equity	1,479,261	(2,665,976)	(819,641)	(1,124,889)	(26,340)	117,650	29,025,340	18,752,458
Contract owners’ equity beginning of period	13,376,443	16,042,419	10,159,248	11,284,137	249,785	132,135	18,752,458	-

Contract owners’ equity end of period	$14,855,704	13,376,443	9,339,607	10,159,248	223,445	249,785	47,777,798	18,752,458

CHANGES IN UNITS:
Beginning units	546,122	629,150	437,539	481,380	17,758	9,705	1,919,575	-
Units purchased	111,263	154,953	60,053	30,422	3,391	9,140	4,210,570	2,200,965
Units redeemed	(121,439)	(237,981)	(105,222)	(74,263)	(6,921)	(1,087)	(1,271,141)	(281,390)

Ending units	535,946	546,122	392,370	437,539	14,228	17,758	4,859,004	1,919,575

	JACAS		JAGTS		JAIGS		LZREMS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(815,188)	(415,820)	(883,091)	(348,038)	1,592,428	(546,913)	(122,697)	(60,692)
Realized gain (loss) on investments	(1,094,409)	4,981,707	(211,774)	1,959,801	(8,609,147)	(4,817,366)	(1,309,702)	(1,396,345)
Change in unrealized gain (loss) on investments	(15,272,527)	(18,298,004)	5,069,743	(6,872,347)	1,656,141	(2,113,532)	5,253,077	(2,683,319)
Reinvested capital gains	17,371,993	28,173,307	2,126,440	6,037,314	1,277,125	1,715,089	-	46,452

Net increase (decrease) in contract owners’ equity resulting from operations	189,869	14,441,190	6,101,318	776,730	(4,083,453)	(5,762,722)	3,820,678	(4,093,904)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,568,392	1,919,469	8,152,743	10,982,788	1,419,251	5,001,354	6,369,977	7,892,395
Transfers between funds	(10,778,063)	(4,828,833)	3,725,483	12,129,555	(2,816,761)	(4,906,377)	12,272,295	218,487
Redemptions (note 3)	(12,609,433)	(13,087,193)	(6,954,868)	(2,990,022)	(6,349,418)	(6,799,526)	(3,336,804)	(698,512)
Annuity benefits	-	-	(629)	(628)	(8,998)	(11,126)	-	-
Contract maintenance charges (note 2)	(649,700)	(685,614)	(4,952)	(4,324)	(9,214)	(10,785)	(1,233)	(501)
Contingent deferred sales charges (note 2)	(35,687)	(56,286)	(19,766)	(11,954)	(29,854)	(15,139)	(45,990)	(2,715)
Adjustments to maintain reserves	(6,862)	(1,284)	(660)	(367)	(694)	(602)	(416)	(164)

Net equity transactions	(22,511,353)	(16,739,741)	4,897,351	20,105,048	(7,795,688)	(6,742,201)	15,257,829	7,408,990

Net change in contract owners’ equity	(22,321,484)	(2,298,551)	10,998,669	20,881,778	(11,879,141)	(12,504,923)	19,078,507	3,315,086
Contract owners’ equity beginning of period	147,326,695	149,625,246	57,807,055	36,925,277	51,258,995	63,763,918	16,012,703	12,697,617

Contract owners’ equity end of period	$125,005,211	147,326,695	68,805,724	57,807,055	39,379,854	51,258,995	35,091,210	16,012,703

CHANGES IN UNITS:
Beginning units	5,899,324	6,633,166	4,891,607	3,355,733	2,950,471	3,311,550	2,211,426	1,378,884
Units purchased	595,935	980,914	2,487,611	2,998,959	405,572	667,863	3,408,513	1,744,146
Units redeemed	(1,460,141)	(1,714,756)	(2,283,356)	(1,463,085)	(928,622)	(1,028,942)	(1,532,608)	(911,604)

Ending units	5,035,118	5,899,324	5,095,862	4,891,607	2,427,421	2,950,471	4,087,331	2,211,426

	LOVTRC		M2IGSS		MNDSC		MVUSC
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$238,087	-	(68,604)	(46,083)	(410,285)	(397,079)	4,063	5,005
Realized gain (loss) on investments	(20,538)	-	(109,363)	(41,580)	(1,074,907)	(346,348)	(5,371)	1,200
Change in unrealized gain (loss) on investments	(511,046)	-	(284,743)	(477,426)	2,026,483	(1,114,993)	12,019	(39,513)
Reinvested capital gains	42,909	-	701,323	388,726	1,260,284	803,316	3,044	10,068

Net increase (decrease) in contract owners’ equity resulting from operations	(250,588)	-	238,613	(176,363)	1,801,575	(1,055,104)	13,755	(23,240)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,435,799	-	100,235	5,202	3,033,973	4,989,780	12,030	30,063
Transfers between funds	6,343,978	-	317,553	7,164,231	(1,148,923)	(120,038)	553	27,965
Redemptions (note 3)	(221,207)	-	(713,127)	(835,497)	(1,323,850)	(1,402,985)	(11,549)	(13,325)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(11,429)	-	(586)	(497)	(76,678)	(67,599)	-	-
Contingent deferred sales charges (note 2)	(1,290)	-	(78)	(574)	(7,617)	(12,114)	-	-
Adjustments to maintain reserves	(29)	-	(128)	(116)	(511)	(424)	(13)	1

Net equity transactions	11,545,822	-	(296,131)	6,332,749	476,394	3,386,620	1,021	44,704

Net change in contract owners’ equity	11,295,234	-	(57,518)	6,156,386	2,277,969	2,331,516	14,776	21,464
Contract owners’ equity beginning of period	-	-	6,156,386	-	23,951,034	21,619,518	134,024	112,560

Contract owners’ equity end of period	$11,295,234	-	6,098,868	6,156,386	26,229,003	23,951,034	148,800	134,024

CHANGES IN UNITS:
Beginning units	-	-	633,135	-	1,931,535	1,676,490	13,406	9,548
Units purchased	1,404,911	-	88,915	754,465	467,281	703,127	2,131	5,061
Units redeemed	(270,799)	-	(120,431)	(121,330)	(423,025)	(448,082)	(2,085)	(1,203)

Ending units	1,134,112	-	601,619	633,135	1,975,791	1,931,535	13,452	13,406

	MVFSC		MVIVSC		MSGI2		MSVFI
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,294,762	1,928,324	(902,270)	504,121	21,457	(142)	14,838	53,723
Realized gain (loss) on investments	16,241,744	21,261,691	5,049,046	4,481,833	(49,992)	(18,215)	1,612	2,991
Change in unrealized gain (loss) on investments	(5,644,373)	(53,561,941)	(4,607,125)	166,288	(76,485)	(178,655)	79,878	(102,658)
Reinvested capital gains	31,270,320	21,634,866	5,100,115	2,075,885	267,440	55,067	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	43,162,453	(8,737,060)	4,639,766	7,228,127	162,420	(141,945)	96,328	(45,944)

Equity transactions:
Purchase payments received from contract owners (note 3)	19,888,706	24,319,241	21,546,028	26,886,356	2,017,215	1,285,143	15,264	45,962
Transfers between funds	9,002,469	(900,509)	4,768,311	18,641,060	5,893,493	155,482	305,945	(296,847)
Redemptions (note 3)	(32,213,522)	(38,671,451)	(13,828,503)	(11,897,161)	(378,120)	(27,444)	(302,215)	(196,378)
Annuity benefits	(15,653)	(15,395)	(1,453)	(336)	-	-	-	-
Contract maintenance charges (note 2)	(2,026,270)	(1,923,396)	(1,253,142)	(1,144,120)	(270)	(1)	(407)	(442)
Contingent deferred sales charges (note 2)	(86,506)	(89,070)	(60,761)	(97,586)	(2,635)	-	(72)	(3)
Adjustments to maintain reserves	(1,052)	(1,081)	(1,315)	(813)	(136)	(30)	(44)	(43)

Net equity transactions	(5,451,828)	(17,281,661)	11,169,165	32,387,400	7,529,547	1,413,150	18,471	(447,751)

Net change in contract owners’ equity	37,710,625	(26,018,721)	15,808,931	39,615,527	7,691,967	1,271,205	114,799	(493,695)
Contract owners’ equity beginning of period	358,674,982	384,693,703	208,373,123	168,757,596	1,271,205	-	2,069,088	2,562,783

Contract owners’ equity end of period	$396,385,607	358,674,982	224,182,054	208,373,123	8,963,172	1,271,205	2,183,887	2,069,088

CHANGES IN UNITS:
Beginning units	13,646,938	14,263,480	13,447,782	11,397,673	154,932	-	163,055	197,375
Units purchased	2,415,827	2,628,868	3,303,139	4,830,397	1,215,315	164,907	71,161	58,510
Units redeemed	(2,575,091)	(3,245,410)	(2,606,562)	(2,780,288)	(405,518)	(9,975)	(69,860)	(92,830)

Ending units	13,487,674	13,646,938	14,144,359	13,447,782	964,729	154,932	164,356	163,055

	MSVF2		MSEM		MSEMB		VKVGR2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$18,629	220,741	79,138	82,721	26,425	34,160	(2,122)	(20)
Realized gain (loss) on investments	215,171	482,248	6,155	(25,901)	4,662	(9,702)	251	8,790
Change in unrealized gain (loss) on investments	240,125	(997,854)	77,589	(105,836)	24,366	(41,147)	4,677	(19,965)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	473,925	(294,865)	162,882	(49,016)	55,453	(16,689)	2,806	(11,195)

Equity transactions:
Purchase payments received from contract owners (note 3)	367,966	75,743	-	-	-	28,894	537	19,078
Transfers between funds	(260,489)	(708,963)	(87,113)	(98,343)	542	(11,032)	51,186	168,270
Redemptions (note 3)	(1,496,416)	(2,513,046)	(130,850)	(220,397)	(55,217)	(215,868)	(20,662)	(48,608)
Annuity benefits	(1,096)	(1,576)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(20,163)	(21,293)	(1,032)	(1,112)	(86)	(87)	(6)	(5)
Contingent deferred sales charges (note 2)	(817)	(1,611)	(76)	(83)	-	-	-	-
Adjustments to maintain reserves	(208)	(244)	(56)	(126)	(62)	(22)	(5)	(36)

Net equity transactions	(1,411,223)	(3,170,990)	(219,127)	(320,061)	(54,823)	(198,115)	31,050	138,699

Net change in contract owners’ equity	(937,298)	(3,465,855)	(56,245)	(369,077)	630	(214,804)	33,856	127,504
Contract owners’ equity beginning of period	11,553,177	15,019,032	1,845,745	2,214,822	601,037	815,841	402,676	275,172

Contract owners’ equity end of period	$10,615,879	11,553,177	1,789,500	1,845,745	601,667	601,037	436,532	402,676

CHANGES IN UNITS:
Beginning units	908,448	1,156,982	72,640	85,072	37,621	44,687	38,899	25,692
Units purchased	122,940	136,267	-	-	949	4,203	6,267	32,099
Units redeemed	(231,845)	(384,801)	(8,077)	(12,432)	(4,035)	(11,269)	(3,596)	(18,892)

Ending units	799,543	908,448	64,563	72,640	34,535	37,621	41,570	38,899

	MSVRE		MSVREB		NAMGI2		NAMAA2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(32)	(22)	(9)	(6)	408,710	513,032	(11,636,179)	3,930,020
Realized gain (loss) on investments	1,301	1,183	157	134	(530,341)	42,596	(195,199)	(16,148)
Change in unrealized gain (loss) on investments	192	(903)	29	(113)	1,048,622	(7,148,929)	66,531,104	(31,990,949)
Reinvested capital gains	-	-	-	-	7,639,902	5,389,473	-	9,981,435

Net increase (decrease) in contract owners’ equity resulting from operations	1,461	258	177	15	8,566,893	(1,203,828)	54,699,726	(18,095,642)

Equity transactions:
Purchase payments received from contract owners (note 3)	(1,109)	-	-	-	79,822,242	38,623,737	335,165,189	403,529,057
Transfers between funds	-	-	-	-	(7,716,137)	6,381,172	28,328,045	30,522,009
Redemptions (note 3)	1,109	-	-	-	(2,279,093)	(982,118)	(16,670,751)	(5,423,160)
Annuity benefits	(3,189)	(3,153)	(553)	(564)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(623,199)	(222,363)	(7,968,034)	(2,467,981)
Contingent deferred sales charges (note 2)	-	-	-	-	(31,665)	(17,887)	(275,491)	(109,268)
Adjustments to maintain reserves	1,057	888	3	23	(310)	(126)	(234)	(328)

Net equity transactions	(2,132)	(2,265)	(550)	(541)	69,171,838	43,782,415	338,578,724	426,050,329

Net change in contract owners’ equity	(671)	(2,007)	(373)	(526)	77,738,731	42,578,587	393,278,450	407,954,687
Contract owners’ equity beginning of period	29,020	31,027	3,555	4,081	64,293,500	21,714,913	594,463,401	186,508,714

Contract owners’ equity end of period	$28,349	29,020	3,182	3,555	142,032,231	64,293,500	987,741,851	594,463,401

CHANGES IN UNITS:
Beginning units	-	-	-	-	6,439,133	2,143,787	62,152,068	18,774,801
Units purchased	-	-	-	-	8,015,208	4,721,067	39,646,036	46,204,710
Units redeemed	-	-	-	-	(1,359,239)	(425,721)	(5,246,299)	(2,827,443)

Ending units	-	-	-	-	13,095,102	6,439,133	96,551,805	62,152,068

	NVAMV1		NVAMV2		GVAAA2		GVABD2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$455,837	491,638	1,288,987	1,138,665	25,226,479	(4,354,741)	23,743,520	(2,100,870)
Realized gain (loss) on investments	797,967	2,028,457	2,261,107	5,596,414	14,746,963	18,470,222	8,722,404	2,330,621
Change in unrealized gain (loss) on investments	2,166,861	(11,555,231)	8,004,570	(37,337,540)	16,448,644	(283,948,301)	(25,182,335)	(35,933,450)
Reinvested capital gains	4,364,072	6,180,911	15,831,432	20,754,318	347,686,969	239,162,576	7,694,907	825,067

Net increase (decrease) in contract owners’ equity resulting from operations	7,784,737	(2,854,225)	27,386,096	(9,848,143)	404,109,055	(30,670,244)	14,978,496	(34,878,632)

Equity transactions:
Purchase payments received from contract owners (note 3)	643,862	506,952	11,302,317	12,560,708	439,925,786	456,899,566	409,489,117	321,528,345
Transfers between funds	624,172	(2,109,868)	8,509,725	(6,301,439)	98,668,652	37,787,074	44,512,087	44,687,395
Redemptions (note 3)	(6,314,537)	(6,684,637)	(15,355,177)	(18,634,809)	(328,189,173)	(295,598,804)	(112,874,001)	(106,974,492)
Annuity benefits	(4,531)	(4,540)	(23,322)	(23,507)	(15,163)	(10,194)	(44,750)	(46,448)
Contract maintenance charges (note 2)	(16,770)	(18,230)	(818,960)	(784,339)	(57,578,466)	(52,452,380)	(22,806,370)	(18,960,382)
Contingent deferred sales charges (note 2)	(1,307)	(4,105)	(37,607)	(68,472)	(1,994,580)	(2,208,153)	(1,059,401)	(1,116,168)
Adjustments to maintain reserves	3,434	(2,431)	(1,267)	(1,149)	(1,718)	(8,641)	8,769	(389)

Net equity transactions	(5,065,677)	(8,316,859)	3,575,709	(13,253,007)	150,815,338	144,408,468	317,225,451	239,117,861

Net change in contract owners’ equity	2,719,060	(11,171,084)	30,961,805	(23,101,150)	554,924,393	113,738,224	332,203,947	204,239,229
Contract owners’ equity beginning of period	45,028,179	56,199,263	154,500,081	177,601,231	5,391,210,945	5,277,472,721	1,966,107,791	1,761,868,562

Contract owners’ equity end of period	$47,747,239	45,028,179	185,461,886	154,500,081	5,946,135,338	5,391,210,945	2,298,311,738	1,966,107,791

CHANGES IN UNITS:
Beginning units	2,093,055	2,467,526	7,354,304	7,970,170	375,976,645	366,259,790	172,807,397	152,420,112
Units purchased	112,845	60,845	1,753,865	1,517,382	49,534,670	48,475,654	47,800,368	40,869,819
Units redeemed	(338,770)	(435,316)	(1,643,885)	(2,133,248)	(39,604,964)	(38,758,799)	(21,242,862)	(20,482,534)

Ending units	1,867,130	2,093,055	7,464,284	7,354,304	385,906,351	375,976,645	199,364,903	172,807,397

	GVAGG2		GVAGR2		GVAGI2		HIBF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(87,576)	(2,259,956)	(5,556,370)	(3,392,216)	(6,942,912)	(14,159,163)	2,849,360	2,461,920
Realized gain (loss) on investments	9,480,510	6,575,786	9,536,982	4,309,748	38,043,268	48,687,860	(3,914,095)	(1,533,306)
Change in unrealized gain (loss) on investments	(37,020,712)	(16,328,118)	(61,254,146)	5,961,159	(147,452,882)	(190,942,620)	9,905,911	(4,392,847)
Reinvested capital gains	24,533,853	22,947,058	86,756,436	10,724,594	340,271,573	145,358,132	-	628,292

Net increase (decrease) in contract owners’ equity resulting from operations	(3,093,925)	10,934,770	29,482,902	17,603,285	223,919,047	(11,055,791)	8,841,176	(2,835,941)

Equity transactions:
Purchase payments received from contract owners (note 3)	23,522,797	31,398,158	41,298,095	62,916,921	375,324,250	353,056,409	3,900,472	5,661,628
Transfers between funds	(5,591,398)	13,752,835	(17,031,101)	(1,638,902)	(24,673,852)	(47,971,793)	6,062,951	2,343,793
Redemptions (note 3)	(16,239,920)	(16,690,764)	(27,501,235)	(28,646,160)	(125,322,795)	(114,274,572)	(8,479,153)	(9,096,440)
Annuity benefits	(5,254)	(5,728)	(14,179)	(8,889)	(20,441)	(20,440)	(306)	(285)
Contract maintenance charges (note 2)	(1,174,203)	(1,086,835)	(1,343,441)	(1,287,750)	(23,168,825)	(19,185,345)	(4,429)	(4,436)
Contingent deferred sales charges (note 2)	(68,907)	(112,680)	(129,083)	(121,681)	(1,138,077)	(1,176,810)	(16,000)	(24,281)
Adjustments to maintain reserves	(9,632)	(751)	264	14,734	15,451	(1,380)	(902)	(539)

Net equity transactions	433,483	27,254,235	(4,720,680)	31,228,273	201,015,711	170,426,069	1,462,633	(1,120,560)

Net change in contract owners’ equity	(2,660,442)	38,189,005	24,762,222	48,831,558	424,934,758	159,370,278	10,303,809	(3,956,501)
Contract owners’ equity beginning of period	260,172,086	221,983,081	416,685,445	367,853,887	2,181,824,579	2,022,454,301	62,665,194	66,621,695

Contract owners’ equity end of period	$257,511,644	260,172,086	441,447,667	416,685,445	2,606,759,337	2,181,824,579	72,969,003	62,665,194

CHANGES IN UNITS:
Beginning units	16,378,721	14,633,884	27,464,041	25,379,860	165,263,144	152,683,209	3,261,275	3,331,749
Units purchased	2,897,082	4,520,767	4,162,320	6,591,102	35,739,816	34,914,976	3,020,172	2,275,453
Units redeemed	(2,863,813)	(2,775,930)	(4,519,154)	(4,506,921)	(20,822,446)	(22,335,041)	(2,881,986)	(2,345,927)

Ending units	16,411,990	16,378,721	27,107,207	27,464,041	180,180,514	165,263,144	3,399,461	3,261,275

	GEM		GEM2		GIG		NVIE6
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(41,503)	(55,164)	(390,715)	(669,645)	131,346	(181,696)	142,457	(542,441)
Realized gain (loss) on investments	(396,133)	(185,969)	(2,699,223)	(758,940)	(462,773)	(95,637)	143,621	1,222,651
Change in unrealized gain (loss) on investments	926,106	(1,638,784)	5,735,055	(10,023,634)	186,332	(1,282,973)	(602,833)	(4,318,932)
Reinvested capital gains	-	-	-	-	-	760,221	-	1,557,868

Net increase (decrease) in contract owners’ equity resulting from operations	488,470	(1,879,917)	2,645,117	(11,452,219)	(145,095)	(800,085)	(316,755)	(2,080,854)

Equity transactions:
Purchase payments received from contract owners (note 3)	278,740	252,112	2,256,802	5,517,105	308,532	250,609	2,145,876	5,436,503
Transfers between funds	(281,640)	(197,905)	(6,192,850)	3,241,708	(536,080)	(344,394)	(604,164)	1,970,625
Redemptions (note 3)	(1,269,468)	(1,733,797)	(4,200,139)	(6,071,157)	(2,380,928)	(2,749,892)	(2,261,999)	(2,817,483)
Annuity benefits	(703)	(805)	(5,511)	(2,733)	(4,019)	(4,521)	-	-
Contract maintenance charges (note 2)	(4,457)	(5,313)	(3,904)	(4,306)	(7,334)	(8,061)	(208,064)	(220,469)
Contingent deferred sales charges (note 2)	(892)	(2,884)	(18,652)	(89,200)	(1,265)	(2,163)	(6,264)	(24,255)
Adjustments to maintain reserves	(2,606)	(391)	(2,982)	(5,378)	175	150	(565)	(590)

Net equity transactions	(1,281,026)	(1,688,983)	(8,167,236)	2,586,039	(2,620,919)	(2,858,272)	(935,180)	4,344,331

Net change in contract owners’ equity	(792,556)	(3,568,900)	(5,522,119)	(8,866,180)	(2,766,014)	(3,658,357)	(1,251,935)	2,263,477
Contract owners’ equity beginning of period	8,599,960	12,168,860	50,958,390	59,824,570	18,763,244	22,421,601	39,980,311	37,716,834

Contract owners’ equity end of period	$7,807,404	8,599,960	45,436,271	50,958,390	15,997,230	18,763,244	38,728,376	39,980,311

CHANGES IN UNITS:
Beginning units	494,600	578,521	2,110,360	2,054,838	1,434,332	1,638,422	4,786,711	4,306,729
Units purchased	63,310	42,205	346,748	663,729	46,105	55,102	810,273	1,529,420
Units redeemed	(131,906)	(126,126)	(681,742)	(608,207)	(251,323)	(259,192)	(916,220)	(1,049,438)

Ending units	426,004	494,600	1,775,366	2,110,360	1,229,114	1,434,332	4,680,764	4,786,711

	NVNMO1		NVNMO2		NVNSR1		NVNSR2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(375,527)	(452,606)	(203,087)	(247,034)	(11,528)	(13,165)	(956,565)	(1,087,367)
Realized gain (loss) on investments	1,635,282	2,283,635	95,215	1,066,135	(51,451)	95,800	10,461,002	17,337,208
Change in unrealized gain (loss) on investments	3,271,494	(10,180,236)	1,582,050	(3,818,044)	10,537	(563,519)	(12,079,891)	(41,218,544)
Reinvested capital gains	3,293,419	6,577,065	1,197,666	2,323,208	211,717	447,658	11,920,463	22,445,657

Net increase (decrease) in contract owners’ equity resulting from operations	7,824,668	(1,772,142)	2,671,844	(675,735)	159,275	(33,226)	9,345,009	(2,523,046)

Equity transactions:
Purchase payments received from contract owners (note 3)	615,396	791,804	820,551	157,087	131,675	153,712	2,320,904	5,604,798
Transfers between funds	(1,829,395)	(1,127,002)	(915,465)	(2,374,595)	(115,397)	(40,448)	(5,256,394)	(5,830,379)
Redemptions (note 3)	(7,127,561)	(8,340,972)	(2,330,106)	(1,835,324)	(542,045)	(281,599)	(13,267,784)	(20,849,680)
Annuity benefits	(11,893)	(11,813)	-	-	-	-	(6,839)	(7,409)
Contract maintenance charges (note 2)	(27,580)	(29,737)	(196,156)	(203,153)	(889)	(957)	(699,172)	(735,079)
Contingent deferred sales charges (note 2)	(1,271)	(3,238)	(11,652)	(18,670)	(2,221)	(2,422)	(11,685)	(24,171)
Adjustments to maintain reserves	929	71	(361)	(351)	(33)	(77)	(759)	(801)

Net equity transactions	(8,381,375)	(8,720,887)	(2,633,189)	(4,275,006)	(528,910)	(171,791)	(16,921,729)	(21,842,721)

Net change in contract owners’ equity	(556,707)	(10,493,029)	38,655	(4,950,741)	(369,635)	(205,017)	(7,576,720)	(24,365,767)
Contract owners’ equity beginning of period	71,422,885	81,915,914	25,411,230	30,361,971	2,472,698	2,677,715	125,486,859	149,852,626

Contract owners’ equity end of period	$70,866,178	71,422,885	25,449,885	25,411,230	2,103,063	2,472,698	117,910,139	125,486,859

CHANGES IN UNITS:
Beginning units	5,502,381	6,161,181	2,018,042	2,346,283	164,906	175,685	8,567,800	10,053,530
Units purchased	54,953	80,486	151,980	120,793	11,950	27,742	420,253	1,506,467
Units redeemed	(687,013)	(739,286)	(363,084)	(449,034)	(47,784)	(38,521)	(1,571,954)	(2,992,197)

Ending units	4,870,321	5,502,381	1,806,938	2,018,042	129,072	164,906	7,416,099	8,567,800

	NVCRA2		NVCRB2		NVCCA2		NVCCN2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$416,645	687,797	25,057,363	24,857,082	31,207,156	41,983,084	6,938,839	4,189,538
Realized gain (loss) on investments	207,217	763,231	28,162,185	19,280,665	38,162,617	67,939,620	(2,367,910)	1,061,098
Change in unrealized gain (loss) on investments	(1,805,131)	(9,073,506)	(59,493,934)	(179,322,385)	(128,136,197)	(379,060,445)	(2,166,263)	(43,809,433)
Reinvested capital gains	5,384,382	5,195,923	102,592,055	78,936,748	203,418,155	191,007,607	19,745,565	22,236,000

Net increase (decrease) in contract owners’ equity resulting from operations	4,203,113	(2,426,555)	96,317,669	(56,247,890)	144,651,731	(78,130,134)	22,150,231	(16,322,797)

Equity transactions:
Purchase payments received from contract owners (note 3)	6,045,850	10,775,466	132,371,513	214,742,004	23,870,566	48,159,256	39,312,245	42,190,867
Transfers between funds	(2,454,370)	2,593,466	(28,905,460)	(30,170,731)	(49,763,657)	(4,927,391)	26,499,072	10,672,237
Redemptions (note 3)	(5,012,865)	(6,028,860)	(117,650,449)	(109,598,253)	(151,074,616)	(169,309,454)	(64,390,277)	(56,272,134)
Annuity benefits	(769)	-	(8,908)	(6,994)	(5,045)	-	(2,420)	(2,511)
Contract maintenance charges (note 2)	(5,129)	(4,727)	(24,976,954)	(22,402,172)	(32,398,552)	(31,789,571)	(8,843,857)	(8,129,422)
Contingent deferred sales charges (note 2)	(18,560)	(12,078)	(1,156,377)	(1,046,517)	(616,200)	(700,911)	(573,547)	(483,680)
Adjustments to maintain reserves	(740)	(333)	(6,701)	(900)	(3,748)	(1,100)	(911)	(737)

Net equity transactions	(1,446,583)	7,322,934	(40,333,336)	51,516,437	(209,991,252)	(158,569,171)	(7,999,695)	(12,025,380)

Net change in contract owners’ equity	2,756,530	4,896,379	55,984,333	(4,731,453)	(65,339,521)	(236,699,305)	14,150,536	(28,348,177)
Contract owners’ equity beginning of period	64,715,621	59,819,242	2,126,863,818	2,131,595,271	2,697,751,014	2,934,450,319	708,908,549	737,256,726

Contract owners’ equity end of period	$67,472,151	64,715,621	2,182,848,151	2,126,863,818	2,632,411,493	2,697,751,014	723,059,085	708,908,549

CHANGES IN UNITS:
Beginning units	5,356,750	4,780,265	174,013,314	170,119,173	217,431,242	230,201,524	61,515,066	62,574,511
Units purchased	614,587	1,190,831	14,270,541	23,071,359	5,916,997	12,886,845	11,846,905	13,330,492
Units redeemed	(731,673)	(614,346)	(17,571,082)	(19,177,218)	(22,750,159)	(25,657,127)	(12,546,948)	(14,389,937)

Ending units	5,239,664	5,356,750	170,712,773	174,013,314	200,598,080	217,431,242	60,815,023	61,515,066

	NVCMD2		NVCMA2		NVCMC2		NVCBD1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$31,055,490	36,786,950	3,576,908	5,622,878	9,029,250	8,108,604	61,024	49,389
Realized gain (loss) on investments	35,750,699	60,530,742	3,486,766	14,946,291	6,102,786	9,387,756	10,735	(37,777)
Change in unrealized gain (loss) on investments	(115,104,841)	(328,119,684)	(16,475,654)	(69,248,020)	(12,282,810)	(71,733,395)	58,998	(82,597)
Reinvested capital gains	180,128,157	160,298,107	29,619,034	37,235,720	32,712,462	32,846,994	6,228	14,151

Net increase (decrease) in contract owners’ equity resulting from operations	131,829,505	(70,503,885)	20,207,054	(11,443,131)	35,561,688	(21,390,041)	136,985	(56,834)

Equity transactions:
Purchase payments received from contract owners (note 3)	44,648,329	85,050,603	10,070,085	22,608,368	44,043,351	54,679,155	134,224	61,397
Transfers between funds	(48,711,686)	(27,274,895)	(8,816,165)	(4,619,821)	(12,530,690)	(16,258,430)	805,439	(294,388)
Redemptions (note 3)	(144,957,349)	(157,303,369)	(31,153,160)	(35,388,541)	(57,867,931)	(47,601,150)	(455,344)	(251,293)
Annuity benefits	(5,150)	(5,421)	-	-	(12,899)	(23,275)	-	-
Contract maintenance charges (note 2)	(29,845,889)	(29,504,129)	(1,991,854)	(2,067,204)	(9,395,409)	(8,823,791)	(941)	(780)
Contingent deferred sales charges (note 2)	(897,851)	(1,124,037)	(54,813)	(84,624)	(416,740)	(482,987)	(313)	(1,079)
Adjustments to maintain reserves	(190)	(484)	(780)	(667)	(2,723)	(833)	(59)	(57)

Net equity transactions	(179,769,786)	(130,161,732)	(31,946,687)	(19,552,489)	(36,183,041)	(18,511,311)	483,006	(486,200)

Net change in contract owners’ equity	(47,940,281)	(200,665,617)	(11,739,633)	(30,995,620)	(621,353)	(39,901,352)	619,991	(543,034)
Contract owners’ equity beginning of period	2,699,988,233	2,900,653,850	366,262,797	397,258,417	820,061,340	859,962,692	2,862,984	3,406,018

Contract owners’ equity end of period	$2,652,047,952	2,699,988,233	354,523,164	366,262,797	819,439,987	820,061,340	3,482,975	2,862,984

CHANGES IN UNITS:
Beginning units	218,892,033	229,287,740	29,878,087	31,438,275	68,111,828	69,676,994	233,064	271,564
Units purchased	7,241,278	14,421,810	2,205,806	3,899,413	6,185,866	7,209,760	131,905	43,037
Units redeemed	(21,699,241)	(24,817,517)	(4,797,712)	(5,459,601)	(9,151,674)	(8,774,926)	(92,259)	(81,537)

Ending units	204,434,070	218,892,033	27,286,181	29,878,087	65,146,020	68,111,828	272,710	233,064

	NVCBD2		NVLCP2		TRF		TRF2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,279,749	1,190,614	903,701	6,391	102,829	(180,142)	(420,234)	(788,575)
Realized gain (loss) on investments	220,201	1,059,230	(157,108)	248,536	3,934,928	7,022,013	12,720,531	17,803,758
Change in unrealized gain (loss) on investments	1,371,622	(5,124,417)	109,490	(2,234,319)	7,058,044	(7,140,315)	(2,458,379)	(17,632,236)
Reinvested capital gains	168,646	465,570	265,927	565,433	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,040,218	(2,409,003)	1,122,010	(1,413,959)	11,095,801	(298,444)	9,841,918	(617,053)

Equity transactions:
Purchase payments received from contract owners (note 3)	6,408,011	10,002,161	5,082,393	6,800,196	1,471,776	1,191,788	2,959,287	4,557,036
Transfers between funds	516,167	3,840,674	497,281	(817,117)	(1,825,628)	(1,252,634)	(8,177,591)	(1,785,425)
Redemptions (note 3)	(9,304,867)	(16,445,387)	(4,107,198)	(3,016,020)	(13,138,176)	(13,248,846)	(13,373,752)	(22,110,427)
Annuity benefits	(6,206)	(6,586)	-	-	(42,470)	(40,286)	(5,062)	(5,471)
Contract maintenance charges (note 2)	(556,661)	(519,962)	(545,877)	(513,364)	(66,418)	(71,376)	(575,431)	(594,874)
Contingent deferred sales charges (note 2)	(11,946)	(23,383)	(27,086)	(30,845)	(2,960)	(2,288)	(9,675)	(52,475)
Adjustments to maintain reserves	(737)	(662)	(637)	(619)	5,976	17,485	(890)	(795)

Net equity transactions	(2,956,239)	(3,153,145)	898,876	2,422,231	(13,597,900)	(13,406,157)	(19,183,114)	(19,992,431)

Net change in contract owners’ equity	83,979	(5,562,148)	2,020,886	1,008,272	(2,502,099)	(13,704,601)	(9,341,196)	(20,609,484)
Contract owners’ equity beginning of period	95,999,918	101,562,066	65,587,568	64,579,296	121,853,098	135,557,699	120,424,936	141,034,420

Contract owners’ equity end of period	$96,083,897	95,999,918	67,608,454	65,587,568	119,350,999	121,853,098	111,083,740	120,424,936

CHANGES IN UNITS:
Beginning units	8,086,301	8,368,425	5,081,927	4,904,620	1,468,479	1,636,013	5,584,163	6,491,200
Units purchased	1,843,876	2,713,906	1,501,419	1,539,917	24,251	20,586	282,574	1,244,870
Units redeemed	(2,103,799)	(2,996,030)	(1,438,430)	(1,362,610)	(188,697)	(188,120)	(1,160,662)	(2,151,907)

Ending units	7,826,378	8,086,301	5,144,916	5,081,927	1,304,033	1,468,479	4,706,075	5,584,163

	GBF		GVIX2		GVIX8		GVIDA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$950,760	519,011	12,563	5,261	474,704	273,277	(97,766)	(736,736)
Realized gain (loss) on investments	(3,800,037)	(3,942,185)	(11,811)	(220)	(284,916)	425,018	8,683,793	11,317,399
Change in unrealized gain (loss) on investments	1,598,835	(365,559)	11,004	(23,107)	(639,864)	(2,741,897)	(8,744,217)	(15,640,057)
Reinvested capital gains	-	-	-	-	-	-	13,024,614	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,250,442)	(3,788,733)	11,756	(18,066)	(450,076)	(2,043,602)	12,866,424	(5,059,394)

Equity transactions:
Purchase payments received from contract owners (note 3)	8,119,029	7,721,930	173,938	182,794	6,472,830	12,615,584	8,873,402	12,278,472
Transfers between funds	5,528,118	(78,766)	190,762	77,042	640,630	3,647,726	(6,744,922)	(5,180,668)
Redemptions (note 3)	(29,719,293)	(37,515,659)	(85,504)	-	(2,939,438)	(2,558,051)	(22,831,256)	(30,616,041)
Annuity benefits	(22,485)	(19,823)	-	-	(2,097)	(371)	(14,149)	(13,269)
Contract maintenance charges (note 2)	(1,023,644)	(1,016,096)	(562)	(276)	(189,892)	(168,201)	(25,486)	(28,605)
Contingent deferred sales charges (note 2)	(61,648)	(55,406)	-	-	(16,506)	(12,004)	(15,408)	(39,928)
Adjustments to maintain reserves	4,051	2,293	1	(14)	(2,215)	(2,377)	357	(72)

Net equity transactions	(17,175,872)	(30,961,527)	278,635	259,546	3,963,312	13,522,306	(20,757,462)	(23,600,111)

Net change in contract owners’ equity	(18,426,314)	(34,750,260)	290,391	241,480	3,513,236	11,478,704	(7,891,038)	(28,659,505)
Contract owners’ equity beginning of period	236,933,103	271,683,363	298,906	57,426	50,857,021	39,378,317	183,508,380	212,167,885

Contract owners’ equity end of period	$218,506,789	236,933,103	589,297	298,906	54,370,257	50,857,021	175,617,342	183,508,380

CHANGES IN UNITS:
Beginning units	14,815,954	16,944,271	29,332	5,529	5,462,717	4,101,560	8,101,133	9,151,603
Units purchased	3,700,953	4,265,328	36,982	26,959	1,278,185	2,439,021	1,026,622	1,740,294
Units redeemed	(4,919,548)	(6,393,645)	(8,548)	(3,156)	(840,514)	(1,077,864)	(1,906,928)	(2,790,764)

Ending units	13,597,359	14,815,954	57,766	29,332	5,900,388	5,462,717	7,220,827	8,101,133

	NVDBL2		NVDCA2		GVIDC		GVIDM
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$7,351,976	3,384,093	4,647,999	818,275	3,289,834	1,350,757	8,408,276	1,475,993
Realized gain (loss) on investments	3,835,554	6,008,052	23,504,863	19,324,185	(659,347)	4,040,154	22,225,706	29,790,149
Change in unrealized gain (loss) on investments	21,735,444	(60,557,142)	1,058,936	(103,880,900)	1,660,280	(35,885,681)	(31,627,249)	(178,957,130)
Reinvested capital gains	33,730,951	28,288,627	56,678,929	54,153,455	14,531,324	22,699,716	128,451,854	103,683,861

Net increase (decrease) in contract owners’ equity resulting from operations	66,653,925	(22,876,370)	85,890,727	(29,584,985)	18,822,091	(7,795,054)	127,458,587	(44,007,127)

Equity transactions:
Purchase payments received from contract owners (note 3)	182,875,045	193,810,800	18,250,545	39,136,920	54,356,554	42,238,401	43,494,557	85,802,986
Transfers between funds	8,975,590	8,432,269	(9,817,480)	29,752,321	60,787,630	22,684,955	(50,579,619)	(20,000,406)
Redemptions (note 3)	(65,478,027)	(58,168,290)	(56,988,225)	(67,045,181)	(80,912,145)	(69,943,718)	(179,297,657)	(239,008,365)
Annuity benefits	-	-	(2,378)	(2,486)	-	-	(17,876)	(18,657)
Contract maintenance charges (note 2)	(15,747,350)	(13,150,879)	(17,843,019)	(17,130,778)	(7,617,115)	(6,678,651)	(20,302,343)	(19,866,146)
Contingent deferred sales charges (note 2)	(794,611)	(554,840)	(312,028)	(613,489)	(674,735)	(602,809)	(531,118)	(691,628)
Adjustments to maintain reserves	(1,139)	(973)	(1,072)	(625)	(1,032)	(896)	(1,591)	(2,310)

Net equity transactions	109,829,508	130,368,087	(66,713,657)	(15,903,318)	25,939,157	(12,302,718)	(207,235,647)	(193,784,526)

Net change in contract owners’ equity	176,483,433	107,491,717	19,177,070	(45,488,303)	44,761,248	(20,097,772)	(79,777,060)	(237,791,653)
Contract owners’ equity beginning of period	1,323,221,002	1,215,729,285	1,442,308,321	1,487,796,624	647,698,253	667,796,025	2,440,767,583	2,678,559,236

Contract owners’ equity end of period	$1,499,704,435	1,323,221,002	1,461,485,391	1,442,308,321	692,459,501	647,698,253	2,360,990,523	2,440,767,583

CHANGES IN UNITS:
Beginning units	87,448,829	79,083,321	83,811,605	84,721,057	46,933,158	47,834,340	133,428,382	143,660,270
Units purchased	15,471,561	16,894,457	3,091,301	6,760,448	14,554,381	10,871,934	5,422,378	12,528,842
Units redeemed	(8,375,689)	(8,528,949)	(6,929,290)	(7,669,900)	(12,638,172)	(11,773,116)	(16,440,064)	(22,760,730)

Ending units	94,544,701	87,448,829	79,973,616	83,811,605	48,849,367	46,933,158	122,410,696	133,428,382

	GVDMA		GVDMC		MCIF		SAM
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,940,312	(1,204,019)	3,671,409	1,196,831	(352,540)	(625,257)	(8,815,824)	(8,885,609)
Realized gain (loss) on investments	(2,241,852)	4,874,626	(1,421,799)	1,154,754	6,612,039	4,674,730	70	-
Change in unrealized gain (loss) on investments	(5,810,385)	(40,025,195)	1,148,048	(57,660,234)	6,452,896	(21,463,649)	-	-
Reinvested capital gains	60,773,482	17,642,366	29,793,146	42,834,930	15,673,890	10,786,863	11,933	-

Net increase (decrease) in contract owners’ equity resulting from operations	54,661,557	(18,712,222)	33,190,804	(12,473,719)	28,386,285	(6,627,313)	(8,803,821)	(8,885,609)

Equity transactions:
Purchase payments received from contract owners (note 3)	17,455,322	32,647,062	48,356,711	52,087,056	21,044,825	23,804,456	156,658,564	177,399,904
Transfers between funds	(20,078,190)	(23,636,644)	75,499	(10,310,153)	2,694,315	631,362	193,891,658	173,104,257
Redemptions (note 3)	(96,715,610)	(144,779,882)	(60,513,343)	(71,450,359)	(12,999,514)	(14,155,511)	(346,700,751)	(367,153,430)
Annuity benefits	(16,431)	(16,509)	(9,869)	(5,377)	(14,122)	(14,518)	(108,137)	(79,445)
Contract maintenance charges (note 2)	(3,960,626)	(4,160,681)	(7,544,369)	(7,022,142)	(482,767)	(440,688)	(1,632,243)	(1,659,710)
Contingent deferred sales charges (note 2)	(79,903)	(196,856)	(334,941)	(290,118)	(31,695)	(46,026)	(624,636)	(430,692)
Adjustments to maintain reserves	(330)	(1,214)	(838)	(102)	(516)	(437)	3,194	(8,611)

Net equity transactions	(103,395,768)	(140,144,724)	(19,971,150)	(36,991,195)	10,210,526	9,778,638	1,487,649	(18,827,727)

Net change in contract owners’ equity	(48,734,211)	(158,856,946)	13,219,654	(49,464,914)	38,596,811	3,151,325	(7,316,172)	(27,713,336)
Contract owners’ equity beginning of period	868,276,696	1,027,133,642	808,733,138	858,198,052	155,498,228	152,346,903	591,802,270	619,515,606

Contract owners’ equity end of period	$819,542,485	868,276,696	821,952,792	808,733,138	194,095,039	155,498,228	584,486,098	591,802,270

CHANGES IN UNITS:
Beginning units	40,552,102	46,994,555	50,084,778	52,322,609	5,257,305	4,963,956	50,544,180	52,507,000
Units purchased	2,099,134	5,193,517	5,085,392	5,610,124	1,323,349	1,419,525	61,274,739	76,405,217
Units redeemed	(6,856,739)	(11,635,970)	(6,266,034)	(7,847,955)	(1,033,024)	(1,126,176)	(61,709,443)	(78,368,037)

Ending units	35,794,497	40,552,102	48,904,136	50,084,778	5,547,630	5,257,305	50,109,476	50,544,180

	NVMIG1		NVMIG6		GVDIVI		GVDIV2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$23,260	(192,099)	(356,103)	(1,884,416)	50,972	(5,109)	605,063	(322,156)
Realized gain (loss) on investments	(630,208)	(473,765)	2,775,791	7,433,694	(135,871)	(87,550)	(3,101,459)	(821,442)
Change in unrealized gain (loss) on investments	(762,957)	(1,430,916)	(9,431,479)	(15,096,482)	186,419	(137,788)	4,706,938	(2,470,437)
Reinvested capital gains	526,958	1,671,234	2,468,062	7,582,195	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(842,947)	(425,546)	(4,543,729)	(1,965,009)	101,520	(230,447)	2,210,542	(3,614,035)

Equity transactions:
Purchase payments received from contract owners (note 3)	321,036	330,595	2,460,206	4,092,156	91,485	127,896	2,127,738	3,737,852
Transfers between funds	(434,236)	(1,460,454)	(1,290,827)	841,254	32,263	3,649	1,068,162	2,006,677
Redemptions (note 3)	(2,624,422)	(3,814,591)	(12,527,248)	(19,355,382)	(544,542)	(642,971)	(4,335,066)	(5,382,789)
Annuity benefits	(9,806)	(10,228)	(2,374)	(2,728)	-	-	(895)	(1,019)
Contract maintenance charges (note 2)	(9,797)	(11,135)	(729,113)	(768,666)	(1,067)	(1,183)	(455,838)	(451,236)
Contingent deferred sales charges (note 2)	(1,180)	(1,829)	(16,028)	(20,468)	(108)	(2,721)	(13,458)	(16,869)
Adjustments to maintain reserves	579	(1,022)	(829)	(867)	(80)	(68)	(831)	(832)

Net equity transactions	(2,757,826)	(4,968,664)	(12,106,213)	(15,214,701)	(422,049)	(515,398)	(1,610,188)	(108,216)

Net change in contract owners’ equity	(3,600,773)	(5,394,210)	(16,649,942)	(17,179,710)	(320,529)	(745,845)	600,354	(3,722,251)
Contract owners’ equity beginning of period	26,226,174	31,620,384	121,540,044	138,719,754	3,331,749	4,077,594	55,732,874	59,455,125

Contract owners’ equity end of period	$22,625,401	26,226,174	104,890,102	121,540,044	3,011,220	3,331,749	56,333,228	55,732,874

CHANGES IN UNITS:
Beginning units	2,745,069	3,252,855	11,631,797	13,009,367	394,375	451,831	3,936,869	3,915,281
Units purchased	54,880	61,367	827,698	2,179,023	29,465	33,080	1,035,852	981,633
Units redeemed	(347,790)	(569,153)	(2,014,404)	(3,556,593)	(80,537)	(90,536)	(1,118,670)	(960,045)

Ending units	2,452,159	2,745,069	10,445,091	11,631,797	343,303	394,375	3,854,051	3,936,869

	NVMLG1		NVMLG2		NVMLV1		NVMLV2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(45,364)	(87,051)	(1,032,213)	(1,635,995)	19,372	(5,254)	201,269	(466,422)
Realized gain (loss) on investments	293,206	665,197	3,807,736	5,629,371	(163,306)	234,531	1,737,825	3,801,663
Change in unrealized gain (loss) on investments	(1,462,586)	(1,179,049)	(18,218,947)	(12,340,964)	244,262	(853,480)	316,330	(15,948,957)
Reinvested capital gains	1,282,059	821,934	15,670,880	10,103,987	376,324	447,303	7,811,646	8,726,395

Net increase (decrease) in contract owners’ equity resulting from operations	67,315	221,031	227,456	1,756,399	476,652	(176,900)	10,067,070	(3,887,321)

Equity transactions:
Purchase payments received from contract owners (note 3)	156,428	279,508	4,132,669	9,665,819	73,658	136,216	3,995,243	8,429,231
Transfers between funds	(37,749)	(417,871)	(4,219,826)	(4,169,310)	74,888	(274,479)	10,745,795	(568,107)
Redemptions (note 3)	(1,200,335)	(1,093,315)	(11,337,571)	(13,701,124)	(538,162)	(627,323)	(6,545,432)	(5,387,857)
Annuity benefits	(1,341)	(3,189)	(15,098)	(15,969)	-	-	-	-
Contract maintenance charges (note 2)	(3,684)	(4,157)	(444,202)	(446,179)	(1,307)	(1,509)	(351,535)	(329,388)
Contingent deferred sales charges (note 2)	(716)	(1,192)	(23,340)	(26,869)	(49)	(1,125)	(18,869)	(22,716)
Adjustments to maintain reserves	(692)	7,265	(909)	(951)	(84)	(54)	(924)	(671)

Net equity transactions	(1,088,089)	(1,232,951)	(11,908,277)	(8,694,583)	(391,056)	(768,274)	7,824,278	2,120,492

Net change in contract owners’ equity	(1,020,774)	(1,011,920)	(11,680,821)	(6,938,184)	85,596	(945,174)	17,891,348	(1,766,829)
Contract owners’ equity beginning of period	9,425,564	10,437,484	117,260,091	124,198,275	3,923,567	4,868,741	77,594,537	79,361,366

Contract owners’ equity end of period	$8,404,790	9,425,564	105,579,270	117,260,091	4,009,163	3,923,567	95,485,885	77,594,537

CHANGES IN UNITS:
Beginning units	621,350	708,684	8,107,986	8,723,839	250,352	296,761	6,048,438	5,883,975
Units purchased	50,699	67,257	644,510	1,637,073	43,921	41,918	1,854,694	1,680,615
Units redeemed	(118,025)	(154,591)	(1,483,014)	(2,252,926)	(71,520)	(88,327)	(1,398,320)	(1,516,152)

Ending units	554,024	621,350	7,269,482	8,107,986	222,753	250,352	6,504,812	6,048,438

	NVMMG1		NVMMG2		NVMMV1		NVMMV2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(2,066,284)	(2,494,312)	(1,684,734)	(1,953,658)	3,317	2,136	(135,162)	(816,350)
Realized gain (loss) on investments	5,702,580	8,901,732	3,820,135	11,269,395	(15,247)	(566)	9,373,464	12,067,462
Change in unrealized gain (loss) on investments	(14,222,089)	(34,582,047)	(10,884,635)	(30,161,027)	24,970	(28,740)	7,027,811	(55,108,309)
Reinvested capital gains	17,985,176	26,430,173	12,826,085	18,501,772	26,166	17,899	23,525,402	31,638,836

Net increase (decrease) in contract owners’ equity resulting from operations	7,399,383	(1,744,454)	4,076,851	(2,343,518)	39,206	(9,271)	39,791,515	(12,218,361)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,354,188	1,429,131	4,565,862	9,793,207	349,271	176,789	6,938,102	11,338,270
Transfers between funds	(3,271,794)	(1,094,255)	(12,273,894)	8,268,496	(41,764)	251	(12,745,246)	(8,011,861)
Redemptions (note 3)	(16,071,373)	(19,162,892)	(12,290,333)	(17,462,844)	(725)	(253)	(27,852,861)	(34,156,402)
Annuity benefits	(20,454)	(23,531)	(3,580)	(4,027)	-	-	(5,132)	(5,561)
Contract maintenance charges (note 2)	(78,095)	(87,801)	(554,033)	(547,936)	(264)	(56)	(585,708)	(604,448)
Contingent deferred sales charges (note 2)	(4,261)	(3,435)	(47,766)	(44,745)	-	-	(21,673)	(48,256)
Adjustments to maintain reserves	(58,941)	4,722	(1,007)	(987)	(26)	15	(1,149)	(1,000)

Net equity transactions	(18,150,730)	(18,938,061)	(20,604,751)	1,164	306,492	176,746	(34,273,667)	(31,489,258)

Net change in contract owners’ equity	(10,751,347)	(20,682,515)	(16,527,900)	(2,342,354)	345,698	167,475	5,517,848	(43,707,619)
Contract owners’ equity beginning of period	168,300,605	188,983,120	121,143,439	123,485,793	191,283	23,808	271,460,963	315,168,582

Contract owners’ equity end of period	$157,549,258	168,300,605	104,615,539	121,143,439	536,981	191,283	276,978,811	271,460,963

CHANGES IN UNITS:
Beginning units	11,576,148	12,805,808	8,659,725	8,653,958	14,266	1,719	16,383,590	18,226,226
Units purchased	136,375	239,437	1,170,439	3,825,414	25,806	13,065	1,358,743	2,077,622
Units redeemed	(1,394,660)	(1,469,097)	(2,682,458)	(3,819,647)	(5,900)	(518)	(3,336,152)	(3,920,258)

Ending units	10,317,863	11,576,148	7,147,706	8,659,725	34,172	14,266	14,406,181	16,383,590

	SCGF		SCGF2		SCVF		SCVF2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(69,130)	(91,067)	(452,457)	(467,770)	(199,817)	(213,882)	(378,528)	(392,683)
Realized gain (loss) on investments	(134,522)	439,861	(2,333,898)	1,713,335	1,004,874	1,461,001	1,194,427	2,560,708
Change in unrealized gain (loss) on investments	(698,343)	(1,289,711)	(2,052,996)	(6,053,921)	2,854,353	(6,989,370)	3,526,694	(8,756,046)
Reinvested capital gains	1,166,798	885,231	6,597,062	4,111,796	2,953,890	3,326,681	3,596,504	3,744,791

Net increase (decrease) in contract owners’ equity resulting from operations	264,803	(55,686)	1,757,711	(696,560)	6,613,300	(2,415,570)	7,939,097	(2,843,230)

Equity transactions:
Purchase payments received from contract owners (note 3)	114,344	99,557	2,018,481	5,992,934	445,761	471,107	2,670,708	4,810,876
Transfers between funds	(554,877)	1,038,097	(2,022,910)	1,652,046	(28,925)	(612,783)	2,345,576	(1,756,503)
Redemptions (note 3)	(746,759)	(1,107,998)	(2,396,014)	(2,512,991)	(3,516,459)	(3,602,174)	(3,634,883)	(3,275,297)
Annuity benefits	(2,611)	(2,845)	(1,667)	(1,821)	(16,257)	(17,042)	(382)	(320)
Contract maintenance charges (note 2)	(2,085)	(2,387)	(81,833)	(73,787)	(10,817)	(11,844)	(83,349)	(72,608)
Contingent deferred sales charges (note 2)	(439)	(840)	(3,834)	(13,408)	(1,538)	(4,212)	(6,520)	(11,910)
Adjustments to maintain reserves	(103)	(53)	(609)	(538)	3,188	1,998	(662)	(574)

Net equity transactions	(1,192,530)	23,531	(2,488,386)	5,042,435	(3,125,047)	(3,774,950)	1,290,488	(306,336)

Net change in contract owners’ equity	(927,727)	(32,155)	(730,675)	4,345,875	3,488,253	(6,190,520)	9,229,585	(3,149,566)
Contract owners’ equity beginning of period	6,443,326	6,475,481	29,892,419	25,546,544	29,900,576	36,091,096	34,333,657	37,483,223

Contract owners’ equity end of period	$5,515,599	6,443,326	29,161,744	29,892,419	33,388,829	29,900,576	43,563,242	34,333,657

CHANGES IN UNITS:
Beginning units	608,574	608,105	1,375,061	1,159,126	920,025	1,020,116	1,128,122	1,133,233
Units purchased	91,609	193,573	320,861	786,046	40,333	57,320	277,023	340,802
Units redeemed	(212,549)	(193,104)	(429,943)	(570,111)	(132,665)	(157,411)	(245,888)	(345,913)

Ending units	487,634	608,574	1,265,979	1,375,061	827,693	920,025	1,159,257	1,128,122

	SCF		SCF2		MSBF		NVSTB2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(641,649)	(697,829)	(554,531)	(605,408)	3,668,710	961,163	214,675	131,746
Realized gain (loss) on investments	(1,146,451)	(111,166)	3,737,240	2,589,914	1,181,948	1,392,417	(119,458)	91,825
Change in unrealized gain (loss) on investments	4,730,980	(8,129,629)	(1,749,516)	(7,852,110)	9,535,654	(12,113,690)	1,034,238	(2,686,972)
Reinvested capital gains	9,770,772	7,099,747	6,362,174	4,545,099	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,713,652	(1,838,877)	7,795,367	(1,322,505)	14,386,312	(9,760,110)	1,129,455	(2,463,401)

Equity transactions:
Purchase payments received from contract owners (note 3)	688,804	951,389	1,474,026	2,368,963	12,320,508	20,059,151	16,596,882	21,946,891
Transfers between funds	(703,427)	(1,359,693)	(1,018,265)	(1,684,756)	3,366,899	(1,621,734)	5,622,656	3,515,785
Redemptions (note 3)	(7,365,772)	(8,016,386)	(4,440,955)	(5,396,392)	(14,046,480)	(15,747,731)	(10,473,889)	(13,938,419)
Annuity benefits	(17,603)	(21,839)	(3,846)	(3,839)	(1,691)	(1,678)	(5,432)	(5,631)
Contract maintenance charges (note 2)	(25,452)	(27,783)	(117,796)	(111,092)	(1,808,555)	(1,696,705)	(1,069,424)	(899,185)
Contingent deferred sales charges (note 2)	(814)	(5,290)	(12,709)	(6,714)	(81,621)	(81,660)	(87,823)	(59,687)
Adjustments to maintain reserves	(6,068)	(16,323)	(727)	(607)	(905)	(709)	(815)	(912)

Net equity transactions	(7,430,332)	(8,495,925)	(4,120,272)	(4,834,437)	(251,845)	908,934	10,582,155	10,558,842

Net change in contract owners’ equity	5,283,320	(10,334,802)	3,675,095	(6,156,942)	14,134,467	(8,851,176)	11,711,610	8,095,441
Contract owners’ equity beginning of period	65,358,511	75,693,313	40,900,020	47,056,962	204,973,308	213,824,484	124,462,165	116,366,724

Contract owners’ equity end of period	$70,641,831	65,358,511	44,575,115	40,900,020	219,107,775	204,973,308	136,173,775	124,462,165

CHANGES IN UNITS:
Beginning units	1,264,093	1,418,968	1,435,176	1,594,729	13,639,542	13,686,203	12,236,451	11,240,208
Units purchased	25,171	32,051	231,685	198,594	3,485,536	3,105,071	4,134,466	5,278,821
Units redeemed	(165,317)	(186,926)	(366,367)	(358,147)	(3,509,101)	(3,151,732)	(3,113,288)	(4,282,578)

Ending units	1,123,947	1,264,093	1,300,494	1,435,176	13,615,977	13,639,542	13,257,629	12,236,451

	NVOLG1		NVOLG2		NVTIV3		EIF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(1,987,589)	(2,570,610)	(2,370,338)	(2,514,293)	1,193,323	642,836	5,248	3,040
Realized gain (loss) on investments	7,823,524	15,603,228	7,790,419	11,423,653	(6,410,621)	2,711,967	2,736	29,599
Change in unrealized gain (loss) on investments	(75,795,699)	(52,473,325)	(58,438,098)	(34,484,239)	1,441,431	(23,722,618)	30,165	(48,640)
Reinvested capital gains	77,242,966	52,776,618	57,481,396	33,134,851	3,010,072	9,914,233	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,283,202	13,335,911	4,463,379	7,559,972	(765,795)	(10,453,582)	38,149	(16,001)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,201,995	3,376,159	10,463,575	9,668,240	7,076,788	11,204,719	-	57,373
Transfers between funds	26,088,939	(6,635,132)	41,846,431	1,338,070	3,866,133	12,062,444	(52,724)	(179,174)
Redemptions (note 3)	(38,205,549)	(38,801,598)	(27,408,445)	(31,954,196)	(15,427,501)	(22,817,587)	(41,902)	(32,091)
Annuity benefits	(65,360)	(73,244)	(57,799)	(60,090)	(3,215)	(4,636)	-	-
Contract maintenance charges (note 2)	(135,589)	(133,659)	(527,349)	(292,155)	(1,837,314)	(1,812,943)	(944)	(505)
Contingent deferred sales charges (note 2)	(6,736)	(11,719)	(51,553)	(33,967)	(47,613)	(61,369)	-	-
Adjustments to maintain reserves	127,498	2,174	(670)	(892)	(8,205)	(784)	(19)	(14)

Net equity transactions	(8,994,802)	(42,277,019)	24,264,190	(21,334,990)	(6,380,927)	(1,430,156)	(95,589)	(154,411)

Net change in contract owners’ equity	(1,711,600)	(28,941,108)	28,727,569	(13,775,018)	(7,146,722)	(11,883,738)	(57,440)	(170,412)
Contract owners’ equity beginning of period	337,630,415	366,571,523	219,804,721	233,579,739	208,258,802	220,142,540	273,070	443,482

Contract owners’ equity end of period	$335,918,815	337,630,415	248,532,290	219,804,721	201,112,080	208,258,802	215,630	273,070

CHANGES IN UNITS:
Beginning units	14,295,494	16,100,387	9,578,573	10,506,727	14,993,808	15,012,122	22,472	34,050
Units purchased	1,664,907	271,903	3,951,866	1,543,785	2,000,302	3,511,312	132	5,063
Units redeemed	(2,035,835)	(2,076,796)	(2,879,428)	(2,471,939)	(2,459,670)	(3,529,626)	(7,479)	(16,641)

Ending units	13,924,566	14,295,494	10,651,011	9,578,573	14,534,440	14,993,808	15,125	22,472

	EIF2		NVRE1		NVRE2		NVLM2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$971,209	(32,457)	331,796	714,957	227,623	843,290	(25,505)	37,971
Realized gain (loss) on investments	11,266,104	10,854,539	(2,102,637)	2,846,482	(6,783,748)	(5,246,518)	(24,449)	(4,599)
Change in unrealized gain (loss) on investments	10,351,430	(24,683,589)	616,200	(16,630,408)	3,592,754	(18,792,494)	439,528	(194,921)
Reinvested capital gains	-	-	4,223,345	8,695,049	7,810,764	14,885,766	86,751	44,355

Net increase (decrease) in contract owners’ equity resulting from operations	22,588,743	(13,861,507)	3,068,704	(4,373,920)	4,847,393	(8,309,956)	476,325	(117,194)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,740,448	12,998,236	951,345	884,085	8,217,641	16,347,101	1,610,029	3,439,310
Transfers between funds	(11,013,149)	689,279	(830,529)	(2,551,395)	(4,187,999)	(16,556,802)	(45,576)	458,266
Redemptions (note 3)	(13,342,519)	(16,896,841)	(6,183,024)	(7,996,525)	(8,209,133)	(10,836,244)	(108,210)	(95,577)
Annuity benefits	(4,762)	(4,058)	(3,910)	(1,942)	(5,004)	(5,199)	-	-
Contract maintenance charges (note 2)	(997,529)	(985,405)	(17,130)	(19,193)	(5,733)	(6,599)	(289)	(70)
Contingent deferred sales charges (note 2)	(49,174)	(44,251)	(4,091)	(10,479)	(22,590)	(53,084)	(105)	(148)
Adjustments to maintain reserves	(1,346)	(909)	1,383	(1,425)	(971)	(659)	(28)	(26)

Net equity transactions	(20,668,031)	(4,243,949)	(6,085,956)	(9,696,874)	(4,213,789)	(11,111,486)	1,455,821	3,801,755

Net change in contract owners’ equity	1,920,712	(18,105,456)	(3,017,252)	(14,070,794)	633,604	(19,421,442)	1,932,146	3,684,561
Contract owners’ equity beginning of period	162,180,318	180,285,774	53,594,433	67,665,227	93,391,042	112,812,484	5,086,004	1,401,443

Contract owners’ equity end of period	$164,101,030	162,180,318	50,577,181	53,594,433	94,024,646	93,391,042	7,018,150	5,086,004

CHANGES IN UNITS:
Beginning units	7,132,894	7,305,999	3,980,586	4,693,279	7,214,889	8,086,103	474,175	125,679
Units purchased	587,794	1,726,924	330,869	514,571	1,479,417	2,857,314	169,227	403,233
Units redeemed	(1,490,232)	(1,900,029)	(766,496)	(1,227,264)	(1,802,176)	(3,728,528)	(30,903)	(54,737)

Ending units	6,230,456	7,132,894	3,544,959	3,980,586	6,892,130	7,214,889	612,499	474,175

	NVLCA2		NCPG2		NCPGI2		IDPG2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$2,998	20,971	8,828,627	(2,859,196)	4,375,654	(976,180)	2,487,826	2,045,203
Realized gain (loss) on investments	(12,612)	(7,089)	(4,186)	(63,002)	(83,337)	288,885	567,662	92,274
Change in unrealized gain (loss) on investments	234,243	(107,391)	37,323,703	(58,300,370)	14,720,774	(27,358,747)	37,570,315	(38,171,519)
Reinvested capital gains	31,013	70,091	-	-	1,105,900	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	255,642	(23,418)	46,148,144	(61,222,568)	20,118,991	(28,046,042)	40,625,803	(36,034,042)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,013,558	1,572,531	153,172,862	301,882,717	84,300,757	154,935,734	166,284,382	268,716,073
Transfers between funds	732,518	204,006	(49,573,814)	(34,500,207)	(26,393,748)	(24,365,446)	(21,190,120)	(11,734,890)
Redemptions (note 3)	(28,882)	(43,416)	(24,393,024)	(16,606,691)	(12,187,590)	(9,668,698)	(15,411,532)	(10,813,530)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(41)	(3)	(12,820,075)	(9,579,593)	(6,074,876)	(4,438,958)	(9,422,590)	(6,027,390)
Contingent deferred sales charges (note 2)	-	-	(513,542)	(449,345)	(298,169)	(186,215)	(353,084)	(308,848)
Adjustments to maintain reserves	(70)	4	(368)	(185)	(461)	(353)	(254)	(336)

Net equity transactions	1,717,083	1,733,122	65,872,039	240,746,696	39,345,913	116,276,064	119,906,802	239,831,079

Net change in contract owners’ equity	1,972,725	1,709,704	112,020,183	179,524,128	59,464,904	88,230,022	160,532,605	203,797,037
Contract owners’ equity beginning of period	1,861,135	151,431	935,119,776	755,595,648	464,991,727	376,761,705	671,610,820	467,813,783

Contract owners’ equity end of period	$3,833,860	1,861,135	1,047,139,959	935,119,776	524,456,631	464,991,727	832,143,425	671,610,820

CHANGES IN UNITS:
Beginning units	170,818	13,188	91,651,481	69,392,456	45,300,352	34,616,610	65,985,280	43,498,040
Units purchased	164,080	204,688	16,397,585	30,505,851	8,494,090	14,943,337	17,536,743	26,768,009
Units redeemed	(14,116)	(47,058)	(9,995,080)	(8,246,826)	(4,679,083)	(4,259,595)	(5,972,107)	(4,280,769)

Ending units	320,782	170,818	98,053,986	91,651,481	49,115,359	45,300,352	77,549,916	65,985,280

	IDPGI2		NVSIX2		GVEX2		NVMGA2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,383,311	487,722	(176,217)	(121,318)	888,932	897,648	(296,394)	(151,609)
Realized gain (loss) on investments	423,705	210,167	(982,152)	146,633	2,311,644	2,038,236	(101,549)	(451)
Change in unrealized gain (loss) on investments	13,850,661	(17,476,412)	3,435,833	(5,586,528)	23,238,514	(9,369,395)	1,768,818	(696,605)
Reinvested capital gains	-	-	5,953,461	2,877,519	6,637,887	3,841,673	1,465,616	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,657,677	(16,778,523)	8,230,925	(2,683,694)	33,076,977	(2,591,838)	2,836,491	(848,665)

Equity transactions:
Purchase payments received from contract owners (note 3)	68,500,323	118,791,939	11,598,188	15,846,118	91,862,853	121,849,936	85,822,525	46,597,166
Transfers between funds	(13,082,968)	(7,181,410)	303,298	2,985,950	28,914,776	13,722,143	2,049,712	3,996,328
Redemptions (note 3)	(11,564,831)	(7,676,428)	(2,998,314)	(1,207,742)	(21,956,943)	(10,925,377)	(999,887)	(228,294)
Annuity benefits	-	-	(3,567)	(1,542)	(6,027)	(1,439)	-	-
Contract maintenance charges (note 2)	(4,509,874)	(3,121,728)	(94,861)	(68,395)	(345,808)	(243,563)	(649,362)	(12,808)
Contingent deferred sales charges (note 2)	(316,887)	(190,420)	(18,160)	(9,577)	(126,901)	(51,311)	(24,863)	-
Adjustments to maintain reserves	(259)	(234)	(369)	(7,265)	16,319	(6,581)	(174)	(35)

Net equity transactions	39,025,504	100,621,719	8,786,215	17,537,547	98,358,269	124,343,808	86,197,951	50,352,357

Net change in contract owners’ equity	54,683,181	83,843,196	17,017,140	14,853,853	131,435,246	121,751,970	89,034,442	49,503,692
Contract owners’ equity beginning of period	345,921,135	262,077,939	38,864,192	24,010,339	290,407,584	168,655,614	49,503,692	-

Contract owners’ equity end of period	$400,604,316	345,921,135	55,881,332	38,864,192	421,842,830	290,407,584	138,538,134	49,503,692

CHANGES IN UNITS:
Beginning units	33,773,880	24,393,200	3,214,294	1,861,847	22,546,059	12,997,434	5,340,045	-
Units purchased	6,978,582	11,800,194	1,473,688	1,853,256	12,143,050	13,762,066	10,106,675	5,445,212
Units redeemed	(3,214,686)	(2,419,514)	(800,112)	(500,809)	(4,806,677)	(4,213,441)	(725,949)	(105,167)

Ending units	37,537,776	33,773,880	3,887,870	3,214,294	29,882,432	22,546,059	14,720,771	5,340,045

	AMTB		AMINS		AMCG		AMMCGS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(359,173)	(164,385)	(1,507)	(751)	(174)	(31)	(39,904)	(7,125)
Realized gain (loss) on investments	(2,100,495)	(1,681,126)	(2,030)	43	(222)	(4)	(70,144)	(3,686)
Change in unrealized gain (loss) on investments	2,238,235	411,858	1,839	(944)	105	(570)	30,139	(137,632)
Reinvested capital gains	-	-	520	269	498	-	130,791	-

Net increase (decrease) in contract owners’ equity resulting from operations	(221,433)	(1,433,653)	(1,178)	(1,383)	207	(605)	50,882	(148,443)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,174,958	1,514,581	32,669	3,229	-	-	26,562	1,728
Transfers between funds	2,361,680	(2,591,094)	3,966	64,788	-	-	(379,743)	3,345,447
Redemptions (note 3)	(13,649,883)	(17,048,876)	(35,277)	(13,255)	-	-	(409,598)	(53,118)
Annuity benefits	(5,443)	(7,419)	-	-	(2,989)	(269)	-	-
Contract maintenance charges (note 2)	(539,689)	(557,431)	(509)	(476)	-	-	(998)	(145)
Contingent deferred sales charges (note 2)	(8,210)	(15,405)	-	-	-	-	(43)	-
Adjustments to maintain reserves	(8,923)	(1,549)	(22)	4	2,039	14,508	(64)	(92)

Net equity transactions	(10,675,510)	(18,707,193)	827	54,290	(950)	14,239	(763,884)	3,293,820

Net change in contract owners’ equity	(10,896,943)	(20,140,846)	(351)	52,907	(743)	13,634	(713,002)	3,145,377
Contract owners’ equity beginning of period	99,745,859	119,886,705	96,067	43,160	13,634	-	3,145,377	-

Contract owners’ equity end of period	$88,848,916	99,745,859	95,716	96,067	12,891	13,634	2,432,375	3,145,377

CHANGES IN UNITS:
Beginning units	8,637,198	10,327,433	7,363	3,270	-	-	108,418	-
Units purchased	2,026,855	2,012,472	6,017	4,917	-	-	6,050	114,616
Units redeemed	(2,962,672)	(3,702,707)	(5,729)	(824)	-	-	(31,518)	(6,198)

Ending units	7,701,381	8,637,198	7,651	7,363	-	-	82,950	108,418

	AMTP		AMRS		AMSRS		NOTB4
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(79)	(85)	-	-	(141,129)	(200,582)	(96,739)	(73,665)
Realized gain (loss) on investments	202	375	-	-	2,173,810	3,372,110	(52,732)	11,647
Change in unrealized gain (loss) on investments	1,655	(3,067)	-	-	(1,205,183)	(5,503,656)	626,605	(1,139,957)
Reinvested capital gains	1,077	1,002	-	-	671,982	1,984,448	-	314,086

Net increase (decrease) in contract owners’ equity resulting from operations	2,855	(1,775)	-	-	1,499,480	(347,680)	477,134	(887,889)

Equity transactions:
Purchase payments received from contract owners (note 3)	208	(2)	1,267	-	102,958	136,999	181,664	2,606,003
Transfers between funds	-	(3)	(1,267)	-	(1,281,538)	(457,591)	(467,736)	(244,429)
Redemptions (note 3)	(208)	-	-	-	(2,444,879)	(3,667,655)	(1,154,760)	(218,788)
Annuity benefits	(789)	(826)	-	-	(20,606)	(21,307)	-	-
Contract maintenance charges (note 2)	-	6	-	-	(4,408)	(4,811)	(393)	(376)
Contingent deferred sales charges (note 2)	-	-	-	-	(4,664)	(1,444)	(13,697)	(1,197)
Adjustments to maintain reserves	89	51	-	-	(188)	(157)	(123)	177

Net equity transactions	(700)	(774)	-	-	(3,653,325)	(4,015,966)	(1,455,045)	2,141,390

Net change in contract owners’ equity	2,155	(2,549)	-	-	(2,153,845)	(4,363,646)	(977,911)	1,253,501
Contract owners’ equity beginning of period	11,683	14,232	-	-	21,476,922	25,840,568	12,569,710	11,316,209

Contract owners’ equity end of period	$13,838	11,683	-	-	19,323,077	21,476,922	11,591,799	12,569,710

CHANGES IN UNITS:
Beginning units	-	-	-	-	879,767	1,041,973	1,241,805	1,045,776
Units purchased	5	-	(432)	-	24,069	91,225	29,582	252,669
Units redeemed	(5)	-	432	-	(172,478)	(253,431)	(170,618)	(56,640)

Ending units	-	-	-	-	731,358	879,767	1,100,769	1,241,805

	NOTG4		NOTMG4		PMVSTA		PMVFHA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(31,542)	(18,752)	(53,533)	(45,946)	1,368	-	1,258	3,449
Realized gain (loss) on investments	(92,373)	33,291	(83,272)	16,673	6,816	-	1,764	623
Change in unrealized gain (loss) on investments	442,599	(1,431,502)	485,890	(1,056,687)	(13,237)	-	3,983	(5,417)
Reinvested capital gains	-	51,584	-	222,994	41,994	-	453	661

Net increase (decrease) in contract owners’ equity resulting from operations	318,684	(1,365,379)	349,085	(862,966)	36,941	-	7,458	(684)

Equity transactions:
Purchase payments received from contract owners (note 3)	240,075	1,828,720	31,390	1,859,566	4,705,591	-	22,611	-
Transfers between funds	(175,164)	3,234,033	(338,397)	(794,364)	7,096,576	-	(35,308)	18,997
Redemptions (note 3)	(990,148)	(371,132)	(755,831)	(715,011)	(2,181,039)	-	(3,490)	(1,458)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(241)	(197)	(168)	(143)	(8,816)	-	-	-
Contingent deferred sales charges (note 2)	(1,596)	(880)	(184)	(1,384)	(107,175)	-	-	-
Adjustments to maintain reserves	(150)	(316)	(152)	(77)	(885)	-	(2)	(8)

Net equity transactions	(927,224)	4,690,228	(1,063,342)	348,587	9,504,252	-	(16,189)	17,531

Net change in contract owners’ equity	(608,540)	3,324,849	(714,257)	(514,379)	9,541,193	-	(8,731)	16,847
Contract owners’ equity beginning of period	10,832,301	7,507,452	8,995,509	9,509,888	-	-	130,620	113,773

Contract owners’ equity end of period	$10,223,761	10,832,301	8,281,252	8,995,509	9,541,193	-	121,889	130,620

CHANGES IN UNITS:
Beginning units	1,049,821	650,405	862,211	835,495	-	-	12,103	10,527
Units purchased	33,845	463,076	7,436	179,228	1,261,786	-	2,390	2,565
Units redeemed	(126,071)	(63,660)	(105,090)	(152,512)	(316,799)	-	(3,858)	(989)

Ending units	957,595	1,049,821	764,557	862,211	944,987	-	10,635	12,103

	PMVRA		ALVBWB		ALVGIB		ALVSVA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$2,672	5,005	7,149	9,585	(31,621)	(17,129)	122	832
Realized gain (loss) on investments	(1,085)	(33)	(2,635)	(3,864)	351,813	415,294	(9,282)	574
Change in unrealized gain (loss) on investments	4,872	(9,635)	(17,974)	(57,565)	(183,613)	(388,965)	85,016	(57,036)
Reinvested capital gains	-	-	34,097	53,907	305,098	-	17,789	40,135

Net increase (decrease) in contract owners’ equity resulting from operations	6,459	(4,663)	20,637	2,063	441,677	9,200	93,645	(15,495)

Equity transactions:
Purchase payments received from contract owners (note 3)	16,363	76,266	21,539	14,449	194,304	94,912	161,231	15,172
Transfers between funds	22,164	13,846	(11,987)	66,533	(345,482)	(165,537)	262,267	66,741
Redemptions (note 3)	(22,225)	(397)	(10,803)	(83,972)	(621,438)	(864,938)	(31,380)	(12,699)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(216)	(78)	(3,545)	(3,431)	(362)	(401)	(313)	(296)
Contingent deferred sales charges (note 2)	-	-	-	-	(33)	(38)	-	-
Adjustments to maintain reserves	(31)	5	-	(3)	(162)	(143)	(6)	(9)

Net equity transactions	16,055	89,642	(4,796)	(6,424)	(773,173)	(936,145)	391,799	68,909

Net change in contract owners’ equity	22,514	84,979	15,841	(4,361)	(331,496)	(926,945)	485,444	53,414
Contract owners’ equity beginning of period	136,240	51,261	519,385	523,746	5,355,148	6,282,093	300,857	247,443

Contract owners’ equity end of period	$158,754	136,240	535,226	519,385	5,023,652	5,355,148	786,301	300,857

CHANGES IN UNITS:
Beginning units	15,317	5,579	40,380	41,081	223,475	261,769	23,874	18,476
Units purchased	4,488	9,835	1,666	6,369	11,128	8,627	29,639	6,654
Units redeemed	(2,746)	(97)	(2,045)	(7,070)	(43,315)	(46,921)	(3,319)	(1,256)

Ending units	17,059	15,317	40,001	40,380	191,288	223,475	50,194	23,874

	ALVSVB		ACVB		ACVCA		ACVIG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(1,195,932)	(1,041,011)	75,375	132,602	(712)	(949)	144,096	118,455
Realized gain (loss) on investments	2,586,967	1,886,772	18,601	227,112	269	5,647	970,817	773,221
Change in unrealized gain (loss) on investments	13,240,775	(23,138,228)	168,467	(4,968,647)	(4,306)	(8,234)	206,566	(3,381,445)
Reinvested capital gains	5,678,716	15,355,718	1,367,577	3,306,322	5,741	4,666	262,169	1,383,454

Net increase (decrease) in contract owners’ equity resulting from operations	20,310,526	(6,936,749)	1,630,020	(1,302,611)	992	1,130	1,583,648	(1,106,315)

Equity transactions:
Purchase payments received from contract owners (note 3)	6,504,690	10,110,265	344,647	235,236	-	-	217,186	318,008
Transfers between funds	(237,280)	(3,077,924)	(124,347)	(262,969)	-	-	(34,350)	(523,640)
Redemptions (note 3)	(5,854,785)	(6,438,831)	(3,598,972)	(3,933,966)	(130)	-	(1,796,087)	(1,930,588)
Annuity benefits	-	-	(29,102)	(30,358)	(10,263)	(14,120)	(2,093)	(4,088)
Contract maintenance charges (note 2)	(533,069)	(512,378)	(13,115)	(14,149)	2	-	(6,035)	(6,409)
Contingent deferred sales charges (note 2)	(34,776)	(45,892)	(724)	(192)	-	-	(678)	(2,240)
Adjustments to maintain reserves	(954)	(807)	1,347	1,132	(28,123)	3,976	(128)	(80)

Net equity transactions	(156,174)	34,433	(3,420,266)	(4,005,266)	(38,514)	(10,144)	(1,622,185)	(2,149,037)

Net change in contract owners’ equity	20,154,352	(6,902,316)	(1,790,246)	(5,307,877)	(37,522)	(9,014)	(38,537)	(3,255,352)
Contract owners’ equity beginning of period	90,490,876	97,393,192	31,282,199	36,590,076	65,252	74,266	14,037,808	17,293,160

Contract owners’ equity end of period	$110,645,228	90,490,876	29,491,953	31,282,199	27,730	65,252	13,999,271	14,037,808

CHANGES IN UNITS:
Beginning units	2,884,800	2,879,983	952,327	1,071,298	-	-	774,518	888,260
Units purchased	722,704	547,102	36,285	38,835	-	-	47,566	61,732
Units redeemed	(728,305)	(542,285)	(138,706)	(157,806)	-	-	(132,083)	(175,474)

Ending units	2,879,199	2,884,800	849,906	952,327	-	-	690,001	774,518

	ACVIG2		ACVIP2		ACVI		ACVMV1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$24,370	18,397	698,123	1,064,515	(25)	(87)	47,021	33,532
Realized gain (loss) on investments	330,602	614,583	(2,890,727)	(3,287,058)	(171)	(55)	603,951	779,195
Change in unrealized gain (loss) on investments	(52,138)	(1,315,875)	6,658,465	(7,372,147)	(312)	183	900,493	(1,508,195)
Reinvested capital gains	64,550	376,611	1,639,559	-	-	-	420,724	456,627

Net increase (decrease) in contract owners’ equity resulting from operations	367,384	(306,284)	6,105,420	(9,594,690)	(508)	41	1,972,189	(238,841)

Equity transactions:
Purchase payments received from contract owners (note 3)	56,728	31,703	10,398,384	15,324,657	1	-	528,485	333,245
Transfers between funds	(83,117)	(702,437)	4,505,855	(12,542,983)	-	-	4,281,001	(800,359)
Redemptions (note 3)	(536,196)	(711,523)	(17,826,827)	(19,538,206)	(1)	-	(1,752,010)	(1,411,880)
Annuity benefits	-	-	(1,471)	(2,578)	(1,282)	(1,439)	(1,288)	(1,277)
Contract maintenance charges (note 2)	(439)	(477)	(1,829,177)	(1,733,109)	-	-	(3,308)	(3,142)
Contingent deferred sales charges (note 2)	(1)	(50)	(80,848)	(120,359)	-	-	(1,253)	(3,559)
Adjustments to maintain reserves	(139)	(25)	(3,350)	(1,216)	647	653	(63)	319

Net equity transactions	(563,164)	(1,382,809)	(4,837,434)	(18,613,794)	(635)	(786)	3,051,564	(1,886,653)

Net change in contract owners’ equity	(195,780)	(1,689,093)	1,267,986	(28,208,484)	(1,143)	(745)	5,023,753	(2,125,494)
Contract owners’ equity beginning of period	3,616,427	5,305,520	218,776,734	246,985,218	7,951	8,696	8,075,891	10,201,385

Contract owners’ equity end of period	$3,420,647	3,616,427	220,044,720	218,776,734	6,808	7,951	13,099,644	8,075,891

CHANGES IN UNITS:
Beginning units	161,772	223,567	16,784,497	18,201,387	-	-	424,721	517,561
Units purchased	5,825	7,692	3,219,043	3,282,579	-	-	314,259	60,410
Units redeemed	(31,329)	(69,487)	(3,572,893)	(4,699,469)	-	-	(162,663)	(153,250)

Ending units	136,268	161,772	16,430,647	16,784,497	-	-	576,317	424,721

	ACVMV2		DVMCSS		DVSCS		DCAP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(42,778)	(65,005)	(210,260)	(247,159)	(420,553)	(613,460)	77,449	106,394
Realized gain (loss) on investments	4,158,883	7,817,920	(621,993)	(581,243)	3,225,136	8,590,448	768,401	2,028,925
Change in unrealized gain (loss) on investments	18,160,704	(17,395,005)	2,514,192	(2,747,265)	7,494,776	(16,426,226)	(3,122,970)	(4,702,409)
Reinvested capital gains	6,532,819	5,838,760	1,771,461	2,295,710	6,785,156	5,677,887	3,802,682	1,457,344

Net increase (decrease) in contract owners’ equity resulting from operations	28,809,628	(3,803,330)	3,453,400	(1,279,957)	17,084,515	(2,771,351)	1,525,562	(1,109,746)

Equity transactions:
Purchase payments received from contract owners (note 3)	14,282,486	15,639,402	4,101,390	10,963,217	1,434,704	1,123,490	199,319	504,927
Transfers between funds	23,634,393	(8,323,966)	1,218,348	5,080,346	2,063,472	(5,473,365)	(2,037,875)	(1,485,513)
Redemptions (note 3)	(11,465,291)	(8,512,330)	(1,863,082)	(786,945)	(7,336,348)	(9,143,618)	(2,905,015)	(3,291,939)
Annuity benefits	-	-	(789)	-	(764)	(821)	(1,538)	(5,101)
Contract maintenance charges (note 2)	(713,257)	(638,228)	(62,724)	(40,660)	(280,187)	(285,207)	(9,219)	(10,316)
Contingent deferred sales charges (note 2)	(52,485)	(42,051)	(7,350)	(4,624)	(10,065)	(17,181)	(1,341)	(2,802)
Adjustments to maintain reserves	(2,192)	(622)	1,773	(294)	(1,130)	(242)	(982)	(18,940)

Net equity transactions	25,683,654	(1,877,795)	3,387,566	15,211,040	(4,130,318)	(13,796,944)	(4,756,651)	(4,309,684)

Net change in contract owners’ equity	54,493,282	(5,681,125)	6,840,966	13,931,083	12,954,197	(16,568,295)	(3,231,089)	(5,419,430)
Contract owners’ equity beginning of period	125,755,186	131,436,311	23,521,160	9,590,077	76,272,784	92,841,079	26,807,058	32,226,488

Contract owners’ equity end of period	$180,248,468	125,755,186	30,362,126	23,521,160	89,226,981	76,272,784	23,575,969	26,807,058

CHANGES IN UNITS:
Beginning units	5,648,494	5,721,471	2,257,127	882,717	2,597,922	3,031,376	1,207,976	1,396,574
Units purchased	2,753,791	1,775,884	810,910	2,192,457	399,901	335,272	20,176	39,616
Units redeemed	(1,680,153)	(1,848,861)	(498,080)	(818,047)	(533,438)	(768,726)	(230,594)	(228,214)

Ending units	6,722,132	5,648,494	2,569,957	2,257,127	2,464,385	2,597,922	997,558	1,207,976

	DCAPS		DVDLS		DGI		FCA2S
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(138,387)	(104,181)	(11,446)	(14,838)	(15,807)	(71,154)	349	784
Realized gain (loss) on investments	2,144,770	3,854,441	83,721	66,902	249,989	435,469	(32,737)	(10,924)
Change in unrealized gain (loss) on investments	(11,251,935)	(13,578,279)	(60,440)	(107,644)	(716,575)	(1,672,433)	(12,777)	(57,447)
Reinvested capital gains	14,948,478	5,269,749	76,350	16,483	1,514,239	1,357,611	-	1,257

Net increase (decrease) in contract owners’ equity resulting from operations	5,702,926	(4,558,270)	88,185	(39,097)	1,031,846	49,493	(45,165)	(66,330)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,102,209	5,212,348	4,663	9,740	144,356	236,352	1,401	4,284
Transfers between funds	(6,773,540)	(7,178,957)	(177,010)	(48,371)	(282,507)	(159,091)	(35,355)	3,566
Redemptions (note 3)	(7,336,810)	(7,848,136)	(82,092)	(112,419)	(1,626,360)	(1,660,171)	(95,137)	(118,944)
Annuity benefits	-	-	(165)	(150)	(633)	(666)	-	-
Contract maintenance charges (note 2)	(689,093)	(693,250)	(150)	(157)	(6,517)	(7,035)	(81)	(93)
Contingent deferred sales charges (note 2)	(28,593)	(41,406)	(216)	(22)	(202)	(2,390)	-	-
Adjustments to maintain reserves	(785)	(726)	(26)	(63)	2,210	(2,332)	(42)	(85)

Net equity transactions	(12,726,612)	(10,550,127)	(254,996)	(151,442)	(1,769,653)	(1,595,333)	(129,214)	(111,272)

Net change in contract owners’ equity	(7,023,686)	(15,108,397)	(166,811)	(190,539)	(737,807)	(1,545,840)	(174,379)	(177,602)
Contract owners’ equity beginning of period	104,183,974	119,292,371	966,461	1,157,000	13,684,912	15,230,752	780,232	957,834

Contract owners’ equity end of period	$97,160,288	104,183,974	799,650	966,461	12,947,105	13,684,912	605,853	780,232

CHANGES IN UNITS:
Beginning units	5,048,905	5,545,660	50,639	58,484	615,539	686,816	52,107	58,869
Units purchased	292,532	635,637	28,848	3,791	10,129	15,982	708	1,479
Units redeemed	(887,675)	(1,132,392)	(43,652)	(11,636)	(89,468)	(87,259)	(9,764)	(8,241)

Ending units	4,453,762	5,048,905	35,835	50,639	536,200	615,539	43,051	52,107

	FQB		FQBS		FC2		FEIP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$160,761	209,132	412,587	548,048	-	-	2,768,472	5,651,155
Realized gain (loss) on investments	(36,280)	5,687	95,118	760,295	(20)	27	(9,488,260)	(3,947,043)
Change in unrealized gain (loss) on investments	57,456	(328,065)	(33,575)	(1,739,104)	-	-	32,964,682	(49,696,663)
Reinvested capital gains	-	-	-	-	-	-	19,084,179	31,090,684

Net increase (decrease) in contract owners’ equity resulting from operations	181,937	(113,246)	474,130	(430,761)	(20)	27	45,329,073	(16,901,867)

Equity transactions:
Purchase payments received from contract owners (note 3)	133,194	99,295	256,312	233,016	-	113	3,364,951	3,726,292
Transfers between funds	64,285	(211,166)	(632,575)	(761,097)	1	(113)	(3,594,792)	(6,356,694)
Redemptions (note 3)	(1,319,905)	(1,073,769)	(3,525,195)	(3,902,676)	-	-	(30,462,284)	(32,932,280)
Annuity benefits	-	-	-	-	-	-	(60,382)	(65,350)
Contract maintenance charges (note 2)	(2,062)	(2,501)	(10,926)	(11,815)	(1)	-	(121,078)	(130,787)
Contingent deferred sales charges (note 2)	(231)	(343)	(964)	(1,886)	-	-	(5,567)	(16,864)
Adjustments to maintain reserves	(48)	(106)	(328)	(273)	20	(27)	(27,185)	92

Net equity transactions	(1,124,767)	(1,188,590)	(3,913,676)	(4,444,731)	20	(27)	(30,906,337)	(35,775,591)

Net change in contract owners’ equity	(942,830)	(1,301,836)	(3,439,546)	(4,875,492)	-	-	14,422,736	(52,677,458)
Contract owners’ equity beginning of period	7,258,448	8,560,284	22,156,400	27,031,892	-	-	296,210,455	348,887,913

Contract owners’ equity end of period	$6,315,618	7,258,448	18,716,854	22,156,400	-	-	310,633,191	296,210,455

CHANGES IN UNITS:
Beginning units	471,546	547,230	1,625,167	1,947,824	-	-	4,910,640	5,488,782
Units purchased	29,155	38,348	90,014	143,965	-	-	88,198	76,295
Units redeemed	(100,388)	(114,032)	(370,635)	(466,622)	-	-	(573,568)	(654,437)

Ending units	400,313	471,546	1,344,546	1,625,167	-	-	4,425,270	4,910,640

	FVSS2		FHIP		FAMP		FB2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(33,612)	(44,932)	1,810,358	2,580,342	105,155	238,409	706,640	-
Realized gain (loss) on investments	704,996	966,796	1,824,027	(866,316)	481,607	1,919,565	10,654	-
Change in unrealized gain (loss) on investments	(216,013)	(1,225,221)	2,090,642	(4,702,587)	(3,534,162)	(11,940,405)	577,919	-
Reinvested capital gains	-	5,949	-	-	4,683,835	8,661,223	38,775	-

Net increase (decrease) in contract owners’ equity resulting from operations	455,371	(297,408)	5,725,027	(2,988,561)	1,736,435	(1,121,208)	1,333,988	-

Equity transactions:
Purchase payments received from contract owners (note 3)	73,783	36,225	582,156	375,186	1,087,275	805,276	78,303,972	-
Transfers between funds	(294,957)	(195,050)	118,100	14,019,917	(1,327,465)	(1,847,603)	19,487,133	-
Redemptions (note 3)	(685,534)	(853,133)	(4,920,548)	(5,834,559)	(12,316,382)	(12,615,100)	(947,970)	-
Annuity benefits	(3,648)	(4,003)	(6,048)	(6,989)	(11,933)	(12,464)	-	-
Contract maintenance charges (note 2)	(685)	(802)	(19,126)	(19,497)	(55,775)	(60,775)	(31,542)	-
Contingent deferred sales charges (note 2)	(42)	(107)	(918)	(4,214)	(1,177)	(1,470)	(3,790)	-
Adjustments to maintain reserves	(54)	(131)	(3,989)	1,180	4,714	(22,689)	(84)	-

Net equity transactions	(911,137)	(1,017,001)	(4,250,373)	8,531,024	(12,620,743)	(13,754,825)	96,807,719	-

Net change in contract owners’ equity	(455,766)	(1,314,409)	1,474,654	5,542,463	(10,884,308)	(14,876,033)	98,141,707	-
Contract owners’ equity beginning of period	6,468,985	7,783,394	45,826,828	40,284,365	113,178,747	128,054,780	-	-

Contract owners’ equity end of period	$6,013,219	6,468,985	47,301,482	45,826,828	102,294,439	113,178,747	98,141,707	-

CHANGES IN UNITS:
Beginning units	214,890	247,059	1,461,345	1,237,260	2,678,898	2,990,233	-	-
Units purchased	9,586	12,584	95,319	554,531	28,476	32,237	9,607,762	-
Units redeemed	(39,365)	(44,753)	(221,794)	(330,446)	(326,937)	(343,572)	(194,412)	-

Ending units	185,111	214,890	1,334,870	1,461,345	2,380,437	2,678,898	9,413,350	-

	FNRS2		FEI2		FF10S		FF10S2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(906,161)	(489,770)	1,752,863	4,169,062	94	23,589	(387,151)	311,885
Realized gain (loss) on investments	174,154	1,835,028	(3,076,011)	(6,037,745)	195,205	176,483	3,842,859	880,545
Change in unrealized gain (loss) on investments	24,132,408	(23,194,101)	24,579,660	(39,418,884)	(112,435)	(310,677)	(482,711)	(6,500,594)
Reinvested capital gains	-	2,446,612	17,609,015	25,218,440	126,437	16,073	5,110,333	634,854

Net increase (decrease) in contract owners’ equity resulting from operations	23,400,401	(19,402,231)	40,865,527	(16,069,127)	209,301	(94,532)	8,083,330	(4,673,310)

Equity transactions:
Purchase payments received from contract owners (note 3)	9,360,587	14,834,023	18,382,858	33,132,435	205,605	128,825	24,358,359	29,776,544
Transfers between funds	13,482,593	(674,585)	(7,131,472)	(1,155,442)	(258,862)	436,229	415,987	3,752,523
Redemptions (note 3)	(8,962,116)	(7,416,302)	(18,342,151)	(20,818,988)	(810,928)	(788,351)	(13,348,686)	(11,469,257)
Annuity benefits	(6,411)	(6,317)	(2,787)	(2,039)	(9,563)	(9,973)	(7,335)	(7,682)
Contract maintenance charges (note 2)	(8,610)	(8,655)	(1,181,233)	(1,124,334)	(1,628)	(1,777)	(2,479,086)	(2,130,772)
Contingent deferred sales charges (note 2)	(58,408)	(33,317)	(65,801)	(81,091)	(117)	(811)	(89,522)	(119,975)
Adjustments to maintain reserves	(8,446)	(1,113)	(1,123)	6,330	5,166	3,723	1,015	(6,435)

Net equity transactions	13,799,189	6,693,734	(8,341,709)	9,956,871	(870,327)	(232,135)	8,850,732	19,794,946

Net change in contract owners’ equity	37,199,590	(12,708,497)	32,523,818	(6,112,256)	(661,026)	(326,667)	16,934,062	15,121,636
Contract owners’ equity beginning of period	68,073,209	80,781,706	265,751,690	271,863,946	5,521,769	5,848,436	218,737,693	203,616,057

Contract owners’ equity end of period	$105,272,799	68,073,209	298,275,508	265,751,690	4,860,743	5,521,769	235,671,755	218,737,693

CHANGES IN UNITS:
Beginning units	5,226,773	4,822,302	12,561,654	12,097,661	392,304	408,253	14,703,373	13,432,500
Units purchased	2,417,999	1,917,396	1,617,323	2,996,765	75,762	72,486	2,726,203	3,068,138
Units redeemed	(1,488,191)	(1,512,925)	(2,003,323)	(2,532,772)	(135,751)	(88,435)	(2,160,150)	(1,797,265)

Ending units	6,156,581	5,226,773	12,175,654	12,561,654	332,315	392,304	15,269,426	14,703,373

	FF20S		FF20S2		FF30S		FF30S2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$10,577	35,126	(892,315)	442,989	8,949	29,819	(260,636)	(132,886)
Realized gain (loss) on investments	249,536	728,536	9,182,933	13,875,562	164,461	627,467	1,405,391	3,767,229
Change in unrealized gain (loss) on investments	(130,611)	(955,615)	(4,025,822)	(25,352,137)	(58,110)	(851,335)	(814,304)	(6,016,610)
Reinvested capital gains	314,764	45,043	14,214,693	2,027,403	385,128	54,751	2,371,567	317,579

Net increase (decrease) in contract owners’ equity resulting from operations	444,266	(146,910)	18,479,489	(9,006,183)	500,428	(139,298)	2,702,018	(2,064,688)

Equity transactions:
Purchase payments received from contract owners (note 3)	244,221	388,444	7,475,721	14,245,325	429,595	431,225	4,230,507	13,704,311
Transfers between funds	750,653	152,245	(5,558,095)	(3,967,334)	114,701	384,823	(4,007,441)	3,518,755
Redemptions (note 3)	(1,823,481)	(2,445,593)	(26,393,793)	(25,418,208)	(656,747)	(1,482,821)	(4,158,169)	(3,236,351)
Annuity benefits	-	-	(4,641)	-	-	-	(1,545)	-
Contract maintenance charges (note 2)	(3,697)	(4,151)	(4,762,238)	(4,670,494)	(4,761)	(4,599)	(5,575)	(5,966)
Contingent deferred sales charges (note 2)	(2,280)	(2,668)	(152,658)	(223,520)	(5,693)	(4,180)	(18,643)	(39,588)
Adjustments to maintain reserves	(54)	(66)	(3,128)	(611)	(77)	(67)	(1,022)	(394)

Net equity transactions	(834,638)	(1,911,789)	(29,398,832)	(20,034,842)	(122,982)	(675,619)	(3,961,888)	13,940,767

Net change in contract owners’ equity	(390,372)	(2,058,699)	(10,919,343)	(29,041,025)	377,446	(814,917)	(1,259,870)	11,876,079
Contract owners’ equity beginning of period	9,968,924	12,027,623	453,277,086	482,318,111	9,908,634	10,723,551	60,383,526	48,507,447

Contract owners’ equity end of period	$9,578,552	9,968,924	442,357,743	453,277,086	10,286,080	9,908,634	59,123,656	60,383,526

CHANGES IN UNITS:
Beginning units	720,167	854,239	29,292,814	30,591,200	705,477	751,039	3,821,754	2,999,411
Units purchased	101,596	87,930	1,303,923	2,442,325	67,955	100,684	432,485	1,809,128
Units redeemed	(160,681)	(222,002)	(3,198,244)	(3,740,711)	(76,929)	(146,246)	(680,608)	(986,785)

Ending units	661,082	720,167	27,398,493	29,292,814	696,503	705,477	3,573,631	3,821,754

	FGI2		FGP		FG2		FIGBS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$841,030	-	(4,273,022)	(3,996,168)	(4,284,193)	(4,048,666)	128,086	187,567
Realized gain (loss) on investments	16,501	-	16,930,710	21,114,481	16,788,235	6,430,543	(63,681)	(59,460)
Change in unrealized gain (loss) on investments	4,025,814	-	(48,255,686)	(7,633,022)	(42,919,878)	2,598,101	437,157	(466,804)
Reinvested capital gains	-	-	32,918,908	11,640,815	26,433,334	7,318,156	7,506	13,716

Net increase (decrease) in contract owners’ equity resulting from operations	4,883,345	-	(2,679,090)	21,126,106	(3,982,502)	12,298,134	509,068	(324,981)

Equity transactions:
Purchase payments received from contract owners (note 3)	64,968,489	-	4,002,527	4,284,007	26,861,184	48,107,476	386,658	411,480
Transfers between funds	14,468,231	-	(6,479,308)	(2,942,011)	(30,759,229)	22,244,606	(167,435)	469,652
Redemptions (note 3)	(449,532)	-	(32,270,584)	(39,569,070)	(16,769,787)	(15,985,134)	(1,996,248)	(2,411,642)
Annuity benefits	-	-	(71,932)	(94,421)	(1,899)	(1,982)	(8,000)	(9,685)
Contract maintenance charges (note 2)	(27,869)	-	(166,996)	(180,989)	(1,019,577)	(912,750)	(5,447)	(4,710)
Contingent deferred sales charges (note 2)	(3,397)	-	(4,158)	(15,392)	(86,818)	(87,531)	(830)	(4,257)
Adjustments to maintain reserves	(38)	-	(42,902)	11,701	(1,039)	(940)	(100)	(180)

Net equity transactions	78,955,884	-	(35,033,353)	(38,506,175)	(21,777,165)	53,363,745	(1,791,402)	(1,549,342)

Net change in contract owners’ equity	83,839,229	-	(37,712,443)	(17,380,069)	(25,759,667)	65,661,879	(1,282,334)	(1,874,323)
Contract owners’ equity beginning of period	-	-	360,627,911	378,007,980	289,731,799	224,069,920	15,519,515	17,393,838

Contract owners’ equity end of period	$83,839,229	-	322,915,468	360,627,911	263,972,132	289,731,799	14,237,181	15,519,515

CHANGES IN UNITS:
Beginning units	-	-	4,110,706	4,557,714	11,626,758	9,433,261	1,099,872	1,212,588
Units purchased	7,748,794	-	71,466	82,693	2,469,689	4,486,449	117,608	165,205
Units redeemed	(297,585)	-	(474,939)	(529,701)	(3,398,043)	(2,292,952)	(240,492)	(277,921)

Ending units	7,451,209	-	3,707,233	4,110,706	10,698,404	11,626,758	976,988	1,099,872

	FIGBP2		FMCS		FMC2		FOP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$3,381,370	2,736,793	(170,030)	(211,307)	(3,145,376)	(3,628,860)	33,025	84,202
Realized gain (loss) on investments	138,477	1,307,909	(162,950)	458,641	6,245,524	6,522,433	(1,768,131)	1,142,012
Change in unrealized gain (loss) on investments	4,079,123	(12,319,154)	944,907	(3,523,896)	5,839,661	(44,817,934)	(2,201,865)	(1,638,546)
Reinvested capital gains	159,486	285,492	1,214,252	2,762,087	16,287,717	33,995,342	92,405	65,677

Net increase (decrease) in contract owners’ equity resulting from operations	7,758,456	(7,988,960)	1,826,179	(514,475)	25,227,526	(7,929,019)	(3,844,566)	(346,655)

Equity transactions:
Purchase payments received from contract owners (note 3)	85,629,053	22,512,708	369,489	470,462	14,692,465	21,611,565	565,878	450,981
Transfers between funds	17,225,001	(7,582,529)	(1,567,500)	(1,170,720)	(10,591,060)	(11,600,430)	(1,132,421)	24,148,680
Redemptions (note 3)	(32,753,144)	(40,938,563)	(2,628,303)	(2,510,708)	(21,917,297)	(25,331,591)	(6,646,012)	(6,783,835)
Annuity benefits	(16,888)	(17,523)	(2,122)	(2,267)	(21,104)	(22,466)	(5,362)	(5,183)
Contract maintenance charges (note 2)	(2,401,100)	(2,274,390)	(5,795)	(6,668)	(1,334,216)	(1,297,677)	(26,690)	(27,539)
Contingent deferred sales charges (note 2)	(73,606)	(104,218)	(1,844)	(5,827)	(65,968)	(79,161)	(1,631)	(1,274)
Adjustments to maintain reserves	(1,045)	(1,043)	(6,944)	(535)	(1,144)	(1,094)	(4,681)	1,755

Net equity transactions	67,608,271	(28,405,558)	(3,843,019)	(3,226,263)	(19,238,324)	(16,720,854)	(7,250,919)	17,783,585

Net change in contract owners’ equity	75,366,727	(36,394,518)	(2,016,840)	(3,740,738)	5,989,202	(24,649,873)	(11,095,485)	17,436,930
Contract owners’ equity beginning of period	321,315,939	357,710,457	20,170,947	23,911,685	262,524,630	287,174,503	63,175,806	45,738,876

Contract owners’ equity end of period	$396,682,666	321,315,939	18,154,107	20,170,947	268,513,832	262,524,630	52,080,321	63,175,806

CHANGES IN UNITS:
Beginning units	23,352,303	25,450,183	1,253,696	1,445,012	7,545,203	7,982,432	2,102,387	1,559,134
Units purchased	11,128,987	4,899,981	55,144	79,012	721,904	1,221,497	33,894	805,932
Units redeemed	(6,654,928)	(6,997,861)	(289,123)	(270,328)	(1,271,139)	(1,658,726)	(284,132)	(262,679)

Ending units	27,826,362	23,352,303	1,019,717	1,253,696	6,995,968	7,545,203	1,852,149	2,102,387

	FO2		FVSS		GVSSCS		GVGMNS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(237,735)	99,714	(14,129)	(18,809)	1,132	(360)	(113,570)	(122,355)
Realized gain (loss) on investments	(1,194,090)	48,313	329,306	431,931	(6,115)	(266)	(34,855)	18,038
Change in unrealized gain (loss) on investments	(4,569,151)	(5,978,602)	23,600	(623,085)	26,003	(18,627)	374,107	(699,350)
Reinvested capital gains	143,989	91,566	-	4,356	5,008	15,372	-	175,562

Net increase (decrease) in contract owners’ equity resulting from operations	(5,856,987)	(5,739,009)	338,777	(205,607)	26,028	(3,881)	225,682	(628,105)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,864,492	6,935,733	93,526	69,328	46,924	92,333	1,516,530	2,007,746
Transfers between funds	(657,360)	89,883,316	(168,095)	(203,626)	19,739	10,834	(525,736)	336,474
Redemptions (note 3)	(6,123,376)	(4,714,696)	(501,261)	(592,479)	(13,017)	(105)	(494,328)	(342,582)
Annuity benefits	(1,097)	(646)	-	-	-	-	(1,576)	(837)
Contract maintenance charges (note 2)	(504,795)	(333,645)	(1,644)	(1,907)	(97)	(91)	(450)	(371)
Contingent deferred sales charges (note 2)	(23,733)	(15,028)	(162)	(466)	-	-	(1,635)	(830)
Adjustments to maintain reserves	(942)	6,117	(61)	(51)	(10)	(10)	(201)	(54)

Net equity transactions	(1,446,811)	91,761,151	(577,697)	(729,201)	53,539	102,961	492,604	1,999,546

Net change in contract owners’ equity	(7,303,798)	86,022,142	(238,920)	(934,808)	79,567	99,080	718,286	1,371,441
Contract owners’ equity beginning of period	87,668,028	1,645,886	4,774,145	5,708,953	119,599	20,519	8,022,467	6,651,026

Contract owners’ equity end of period	$80,364,230	87,668,028	4,535,225	4,774,145	199,166	119,599	8,740,753	8,022,467

CHANGES IN UNITS:
Beginning units	4,070,933	73,649	221,601	253,492	9,328	1,553	742,713	571,852
Units purchased	683,422	4,573,906	13,743	9,529	5,911	8,059	177,225	262,790
Units redeemed	(759,928)	(576,622)	(40,470)	(41,420)	(2,565)	(284)	(131,038)	(91,929)

Ending units	3,994,427	4,070,933	194,874	221,601	12,674	9,328	788,900	742,713

	GVSIA		OVIGS		OVMS		OVCAFS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$125	63	(257,230)	(155,704)	316,385	300,591	-	-
Realized gain (loss) on investments	-	-	(460,440)	(145,110)	(339,097)	(317,385)	(12)	51
Change in unrealized gain (loss) on investments	(98)	(130)	(1,341,672)	(1,400,694)	1,179,055	(116,217)	-	-
Reinvested capital gains	-	-	717,496	1,333,620	-	-	20	-

Net increase (decrease) in contract owners’ equity resulting from operations	27	(67)	(1,341,846)	(367,888)	1,156,343	(133,011)	8	51

Equity transactions:
Purchase payments received from contract owners (note 3)	-	7,658	7,629,718	10,697,381	199,941	298,668	5	-
Transfers between funds	-	-	3,101,814	7,715,994	(63,939)	(426,673)	24	-
Redemptions (note 3)	-	-	(1,450,775)	(916,257)	(2,948,286)	(2,653,154)	-	-
Annuity benefits	-	-	-	-	(8,613)	(10,561)	-	-
Contract maintenance charges (note 2)	-	-	(141,180)	(73,491)	(14,012)	(15,123)	(29)	-
Contingent deferred sales charges (note 2)	-	-	(13,767)	(3,398)	(508)	(297)	-	-
Adjustments to maintain reserves	(1)	(3)	(445)	(322)	414	113	(8)	(51)

Net equity transactions	(1)	7,655	9,125,365	17,419,907	(2,835,003)	(2,807,027)	(8)	(51)

Net change in contract owners’ equity	26	7,588	7,783,519	17,052,019	(1,678,660)	(2,940,038)	-	-
Contract owners’ equity beginning of period	7,588	-	27,034,360	9,982,341	31,174,625	34,114,663	-	-

Contract owners’ equity end of period	$7,614	7,588	34,817,879	27,034,360	29,495,965	31,174,625	-	-

CHANGES IN UNITS:
Beginning units	770	-	2,958,757	1,107,744	1,007,502	1,097,053	-	-
Units purchased	-	770	1,625,532	2,181,378	16,728	20,148	-	-
Units redeemed	-	-	(606,389)	(330,365)	(107,419)	(109,699)	-	-

Ending units	770	770	3,977,900	2,958,757	916,811	1,007,502	-	-

	OVB		OVGS		OVGSS		OVIG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$531,261	690,573	(337,233)	(51,004)	(745,611)	(520,018)	4,349	7,017
Realized gain (loss) on investments	(1,788,116)	(1,915,639)	637,098	3,677,194	(2,454,535)	484,619	(30,169)	(40,396)
Change in unrealized gain (loss) on investments	1,727,041	1,154,055	(11,450,143)	(9,309,711)	(5,806,408)	(5,502,881)	(7,883)	(12,510)
Reinvested capital gains	-	-	8,617,596	10,174,784	6,747,665	7,276,058	15,325	69,557

Net increase (decrease) in contract owners’ equity resulting from operations	470,186	(71,011)	(2,532,682)	4,491,263	(2,258,889)	1,737,778	(18,378)	23,668

Equity transactions:
Purchase payments received from contract owners (note 3)	362,329	290,616	1,452,450	1,531,548	5,597,293	15,191,820	42,098	215,270
Transfers between funds	(631,946)	(395,865)	(3,821,703)	(807,596)	(6,010,098)	1,829,534	22,758	(348,686)
Redemptions (note 3)	(3,054,434)	(2,854,259)	(14,382,079)	(16,513,222)	(8,559,499)	(10,235,829)	(55,424)	(103,162)
Annuity benefits	(8,553)	(6,870)	(20,933)	(30,336)	(20,457)	(20,648)	-	-
Contract maintenance charges (note 2)	(9,375)	(10,404)	(44,589)	(50,824)	(5,641)	(6,216)	(1,570)	(918)
Contingent deferred sales charges (note 2)	(150)	(282)	(2,398)	(6,344)	(19,024)	(8,746)	-	-
Adjustments to maintain reserves	3,850	3,611	(19,654)	13,222	10,667	(11,168)	(14)	(8)

Net equity transactions	(3,338,279)	(2,973,453)	(16,838,906)	(15,863,552)	(9,006,759)	6,738,747	7,848	(237,504)

Net change in contract owners’ equity	(2,868,093)	(3,044,464)	(19,371,588)	(11,372,289)	(11,265,648)	8,476,525	(10,530)	(213,836)
Contract owners’ equity beginning of period	23,388,687	26,433,151	144,281,826	155,654,115	109,536,726	101,060,201	597,685	811,521

Contract owners’ equity end of period	$20,520,594	23,388,687	124,910,238	144,281,826	98,271,078	109,536,726	587,155	597,685

CHANGES IN UNITS:
Beginning units	1,172,022	1,314,492	2,550,963	2,845,391	3,696,242	3,464,478	54,413	76,193
Units purchased	74,598	126,806	46,822	78,121	359,461	923,339	13,105	24,717
Units redeemed	(240,818)	(269,276)	(352,473)	(372,549)	(675,097)	(691,575)	(12,623)	(46,497)

Ending units	1,005,802	1,172,022	2,245,312	2,550,963	3,380,606	3,696,242	54,895	54,413

	OVGI		OVGIS		OVSC		OVSCS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(21,158)	(49,151)	(1,323,150)	(1,839,758)	(54,050)	(31,558)	(1,175,763)	(898,129)
Realized gain (loss) on investments	1,032,545	1,125,457	13,602,674	19,660,940	(386,061)	162,137	2,978,870	5,284,357
Change in unrealized gain (loss) on investments	(1,266,205)	(2,718,565)	(17,663,763)	(45,806,517)	1,221,333	(1,807,300)	7,995,475	(25,476,705)
Reinvested capital gains	1,403,124	1,935,780	22,474,084	31,120,729	250,595	1,148,716	3,451,561	13,881,347

Net increase (decrease) in contract owners’ equity resulting from operations	1,148,306	293,521	17,089,845	3,135,394	1,031,817	(528,005)	13,250,143	(7,209,130)

Equity transactions:
Purchase payments received from contract owners (note 3)	348,375	442,594	11,755,142	9,461,948	372,285	200,425	6,195,949	11,366,342
Transfers between funds	981,229	(1,011,278)	(1,573,903)	(1,540,982)	460,915	(25,536)	(6,874,029)	933,541
Redemptions (note 3)	(1,900,864)	(1,771,374)	(19,640,177)	(28,190,021)	(1,277,779)	(1,163,662)	(6,999,693)	(6,724,574)
Annuity benefits	(3,116)	(3,125)	(6,333)	(5,177)	(642)	(692)	(12,086)	(9,525)
Contract maintenance charges (note 2)	(6,686)	(6,911)	(1,062,670)	(1,038,665)	(1,824)	(2,005)	(384,613)	(357,780)
Contingent deferred sales charges (note 2)	(2,095)	(4,960)	(46,768)	(82,848)	(302)	(2,793)	(20,947)	(40,007)
Adjustments to maintain reserves	(116)	(93)	(2,868)	(973)	(81)	(37)	(6,183)	(676)

Net equity transactions	(583,273)	(2,355,147)	(10,577,577)	(21,396,718)	(447,428)	(994,300)	(8,101,602)	5,167,321

Net change in contract owners’ equity	565,033	(2,061,626)	6,512,268	(18,261,324)	584,389	(1,522,305)	5,148,541	(2,041,809)
Contract owners’ equity beginning of period	11,791,184	13,852,810	196,109,846	214,371,170	6,746,016	8,268,321	90,718,860	92,760,669

Contract owners’ equity end of period	$12,356,217	11,791,184	202,622,114	196,109,846	7,330,405	6,746,016	95,867,401	90,718,860

CHANGES IN UNITS:
Beginning units	774,547	925,786	8,384,656	9,304,134	425,587	484,310	2,845,336	2,686,320
Units purchased	123,386	87,750	1,462,689	1,661,080	90,493	104,262	416,667	975,630
Units redeemed	(161,939)	(238,989)	(1,923,566)	(2,580,558)	(118,939)	(162,985)	(669,068)	(816,614)

Ending units	735,994	774,547	7,923,779	8,384,656	397,141	425,587	2,592,935	2,845,336

	OVAG		OVSB		OVSBS		PMVAAD
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(125,618)	(139,530)	63,986	108,918	270,827	371,265	376,147	706,395
Realized gain (loss) on investments	597,430	634,539	(57,186)	(104,762)	(250,735)	(104,041)	(1,253,885)	(1,090,486)
Change in unrealized gain (loss) on investments	(1,150,019)	(1,013,132)	78,989	(109,521)	388,386	(669,600)	5,262,887	(4,686,578)
Reinvested capital gains	736,944	959,115	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	58,737	440,992	85,789	(105,365)	408,478	(402,376)	4,385,149	(5,070,669)

Equity transactions:
Purchase payments received from contract owners (note 3)	299,820	269,190	151,659	120,735	89,829	231,386	1,976,694	4,877,158
Transfers between funds	(846,715)	2,026,212	207,045	1,399,379	(307,963)	1,270,306	(1,235,949)	(4,908,429)
Redemptions (note 3)	(1,171,228)	(1,573,557)	(470,130)	(874,865)	(1,194,350)	(940,469)	(2,833,014)	(3,440,268)
Annuity benefits	(118)	(123)	-	-	(118)	(134)	(3,238)	(1,632)
Contract maintenance charges (note 2)	(4,985)	(5,332)	(314)	(312)	(617)	(724)	(1,489)	(1,585)
Contingent deferred sales charges (note 2)	(1,788)	(3,715)	(417)	(2,840)	(217)	(944)	(9,883)	(6,097)
Adjustments to maintain reserves	672	(858)	(45)	(58)	(254)	(220)	(426)	(320)

Net equity transactions	(1,724,342)	711,817	(112,202)	642,039	(1,413,690)	559,201	(2,107,305)	(3,481,173)

Net change in contract owners’ equity	(1,665,605)	1,152,809	(26,413)	536,674	(1,005,212)	156,825	2,277,844	(8,551,842)
Contract owners’ equity beginning of period	10,612,710	9,459,901	1,868,234	1,331,560	9,324,759	9,167,934	41,537,836	50,089,678

Contract owners’ equity end of period	$8,947,105	10,612,710	1,841,821	1,868,234	8,319,547	9,324,759	43,815,680	41,537,836

CHANGES IN UNITS:
Beginning units	1,168,293	1,096,038	190,671	131,093	964,234	911,480	4,507,663	4,859,868
Units purchased	72,946	331,793	43,474	167,424	77,490	241,713	669,749	762,621
Units redeemed	(265,443)	(259,538)	(55,298)	(107,846)	(219,910)	(188,959)	(895,464)	(1,114,826)

Ending units	975,796	1,168,293	178,847	190,671	821,814	964,234	4,281,948	4,507,663

	PMVFAD		PMVLAD		PMVTRD		PMVRSD
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(116,856)	(32,894)	(518,363)	7,680,320	1,333,009	10,519,321	442	3,048
Realized gain (loss) on investments	(1,653,999)	(708,690)	(924,259)	1,213,506	(1,858,001)	210,970	(5,958)	(9,777)
Change in unrealized gain (loss) on investments	1,614,844	(1,156,584)	486,725	(14,521,666)	3,563,617	(18,087,780)	15,905	(15,353)
Reinvested capital gains	-	55,761	-	-	-	3,336,855	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(156,011)	(1,842,407)	(955,897)	(5,627,840)	3,038,625	(4,020,634)	10,389	(22,082)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,806,717	1,159,017	27,579,776	47,025,228	31,475,433	38,352,522	-	13,965
Transfers between funds	(589,469)	549,962	7,845,912	7,268,679	2,043,108	(1,298,611)	8,542	9,836
Redemptions (note 3)	(2,456,028)	(1,903,574)	(29,472,633)	(32,216,157)	(19,698,856)	(17,981,937)	(7,417)	(18,121)
Annuity benefits	-	-	(1,789)	(1,884)	(1,132)	(189)	-	-
Contract maintenance charges (note 2)	(1,155)	(931)	(3,607,455)	(3,282,990)	(2,106,113)	(1,901,104)	-	-
Contingent deferred sales charges (note 2)	(13,729)	(7,824)	(180,937)	(171,545)	(151,118)	(146,024)	-	-
Adjustments to maintain reserves	119	(1,855)	2,238	(20,399)	24,501	(41,332)	(6)	(3)

Net equity transactions	(1,253,545)	(205,205)	2,165,112	18,600,932	11,585,823	16,983,325	1,119	5,677

Net change in contract owners’ equity	(1,409,556)	(2,047,612)	1,209,215	12,973,092	14,624,448	12,962,691	11,508	(16,405)
Contract owners’ equity beginning of period	20,050,860	22,098,472	417,366,077	404,392,985	311,213,634	298,250,943	63,449	79,854

Contract owners’ equity end of period	$18,641,304	20,050,860	418,575,292	417,366,077	325,838,082	311,213,634	74,957	63,449

CHANGES IN UNITS:
Beginning units	1,869,995	1,884,511	36,964,975	35,370,950	29,606,252	28,020,955	11,828	11,020
Units purchased	1,141,771	381,146	9,117,309	10,009,185	7,850,470	8,165,078	1,920	4,314
Units redeemed	(1,288,547)	(395,662)	(8,946,344)	(8,415,160)	(6,773,131)	(6,579,781)	(1,535)	(3,506)

Ending units	1,723,219	1,869,995	37,135,940	36,964,975	30,683,591	29,606,252	12,213	11,828

	PMVEBD		PMVHYD		PVGIB		PVGOB
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$225,601	159,478	12,438	4,913	6,242	7,724	(1,701)	-
Realized gain (loss) on investments	(131,516)	(259,638)	(149)	(8,567)	282,522	117,392	584	-
Change in unrealized gain (loss) on investments	445,758	(69,158)	15,888	(3,864)	(131,309)	(325,487)	7,288	-
Reinvested capital gains	-	24,197	-	1,364	57,514	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	539,843	(145,121)	28,177	(6,154)	214,969	(200,371)	6,171	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,688,150	1,965,116	142,600	46,998	224	16,377	-	-
Transfers between funds	1,438,486	(1,518,989)	78,796	(26,452)	(336,974)	(141,897)	1,050,468	-
Redemptions (note 3)	(441,049)	(458,755)	(881)	(1,200)	(178,615)	(192,198)	(38,506)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(324)	(175)	-	-	(305)	(321)	(25)	-
Contingent deferred sales charges (note 2)	(4,245)	(7,352)	-	-	-	(110)	-	-
Adjustments to maintain reserves	(459)	(1,317)	(81)	(86)	(49)	(106)	(7)	-

Net equity transactions	2,680,559	(21,472)	220,434	19,260	(515,719)	(318,255)	1,011,930	-

Net change in contract owners’ equity	3,220,402	(166,593)	248,611	13,106	(300,750)	(518,626)	1,018,101	-
Contract owners’ equity beginning of period	4,624,115	4,790,708	85,656	72,550	1,965,355	2,483,981	-	-

Contract owners’ equity end of period	$7,844,517	4,624,115	334,267	85,656	1,664,605	1,965,355	1,018,101	-

CHANGES IN UNITS:
Beginning units	529,314	525,844	8,419	6,985	104,940	120,962	-	-
Units purchased	466,504	310,693	24,350	46,110	1,723	2,110	102,352	-
Units redeemed	(191,018)	(307,223)	(3,417)	(44,676)	(28,695)	(18,132)	(3,847)	-

Ending units	804,800	529,314	29,352	8,419	77,968	104,940	98,505	-

	PVTIGB		PVTVB		ACEG2		AVBV2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(5,536)	(658)	(1,060)	(3,073)	(65,656)	(82,981)	-	-
Realized gain (loss) on investments	(20,924)	(368)	(156,782)	279,336	428,314	714,644	-	-
Change in unrealized gain (loss) on investments	20,611	2,120	114,687	(645,950)	(801,101)	(505,095)	-	-
Reinvested capital gains	-	-	41,692	285,355	397,799	29,018	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,849)	1,094	(1,463)	(84,332)	(40,644)	155,586	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	729,797	-	692	13,335	38,610	42,442	1,558	-
Transfers between funds	704,654	(20,941)	(1,075,185)	(660,027)	(983,344)	20,816	(1,558)	-
Redemptions (note 3)	(34,361)	(31,525)	(84,845)	(301,800)	(549,667)	(933,729)	-	-
Annuity benefits	-	-	-	-	(193)	(199)	-	-
Contract maintenance charges (note 2)	(96)	(24)	(164)	(241)	(1,393)	(1,488)	-	-
Contingent deferred sales charges (note 2)	-	(48)	-	(30)	(100)	(256)	-	-
Adjustments to maintain reserves	(36)	(4)	(6)	(114)	(138)	(251)	-	-

Net equity transactions	1,399,958	(52,542)	(1,159,508)	(948,877)	(1,496,225)	(872,665)	-	-

Net change in contract owners’ equity	1,394,109	(51,448)	(1,160,971)	(1,033,209)	(1,536,869)	(717,079)	-	-
Contract owners’ equity beginning of period	211,545	262,993	1,160,971	2,194,180	5,438,964	6,156,043	-	-

Contract owners’ equity end of period	$1,605,654	211,545	-	1,160,971	3,902,095	5,438,964	-	-

CHANGES IN UNITS:
Beginning units	11,987	14,651	55,063	96,479	372,457	435,498	-	-
Units purchased	95,584	-	792	3,305	37,343	138,048	(314)	-
Units redeemed	(10,883)	(2,664)	(55,855)	(44,721)	(143,991)	(201,089)	314	-

Ending units	96,688	11,987	-	55,063	265,809	372,457	-	-

	VYDS		ROCSC		RVARS		TRBCG2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(996)	(3,045)	4,377	1,039	(252,011)	(145,427)	-	-
Realized gain (loss) on investments	104,384	54,505	(37,684)	(8,755)	114,785	285,134	206	5
Change in unrealized gain (loss) on investments	(112,715)	(117,441)	31,066	(101,092)	(210,701)	(135,026)	13	-
Reinvested capital gains	14,326	48,566	54,581	68,603	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,999	(17,415)	52,340	(40,205)	(347,927)	4,681	219	5

Equity transactions:
Purchase payments received from contract owners (note 3)	6,988	20	40,376	5,000	1,959,513	4,180,702	(3,873)	2,665
Transfers between funds	(41,723)	(73,395)	(34,086)	24,692	(310,024)	(1,618,847)	(6,937)	(3,051)
Redemptions (note 3)	(176,028)	(27,873)	(6,945)	(54,510)	(827,782)	(1,236,323)	10,925	388
Annuity benefits	-	-	-	-	(1,691)	(881)	-	-
Contract maintenance charges (note 2)	(63)	(72)	(174)	(161)	(687)	(1,141)	(109)	(1)
Contingent deferred sales charges (note 2)	-	-	-	-	(4,300)	(23,627)	-	-
Adjustments to maintain reserves	7	8	(7)	(1)	(282)	(163)	(225)	(6)

Net equity transactions	(210,819)	(101,312)	(836)	(24,980)	814,747	1,299,720	(219)	(5)

Net change in contract owners’ equity	(205,820)	(118,727)	51,504	(65,185)	466,820	1,304,401	-	-
Contract owners’ equity beginning of period	378,872	497,599	287,775	352,960	15,542,526	14,238,125	-	-

Contract owners’ equity end of period	$173,052	378,872	339,279	287,775	16,009,346	15,542,526	-	-

CHANGES IN UNITS:
Beginning units	18,880	23,756	25,239	27,191	1,522,175	1,396,728	-	-
Units purchased	348	1	4,580	3,647	423,775	737,272	(917)	-
Units redeemed	(10,804)	(4,877)	(5,117)	(5,599)	(342,996)	(611,825)	917	-

Ending units	8,424	18,880	24,702	25,239	1,602,954	1,522,175	-	-

	TREI2		TRHS2		VWHAS		VWBF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$126	-	(3,746,067)	(4,356,891)	(460,591)	(454,359)	(104,286)	494,380
Realized gain (loss) on investments	167	-	19,930,511	23,408,737	(6,935,915)	(5,767,765)	(472,116)	(381,735)
Change in unrealized gain (loss) on investments	(3)	-	(52,424,848)	(18,326,044)	18,949,667	(5,868,582)	966,910	(1,517,915)
Reinvested capital gains	3	-	1,633,521	21,738,017	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	293	-	(34,606,883)	22,463,819	11,553,161	(12,090,706)	390,508	(1,405,270)

Equity transactions:
Purchase payments received from contract owners (note 3)	7	-	21,592,404	54,103,497	4,928,184	4,614,167	48,885	48,722
Transfers between funds	35	-	(40,919,629)	14,145,514	10,951,547	796,674	(238,844)	(91,496)
Redemptions (note 3)	-	-	(22,137,100)	(25,068,663)	(4,377,717)	(2,680,616)	(792,647)	(930,019)
Annuity benefits	-	-	(2,352)	(973)	(1,361)	(699)	(3,563)	(3,749)
Contract maintenance charges (note 2)	(42)	-	(20,338)	(21,347)	(2,920)	(1,823)	(3,353)	(3,766)
Contingent deferred sales charges (note 2)	-	-	(97,708)	(90,672)	(37,088)	(34,393)	(69)	(15)
Adjustments to maintain reserves	(293)	-	(1,261)	(720)	(638)	(713)	668	516

Net equity transactions	(293)	-	(41,585,984)	43,066,636	11,460,007	2,692,597	(988,923)	(979,807)

Net change in contract owners’ equity	-	-	(76,192,867)	65,530,455	23,013,168	(9,398,109)	(598,415)	(2,385,077)
Contract owners’ equity beginning of period	-	-	289,506,798	223,976,343	20,119,766	29,517,875	8,000,846	10,385,923

Contract owners’ equity end of period	$-	-	213,313,931	289,506,798	43,132,934	20,119,766	7,402,431	8,000,846

CHANGES IN UNITS:
Beginning units	-	-	9,260,603	7,927,446	3,711,701	3,558,339	391,393	435,528
Units purchased	-	-	2,305,302	5,073,149	6,556,049	2,798,729	3,521	8,198
Units redeemed	-	-	(3,786,944)	(3,739,992)	(4,620,844)	(2,645,367)	(50,026)	(52,333)

Ending units	-	-	7,778,961	9,260,603	5,646,906	3,711,701	344,888	391,393

	VWEM		VWHA		WRPMAV		WRPMCV
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(138,995)	(167,960)	(195,143)	(394,546)	46,661	(37,291)	3,108	(7,905)
Realized gain (loss) on investments	(599,416)	1,063,071	(1,546,779)	(2,558,732)	(37,839)	7,893	(7,299)	9,652
Change in unrealized gain (loss) on investments	491,709	(5,447,022)	8,634,000	(7,295,214)	(279,474)	(132,356)	(50,661)	(49,844)
Reinvested capital gains	87,449	1,233,628	-	-	491,661	-	73,390	4,728

Net increase (decrease) in contract owners’ equity resulting from operations	(159,253)	(3,318,283)	6,892,078	(10,248,492)	221,009	(161,754)	18,538	(43,369)

Equity transactions:
Purchase payments received from contract owners (note 3)	255,977	304,119	(147)	-	1,471,357	3,303,356	19,699	1,377,447
Transfers between funds	(596,352)	(1,074,947)	(1,006,469)	(3,232,804)	(85,263)	(52,076)	(443,609)	1,741
Redemptions (note 3)	(2,108,035)	(2,358,057)	(2,097,063)	(3,748,156)	(427,787)	(218,728)	(21,784)	(165,861)
Annuity benefits	(1,872)	(2,931)	(1,253)	(1,487)	-	-	-	-
Contract maintenance charges (note 2)	(6,469)	(8,036)	(8,695)	(10,402)	(84,169)	(56,604)	(20,970)	(9,476)
Contingent deferred sales charges (note 2)	(256)	(2,261)	(1,537)	(3,373)	-	-	-	-
Adjustments to maintain reserves	195	13	(25)	(192)	(5)	2	8	(18)

Net equity transactions	(2,456,812)	(3,142,100)	(3,115,189)	(6,996,414)	874,133	2,975,950	(466,656)	1,203,833

Net change in contract owners’ equity	(2,616,065)	(6,460,383)	3,776,889	(17,244,906)	1,095,142	2,814,196	(448,118)	1,160,464
Contract owners’ equity beginning of period	17,761,703	24,222,086	17,645,061	34,889,967	9,959,012	7,144,816	2,365,851	1,205,387

Contract owners’ equity end of period	$15,145,638	17,761,703	21,421,950	17,645,061	11,054,154	9,959,012	1,917,733	2,365,851

CHANGES IN UNITS:
Beginning units	809,875	937,328	1,147,129	1,659,729	898,769	637,519	219,006	110,570
Units purchased	37,585	130,104	4,662	49,759	135,351	290,467	2,906	131,124
Units redeemed	(148,242)	(257,557)	(183,440)	(562,359)	(55,460)	(29,217)	(45,794)	(22,688)

Ending units	699,218	809,875	968,351	1,147,129	978,660	898,769	176,118	219,006

	WRPMMV		WRASP		WRHIP		WRMCG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$11,275	(24,719)	(2,221,987)	(3,357,534)	4,827,670	4,611,395	(1,035,384)	(1,005,980)
Realized gain (loss) on investments	(19,258)	8,602	(12,202,647)	1,006,936	(3,043,953)	(2,029,241)	164,565	752,172
Change in unrealized gain (loss) on investments	(117,244)	(56,479)	4,931,900	(67,578,255)	9,676,013	(10,865,936)	186,565	(9,500,860)
Reinvested capital gains	250,048	-	-	43,675,279	-	1,049,199	3,555,019	4,853,274

Net increase (decrease) in contract owners’ equity resulting from operations	124,821	(72,596)	(9,492,734)	(26,253,574)	11,459,730	(7,234,583)	2,870,765	(4,901,394)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,518,214	1,621,690	8,124,280	38,379,376	9,415,788	17,287,872	6,866,241	12,759,973
Transfers between funds	(315,474)	(955)	(35,776,874)	(20,241,717)	1,415,157	(15,057,872)	(3,622,335)	1,693,381
Redemptions (note 3)	(1,044,295)	(89,762)	(17,392,385)	(21,375,120)	(8,455,209)	(7,372,222)	(3,834,856)	(3,257,627)
Annuity benefits	-	-	(10,074)	(5,936)	(819)	-	-	-
Contract maintenance charges (note 2)	(56,404)	(43,903)	(9,395)	(9,980)	(3,266)	(3,893)	(225,202)	(182,453)
Contingent deferred sales charges (note 2)	-	-	(44,136)	(106,941)	(23,696)	(32,221)	(22,901)	(15,201)
Adjustments to maintain reserves	(8)	(9)	(1,171)	(67)	(967)	(591)	(739)	(556)

Net equity transactions	102,033	1,487,061	(45,109,755)	(3,360,385)	2,346,988	(5,178,927)	(839,792)	10,997,517

Net change in contract owners’ equity	226,854	1,414,465	(54,602,489)	(29,613,959)	13,806,718	(12,413,510)	2,030,973	6,096,123
Contract owners’ equity beginning of period	6,406,819	4,992,354	231,919,428	261,533,387	80,299,007	92,712,517	63,141,063	57,044,940

Contract owners’ equity end of period	$6,633,673	6,406,819	177,316,939	231,919,428	94,105,725	80,299,007	65,172,036	63,141,063

CHANGES IN UNITS:
Beginning units	581,842	449,506	16,605,015	16,864,654	7,441,642	7,890,294	5,000,233	4,185,462
Units purchased	142,780	151,133	1,264,976	3,223,565	2,427,230	3,786,932	1,015,251	1,599,854
Units redeemed	(129,880)	(18,797)	(4,615,971)	(3,483,204)	(2,225,208)	(4,235,584)	(1,075,763)	(785,083)

Ending units	594,742	581,842	13,254,020	16,605,015	7,643,664	7,441,642	4,939,721	5,000,233

	WRPAP		WRPCP		WRPMP		WRPMAP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$471	1,056	24,570	25,008	273,205	405,749	602,922	951,111
Realized gain (loss) on investments	(79)	(113)	(93,770)	32,351	(177,850)	293,778	(84,947)	318,395
Change in unrealized gain (loss) on investments	(2,759)	(5,700)	(58,011)	(277,790)	(1,550,674)	(3,250,176)	(2,904,000)	(5,684,191)
Reinvested capital gains	4,334	4,592	199,303	214,625	2,373,487	2,547,182	4,399,437	4,265,020

Net increase (decrease) in contract owners’ equity resulting from operations	1,967	(165)	72,092	(5,806)	918,168	(3,467)	2,013,412	(149,665)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	10,166	658,538	861,682	896,699	2,185,210	3,320,859
Transfers between funds	627	3,666	(15,724)	302,282	(965,033)	(623,500)	(1,643,726)	(451,619)
Redemptions (note 3)	-	-	(540,810)	(741,112)	(2,222,962)	(1,079,252)	(2,076,605)	(2,645,228)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(24,920)	(21,103)	(205,958)	(209,063)	(344,222)	(329,227)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	2	(13)	(15)	6	(9)	(32)	(1)	(18)

Net equity transactions	629	3,653	(571,303)	198,611	(2,532,280)	(1,015,148)	(1,879,344)	(105,233)

Net change in contract owners’ equity	2,596	3,488	(499,211)	192,805	(1,614,112)	(1,018,615)	134,068	(254,898)
Contract owners’ equity beginning of period	44,650	41,162	3,404,241	3,211,436	31,022,321	32,040,936	51,134,710	51,389,608

Contract owners’ equity end of period	$47,246	44,650	2,905,030	3,404,241	29,408,209	31,022,321	51,268,778	51,134,710

CHANGES IN UNITS:
Beginning units	3,648	3,358	248,999	234,969	2,066,616	2,132,566	3,272,222	3,277,315
Units purchased	59	357	25,090	69,411	87,285	60,829	174,743	231,456
Units redeemed	(9)	(67)	(66,643)	(55,381)	(256,155)	(126,779)	(295,368)	(236,549)

Ending units	3,698	3,648	207,446	248,999	1,897,746	2,066,616	3,151,597	3,272,222

	WRPMCP		SVDF		SVOF		WFVSCG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$64,751	82,599	(492)	(548)	2,028	(3,527)	(1,076,279)	(1,207,719)
Realized gain (loss) on investments	(57,194)	17,406	1,299	1,185	13,178	15,355	(5,095,775)	5,174,714
Change in unrealized gain (loss) on investments	(340,543)	(693,263)	(1,466)	(7,406)	(14,284)	(55,323)	3,353,810	(17,756,198)
Reinvested capital gains	522,163	592,957	2,696	5,707	27,312	31,081	6,502,685	9,358,055

Net increase (decrease) in contract owners’ equity resulting from operations	189,177	(301)	2,037	(1,062)	28,234	(12,414)	3,684,441	(4,431,148)

Equity transactions:
Purchase payments received from contract owners (note 3)	175,263	352,684	-	-	-	(8)	5,687,235	14,891,343
Transfers between funds	(767,603)	(63,225)	-	-	-	(7)	(9,688,872)	2,632,330
Redemptions (note 3)	(390,298)	(321,809)	(162)	-	-	8	(4,707,869)	(6,143,161)
Annuity benefits	-	-	(1,847)	(2,130)	(24,404)	(24,683)	-	-
Contract maintenance charges (note 2)	(50,273)	(49,158)	3	-	-	-	(258,928)	(249,930)
Contingent deferred sales charges (note 2)	-	-	-	-	-	7	(27,583)	(48,357)
Adjustments to maintain reserves	(21)	26	191	76	(14,380)	(806)	(861)	(670)

Net equity transactions	(1,032,932)	(81,482)	(1,815)	(2,054)	(38,784)	(25,489)	(8,996,878)	11,081,555

Net change in contract owners’ equity	(843,755)	(81,783)	222	(3,116)	(10,550)	(37,903)	(5,312,437)	6,650,407
Contract owners’ equity beginning of period	7,500,314	7,582,097	36,468	39,584	267,496	305,399	73,872,903	67,222,496

Contract owners’ equity end of period	$6,656,559	7,500,314	36,690	36,468	256,946	267,496	68,560,466	73,872,903

CHANGES IN UNITS:
Beginning units	521,289	526,562	-	-	-	-	3,360,935	2,922,620
Units purchased	12,298	24,267	-	-	-	-	818,311	2,078,290
Units redeemed	(83,104)	(29,540)	-	-	-	-	(1,239,994)	(1,639,975)

Ending units	450,483	521,289	-	-	-	-	2,939,252	3,360,935

	WFVOG2		HVIE		WFVTRB		FHIPR
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(265)	(549)	-	241,398	108	114	-	(31,823)
Realized gain (loss) on investments	762	3,838	-	(2,010,252)	3,717	272	-	(381,077)
Change in unrealized gain (loss) on investments	(2,722)	(8,680)	-	(937,336)	193	(3,805)	-	1,113,929
Reinvested capital gains	916	5,803	-	3,144,189	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,309)	412	-	437,999	4,018	(3,419)	-	701,029

Equity transactions:
Purchase payments received from contract owners (note 3)	1,548	-	-	52,065	-	-	-	177,404
Transfers between funds	-	-	-	(15,189,041)	(309,669)	-	-	(16,865,441)
Redemptions (note 3)	(16,705)	(11,258)	-	(78,992)	-	-	-	(917,293)
Annuity benefits	-	-	-	-	-	-	-	(31)
Contract maintenance charges (note 2)	(3)	(3)	-	(17,624)	-	-	-	(1,488)
Contingent deferred sales charges (note 2)	-	-	-	(1,168)	-	-	-	(479)
Adjustments to maintain reserves	(15)	2	-	(48)	(2)	(1)	-	(103)

Net equity transactions	(15,175)	(11,259)	-	(15,234,808)	(309,671)	(1)	-	(17,607,431)

Net change in contract owners’ equity	(16,484)	(10,847)	-	(14,796,809)	(305,653)	(3,420)	-	(16,906,402)
Contract owners’ equity beginning of period	33,009	43,856	-	14,796,809	305,653	309,073	-	16,906,402

Contract owners’ equity end of period	$16,525	33,009	-	-	-	305,653	-	-

CHANGES IN UNITS:
Beginning units	1,680	2,235	-	1,319,092	21,348	21,348	-	1,207,106
Units purchased	88	-	-	86,903	-	-	-	86,979
Units redeemed	(918)	(555)	-	(1,405,995)	(21,348)	-	-	(1,294,085)

Ending units	850	1,680	-	-	-	21,348	-	-

	FOPR		FO2R		CAF		CAF2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	(102,020)	-	(432,836)	(90,292)	(356,619)	(171,043)	(595,671)
Realized gain (loss) on investments	-	1,869,206	-	19,532,138	10,905,268	2,934,948	(8,595,081)	2,678,690
Change in unrealized gain (loss) on investments	-	278,657	-	(11,898,863)	(13,969,219)	(5,756,721)	126,132	(11,043,400)
Reinvested capital gains	-	-	-	-	2,877,890	4,400,333	7,989,427	10,363,172

Net increase (decrease) in contract owners’ equity resulting from operations	-	2,045,843	-	7,200,439	(276,353)	1,221,941	(650,565)	1,402,791

Equity transactions:
Purchase payments received from contract owners (note 3)	-	148,169	-	2,825,384	140,526	845,116	937,971	9,901,241
Transfers between funds	-	(24,578,018)	-	(87,542,558)	(33,439,070)	(566,845)	(58,587,981)	(1,452,139)
Redemptions (note 3)	-	(864,098)	-	(2,245,462)	(1,078,307)	(3,692,562)	(540,934)	(3,086,087)
Annuity benefits	-	(125)	-	(585)	(2,811)	(5,733)	-	-
Contract maintenance charges (note 2)	-	(2,561)	-	(145,317)	(8,834)	(22,989)	(76,537)	(305,275)
Contingent deferred sales charges (note 2)	-	(1,278)	-	(6,303)	(404)	(1,071)	(6,144)	(54,027)
Adjustments to maintain reserves	-	(2,907)	-	(2,959)	(30,304)	790	(167)	(393)

Net equity transactions	-	(25,300,818)	-	(87,117,800)	(34,419,204)	(3,443,294)	(58,273,792)	5,003,320

Net change in contract owners’ equity	-	(23,254,975)	-	(79,917,361)	(34,695,557)	(2,221,353)	(58,924,357)	6,406,111
Contract owners’ equity beginning of period	-	23,254,975	-	79,917,361	34,695,557	36,916,910	58,924,357	52,518,246

Contract owners’ equity end of period	$-	-	-	-	-	34,695,557	-	58,924,357

CHANGES IN UNITS:
Beginning units	-	1,359,984	-	5,519,852	1,160,643	1,270,746	4,058,798	3,719,227
Units purchased	-	20,367	-	578,458	8,089	51,392	125,585	1,291,641
Units redeemed	-	(1,380,351)	-	(6,098,310)	(1,168,732)	(161,495)	(4,184,383)	(952,070)

Ending units	-	-	-	-	-	1,160,643	-	4,058,798

	AMTG		WFVSMV		MIGSC		AMFAS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	(171)	-	(49)	-	12,546	-	(46,147)
Realized gain (loss) on investments	-	4,396	-	1,830	-	1,818,159	-	(258,195)
Change in unrealized gain (loss) on investments	-	(3,500)	-	(2,371)	-	(2,402,104)	-	(251,931)
Reinvested capital gains	-	-	-	-	-	642,774	-	514,444

Net increase (decrease) in contract owners’ equity resulting from operations	-	725	-	(590)	-	71,375	-	(41,829)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(2)	-	-	-	909	-	31,136
Transfers between funds	-	2	-	294	-	(7,243,071)	-	(3,248,930)
Redemptions (note 3)	-	-	-	(6,988)	-	(399,884)	-	(433,386)
Annuity benefits	-	(3,062)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	(142)	-	(949)
Contingent deferred sales charges (note 2)	-	-	-	-	-	(4)	-	(32)
Adjustments to maintain reserves	-	(12,612)	-	6	-	(66)	-	(121)

Net equity transactions	-	(15,674)	-	(6,688)	-	(7,642,258)	-	(3,652,282)

Net change in contract owners’ equity	-	(14,949)	-	(7,278)	-	(7,570,883)	-	(3,694,111)
Contract owners’ equity beginning of period	-	14,949	-	7,278	-	7,570,883	-	3,694,111

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	631	-	315,243	-	186,362
Units purchased	-	-	-	55	-	1,132	-	64,722
Units redeemed	-	-	-	(686)	-	(316,375)	-	(251,084)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2016

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners may invest in the following:

RATIONAL FUNDS

VA Situs Fund (HVSIT)

ALGER AMERICAN FUNDS

Mid Cap Growth Portfolio - Class S Shares (ALMCS)

AB FUNDS

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

ALPS FUNDS

VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)

AMERICAN FUNDS GROUP (THE)

Growth Fund - Class 1 (AFGF)

High-Income Bond Fund - Class 1 (AFHY)

Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)

U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)

BLACKROCK FUNDS

BlackRock High Yield V.I. Fund - Class III (BRVHY3)

BlackRock Total Return V.I. Fund -Class III (BRVTR3)

BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)

Global Allocation V.I. Fund - Class III (MLVGA3)

CHARLES SCHWAB FUNDS

Money Market Portfolio(TM) (CHSMM)

DELAWARE GROUP

VIP Value Series: Service Class (DWVVLS)

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

Mid Cap Stock Portfolio- Service Shares (DVMCSS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Opportunistic Small Cap Portfolio: Service Shares (DVDLS)

Growth and Income Portfolio - Initial Shares (DGI)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FIDELITY INVESTMENTS

VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Equity-Income Portfolio - Initial Class (FEIP)

VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Balanced Portfolio - Service Class 2 (FB2)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Growth & Income Portfolio - Service Class 2 (FGI2)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class 2 (FO2)

VIP Value Strategies Portfolio - Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 2 (FTVRD2)

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)

Franklin High Income Securities Fund: Class 2 (FTVHI2)

INVESCO INVESTMENTS

V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

VI American Franchise Fund - Series II Shares (ACEG2)

Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)*

Insurance Trust Intrepid Mid Cap Portfolio: Class 1 (OGDMP)*

Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)*

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)

Enterprise Portfolio: Service Shares (JAMGS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LORD ABBETT FUNDS

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)

New Discovery Series - Service Class (MNDSC)

Utilities Series - Service Class (MVUSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MERGER FUNDS

The Merger Fund VL (MGRFV)*

MORGAN STANLEY

UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)

Global Real Estate Portfolio - Class II (VKVGR2)

U.S. Real Estate Portfolio - Class I (MSVRE)*

U.S. Real Estate Portfolio - Class II (MSVREB)*

NATIONWIDE FUNDS GROUP

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

NVIT International Equity Fund - Class I (GIG)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT International Index Fund - Class II (GVIX2)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

Invesco NVIT Comstock Value Fund - Class II (EIF2)

NVIT Real Estate Fund - Class I (NVRE1)

NVIT Real Estate Fund - Class II (NVRE2)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class II (GVEX2)

NW BlkRkNVITMgdGlblAllocII (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)*

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)*

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)*

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)

TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)

PIMCO FUNDS

Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

Real Return Portfolio - Advisor Class (PMVRA)

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Total Return Portfolio - Advisor Class (PMVTRD)

CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

AMERICAN CENTURY INVESTORS INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)*

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)*

VP International Fund - Class II (ACVI2)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Ultra(R) Fund - Class II (ACVU2)*

FEDERATED INVESTORS

Managed Tail Risk Fund II: Service Shares (FCA2S)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Structured Small Cap Equity Fund: Service Shares (GVSSCS)

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)

OPPENHEIMER FUNDS

International Growth Fund/VA - Service Shares (OVIGS)

Capital Income Fund/VA - Non-Service Shares (OVMS)

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

Global Strategic Income Fund/VA: Service Shares (OVSBS)

PUTNAM INVESTMENTS

VT Growth & Income Fund: Class IB (PVGIB)

VT Growth Opportunities Fund: Class IB (PVGOB)

VT International Equity Fund: Class IB (PVTIGB)

VICTORY FUNDS

Diversified Stock Fund Class A Shares (VYDS)

ROYCE CAPITAL FUNDS

Small-Cap Portfolio - Investment Class (ROCSC)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)

Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)

Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

WELLS FARGO FUNDS

Advantage VT Index Asset Allocation Fund - Class 2 (WFVAA)*

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)*

Advantage VT Opportunity Fund - Class 2 (SVOF)*

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)

*	At December 31, 2016, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2016 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments made within eight years of the withdrawal date or the amount redeemed. For Destination All American Gold 2.0, Destination All American Gold NY 2.0, Destination B 2.0, Destination B NY 2.0, Destination Navigator 2.0, Destination Navigator NY 2.0, America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Destination EV 2.0, Destination EV NY 2.0, Achiever contracts, this charge will not exceed 8% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Destination L 2.0, Destination L NY 2.0, Elite Venue and Nationwide Destination L contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Nationwide Destination C (formerly Exclusive Venue), Income Architect, Destination Architect 2.0 or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option tables on the following few pages illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account-II Options	BOA IV	BOA Vision	Schwab Income Choice	Schwab Custom Solutions	NEBA
Variable Account Charges - Recurring	1.30%	1.40%	0.65%	0.95%	0.80%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit	-	-	-	-	-
One-Year Enhanced	-	-	0.20%	0.10%	-
Combination Enhanced	-	-	-	0.40%(10)	-
Return of Premium	-	-	0.10%	-	-
Beneficiary Protector II Option	-	-	-	0.35%(11)	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount	-	-	-	-	-
Joint Option for the Nationwide Lifetime Income Rider Option	-	-	0.30%(2)	-	-
Capital Preservation and Income Options:	-	-	-	-	-
Capital Preservation Plus Option	-	-	-	0.50%(30)	-
Nationwide Lifetime Income Rider	-	-	-	-	-
5% Nationwide Lifetime Income Rider (New York)	-	-	-	-	-
7% Nationwide Lifetime Income Rider	-	-	1.00%(1)	-	-

Maximum Variable Account Charges*	1.30%	1.40%	2.15%	2.20%	0.80%

Nationwide Variable Account-II Options	BOA Future II	All American Gold	All American Gold 2.0	All American Gold NY 2.0	BOA Achiever	Income Architect	Destination Architect 2.0
Variable Account Charges-Recurring	1.15%	1.15%	1.15%	1.15%	1.55%	0.40%	0.40%
CDSC Options:	-	-	-	-	-	-	-
Four Year CDSC	0.30%(3)	0.50%(3)	-	-	0.20%(3)	-	-
No CDSC	0.35%(7)	0.55%(7)	-	-	0.25%(7)	-	-
Reduced CDSC Option (“Liquidity Option”) Charge	-	-	0.50%(54)	0.50%(54)	-	-	-
Death Benefit Options-Allows enhanced provisions in place of the standard death benefit	-	-	-	-	-	-	-
One-Year Enhanced II	0.20%	0.20%(8)	-	-	-	-	-
One-Year Enhanced	0.10%	0.10%	0.20%(47)	0.20%(47)	-	-	0.20%(47)
One-Month Enhanced	-	0.35%(9)	0.35%(9)	-	0.20%	-	-
Combination Enhanced III	-	-	0.65% (70)(71)	-	-	-	-
Combination Enhanced II	-	-	-	-	0.45%	-	-
Combination Enhanced	-	0.40%(10)	0.65%(72)	-	0.30%	-	-
Beneficiary Protector II Option	-	0.35%(11)	0.35%(48)	-	0.35%	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount	-	-	-	-	-	-	-
Capital Preservation and Income Options:	-	-	-	-	-	-	-
Capital Preservation Plus Lifetime Income Option	1.00%(17)	1.00%(17)	-	-	1.00%(17)	-	-
Capital Preservation Plus Option	0.50%(19)	0.50%(19)	-	-	0.50%	-	-
Nationwide Lifetime Income Rider	-	-	-	-	-	-	-
5% Nationwide Lifetime Income Rider (New York)	1.00%(18)	1.00% (18)(19)	-	-	1.00%(18)	-	-
7% Nationwide Lifetime Income Rider (New York)	-	1.00%	-	1.50% (49)(51) (53)	-	-	-
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%(1)	1.00%	1.50% (49)(51) (53)	-	1.00%(1)	-	-
10% Nationwide Lifetime Income Rider	1.20%(20)	1.20%	-	-	1.20%(20)	-	-
Nationwide Lifetime Income Capture Charge	-	-	1.50%(62)	1.50%(62)	-	-	-
Nationwide Lifetime Income Track Charge	-	-	1.50%(61)	1.50%(61)	-	-	1.50%(61)
Joint Option for the Nationwide Lifetime Income Rider Option	-	-	-	-	-	-	-
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%	0.15%(19)	-	-	0.15%	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	0.30%(32)	-	0.40% (50)(51) (53)(60)	-	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%	0.30%(32)	0.40% (50)(51) (53)(60)	-	0.15%	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(21)	0.30%(33)	-	-	0.30%(21)	-	-
Guaranteed Lifetime Withdrawal Fee	-	-	-	-	-	0.60%	-
Joint Option for the Nationwide Lifetime Income Capture Charge	-	-	0.40%(63)	0.40%(63)	-	-	-
Joint Option for the Nationwide Lifetime Income Track Charge	-	-	0.40%(64)	0.40%(64)	-	-	0.40%(2)
Spousal Continuation Option Fee	-	-	-	-	-	0.10%	-
Extra Value Options (EV):	-	-	-	-	-	-	-
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force	-	-	-	-	-	-	-
3% Extra Value Credit Option	0.30%(5)	0.45%(5)	-	-	0.10%(13)	-	-
4% Extra Value Credit Option	0.40%(6)	-	-	-	0.25%(14)	-	-
5% Extra Value Credit Option (New York)	-	0.70%(12)	-	-	0.55%(16)	-	-
5% Extra Value Credit Option (Non-New York)	-	-	-	-	0.45%(15)	-	-

Maximum Variable Account Charges*	3.55%(58)	4.60%(46)	4.55%(52)	3.75%(52)	4.50%(22)	1.10%	2.50%

Nationwide Variable Account-II Options	BOA Future Venue	Destination C	Destination L	Destination L 2.0	Destination L NY 2.0	BOA Elite Venue	BOA Choice Venue II
Variable Account Charges-Recurring	1.10%	1.60%	1.75%	1.75%	1.75%	1.75%	1.50%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit	-	-	-	-	-	-	-
One-Year Enhanced II	0.15%(8)	-	-	-	-	-	-
One-Year Enhanced	0.10%(65)	-	0.20%	0.20%	0.20%	-	-
One-Month Enhanced II	0.35%(24)	0.20%(24)	-	-	-	0.20%(24)	0.20%(24)
One-Month Enhanced	0.30%(66)	0.20%(68)	0.35%	0.35%	-	0.20%(68)	0.20%
Combination Enhanced III	-	0.65% (70)(71)	-	0.65% (70)(71)	-	-	-
Combination Enhanced II	0.45%(25)	0.65%(69)	-	-	-	0.35%(25)	0.35%(25)
Combination Enhanced	0.40% (10)(67)	0.30% (10)(42)	0.65%	0.65%(72)	-	0.30% (10)(73)	0.30%(10)
Return of Premium	-	-	-	-	-	-	-
Spousal Protection Annuity Option - Allows a surviving	-	-	-	-	-	-	-
spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse	-	-	-	-	-	-	-
Spousal Protection Annuity Option II	0.20%	-	-	-	-	-	-
Spousal Protection Annuity Option	0.10%	0.20%(29)	-	-	-	0.20%(34)	0.20%(34)
Beneficiary Protector II Option	0.35%(11)	0.35%(11)	0.35%(31)	0.35%(31)	-	0.35%(11)	0.35%(11)
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount	-	-	-	-	-	-	-
Capital Preservation and Income Options:	-	-	-	-	-	-	-
Capital Preservation Plus Lifetime Income Option	1.00%(17)	-	-	-	-	1.00%(17)	1.00%(17)
Capital Preservation Plus Option	0.50%	0.50%(30)	-	-	-	0.50%	0.50%(19)
Nationwide Lifetime Income Rider ....	-	-	-	-	-	-	-
5% Nationwide Lifetime Income Rider (New York)	1.00%(18)	-	1.00% (18)(42)	-	-	1.00%(18)	1.00%(18)
7% Nationwide Lifetime Income Rider (New York)	-	-	1.00%	-	1.50%(49)(51)(53)	-	-
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%(1)	-	1.00%	1.50% (49)(51)(53)	-	1.00%(1)	1.00%(1)
10% Nationwide Lifetime Income Rider	1.20%(20)	-	1.20%	-	-	1.20%(20)	1.20%(20)
Nationwide Lifetime Income Capture Option	-	-	-	1.50%(62)	1.50%(62)	-	-
Nationwide Lifetime Income Track Option	-	-	-	1.50%(61)	1.50%(61)	-	-
Joint Option for the Nationwide Lifetime Income Rider Option	-	-	-	-	-	-	-
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%	-	0.15%(42)	-	-	0.15%	0.15%
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	-	-	0.15%(42)	-	-	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	0.30%(32)	-	0.40% (50)(51)(53)(60)	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%	-	0.30%(32)	0.40% (50)(51) (53)(60)	-	0.15%	0.15%
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(21)	-	0.30%(33)	-	-	0.30%(21)	0.30%(21)
Joint Option for the Nationwide Lifetime income Capture Option	-	-	-	0.40%(63)	0.40%(63)	-	-
Joint Option for the Nationwide Lifetime Income Track Option	-	-	-	0.40%(64)	0.40%(64)	-	-
Extra Value Options (EV):	-	-	-	-	-	-	-
Fee assessed to assets of the variable account and to	-	-	-	-	-	-	-
allocations made to the fixed account or guaranteed term	-	-	-	-	-	-	-
options in exchange for application of Extra Value Credit	-	-	-	-	-	-	-
of purchase payments made during the first 12 months	-	-	-	-	-	-	-

contract is in force	-	-	-	-	-	-	-
3% Extra Value Credit Option	0.45%(26)	-	-	-	-	-	-

Maximum Variable Account Charges*	4.05%(28)	3.30%	4.05%(28)	4.65%(52)	3.85%(52)	4.15%(23)	3.90%(27)

Nationwide Variable Account - II Options	Destination B	Destination B 2.0	Destination B NY 2.0	Destination EV	Destination EV 2.0	Destination EV NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%	1.30%	1.85%(39)	1.85%(39)	1.85%(39)
Death Benefit Options - Allows enhanced provisions in place	-	-	-	-	-	-
of the standard death benefit	-	-	-	-	-	-
One-Year Enhanced II	-	-	-	-	-	-
One-Year Enhanced	0.20%	0.20%	0.20%	0.20%	0.20%(47)	0.20%
One-Month Enhanced II	-	-	-	-	-	-
One-Month Enhanced	0.35%	0.35%	-	0.35%	0.35%(9)	-
Combination Enhanced III	-	0.65%(70)(71)	-	-	0.65%(70)(71)	-
Combination Enhanced II	-	-	-	-	-	-
Combination Enhanced	0.45%	0.65%(72)	-	0.45%	0.65%(72)	-
Return of Premium	-	-	-	-	-	-
Beneficiary Protector II Option	0.35%(35)	0.35%(35)	-	0.35%(35)	0.35%(35)	-
Upon death of the annuitant, in addition to any death benefit	-	-	-	-	-	-
payable, the contract will be credited an additional amount	-	-	-	-	-	-
Nationwide Lifetime Income Rider	-	-	-	-	-	-
5% Nationwide Lifetime Income Rider (New York)	1.00% (18)(42)	-	-	-	-	-
5% Nationwide Lifetime Income Rider (Non-New York)	1.00% (18)(42)	-	-	-	-	-
7% Nationwide Lifetime Income Rider (New York)	1.00%	-	1.50%(49) (51)(53)	1.00%	-	1.50%(49) (51)(53)
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%	1.50%(49) (51)(53)	-	-	1.50%(49) (51)(53)	-
10% Nationwide Lifetime Income Rider (New York)	1..20%	-	-	-	-	-
10% Nationwide Lifetime Income Rider (Non-New York)	1.20%	-	-	1.20%	-	-
Nationwide Lifetime Income Capture Option	-	1.50%(62)	1.50%(62)	-	1.50%(62)	1.50%(62)
Nationwide Lifetime Income Track Option	-	1.5%(61)	1.50%(61)	-	1.50%(61)	1.50%(61)
Joint Option for the Nationwide Lifetime Income Rider Option	-	-	-	-	-	-
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%(42)	-	-	-	-	-
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%(42)	-	-	-	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.30%(36)	-	0.40%(50) (51)(53)(60)	0.30%(36)	-	0.40%(50) (51)(53)(60)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(36)	0.40%(50) (51)(53)(60)	-	-	0.40%(50) (51)(53)(60)	-
10% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	-	-	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(37)	-	-	0.30%(37)	-	-
Joint Option for the Nationwide Lifetime Income Capture Option	-	0.40%(63)	0.40%(63)	-	0.40%(63)	0.40%(63)
Joint Option for the Nationwide Lifetime Income Track Option	-	0.40%(64)	0.40%(64)	-	0.40%(64)	0.40%(64)
Reduced CDSC Option (“Liquidity Option”)	-	-	-	-	-	-

Maximum Variable Account Charges*	3.60%(38)	4.20%(52)	3.40%(52)	4.15%(23)	4.75%(52)	3.95%(52)

Nationwide Variable Account - II Options	Destination Navigator	Destination Navigator 2.0	Destination Navigator-NY	Destination Navigator- NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%	1.30%	1.30%
Death Benefit Options - Allows enhanced provisions in place	-	-	-	-
of the standard death benefit	-	-	-	-
One-Year Enhanced II	-	-	-	-
One-Year Enhanced	0.20%	0.20%	0.20%	0.20%
One-Month Enhanced II	-	-	-	-
One-Month Enhanced	0.35%	0.35%	-	-
Combination Enhanced III	-	0.65%(70) (71)	-	-
Combination Enhanced II	-	-	-	-
Combination Enhanced	0.45%	0.65%(72)	-	-
Return of Premium	-	-	-	-
Beneficiary Protector II Option	0.35%(35)	0.35%(35)	-	-
Upon death of the annuitant, in addition to any death benefit	-	-	-	-
payable, the contract will be credited an additional amount	-	-	-	-
Nationwide Lifetime Income Rider	-	-	-	-
5% Nationwide Lifetime Income Rider (New York)	-	-	1.00%(40)	1.00%(51) (53)(55)
5% Nationwide Lifetime Income Rider (Non-New York)	1.00%(40)	1.00%(51) (53)(55)	-	-
7% Nationwide Lifetime Income Rider (New York)	-	-	1.00%	1.50%(51) (53)(49)
7% Nationwide Lifetime Income Rider (Non-New York)	-	1.50%(49) (51)(53)	-	-
10% Nationwide Lifetime Income Rider (New York)	-	-	1.20%	-
10% Nationwide Lifetime Income Rider (Non-New York)	1.20%	-	-	-
Nationwide Liftetime Income Capture Option	-	1.50%(62)	-	1.50%(62)
Nationwide Lifetime Income Track Option	-	1.50%(61)	-	1.50%(61)
Joint Option for the Nationwide Lifetime Income Rider Option	-	-	-	-
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	0.15%(45)	0.15%(51) (53)(57)
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%(41)	0.15%(51) (53)(56)	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	0.30%(36)	0.40%(50) (51)(53)(60)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	-	0.40%(50) (51)(53)(60)	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(33)	-	-	-
Joint Option for the Nationwide Lifetime Income Capture Option	-	0.40%(63)	-	0.40%(63)
Joint Option for the Nationwide Lifetime Income Track Option	-	0.40%(64)	-	0.40%(64)
Reduced CDSC Option (“Liquidity Option”)	0.50%(54)	0.50%(54)	0.50%(54)	0.50%(54)

Maximum Variable Account Charges*	4.10%(44)	4.70%(52)	3.30%(43)	3.90%(52)

(1)	Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 0.95% of the Current Income Benefit Base.
(2)	Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider is equal to 0.15% of the Current Income Benefit Base.
(3)	Range of L Schedule Option CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%

The charge associated with this option will be assessed for the life of the contract

(4)	The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each contract anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any contract anniversary.
(5)	Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued.
(6)	Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 7 years from the date the contract was issued.
(7)	Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.
(8)	The One-Year Enhanced Death Benefit II Option is only available for contracts with annuitants age 80 or younger at the time of application.
(9)	The One-Month Enhanced Death Benefit Option is only available for contracts with annuitants age 75 or younger at the time of application.
(10)	The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.
(11)	The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.
(12)	Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 7 years from the date the contract was issued.
(13)	Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 8 years from the date the contract was issued.
(14)	Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 8 years from the date the contract was issued.
(15)	Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 8 years from the date the contract was issued.
(16)	Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option (New York) 7 years from the date the contract was issued.
(17)	For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account, and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%. For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account. Additionally, the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.
(18)	Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.
(19)	No longer available for purchase
(20)	Currently, the charge associated with the 10% Nationwide Lifetime Income Rider is equal to 1.00% of the Current Income Benefit Base.
(21)	Currently, the charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.
(22)	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.50% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
(23)	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.15% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
(24)	The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.
(25)	The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
(26)	Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the 3% Extra Value Option.
(27)	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.90 % depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(28)	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.05% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
(29)	For contracts that elected the Spousal Protection Annuity Option before state approval of the price increase, the charge for the option is 0.10% of the Daily Net Assets of the Variable Account for the duration of the contract.
(30)	Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
(31)	In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest we credit to amounts allocated to the Fixed Account.
(32)	The 7% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 7% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 7% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.
(33)	The 10% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 10% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.
(34)	For contracts issued before state approval of the price increase, the charge for the Spousal Protection Annuity Option is 0.10% of the Daily Net Assets of the Variable Account.
(35)	In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.
(36)	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.
(37)	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.
(38)	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.60% depending onwhether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
(39)	Beginning in the 9th Contract Year, the Mortality and Expense Charge will be equal to an annualized rate of 1.30% of the Daily Net Assets of the Variable Account.
(40)	Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.75% of the Current Income Benefit Base.
(41)	The 5% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 5% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 5% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.
(42)	No longer available.
(43)	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.30% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
(44)	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.10% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
(45)	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.
(46)	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
(47)	The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.
(48)	The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application. In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.
(49)	Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base.
(50)	The 7% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 7% Nationwide Lifetime Income Rider is elected. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider.
(51)	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
(52)	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
(53)	For information about how the Current Income Benefit Base is calculated, see “Determination of the Income Benefit Base Prior to the First Withdrawal.”
(54)	Election of the Liquidity Option replaces the standard 7 year CDSC schedule with the following reduced CDSC schedule:

Range of Liquidity Option CDSC over time:

Number of Completed Years from Date of Contract Issuance	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%

Nationwide will discontinue deducting the charge associated with the Liquidity Option 4 years from the date the contract was issued.

(55)	Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base.
(56)	The 5% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 5% Nationwide Lifetime Income Rider is elected.
(57)	The 5% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 5% Nationwide Lifetime Income Rider is elected. Currently, there is no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider.
(58)	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.55% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.”
(59)	The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 70 or younger at the time of application.
(60)	For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the current price for the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base.
(61)	Currently, the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
(62)	Currently, the charge associated with Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base.
(63)	The Joint Option for the Nationwide Lifetime Income Capture option may only be elected if and when the Nationwide Lifetime Income Capture option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Capture option is equal to 0.30% of the Current Income Benefit Base.
(64)	The Joint Option for the Nationwide Lifetime Income Track option may only be elected if and when the Nationwide Lifteime Income Track option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Track option is equal to 0.15% of the Current Income Benefit Base
(65)	Available until September 1, 2004 or until state approval is received for the One-Year Enhanced Death Benefit II Option
(66)	Available until September 1, 2004 or until state approval is received for the One-Month Enhanced Death Benefit II Option
(67)	Available until September 1, 2004 or until state approval is received for the Combination Enhanced Death Benefit II Option
(68)	Only available until state approval is received for the One-Month Enhanced Death Benefit II Option
(69)	The Combination Enhanced Death Benefit II Option is only available until state approval is received for the Combination Enhanced Death Benefit III Option. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is alter), the charge associated with teh Combination Enhanced Death Benefit II Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit II Option is an annualized rate of 0.35% of the Daily Net Assets. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
(70)	The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application.
(71)	Available beginning January 12, 2015, or the date of state approval (whichever is later).
(72)	The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit III Option. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets.
(73)	Available until state approval is received for the Combination Enhanced Death Benefit II Option.

The following table provides variable account charges by asset fee rates for the period ended December 31, 2016.

	Total	HVSIT	ALMCS	ALVDAA	ALVDAB	AAEIP3	ACVIP1	AFGF

0.40%	$681,096	$177	$-	$187	$-	$146	$1,160	$-
0.60%	126,431	297	-	270	-	-	616	-
0.65%	264,986	625	-	-	-	-	-	-
0.75%	725,125	569	-	-	-	-	-	-
0.80%	195,277	-	-	-	-	-	-	-
0.85%	995,508	117	-	-	-	-	-	-

0.95%	272,930	-	1,302	-	-	-	-	-
1.05%	237,689	-	1,684	-	-	-	-	-
1.10%	10,829,282	3,961	-	-	8	-	-	-
1.15%	54,232,548	14,315	-	-	3,029	-	-	-
1.20%	312,396	-	-	-	-	-	-	-
1.25%	4,188,010	423	-	-	81	-	-	-
1.30%	205,977,571	87,279	-	-	24,157	-	-	142,377
1.35%	13,717,619	4,667	-	-	1,788	-	-	-
1.40%	13,690,283	429	-	-	179	-	-	-
1.45%	4,580,058	553	-	-	-	-	-	-
1.50%	55,879,709	31,186	-	-	43,167	-	-	-
1.55%	35,274,575	8,859	-	-	673	-	-	-
1.60%	12,470,456	12,337	-	-	20,646	-	-	-
1.65%	10,120,686	7,463	-	-	2,311	-	-	-
1.70%	1,477,514	37	-	-	-	-	-	-
1.75%	131,572,924	51,956	-	-	49,790	-	-	-
1.80%	7,920,857	3,629	-	-	14,288	-	-	-
1.85%	25,211,206	16,029	-	-	12,256	-	-	-
1.90%	2,263,635	11	-	-	-	-	-	-
1.95%	44,408,718	37,418	-	-	57,361	-	-	-
2.00%	5,934,602	1,010	-	-	1,741	-	-	-
2.05%	6,960,124	4,384	-	-	9,600	-	-	-
2.10%	6,096,929	4,313	-	-	5,234	-	-	-
2.15%	2,814,745	1,108	-	-	101	-	-	-
2.20%	11,431,245	8,143	-	-	24,960	-	-	-
2.25%	1,157,191	-	-	-	3,345	-	-	-
2.30%	5,999,194	5,328	-	-	8,495	-	-	-
2.35%	2,715,323	1,289	-	-	-	-	-	-
2.40%	6,008,622	1,995	-	-	25,229	-	-	-
2.45%	1,058,632	-	-	-	778	-	-	-
2.50%	4,349,040	928	-	-	979	-	-	-
2.55%	981,012	4,212	-	-	2,901	-	-	-
2.60%	149,246	-	-	-	263	-	-	-
2.65%	449,674	-	-	-	192	-	-	-
2.70%	241,217	-	-	-	-	-	-	-
2.75%	422,019	-	-	-	36,766	-	-	-
2.80%	80,658	-	-	-	-	-	-	-
2.85%	207,718	-	-	-	-	-	-	-
2.90%	21,411	-	-	-	-	-	-	-
2.95%	41,966	-	-	-	-	-	-	-
3.00%	56,435	-	-	-	-	-	-	-
3.05%	10,765	-	-	-	-	-	-	-
3.10%	5,425	-	-	-	-	-	-	-
3.40%	1,691	-	-	-	-	-	-	-

Totals	$694,821,973	$315,047	$2,986	$457	$350,318	$146	$1,776	$142,377

	AFHY	AVPAP2	AFGC	BRVHY3	BRVTR3	BRVED3	MLVGA3	CHSMM

0.40%	$-	$2,111	$-	$-	$340	$940	$4,884	$-
0.60%	-	-	-	-	294	-	3,293	-
0.65%	-	-	-	-	-	-	92	-
0.75%	-	-	-	-	-	-	2,013	16,009
0.80%	-	-	-	-	-	-	558	-
0.85%	-	-	-	-	-	-	3,538	17,232
0.95%	-	-	-	-	-	-	7,042	9,653
1.05%	-	-	-	-	-	-	1,801	19,277
1.10%	-	-	-	-	1,381	668	25,235	-
1.15%	-	229,732	-	1,534	17,022	12,984	100,229	-
1.20%	-	-	-	-	-	-	608	-
1.25%	-	-	-	623	613	430	28,883	-
1.30%	10,367	4,268,540	9,689	22,215	925,707	943,265	584,308	-

1.35%	-	82,348	-	1,194	6,839	3,108	108,089	2,914
1.40%	-	-	-	1,383	5,813	3,500	47,456	-
1.45%	-	-	-	1,813	4,673	2,032	33,072	-
1.50%	-	1,210,050	-	26,309	199,959	240,438	1,212,934	-
1.55%	-	-	-	5,560	8,863	4,762	185,128	-
1.60%	-	169,014	-	11,866	14,195	33,655	394,590	-
1.65%	-	108,265	-	8,452	33,948	32,742	109,189	-
1.70%	-	584	-	67	41	132	14,391	-
1.75%	-	2,980,350	-	9,358	221,859	202,604	1,006,257	-
1.80%	-	94,753	-	887	16,456	33,402	166,519	-
1.85%	-	702,799	-	11,877	76,459	82,117	105,291	-
1.90%	-	-	-	-	133	1,369	4,929	-
1.95%	-	727,052	-	24,533	106,504	151,457	969,740	-
2.00%	-	39,204	-	-	3,132	3,312	43,025	-
2.05%	-	145,000	-	688	13,010	16,899	73,022	-
2.10%	-	77,642	-	1,458	14,142	7,205	97,299	-
2.15%	-	1,252	-	702	671	1,775	53,162	-
2.20%	-	378,171	-	1,803	5,852	8,109	250,460	-
2.25%	-	26,593	-	31	82	1,646	22,587	-
2.30%	-	90,546	-	4,419	5,828	7,098	108,269	-
2.35%	-	-	-	-	165	145	2,192	-
2.40%	-	190,347	-	5,185	13,103	23,557	220,523	-
2.45%	-	5,880	-	685	805	609	18,082	-
2.50%	-	78,907	-	385	41,113	45,299	14,522	-
2.55%	-	611	-	-	755	85	20,182	-
2.60%	-	-	-	-	-	-	2,264	-
2.65%	-	-	-	-	-	46	2,030	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	7,401	-	-	-	-	15,141	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	200	-	-	277	358	882	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$10,367	$11,617,352	$9,689	$143,027	$1,740,034	$1,865,748	$6,063,711	$65,085

	DWVVLS	DWVSVS	DSIF	DSIFS	DSRG	ETVFR	FRESS2	FTVIS2

0.40%	$1,689	$838	$-	$391	$-	$2,214	$1,182	$417
0.60%	1,179	1,071	-	-	-	307	2,529	1,274
0.65%	-	-	-	1,318	-	-	-	158
0.75%	-	-	-	10,624	-	-	-	4,823
0.80%	-	-	12,488	-	2,552	-	-	821
0.85%	-	-	-	24,081	-	-	-	4,382
0.95%	-	-	-	20,372	-	-	-	1,877
1.05%	-	-	-	17,998	-	-	-	2,185
1.10%	-	115	-	41,578	-	-	-	17,245
1.15%	-	18,640	-	275,189	-	16,660	-	210,262
1.20%	-	-	-	9,645	-	-	-	103
1.25%	-	996	-	26,648	-	659	-	30,508
1.30%	-	99,341	1,931,775	228,778	390,706	61,373	-	501,356
1.35%	-	12,094	-	72,574	-	29,806	-	129,722
1.40%	-	3,834	888,786	15,430	103,462	959	-	104,495
1.45%	-	1,525	-	66,468	-	3,331	-	29,186
1.50%	-	67,489	-	194,047	-	88,257	-	510,162
1.55%	-	9,547	-	223,289	-	10,149	-	167,420
1.60%	-	35,066	-	63,309	-	44,025	-	314,611
1.65%	-	11,994	-	40,693	-	26,942	-	82,099

1.70%	-	205	-	9,158	-	147	-	14,909
1.75%	-	80,175	-	383,448	-	45,824	-	510,476
1.80%	-	7,877	-	30,485	-	18,910	-	126,616
1.85%	-	26,089	-	76,192	-	13,688	-	83,971
1.90%	-	2,349	-	8,990	-	412	-	1,214
1.95%	-	95,422	-	65,993	-	86,723	-	474,433
2.00%	-	3,740	-	16,087	-	3,160	-	24,987
2.05%	-	20,290	-	15,057	-	18,711	-	27,532
2.10%	-	7,119	-	21,058	-	6,503	-	48,713
2.15%	-	2,979	-	2,780	-	31	-	18,620
2.20%	-	33,294	-	40,328	-	5,232	-	72,354
2.25%	-	1,357	-	4,174	-	2,356	-	28,758
2.30%	-	13,111	-	22,484	-	2,293	-	47,449
2.35%	-	984	-	2,220	-	2,133	-	-
2.40%	-	30,412	-	1,489	-	31,769	-	138,530
2.45%	-	1,784	-	2,146	-	3,379	-	19,773
2.50%	-	6,940	-	-	-	1,466	-	6,389
2.55%	-	3,038	-	5,086	-	-	-	42,630
2.60%	-	-	-	-	-	-	-	600
2.65%	-	126	-	109	-	2,325	-	2,275
2.70%	-	-	-	-	-	-	-	-
2.75%	-	216	-	-	-	335	-	53,319
2.80%	-	-	-	-	-	403	-	1,224
2.85%	-	1,047	-	-	-	-	-	396
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$2,868	$601,104	$2,833,049	$2,039,716	$496,720	$530,482	$3,711	$3,858,274

	FTVRD2	FTVSV2	FTVMD2	FTVDM2	TIF2	FTVGI2	FTVFA2	FTVSI2

0.40%	$-	$300	$2,124	$-	$-	$967	$2,663	$1,294
0.60%	-	-	1,073	-	-	1,867	294	820
0.65%	-	683	-	-	-	133	64	-
0.75%	-	1,919	-	100	576	1,911	447	-
0.80%	-	938	-	344	285	984	21	-
0.85%	-	6,015	-	101	-	2,229	-	-
0.95%	2,268	3,561	-	52	1,687	1,540	115	-
1.05%	2,864	1,186	-	508	661	2,345	432	-
1.10%	963	23,950	-	2,815	19,119	6,349	2,758	-
1.15%	113,667	215,519	-	21,381	117,188	107,486	24,517	-
1.20%	1,096	12,190	-	25	625	404	-	-
1.25%	30,599	22,306	-	1,856	13,900	11,115	4,564	-
1.30%	2,403	161,864	-	15,444	21,762	290,585	163,919	-
1.35%	26,064	61,301	-	5,744	24,076	47,239	23,819	-
1.40%	14,037	35,209	-	9,278	10,807	50,995	4,732	-
1.45%	21,023	30,225	-	2,356	20,498	27,624	3,126	-
1.50%	25,616	63,353	-	6,585	26,763	235,518	256,650	-
1.55%	143,828	233,256	-	34,036	95,216	88,893	31,446	-
1.60%	12,955	38,712	-	1,882	12,722	188,799	137,900	-
1.65%	3,750	33,056	-	1,326	9,303	32,062	29,390	-
1.70%	10,195	7,721	-	688	8,214	5,379	1,305	-
1.75%	51,516	298,294	-	22,941	126,981	246,643	232,038	-
1.80%	47,540	16,439	-	4,522	13,231	80,138	47,093	-
1.85%	9,814	26,581	-	728	7,017	49,289	29,611	-
1.90%	13,575	4,406	-	1,464	2,771	182	-	-
1.95%	14,885	47,455	-	5,618	17,656	215,997	223,512	-
2.00%	197	15,345	-	26	13,606	9,906	22,773	-

2.05%	6,937	7,092	-	453	1,928	18,777	36,741	-
2.10%	5,881	17,228	-	920	9,082	11,065	15,638	-
2.15%	1,197	13,731	-	1,934	4,238	14,523	3,922	-
2.20%	6,621	20,419	-	188	6,815	50,956	61,025	-
2.25%	524	935	-	89	1,541	5,791	6,003	-
2.30%	700	9,226	-	1,267	3,176	15,964	37,848	-
2.35%	-	11,480	-	146	6,948	378	2,467	-
2.40%	79	68	-	20	52	28,503	42,079	-
2.45%	312	2,314	-	-	289	3,092	5,693	-
2.50%	214	1,815	-	131	1,027	5,352	11,039	-
2.55%	-	5,157	-	-	520	4,126	5,020	-
2.60%	-	41	-	-	12	718	-	-
2.65%	573	345	-	213	118	978	2,861	-
2.70%	-	615	-	-	-	-	-	-
2.75%	-	-	-	-	175	51	-	-
2.80%	-	426	-	-	-	-	179	-
2.85%	-	-	-	-	-	276	-	-
2.90%	-	91	-	-	-	-	-	-
2.95%	-	168	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$571,893	$1,452,935	$3,197	$145,181	$600,585	$1,867,129	$1,473,704	$2,114

	FTVHI2	IVMCC2	IVKMG2	IVBRA1	JPMMV1	JABS	JAMGS	JAFBS

0.40%	$212	$104	$-	$475	$-	$-	$541	$161
0.60%	668	-	-	491	-	-	461	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	78	1,315	-	-	-	-	-
0.80%	-	-	481	-	589	-	-	-
0.85%	-	75	4,149	-	-	-	-	-
0.95%	-	-	899	-	-	14,176	-	-
1.05%	-	-	-	-	-	30,353	-	-
1.10%	-	145	3,457	-	-	170	-	1,581
1.15%	-	3,741	28,790	-	-	14,895	-	20,396
1.20%	-	-	560	-	-	17	-	-
1.25%	-	62	7,051	-	-	7,143	-	1,410
1.30%	-	47,456	41,658	-	140,304	133	-	195,618
1.35%	-	2,570	11,167	-	-	-	-	7,129
1.40%	-	308	2,499	-	43,596	1,531	-	5,548
1.45%	-	159	3,462	-	-	4,282	-	5,790
1.50%	-	35,016	13,237	-	-	10,163	-	46,464
1.55%	-	661	26,453	-	-	13,593	-	11,878
1.60%	-	8,548	3,151	-	-	3,495	-	37,713
1.65%	-	4,733	2,214	-	-	-	-	7,196
1.70%	-	182	773	-	-	4,660	-	64
1.75%	-	41,454	44,988	-	-	13,258	-	119,753
1.80%	-	3,223	3,143	-	-	1,858	-	22,816
1.85%	-	6,470	6,125	-	-	723	-	21,455
1.90%	-	-	1,957	-	-	-	-	3,170
1.95%	-	41,343	15,888	-	-	36	-	71,280
2.00%	-	429	2,643	-	-	-	-	2,030
2.05%	-	3,315	968	-	-	1,625	-	4,500
2.10%	-	8,287	17,060	-	-	762	-	8,822
2.15%	-	2,720	1,971	-	-	2,794	-	1,541
2.20%	-	4,805	3,529	-	-	1,289	-	3,596
2.25%	-	782	373	-	-	-	-	166
2.30%	-	13,546	2,146	-	-	-	-	3,826
2.35%	-	403	2,198	-	-	-	-	4,787

2.40%	-	5,833	-	-	-	-	-	5,168
2.45%	-	444	17	-	-	-	-	778
2.50%	-	1,463	354	-	-	-	-	5,946
2.55%	-	4,847	1,339	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	62	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	213	140	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	435
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$880	$243,477	$256,155	$966	$184,489	$126,956	$1,002	$621,017

	JACAS	JAGTS	JAIGS	LZREMS	LOVTRC	M2IGSS	MNDSC	MVUSC

0.40%	$1,459	$1,772	$-	$1,615	$39	$-	$710	$189
0.60%	517	1,836	-	607	-	-	-	541
0.65%	912	-	-	-	-	-	25	-
0.75%	4,108	441	479	-	-	-	333	-
0.80%	4,910	803	1,482	-	-	-	-	-
0.85%	8,168	2,980	1,751	-	-	-	30	-
0.95%	8,884	841	5,389	-	-	592	-	-
1.05%	10,820	474	3,502	-	-	-	-	-
1.10%	22,304	2,161	2,687	821	-	51	67	-
1.15%	204,390	29,513	66,148	9,225	1,219	15,275	8,986	-
1.20%	275	-	-	-	-	87	-	-
1.25%	17,443	1,840	9,033	540	126	7,849	610	-
1.30%	420,451	203,105	175,517	58,592	16,533	511	74,965	-
1.35%	68,700	18,217	19,136	3,370	882	2,708	6,443	-
1.40%	58,504	22,983	31,525	759	340	1,234	2,754	-
1.45%	16,294	7,150	7,294	2,343	277	1,987	781	-
1.50%	144,697	136,278	53,024	66,624	7,195	7,697	61,307	-
1.55%	160,827	31,747	62,986	9,527	4,629	15,692	4,977	-
1.60%	57,197	60,806	26,274	17,785	1,964	2,724	21,090	-
1.65%	37,769	17,976	8,848	7,105	3,194	77	5,543	-
1.70%	13,563	200	5,285	121	-	621	125	-
1.75%	379,666	79,159	63,137	32,474	9,042	14,743	64,200	-
1.80%	24,208	34,316	11,868	10,519	1,667	4,317	9,914	-
1.85%	53,708	35,828	4,327	66,243	1,260	4,144	12,730	-
1.90%	7,078	2,129	1,777	236	-	2,408	709	-
1.95%	88,290	124,794	34,875	91,335	5,966	1,383	51,819	-
2.00%	24,998	3,138	12,118	2,818	-	-	2,195	-
2.05%	13,153	21,790	3,305	25,988	535	4,652	9,830	-
2.10%	41,061	18,478	6,151	2,219	853	1,181	13,721	-
2.15%	7,374	2,854	2,892	2,986	-	420	4,708	-
2.20%	46,670	21,847	10,597	3,781	378	1,186	10,197	-
2.25%	3,528	2,034	1,315	2,075	-	-	57	-
2.30%	13,664	12,494	3,265	11,464	23	247	8,529	-
2.35%	3,218	-	588	606	-	-	825	-
2.40%	1,613	18,756	5,634	33,657	223	-	14,951	-
2.45%	4,007	1,573	1,019	2,633	-	-	569	-
2.50%	2,637	2,403	742	973	146	-	2,839	-
2.55%	3,632	7,128	2,440	68	-	-	7,057	-
2.60%	-	150	98	-	-	-	-	-
2.65%	2,000	1,737	696	551	-	-	1,358	-
2.70%	-	-	-	-	-	-	-	-

2.75%	130	3,462	87	2,235	-	-	4,874	-
2.80%	-	-	-	72	-	-	457	-
2.85%	-	2,940	-	10,040	380	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,982,827	$938,133	$647,291	$482,007	$56,871	$91,786	$410,285	$730

	MVFSC	MVIVSC	MSGI2	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2

0.40%	$5,463	$6,157	$127	$-	$-	$-	$613	$155
0.60%	104	2,927	552	-	-	-	88	280
0.65%	1,923	1,322	-	-	-	-	-	-
0.75%	9,450	8,319	-	-	-	-	-	-
0.80%	951	-	-	4	-	19	-	-
0.85%	18,857	8,576	-	-	-	-	-	-
0.95%	3,569	3,670	-	-	4,496	-	-	-
1.05%	1,231	2,472	-	-	973	-	-	-
1.10%	73,407	6,966	-	-	4,381	-	158	-
1.15%	577,373	183,804	1,238	-	25,117	-	1,109	-
1.20%	5,177	-	-	-	68	-	-	-
1.25%	48,464	9,790	90	-	2,409	-	1,453	-
1.30%	790,262	749,160	11,339	23,937	-	16,828	-	-
1.35%	181,184	68,652	1,224	-	5,890	-	-	-
1.40%	93,271	32,559	1,514	5,561	2,936	8,306	438	-
1.45%	61,058	21,205	37	-	10,776	-	569	-
1.50%	455,781	403,779	11,492	-	7,502	-	198	-
1.55%	551,830	109,264	1,664	-	29,050	-	1,399	-
1.60%	163,890	162,519	5,417	-	3,248	-	-	-
1.65%	127,935	67,317	4,096	-	1,278	-	-	-
1.70%	19,611	1,721	31	-	5,273	-	407	-
1.75%	1,275,539	587,496	6,087	-	40,276	-	289	1,079
1.80%	99,586	62,463	3,037	-	2,678	-	-	-
1.85%	202,186	157,841	2,191	-	2,012	-	29	-
1.90%	36,506	16,608	-	-	966	-	-	-
1.95%	392,743	306,021	11,666	-	6,093	-	-	1,017
2.00%	59,867	33,402	1,487	-	1,329	-	-	-
2.05%	64,722	68,708	2,106	-	1,510	-	75	-
2.10%	88,184	38,676	570	-	1,870	-	-	-
2.15%	43,960	12,882	2	-	521	-	-	-
2.20%	107,196	99,580	101	-	1,676	-	-	3,956
2.25%	7,079	6,282	517	-	437	-	-	-
2.30%	54,735	52,399	2,019	-	1,603	-	-	-
2.35%	30,648	5,842	-	-	316	-	-	-
2.40%	82,582	77,896	1,583	-	-	-	-	765
2.45%	10,237	5,609	174	-	141	-	-	-
2.50%	13,260	15,065	-	-	54	-	-	-
2.55%	13,086	11,209	-	-	62	-	-	243
2.60%	8,208	1,046	-	-	-	-	-	-
2.65%	4,016	1,923	-	-	-	-	-	-
2.70%	1,060	-	-	-	-	-	-	-
2.75%	72	9,792	-	-	-	-	-	-
2.80%	334	396	-	-	-	-	-	-
2.85%	-	3,416	432	-	-	-	-	-
2.90%	204	-	-	-	-	-	-	-
2.95%	446	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-

3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$5,787,247	$3,424,731	$70,793	$29,502	$164,941	$25,153	$6,825	$7,495

	MSVRE	MSVREB	NAMGI2	NAMAA2	NVAMV1	NVAMV2	GVAAA2	GVABD2

0.40%	$-	$-	$12	$747	$-	$1,875	$35,005	$2,819
0.60%	-	-	-	2,514	-	819	6,911	830
0.65%	-	-	-	-	-	929	27,125	5,391
0.75%	-	-	-	-	-	2,892	30,498	8,879
0.80%	-	-	-	-	1,929	-	1,308	518
0.85%	-	-	-	-	-	3,488	50,976	6,909
0.95%	-	-	-	-	-	4,173	1,070	5,323
1.05%	-	-	-	-	-	4,517	2,545	1,059
1.10%	-	-	-	296	-	39,779	1,906,710	421,292
1.15%	-	22	12,754	91,903	-	327,297	7,619,225	2,422,276
1.20%	-	-	-	-	-	700	11,556	6,452
1.25%	-	-	432	59	-	40,904	575,337	110,954
1.30%	79	-	663,660	5,738,882	442,218	320,963	23,529,977	11,988,244
1.35%	-	-	1,063	10,579	-	116,384	1,801,464	500,589
1.40%	324	-	-	-	151,068	15,779	311,415	53,230
1.45%	-	-	1,531	-	-	50,292	520,866	164,119
1.50%	-	25	160,904	1,009,718	-	197,795	6,554,107	2,250,512
1.55%	-	-	2,004	1,610	-	254,484	4,323,983	1,313,359
1.60%	-	-	4,776	46,326	-	58,654	896,316	112,039
1.65%	-	-	20,246	129,040	-	48,490	1,426,479	439,593
1.70%	-	-	489	-	-	12,968	214,990	39,095
1.75%	-	-	180,169	1,973,178	-	427,481	18,383,416	5,881,563
1.80%	-	-	15,033	57,179	-	29,940	803,442	270,317
1.85%	-	-	66,107	451,565	-	73,547	3,293,293	1,787,071
1.90%	-	-	-	12,345	-	8,895	203,784	86,278
1.95%	-	-	116,242	1,457,859	-	160,372	5,177,476	1,436,323
2.00%	-	-	6,753	30,192	-	19,077	884,398	263,741
2.05%	-	-	49,606	123,275	-	31,189	754,739	450,363
2.10%	-	-	11,343	35,500	-	24,790	780,536	232,642
2.15%	-	-	-	1,429	-	7,023	224,247	114,964
2.20%	-	-	3,121	51,572	-	36,718	1,490,730	388,672
2.25%	-	-	532	3,032	-	1,780	101,666	44,776
2.30%	-	-	7,490	20,149	-	29,954	637,760	244,349
2.35%	-	-	3,010	262	-	4,583	305,919	233,208
2.40%	-	-	30,702	229,245	-	18,996	692,816	224,285
2.45%	-	-	249	21,921	-	2,973	130,072	37,371
2.50%	-	-	3,648	125,013	-	2,601	496,486	301,693
2.55%	-	-	-	3,068	-	3,702	141,689	23,515
2.60%	-	-	-	-	-	-	14,484	12,864
2.65%	-	-	683	-	-	513	65,731	52,871
2.70%	-	-	-	-	-	-	18,541	14,045
2.75%	-	-	693	575	-	3,730	38,417	3,889
2.80%	-	-	448	221	-	-	32,366	6,200
2.85%	-	-	-	6,925	-	734	18,724	17,477
2.90%	-	-	-	-	-	-	4,702	3,352
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	1,901	1,870
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	790	780
3.40%	-	-	-	-	-	-	-	-

Totals	$403	$47	$1,363,700	$11,636,179	$595,215	$2,391,780	$84,545,988	$31,987,961

	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GEM2	GIG	NVIE6

0.40%	$5,270	$4,018	$5,882	$172	$290	$-	$629	$127
0.60%	4,312	2,340	4,445	21	142	-	318	-

0.65%	646	312	6,414	-	-	-	-	55
0.75%	2,843	1,279	10,509	424	-	776	-	961
0.80%	1,811	2,208	435	216	777	-	844	-
0.85%	4,803	9,989	9,158	994	-	1,453	-	1,201
0.95%	1,826	2,327	2,339	5,251	-	617	-	450
1.05%	2,806	2,421	790	1,280	-	620	-	173
1.10%	33,081	64,190	416,275	3,583	-	1,734	-	8,416
1.15%	245,027	381,051	2,535,834	99,467	-	66,441	-	50,148
1.20%	1,022	1,624	5,948	773	-	436	-	-
1.25%	27,468	34,531	110,379	14,852	-	7,756	-	2,055
1.30%	809,854	1,088,825	12,282,855	154,358	88,417	55,308	140,651	77,920
1.35%	123,581	199,769	584,845	31,303	-	20,943	-	16,914
1.40%	31,901	56,053	55,734	33,109	20,346	2,999	82,648	4,432
1.45%	25,472	52,674	169,258	31,272	-	11,712	-	19,401
1.50%	444,415	847,112	2,913,457	98,502	-	104,859	-	74,736
1.55%	193,177	329,395	1,389,268	105,862	-	49,422	-	36,059
1.60%	215,130	352,104	424,798	83,273	-	52,064	-	21,985
1.65%	64,401	128,804	529,568	29,191	-	21,100	-	12,679
1.70%	7,440	12,384	46,780	6,606	-	2,677	-	218
1.75%	660,819	1,060,555	6,482,559	111,486	-	104,269	-	109,851
1.80%	82,225	131,292	348,173	50,216	-	12,982	-	9,047
1.85%	105,053	173,536	1,917,160	61,787	-	35,319	-	16,205
1.90%	10,996	5,717	91,526	2,097	-	1,032	-	1,394
1.95%	460,522	858,417	2,062,536	59,571	-	82,237	-	69,987
2.00%	30,375	60,748	306,579	10,889	-	4,762	-	8,064
2.05%	38,362	101,453	475,572	39,448	-	23,522	-	7,506
2.10%	48,296	61,439	250,790	10,810	-	17,766	-	6,402
2.15%	11,322	25,378	121,179	3,591	-	4,137	-	1,625
2.20%	76,907	143,310	509,358	41,704	-	42,710	-	13,564
2.25%	5,656	10,514	53,505	3,067	-	2,077	-	1,274
2.30%	43,041	65,858	307,212	18,612	-	10,172	-	12,831
2.35%	5,452	7,149	247,967	2,637	-	3,742	-	1,195
2.40%	46,369	120,549	307,341	14,125	-	9,221	-	12,089
2.45%	6,946	21,732	56,836	1,059	-	1,465	-	1,979
2.50%	20,115	34,511	347,899	769	-	2,330	-	556
2.55%	15,497	13,308	30,596	2,068	-	9,414	-	876
2.60%	-	525	13,689	-	-	2,289	-	-
2.65%	1,173	11,996	56,997	542	-	5,147	-	3,133
2.70%	136	173	14,340	-	-	-	-	-
2.75%	10,336	2,314	5,989	-	-	608	-	1,272
2.80%	2,278	1,950	7,972	-	-	116	-	71
2.85%	2,076	376	20,229	-	-	-	-	-
2.90%	-	-	3,531	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	1,969	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	817	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$3,930,238	$6,486,210	$35,547,292	$1,134,987	$109,972	$776,234	$225,090	$606,851

	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2

0.40%	$-	$270	$-	$619	$10	$1,531	$13,146	$299
0.60%	-	-	-	1,095	-	-	2,065	-
0.65%	-	37	-	1,519	-	7,861	35,247	3,966
0.75%	-	569	-	5,427	1,177	21,258	33,598	12,783
0.80%	3,263	-	176	-	268	37	17	-
0.85%	-	784	-	8,437	878	54,152	87,192	11,514
0.95%	-	118	-	-	-	-	-	-
1.05%	-	-	-	393	-	-	-	-
1.10%	-	6,948	-	33,679	1,730	1,002,640	1,109,639	299,853

1.15%	-	31,029	-	276,476	60,945	1,969,385	4,199,981	842,611
1.20%	-	191	-	3,777	-	10,221	18,769	8,720
1.25%	-	9,200	-	14,727	4,135	196,965	304,651	93,860
1.30%	595,680	70,274	23,945	134,136	83,562	11,771,102	9,297,754	3,006,790
1.35%	-	9,324	-	53,185	9,735	429,459	1,090,599	173,165
1.40%	314,701	738	3,796	30,408	3,577	35,848	17,083	35,959
1.45%	-	1,155	-	25,024	2,155	131,190	278,503	68,068
1.50%	-	23,471	-	71,716	131,047	2,655,734	2,847,703	777,049
1.55%	-	35,446	-	319,260	60,873	1,036,428	1,962,518	619,443
1.60%	-	12,785	-	28,937	35,167	217,290	138,497	140,416
1.65%	-	4,290	-	31,824	22,515	386,315	507,215	176,516
1.70%	-	103	-	4,207	769	32,436	62,355	13,095
1.75%	-	76,120	-	453,526	222,360	6,446,457	10,683,445	2,524,794
1.80%	-	10,324	-	19,953	56,584	230,452	234,588	135,063
1.85%	-	8,032	-	22,518	5,410	1,264,622	1,036,832	585,686
1.90%	-	82	-	4,476	3,835	69,718	123,487	37,290
1.95%	-	25,991	-	88,301	175,959	1,578,990	2,501,676	581,594
2.00%	-	4,991	-	13,789	15,142	266,059	425,576	220,659
2.05%	-	4,151	-	7,103	19,971	319,809	308,641	92,848
2.10%	-	3,377	-	35,544	5,013	215,978	432,567	88,366
2.15%	-	3,702	-	20,457	6,621	113,836	69,270	35,998
2.20%	-	14,483	-	17,688	52,387	411,780	664,742	213,439
2.25%	-	266	-	1,953	4,319	32,994	4,736	10,147
2.30%	-	7,764	-	9,478	30,170	212,698	472,489	139,397
2.35%	-	2,523	-	20,703	1,389	164,846	16,297	57,992
2.40%	-	-	-	7,083	17,314	123,121	135,117	30,606
2.45%	-	1,444	-	673	4,208	18,643	94,795	34,395
2.50%	-	292	-	2,536	27,360	284,092	90,525	86,561
2.55%	-	1,851	-	5,103	-	17,153	33,395	13,606
2.60%	-	-	-	67	-	1,354	-	-
2.65%	-	66	-	387	1,410	14,978	9,294	6,405
2.70%	-	-	-	998	31,773	36,063	-	990
2.75%	-	-	-	-	-	1,030	3,917	-
2.80%	-	-	-	-	-	93	-	-
2.85%	-	-	-	-	-	3,922	-	3,872
2.90%	-	-	-	180	-	-	-	-
2.95%	-	-	-	443	-	-	4,034	-
3.00%	-	-	-	-	-	-	1,442	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	822	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$913,644	$372,191	$27,917	$1,777,805	$1,099,768	$31,789,362	$39,353,397	$11,183,815

	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2

0.40%	$10,076	$779	$2,676	$-	$203	$2,767	$-	$1
0.60%	266	46	-	-	-	268	-	-
0.65%	15,866	-	3,066	-	1,379	814	-	1,235
0.75%	58,252	18,221	13,768	-	6,919	1,646	-	3,154
0.80%	751	79	-	71	-	202	25,184	-
0.85%	59,441	5,158	26,427	-	8,877	957	-	6,805
0.95%	-	-	-	-	897	-	-	2,383
1.05%	-	-	-	-	1,504	184	-	2,749
1.10%	1,388,172	110,909	323,542	-	37,443	10,820	-	31,178
1.15%	3,536,949	872,363	1,052,414	-	167,676	71,283	-	280,981
1.20%	44,659	-	1,946	-	2,819	-	-	3,966
1.25%	262,703	40,293	86,816	-	15,527	8,074	-	16,451
1.30%	10,118,689	239,154	3,589,110	33,682	152,612	256,909	1,148,914	96,813
1.35%	986,260	224,949	267,870	-	38,552	19,027	-	61,118
1.40%	81,784	35,415	57,681	13,313	20,423	9,895	370,992	31,173
1.45%	244,590	52,732	76,421	-	24,767	4,765	-	32,898

1.50%	3,100,217	358,172	915,796	-	95,229	108,654	-	63,616
1.55%	1,940,542	768,738	744,950	-	183,947	58,698	-	339,546
1.60%	501,725	108,178	128,456	-	43,691	29,779	-	15,057
1.65%	594,714	115,787	168,198	-	34,007	17,952	-	29,767
1.70%	76,161	24,293	27,879	-	2,474	2,005	-	5,702
1.75%	9,628,588	1,160,409	2,532,640	-	334,696	212,364	-	432,745
1.80%	348,409	42,073	129,097	-	21,243	10,687	-	15,111
1.85%	1,172,591	94,350	564,997	-	31,807	45,727	-	22,895
1.90%	156,903	80,908	43,811	-	1,279	2,883	-	6,126
1.95%	2,181,192	424,909	659,536	-	108,864	74,499	-	59,197
2.00%	472,750	103,161	113,111	-	7,860	7,022	-	10,175
2.05%	301,013	35,662	80,720	-	14,422	14,029	-	6,572
2.10%	377,344	47,656	94,540	-	27,384	6,150	-	18,653
2.15%	186,053	57,107	32,056	-	9,162	1,484	-	19,571
2.20%	863,016	150,989	167,376	-	21,411	16,042	-	11,125
2.25%	56,700	12,807	42,409	-	3,563	63	-	2,590
2.30%	309,848	129,758	107,697	-	7,841	14,438	-	10,296
2.35%	223,525	26,913	40,148	-	17,415	913	-	22,591
2.40%	82,024	94,287	35,132	-	1,523	3,810	-	6,974
2.45%	45,614	10,092	24,768	-	911	2,151	-	613
2.50%	127,224	70,252	56,288	-	6,214	5,919	-	2,619
2.55%	46,065	1,863	5,090	-	1,310	829	-	2,079
2.60%	11,931	429	-	-	-	138	-	81
2.65%	21,360	2,280	5,213	-	1,750	444	-	430
2.70%	11,258	1,270	286	-	362	-	-	989
2.75%	2,505	792	2,842	-	-	-	-	-
2.80%	660	2,196	-	-	96	-	-	-
2.85%	14,420	-	6,970	-	121	140	-	-
2.90%	-	-	-	-	179	-	-	179
2.95%	1,734	-	1,509	-	86	-	-	456
3.00%	-	-	-	-	-	-	-	-
3.05%	5,090	3,058	-	-	-	-	-	-
3.10%	2,216	-	-	-	-	-	-	-
3.40%	1,691	-	-	-	-	-	-	-

Totals	$39,673,541	$5,528,487	$12,233,252	$47,066	$1,458,445	$1,024,431	$1,545,090	$1,676,660

	GBF	GVIX2	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM

0.40%	$81	$735	$71	$1,575	$4,315	$14,719	$-	$9,584
0.60%	224	1,394	-	85	232	1,699	543	706
0.65%	2,122	-	439	-	3,792	47,042	5,677	35,088
0.75%	8,226	-	530	3,202	31,826	90,441	11,495	54,742
0.80%	2,758	-	104	4,608	58	327	1,713	4,217
0.85%	10,919	-	5,137	143	43,149	115,916	15,240	58,605
0.95%	9,050	-	911	942	-	130	-	8,878
1.05%	9,969	-	866	2,201	-	1,402	587	4,668
1.10%	45,295	-	35,794	9,114	252,907	381,509	217,859	789,421
1.15%	459,677	-	48,640	277,277	1,044,920	1,929,462	872,771	4,670,011
1.20%	4,046	-	97	7,124	5,454	1,590	15,014	18,729
1.25%	34,398	-	2,049	55,352	66,361	84,597	48,827	337,789
1.30%	724,979	-	149,790	120,200	9,363,187	6,215,744	3,086,343	7,442,927
1.35%	93,456	-	14,365	88,742	212,506	450,398	130,378	798,709
1.40%	272,610	-	8,813	71,491	45,177	13,173	85,959	543,252
1.45%	51,288	-	8,044	25,804	34,418	203,869	86,893	286,772
1.50%	127,714	-	121,159	260,230	1,838,820	1,465,440	713,674	2,357,978
1.55%	450,320	-	22,794	167,321	351,145	814,784	589,702	2,889,180
1.60%	74,177	-	22,097	115,230	195,584	159,313	267,642	489,328
1.65%	60,293	-	7,468	67,992	160,085	322,468	122,102	529,828
1.70%	12,614	-	554	27,191	19,388	28,725	24,572	118,357
1.75%	623,439	-	119,711	509,459	3,585,301	5,495,491	2,198,535	7,729,142
1.80%	42,102	-	13,016	42,863	128,417	106,241	162,336	363,829

1.85%	73,497	-	16,193	37,059	784,804	657,526	494,292	923,225
1.90%	6,970	-	542	68,264	71,295	87,044	15,140	258,044
1.95%	147,421	-	122,784	314,584	1,017,838	1,245,629	353,876	1,618,335
2.00%	18,331	-	4,063	21,906	94,667	155,936	168,940	408,466
2.05%	18,624	-	7,601	43,222	182,758	130,544	155,270	222,309
2.10%	24,596	-	4,377	41,820	128,258	228,168	55,056	296,229
2.15%	25,131	-	771	112,653	79,841	54,995	52,111	364,047
2.20%	26,570	-	21,363	35,292	313,659	342,778	193,996	470,748
2.25%	4,430	-	3,597	30,633	56,679	4,566	13,533	77,345
2.30%	28,939	-	4,198	72,991	102,001	189,432	126,176	262,566
2.35%	27,739	-	436	95,244	127,846	18,418	49,137	455,097
2.40%	5,608	-	24,274	13,770	64,287	86,239	34,912	190,351
2.45%	4,177	-	1,569	1,282	29,031	33,092	20,223	34,065
2.50%	7,059	-	5,311	67,449	249,102	81,229	67,009	207,306
2.55%	2,210	-	2,465	14,184	12,675	21,238	12,398	61,741
2.60%	617	-	85	6,988	-	-	-	6,691
2.65%	3,035	-	415	2,153	2,856	1,287	8,242	39,564
2.70%	1,337	-	-	28,780	7,127	-	1,260	47,401
2.75%	206	-	-	1,534	374	-	1,422	5,849
2.80%	-	-	-	-	1,933	-	384	782
2.85%	-	-	-	-	6,008	-	-	-
2.90%	179	-	-	-	-	-	-	6,565
2.95%	425	-	-	20,894	6,515	-	-	1,767
3.00%	-	-	-	-	-	-	-	37,499
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$3,546,858	$2,129	$802,493	$2,888,848	$20,726,596	$21,282,601	$10,481,239	$35,537,732

	GVDMA	GVDMC	MCIF	SAM	NVMIG1	NVMIG6	GVDIVI	GVDIV2

0.40%	$299	$2,871	$2,166	$4,748	$-	$407	$-	$224
0.60%	-	562	910	491	-	-	-	-
0.65%	3,251	9,422	1,517	2,871	-	1,283	-	460
0.75%	10,143	32,250	3,018	24,672	-	4,084	-	2,868
0.80%	7,526	1,604	2,014	6,737	1,043	-	142	-
0.85%	10,456	25,591	9,804	15,206	-	7,389	-	4,292
0.95%	8,070	3,571	2,652	9,654	-	312	-	942
1.05%	11,143	2,123	561	4,361	-	1,029	-	860
1.10%	210,470	198,227	6,741	97,227	-	29,845	-	19,800
1.15%	2,872,886	1,323,332	164,673	858,150	-	264,775	-	107,473
1.20%	21,715	5,275	980	5,786	-	4,227	-	843
1.25%	199,262	111,440	19,816	78,239	-	15,074	-	6,851
1.30%	409,218	3,207,339	601,643	2,135,033	227,900	96,526	24,211	117,409
1.35%	581,620	280,973	63,648	218,390	-	60,574	-	21,065
1.40%	314,083	156,627	100,469	580,965	94,646	26,068	16,033	4,012
1.45%	183,015	103,962	40,084	96,422	-	21,269	-	8,542
1.50%	580,151	710,566	287,311	521,823	-	80,113	-	69,516
1.55%	2,068,859	896,328	133,190	851,906	-	321,393	-	81,619
1.60%	229,539	215,309	79,110	351,965	-	27,881	-	16,276
1.65%	201,305	182,216	31,681	123,592	-	25,181	-	15,418
1.70%	81,687	31,834	8,885	27,605	-	7,003	-	3,521
1.75%	2,185,110	2,684,248	328,973	1,297,906	-	447,375	-	176,047
1.80%	180,743	107,038	39,964	151,321	-	12,422	-	8,582
1.85%	117,668	356,765	50,177	483,112	-	31,456	-	20,048
1.90%	215,128	84,438	4,935	17,413	-	6,168	-	3,536
1.95%	518,147	471,262	276,907	325,629	-	88,628	-	65,816
2.00%	91,213	144,624	12,468	49,449	-	12,379	-	11,043
2.05%	45,847	82,484	26,144	97,514	-	7,740	-	12,044
2.10%	182,184	101,865	32,516	63,731	-	16,467	-	9,974
2.15%	98,869	81,198	17,157	34,771	-	22,038	-	1,553

2.20%	91,215	148,562	56,171	118,960	-	15,149	-	18,813
2.25%	39,910	59,973	3,799	24,713	-	1,592	-	1,987
2.30%	135,995	71,783	16,237	62,036	-	9,955	-	11,970
2.35%	27,529	103,182	2,606	8,285	-	20,934	-	2,435
2.40%	159,221	22,214	43,254	49,973	-	5,088	-	1,630
2.45%	10,218	4,408	5,924	10,512	-	2,144	-	1,315
2.50%	158,367	64,508	21,937	30,948	-	3,552	-	2,597
2.55%	21,711	31,885	4,169	2,177	-	3,401	-	658
2.60%	1,432	4,474	87	127	-	53	-	-
2.65%	4,481	2,641	1,776	2,968	-	2,439	-	1,189
2.70%	3,902	2,417	-	161	-	1,149	-	109
2.75%	13,015	1,986	859	1,034	-	245	-	291
2.80%	120	-	-	217	-	-	-	-
2.85%	7,518	1,278	-	77	-	307	-	1,641
2.90%	1,023	-	-	-	-	132	-	-
2.95%	-	-	-	-	-	571	-	-
3.00%	-	11,754	-	-	-	-	-	-
3.05%	2,617	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$12,317,881	$12,146,409	$2,506,933	$8,848,877	$323,589	$1,705,817	$40,386	$835,269

	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMMV1	NVMMV2

0.40%	$-	$1,383	$-	$1,772	$-	$618	$879	$79
0.60%	-	314	-	384	-	373	243	-
0.65%	-	863	-	648	-	636	-	1,115
0.75%	-	5,483	-	5,337	-	2,609	-	5,449
0.80%	1,780	-	32	20	5,676	-	-	2,426
0.85%	-	2,484	-	545	-	4,707	-	5,800
0.95%	-	2,759	-	1,336	-	3,083	-	175
1.05%	-	2,270	-	215	-	1,572	-	220
1.10%	-	17,030	-	9,042	-	26,492	-	25,022
1.15%	-	200,015	-	71,201	-	217,723	-	216,179
1.20%	-	2,522	-	1,600	-	2,803	-	2,458
1.25%	-	22,588	-	10,320	-	17,584	-	17,219
1.30%	87,016	130,924	33,187	185,611	1,732,251	132,992	-	1,753,328
1.35%	-	49,783	-	30,987	-	61,923	-	60,841
1.40%	28,179	15,267	14,717	7,901	328,357	19,234	-	508,312
1.45%	-	27,467	-	9,334	-	18,120	-	17,588
1.50%	-	151,524	-	174,784	-	121,780	-	131,184
1.55%	-	249,397	-	83,899	-	251,392	-	245,513
1.60%	-	47,222	-	41,021	-	46,581	-	36,711
1.65%	-	26,646	-	21,217	-	43,325	-	37,089
1.70%	-	8,388	-	11,250	-	7,165	-	4,764
1.75%	-	328,294	-	197,102	-	344,190	-	373,200
1.80%	-	56,536	-	35,944	-	24,195	-	14,398
1.85%	-	43,023	-	37,560	-	64,305	-	61,630
1.90%	-	8,034	-	1,843	-	15,401	-	7,306
1.95%	-	108,973	-	109,812	-	97,831	-	104,027
2.00%	-	15,914	-	10,298	-	21,702	-	14,199
2.05%	-	12,927	-	14,042	-	11,876	-	22,482
2.10%	-	23,383	-	14,795	-	20,254	-	22,680
2.15%	-	16,569	-	6,272	-	18,335	-	19,877
2.20%	-	40,697	-	24,908	-	22,376	-	22,299
2.25%	-	3,473	-	1,771	-	2,019	-	2,551
2.30%	-	22,043	-	17,129	-	14,507	-	14,352
2.35%	-	10,378	-	946	-	16,207	-	14,324
2.40%	-	15,550	-	17,050	-	17,438	-	16,472
2.45%	-	4,008	-	4,406	-	1,649	-	2,432
2.50%	-	3,103	-	2,923	-	7,599	-	2,038

2.55%	-	1,195	-	78	-	2,174	-	6,593
2.60%	-	237	-	146	-	66	-	68
2.65%	-	1,218	-	3,527	-	201	-	2,324
2.70%	-	450	-	-	-	563	-	712
2.75%	-	790	-	1,012	-	721	-	430
2.80%	-	-	-	112	-	-	-	-
2.85%	-	443	-	527	-	66	-	474
2.90%	-	66	-	-	-	88	-	67
2.95%	-	203	-	-	-	259	-	375
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$116,975	$1,681,836	$47,936	$1,170,627	$2,066,284	$1,684,734	$1,122	$3,796,782

	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2

0.40%	$-	$11	$665	$174	$917	$69	$3,547	$1,274
0.60%	-	-	392	-	1,450	-	311	637
0.65%	-	-	-	120	-	8	1,933	202
0.75%	-	138	-	1,698	-	330	5,251	4,609
0.80%	1,134	-	1,787	-	5,893	-	124	42
0.85%	-	860	-	177	-	1,313	5,449	1,392
0.95%	-	746	-	1,676	-	4,513	4,375	269
1.05%	-	155	-	655	-	1,062	567	220
1.10%	-	3,063	-	2,623	-	6,965	30,882	25,963
1.15%	-	34,224	-	55,984	-	93,835	234,164	128,239
1.20%	-	36	-	85	-	47	217	407
1.25%	-	4,420	-	15,367	-	19,080	17,595	7,676
1.30%	53,897	61,121	284,359	63,133	575,173	57,426	787,278	480,593
1.35%	-	13,995	-	17,822	-	37,073	84,019	30,145
1.40%	14,099	2,096	102,467	3,894	265,196	4,619	38,644	25,548
1.45%	-	5,166	-	8,299	-	15,488	46,959	17,772
1.50%	-	59,710	-	64,046	-	51,296	289,058	203,003
1.55%	-	25,187	-	41,889	-	67,695	191,166	93,704
1.60%	-	25,883	-	26,027	-	21,446	82,427	65,272
1.65%	-	11,456	-	11,476	-	7,077	46,216	29,941
1.70%	-	3,352	-	3,154	-	11,144	5,664	2,864
1.75%	-	69,013	-	81,459	-	84,954	619,108	406,361
1.80%	-	8,397	-	9,274	-	8,639	33,991	24,356
1.85%	-	19,046	-	18,601	-	12,858	178,168	135,088
1.90%	-	1,627	-	1,016	-	5,090	14,032	2,989
1.95%	-	50,841	-	61,546	-	36,831	250,929	144,215
2.00%	-	3,578	-	6,886	-	2,978	26,774	16,389
2.05%	-	3,330	-	3,706	-	10,669	67,094	18,627
2.10%	-	4,003	-	6,694	-	7,601	23,663	32,196
2.15%	-	1,764	-	1,913	-	3,842	6,151	6,122
2.20%	-	21,241	-	13,203	-	9,919	67,613	46,643
2.25%	-	306	-	2,174	-	471	7,942	4,995
2.30%	-	5,950	-	4,530	-	5,243	42,895	38,189
2.35%	-	708	-	918	-	36	9,383	3,309
2.40%	-	6,320	-	10,876	-	2,771	24,427	14,081
2.45%	-	1,225	-	1,094	-	218	5,587	9,776
2.50%	-	1,260	-	693	-	532	10,862	34,437
2.55%	-	210	-	2,221	-	2,898	6,374	1,153
2.60%	-	-	-	-	-	-	-	123
2.65%	-	1,427	-	1,430	-	247	714	1,727
2.70%	-	-	-	-	-	-	276	89
2.75%	-	212	-	351	-	-	1,828	989
2.80%	-	313	-	-	-	-	96	-
2.85%	-	67	-	67	-	68	788	485

2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$69,130	$452,457	$389,670	$546,951	$848,629	$596,351	$3,274,541	$2,062,111

	NVOLG1	NVOLG2	NVTIV3	EIF	EIF2	NVRE1	NVRE2	NVLM2

0.40%	$311	$952	$1,468	$792	$483	$-	$305	$29
0.60%	347	-	160	253	-	-	183	-
0.65%	-	1,361	2,404	-	613	-	-	-
0.75%	-	2,274	4,635	-	2,090	-	1,993	-
0.80%	15,776	-	4	-	367	4,940	-	-
0.85%	-	3,251	7,331	-	2,040	-	2,216	-
0.95%	-	4,201	-	-	277	-	9,971	-
1.05%	-	5,106	946	-	423	-	1,041	-
1.10%	-	25,908	53,157	-	32,930	-	4,493	-
1.15%	-	544,376	357,563	-	217,982	-	161,473	-
1.20%	-	2,567	3,793	-	1,623	-	723	-
1.25%	-	107,020	17,699	-	21,934	-	17,916	-
1.30%	3,150,578	298,628	540,007	-	390,489	473,466	117,715	4,766
1.35%	-	208,992	78,494	-	59,334	-	56,002	-
1.40%	1,310,944	46,633	30,017	-	25,998	221,773	9,555	449
1.45%	-	86,372	25,576	-	21,740	-	28,900	-
1.50%	-	317,755	186,072	-	248,417	-	209,778	1,656
1.55%	-	510,469	382,811	-	234,700	-	114,979	990
1.60%	-	119,916	29,527	-	64,652	-	107,783	36,592
1.65%	-	57,012	45,585	-	33,069	-	32,246	-
1.70%	-	36,738	6,203	-	17,528	-	7,040	-
1.75%	-	520,861	713,866	-	445,544	-	166,646	7,060
1.80%	-	57,046	17,294	-	37,763	-	38,048	2,454
1.85%	-	134,774	87,329	-	75,670	-	51,733	2,640
1.90%	-	23,096	6,699	-	10,341	-	5,920	-
1.95%	-	222,322	186,346	-	193,671	-	149,507	30,082
2.00%	-	27,600	33,501	-	22,507	-	9,766	-
2.05%	-	55,514	23,257	-	27,478	-	11,682	177
2.10%	-	31,177	54,678	-	29,494	-	25,700	22,098
2.15%	-	23,689	26,366	-	11,250	-	8,324	-
2.20%	-	70,987	44,485	-	53,721	-	56,376	-
2.25%	-	7,875	2,163	-	3,687	-	5,451	-
2.30%	-	32,842	39,315	-	30,053	-	19,781	-
2.35%	-	5,993	22,742	-	9,943	-	2,467	-
2.40%	-	22,083	13,702	-	28,844	-	31,430	2,843
2.45%	-	1,136	7,144	-	2,585	-	1,825	116
2.50%	-	11,049	16,572	-	10,508	-	4,218	-
2.55%	-	2,166	5,046	-	3,470	-	3,346	-
2.60%	-	10	80	-	21	-	71	-
2.65%	-	2,383	1,313	-	2,418	-	916	-
2.70%	-	-	1,724	-	1,691	-	-	-
2.75%	-	1,219	158	-	1,187	-	669	-
2.80%	-	-	547	-	-	-	207	-
2.85%	-	1,236	570	-	21	-	853	-
2.90%	-	-	156	-	44	-	-	-
2.95%	-	-	577	-	207	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$4,477,956	$3,634,589	$3,079,082	$1,045	$2,378,807	$700,179	$1,479,248	$111,952

	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	NVSIX2	GVEX2	NVMGA2

0.40%	$-	$545	$1,591	$376	$324	$404	$6,118	$74
0.60%	-	666	-	83	-	717	3,460	34
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	1,386	6,028	1,362	42	231	899	-
1.15%	831	204,686	74,605	166,187	79,739	11,548	88,702	8,315
1.20%	-	-	-	-	-	-	-	-
1.25%	-	-	-	-	-	237	3,758	-
1.30%	2,450	7,031,835	3,682,467	5,865,237	2,863,280	133,229	889,414	798,047
1.35%	20	90,527	16,788	13,230	4,963	9,757	71,323	3,404
1.40%	38	443	-	924	253	2,112	31,023	-
1.45%	-	6,350	811	990	-	913	8,785	-
1.50%	10,625	1,487,626	790,360	836,279	497,396	151,442	1,172,171	165,393
1.55%	-	27,386	1,251	5,030	1,755	5,165	62,409	-
1.60%	2,687	78,482	46,887	40,546	44,736	30,844	268,005	5,115
1.65%	6	177,153	123,951	130,064	63,927	15,249	119,842	21,381
1.70%	-	1,640	-	-	-	331	1,609	-
1.75%	2,248	2,592,356	1,111,437	1,990,361	988,958	78,821	557,242	174,950
1.80%	592	242,980	101,947	114,354	68,383	12,056	114,554	11,186
1.85%	2,153	878,862	382,277	669,867	333,528	17,288	159,187	61,974
1.90%	-	-	667	899	-	1,021	9,126	-
1.95%	16,670	1,100,728	616,980	800,084	375,827	142,666	1,205,276	100,684
2.00%	-	42,227	15,043	10,886	22,543	3,740	23,137	1,078
2.05%	2,223	119,655	99,753	95,199	38,603	3,621	79,576	11,836
2.10%	-	58,886	14,350	39,589	8,541	8,851	64,053	11,394
2.15%	-	46,243	8,610	11,802	2,989	484	10,783	685
2.20%	108	183,574	110,592	127,300	38,043	22,890	105,246	5,303
2.25%	-	23,746	18,856	13,607	873	4,173	50,030	182
2.30%	-	156,331	27,704	53,383	10,930	8,353	61,150	4,810
2.35%	-	-	-	1,125	-	44	1,938	-
2.40%	2,880	211,142	96,282	159,663	32,602	24,752	256,248	9,670
2.45%	-	47,973	12,028	15,469	2,330	1,963	23,466	400
2.50%	-	210,155	71,446	79,500	71,117	6,497	80,159	34,136
2.55%	-	-	597	683	690	366	55,006	-
2.60%	-	-	-	-	-	223	570	-
2.65%	-	-	15,630	354	-	594	2,101	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	610	25	-	39	800	76,074	-
2.80%	-	-	-	-	-	441	3,024	-
2.85%	-	9,094	10,051	8,389	9,042	-	384	223
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$43,531	$15,033,287	$7,459,014	$11,252,822	$5,561,453	$701,823	$5,665,848	$1,430,274

	AMTB	AMINS	AMCG	AMMCGS	AMTP	AMSRS	NOTB4	NOTG4

0.40%	$20	$-	$-	$-	$-	$-	$-	$-
0.60%	-	-	-	-	-	-	-	-
0.65%	1,090	-	-	-	-	-	-	-
0.75%	5,202	-	-	-	-	-	-	-

0.80%	318	-	-	244	-	136	-	-
0.85%	4,221	-	-	-	-	-	-	-
0.95%	3,555	-	-	359	-	10,030	-	-
1.05%	688	-	-	1,046	-	738	-	-
1.10%	29,739	-	-	330	-	3,724	-	-
1.15%	203,389	-	-	5,683	-	50,846	-	-
1.20%	2,424	-	-	70	-	-	-	-
1.25%	12,148	-	-	2,688	-	5,185	-	-
1.30%	210,087	-	93	3,640	-	48,730	21,727	48,055
1.35%	63,656	-	-	951	-	25,455	255	1,253
1.40%	94,163	-	81	3,906	177	12,765	-	-
1.45%	30,584	-	-	782	-	6,567	-	-
1.50%	43,683	438	-	1,128	-	9,098	27,958	21,235
1.55%	193,063	-	-	6,453	-	33,222	-	-
1.60%	14,456	440	-	679	-	5,280	38,806	2,622
1.65%	59,734	-	-	52	-	238	774	414
1.70%	6,535	-	-	139	-	9,694	-	-
1.75%	295,384	98	-	4,076	-	27,848	37,054	34,034
1.80%	27,306	237	-	470	-	2,876	7,759	3,815
1.85%	26,539	59	-	169	-	1,481	3,480	656
1.90%	6,878	-	-	-	-	7,149	-	-
1.95%	45,942	-	-	501	-	2,016	47,236	28,867
2.00%	12,812	-	-	215	-	771	-	-
2.05%	5,001	-	-	-	-	2,427	413	9
2.10%	11,032	161	-	251	-	859	1,240	2,612
2.15%	13,724	430	-	159	-	1,715	1,024	148
2.20%	16,411	-	-	2,386	-	1,049	4,965	1,581
2.25%	3,104	259	-	-	-	-	-	-
2.30%	12,636	-	-	2,467	-	1,893	3,818	9,265
2.35%	16,350	-	-	-	-	6	-	-
2.40%	1,050	-	-	945	-	-	4,603	12,146
2.45%	274	-	-	-	-	-	1,727	159
2.50%	2,169	-	-	115	-	-	2,371	1,314
2.55%	447	-	-	-	-	-	320	-
2.60%	26	-	-	-	-	-	-	-
2.65%	420	-	-	-	-	202	-	-
2.70%	612	-	-	-	-	-	-	-
2.75%	366	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	365	-
2.85%	-	-	-	-	-	-	-	-
2.90%	157	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,477,395	$2,122	$174	$39,904	$177	$272,000	$205,895	$168,185

	NOTMG4	PMVSTA	PMVFHA	PMVRA	ALVBWB	ALVGIB	ALVSVA	ALVSVB

0.40%	$-	$14	$434	$572	$2,062	$-	$1,051	$342
0.60%	-	-	128	40	-	-	720	-
0.65%	-	-	-	-	-	-	-	181
0.75%	-	-	-	-	-	-	-	347
0.80%	-	-	-	-	-	-	-	342
0.85%	-	-	-	-	-	-	-	738
0.95%	-	-	-	-	-	1,343	-	1,814
1.05%	-	-	-	-	-	2,454	-	1,529
1.10%	-	43	-	-	-	-	-	15,070
1.15%	6,689	919	-	-	-	12,776	-	77,862
1.20%	-	-	-	-	-	85	-	76

1.25%	-	178	-	-	-	7,597	-	8,925
1.30%	19,679	13,524	-	-	-	3,025	-	288,903
1.35%	592	183	-	-	-	-	-	26,926
1.40%	-	104	-	-	-	100	-	12,679
1.45%	-	-	-	-	-	2,208	-	7,370
1.50%	26,018	6,806	-	-	-	4,958	-	174,121
1.55%	-	1,578	-	-	-	9,404	-	68,005
1.60%	9,899	1,285	-	-	-	2,347	-	58,859
1.65%	2,438	394	-	-	-	-	-	32,930
1.70%	-	-	-	-	-	862	-	6,923
1.75%	11,097	4,118	-	-	-	5,995	-	234,201
1.80%	4,365	77	-	-	-	12,613	-	24,538
1.85%	949	9,428	-	-	-	723	-	79,382
1.90%	-	-	-	-	-	606	-	1,764
1.95%	44,795	3,468	-	-	-	688	-	143,572
2.00%	-	1,644	-	-	-	-	-	17,423
2.05%	20	40	-	-	-	2,993	-	55,400
2.10%	623	52	-	-	-	110	-	20,411
2.15%	3,056	-	-	-	-	1,529	-	5,902
2.20%	3,393	708	-	-	-	245	-	53,346
2.25%	3,156	-	-	-	-	47	-	2,331
2.30%	2,910	-	-	-	-	-	-	27,311
2.35%	-	-	-	-	-	-	-	3,365
2.40%	2,534	213	-	-	-	-	-	35,438
2.45%	1,136	-	-	-	-	-	-	4,986
2.50%	945	48	-	-	-	-	-	15,687
2.55%	-	-	-	-	-	-	-	10,818
2.60%	-	-	-	-	-	-	-	94
2.65%	-	-	-	-	-	-	-	1,351
2.70%	-	-	-	-	-	-	-	139
2.75%	-	-	-	-	-	-	-	18,511
2.80%	-	-	-	-	-	-	-	1,192
2.85%	8,090	-	-	-	-	-	-	205
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$152,384	$44,824	$562	$612	$2,062	$72,708	$1,771	$1,541,309

	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2	ACVI	ACVMV1	ACVMV2

0.40%	$-	$-	$-	$-	$998	$-	$2,242	$1,210
0.60%	-	-	-	-	-	-	83	-
0.65%	-	-	-	-	1,067	-	-	316
0.75%	-	-	-	-	9,473	-	-	4,479
0.80%	1,119	-	212	-	358	-	1,369	-
0.85%	-	-	-	-	7,433	-	-	6,787
0.95%	-	-	-	1,392	7,592	-	-	2,511
1.05%	-	-	-	2,865	2,946	-	-	1,330
1.10%	-	-	-	-	33,578	-	-	26,857
1.15%	-	-	-	9,657	287,726	-	-	167,421
1.20%	-	-	-	-	771	-	-	544
1.25%	-	-	-	5,041	28,501	-	-	18,436
1.30%	295,581	628	138,363	-	815,727	36	95,377	348,022
1.35%	-	-	-	561	69,951	-	-	59,091
1.40%	106,519	84	45,438	2,222	52,339	63	30,888	9,741
1.45%	-	-	-	606	26,224	-	-	23,017
1.50%	-	-	-	3,307	219,764	-	-	246,022
1.55%	-	-	-	12,563	240,649	-	-	127,240

1.60%	-	-	-	493	74,230	-	-	110,262
1.65%	-	-	-	-	70,069	-	-	48,070
1.70%	-	-	-	87	7,274	-	-	4,657
1.75%	-	-	-	1,906	679,631	-	-	410,878
1.80%	-	-	-	1,399	72,491	-	-	57,072
1.85%	-	-	-	1,679	127,144	-	-	85,710
1.90%	-	-	-	1,594	4,277	-	-	9,093
1.95%	-	-	-	-	224,055	-	-	250,925
2.00%	-	-	-	-	40,730	-	-	17,850
2.05%	-	-	-	1,100	21,792	-	-	119,154
2.10%	-	-	-	-	34,250	-	-	29,183
2.15%	-	-	-	-	10,266	-	-	5,490
2.20%	-	-	-	446	86,823	-	-	65,744
2.25%	-	-	-	-	4,749	-	-	3,954
2.30%	-	-	-	-	41,092	-	-	27,023
2.35%	-	-	-	-	4,752	-	-	10,319
2.40%	-	-	-	150	17,298	-	-	46,226
2.45%	-	-	-	-	7,823	-	-	4,526
2.50%	-	-	-	-	7,104	-	-	9,077
2.55%	-	-	-	-	4,413	-	-	4,128
2.60%	-	-	-	-	460	-	-	339
2.65%	-	-	-	-	313	-	-	2,615
2.70%	-	-	-	-	431	-	-	-
2.75%	-	-	-	-	-	-	-	7,799
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	11	-	-	714
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$403,219	$712	$184,013	$47,068	$3,346,575	$99	$129,959	$2,373,832

	DVMCSS	DVSCS	DCAP	DCAPS	DVDLS	DGI	FCA2S	FQB

0.40%	$477	$862	$-	$2,719	$-	$-	$-	$-
0.60%	199	-	-	506	-	-	-	-
0.65%	-	709	-	811	-	-	-	-
0.75%	-	4,135	-	3,849	-	-	-	-
0.80%	-	1,134	1,924	-	-	454	-	68
0.85%	-	11,481	-	7,232	-	-	-	-
0.95%	-	2,694	-	898	362	-	142	-
1.05%	-	4,692	-	5,456	-	-	-	-
1.10%	391	9,109	-	8,135	-	-	115	-
1.15%	13,679	140,747	-	125,851	3,484	-	2,184	-
1.20%	-	1,132	-	-	-	-	-	-
1.25%	744	12,252	-	13,786	1,479	-	1,090	-
1.30%	80,741	207,877	246,297	319,745	-	125,345	-	61,635
1.35%	8,488	34,179	-	37,891	-	-	-	-
1.40%	391	39,727	80,452	6,381	233	44,637	38	30,696
1.45%	2,076	29,926	-	14,612	362	-	491	-
1.50%	80,717	85,493	-	139,564	54	-	41	-
1.55%	9,355	122,091	-	82,246	1,908	-	2,624	-
1.60%	12,155	24,329	-	71,145	-	-	273	-
1.65%	8,669	12,318	-	21,343	-	-	-	-
1.70%	-	3,399	-	9,456	634	-	201	-
1.75%	34,237	220,300	-	249,670	1,554	-	230	-
1.80%	9,549	25,961	-	24,480	477	-	451	-
1.85%	7,932	22,799	-	78,494	158	-	952	-
1.90%	301	2,446	-	4,003	-	-	606	-

1.95%	93,738	48,242	-	139,607	471	-	-	-
2.00%	5,061	7,377	-	15,097	-	-	-	-
2.05%	7,726	6,147	-	14,554	-	-	941	-
2.10%	9,469	15,794	-	20,747	171	-	-	-
2.15%	392	8,696	-	7,128	-	-	-	-
2.20%	10,295	16,796	-	33,292	-	-	-	-
2.25%	1,628	599	-	1,771	99	-	186	-
2.30%	4,603	4,589	-	23,164	-	-	-	-
2.35%	-	4,023	-	1,252	-	-	-	-
2.40%	15,029	999	-	8,434	-	-	-	-
2.45%	586	1,357	-	1,275	-	-	-	-
2.50%	1,772	222	-	11,243	-	-	-	-
2.55%	-	1,402	-	2,614	-	-	-	-
2.60%	-	-	-	6,932	-	-	-	-
2.65%	-	-	-	322	-	-	-	-
2.70%	-	163	-	293	-	-	-	-
2.75%	479	-	-	705	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	1,207	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	111	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$422,086	$1,136,309	$328,673	$1,516,703	$11,446	$170,436	$10,565	$92,399

	FQBS	FEIP	FVSS2	FHIP	FAMP	FB2	FNRS2	FEI2

0.40%	$-	$-	$-	$-	$-	$101	$696	$1,236
0.60%	-	-	-	-	-	-	1,143	-
0.65%	-	-	-	-	-	-	-	1,674
0.75%	-	-	-	-	-	-	1,185	2,755
0.80%	-	5,165	-	1,711	971	-	1,667	-
0.85%	-	-	-	-	-	-	5,040	8,047
0.95%	2,201	-	-	-	-	-	1,700	691
1.05%	613	-	-	-	-	-	1,916	766
1.10%	1,031	-	386	-	-	-	3,702	38,630
1.15%	56,052	-	17,964	-	-	2,652	84,572	374,323
1.20%	6,143	-	6,707	-	-	-	416	1,515
1.25%	19,218	-	8,120	-	-	1,394	7,555	41,750
1.30%	106	2,813,570	-	401,862	1,167,461	223,032	191,200	751,812
1.35%	10,714	-	4,181	-	-	606	29,727	106,436
1.40%	16,670	1,108,923	3,226	217,420	244,046	166	27,552	16,829
1.45%	13,059	-	1,310	-	-	546	10,684	49,343
1.50%	7,793	-	2,515	-	-	46,554	166,359	491,317
1.55%	64,879	-	22,490	-	-	1,024	73,219	256,351
1.60%	5,466	-	605	-	-	10,037	46,905	211,429
1.65%	12,201	-	849	-	-	7,882	31,019	72,830
1.70%	11,495	-	386	-	-	-	4,100	10,382
1.75%	48,755	-	4,948	-	-	24,624	186,119	624,473
1.80%	9,145	-	5,297	-	-	4,050	25,202	83,893
1.85%	2,360	-	1,543	-	-	16,894	106,135	152,006
1.90%	1,932	-	2,306	-	-	-	4,001	7,736
1.95%	1,403	-	2,429	-	-	19,957	154,627	455,885
2.00%	245	-	-	-	-	510	10,634	66,561
2.05%	3,768	-	246	-	-	1,755	19,683	95,997
2.10%	1,730	-	59	-	-	1,628	21,338	52,724
2.15%	1,870	-	354	-	-	95	11,797	25,226
2.20%	6,613	-	-	-	-	1,536	47,011	82,107
2.25%	657	-	-	-	-	-	2,801	8,809

2.30%	396	-	177	-	-	-	17,914	27,758
2.35%	57	-	-	-	-	-	3,365	4,320
2.40%	12	-	-	-	-	-	30,212	47,261
2.45%	-	-	-	-	-	153	2,349	14,999
2.50%	-	-	-	-	-	2,715	13,533	17,347
2.55%	-	-	-	-	-	83	5,947	3,815
2.60%	-	-	-	-	-	-	50	-
2.65%	-	-	-	-	-	-	292	450
2.70%	-	-	-	-	-	-	-	231
2.75%	-	-	-	-	-	-	1,663	9,546
2.80%	-	-	-	-	-	-	243	-
2.85%	-	-	-	-	-	-	1,701	24
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$306,584	$3,927,658	$86,098	$620,993	$1,412,478	$367,994	$1,356,974	$4,219,284

	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGI2	FGP

0.40%	$-	$-	$-	$-	$-	$-	$167	$-
0.60%	-	-	-	-	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	594	-	313	-	1,230	-	-	11,147
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	58,893	-	200,631	-	885	36	-
1.15%	-	265,092	-	959,720	-	55,365	2,452	-
1.20%	-	1,143	-	3,234	-	101	-	-
1.25%	-	8,215	-	45,244	-	23,236	-	-
1.30%	49,672	1,147,950	116,949	1,673,033	115,709	80,737	190,948	3,553,027
1.35%	-	69,366	-	200,842	-	42,541	701	-
1.40%	18,120	19,060	9,360	22,054	12,024	635	271	834,499
1.45%	-	22,355	-	45,315	-	3,121	604	-
1.50%	-	274,684	-	451,048	-	142,607	41,438	-
1.55%	-	141,458	-	408,509	-	63,400	358	-
1.60%	-	35,245	-	74,143	-	32,590	5,182	-
1.65%	-	63,597	-	79,041	-	14,790	4,716	-
1.70%	-	10,871	-	11,451	-	1,386	2	-
1.75%	-	609,369	-	1,312,551	-	131,326	20,620	-
1.80%	-	28,038	-	59,117	-	8,604	1,752	-
1.85%	-	187,649	-	175,134	-	32,425	13,374	-
1.90%	-	6,768	-	35,434	-	9,692	55	-
1.95%	-	158,757	-	306,520	-	172,974	16,659	-
2.00%	-	59,013	-	94,162	-	6,162	450	-
2.05%	-	41,825	-	35,430	-	25,454	2,522	-
2.10%	-	15,346	-	52,683	-	17,171	1,041	-
2.15%	-	4,157	-	20,038	-	14,275	-	-
2.20%	-	59,978	-	124,777	-	7,570	668	-
2.25%	-	5,565	-	4,884	-	2,943	-	-
2.30%	-	16,769	-	41,784	-	13,781	375	-
2.35%	-	268	-	15,391	-	658	-	-
2.40%	-	10,503	-	32,161	-	20,993	24	-
2.45%	-	2,011	-	8,193	-	1,561	216	-
2.50%	-	38,069	-	14,650	-	11,685	2,455	-
2.55%	-	3,976	-	6,927	-	354	86	-
2.60%	-	-	-	-	-	31,429	-	-

2.65%	-	656	-	-	-	-	-	-
2.70%	-	-	-	2,184	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	3,412	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$68,386	$3,370,058	$126,622	$6,516,285	$128,963	$970,451	$307,172	$4,398,673

	FG2	FIGBS	FIGBP2	FMCS	FMC2	FOP	FO2	FVSS

0.40%	$4,247	$-	$2,985	$-	$3,246	$-	$654	$-
0.60%	2,896	-	1,389	-	1,634	-	-	-
0.65%	860	-	2,241	-	1,186	-	809	-
0.75%	7,090	-	13,557	-	2,671	-	1,621	-
0.80%	-	1,547	-	3,950	-	1,373	-	210
0.85%	7,934	-	18,143	-	9,880	-	2,726	-
0.95%	640	-	2,182	-	2,136	-	782	-
1.05%	1,940	-	3,373	-	3,744	-	1,184	-
1.10%	21,000	-	88,115	-	41,495	-	13,772	-
1.15%	246,896	-	663,199	-	483,386	-	115,691	-
1.20%	7,094	-	5,652	-	1,736	-	786	-
1.25%	20,975	-	39,395	-	39,254	-	13,065	-
1.30%	713,018	146,718	1,071,656	188,535	540,535	615,245	225,679	47,421
1.35%	85,946	-	133,241	-	154,583	-	32,046	-
1.40%	8,749	54,643	51,719	52,492	18,676	130,024	4,213	11,817
1.45%	28,503	-	78,601	-	52,043	-	20,637	-
1.50%	556,386	-	395,117	-	340,142	-	122,933	-
1.55%	155,325	-	600,455	-	357,526	-	82,239	-
1.60%	213,030	-	112,883	-	147,965	-	29,658	-
1.65%	82,785	-	95,900	-	74,242	-	18,725	-
1.70%	11,180	-	18,949	-	21,336	-	10,122	-
1.75%	587,861	-	1,113,700	-	669,101	-	242,518	-
1.80%	65,346	-	53,641	-	80,023	-	20,605	-
1.85%	235,430	-	154,561	-	162,382	-	48,129	-
1.90%	24,025	-	12,497	-	14,841	-	4,313	-
1.95%	563,838	-	253,843	-	331,756	-	129,092	-
2.00%	58,168	-	58,703	-	40,349	-	11,111	-
2.05%	168,004	-	24,535	-	43,048	-	14,857	-
2.10%	70,016	-	54,910	-	54,876	-	18,527	-
2.15%	11,871	-	34,261	-	26,117	-	3,080	-
2.20%	96,579	-	69,959	-	97,542	-	28,207	-
2.25%	6,960	-	4,876	-	7,177	-	2,251	-
2.30%	51,166	-	39,150	-	46,635	-	20,277	-
2.35%	12,272	-	31,254	-	6,767	-	4,496	-
2.40%	98,794	-	19,789	-	41,226	-	14,398	-
2.45%	9,060	-	10,141	-	4,451	-	2,074	-
2.50%	22,580	-	30,458	-	15,790	-	5,959	-
2.55%	7,030	-	4,827	-	3,291	-	1,236	-
2.60%	164	-	138	-	322	-	8	-
2.65%	6,067	-	3,684	-	2,952	-	3,292	-
2.70%	526	-	1,200	-	638	-	261	-
2.75%	8,413	-	28	-	902	-	156	-
2.80%	978	-	865	-	901	-	263	-
2.85%	2,551	-	58	-	1,736	-	202	-
2.90%	-	-	270	-	-	-	-	-
2.95%	-	-	470	-	-	-	-	-

3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$4,284,193	$202,908	$5,376,570	$244,977	$3,950,239	$746,642	$1,272,654	$59,448

	GVSSCS	GVGMNS	GVSIA	OVIGS	OVMS	OVB	OVGS	OVGSS

0.40%	$499	$39	$29	$-	$-	$-	$567	$-
0.60%	3	3	-	-	-	-	1,124	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	1,276
0.80%	-	-	-	-	472	1,417	2,852	-
0.85%	-	-	-	-	-	-	-	1,358
0.95%	-	-	-	-	-	-	-	9,721
1.05%	-	-	-	-	-	-	-	4,654
1.10%	-	-	-	298	-	-	-	3,719
1.15%	-	282	-	11,743	-	-	-	170,716
1.20%	-	-	-	-	-	-	-	1,263
1.25%	-	-	-	497	-	-	-	48,250
1.30%	-	16,371	-	113,129	278,407	189,555	1,187,086	175,174
1.35%	-	469	-	3,640	-	-	-	76,160
1.40%	-	55	-	1,446	125,838	110,802	505,145	10,688
1.45%	-	29	-	3,568	-	-	-	35,165
1.50%	-	32,057	-	84,305	-	-	-	214,202
1.55%	-	417	-	8,919	-	-	-	120,736
1.60%	-	10,963	-	15,474	-	-	-	68,768
1.65%	-	1,182	-	9,876	-	-	-	16,113
1.70%	-	-	-	438	-	-	-	6,977
1.75%	-	29,030	-	56,800	-	-	-	170,088
1.80%	-	2,009	-	6,312	-	-	-	39,647
1.85%	-	5,385	-	22,675	-	-	-	26,740
1.90%	-	-	-	263	-	-	-	3,165
1.95%	-	24,353	-	111,777	-	-	-	126,081
2.00%	-	1,131	-	1,110	-	-	-	2,807
2.05%	-	3,748	-	11,953	-	-	-	17,195
2.10%	-	2,545	-	4,367	-	-	-	18,423
2.15%	-	137	-	3,119	-	-	-	3,443
2.20%	-	4,175	-	8,418	-	-	-	53,634
2.25%	-	1,132	-	618	-	-	-	956
2.30%	-	342	-	12,577	-	-	-	19,764
2.35%	-	-	-	374	-	-	-	1,020
2.40%	-	1,430	-	16,617	-	-	-	40,429
2.45%	-	144	-	338	-	-	-	2,686
2.50%	-	49	-	6,411	-	-	-	6,669
2.55%	-	9	-	565	-	-	-	5,017
2.60%	-	-	-	-	-	-	-	3,411
2.65%	-	-	-	-	-	-	-	282
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	151
2.80%	-	-	-	-	-	-	-	106
2.85%	-	338	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$502	$137,824	$29	$517,627	$404,717	$301,774	$1,696,774	$1,506,654

	OVIG	OVGI	OVGIS	OVSC	OVSCS	OVAG	OVSB	OVSBS

0.40%	$1,938	$1,404	$879	$-	$335	$-	$-	$-
0.60%	917	696	-	-	-	-	-	-
0.65%	-	-	2,204	-	499	-	-	-
0.75%	-	-	5,178	-	1,408	-	-	59
0.80%	-	359	-	560	-	646	428	-
0.85%	-	-	7,616	-	1,747	-	-	583
0.95%	-	-	1,467	-	1,947	-	-	597
1.05%	-	-	652	-	2,943	-	-	1,019
1.10%	-	-	44,584	-	9,538	-	-	285
1.15%	-	-	370,196	-	117,390	-	-	24,111
1.20%	-	-	4,242	-	94	-	-	217
1.25%	-	-	29,656	-	9,039	-	-	2,322
1.30%	-	119,382	256,300	67,238	203,714	106,145	14,891	-
1.35%	-	-	96,537	-	50,316	-	-	7,368
1.40%	-	31,322	34,792	20,054	6,637	18,827	8,014	2,909
1.45%	-	-	34,380	-	15,252	-	-	8,694
1.50%	-	-	190,320	-	167,462	-	-	6,714
1.55%	-	-	430,175	-	112,272	-	-	19,649
1.60%	-	-	90,382	-	44,121	-	-	23,243
1.65%	-	-	47,381	-	20,371	-	-	2,795
1.70%	-	-	13,678	-	2,100	-	-	622
1.75%	-	-	698,711	-	220,029	-	-	10,835
1.80%	-	-	30,448	-	26,377	-	-	9,108
1.85%	-	-	106,625	-	58,931	-	-	489
1.90%	-	-	7,499	-	7,473	-	-	936
1.95%	-	-	174,625	-	141,568	-	-	2,695
2.00%	-	-	28,355	-	11,141	-	-	698
2.05%	-	-	22,317	-	24,598	-	-	196
2.10%	-	-	32,508	-	35,106	-	-	167
2.15%	-	-	22,103	-	4,289	-	-	475
2.20%	-	-	39,805	-	31,769	-	-	177
2.25%	-	-	3,594	-	2,464	-	-	1,166
2.30%	-	-	31,838	-	19,402	-	-	30
2.35%	-	-	24,854	-	1,284	-	-	-
2.40%	-	-	23,256	-	26,299	-	-	2
2.45%	-	-	4,350	-	2,902	-	-	209
2.50%	-	-	10,831	-	3,948	-	-	-
2.55%	-	-	7,590	-	5,004	-	-	-
2.60%	-	-	12	-	5,223	-	-	-
2.65%	-	-	377	-	4,663	-	-	-
2.70%	-	-	1,076	-	-	-	-	-
2.75%	-	-	1,567	-	87	-	-	-
2.80%	-	-	633	-	-	-	-	-
2.85%	-	-	127	-	234	-	-	-
2.90%	-	-	180	-	-	-	-	-
2.95%	-	-	498	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$2,855	$153,163	$2,934,398	$87,852	$1,399,976	$125,618	$23,333	$128,370

	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD	PMVHYD	PVGIB

0.40%	$1,147	$341	$6,604	$9,660	$272	$71	$947	$-
0.60%	834	38	3,304	2,368	14	929	154	-
0.65%	-	-	3,992	4,563	-	-	-	-
0.75%	3,296	591	14,675	10,525	-	-	-	-
0.80%	-	2	335	-	-	-	-	-
0.85%	1,077	1,402	26,409	14,940	-	-	-	-
0.95%	-	5	4,871	2,494	-	-	-	-

1.05%	-	186	5,776	1,790	-	-	-	164
1.10%	886	2,369	54,953	4,482	-	5	-	11
1.15%	31,602	16,130	419,581	207,792	-	2,843	-	5,363
1.20%	-	-	1,749	97	-	-	-	-
1.25%	330	3,521	25,887	4,623	-	162	-	1,015
1.30%	63,771	45,650	1,754,056	1,297,914	-	15,342	-	-
1.35%	13,649	13,330	117,493	87,263	-	324	-	573
1.40%	3,630	4,806	56,651	29,247	-	160	-	368
1.45%	1,748	4,987	46,738	34,093	-	701	-	1,031
1.50%	103,225	41,258	533,681	520,083	-	16,961	-	593
1.55%	9,507	18,068	337,208	81,237	-	1,360	-	8,027
1.60%	81,322	25,989	194,384	317,597	-	8,674	-	-
1.65%	20,034	6,742	96,933	75,031	-	1,560	-	24
1.70%	1,616	345	8,064	783	-	-	-	386
1.75%	131,898	50,976	1,218,353	987,511	-	7,853	-	5,632
1.80%	33,286	7,091	77,504	105,140	-	4,590	-	788
1.85%	6,164	9,077	320,762	262,798	-	2,044	-	405
1.90%	-	-	13,322	4,589	-	-	-	558
1.95%	83,100	21,493	461,334	408,530	-	23,870	-	422
2.00%	9,151	2,064	46,299	21,987	-	344	-	-
2.05%	12,831	32,699	68,822	97,460	-	104	-	-
2.10%	14,868	4,350	69,303	72,083	-	330	-	778
2.15%	2,670	3,872	23,314	25,546	-	868	-	-
2.20%	31,752	13,159	118,788	152,476	-	2,050	-	-
2.25%	2,515	1,600	10,957	6,173	-	285	-	-
2.30%	9,179	8,304	87,188	94,722	-	414	-	-
2.35%	-	1,619	19,224	4,859	-	-	-	-
2.40%	11,619	8,048	19,957	73,586	-	16,352	-	-
2.45%	1,262	1,096	14,268	9,742	-	103	-	187
2.50%	4,779	1,817	21,820	29,648	-	4	-	-
2.55%	2,549	1,799	19,379	25,955	-	-	-	-
2.60%	350	-	41	2,079	-	-	-	-
2.65%	-	511	2,980	1,555	-	-	-	-
2.70%	-	-	811	496	-	-	-	-
2.75%	1,822	342	1,212	22,961	-	-	-	-
2.80%	-	-	349	6,474	-	-	-	-
2.85%	-	-	1,491	1,610	-	-	-	-
2.90%	-	-	66	-	-	-	-	-
2.95%	-	-	218	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$697,469	$355,677	$6,331,106	$5,124,562	$286	$108,303	$1,101	$26,325

	PVGOB	PVTIGB	PVTVB	ACEG2	VYDS	ROCSC	RVARS	TRHS2

0.40%	$-	$-	$-	$-	$-	$1,045	$692	$1,996
0.60%	-	-	-	-	-	99	714	2,238
0.65%	-	-	-	-	-	-	-	367
0.75%	-	-	-	-	-	-	-	6,478
0.80%	-	-	-	558	-	-	-	3,337
0.85%	-	-	-	-	-	-	-	22,562
0.95%	12	-	86	776	-	-	-	9,724
1.05%	2	-	13	44	-	-	-	4,703
1.10%	-	-	-	225	-	-	8	6,768
1.15%	390	448	2,773	12,666	70	-	11,581	200,183
1.20%	-	-	-	11	-	-	-	798
1.25%	128	164	1,094	1,349	3,576	-	224	15,627
1.30%	-	961	-	4,314	-	-	39,878	702,674
1.35%	6	-	45	1,878	686	-	4,818	77,162

1.40%	68	223	493	3,580	-	-	404	125,973
1.45%	107	301	775	805	-	-	120	16,634
1.50%	13	1,930	93	2,588	-	-	43,122	471,759
1.55%	243	416	2,258	12,214	-	-	2,054	160,846
1.60%	556	35	4,035	930	-	-	19,436	209,465
1.65%	-	124	12	-	-	-	3,764	103,028
1.70%	27	-	297	4,313	-	-	-	28,525
1.75%	41	4,125	295	5,688	-	-	29,470	385,646
1.80%	46	322	354	1,195	-	-	7,235	102,081
1.85%	24	400	184	1,544	-	-	4,385	166,305
1.90%	37	-	272	2,532	-	-	-	14,926
1.95%	-	1,260	-	2,442	-	-	53,859	409,302
2.00%	-	53	-	129	-	-	1,790	25,223
2.05%	-	600	-	1,144	-	-	4,533	89,706
2.10%	-	417	-	928	-	-	3,793	81,318
2.15%	-	-	-	1,235	-	-	1,130	10,566
2.20%	1	62	11	1,937	-	-	15,329	76,321
2.25%	-	-	-	36	-	-	2,013	6,445
2.30%	-	-	-	95	-	-	2,229	35,943
2.35%	-	-	-	137	-	-	-	5,470
2.40%	-	-	-	334	-	-	13,465	99,112
2.45%	-	-	-	-	-	-	957	3,912
2.50%	-	245	-	29	-	-	912	18,834
2.55%	-	-	-	-	-	-	368	22,172
2.60%	-	-	-	-	-	-	-	231
2.65%	-	-	-	-	-	-	-	5,698
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	11,351
2.80%	-	-	-	-	-	-	-	1,215
2.85%	-	64	-	-	-	-	-	3,443
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,701	$12,150	$13,090	$65,656	$4,332	$1,144	$268,283	$3,746,067

	VWHAS	VWBF	VWEM	VWHA	WRPMAV	WRPMCV	WRPMMV	WRASP

0.40%	$128	$-	$-	$-	$34,154	$8,277	$20,717	$1,602
0.60%	1,048	-	-	-	8,822	1,453	10,723	2,725
0.65%	-	-	-	-	-	-	-	29
0.75%	1,811	-	-	65	-	-	-	1,691
0.80%	72	43	1,385	998	-	-	-	980
0.85%	807	-	-	89	-	-	-	274
0.95%	323	-	-	-	-	-	-	289
1.05%	41	-	-	6	-	-	-	577
1.10%	514	-	-	1,872	-	-	-	5,494
1.15%	23,800	-	-	4,307	-	-	-	76,431
1.20%	-	-	-	-	-	-	-	13
1.25%	804	-	-	985	-	-	-	16,966
1.30%	100,455	66,823	154,792	168,701	-	-	-	312,445
1.35%	8,981	-	-	2,267	-	-	-	56,960
1.40%	10,524	37,420	63,540	44,816	-	-	-	21,199
1.45%	2,305	-	-	382	-	-	-	8,471
1.50%	62,227	-	-	8,772	-	-	-	578,725
1.55%	28,750	-	-	6,884	-	-	-	92,272
1.60%	34,404	-	-	3,248	-	-	-	343,556
1.65%	15,431	-	-	1,846	-	-	-	62,273
1.70%	513	-	-	24	-	-	-	3,182

1.75%	68,344	-	-	5,622	-	-	-	505,997
1.80%	14,185	-	-	2,591	-	-	-	132,124
1.85%	25,125	-	-	2,260	-	-	-	47,054
1.90%	-	-	-	-	-	-	-	1,134
1.95%	76,223	-	-	2,140	-	-	-	557,331
2.00%	4,508	-	-	3	-	-	-	58,464
2.05%	20,317	-	-	109	-	-	-	38,449
2.10%	7,424	-	-	392	-	-	-	52,320
2.15%	1,997	-	-	724	-	-	-	29,000
2.20%	21,060	-	-	14,231	-	-	-	169,402
2.25%	880	-	-	-	-	-	-	23,936
2.30%	8,823	-	-	1,825	-	-	-	41,619
2.35%	146	-	-	912	-	-	-	144
2.40%	13,366	-	-	221	-	-	-	116,818
2.45%	583	-	-	393	-	-	-	9,465
2.50%	2,151	-	-	-	-	-	-	10,947
2.55%	3,169	-	-	-	-	-	-	11,728
2.60%	-	-	-	-	-	-	-	356
2.65%	-	-	-	-	-	-	-	5,034
2.70%	-	-	-	-	-	-	-	-
2.75%	213	-	-	134	-	-	-	3,247
2.80%	297	-	-	-	-	-	-	165
2.85%	389	-	-	-	-	-	-	1,340
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$562,138	$104,286	$219,717	$276,819	$42,976	$9,730	$31,440	$3,402,228

	WRHIP	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	SVDF

0.40%	$1,302	$3,771	$149	$12,116	$116,011	$199,021	$28,083	$-
0.60%	2,952	1,927	41	365	3,700	1,607	317	-
0.65%	-	82	-	-	-	-	-	-
0.75%	1,285	450	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	735	1,545	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	1,310	530	-	-	-	-	-	-
1.15%	38,386	24,972	-	-	-	-	-	-
1.20%	63	-	-	-	-	-	-	-
1.25%	2,139	1,199	-	-	-	-	-	-
1.30%	168,226	157,765	-	-	-	-	-	2
1.35%	22,063	25,398	-	-	-	-	-	-
1.40%	13,049	6,527	-	-	-	-	-	490
1.45%	6,549	2,729	-	-	-	-	-	-
1.50%	183,678	155,817	-	-	-	-	-	-
1.55%	28,321	10,012	-	-	-	-	-	-
1.60%	184,104	100,018	-	-	-	-	-	-
1.65%	27,039	17,038	-	-	-	-	-	-
1.70%	527	893	-	-	-	-	-	-
1.75%	156,130	162,079	-	-	-	-	-	-
1.80%	57,689	36,673	-	-	-	-	-	-
1.85%	109,712	30,145	-	-	-	-	-	-
1.90%	15,202	3,103	-	-	-	-	-	-
1.95%	164,010	139,589	-	-	-	-	-	-
2.00%	14,665	7,457	-	-	-	-	-	-
2.05%	44,994	25,081	-	-	-	-	-	-

2.10%	16,031	8,825	-	-	-	-	-	-
2.15%	4,201	2,232	-	-	-	-	-	-
2.20%	47,860	30,552	-	-	-	-	-	-
2.25%	4,956	3,698	-	-	-	-	-	-
2.30%	20,527	27,957	-	-	-	-	-	-
2.35%	1,557	2,093	-	-	-	-	-	-
2.40%	55,780	30,434	-	-	-	-	-	-
2.45%	4,480	2,006	-	-	-	-	-	-
2.50%	4,540	6,821	-	-	-	-	-	-
2.55%	5,463	3,010	-	-	-	-	-	-
2.60%	467	-	-	-	-	-	-	-
2.65%	5,108	1,509	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	1,261	1,027	-	-	-	-	-	-
2.80%	278	-	-	-	-	-	-	-
2.85%	755	420	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,417,394	$1,035,384	$190	$12,481	$119,711	$200,628	$28,400	$492

	SVOF	WFVSCG	WFVOG2	WFVTRB	CAF	CAF2

0.40%	$-	$458	$-	$-	$134	$379
0.60%	-	931	-	-	146	-
0.65%	-	136	-	-	-	186
0.75%	-	744	-	-	-	489
0.80%	-	193	-	-	1,908	-
0.85%	-	3,237	-	-	-	179
0.95%	-	268	-	-	-	74
1.05%	-	1,810	-	-	-	-
1.10%	-	11,079	-	-	-	548
1.15%	-	43,885	24	66	-	12,811
1.20%	-	-	-	-	-	-
1.25%	-	3,706	-	640	-	522
1.30%	3,381	183,516	-	-	100,035	53,504
1.35%	-	19,198	-	-	-	5,092
1.40%	92	9,054	195	-	29,732	3,657
1.45%	-	5,640	-	-	-	1,062
1.50%	-	136,481	-	-	-	35,012
1.55%	-	48,413	-	-	-	5,241
1.60%	-	59,236	10	-	-	16,447
1.65%	-	58,729	-	-	-	6,826
1.70%	-	603	-	-	-	374
1.75%	-	171,641	36	-	-	50,410
1.80%	-	27,319	-	-	-	1,005
1.85%	-	34,619	-	-	-	15,025
1.90%	-	1,960	-	-	-	112
1.95%	-	120,399	-	-	-	19,190
2.00%	-	12,834	-	-	-	1,532
2.05%	-	18,936	-	-	-	1,184
2.10%	-	17,649	-	-	-	3,388
2.15%	-	1,226	-	-	-	2,030
2.20%	-	26,861	-	-	-	12,630
2.25%	-	3,266	-	-	-	1,710
2.30%	-	19,184	-	-	-	3,747
2.35%	-	2,919	-	-	-	90
2.40%	-	14,429	-	-	-	4,353

2.45%	-	1,894	-	-	-	76
2.50%	-	5,693	-	-	-	2,515
2.55%	-	2,521	-	-	-	311
2.60%	-	3,694	-	-	-	-
2.65%	-	332	-	-	-	102
2.70%	-	109	-	-	-	-
2.75%	-	623	-	-	-	206
2.80%	-	-	-	-	-	-
2.85%	-	854	-	-	-	-
2.90%	-	-	-	-	-	-
2.95%	-	-	-	-	-	-
3.00%	-	-	-	-	-	-
3.05%	-	-	-	-	-	-
3.10%	-	-	-	-	-	-
3.40%	-	-	-	-	-	-

Totals	$3,473	$1,076,279	$265	$706	$131,955	$262,019

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2016 and 2015, total transfers to the Account from the fixed account were $829,353,142 and $863,623,573, respectively, and total transfers from the Account to the fixed account were $214,512,282 and $174,110,991, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $7,689,003 and $11,029,980 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2016 and 2015, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $21,255,695 and $10,475,963 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2016 and 2015, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

For Purchase Payment Credits, the Company contributed $4,940,210 and $6,535,371 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2016 and 2015, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2016.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$48,380,856,050	$-	$-	$48,380,856,050

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2016 are as follows:

	Purchase of Investments	Sales of Investments
VA Situs Fund (HVSIT)	$6,960,958	$2,976,055
Mid Cap Growth Portfolio - Class S Shares (ALMCS)	849	87,420
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	2,501	40,674
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)	531,775	2,860,705
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)	37,681	43,616
VP Inflation Protection Fund - Class I (ACVIP1)	225,150	110,963
Growth Fund - Class 1 (AFGF)	1,063,826	1,481,712
High-Income Bond Fund - Class 1 (AFHY)	213,486	140,182
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)	38,589,292	58,353,103
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)	50,373	86,326
BlackRock High Yield V.I. Fund - Class III (BRVHY3)	11,380,695	3,346,792
BlackRock Total Return V.I. Fund -Class III (BRVTR3)	103,372,818	1,522,452
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)	117,533,412	3,872,508
Global Allocation V.I. Fund - Class III (MLVGA3)	14,697,283	45,632,677
Money Market Portfolio(TM) (CHSMM)	3,550,780	7,061,292
VIP Value Series: Service Class (DWVVLS)	362,984	160,885
VIP Small Cap Value Series: Service Class (DWVSVS)	24,109,114	4,510,078
Stock Index Fund, Inc. - Initial Shares (DSIF)	11,992,737	27,332,773
Stock Index Fund, Inc. - Service Shares (DSIFS)	16,635,030	26,475,141
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	4,296,295	5,292,252
Floating-Rate Income Fund (ETVFR)	39,907,324	21,821,982
VIP Real Estate Portfolio: Service Class 2 (FRESS2)	360,814	251,639
Franklin Income Securities Fund - Class 2 (FTVIS2)	36,014,390	28,712,906
Rising Dividends Securities Fund - Class 2 (FTVRD2)	5,976,951	8,716,785
Small Cap Value Securities Fund - Class 2 (FTVSV2)	21,318,306	21,336,821
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)	223,227	101,522
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	1,124,228	2,293,933
Templeton Foreign Securities Fund - Class 2 (TIF2)	2,505,490	7,893,360
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	7,878,717	19,401,877
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	11,556,342	12,898,640
Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)	150,169	98,525
Franklin High Income Securities Fund: Class 2 (FTVHI2)	58,608	21,628
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)	1,396,305	1,997,454
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)	2,292,514	3,838,633
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)	2,841	8,423
Mid Cap Value Portfolio: Class 1 (JPMMV1)	3,065,801	2,635,696
Balanced Portfolio: Service Shares (JABS)	1,617,546	2,518,402
Enterprise Portfolio: Service Shares (JAMGS)	68,945	98,811
Flexible Bond Portfolio: Service Shares (JAFBS)	36,464,782	6,755,920
Forty Portfolio: Service Shares (JACAS)	23,436,047	29,383,738
Global Technology Portfolio: Service Shares (JAGTS)	22,776,070	16,634,709
Overseas Portfolio: Service Shares (JAIGS)	6,525,478	11,450,932
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	22,230,303	7,094,757
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)	13,761,687	1,934,839
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)	1,345,009	1,008,294
New Discovery Series - Service Class (MNDSC)	5,312,509	3,985,605
Utilities Series - Service Class (MVUSC)	31,340	23,198
Value Series - Service Class (MVFSC)	60,673,220	33,558,911

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	31,362,646	15,994,316
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)	10,562,955	2,744,375
Core Plus Fixed Income Portfolio - Class I (MSVFI)	920,534	887,182
Core Plus Fixed Income Portfolio - Class II (MSVF2)	1,303,992	2,696,378
Emerging Markets Debt Portfolio - Class I (MSEM)	104,291	244,224
Emerging Markets Debt Portfolio - Class II (MSEMB)	42,162	70,498
Global Real Estate Portfolio - Class II (VKVGR2)	72,851	43,918
U.S. Real Estate Portfolio - Class I (MSVRE)	371	3,594
U.S. Real Estate Portfolio - Class II (MSVREB)	38	599
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)	82,111,609	4,890,849
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)	332,481,696	5,538,917
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	6,409,484	6,658,683
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	40,643,382	19,945,991
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	623,645,879	99,915,307
American Funds NVIT Bond Fund - Class II (GVABD2)	405,643,454	56,988,390
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	46,656,967	21,767,588
American Funds NVIT Growth Fund - Class II (GVAGR2)	109,576,952	33,097,773
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	603,178,759	68,849,817
Federated NVIT High Income Bond Fund - Class I (HIBF)	56,369,328	52,056,431
NVIT Emerging Markets Fund - Class I (GEM)	799,715	2,119,640
NVIT Emerging Markets Fund - Class II (GEM2)	5,075,227	13,630,134
NVIT International Equity Fund - Class I (GIG)	533,054	3,022,807
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	4,938,714	5,730,872
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	4,016,371	9,480,778
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)	2,718,367	4,356,617
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	366,483	695,169
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	13,739,185	19,696,261
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	11,431,289	7,076,099
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	186,755,322	99,432,548
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	276,463,237	251,825,346
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	95,177,789	76,492,173
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	259,279,635	227,865,586
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	44,830,096	43,580,061
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	75,598,621	70,037,391
NVIT Core Bond Fund - Class I (NVCBD1)	1,589,219	1,038,903
NVIT Core Bond Fund - Class II (NVCBD2)	15,674,662	17,181,772
NVIT Core Plus Bond Fund - Class II (NVLCP2)	15,764,933	13,695,793
NVIT Nationwide Fund - Class I (TRF)	2,047,486	15,548,443
NVIT Nationwide Fund - Class II (TRF2)	2,246,980	21,849,442
NVIT Government Bond Fund - Class I (GBF)	39,522,458	55,751,575
NVIT International Index Fund - Class II (GVIX2)	379,510	88,314
NVIT International Index Fund - Class VIII (GVIX8)	9,095,071	4,654,800
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	22,891,079	30,722,059
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	169,986,502	19,072,927
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	89,982,039	95,367,697
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	122,984,247	79,222,901
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	176,960,791	247,334,734
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	77,359,566	118,041,218
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	68,663,854	55,169,531
NVIT Mid Cap Index Fund - Class I (MCIF)	40,425,894	14,893,493
NVIT Money Market Fund - Class I (SAM)	220,132,926	227,452,131
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	961,142	3,169,341
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	6,965,846	16,959,274
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	231,897	602,894
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	12,031,761	13,036,053
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	1,834,786	1,685,582
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	18,560,785	15,829,502
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	1,065,735	1,061,010
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	29,609,191	13,771,073
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	18,242,961	20,415,901

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	18,880,596	28,342,991
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	421,229	85,227
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	33,870,234	44,752,508
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	1,945,438	2,040,199
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	11,036,150	7,379,324
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	3,877,318	4,251,466
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	9,787,359	5,278,232
NVIT Multi-Manager Small Company Fund - Class I (SCF)	10,222,133	8,517,251
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	10,642,131	8,954,029
NVIT Multi-Sector Bond Fund - Class I (MSBF)	40,652,416	37,234,647
NVIT Short Term Bond Fund - Class II (NVSTB2)	27,416,971	16,619,328
NVIT Large Cap Growth Fund - Class I (NVOLG1)	113,191,482	47,028,562
NVIT Large Cap Growth Fund - Class II (NVOLG2)	125,817,697	46,441,559
Templeton NVIT International Value Fund - Class III (NVTIV3)	22,186,454	24,355,798
Invesco NVIT Comstock Value Fund - Class I (EIF)	7,800	98,122
Invesco NVIT Comstock Value Fund - Class II (EIF2)	7,787,175	27,482,646
NVIT Real Estate Fund - Class I (NVRE1)	7,878,627	9,410,809
NVIT Real Estate Fund - Class II (NVRE2)	17,337,830	13,512,266
Loring Ward NVIT Moderate Fund - Class II (NVLM2)	1,909,684	392,589
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)	1,883,478	132,315
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)	104,839,073	30,138,041
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)	62,362,547	17,534,620
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)	133,226,992	10,832,110
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)	49,412,205	9,003,131
NVIT Small Cap Index Fund Class II (NVSIX2)	20,266,701	5,702,864
NVIT S&P 500 Index Fund Class II (GVEX2)	125,773,077	19,904,281
NW BlkRkNVITMgdGlblAllocII (NVMGA2)	88,843,581	1,476,233
Short Duration Bond Portfolio - I Class Shares (AMTB)	16,613,710	27,639,486
International Portfolio - S Class Shares (AMINS)	74,237	74,377
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	498	3,164
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	269,202	942,135
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	1,175	963
Socially Responsive Portfolio - I Class Shares (AMSRS)	1,107,646	4,229,942
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)	296,565	1,848,226
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)	323,487	1,282,102
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)	196,204	1,312,927
Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)	12,075,689	2,527,191
Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)	27,578	42,054
Real Return Portfolio - Advisor Class (PMVRA)	43,081	24,324
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)	65,256	28,806
VPS Growth and Income Portfolio - Class B (ALVGIB)	545,169	1,044,703
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	451,504	41,789
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)	20,992,054	16,664,490
VP Balanced Fund - Class I (ACVB)	2,510,233	4,488,917
VP Capital Appreciation Fund - Class I (ACVCA)	14,108	19,488
VP Income & Growth Fund - Class I (ACVIG)	1,146,594	2,362,386
VP Income & Growth Fund - Class II (ACVIG2)	252,355	726,460
VP Inflation Protection Fund - Class II (ACVIP2)	28,467,411	30,963,812
VP International Fund - Class I (ACVI)	74	1,383
VP Mid Cap Value Fund - Class I (ACVMV1)	6,072,693	2,553,319
VP Mid Cap Value Fund - Class II (ACVMV2)	48,283,215	16,107,327
Mid Cap Stock Portfolio- Service Shares (DVMCSS)	7,703,289	2,756,289
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	13,311,521	11,076,102
Appreciation Portfolio - Initial Shares (DCAP)	4,355,000	5,230,537
Appreciation Portfolio - Service Shares (DCAPS)	18,184,347	16,100,084
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)	550,865	740,932
Growth and Income Portfolio - Initial Shares (DGI)	1,734,987	2,008,415
Managed Tail Risk Fund II: Service Shares (FCA2S)	17,929	146,752
Quality Bond Fund II - Primary Shares (FQB)	527,649	1,491,606
Quality Bond Fund II - Service Shares (FQBS)	1,464,717	4,965,478

Contrafund(R)Portfolio - Service Class 2 (FC2)	24,859	24,839
Equity-Income Portfolio - Initial Class (FEIP)	25,940,683	34,967,204
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)	205,457	1,150,155
High Income Portfolio - Initial Class (FHIP)	4,156,172	6,592,199
VIP Asset Manager Portfolio - Initial Class (FAMP)	6,326,470	14,162,939
VIP Balanced Portfolio - Service Class 2 (FB2)	97,788,834	235,615
VIP Contrafund(R) Portfolio - Initial Class (FCP)	4,208	4,278
VIP Energy Portfolio - Service Class 2 (FNRS2)	21,378,694	8,477,214
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	36,443,250	25,421,957
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	1,229,887	1,978,851
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	27,450,815	13,877,921
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	1,535,505	2,044,746
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	22,772,161	38,845,403
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	1,214,286	943,112
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	6,729,193	8,579,116
VIP Growth & Income Portfolio - Service Class 2 (FGI2)	80,020,927	223,974
VIP Growth Portfolio - Initial Class (FGP)	33,309,842	39,654,494
VIP Growth Portfolio - Service Class 2 (FG2)	50,696,332	50,323,321
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	1,304,293	2,960,011
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)	118,347,708	47,197,554
VIP Mid Cap Portfolio - Service Class (FMCS)	1,557,993	4,349,851
VIP Mid Cap Portfolio - Service Class 2 (FMC2)	22,322,834	28,417,683
VIP Overseas Portfolio - Initial Class (FOP)	931,301	8,052,115
VIP Overseas Portfolio - Service Class 2 (FO2)	7,759,880	9,299,496
VIP Value Strategies Portfolio - Service Class (FVSS)	229,663	821,427
Structured Small Cap Equity Fund: Service Shares (GVSSCS)	93,828	34,139
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	1,555,213	1,175,980
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)	154	29
International Growth Fund/VA- Service Shares (OVIGS)	12,002,223	2,416,146
Capital Income Fund/VA - Non-Service Shares (OVMS)	1,124,550	3,643,588
Oppenheimer Capital Appreciation Fund/VA - Service Class (OVCAFS)	46,296	46,284
Core Bond Fund/VA - Non-Service Shares (OVB)	1,889,194	4,700,051
Global Securities Fund/VA - Non-Service Shares (OVGS)	10,133,870	18,672,780
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)	10,180,752	13,196,149
International Growth Fund/VA - Non-Service Shares (OVIG)	163,051	135,516
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	2,936,011	2,137,203
Main Street Fund(R)/VA - Service Class (OVGIS)	38,819,430	28,243,163
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	1,319,779	1,570,582
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	7,258,123	13,077,638
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	1,076,661	2,190,350
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	498,520	546,690
Global Strategic Income Fund/VA: Service Shares (OVSBS)	834,354	1,976,961
All Asset Portfolio - Advisor Class (PMVAAD)	4,668,398	6,399,130
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	10,469,418	11,839,940
Low Duration Portfolio - Advisor Class (PMVLAD)	59,926,411	58,281,903
Total Return Portfolio - Advisor Class (PMVTRD)	53,653,357	40,759,027
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)	10,357	8,790
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	4,169,532	1,262,914
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	270,960	38,008
VT Growth & Income Fund: Class IB (PVGIB)	118,476	570,389
VT Growth Opportunities Fund: Class IB (PVGOB)	1,051,844	41,539
VT International Equity Fund: Class IB (PVTIGB)	1,546,399	151,943
VT Voyager Fund: Class IB (PVTVB)	65,680	1,184,617
VI American Franchise Fund - Series II Shares (ACEG2)	720,149	1,884,093
Diversified Stock Fund Class A Shares (VYDS)	17,662	215,158
Small-Cap Portfolio - Investment Class (ROCSC)	116,001	57,871
Variable Fund - Multi-Hedge Strategies (RVARS)	3,102,707	2,539,692
Blue Chip Growth Portfolio - II (TRBCG2)	9,920	9,915
Equity Income Portfolio - II (TREI2)	54,681	54,808

Health Sciences Portfolio - II (TRHS2)	21,757,873	65,455,143
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)	33,107,521	22,107,460
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	15,768	1,109,647
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	689,447	3,198,002
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	120,752	3,431,056
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)	2,108,306	695,846
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)	114,397	504,563
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)	2,277,347	1,913,983
Variable Insurance Portfolios - Asset Strategy (WRASP)	2,408,411	49,738,993
Variable Insurance Portfolios - High Income (WRHIP)	22,647,735	15,472,104
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	9,359,275	7,678,693
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	5,728	295
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)	581,339	928,754
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)	4,615,053	4,500,634
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)	7,494,192	4,371,177
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)	820,296	1,266,292
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	4,522	4,324
Advantage VT Opportunity Fund - Class 2 (SVOF)	32,813	27,870
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	16,553,179	20,122,790
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)	916	15,425
Advantage VT Total Return Bond Fund - Class 2 (Obsolete) (WFVTRB)	814	310,379
American Century NVIT Growth Fund - Class I (Obsolete) (CAF)	2,984,792	34,616,147
American Century NVIT Growth Fund -Class II (Obsolete) (CAF2)	8,855,388	59,310,903

	$7,357,001,270	$4,219,714,276

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2016, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2016. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VA Situs Fund (HVSIT)
2016	0.40%	to	2.55%	1,272,457	$17.86	to	$15.61	$21,151,245	0.61%	10.56%	to	8.18%
2015	0.40%	to	2.55%	1,378,482	16.15	to	14.43	20,959,247	0.51%	-7.54%	to	-9.54%
2014	0.40%	to	2.55%	2,049,869	17.47	to	15.95	34,123,200	0.51%	-2.46%	to	-4.56%
2013	0.40%	to	2.60%	2,149,202	17.91	to	16.68	37,089,198	0.35%	31.39%	to	28.49%
2012	0.40%	to	2.65%	1,678,205	13.63	to	12.97	22,301,050	0.00%	22.13%	to	19.37%
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
2016	0.95%	to	1.05%	13,340	19.24	to	18.98	254,416	0.00%	-0.47%	to	-0.57%
2015	0.95%	to	1.05%	17,677	19.33	to	19.09	339,556	0.00%	-2.83%	to	-2.92%
2014	0.95%	to	1.05%	26,168	19.89	to	19.66	516,473	0.00%	6.56%	to	6.45%
2013	0.95%	to	1.05%	29,458	18.67	to	18.47	545,847	0.00%	34.12%	to	33.98%
2012	0.95%	to	1.05%	29,102	13.92	to	13.79	402,340	0.00%	14.59%	to	14.47%
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2016	0.40%	to	0.60%	5,166	11.17	to	11.08	57,330	0.86%	3.18%	to	2.97%
2015	0.40%	to	0.60%	8,584	10.82	to	10.76	92,651	0.89%	-1.49%	to	-1.68%
2014	0.40%	to	0.60%	10,220	10.98	to	10.95	112,134	0.89%	4.03%	to	3.82%
2013			0.40%	1,477	10.56			15,595	0.36%			5.59%	****
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2016	1.15%	to	2.75%	1,590,436	11.55	to	10.70	17,765,025	0.58%	2.18%	to	0.53%
2015	1.10%	to	2.75%	1,778,946	11.32	to	10.65	19,589,104	0.68%	-2.39%	to	-4.01%
2014	1.10%	to	2.65%	1,392,186	11.60	to	11.12	15,847,152	0.40%	3.06%	to	1.45%
2013	1.15%	to	2.60%	742,493	11.25	to	10.97	8,266,416	0.30%	10.65%	to	9.02%
2012	1.15%	to	2.55%	196,701	10.16	to	10.07	1,991,149	0.09%	1.64%	to	0.68%	****
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2016			0.40%	1,359			8.71	11,839	2.99%			40.23%
2015			0.40%	330			6.21	2,050	0.94%			-37.88%	****
VP Inflation Protection Fund - Class I (ACVIP1)
2016	0.40%	to	0.60%	44,469	9.52	to	9.45	422,663	2.30%	4.29%	to	4.08%
2015	0.40%	to	0.60%	33,187	9.13	to	9.08	302,685	2.40%	-2.67%	to	-2.87%
2014	0.40%	to	0.60%	21,218	9.38	to	9.35	198,937	1.58%	3.16%	to	2.96%
2013	0.40%	to	0.60%	5,112	9.09	to	9.08	46,489	0.76%	-9.06%	to	-9.18%	****
Growth Fund - Class 1 (AFGF)
2016			1.30%	82,124			135.07	11,092,388	0.99%			8.34%
2015			1.30%	92,503			124.67	11,532,578	0.80%			5.73%
2014			1.30%	106,861			117.92	12,601,077	1.44%			7.37%
2013			1.30%	112,638			109.82	12,370,410	1.18%			28.74%
2012			1.30%	125,616			85.31	10,715,793	1.06%			16.65%
High-Income Bond Fund - Class 1 (AFHY)
2016			1.30%	13,960			60.99	851,416	6.41%			16.30%
2015			1.30%	13,269			52.44	695,779	5.38%			-8.15%
2014			1.30%	21,295			57.09	1,215,827	4.36%			-0.51%
2013			1.30%	24,207			57.38	1,389,069	7.34%			5.51%
2012			1.30%	35,854			54.39	1,950,049	7.73%			12.42%
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
2016	0.40%	to	2.85%	60,059,364	11.98	to	10.94	751,684,583	1.32%	6.85%	to	4.23%
2015	0.40%	to	2.75%	63,474,141	11.21	to	10.52	752,011,702	1.49%	-1.47%	to	-3.79%
2014	0.40%	to	2.75%	65,640,615	11.38	to	10.94	798,451,750	0.07%	2.50%	to	0.08%
2013	0.40%	to	2.55%	32,981,115	11.10	to	11.87	395,954,374	2.15%	11.03%	to	17.51%	****
2012	1.15%	to	2.30%	1,300,941	10.12	to	10.10	13,160,237	1.27%	1.22%	to	1.03%	****
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
2016			1.30%	19,599			35.91	703,758	1.59%			0.12%
2015			1.30%	21,051			35.86	754,989	1.59%			0.61%
2014			1.30%	25,113			35.65	895,197	1.33%			3.87%
2013			1.30%	26,433			34.32	907,146	0.87%			-4.14%
2012			1.30%	30,588			35.80	1,095,025	1.20%			0.88%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BlackRock High Yield V.I. Fund - Class III (BRVHY3)
2016	1.15%	to	2.50%	1,270,873	10.29	to	10.06	12,972,988	5.17%	11.52%	to	10.01%
2015	1.15%	to	2.50%	472,591	9.23	to	9.15	4,345,939	2.87%	-7.70%	to	-8.55%	****
BlackRock Total Return V.I. Fund - Class III (BRVTR3)
2016	0.40%	to	2.85%	16,323,965	10.06	to	9.65	161,297,863	1.76%	2.05%	to	-0.45%
2015	0.40%	to	2.50%	6,186,106	9.86	to	9.72	60,516,404	0.94%	-1.45%	to	-2.84%	****
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
2016	0.40%	to	2.85%	17,052,613	11.36	to	10.90	190,253,960	1.79%	15.60%	to	12.76%
2015	0.40%	to	2.50%	6,235,745	9.83	to	9.69	60,821,673	1.38%	-1.73%	to	-3.12%	****
Global Allocation V.I. Fund - Class III (MLVGA3)
2016	0.40%	to	2.85%	23,713,308	16.46	to	13.60	354,185,101	1.19%	3.39%	to	0.85%
2015	0.40%	to	2.85%	25,726,229	15.92	to	13.49	375,967,713	1.09%	-1.40%	to	-3.82%
2014	0.40%	to	2.85%	22,411,842	16.15	to	14.02	336,749,454	2.54%	1.52%	to	-0.97%
2013	0.40%	to	2.65%	16,742,221	15.91	to	14.30	251,321,137	1.27%	13.96%	to	11.38%
2012	0.65%	to	2.65%	11,530,622	13.83	to	12.84	154,015,464	1.60%	9.25%	to	7.05%
Money Market Portfolio(TM) (CHSMM)
2016	0.75%	to	1.35%	561,907	9.60	to	9.72	5,537,570	0.01%	-0.74%	to	-1.33%
2015	0.75%	to	1.35%	917,962	9.67	to	9.85	9,048,033	0.01%	-0.74%	to	-1.34%
2014	0.75%	to	1.55%	884,847	9.75	to	9.76	8,890,073	0.01%	-0.74%	to	-1.54%
2013	0.65%	to	1.55%	949,742	9.88	to	9.91	9,707,822	0.01%	-0.64%	to	-1.54%
2012	0.65%	to	1.55%	1,047,948	9.94	to	10.06	10,825,869	0.01%	-0.64%	to	-1.54%
VIP Value Series: Service Class (DWVVLS)
2016	0.40%	to	0.60%	57,268	14.90	to	14.79	851,827	1.67%	13.86%	to	13.64%
2015	0.40%	to	0.60%	48,681	13.09	to	13.02	636,020	1.68%	-1.04%	to	-1.24%
2014	0.40%	to	0.60%	47,661	13.22	to	13.18	629,639	1.24%	13.25%	to	13.02%
2013	0.40%	to	0.60%	19,338	11.68	to	11.66	225,706	0.00%	16.78%	to	16.62%	****
VIP Small Cap Value Series: Service Class (DWVSVS)
2016	0.40%	to	2.85%	3,789,125	15.75	to	14.38	56,943,567	0.62%	30.56%	to	27.36%
2015	0.40%	to	2.85%	2,546,750	12.06	to	11.29	29,685,190	0.48%	-6.84%	to	-9.13%
2014	0.40%	to	2.75%	1,869,070	12.95	to	12.44	23,690,053	0.26%	5.20%	to	2.71%
2013	0.40%	to	2.65%	466,331	12.31	to	12.12	5,692,293	0.00%	23.09%	to	21.23%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2016	0.80%	to	1.40%	4,105,599	45.76	to	51.62	215,623,442	2.00%	10.82%	to	10.15%
2015	0.80%	to	1.40%	4,605,478	41.30	to	46.86	219,443,889	1.81%	0.30%	to	-0.31%
2014	0.80%	to	1.40%	5,106,390	41.17	to	47.01	243,861,596	1.74%	12.52%	to	11.84%
2013	0.80%	to	1.40%	5,646,503	36.59	to	42.03	241,002,392	1.84%	30.97%	to	30.18%
2012	0.80%	to	1.40%	6,373,721	27.94	to	32.29	208,787,008	2.02%	14.81%	to	14.11%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2016	0.40%	to	2.65%	5,448,421	17.84	to	23.00	141,923,286	1.75%	11.00%	to	8.50%
2015	0.40%	to	2.65%	6,053,900	16.07	to	21.20	144,118,066	1.54%	0.46%	to	-1.80%
2014	0.40%	to	2.80%	7,085,178	16.00	to	19.37	169,352,638	1.48%	12.65%	to	9.94%
2013	0.40%	to	2.70%	8,091,350	14.20	to	19.50	174,125,566	1.62%	31.18%	to	28.15%
2012	0.40%	to	2.85%	7,884,652	10.82	to	13.70	131,104,877	1.82%	15.01%	to	12.18%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2016	0.80%	to	1.40%	917,419	33.85	to	38.84	37,838,359	1.31%	9.49%	to	8.83%
2015	0.80%	to	1.40%	1,041,694	30.92	to	35.68	39,423,748	1.07%	-3.97%	to	-4.55%
2014	0.80%	to	1.40%	1,151,261	32.19	to	37.39	45,614,538	1.06%	12.55%	to	11.86%
2013	0.80%	to	1.40%	1,265,074	28.60	to	33.42	44,786,596	1.26%	33.27%	to	32.46%
2012	0.80%	to	1.40%	1,435,555	21.46	to	25.23	38,303,631	0.82%	11.08%	to	10.40%
Floating-Rate Income Fund (ETVFR)
2016	0.40%	to	2.80%	4,327,808	10.86	to	10.00	44,989,788	3.44%	8.51%	to	5.90%
2015	0.40%	to	2.80%	2,619,558	10.01	to	9.44	25,354,740	3.34%	-1.39%	to	-3.76%
2014	0.40%	to	2.75%	2,099,789	10.15	to	9.81	20,901,456	3.22%	0.17%	to	-1.86%	****
2013	0.40%	to	0.60%	16,659	10.13	to	10.12	168,751	1.47%	1.34%	to	1.20%	****
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2016	0.40%	to	0.60%	67,558	12.56	to	12.47	844,472	1.48%	5.04%	to	4.83%
2015	0.40%	to	0.60%	60,710	11.96	to	11.89	723,669	1.66%	3.07%	to	2.87%
2014	0.40%	to	0.60%	57,644	11.60	to	11.56	667,305	2.50%	29.28%	to	29.02%
2013	0.40%	to	0.60%	14,671	8.97	to	8.96	131,494	2.12%	-10.27%	to	-10.39%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Income Securities Fund - Class 2 (FTVIS2)
2016	0.40%	to	2.85%	17,118,771	20.66	to	13.39	261,593,923	4.83%	13.57%	to	10.78%
2015	0.40%	to	2.85%	17,158,069	18.19	to	12.08	234,757,036	4.70%	-7.43%	to	-9.70%
2014	0.40%	to	2.85%	17,836,972	19.65	to	13.38	267,043,861	4.88%	4.20%	to	1.63%
2013	0.40%	to	2.80%	13,882,728	18.86	to	13.22	202,498,769	6.27%	13.49%	to	10.75%
2012	0.65%	to	2.80%	11,580,755	12.21	to	11.94	150,710,957	6.36%	11.92%	to	9.49%
Rising Dividends Securities Fund - Class 2 (FTVRD2)
2016	0.95%	to	2.65%	1,368,599	24.48	to	23.24	37,504,818	1.38%	14.94%	to	12.98%
2015	0.95%	to	2.65%	1,656,734	21.30	to	20.57	39,660,982	1.44%	-4.56%	to	-6.20%
2014	0.95%	to	2.65%	2,031,340	22.32	to	21.93	51,130,465	1.32%	7.69%	to	5.84%
2013	0.95%	to	2.65%	2,397,373			20.72	56,329,577	1.57%			26.25%
2012	0.95%	to	2.80%	2,898,040	16.13	to	14.96	53,163,767	1.62%	10.90%	to	8.82%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2016	0.40%	to	2.95%	2,890,770	21.47	to	28.43	107,210,709	0.81%	29.67%	to	26.36%
2015	0.40%	to	2.95%	3,333,199	16.56	to	22.50	96,723,877	0.63%	-7.76%	to	-10.12%
2014	0.40%	to	3.05%	3,991,805	17.95	to	24.73	126,677,957	0.61%	0.17%	to	-2.50%
2013	0.40%	to	3.05%	4,717,626	17.92	to	25.37	150,768,164	1.32%	35.69%	to	32.09%
2012	0.40%	to	3.20%	5,909,169	13.21	to	18.92	140,705,161	0.76%	17.91%	to	14.59%
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2016	0.40%	to	0.60%	60,134	12.98	to	12.88	778,908	1.83%	11.73%	to	11.50%
2015	0.40%	to	0.60%	55,378	11.62	to	11.55	642,479	3.12%	-4.04%	to	-4.23%
2014	0.40%	to	0.60%	44,952	12.10	to	12.06	543,337	2.39%	5.29%	to	5.07%
2013	0.40%	to	0.60%	26,408	11.50	to	11.48	303,453	1.18%	14.97%	to	14.81%	****
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2016	0.80%	to	2.65%	1,166,947	8.71	to	8.29	9,987,139	0.80%	16.50%	to	14.34%
2015	0.75%	to	2.65%	1,309,203	7.49	to	7.25	9,684,196	2.08%	-20.21%	to	-21.74%
2014	0.80%	to	2.65%	1,514,448	9.38	to	9.26	14,138,286	1.56%	-6.21%	to	-7.39%	****
Templeton Foreign Securities Fund - Class 2 (TIF2)
2016	0.75%	to	2.65%	1,857,240	8.58	to	18.03	39,197,424	1.98%	6.37%	to	4.34%
2015	0.75%	to	2.75%	2,173,064	8.07	to	16.30	43,409,518	3.27%	-7.19%	to	-9.07%
2014	0.75%	to	2.80%	2,504,890	8.69	to	17.81	54,170,708	2.75%	-13.09%	to	-13.62%	****
2013	0.95%	to	2.25%	142,773	21.80	to	22.95	3,570,304	2.39%	21.80%	to	20.21%
2012	0.95%	to	2.25%	165,137	17.90	to	19.09	3,401,372	2.97%	17.11%	to	15.57%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2016	0.40%	to	2.85%	12,642,337	9.73	to	9.20	117,775,054	0.00%	2.53%	to	0.01%
2015	0.40%	to	2.85%	13,724,392	9.49	to	9.20	126,165,269	7.94%	-4.69%	to	-7.03%
2014	0.40%	to	2.85%	14,019,187	9.95	to	9.89	136,868,159	7.06%	1.43%	to	-1.08%	****
2013	0.40%	to	0.60%	39,602	9.81	to	9.80	388,126	0.28%	-1.87%	to	-2.00%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2016	0.40%	to	2.80%	7,292,261	21.22	to	11.47	92,654,856	3.91%	12.73%	to	10.02%
2015	0.40%	to	2.80%	7,830,285	18.82	to	10.42	89,375,175	3.00%	-6.59%	to	-8.84%
2014	0.40%	to	2.75%	7,315,810	20.15	to	11.47	90,348,947	2.69%	2.44%	to	0.02%
2013	0.40%	to	2.65%	5,051,846	19.67	to	11.54	61,795,172	11.10%	23.28%	to	20.49%
2012	0.75%	to	2.65%	2,790,624	10.48	to	9.58	28,120,573	2.64%	14.47%	to	12.27%
Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)
2016	0.40%	to	0.60%	48,249	10.44	to	10.36	502,582	3.51%	7.51%	to	7.29%
2015	0.40%	to	0.60%	44,614	9.71	to	9.65	432,302	7.68%	-4.25%	to	-4.45%
2014	0.40%	to	0.60%	27,378	10.14	to	10.10	277,202	5.99%	1.45%	to	1.25%
2013			0.40%	1,291			9.99	12,900	0.00%			-0.07%	****
Franklin High Income Securities Fund: Class 2 (FTVHI2)
2016	0.40%	to	0.60%	19,397	10.74	to	10.66	207,191	6.75%	16.48%	to	16.25%
2015	0.40%	to	0.60%	16,935	9.22	to	9.17	155,574	2.28%	-9.49%	to	-9.67%
2014	0.40%	to	0.60%	57,693	10.19	to	10.15	587,183	3.84%	-0.42%	to	-0.62%
2013	0.40%	to	0.60%	9,757	10.23	to	10.22	99,686	0.00%	2.29%	to	2.15%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
2016	0.40%	to	2.75%	1,095,185	14.29	to	12.79	14,741,264	0.00%	12.71%	to	10.06%
2015	0.40%	to	2.75%	1,203,449	12.68	to	11.62	14,556,079	0.11%	-4.66%	to	-6.91%
2014	0.40%	to	2.75%	984,626	13.30	to	12.48	12,646,474	0.00%	3.75%	to	1.30%
2013	0.40%	to	2.65%	571,438	12.82	to	12.34	7,167,431	0.61%	27.95%	to	25.06%
2012	0.40%	to	2.65%	153,532	10.02	to	9.87	1,525,895	0.00%	0.19%	to	-1.32%	****
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2016	0.75%	to	2.55%	1,167,613	14.18	to	13.02	15,980,455	0.00%	-0.18%	to	-1.99%
2015	0.75%	to	2.75%	1,392,724	14.21	to	13.18	19,254,944	0.00%	0.28%	to	-1.74%
2014	0.75%	to	2.75%	1,552,810	14.17	to	13.42	21,539,179	0.00%	6.88%	to	4.73%
2013	0.75%	to	2.75%	1,802,302	13.26	to	12.81	23,558,853	0.22%	35.58%	to	32.85%
2012	0.75%	to	2.85%	2,201,353	9.78	to	9.64	21,398,232	0.00%	-2.23%	to	-3.64%	****
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2016	0.40%	to	0.60%	18,926	11.11	to	11.03	209,603	0.44%	11.19%	to	10.97%
2015	0.40%	to	0.60%	19,487	9.99	to	9.94	194,273	4.15%	-4.48%	to	-4.68%
2014	0.40%	to	0.60%	20,089	10.46	to	10.42	209,848	0.00%	5.49%	to	5.28%
2013			0.40%	5,179			9.92	51,350	1.57%			-0.85%	****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2016	0.80%	to	1.40%	535,946	29.63	to	27.44	14,855,704	0.87%	13.78%	to	13.09%
2015	0.80%	to	1.40%	546,122	26.04	to	24.26	13,376,443	1.02%	-3.43%	to	-4.02%
2014	0.80%	to	1.40%	629,150	26.96	to	25.28	16,042,419	0.79%	14.19%	to	13.50%
2013	0.80%	to	1.40%	706,041	23.61	to	22.27	15,844,686	0.92%	31.24%	to	30.45%
2012	0.80%	to	1.40%	597,636	17.99	to	17.07	10,278,714	0.98%	19.41%	to	18.69%
Balanced Portfolio: Service Shares (JABS)
2016	0.95%	to	2.20%	392,370	23.72	to	21.68	9,324,473	1.95%	3.34%	to	2.03%
2015	0.95%	to	2.20%	437,539	22.95	to	21.24	10,108,408	1.61%	-0.54%	to	-1.80%
2014	0.95%	to	2.20%	481,380	23.08	to	21.63	11,224,356	1.50%	7.21%	to	5.86%
2013	0.95%	to	2.20%	528,268	21.53	to	20.44	11,547,602	1.97%	18.66%	to	17.17%
2012	0.95%	to	2.20%	637,267	18.14	to	17.44	11,759,269	2.54%	12.30%	to	10.88%
Enterprise Portfolio: Service Shares (JAMGS)
2016	0.40%	to	0.60%	14,228	15.73	to	15.62	223,445	0.72%	11.66%	to	11.43%
2015	0.40%	to	0.60%	17,758	14.09	to	14.02	249,785	0.84%	3.35%	to	3.14%
2014	0.40%	to	0.60%	9,705	13.64	to	13.59	132,135	0.02%	11.79%	to	11.57%
2013	0.40%	to	0.60%	836	12.20	to	12.18	10,189	0.04%	21.97%	to	21.80%	****
Flexible Bond Portfolio: Service Shares (JAFBS)
2016	0.40%	to	2.85%	4,859,004	10.02	to	9.62	47,777,798	2.72%	1.81%	to	-0.68%
2015	0.40%	to	2.50%	1,919,575	9.85	to	9.71	18,752,458	1.71%	-1.54%	to	-2.94%	****
Forty Portfolio: Service Shares (JACAS)
2016	0.40%	to	2.75%	5,035,118	16.22	to	25.74	125,005,211	0.87%	1.54%	to	-0.85%
2015	0.40%	to	2.75%	5,899,324	15.97	to	25.96	147,320,830	1.22%	11.49%	to	8.86%
2014	0.40%	to	2.80%	6,633,166	14.32	to	23.70	149,619,507	0.03%	8.03%	to	5.43%
2013	0.40%	to	2.80%	7,528,794	13.26	to	22.48	160,065,223	0.58%	30.36%	to	27.22%
2012	0.40%	to	2.95%	8,531,781	10.17	to	17.41	141,263,768	0.59%	23.36%	to	20.20%
Global Technology Portfolio: Service Shares (JAGTS)
2016	0.40%	to	2.85%	5,095,862	16.30	to	15.48	68,797,970	0.09%	13.40%	to	10.62%
2015	0.40%	to	2.85%	4,891,607	14.37	to	14.00	57,799,647	0.80%	4.23%	to	1.66%
2014	0.40%	to	2.75%	3,355,733	13.79	to	13.81	36,917,587	0.00%	8.91%	to	6.34%
2013	0.40%	to	2.65%	2,738,469	12.66	to	13.01	27,240,388	0.00%	26.60%	to	31.81%	****
2012	0.75%	to	2.55%	2,402,225	10.00	to	9.87	17,312,385	0.00%	-0.02%	to	-1.25%	****
Overseas Portfolio: Service Shares (JAIGS)
2016	0.75%	to	2.75%	2,427,421	8.26	to	19.24	39,342,933	5.01%	-7.41%	to	-9.27%
2015	0.75%	to	2.75%	2,950,471	8.92	to	21.21	51,209,149	0.51%	-9.49%	to	-11.31%
2014	0.75%	to	2.80%	3,311,550	9.86	to	23.77	63,697,356	5.76%	-12.76%	to	-14.56%
2013	0.75%	to	2.65%	3,552,741	11.30	to	29.98	76,740,060	3.02%	13.42%	to	11.25%
2012	0.75%	to	2.65%	4,239,187	9.96	to	26.94	80,356,795	0.91%	-0.39%	to	10.17%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2016	0.40%	to	2.85%	4,087,331	9.01	to	8.52	35,091,210	1.28%	20.30%	to	17.35%
2015	0.40%	to	2.85%	2,211,426	7.49	to	7.26	16,012,703	1.36%	-20.38%	to	-22.34%
2014	0.40%	to	2.85%	1,378,884	9.41	to	9.35	12,697,617	4.80%	-5.02%	to	-6.46%	****
2013	0.40%	to	0.60%	4,129	9.90	to	9.89	40,843	2.84%	-0.97%	to	-1.11%	****
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
2016	0.40%	to	2.85%	1,134,112	10.03	to	9.87	11,295,234	4.65%	0.34%	to	-1.30%	****
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)
2016	0.95%	to	2.30%	601,619	10.24	to	9.99	6,098,868	0.38%	4.84%	to	3.41%
2015	0.95%	to	2.30%	633,135	9.77	to	9.66	6,156,386	0.46%	-2.34%	to	-3.36%	****
New Discovery Series - Service Class (MNDSC)
2016	0.40%	to	2.80%	1,975,791	14.08	to	12.57	26,229,003	0.00%	8.36%	to	5.76%
2015	0.40%	to	2.80%	1,931,535	13.00	to	11.88	23,951,034	0.00%	-2.54%	to	-4.89%
2014	0.40%	to	2.65%	1,676,490	13.34	to	12.55	21,619,518	0.00%	-7.86%	to	-9.95%
2013	0.40%	to	2.65%	1,688,392	14.47	to	13.93	23,938,810	0.00%	40.65%	to	37.48%
2012	0.40%	to	2.55%	250,099	10.29	to	10.14	2,551,639	0.00%	2.90%	to	1.41%	****
Utilities Series - Service Class (MVUSC)
2016	0.40%	to	0.60%	13,452	11.11	to	11.03	148,800	3.44%	10.79%	to	10.57%
2015	0.40%	to	0.60%	13,406	10.03	to	9.98	134,024	4.14%	-15.10%	to	-15.27%
2014	0.40%	to	0.60%	9,548	11.82	to	11.78	112,560	2.41%	12.02%	to	11.79%
2013			0.40%	1,989			10.55	20,979	1.31%			5.48%	****
Value Series - Service Class (MVFSC)
2016	0.40%	to	2.95%	13,487,674	17.75	to	23.13	396,228,612	1.89%	13.32%	to	10.43%
2015	0.40%	to	2.95%	13,646,938	15.66	to	20.95	358,519,642	2.08%	-1.33%	to	-3.86%
2014	0.40%	to	3.05%	14,263,480	15.88	to	21.53	384,539,770	1.32%	9.76%	to	6.84%
2013	0.40%	to	3.05%	15,568,092	14.46	to	20.15	386,356,234	0.99%	35.05%	to	31.46%
2012	0.40%	to	3.20%	16,598,824	10.71	to	15.10	308,624,081	1.41%	15.42%	to	12.17%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2016	0.40%	to	2.85%	14,144,359	17.13	to	14.51	224,168,969	1.15%	3.43%	to	0.89%
2015	0.40%	to	2.85%	13,447,782	16.56	to	14.39	208,365,511	1.84%	5.89%	to	3.29%
2014	0.40%	to	2.80%	11,397,673	15.64	to	13.96	168,757,596	1.84%	0.73%	to	-1.70%
2013	0.40%	to	2.80%	9,380,271	15.53	to	14.20	139,601,593	1.42%	27.12%	to	24.06%
2012	0.40%	to	2.65%	6,568,051	12.22	to	11.50	77,870,623	1.47%	15.47%	to	12.85%
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)
2016	0.40%	to	2.85%	964,729	9.48	to	9.09	8,963,172	2.04%	14.51%	to	11.70%
2015	0.40%	to	2.40%	154,932	8.28	to	8.16	1,271,205	0.98%	-17.24%	to	-18.36%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2016	0.80%	to	1.40%	164,356	14.05	to	13.17	2,183,887	2.00%	5.26%	to	4.63%
2015	0.80%	to	1.40%	163,055	13.35	to	12.59	2,069,088	3.56%	-1.45%	to	-2.04%
2014	0.80%	to	1.40%	197,375	13.54	to	12.85	2,562,783	2.72%	6.99%	to	6.35%
2013	0.80%	to	1.40%	94,101	12.66	to	12.08	1,143,334	3.69%	-1.11%	to	-1.71%
2012	0.80%	to	1.40%	114,987	12.80	to	12.29	1,420,643	4.60%	8.56%	to	7.90%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2016	0.95%	to	2.45%	799,543	14.40	to	11.60	10,604,673	1.66%	4.86%	to	3.27%
2015	0.95%	to	2.55%	908,448	13.73	to	11.09	11,541,430	3.15%	-1.77%	to	-3.36%
2014	0.95%	to	2.55%	1,156,982	13.98	to	11.48	15,005,462	3.00%	6.54%	to	4.82%
2013	0.95%	to	2.55%	1,277,247	13.12	to	10.95	15,607,321	3.45%	-1.52%	to	-3.12%
2012	0.95%	to	2.70%	1,488,971	13.32	to	11.13	18,531,355	4.40%	8.15%	to	6.24%
Emerging Markets Debt Portfolio - Class I (MSEM)
2016	0.80%	to	1.40%	64,563	30.77	to	27.35	1,789,500	5.54%	9.67%	to	9.01%
2015	0.80%	to	1.40%	72,640	28.06	to	25.09	1,845,745	5.35%	-1.91%	to	-2.50%
2014	0.80%	to	1.40%	85,072	28.61	to	25.73	2,214,822	5.47%	2.10%	to	1.49%
2013	0.80%	to	1.40%	98,656	28.02	to	25.35	2,529,866	4.00%	-9.48%	to	-10.03%
2012	0.80%	to	1.40%	119,137	30.95	to	28.18	3,393,878	2.84%	17.02%	to	16.31%
Emerging Markets Debt Portfolio - Class II (MSEMB)
2016	0.40%	to	2.05%	34,535	10.09	to	21.83	601,667	5.40%	10.14%	to	8.32%
2015	0.40%	to	2.05%	37,621	9.16	to	20.16	601,037	5.74%	-1.57%	to	-3.20%
2014	0.40%	to	2.05%	44,687	9.31	to	20.82	815,841	5.10%	2.48%	to	0.78%
2013	0.60%	to	2.05%	35,082	9.07	to	20.66	766,339	4.05%	-9.31%	to	-10.63%	***
2012	1.10%	to	2.05%	40,884	25.46	to	23.12	1,006,127	2.77%	16.58%	to	15.45%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Global Real Estate Portfolio - Class II (VKVGR2)
2016	0.40%	to	2.55%	41,570	10.52	to	10.05	436,532	1.27%	2.71%	to	0.50%
2015	0.40%	to	2.55%	38,899	10.24	to	10.00	402,676	1.74%	-1.81%	to	-3.93%
2014	0.40%	to	2.55%	25,692	10.43	to	10.41	275,172	0.77%	13.40%	to	10.95%
2013	0.40%	to	2.55%	8,643	9.20	to	9.39	82,016	3.95%	-8.04%	to	0.02%	****
2012	1.75%	to	2.55%	6,184	9.81	to	9.38	59,694	0.53%	27.67%	to	26.62%
U.S. Real Estate Portfolio - Class II (MSVREB)
2013			1.35%	27			27.39	739	0.86%			0.38%
2012			1.35%	27			27.28	737	0.55%			14.06%
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
2016	1.15%	to	2.80%	13,095,102	10.93	to	10.48	142,032,231	1.93%	8.78%	to	6.97%
2015	0.40%	to	2.75%	6,439,133	10.16	to	9.81	64,293,500	2.75%	-0.26%	to	-2.61%
2014	1.15%	to	2.75%	2,143,787	10.15	to	10.07	21,714,913	2.24%	1.48%	to	0.71%	****
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
2016	0.40%	to	2.85%	96,551,805	10.51	to	9.89	987,741,851	0.00%	8.11%	to	5.46%
2015	0.40%	to	2.85%	62,152,068	9.72	to	9.37	594,463,401	2.53%	-2.64%	to	-5.03%
2014	0.40%	to	2.85%	18,774,801	9.99	to	9.87	186,508,714	2.13%	-0.13%	to	-1.28%	****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2016	0.80%	to	1.40%	1,867,130	26.61	to	25.40	47,723,718	2.33%	19.48%	to	18.76%
2015	0.80%	to	1.40%	2,093,055	22.27	to	21.39	45,007,584	2.30%	-5.04%	to	-5.62%
2014	0.80%	to	1.40%	2,467,526	23.45	to	22.66	56,170,444	1.99%	12.21%	to	11.54%
2013	0.80%	to	1.40%	2,696,763	20.90	to	20.32	54,995,928	1.81%	30.84%	to	30.05%
2012	0.80%	to	1.40%	3,121,609	15.97	to	15.62	48,909,691	0.95%	13.74%	to	13.05%
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2016	0.40%	to	2.85%	7,464,284	27.06	to	22.36	185,339,257	2.29%	19.73%	to	16.80%
2015	0.40%	to	2.85%	7,354,304	22.60	to	19.14	154,374,620	2.21%	-4.82%	to	-7.17%
2014	0.40%	to	2.85%	7,970,170	23.74	to	20.62	177,443,963	1.84%	12.50%	to	9.73%
2013	0.40%	to	2.95%	8,531,980	21.11	to	18.70	170,779,673	1.70%	31.15%	to	27.79%
2012	0.40%	to	3.30%	9,244,748	16.09	to	14.44	142,658,402	0.80%	13.99%	to	10.66%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2016	0.40%	to	3.00%	385,906,351	21.89	to	13.08	5,945,846,700	1.95%	8.56%	to	5.74%
2015	0.40%	to	3.10%	375,976,645	20.16	to	12.25	5,391,012,966	1.44%	0.58%	to	-2.15%
2014	0.40%	to	3.10%	366,259,790	20.04	to	12.52	5,277,274,067	0.96%	4.57%	to	1.74%
2013	0.40%	to	3.10%	352,795,401	19.17	to	12.30	4,915,430,706	1.30%	22.79%	to	19.46%
2012	0.40%	to	3.25%	331,857,633	15.61	to	10.19	3,804,061,084	1.32%	15.25%	to	11.95%
American Funds NVIT Bond Fund - Class II (GVABD2)
2016	0.40%	to	3.00%	199,364,903	11.97	to	9.77	2,298,086,243	2.60%	2.24%	to	-0.42%
2015	0.40%	to	3.10%	172,807,397	11.71	to	9.71	1,965,834,351	1.41%	-0.63%	to	-3.32%
2014	0.40%	to	3.10%	152,420,112	11.78	to	10.04	1,761,545,398	1.28%	4.56%	to	1.72%
2013	0.40%	to	3.10%	135,018,265	11.27	to	9.87	1,507,737,411	1.87%	-2.96%	to	-5.59%
2012	0.40%	to	3.30%	106,649,138	11.61	to	10.32	1,236,279,493	2.29%	4.55%	to	1.49%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2016	0.40%	to	2.85%	16,411,990	14.76	to	13.64	257,450,632	1.51%	-0.21%	to	-2.66%
2015	0.40%	to	2.85%	16,378,721	14.79	to	14.01	260,099,991	0.66%	6.12%	to	3.51%
2014	0.40%	to	2.85%	14,633,884	13.94	to	13.54	221,909,548	0.73%	1.43%	to	-1.07%
2013	0.40%	to	2.95%	13,261,501	13.74	to	13.58	200,905,979	0.40%	28.13%	to	24.85%
2012	0.40%	to	3.30%	11,903,007	10.73	to	10.61	142,527,413	0.88%	21.60%	to	18.05%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2016	0.40%	to	2.85%	27,107,207	16.57	to	14.18	441,281,396	0.23%	8.63%	to	5.96%
2015	0.40%	to	2.85%	27,464,041	15.25	to	13.38	416,565,768	0.73%	6.00%	to	3.39%
2014	0.40%	to	2.85%	25,379,860	14.39	to	12.95	367,777,799	0.46%	7.63%	to	4.99%
2013	0.40%	to	2.95%	23,231,955	13.37	to	12.23	316,995,054	0.33%	29.09%	to	25.79%
2012	0.40%	to	3.30%	21,178,621	10.35	to	9.49	226,732,776	0.22%	16.93%	to	13.52%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2016	0.40%	to	3.00%	180,180,514	16.93	to	12.47	2,606,571,152	1.21%	10.64%	to	7.76%
2015	0.40%	to	3.10%	165,263,144	15.30	to	11.47	2,181,652,320	0.86%	0.68%	to	-2.05%
2014	0.40%	to	3.10%	152,683,209	15.20	to	11.71	2,022,271,032	0.81%	9.79%	to	6.81%
2013	0.40%	to	3.10%	141,379,875	13.84	to	10.96	1,724,502,696	1.03%	32.44%	to	28.85%
2012	0.40%	to	3.30%	135,436,985	10.45	to	8.41	1,257,381,268	1.07%	16.59%	to	13.19%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated NVIT High Income Bond Fund - Class I (HIBF)
2016	0.40%	to	2.65%	3,399,461	10.93	to	18.50	72,967,129	5.58%	13.70%	to	11.14%
2015	0.40%	to	2.55%	3,261,275	9.61	to	16.87	62,663,254	4.94%	-3.00%	to	-5.09%
2014	0.40%	to	2.75%	3,331,749	9.91	to	16.04	66,619,379	5.02%	-0.94%	to	-0.27%	****
2013	0.95%	to	2.15%	255,684	18.96	to	18.59	5,137,094	6.06%	6.06%	to	4.77%
2012	0.95%	to	2.15%	317,408	17.88	to	17.75	6,043,995	7.51%	13.47%	to	12.09%
NVIT Emerging Markets Fund - Class I (GEM)
2016	0.40%	to	1.40%	426,004	8.39	to	18.43	7,799,060	0.81%	7.29%	to	6.21%
2015	0.40%	to	1.40%	494,600	7.82	to	17.35	8,589,139	0.80%	-16.33%	to	-17.17%
2014	0.40%	to	1.40%	578,521	9.35	to	20.95	12,154,794	1.23%	-5.88%	to	-6.83%
2013	0.40%	to	1.40%	14,366	9.93	to	22.48	236,988	1.18%	-0.70%	to	-0.66%	****
2012	0.80%	to	1.40%	8,617	24.38	to	22.63	196,533	0.46%	16.28%	to	15.57%
NVIT Emerging Markets Fund - Class II (GEM2)
2016	0.75%	to	2.80%	1,775,366	8.58	to	21.10	45,333,109	0.81%	6.67%	to	4.48%
2015	0.75%	to	2.80%	2,110,360	8.04	to	20.19	50,910,242	0.47%	-16.86%	to	-18.58%
2014	0.75%	to	2.80%	2,054,838	9.68	to	24.80	59,811,178	1.26%	-3.23%	to	-8.37%	****
2013	1.15%	to	2.25%	28,105	34.04	to	30.14	924,616	0.92%	-0.73%	to	-1.83%
2012	1.15%	to	2.25%	32,659	34.28	to	30.70	1,087,434	0.21%	15.64%	to	14.35%
NVIT International Equity Fund - Class I (GIG)
2016	0.40%	to	1.40%	1,229,114	10.80	to	12.88	15,966,524	2.09%	0.47%	to	-0.54%
2015	0.40%	to	1.40%	1,434,332	10.75	to	12.95	18,728,602	0.48%	-3.44%	to	-4.41%
2014	0.40%	to	1.40%	1,638,422	11.13	to	13.55	22,381,242	2.55%	-0.85%	to	-1.84%
2013	0.40%	to	1.40%	8,336	11.23	to	13.81	101,582	0.68%	12.25%	to	16.18%	****
2012	0.80%	to	1.40%	3,168	12.80	to	11.88	38,015	0.84%	14.68%	to	13.99%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2016	0.40%	to	2.80%	4,680,764	9.53	to	7.43	38,728,376	1.94%	0.23%	to	-2.18%
2015	0.40%	to	2.80%	4,786,711	9.50	to	7.59	39,980,311	0.29%	-3.61%	to	-5.93%
2014	0.40%	to	2.75%	4,306,729	9.86	to	8.10	37,716,834	3.65%	-1.12%	to	-3.45%
2013	0.40%	to	2.75%	3,288,584	9.97	to	8.39	29,543,767	0.54%	17.09%	to	14.33%
2012	0.40%	to	2.75%	3,157,577	8.51	to	7.34	24,533,603	0.60%	14.76%	to	12.05%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2016	0.80%	to	1.40%	4,870,321	15.22	to	14.44	70,764,705	0.78%	12.70%	to	12.02%
2015	0.80%	to	1.40%	5,502,381	13.51	to	12.89	71,326,597	0.76%	-1.87%	to	-2.46%
2014	0.80%	to	1.40%	6,161,181	13.76	to	13.22	81,826,962	0.87%	5.75%	to	5.11%
2013	0.80%	to	1.40%	7,038,080	13.02	to	12.58	88,865,814	1.01%	42.67%	to	41.81%
2012	0.80%	to	1.40%	7,916,101	9.12	to	8.87	70,427,668	1.41%	16.00%	to	15.30%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2016	0.40%	to	2.55%	1,806,938	15.41	to	12.88	25,449,885	0.70%	13.09%	to	10.66%
2015	0.40%	to	2.65%	2,018,042	13.63	to	11.55	25,411,230	0.66%	-1.59%	to	-3.81%
2014	0.40%	to	2.65%	2,346,283	13.85	to	12.01	30,361,971	0.75%	6.13%	to	3.74%
2013	0.40%	to	2.80%	2,987,351	13.05	to	11.47	36,797,573	0.94%	42.96%	to	39.52%
2012	0.40%	to	2.75%	2,768,451	9.13	to	8.24	24,154,968	1.40%	16.37%	to	13.62%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2016	0.80%	to	1.40%	129,072	17.04	to	16.16	2,103,063	0.76%	9.23%	to	8.57%
2015	0.80%	to	1.40%	164,906	15.60	to	14.89	2,472,698	0.83%	-1.12%	to	-1.72%
2014	0.80%	to	1.40%	175,685	15.77	to	15.15	2,677,715	0.81%	9.72%	to	9.05%
2013	0.80%	to	1.40%	271,583	14.38	to	13.89	3,790,960	0.91%	37.66%	to	36.82%
2012	0.80%	to	1.40%	234,137	10.44	to	10.15	2,387,237	1.29%	10.60%	to	9.93%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2016	0.40%	to	2.95%	7,416,099	18.37	to	13.98	117,854,984	0.69%	9.67%	to	6.87%
2015	0.40%	to	2.95%	8,567,800	16.75	to	13.08	125,428,797	0.74%	-0.82%	to	-3.36%
2014	0.40%	to	3.05%	10,053,530	16.89	to	13.44	149,785,781	0.79%	10.07%	to	7.14%
2013	0.40%	to	3.05%	13,130,785	15.35	to	12.55	178,916,238	0.69%	38.00%	to	34.33%
2012	0.40%	to	3.20%	15,266,456	11.12	to	9.27	152,375,245	1.04%	10.94%	to	7.81%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2016	0.75%	to	2.70%	5,239,664	21.99	to	11.77	67,465,921	2.34%	7.55%	to	5.45%
2015	0.40%	to	2.70%	5,356,750	20.93	to	11.16	64,715,621	2.80%	-2.15%	to	-4.41%
2014	0.75%	to	2.75%	4,780,265	20.97	to	11.64	59,819,242	2.25%	3.71%	to	1.62%
2013	0.75%	to	2.70%	3,708,333	20.22	to	11.48	45,281,166	1.36%	28.50%	to	25.98%
2012	0.75%	to	2.60%	2,931,734	15.73	to	9.16	28,162,711	1.04%	15.28%	to	13.13%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2016	0.40%	to	3.10%	170,712,773	14.78	to	11.07	2,182,783,312	2.64%	5.68%	to	2.83%
2015	0.40%	to	3.10%	174,013,314	13.98	to	10.76	2,126,792,967	2.65%	-1.45%	to	-4.13%
2014	0.40%	to	3.10%	170,119,173	14.19	to	11.23	2,131,595,271	2.37%	3.88%	to	1.06%
2013	0.40%	to	3.10%	159,209,883	13.66	to	11.11	1,940,345,195	1.72%	14.20%	to	11.10%
2012	0.40%	to	3.10%	145,128,586	11.96	to	10.00	1,561,559,296	1.57%	10.62%	to	7.61%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2016	0.40%	to	3.00%	200,598,080	15.53	to	11.48	2,632,282,710	2.68%	6.89%	to	4.11%
2015	0.40%	to	3.00%	217,431,242	14.52	to	11.02	2,697,751,014	2.99%	-1.72%	to	-4.29%
2014	0.40%	to	3.00%	230,201,524	14.78	to	11.52	2,934,450,319	2.44%	4.28%	to	1.56%
2013	0.40%	to	3.00%	237,108,265	14.17	to	11.34	2,929,764,084	1.59%	20.76%	to	17.61%
2012	0.40%	to	3.00%	233,768,591	11.74	to	9.64	2,418,598,441	1.37%	13.19%	to	10.23%
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2016	0.40%	to	2.85%	60,815,023	14.04	to	10.55	723,035,083	2.47%	4.20%	to	1.64%
2015	0.40%	to	2.85%	61,515,066	13.47	to	10.38	708,882,876	2.11%	-1.13%	to	-3.56%
2014	0.65%	to	2.85%	62,574,511	13.43	to	10.77	737,227,944	2.19%	2.66%	to	0.39%
2013	0.65%	to	3.05%	63,620,813	13.09	to	10.60	736,273,959	1.73%	4.25%	to	1.73%
2012	0.65%	to	3.05%	67,968,499	12.55	to	10.42	761,069,541	1.92%	6.80%	to	4.21%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2016	0.40%	to	3.40%	204,434,070	15.17	to	10.95	2,651,970,663	2.67%	6.31%	to	3.12%
2015	0.40%	to	3.40%	218,892,033	14.27	to	10.62	2,699,910,291	2.81%	-1.46%	to	-4.43%
2014	0.40%	to	3.40%	229,287,740	14.48	to	11.11	2,900,569,131	2.39%	4.15%	to	1.01%
2013	0.40%	to	3.40%	234,566,759	13.91	to	11.00	2,881,167,187	1.67%	17.33%	to	13.80%
2012	0.40%	to	3.40%	212,166,284	11.85	to	9.67	2,246,273,889	1.45%	11.92%	to	8.54%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2016	0.40%	to	3.05%	27,286,181	15.64	to	11.37	354,523,164	2.56%	7.16%	to	4.32%
2015	0.40%	to	3.05%	29,878,087	14.59	to	10.90	366,262,797	3.03%	-1.90%	to	-4.51%
2014	0.75%	to	3.05%	31,438,275	14.55	to	11.42	397,258,417	2.42%	3.78%	to	1.37%
2013	0.75%	to	3.05%	33,028,201	14.02	to	11.26	405,457,133	1.46%	23.34%	to	20.49%
2012	0.75%	to	3.05%	36,890,388	11.37	to	9.35	369,237,595	1.20%	13.72%	to	11.08%
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2016	0.40%	to	2.95%	65,146,020	14.40	to	11.04	819,439,987	2.59%	5.57%	to	2.88%
2015	0.40%	to	2.95%	68,111,828	13.64	to	10.73	819,912,745	2.47%	-1.46%	to	-3.98%
2014	0.40%	to	2.95%	69,676,994	13.84	to	11.18	859,787,324	2.36%	3.67%	to	1.01%
2013	0.40%	to	2.95%	68,643,015	13.35	to	11.07	826,294,932	1.77%	10.79%	to	7.96%
2012	0.40%	to	2.95%	65,866,801	12.05	to	10.25	723,179,275	1.73%	9.60%	to	6.79%
NVIT Core Bond Fund - Class I (NVCBD1)
2016	0.80%	to	1.40%	272,710	13.37	to	12.69	3,482,975	3.06%	4.51%	to	3.88%
2015	0.80%	to	1.40%	233,064	12.80	to	12.22	2,862,984	2.97%	-1.51%	to	-2.11%
2014	0.80%	to	1.40%	271,564	12.99	to	12.48	3,406,018	3.45%	4.21%	to	3.58%
2013	0.80%	to	1.40%	190,072	12.47	to	12.05	2,298,921	2.07%	-2.70%	to	-3.28%
2012	0.80%	to	1.40%	263,240	12.81	to	12.46	3,289,537	3.36%	6.89%	to	6.24%
NVIT Core Bond Fund - Class II (NVCBD2)
2016	0.40%	to	2.95%	7,826,378	13.75	to	10.81	96,041,882	2.86%	4.59%	to	1.92%
2015	0.40%	to	2.95%	8,086,301	13.14	to	10.61	95,953,153	2.73%	-1.28%	to	-3.80%
2014	0.40%	to	3.05%	8,368,425	13.31	to	10.95	101,507,614	2.38%	4.26%	to	1.49%
2013	0.40%	to	3.05%	9,372,371	12.77	to	10.79	109,949,098	2.34%	-2.52%	to	-5.11%
2012	0.40%	to	3.05%	9,816,211	13.10	to	11.37	119,381,480	2.62%	7.05%	to	4.20%
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2016	0.40%	to	2.65%	5,144,916	14.79	to	11.88	67,608,454	2.85%	2.92%	to	0.60%
2015	0.40%	to	2.65%	5,081,927	14.37	to	11.81	65,587,568	1.54%	-0.92%	to	-3.15%
2014	0.40%	to	2.70%	4,904,620	14.50	to	12.15	64,579,296	2.30%	4.46%	to	2.05%
2013	0.40%	to	2.70%	3,944,916	13.88	to	11.91	50,288,214	1.66%	-2.44%	to	-4.69%
2012	0.40%	to	2.70%	3,683,753	14.23	to	12.50	48,657,773	2.17%	6.69%	to	4.22%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Nationwide Fund - Class I (TRF)
2016	0.80%	to	1.40%	1,304,033	36.96	to	39.67	118,905,204	1.39%	10.50%	to	9.83%
2015	0.80%	to	1.40%	1,468,479	33.45	to	36.12	121,497,169	1.19%	0.13%	to	-0.48%
2014	0.80%	to	1.40%	1,636,013	33.40	to	36.29	135,171,460	1.15%	11.25%	to	10.58%
2013	0.80%	to	1.40%	1,835,389	30.02	to	32.82	135,786,101	1.30%	30.05%	to	29.27%
2012	0.80%	to	1.40%	2,096,623	23.09	to	25.39	119,341,085	1.37%	13.30%	to	12.61%
NVIT Nationwide Fund - Class II (TRF2)
2016	0.40%	to	2.95%	4,706,075	15.58	to	17.98	111,044,455	1.12%	10.71%	to	7.89%
2015	0.40%	to	2.95%	5,584,163	14.07	to	16.67	120,383,706	0.93%	0.26%	to	-2.31%
2014	0.40%	to	3.05%	6,491,200	14.04	to	16.86	140,987,217	0.87%	11.37%	to	8.41%
2013	0.40%	to	3.05%	8,102,028	12.61	to	15.55	158,792,423	1.02%	30.27%	to	26.80%
2012	0.65%	to	3.20%	9,811,244	9.45	to	12.08	148,902,932	1.11%	13.11%	to	10.20%
NVIT Government Bond Fund - Class I (GBF)
2016	0.40%	to	2.95%	13,597,359	12.39	to	10.20	218,300,104	1.86%	0.34%	to	-2.22%
2015	0.40%	to	2.95%	14,815,954	12.35	to	10.43	236,767,960	1.67%	-0.51%	to	-3.06%
2014	0.40%	to	3.05%	16,944,271	12.41	to	10.63	271,504,303	1.93%	4.15%	to	1.38%
2013	0.40%	to	3.05%	20,054,696	11.92	to	10.49	305,167,631	1.88%	-4.44%	to	-6.98%
2012	0.40%	to	3.20%	22,621,715	12.47	to	11.11	368,323,060	2.12%	2.64%	to	-0.25%
NVIT International Index Fund - Class II (GVIX2)
2016	0.40%	to	0.60%	57,766	10.25	to	10.18	589,297	3.45%	0.35%	to	0.15%
2015	0.40%	to	0.60%	29,332	10.21	to	10.16	298,906	3.39%	-1.65%	to	-1.85%
2014			0.40%	5,529			10.39	57,426	3.50%			-6.50%
NVIT International Index Fund - Class VIII (GVIX8)
2016	0.40%	to	2.65%	5,900,388	9.05	to	8.21	54,316,240	2.49%	0.12%	to	-2.13%
2015	0.40%	to	2.65%	5,462,717	9.04	to	8.38	50,837,544	2.14%	-1.78%	to	-4.00%
2014	0.65%	to	2.65%	4,101,560	8.92	to	8.73	39,378,317	3.12%	-6.80%	to	-8.67%
2013	0.65%	to	2.60%	3,121,010	9.57	to	9.60	32,543,493	3.00%	20.22%	to	17.87%
2012	0.65%	to	2.75%	2,316,939	7.96	to	8.06	20,283,307	2.53%	17.44%	to	14.95%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2016	0.40%	to	2.95%	7,220,827	23.17	to	19.25	175,539,717	1.59%	9.03%	to	6.25%
2015	0.40%	to	2.95%	8,101,133	21.26	to	18.12	183,423,552	1.36%	-1.39%	to	-3.92%
2014	0.40%	to	3.05%	9,151,603	21.56	to	18.63	212,106,942	1.59%	4.57%	to	1.78%
2013	0.40%	to	3.05%	10,396,960	20.61	to	18.31	232,623,098	1.52%	26.74%	to	23.37%
2012	0.75%	to	3.05%	12,793,695	10.08	to	14.84	229,284,249	1.39%	15.03%	to	12.36%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2016	0.40%	to	2.95%	94,544,701	17.22	to	14.12	1,499,704,435	1.99%	5.88%	to	3.18%
2015	0.40%	to	2.95%	87,448,829	16.26	to	13.68	1,323,221,002	1.76%	-0.57%	to	-3.12%
2014	0.40%	to	2.95%	79,083,321	16.36	to	14.12	1,215,729,285	1.79%	4.17%	to	1.50%
2013	0.40%	to	3.05%	69,467,461	15.70	to	13.85	1,036,338,855	1.87%	12.97%	to	9.97%
2012	0.40%	to	3.05%	54,359,537	13.90	to	12.59	725,544,444	1.98%	8.95%	to	6.04%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2016	0.40%	to	2.65%	79,973,616	19.86	to	16.67	1,461,461,049	1.80%	7.31%	to	4.89%
2015	0.40%	to	2.65%	83,811,605	18.51	to	15.90	1,442,283,040	1.55%	-0.93%	to	-3.17%
2014	0.40%	to	3.00%	84,721,057	18.69	to	16.08	1,487,768,339	1.71%	4.79%	to	2.06%
2013	0.40%	to	3.00%	85,633,495	17.83	to	15.76	1,450,611,221	1.78%	19.02%	to	15.91%
2012	0.40%	to	3.00%	82,215,483	14.98	to	13.60	1,182,944,342	1.83%	11.80%	to	8.88%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2016	0.60%	to	2.80%	48,849,367	13.50	to	11.65	692,459,501	1.98%	3.64%	to	1.35%
2015	0.60%	to	2.80%	46,933,158	13.03	to	11.49	647,698,253	1.73%	-0.34%	to	-2.54%
2014	0.60%	to	2.75%	47,834,340	13.07	to	11.87	667,796,025	1.80%	3.27%	to	1.03%
2013	0.65%	to	2.80%	50,261,670	11.96	to	11.68	685,620,454	1.75%	4.15%	to	1.90%
2012	0.65%	to	2.80%	50,903,848	11.48	to	11.46	672,166,296	1.95%	4.49%	to	2.22%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2016	0.40%	to	3.00%	122,410,696	14.43	to	15.43	2,360,915,572	1.85%	6.72%	to	3.94%
2015	0.40%	to	3.00%	133,428,382	13.52	to	14.84	2,440,679,096	1.57%	-0.73%	to	-3.32%
2014	0.40%	to	3.00%	143,660,270	13.62	to	15.35	2,678,450,645	1.66%	4.76%	to	2.03%
2013	0.40%	to	3.00%	155,762,593	13.00	to	15.05	2,804,955,904	1.71%	16.16%	to	13.13%
2012	0.40%	to	3.05%	155,508,138	11.19	to	13.24	2,443,754,059	1.64%	10.37%	to	7.42%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2016	0.40%	to	3.05%	35,794,497	14.58	to	17.49	819,396,754	1.71%	8.05%	to	5.18%
2015	0.40%	to	3.05%	40,552,102	13.49	to	16.62	868,125,115	1.39%	-1.13%	to	-3.76%
2014	0.40%	to	3.05%	46,994,555	13.65	to	17.27	1,026,988,892	1.61%	4.54%	to	1.76%
2013	0.40%	to	3.05%	55,228,742	13.06	to	16.98	1,164,979,300	1.58%	21.89%	to	18.65%
2012	0.65%	to	3.00%	67,732,226	10.57	to	14.38	1,179,694,762	1.55%	13.02%	to	10.34%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2016	0.40%	to	3.00%	48,904,136	13.92	to	13.44	821,832,274	1.93%	5.28%	to	2.54%
2015	0.40%	to	3.00%	50,084,778	13.22	to	13.11	808,694,181	1.65%	-0.43%	to	-3.03%
2014	0.40%	to	3.00%	52,322,609	13.27	to	13.51	858,154,256	1.80%	4.32%	to	1.60%
2013	0.40%	to	3.00%	52,936,074	12.73	to	13.30	841,943,865	1.73%	10.05%	to	7.18%
2012	0.40%	to	3.05%	54,508,202	11.56	to	12.35	794,778,742	1.72%	7.61%	to	4.74%
NVIT Mid Cap Index Fund - Class I (MCIF)
2016	0.40%	to	2.75%	5,547,630	21.70	to	29.62	193,989,657	1.30%	19.81%	to	16.99%
2015	0.40%	to	2.75%	5,257,305	18.11	to	25.32	155,396,682	1.13%	-2.92%	to	-5.21%
2014	0.40%	to	2.75%	4,963,956	18.66	to	26.71	152,227,565	1.10%	8.98%	to	6.41%
2013	0.40%	to	2.65%	4,806,703	17.12	to	27.77	136,319,618	1.14%	32.52%	to	29.52%
2012	0.40%	to	2.75%	4,886,268	12.92	to	19.40	105,624,395	1.09%	17.00%	to	14.24%
NVIT Money Market Fund - Class I (SAM)
2016	0.40%	to	2.75%	50,109,476	9.85	to	7.90	583,715,336	0.01%	-0.39%	to	-2.74%
2015	0.40%	to	2.85%	50,544,180	9.89	to	8.01	590,994,138	0.00%	-0.40%	to	-2.85%
2014	0.40%	to	2.90%	52,507,000	9.93	to	8.20	618,897,252	0.00%	-0.40%	to	-2.90%
2013	0.40%	to	2.95%	51,823,152	9.97	to	8.39	618,554,973	0.00%	-0.40%	to	-2.95%
2012	0.40%	to	3.30%	55,839,551	10.01	to	8.34	669,400,136	0.00%	-0.40%	to	-3.31%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2016	0.80%	to	1.40%	2,452,159	9.34	to	9.19	22,572,837	1.42%	-2.90%	to	-3.49%
2015	0.80%	to	1.40%	2,745,069	9.62	to	9.52	26,162,417	0.68%	-1.29%	to	-1.88%
2014	0.80%	to	1.40%	3,252,855	9.74	to	9.70	31,573,613	1.05%	-2.58%	to	-2.99%	****
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2016	0.40%	to	2.95%	10,445,091	11.78	to	8.84	104,876,593	1.20%	-2.86%	to	-5.34%
2015	0.40%	to	2.95%	11,631,797	12.12	to	9.34	121,523,376	0.12%	-1.05%	to	-3.59%
2014	0.40%	to	3.05%	13,009,367	12.25	to	9.62	138,699,946	2.12%	-1.75%	to	-4.36%
2013	0.40%	to	3.05%	15,025,508	12.47	to	10.06	164,321,828	0.99%	20.59%	to	17.39%
2012	0.40%	to	3.20%	17,611,397	10.34	to	8.51	161,275,138	0.33%	15.06%	to	11.82%
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2016	0.80%	to	1.40%	343,303	8.90	to	8.76	3,011,220	3.00%	4.39%	to	3.76%
2015	0.80%	to	1.40%	394,375	8.53	to	8.44	3,331,749	1.22%	-5.88%	to	-6.45%
2014	0.80%	to	1.40%	451,831	9.06	to	9.02	4,077,594	1.77%	-9.42%	to	-9.80%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2016	0.40%	to	2.85%	3,854,051	8.94	to	12.32	56,323,559	2.61%	4.56%	to	2.00%
2015	0.40%	to	2.85%	3,936,869	8.55	to	12.08	55,722,655	1.02%	-5.72%	to	-8.04%
2014	0.40%	to	2.85%	3,915,281	9.07	to	13.14	59,443,203	2.68%	-9.34%	to	-12.25%	****
2013	0.95%	to	2.10%	30,305	15.62	to	16.25	519,923	2.15%	19.90%	to	18.51%
2012	0.95%	to	2.10%	35,976	13.03	to	13.71	517,528	0.12%	15.93%	to	14.58%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2016	0.80%	to	1.40%	554,024	15.81	to	15.00	8,379,213	0.80%	1.37%	to	0.76%
2015	0.80%	to	1.40%	621,350	15.60	to	14.89	9,315,584	0.45%	2.61%	to	1.99%
2014	0.80%	to	1.40%	708,684	15.20	to	14.60	10,408,893	0.47%	9.55%	to	8.89%
2013	0.80%	to	1.40%	831,103	13.88	to	13.41	11,200,675	0.76%	33.66%	to	32.86%
2012	0.80%	to	1.40%	904,873	10.38	to	10.09	9,170,528	0.45%	15.42%	to	14.72%
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2016	0.40%	to	2.95%	7,269,482	16.17	to	12.81	105,496,062	0.60%	1.58%	to	-1.01%
2015	0.40%	to	2.95%	8,107,986	15.92	to	12.95	117,161,971	0.22%	2.72%	to	0.09%
2014	0.40%	to	3.05%	8,723,839	15.50	to	12.85	124,086,141	0.24%	9.71%	to	6.79%
2013	0.40%	to	3.05%	9,742,636	14.13	to	12.03	127,555,037	0.50%	33.88%	to	30.32%
2012	0.40%	to	3.20%	10,753,793	10.55	to	9.16	106,290,589	0.22%	15.67%	to	12.42%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2016	0.80%	to	1.40%	222,753	18.65	to	17.91	4,009,163	1.85%	15.42%	to	14.73%
2015	0.80%	to	1.40%	250,352	16.16	to	15.61	3,923,567	1.22%	-3.93%	to	-4.51%
2014	0.80%	to	1.40%	296,761	16.82	to	16.35	4,868,741	1.21%	9.63%	to	8.97%
2013	0.80%	to	1.40%	320,482	15.34	to	15.00	4,820,743	1.43%	34.36%	to	33.54%
2012	0.80%	to	1.40%	284,923	11.42	to	11.24	3,208,201	1.25%	16.87%	to	16.16%
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2016	0.40%	to	2.85%	6,504,812	17.24	to	13.08	95,485,885	1.79%	15.58%	to	12.75%
2015	0.40%	to	2.80%	6,048,438	14.91	to	11.64	77,594,537	1.01%	-3.82%	to	-6.14%
2014	0.40%	to	2.75%	5,883,975	15.50	to	12.45	79,361,366	1.09%	9.80%	to	7.21%
2013	0.40%	to	2.65%	5,423,937	14.12	to	11.68	67,465,993	1.25%	34.49%	to	31.45%
2012	0.40%	to	2.80%	5,175,853	10.50	to	8.82	48,453,793	1.19%	17.12%	to	14.29%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2016	0.80%	to	1.40%	10,317,863	15.96	to	15.15	157,462,898	0.00%	5.62%	to	4.98%
2015	0.80%	to	1.40%	11,576,148	15.11	to	14.43	168,141,797	0.00%	-0.98%	to	-1.58%
2014	0.80%	to	1.40%	12,805,808	15.26	to	14.66	188,821,261	0.00%	3.20%	to	2.58%
2013	0.80%	to	1.40%	14,421,413	14.79	to	14.29	207,116,635	0.00%	37.83%	to	37.00%
2012	0.80%	to	1.40%	16,471,475	10.73	to	10.43	172,515,313	0.00%	13.98%	to	13.29%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2016	0.40%	to	2.95%	7,147,706	15.83	to	12.90	104,584,693	0.00%	5.63%	to	2.94%
2015	0.40%	to	2.95%	8,659,725	14.99	to	12.53	121,110,111	0.00%	-0.74%	to	-3.29%
2014	0.40%	to	3.05%	8,653,958	15.10	to	12.87	123,447,811	0.00%	3.31%	to	0.56%
2013	0.40%	to	3.05%	9,737,422	14.61	to	12.80	135,678,865	0.00%	38.05%	to	34.38%
2012	0.40%	to	3.20%	11,668,408	10.59	to	9.46	118,934,528	0.00%	14.18%	to	10.97%
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2016	0.40%	to	0.60%	34,172	15.73	to	15.61	536,981	1.61%	17.25%	to	17.02%
2015	0.40%	to	0.60%	14,266	13.41	to	13.34	191,283	2.26%	-3.14%	to	-3.33%
2014			0.40%	1,719			13.85	23,808	1.99%			16.68%
2013			0.40%	329			11.87	3,905	1.33%			18.70%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2016	0.40%	to	2.95%	14,406,181	21.53	to	16.77	276,935,485	1.36%	17.12%	to	14.13%
2015	0.40%	to	2.95%	16,383,590	18.39	to	14.69	271,418,395	1.16%	-3.27%	to	-5.75%
2014	0.65%	to	3.05%	18,226,226	18.22	to	15.48	315,118,479	1.36%	16.26%	to	13.45%
2013	0.65%	to	3.05%	20,097,001	15.67	to	13.65	301,002,162	1.16%	34.80%	to	31.54%
2012	0.40%	to	3.20%	22,970,709	12.07	to	10.30	257,001,207	1.09%	15.88%	to	12.61%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2016	0.80%	to	1.40%	487,634	12.31	to	11.13	5,511,328	0.00%	7.44%	to	6.79%
2015	0.80%	to	1.40%	608,574	11.46	to	10.42	6,436,694	0.00%	-0.05%	to	-0.65%
2014	0.80%	to	1.40%	608,105	11.46	to	10.49	6,466,067	0.00%	1.99%	to	1.37%
2013	0.80%	to	1.40%	729,385	11.24	to	10.35	7,636,699	0.00%	43.14%	to	42.27%
2012	0.80%	to	1.40%	896,886	7.85	to	7.27	6,598,263	0.00%	12.53%	to	11.85%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2016	0.40%	to	2.85%	1,265,979	15.53	to	17.86	29,153,361	0.00%	7.63%	to	4.99%
2015	0.40%	to	2.80%	1,375,061	14.43	to	17.12	29,882,885	0.00%	0.13%	to	-2.29%
2014	0.40%	to	2.80%	1,159,126	14.41	to	17.52	25,535,194	0.00%	2.13%	to	-0.33%
2013	0.40%	to	2.65%	1,124,666	14.11	to	19.65	24,462,929	0.00%	43.37%	to	40.14%
2012	0.40%	to	2.80%	1,133,372	9.84	to	12.56	17,482,428	0.00%	12.64%	to	9.92%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2016	0.40%	to	1.40%	827,693	15.66	to	40.10	33,242,961	0.64%	25.43%	to	24.17%
2015	0.40%	to	1.40%	920,025	12.49	to	32.29	29,770,072	0.68%	-6.40%	to	-7.34%
2014	0.40%	to	1.40%	1,020,116	13.34	to	34.85	35,935,394	0.51%	6.59%	to	5.52%
2013	0.80%	to	1.40%	1,227,066	36.32	to	33.03	41,046,063	0.82%	39.28%	to	38.44%
2012	0.80%	to	1.40%	1,335,920	26.08	to	23.86	32,239,790	0.82%	19.48%	to	18.76%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2016	0.40%	to	2.85%	1,159,257	22.10	to	28.35	43,560,924	0.47%	25.11%	to	22.04%
2015	0.40%	to	2.75%	1,128,122	17.66	to	23.53	34,331,477	0.47%	-6.66%	to	-8.87%
2014	0.40%	to	2.75%	1,133,233	18.92	to	25.82	37,480,517	0.29%	6.34%	to	3.83%
2013	0.40%	to	2.70%	1,171,234	17.80	to	28.23	36,924,190	0.67%	39.46%	to	36.25%
2012	0.40%	to	2.90%	1,031,471	12.76	to	17.99	23,534,009	0.53%	19.82%	to	16.81%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2016	0.40%	to	1.40%	1,123,947	15.55	to	62.96	70,421,172	0.32%	22.34%	to	21.12%
2015	0.40%	to	1.40%	1,264,093	12.71	to	51.99	65,157,947	0.36%	-2.03%	to	-3.01%
2014	0.40%	to	1.40%	1,418,968	12.98	to	53.60	75,492,828	0.16%	0.41%	to	-0.60%
2013	0.60%	to	1.40%	1,570,642	12.91	to	53.92	85,139,423	0.13%	29.06%	to	38.94%	****
2012	0.80%	to	1.40%	1,793,384	43.04	to	38.81	70,518,786	0.15%	14.58%	to	13.88%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2016	0.40%	to	2.85%	1,300,494	19.36	to	26.38	44,530,901	0.10%	22.05%	to	19.06%
2015	0.40%	to	2.65%	1,435,176	15.87	to	24.84	40,859,982	0.14%	-2.29%	to	-4.50%
2014	0.40%	to	2.65%	1,594,729	16.24	to	26.00	47,011,896	0.00%	0.15%	to	-2.11%
2013	0.40%	to	2.95%	1,735,362	16.21	to	23.54	51,611,031	0.13%	39.99%	to	36.41%
2012	0.40%	to	2.95%	2,003,112	11.58	to	17.25	43,191,550	0.00%	14.76%	to	11.82%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2016	0.40%	to	2.85%	13,615,977	13.98	to	12.49	219,092,597	3.25%	8.21%	to	5.56%
2015	0.40%	to	2.85%	13,639,542	12.92	to	11.83	204,957,701	1.99%	-3.28%	to	-5.66%
2014	0.40%	to	2.80%	13,686,203	13.35	to	12.62	213,806,609	3.24%	3.47%	to	0.97%
2013	0.40%	to	2.95%	12,261,303	12.91	to	12.29	187,266,465	3.53%	-1.52%	to	-4.04%
2012	0.40%	to	2.95%	10,834,509	13.11	to	12.81	169,630,801	2.63%	11.80%	to	8.93%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2016	0.40%	to	2.85%	13,257,629	11.38	to	9.15	136,142,803	1.72%	2.08%	to	-0.42%
2015	0.40%	to	2.75%	12,236,451	11.15	to	9.26	124,426,225	1.69%	-0.74%	to	-3.08%
2014	0.40%	to	2.80%	11,240,208	11.23	to	9.52	116,324,594	1.04%	0.09%	to	-2.32%
2013	0.40%	to	2.95%	9,506,940	11.22	to	9.66	99,464,599	1.20%	-0.29%	to	-2.85%
2012	0.40%	to	3.30%	7,363,429	11.26	to	9.78	78,140,497	1.40%	3.11%	to	0.10%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2016	0.40%	to	1.40%	13,924,566	10.36	to	23.97	335,516,409	0.74%	3.58%	to	2.19%	****
2015	0.80%	to	1.40%	14,295,494	24.43	to	23.46	337,050,583	0.62%	4.25%	to	3.62%
2014	0.80%	to	1.40%	16,100,387	23.43	to	22.64	366,069,572	0.71%	7.93%	to	7.28%
2013	0.80%	to	1.40%	18,014,768	21.71	to	21.10	381,522,398	0.77%	35.61%	to	34.79%
2012	0.80%	to	1.40%	20,923,729	16.01	to	15.66	328,501,051	0.69%	17.73%	to	17.02%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2016	0.40%	to	2.85%	10,651,011	25.39	to	20.98	248,287,464	0.52%	2.91%	to	0.39%
2015	0.40%	to	2.85%	9,578,573	24.67	to	20.90	219,506,281	0.37%	4.40%	to	1.84%
2014	0.40%	to	2.80%	10,506,727	23.63	to	20.58	233,232,813	0.45%	8.13%	to	5.52%
2013	0.40%	to	2.95%	12,147,466	21.85	to	19.36	251,927,500	0.51%	35.74%	to	32.27%
2012	0.40%	to	2.95%	14,521,525	16.10	to	14.64	224,173,932	0.43%	17.95%	to	14.92%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2016	0.40%	to	2.95%	14,534,440	15.09	to	12.37	201,090,496	2.11%	0.71%	to	-1.86%
2015	0.40%	to	2.95%	14,993,808	14.98	to	12.60	208,223,888	1.84%	-4.29%	to	-6.74%
2014	0.40%	to	3.05%	15,012,122	15.65	to	13.43	220,101,327	3.59%	-8.51%	to	-10.95%
2013	0.40%	to	3.05%	15,771,695	17.11	to	15.08	255,205,998	1.81%	19.61%	to	16.43%
2012	0.40%	to	3.20%	17,866,204	14.30	to	12.88	244,192,723	2.44%	19.08%	to	15.73%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2016	0.40%	to	0.60%	15,125	14.28	to	14.18	215,630	2.58%	17.42%	to	17.18%
2015	0.40%	to	0.60%	22,472	12.16	to	12.10	273,070	1.35%	-6.67%	to	-6.86%
2014	0.40%	to	0.60%	34,050	13.03	to	12.99	443,482	2.30%	8.73%	to	8.51%
2013	0.40%	to	0.60%	16,278	11.98	to	11.97	195,038	0.00%	19.85%	to	19.69%	****
Invesco NVIT Comstock Value Fund - Class II (EIF2)
2016	0.40%	to	2.95%	6,230,456	17.40	to	19.97	164,047,875	2.16%	17.10%	to	14.11%
2015	0.40%	to	2.95%	7,132,894	14.86	to	17.50	162,129,967	1.55%	-6.89%	to	-9.27%
2014	0.40%	to	3.05%	7,305,999	15.96	to	19.06	180,247,716	1.28%	8.49%	to	5.60%
2013	0.40%	to	3.05%	7,694,919	14.71	to	18.05	176,761,059	0.00%	34.76%	to	31.18%
2012	0.65%	to	3.20%	7,739,216	10.32	to	13.55	133,169,084	1.01%	17.40%	to	14.38%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Real Estate Fund - Class I (NVRE1)
2016	0.80%	to	1.40%	3,544,959	14.93	to	14.16	50,537,759	1.95%	6.49%	to	5.85%
2015	0.80%	to	1.40%	3,980,586	14.02	to	13.38	53,571,068	2.51%	-6.11%	to	-6.68%
2014	0.80%	to	1.40%	4,693,279	14.93	to	14.34	67,636,763	2.95%	27.85%	to	27.08%
2013	0.80%	to	1.40%	4,873,879	11.68	to	11.28	55,228,629	1.41%	2.22%	to	1.60%
2012	0.80%	to	1.40%	5,802,593	11.42	to	11.10	64,663,437	1.03%	14.86%	to	14.16%
NVIT Real Estate Fund - Class II (NVRE2)
2016	0.40%	to	2.85%	6,892,130	30.53	to	12.17	94,000,848	1.80%	6.75%	to	4.13%
2015	0.40%	to	2.85%	7,214,889	28.60	to	11.69	93,363,754	2.38%	-6.04%	to	-8.35%
2014	0.40%	to	2.85%	8,086,103	30.43	to	12.75	112,777,865	3.07%	28.09%	to	24.94%
2013	0.40%	to	2.80%	6,586,101	23.76	to	10.24	72,709,206	1.27%	2.29%	to	-0.18%
2012	0.65%	to	2.80%	6,374,471	11.36	to	10.25	69,601,956	0.81%	14.83%	to	12.34%
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2016	0.40%	to	2.45%	612,499	12.06	to	11.18	7,018,150	1.38%	8.33%	to	6.11%
2015	0.40%	to	2.40%	474,175	11.13	to	10.55	5,086,004	3.11%	-2.15%	to	-4.12%
2014	0.40%	to	1.80%	125,679	11.38	to	11.11	1,401,443	3.20%	1.45%	to	0.03%
2013	0.60%			2,099			11.20	23,510	0.71%			12.01%	****
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
2016	1.15%	to	2.40%	320,782	12.20	to	11.64	3,833,860	1.84%	10.11%	to	8.72%
2015	1.30%	to	2.40%	170,818	11.03	to	10.71	1,861,135	5.84%	-4.42%	to	-5.48%
2014	1.60%	to	1.80%	13,188	11.48	to	11.45	151,431	1.86%	1.48%	to	1.27%
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2016	0.40%	to	2.85%	98,053,986	11.12	to	10.15	1,047,139,959	2.40%	5.79%	to	3.19%
2015	0.40%	to	2.85%	91,651,481	10.51	to	9.84	935,119,776	1.21%	-5.26%	to	-7.59%
2014	0.40%	to	2.75%	69,392,456	11.10	to	10.66	755,595,648	3.76%	0.61%	to	-1.76%
2013	0.40%	to	2.30%	20,316,134	11.03	to	10.89	222,426,695	3.28%	10.31%	to	8.90%	****
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2016	0.40%	to	2.85%	49,115,359	11.12	to	10.15	524,456,631	2.38%	5.14%	to	2.56%
2015	0.40%	to	2.85%	45,300,352	10.57	to	9.89	464,991,727	1.31%	-4.68%	to	-7.02%
2014	0.40%	to	2.85%	34,616,610	11.09	to	10.64	376,761,705	3.64%	1.85%	to	-0.65%
2013	0.40%	to	2.65%	9,283,008	10.89	to	10.73	100,339,679	3.34%	8.92%	to	7.27%	****
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2016	0.40%	to	2.85%	77,549,916	11.17	to	10.19	832,143,425	1.82%	6.52%	to	3.91%
2015	0.40%	to	2.85%	65,985,280	10.48	to	9.81	671,610,820	1.87%	-4.34%	to	-6.69%
2014	0.40%	to	2.50%	43,498,040	10.96	to	10.58	467,813,783	1.87%	1.33%	to	-0.81%
2013	0.40%	to	2.30%	11,584,365	10.81	to	10.68	124,342,023	3.40%	8.14%	to	6.76%	****
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2016	0.40%	to	2.85%	37,537,776	11.11	to	10.14	400,604,316	1.85%	5.29%	to	2.70%
2015	0.40%	to	2.85%	33,773,880	10.55	to	9.87	345,921,135	1.67%	-3.63%	to	-6.00%
2014	0.40%	to	2.85%	24,393,200	10.94	to	10.50	262,077,939	2.20%	2.05%	to	-0.46%
2013	0.40%	to	2.30%	6,817,671	10.73	to	10.59	72,583,126	3.12%	7.25%	to	5.88%	****
NVIT Small Cap Index Fund Class II (NVSIX2)
2016	0.40%	to	2.80%	3,887,870	15.02	to	13.74	55,789,584	1.21%	20.39%	to	17.50%
2015	0.40%	to	2.80%	3,214,294	12.48	to	11.69	38,783,835	1.30%	-5.26%	to	-7.55%
2014	0.40%	to	2.80%	1,861,847	13.17	to	12.64	24,010,339	1.25%	4.13%	to	1.62%
2013	0.40%	to	2.80%	723,265	12.65	to	12.44	9,071,715	2.35%	26.46%	to	24.42%	****
NVIT S&P 500 Index Fund Class II (GVEX2)
2016	0.40%	to	2.85%	29,882,432	14.79	to	13.50	421,737,187	1.92%	10.95%	to	8.23%
2015	0.40%	to	2.85%	22,546,059	13.33	to	12.47	290,326,944	2.08%	0.54%	to	-1.93%
2014	0.40%	to	2.85%	12,997,434	13.26	to	12.72	168,655,614	2.77%	12.62%	to	9.85%
2013	0.40%	to	2.65%	3,743,803	11.77	to	11.59	43,701,775	3.41%	17.70%	to	15.92%	****
NW BlkRkNVITMgdGlblAllocII (NVMGA2)
2016	0.40%	to	2.85%	14,720,771	10.15	to	9.21	138,538,134	1.17%	1.52%	to	0.05%	****
2015	1.15%	to	2.50%	5,340,045	9.29	to	9.23	49,503,692	0.00%	-7.15%	to	-7.74%	****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2016	0.40%	to	2.90%	7,701,381	10.70	to	8.39	88,811,356	1.13%	0.82%	to	-1.71%
2015	0.40%	to	2.90%	8,637,198	10.61	to	8.53	99,694,654	1.36%	-0.22%	to	-2.72%
2014	0.40%	to	2.95%	10,327,433	10.63	to	8.72	119,826,653	1.57%	0.21%	to	-2.36%
2013	0.40%	to	2.95%	13,156,674	10.61	to	8.93	150,853,109	2.17%	0.21%	to	-2.35%
2012	0.40%	to	3.05%	13,542,864	10.59	to	9.05	157,169,937	2.89%	4.19%	to	1.41%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
International Portfolio - S Class Shares (AMINS)
2016	1.50%	to	2.25%	7,651	13.02	to	11.91	95,716	0.53%	-3.28%	to	-4.02%
2015	1.50%	to	2.25%	7,363	13.46	to	12.41	96,067	1.00%	0.00%	to	-0.76%
2014	1.50%	to	2.00%	3,270	13.46	to	12.82	43,160	0.21%	-4.73%	to	-5.21%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2016	0.80%	to	2.50%	82,950	9.91	to	26.44	2,432,375	0.00%	3.33%	to	1.56%
2015	0.80%	to	2.50%	108,418	9.59	to	26.03	3,145,377	0.00%	-4.12%	to	-1.53%	****
Socially Responsive Portfolio - I Class Shares (AMSRS)
2016	0.80%	to	2.65%	731,358	23.49	to	22.18	19,228,044	0.66%	8.99%	to	6.96%
2015	0.80%	to	2.65%	879,767	21.55	to	20.74	21,369,110	0.54%	-1.26%	to	-3.10%
2014	0.80%	to	2.65%	1,041,973	21.82	to	21.40	25,709,625	0.36%	9.50%	to	7.46%
2013	0.80%	to	2.65%	1,294,218	19.93	to	19.92	29,316,744	0.68%	36.50%	to	33.96%
2012	0.80%	to	2.65%	1,432,779	14.60	to	14.87	23,889,201	0.22%	10.09%	to	8.03%
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
2016	1.30%	to	2.80%	1,100,769	10.71	to	9.62	11,591,799	0.91%	4.44%	to	2.86%
2015	1.30%	to	2.80%	1,241,805	10.26	to	9.36	12,569,710	1.16%	-6.01%	to	-7.44%
2014	1.30%	to	2.55%	1,045,776	10.91	to	10.62	11,316,209	1.13%	1.36%	to	0.07%
2013	1.30%	to	2.65%	496,927	10.77	to	10.60	5,328,079	0.96%	6.07%	to	4.62%
2012	1.50%	to	1.75%	28,003	10.15	to	10.14	284,049	0.00%	1.47%	to	1.42%	****
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
2016	1.30%	to	2.50%	957,595	10.83	to	10.30	10,223,761	1.34%	3.79%	to	2.53%
2015	1.30%	to	2.50%	1,049,821	10.44	to	10.04	10,832,301	1.56%	-10.56%	to	-11.64%
2014	1.30%	to	2.50%	650,405	11.67	to	11.37	7,507,452	1.02%	-0.43%	to	-1.64%
2013	1.30%	to	2.30%	402,119	11.72	to	11.58	4,688,876	1.59%	14.14%	to	12.98%
2012	1.50%	to	1.75%	14,748	10.27	to	10.26	151,391	0.00%	2.65%	to	2.61%	****
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
2016	1.15%	to	2.85%	764,557	11.14	to	9.69	8,281,252	1.11%	4.63%	to	2.84%
2015	1.15%	to	2.85%	862,211	10.64	to	9.42	8,995,509	1.26%	-7.75%	to	-9.33%
2014	1.15%	to	2.85%	835,495	11.54	to	10.39	9,509,888	1.41%	1.32%	to	-0.42%
2013	1.15%	to	2.30%	189,573	11.39	to	11.23	2,144,830	1.25%	10.68%	to	9.39%
2012	1.50%	to	1.75%	7,494			10.28	77,059	0.00%			2.79%	****
Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2016	0.40%	to	2.50%	944,987	10.18	to	10.03	9,541,193	0.94%	1.76%	to	0.32%	****
Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2016			0.40%	10,635			11.46	121,889	1.40%			6.06%
2015	0.40%	to	0.60%	12,103	10.81	to	10.75	130,620	3.29%	-0.11%	to	-0.31%
2014	0.40%	to	0.60%	10,527	10.82	to	10.78	113,773	1.56%	10.71%	to	10.49%
Real Return Portfolio - Advisor Class (PMVRA)
2016	0.40%	to	0.60%	17,059	9.31	to	9.24	158,754	2.17%	4.66%	to	4.45%
2015	0.40%	to	0.60%	15,317	8.90	to	8.85	136,240	5.77%	-3.19%	to	-3.38%
2014			0.40%	5,579			9.19	51,261	1.15%			2.58%
2013			0.40%	3,432			8.96	30,740	3.61%			-10.43%	****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2016			0.40%	40,001			13.38	535,226	1.77%			4.03%
2015			0.40%	40,380			12.86	519,385	2.14%			0.89%
2014			0.40%	41,081			12.75	523,746	2.22%			6.68%
2013			0.40%	36,960			11.95	441,698	2.53%			15.81%
2012			0.40%	18,205			10.32	187,865	2.15%			12.92%
VPS Growth and Income Portfolio - Class B (ALVGIB)
2016	0.95%	to	2.25%	191,288	23.11	to	23.93	5,023,652	0.82%	10.02%	to	8.58%
2015	0.95%	to	2.25%	223,475	21.01	to	22.04	5,355,148	1.16%	0.46%	to	-0.86%
2014	0.95%	to	2.25%	261,769	20.91	to	22.23	6,282,093	1.08%	8.25%	to	6.83%
2013	0.95%	to	2.30%	317,866	19.32	to	20.69	7,094,461	1.13%	33.31%	to	31.50%
2012	0.95%	to	2.30%	367,311	14.49	to	15.73	6,194,505	1.34%	16.13%	to	14.54%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2016	0.40%	to	0.60%	50,194	15.71	to	15.60	786,301	0.47%	24.59%	to	24.34%
2015	0.40%	to	0.60%	23,874	12.61	to	12.54	300,857	0.73%	-5.86%	to	-6.05%
2014	0.40%	to	0.60%	18,476	13.40	to	13.35	247,443	0.75%	8.76%	to	8.54%
2013	0.40%	to	0.60%	14,380	12.32	to	12.30	177,100	0.23%	23.19%	to	23.02%	****
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2016	0.40%	to	2.85%	2,879,199	21.89	to	30.25	110,645,228	0.36%	24.29%	to	21.25%
2015	0.40%	to	2.85%	2,884,800	17.61	to	24.95	90,490,876	0.52%	-6.07%	to	-8.38%
2014	0.40%	to	2.85%	2,879,983	18.75	to	27.23	97,393,192	0.46%	8.51%	to	5.84%
2013	0.40%	to	2.80%	2,947,714	17.28	to	25.87	92,748,360	0.41%	37.08%	to	33.78%
2012	0.40%	to	2.80%	2,682,273	12.61	to	19.34	62,525,958	0.29%	17.99%	to	15.14%
VP Balanced Fund - Class I (ACVB)
2016	0.80%	to	1.40%	849,906	31.24	to	32.08	29,397,866	1.57%	6.14%	to	5.50%
2015	0.80%	to	1.40%	952,327	29.44	to	30.41	31,165,843	1.72%	-3.35%	to	-3.94%
2014	0.80%	to	1.40%	1,071,298	30.46	to	31.65	36,439,627	1.53%	8.97%	to	8.32%
2013	0.80%	to	1.40%	1,136,387	27.95	to	29.22	35,660,596	1.58%	16.49%	to	15.78%
2012	0.80%	to	1.40%	1,270,811	23.99	to	25.24	34,413,231	2.06%	10.90%	to	10.23%
VP Income & Growth Fund - Class I (ACVIG)
2016	0.80%	to	1.40%	690,001	22.39	to	19.99	13,995,878	2.36%	12.58%	to	11.90%
2015	0.80%	to	1.40%	774,518	19.89	to	17.87	14,032,779	2.09%	-6.38%	to	-6.94%
2014	0.80%	to	1.40%	888,260	21.24	to	19.20	17,283,590	2.02%	11.60%	to	10.93%
2013	0.80%	to	1.40%	970,158	19.03	to	17.31	17,004,656	2.23%	34.73%	to	33.92%
2012	0.80%	to	1.40%	1,072,863	14.13	to	12.92	14,026,017	2.08%	13.82%	to	13.13%
VP Income & Growth Fund - Class II (ACVIG2)
2016	0.95%	to	2.40%	136,268	22.67	to	22.24	3,420,647	2.08%	12.13%	to	10.49%
2015	0.95%	to	2.40%	161,772	20.22	to	20.13	3,616,427	1.80%	-6.84%	to	-8.21%
2014	0.95%	to	2.40%	223,567	21.71	to	21.93	5,305,520	1.77%	11.26%	to	9.64%
2013	0.95%	to	2.40%	242,506	19.51	to	20.00	5,200,052	1.95%	34.20%	to	32.23%
2012	0.95%	to	2.40%	266,974	14.54	to	15.12	4,322,744	1.82%	13.37%	to	11.70%
VP Inflation Protection Fund - Class II (ACVIP2)
2016	0.40%	to	2.85%	16,430,647	12.70	to	11.09	220,038,920	1.83%	3.97%	to	1.42%
2015	0.40%	to	2.70%	16,784,497	12.22	to	11.16	218,767,491	1.96%	-2.86%	to	-5.10%
2014	0.40%	to	2.80%	18,201,387	12.58	to	11.61	246,972,854	1.30%	2.89%	to	0.41%
2013	0.40%	to	2.95%	18,608,330	12.22	to	11.37	247,747,141	1.63%	-8.85%	to	-11.18%
2012	0.40%	to	3.30%	18,958,776	13.41	to	12.35	280,132,988	2.45%	6.96%	to	3.83%
VP Mid Cap Value Fund - Class I (ACVMV1)
2016	0.40%	to	1.40%	576,317	16.18	to	23.29	13,078,348	1.71%	22.36%	to	21.14%
2015	0.40%	to	1.40%	424,721	13.22	to	19.23	8,057,157	1.65%	-1.83%	to	-2.81%
2014	0.40%	to	1.40%	517,561	13.47	to	19.78	10,187,275	1.18%	15.96%	to	14.79%
2013	0.40%	to	1.40%	559,245	11.62	to	17.23	9,698,315	1.22%	16.17%	to	28.29%	****
2012	0.80%	to	1.40%	537,946	13.99	to	13.43	7,269,434	2.03%	15.40%	to	14.70%
VP Mid Cap Value Fund - Class II (ACVMV2)
2016	0.40%	to	2.85%	6,722,132	24.66	to	23.20	180,219,498	1.56%	22.23%	to	19.23%
2015	0.40%	to	2.85%	5,648,494	20.18	to	19.46	125,755,186	1.52%	-1.97%	to	-4.38%
2014	0.40%	to	2.85%	5,721,471	20.59	to	20.35	131,436,311	1.02%	15.77%	to	12.93%
2013	0.40%	to	2.95%	5,082,599	17.78	to	17.86	102,297,713	1.07%	29.38%	to	26.07%
2012	0.40%	to	3.30%	5,121,977	13.74	to	13.78	80,532,667	1.88%	15.76%	to	12.38%
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
2016	0.40%	to	2.85%	2,569,957	12.21	to	11.42	30,355,510	0.81%	14.74%	to	11.93%
2015	0.40%	to	2.85%	2,257,127	10.64	to	10.20	23,521,160	0.34%	-2.91%	to	-5.29%
2014	0.40%	to	2.75%	882,717	10.96	to	10.78	9,590,077	0.00%	9.56%	to	7.82%	****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2016	0.40%	to	2.95%	2,464,385	23.44	to	30.66	89,216,990	0.92%	25.22%	to	22.03%
2015	0.40%	to	2.95%	2,597,922	18.72	to	25.13	76,264,013	0.76%	-2.72%	to	-5.21%
2014	0.40%	to	3.05%	3,031,376	19.24	to	26.19	92,837,743	0.62%	4.70%	to	1.92%
2013	0.40%	to	3.05%	3,719,928	18.38	to	25.70	110,561,514	1.08%	40.15%	to	36.43%
2012	0.40%	to	3.20%	3,907,331	13.11	to	18.56	83,997,413	0.46%	15.28%	to	12.03%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Appreciation Portfolio - Initial Shares (DCAP)
2016	0.80%	to	1.40%	997,558	26.15	to	23.24	23,553,895	1.63%	7.04%	to	6.40%
2015	0.80%	to	1.40%	1,207,976	24.43	to	21.84	26,784,876	1.69%	-3.25%	to	-3.83%
2014	0.80%	to	1.40%	1,396,574	25.25	to	22.71	32,171,783	1.81%	7.23%	to	6.58%
2013	0.80%	to	1.40%	1,661,858	23.55	to	21.31	35,885,502	1.94%	20.13%	to	19.41%
2012	0.80%	to	1.40%	1,973,392	19.60	to	17.84	35,662,378	3.67%	9.54%	to	8.88%
Appreciation Portfolio - Service Shares (DCAPS)
2016	0.40%	to	2.75%	4,453,762	16.08	to	17.64	97,160,288	1.39%	7.20%	to	4.68%
2015	0.40%	to	2.75%	5,048,905	15.00	to	16.85	104,183,974	1.45%	-3.10%	to	-5.39%
2014	0.40%	to	2.75%	5,545,660	15.48	to	17.81	119,292,371	1.60%	7.40%	to	4.86%
2013	0.40%	to	2.75%	5,967,733	14.41	to	16.98	121,280,253	1.72%	20.34%	to	17.50%
2012	0.40%	to	2.75%	6,144,933	11.97	to	14.45	105,436,097	3.22%	9.70%	to	7.10%
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2016	0.95%	to	2.25%	35,835	18.46	to	19.82	798,650	0.00%	15.68%	to	14.17%
2015	0.95%	to	2.25%	50,639	15.95	to	17.36	965,449	0.00%	-3.45%	to	-4.72%
2014	0.95%	to	2.25%	58,484	16.52	to	18.22	1,155,794	0.00%	0.36%	to	-0.96%
2013	0.95%	to	2.25%	66,935	16.47	to	18.40	1,328,347	0.00%	46.81%	to	44.89%
2012	0.95%	to	2.25%	86,233	11.22	to	12.70	1,187,684	0.00%	19.09%	to	17.53%
Growth and Income Portfolio - Initial Shares (DGI)
2016	0.80%	to	1.40%	536,200	26.82	to	23.76	12,939,798	1.20%	9.15%	to	8.50%
2015	0.80%	to	1.40%	615,539	24.57	to	21.90	13,679,890	0.85%	0.77%	to	0.16%
2014	0.80%	to	1.40%	686,816	24.39	to	21.86	15,222,758	0.77%	9.19%	to	8.53%
2013	0.80%	to	1.40%	758,596	22.33	to	20.14	15,480,153	0.90%	35.69%	to	34.87%
2012	0.80%	to	1.40%	861,337	16.46	to	14.93	13,022,469	1.43%	17.13%	to	16.42%
Managed Tail Risk Fund II: Service Shares (FCA2S)
2016	0.95%	to	2.25%	43,051	12.82	to	12.69	605,853	1.53%	-5.39%	to	-6.62%
2015	0.95%	to	2.25%	52,107	13.55	to	13.59	780,232	1.57%	-7.32%	to	-8.54%
2014	0.95%	to	2.25%	58,869	14.62	to	14.86	957,834	1.85%	-2.27%	to	-3.55%
2013	0.95%	to	2.30%	77,503	14.96	to	15.32	1,294,213	0.75%	15.01%	to	13.44%
2012	0.95%	to	2.40%	90,443	13.01	to	13.37	1,322,091	0.27%	8.98%	to	7.38%
Quality Bond Fund II - Primary Shares (FQB)
2016	0.80%	to	1.40%	400,313	17.06	to	15.61	6,315,618	3.66%	3.00%	to	2.37%
2015	0.80%	to	1.40%	471,546	16.57	to	15.25	7,258,448	3.94%	-1.04%	to	-1.64%
2014	0.80%	to	1.40%	547,230	16.74	to	15.50	8,560,284	3.72%	2.96%	to	2.34%
2013	0.80%	to	1.40%	613,836	16.26	to	15.15	9,376,584	4.42%	0.23%	to	-0.38%
2012	0.80%	to	1.40%	741,288	16.22	to	15.21	11,356,698	4.05%	8.84%	to	8.18%
Quality Bond Fund II - Service Shares (FQBS)
2016	0.95%	to	2.30%	1,344,546	14.92	to	12.37	18,716,854	3.45%	2.55%	to	1.16%
2015	0.95%	to	2.40%	1,625,167	14.55	to	12.07	22,156,400	3.68%	-1.39%	to	-2.83%
2014	0.95%	to	2.45%	1,947,824	14.75	to	12.34	27,031,892	3.60%	2.53%	to	0.98%
2013	0.95%	to	2.45%	2,269,504	14.39	to	12.22	30,823,735	4.10%	-0.21%	to	-1.72%
2012	0.95%	to	2.60%	2,755,559	14.42	to	12.25	37,620,602	3.95%	8.40%	to	6.59%
Equity-Income Portfolio - Initial Class (FEIP)
2016	0.80%	to	1.40%	4,425,270	40.71	to	47.88	310,251,218	2.26%	17.08%	to	16.37%
2015	0.80%	to	1.40%	4,910,640	34.77	to	41.14	295,801,186	3.08%	-4.73%	to	-5.31%
2014	0.80%	to	1.40%	5,488,782	36.50	to	43.45	348,405,495	2.74%	7.85%	to	7.20%
2013	0.80%	to	1.40%	6,152,207	33.84	to	40.53	363,993,754	2.44%	27.12%	to	26.35%
2012	0.80%	to	1.40%	7,055,782	26.62	to	32.08	329,203,117	3.02%	16.37%	to	15.66%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2016	1.10%	to	2.30%	185,111	33.82	to	28.55	5,994,904	0.86%	8.07%	to	6.77%
2015	1.10%	to	2.30%	214,890	31.30	to	26.74	6,448,388	0.83%	-4.26%	to	-5.42%
2014	1.10%	to	2.35%	247,059	32.69	to	28.10	7,757,929	0.74%	5.34%	to	4.01%
2013	1.10%	to	2.65%	297,744	31.03	to	26.13	8,897,390	0.63%	28.75%	to	26.74%
2012	1.10%	to	2.65%	387,864	24.10	to	20.62	9,012,217	0.34%	25.66%	to	23.69%
High Income Portfolio - Initial Class (FHIP)
2016	0.80%	to	1.40%	1,334,870	23.88	to	24.23	47,252,928	5.23%	13.69%	to	13.01%
2015	0.80%	to	1.40%	1,461,345	21.00	to	21.44	45,774,754	6.64%	-4.40%	to	-4.98%
2014	0.80%	to	1.40%	1,237,260	21.97	to	22.57	40,224,920	5.41%	0.35%	to	-0.26%
2013	0.80%	to	1.40%	1,392,887	21.89	to	22.62	45,516,358	5.54%	5.10%	to	4.46%
2012	0.80%	to	1.40%	1,611,234	20.83	to	21.66	50,388,870	5.46%	13.31%	to	12.63%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Asset Manager Portfolio - Initial Class (FAMP)
2016	0.80%	to	1.40%	2,380,437	30.92	to	28.53	102,224,912	1.42%	2.25%	to	1.63%
2015	0.80%	to	1.40%	2,678,898	30.24	to	28.07	113,107,245	1.52%	-0.66%	to	-1.26%
2014	0.80%	to	1.40%	2,990,233	30.44	to	28.43	127,946,744	1.44%	4.99%	to	4.35%
2013	0.80%	to	1.40%	3,367,004	28.99	to	27.24	138,009,620	1.53%	14.78%	to	14.09%
2012	0.80%	to	1.40%	3,849,011	25.26	to	23.88	137,525,874	1.47%	11.58%	to	10.90%
VIP Balanced Portfolio - Service Class 2 (FB2)
2016	0.40%	to	2.55%	9,413,350	10.50	to	10.35	98,141,707	2.37%	4.98%	to	3.48%	****
VIP Energy Portfolio - Service Class 2 (FNRS2)
2016	0.40%	to	2.85%	6,156,581	17.08	to	14.94	105,222,917	0.53%	32.97%	to	29.71%
2015	0.40%	to	2.85%	5,226,773	12.84	to	11.52	68,031,516	0.98%	-21.07%	to	-23.01%
2014	0.40%	to	2.80%	4,822,302	16.27	to	15.04	80,742,354	0.69%	-13.11%	to	-15.21%
2013	0.40%	to	2.80%	4,493,171	18.73	to	17.73	87,774,213	0.73%	23.65%	to	20.67%
2012	0.65%	to	2.80%	4,666,971	8.66	to	14.70	74,165,800	0.73%	4.05%	to	1.79%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2016	0.40%	to	2.85%	12,175,654	15.82	to	19.19	298,244,400	2.19%	17.24%	to	14.36%
2015	0.40%	to	2.75%	12,561,654	13.49	to	17.00	265,722,172	3.10%	-4.62%	to	-6.87%
2014	0.40%	to	2.80%	12,097,661	14.15	to	18.14	271,851,252	2.75%	8.05%	to	5.44%
2013	0.40%	to	2.95%	11,637,287	13.10	to	16.93	245,481,919	2.46%	27.32%	to	24.06%
2012	0.40%	to	3.30%	10,692,821	10.29	to	13.18	179,943,768	2.97%	16.59%	to	13.18%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2016	0.80%	to	1.40%	332,315	15.34	to	14.38	4,819,054	1.32%	4.44%	to	3.81%
2015	0.80%	to	1.40%	392,304	14.69	to	13.85	5,477,136	1.75%	-1.11%	to	-1.71%
2014	0.80%	to	1.40%	408,253	14.85	to	14.09	5,797,136	1.51%	3.51%	to	2.89%
2013	0.80%	to	1.40%	425,084	14.35	to	13.69	5,859,696	1.53%	12.49%	to	11.81%
2012	0.80%	to	1.40%	468,537	12.75	to	12.25	5,769,429	1.84%	10.79%	to	10.12%
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2016	1.10%	to	2.85%	15,269,426	16.15	to	13.11	235,592,461	1.32%	4.08%	to	2.24%
2015	1.10%	to	2.85%	14,703,373	15.51	to	12.82	218,655,371	1.66%	-1.62%	to	-3.37%
2014	1.10%	to	2.65%	13,432,500	15.77	to	13.54	203,616,057	1.44%	3.06%	to	1.45%
2013	1.10%	to	2.65%	12,573,844	15.30	to	13.34	185,634,738	1.60%	11.95%	to	10.20%
2012	1.10%	to	2.65%	10,721,864	13.67	to	12.11	141,890,971	1.85%	10.35%	to	8.62%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2016	0.80%	to	1.40%	661,082	15.30	to	14.34	9,578,552	1.41%	5.20%	to	4.56%
2015	0.80%	to	1.40%	720,167	14.54	to	13.71	9,968,924	1.63%	-1.16%	to	-1.76%
2014	0.80%	to	1.40%	854,239	14.71	to	13.96	12,027,623	1.60%	3.83%	to	3.20%
2013	0.80%	to	1.40%	826,009	14.17	to	13.53	11,258,198	1.72%	15.03%	to	14.33%
2012	0.80%	to	1.40%	847,317	12.32	to	11.83	10,089,918	1.93%	12.28%	to	11.60%
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2016	1.10%	to	2.70%	27,398,493	16.84	to	13.93	442,273,630	1.26%	4.64%	to	2.95%
2015	1.10%	to	2.70%	29,292,814	16.10	to	13.53	453,277,086	1.57%	-1.55%	to	-3.15%
2014	1.10%	to	2.70%	30,591,200	16.35	to	13.97	482,318,111	1.42%	3.44%	to	1.77%
2013	1.10%	to	2.95%	31,237,389	15.81	to	13.42	477,920,517	1.56%	14.36%	to	12.22%
2012	1.10%	to	2.95%	31,873,679	13.82	to	11.96	427,562,784	1.90%	11.82%	to	9.73%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2016	0.80%	to	1.40%	696,503	15.59	to	14.61	10,286,080	1.39%	5.67%	to	5.03%
2015	0.80%	to	1.40%	705,477	14.75	to	13.91	9,908,634	1.60%	-1.13%	to	-1.73%
2014	0.80%	to	1.40%	751,039	14.92	to	14.16	10,723,551	1.45%	4.02%	to	3.39%
2013	0.80%	to	1.40%	781,125	14.34	to	13.69	10,777,551	1.71%	20.52%	to	19.80%
2012	0.80%	to	1.40%	716,045	11.90	to	11.43	8,239,150	2.06%	14.56%	to	13.86%
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2016	1.10%	to	2.60%	3,573,631	17.66	to	14.78	59,111,399	1.21%	5.21%	to	3.62%
2015	1.10%	to	2.60%	3,821,754	16.79	to	14.26	60,383,526	1.49%	-1.62%	to	-3.12%
2014	1.10%	to	2.75%	2,999,411	17.06	to	14.50	48,507,447	1.49%	3.59%	to	1.86%
2013	1.10%	to	2.60%	2,483,236	16.47	to	14.43	39,129,430	1.61%	20.07%	to	18.25%
2012	1.10%	to	2.60%	2,196,243	13.72	to	12.20	28,863,603	1.99%	13.91%	to	12.18%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
2016	0.40%	to	2.55%	7,451,209	11.33	to	11.17	83,839,229	3.02%	13.30%	to	11.68%	****
VIP Growth Portfolio - Initial Class (FGP)
2016	0.80%	to	1.40%	3,707,233	35.42	to	43.52	322,445,498	0.04%	0.00%	to	-0.61%
2015	0.80%	to	1.40%	4,110,706	35.42	to	43.79	360,043,045	0.25%	6.32%	to	5.67%
2014	0.80%	to	1.40%	4,557,714	33.32	to	41.44	377,412,725	0.18%	10.41%	to	9.74%
2013	0.80%	to	1.40%	5,049,679	30.18	to	37.76	380,764,588	0.28%	35.25%	to	34.43%
2012	0.80%	to	1.40%	5,741,037	22.31	to	28.09	320,126,389	0.57%	13.77%	to	13.08%
VIP Growth Portfolio - Service Class 2 (FG2)
2016	0.40%	to	2.85%	10,698,404	15.56	to	19.28	263,952,403	0.00%	0.15%	to	-2.31%
2015	0.40%	to	2.85%	11,626,758	15.53	to	19.74	289,710,026	0.04%	6.48%	to	3.86%
2014	0.40%	to	2.85%	9,433,261	14.59	to	19.00	224,047,429	0.00%	10.57%	to	7.85%
2013	0.40%	to	2.95%	7,005,335	13.19	to	17.43	152,740,309	0.05%	35.46%	to	31.99%
2012	0.40%	to	2.95%	5,923,542	9.74	to	13.20	96,753,422	0.36%	13.94%	to	11.02%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2016	0.80%	to	1.40%	976,988	15.59	to	14.35	14,182,006	2.16%	3.79%	to	3.17%
2015	0.80%	to	1.40%	1,099,872	15.02	to	13.91	15,458,390	2.46%	-1.50%	to	-2.10%
2014	0.80%	to	1.40%	1,212,588	15.25	to	14.21	17,391,597	2.10%	4.91%	to	4.27%
2013	0.80%	to	1.40%	1,326,705	14.54	to	13.63	18,227,034	1.98%	-2.67%	to	-3.26%
2012	0.80%	to	1.40%	1,867,877	14.94	to	14.09	26,515,130	2.20%	4.92%	to	4.28%
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2016	0.40%	to	2.95%	27,826,362	13.88	to	11.32	396,568,544	2.42%	4.06%	to	1.40%
2015	0.40%	to	2.95%	23,352,303	13.34	to	11.17	321,188,665	2.31%	-1.25%	to	-3.77%
2014	0.40%	to	3.05%	25,450,183	13.51	to	11.47	357,562,721	1.91%	5.20%	to	2.40%
2013	0.40%	to	3.05%	27,684,133	12.84	to	11.20	372,132,171	2.16%	-2.46%	to	-5.06%
2012	0.40%	to	3.20%	28,617,794	13.17	to	11.62	397,465,850	2.07%	5.18%	to	2.22%
VIP Mid Cap Portfolio - Service Class (FMCS)
2016	0.80%	to	1.40%	1,019,717	18.78	to	17.61	18,135,498	0.40%	11.22%	to	10.55%
2015	0.80%	to	1.40%	1,253,696	16.89	to	15.93	20,145,896	0.38%	-2.29%	to	-2.88%
2014	0.80%	to	1.40%	1,445,012	17.28	to	16.40	23,883,198	0.15%	5.35%	to	4.71%
2013	0.80%	to	1.40%	1,706,222	16.41	to	15.66	26,905,580	0.41%	34.97%	to	34.16%
2012	0.80%	to	1.40%	1,935,622	12.15	to	11.67	22,729,870	0.49%	13.83%	to	13.14%
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2016	0.40%	to	2.85%	6,995,968	17.47	to	31.77	268,401,986	0.31%	11.48%	to	8.74%
2015	0.40%	to	2.85%	7,545,203	15.67	to	29.22	262,402,784	0.25%	-2.02%	to	-4.43%
2014	0.40%	to	2.85%	7,982,432	15.99	to	30.57	287,027,074	0.02%	5.61%	to	3.01%
2013	0.40%	to	2.95%	8,495,980	15.14	to	29.35	293,067,910	0.27%	35.33%	to	31.86%
2012	0.40%	to	3.30%	9,324,722	11.19	to	21.50	241,187,085	0.38%	14.10%	to	10.77%
VIP Overseas Portfolio - Initial Class (FOP)
2016	0.80%	to	1.40%	1,852,149	23.31	to	22.30	52,046,563	1.37%	-5.82%	to	-6.39%
2015	0.80%	to	1.40%	2,102,387	24.75	to	23.83	63,136,573	1.46%	2.80%	to	2.17%
2014	0.80%	to	1.40%	1,559,134	24.08	to	23.32	45,698,046	1.27%	-8.81%	to	-9.36%
2013	0.80%	to	1.40%	1,772,900	26.41	to	25.73	57,237,455	1.35%	29.39%	to	28.61%
2012	0.80%	to	1.40%	2,036,328	20.41	to	20.01	50,881,408	1.89%	19.77%	to	19.05%
VIP Overseas Portfolio - Service Class 2 (FO2)
2016	0.40%	to	2.85%	3,994,427	8.89	to	16.97	80,353,147	1.26%	-5.65%	to	-7.96%
2015	0.40%	to	2.85%	4,070,933	9.42	to	18.44	87,655,046	1.68%	-5.82%	to	0.35%	****
2014	1.15%	to	2.25%	73,649	22.98	to	20.12	1,645,886	1.00%	-9.35%	to	-10.36%
2013	1.15%	to	2.25%	93,749	25.35	to	22.45	2,314,397	0.96%	28.67%	to	27.24%
2012	1.15%	to	2.25%	124,307	19.70	to	17.64	2,396,554	1.64%	18.99%	to	17.66%
VIP Value Strategies Portfolio - Service Class (FVSS)
2016	0.80%	to	1.40%	194,874	25.12	to	22.99	4,535,225	1.00%	8.61%	to	7.95%
2015	0.80%	to	1.40%	221,601	23.13	to	21.29	4,774,145	0.98%	-3.83%	to	-4.41%
2014	0.80%	to	1.40%	253,492	24.06	to	22.28	5,708,953	0.82%	5.84%	to	5.20%
2013	0.80%	to	1.40%	334,669	22.73	to	21.17	7,155,947	0.79%	29.40%	to	28.62%
2012	0.80%	to	1.40%	396,128	17.56	to	16.46	6,579,269	0.50%	26.08%	to	25.32%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Structured Small Cap Equity Fund: Service Shares (GVSSCS)
2016			0.40%	12,674			15.71	199,166	1.27%			22.50%
2015	0.40%	to	0.60%	9,328	12.83	to	12.76	119,599	0.04%	-2.88%	to	-3.08%
2014	0.40%	to	0.60%	1,553	13.21	to	13.17	20,519	0.62%	6.26%	to	6.05%
2013			0.40%	804			12.43	9,995	0.79%			24.31%	****
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2016	0.40%	to	2.85%	788,900	10.56	to	10.45	8,723,469	0.29%	3.92%	to	1.37%
2015	0.40%	to	2.85%	742,713	10.17	to	10.31	8,004,019	0.09%	-6.19%	to	-8.50%
2014	0.40%	to	2.85%	571,852	10.84	to	11.27	6,651,026	0.04%	3.53%	to	0.98%
2013	0.40%	to	2.30%	406,175	10.47	to	11.27	4,622,209	0.09%	4.67%	to	10.96%	****
2012	1.15%	to	2.20%	55,968	10.23	to	10.16	570,936	0.00%	2.33%	to	1.61%	****
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)
2016			0.40%	770			9.89	7,614	2.04%			0.34%
2015			0.40%	770			9.85	7,588	0.87%			-1.45%	****
International Growth Fund/VA- Service Shares (OVIGS)
2016	1.10%	to	2.55%	3,977,900	8.88	to	8.53	34,817,879	0.82%	-3.78%	to	-5.19%
2015	1.10%	to	2.50%	2,958,757	9.22	to	9.01	27,034,360	0.90%	1.97%	to	0.53%
2014	1.10%	to	2.55%	1,107,744	9.05	to	8.96	9,982,341	0.24%	-9.54%	to	-10.43%	****
Capital Income Fund/VA - Non-Service Shares (OVMS)
2016	0.80%	to	1.40%	916,811	25.83	to	25.97	29,449,566	2.37%	4.42%	to	3.79%
2015	0.80%	to	1.40%	1,007,502	24.74	to	25.02	31,121,933	2.25%	0.02%	to	-0.58%
2014	0.80%	to	1.40%	1,097,053	24.74	to	25.17	34,056,066	2.05%	7.33%	to	6.68%
2013	0.80%	to	1.40%	1,239,133	23.05	to	23.59	36,088,027	2.35%	12.26%	to	11.59%
2012	0.80%	to	1.40%	1,434,115	20.53	to	21.14	37,466,189	1.35%	11.44%	to	10.76%
Core Bond Fund/VA - Non-Service Shares (OVB)
2016	0.80%	to	1.40%	1,005,802	16.46	to	15.82	20,477,954	3.69%	2.45%	to	1.83%
2015	0.80%	to	1.40%	1,172,022	16.07	to	15.54	23,357,188	4.09%	0.15%	to	-0.45%
2014	0.80%	to	1.40%	1,314,492	16.05	to	15.61	26,398,467	5.25%	6.41%	to	5.76%
2013	0.80%	to	1.40%	1,470,230	15.08	to	14.76	27,812,794	5.07%	-0.90%	to	-1.50%
2012	0.80%	to	1.40%	1,736,330	15.22	to	14.98	33,119,981	4.89%	9.41%	to	8.74%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2016	0.40%	to	1.40%	2,245,312	12.11	to	52.09	124,765,649	1.06%	-0.32%	to	-1.32%
2015	0.40%	to	1.40%	2,550,963	12.15	to	52.78	144,093,681	1.31%	3.53%	to	2.49%
2014	0.40%	to	1.40%	2,845,391	11.74	to	51.50	155,455,199	1.23%	1.88%	to	0.86%
2013	0.60%	to	1.40%	2,148,688	11.51	to	51.06	115,712,883	1.38%	15.06%	to	25.53%	****
2012	0.80%	to	1.40%	2,405,799	43.41	to	40.68	104,525,558	2.16%	20.29%	to	19.56%
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2016	0.75%	to	2.80%	3,380,606	10.34	to	23.35	98,153,725	0.77%	-0.90%	to	-2.95%
2015	0.75%	to	2.80%	3,696,242	10.44	to	24.06	109,407,218	1.07%	2.89%	to	0.77%
2014	0.75%	to	2.75%	3,464,478	10.14	to	24.02	100,955,252	1.18%	1.42%	to	-0.75%	****
2013	0.95%	to	2.25%	244,473	24.50	to	27.33	7,307,348	1.15%	25.78%	to	24.14%
2012	0.95%	to	2.25%	310,391	19.48	to	22.02	7,406,259	1.91%	19.80%	to	18.22%
International Growth Fund/VA - Non-Service Shares (OVIG)
2016	0.40%	to	0.60%	54,895	10.72	to	10.64	587,155	1.13%	-2.51%	to	-2.70%
2015	0.40%	to	0.60%	54,413	10.99	to	10.94	597,685	1.32%	3.02%	to	2.81%
2014	0.40%	to	0.60%	76,193	10.67	to	10.64	811,521	1.18%	-7.59%	to	-7.78%
2013	0.40%	to	0.60%	43,039	11.55	to	11.53	496,525	0.06%	15.49%	to	15.33%	****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2016	0.40%	to	1.40%	735,994	15.25	to	16.61	12,348,327	1.11%	11.17%	to	10.06%
2015	0.40%	to	1.40%	774,547	13.72	to	15.10	11,780,983	0.92%	2.91%	to	1.88%
2014	0.40%	to	1.40%	925,786	13.33	to	14.82	13,839,721	0.81%	10.26%	to	9.15%
2013	0.40%	to	1.40%	921,054	12.09	to	13.57	12,629,553	1.10%	20.88%	to	29.93%	****
2012	0.80%	to	1.40%	1,074,623	11.28	to	10.45	11,345,866	1.01%	15.93%	to	15.23%
Main Street Fund(R)/VA - Service Class (OVGIS)
2016	0.40%	to	2.95%	7,923,779	17.75	to	19.71	202,543,598	0.84%	10.85%	to	8.02%
2015	0.40%	to	2.95%	8,384,656	16.01	to	18.24	196,070,657	0.65%	2.69%	to	0.07%
2014	0.40%	to	3.05%	9,304,134	15.59	to	18.01	214,327,255	0.58%	9.96%	to	7.03%
2013	0.40%	to	3.05%	11,093,728	14.18	to	16.83	234,121,775	0.86%	30.91%	to	27.43%
2012	0.40%	to	3.20%	12,583,850	10.83	to	13.01	204,894,940	0.65%	16.14%	to	12.87%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2016	0.80%	to	1.40%	397,141	19.49	to	18.27	7,320,331	0.50%	17.11%	to	16.41%
2015	0.80%	to	1.40%	425,587	16.65	to	15.70	6,736,763	0.91%	-6.65%	to	-7.22%
2014	0.80%	to	1.40%	484,310	17.83	to	16.92	8,257,676	0.92%	11.04%	to	10.37%
2013	0.80%	to	1.40%	510,359	16.06	to	15.33	7,872,940	0.89%	39.89%	to	39.04%
2012	0.80%	to	1.40%	397,625	11.48	to	11.02	4,409,595	0.57%	17.04%	to	16.33%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2016	0.40%	to	2.85%	2,592,935	21.38	to	28.69	95,724,851	0.25%	17.20%	to	14.33%
2015	0.40%	to	2.85%	2,845,336	18.24	to	25.09	90,672,952	0.64%	-6.47%	to	-8.77%
2014	0.40%	to	2.80%	2,686,320	19.50	to	27.67	92,701,568	0.63%	11.21%	to	8.53%
2013	0.40%	to	2.80%	2,350,049	17.54	to	25.50	74,014,689	0.69%	40.06%	to	36.69%
2012	0.40%	to	3.30%	2,334,765	12.52	to	17.75	53,269,053	0.33%	17.20%	to	13.78%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2016	0.80%	to	1.40%	975,796	9.99	to	9.03	8,946,467	0.00%	1.52%	to	0.91%
2015	0.80%	to	1.40%	1,168,293	9.84	to	8.95	10,612,710	0.00%	5.75%	to	5.11%
2014	0.80%	to	1.40%	1,096,038	9.31	to	8.52	9,459,072	0.00%	4.94%	to	4.30%
2013	0.80%	to	1.40%	1,372,859	8.87	to	8.16	11,347,669	0.01%	34.90%	to	34.08%
2012	0.80%	to	1.40%	1,559,411	6.58	to	6.09	9,602,969	0.00%	15.51%	to	14.81%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2016	0.80%	to	1.40%	178,847	10.53	to	10.26	1,841,821	4.91%	5.68%	to	5.05%
2015	0.80%	to	1.40%	190,671	9.96	to	9.77	1,868,234	6.99%	-3.04%	to	-3.63%
2014	0.80%	to	1.40%	131,093	10.27	to	10.14	1,331,560	4.53%	2.02%	to	1.40%
2013	0.80%	to	1.40%	125,275	10.07	to	10.00	1,253,971	4.88%	-0.93%	to	-1.53%
2012	0.80%	to	1.40%	67,987	10.16	to	10.15	690,480	0.00%	1.65%	to	1.54%	****
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2016	0.75%	to	2.30%	821,814	10.43	to	9.77	8,318,897	4.55%	5.47%	to	3.83%
2015	0.75%	to	2.45%	964,234	9.89	to	9.36	9,324,026	5.31%	-3.22%	to	-4.88%
2014	0.85%	to	2.75%	911,480	10.20	to	9.78	9,167,050	3.90%	1.62%	to	-0.33%
2013	0.85%	to	2.75%	963,727	10.04	to	9.81	9,601,690	4.50%	-1.21%	to	-3.11%
2012	0.95%	to	2.75%	874,911	10.16	to	10.12	8,879,113	0.00%	1.58%	to	1.25%	****
All Asset Portfolio - Advisor Class (PMVAAD)
2016	0.40%	to	2.75%	4,281,948	9.88	to	9.70	43,779,732	2.51%	12.45%	to	9.81%
2015	0.40%	to	2.75%	4,507,663	8.78	to	8.84	41,502,382	3.17%	-9.55%	to	-11.69%
2014	0.40%	to	2.60%	4,859,868	9.71	to	10.05	50,089,678	5.16%	0.05%	to	-2.16%
2013	0.65%	to	2.65%	4,567,870	10.61	to	10.26	47,681,453	5.16%	-0.54%	to	-2.54%
2012	0.65%	to	2.55%	1,874,670	10.67	to	10.53	19,881,541	6.23%	6.71%	to	5.35%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2016	0.40%	to	2.75%	1,723,219	11.88	to	9.89	18,641,304	1.10%	2.49%	to	0.08%
2015	0.40%	to	2.75%	1,869,995	11.59	to	9.88	20,050,860	1.41%	-7.55%	to	-9.73%
2014	0.40%	to	2.75%	1,884,511	12.54	to	10.95	22,098,472	2.00%	-0.10%	to	-2.46%
2013	0.40%	to	2.55%	2,492,506	12.55	to	11.33	29,755,599	1.72%	-6.94%	to	-8.95%
2012	0.75%	to	2.55%	1,763,524	13.31	to	12.45	22,842,574	5.09%	4.44%	to	2.54%
Low Duration Portfolio - Advisor Class (PMVLAD)
2016	0.40%	to	2.95%	37,135,940	12.28	to	10.07	418,563,527	1.39%	0.90%	to	-1.68%
2015	0.40%	to	2.95%	36,964,975	12.17	to	10.24	417,352,491	3.37%	-0.19%	to	-2.75%
2014	0.40%	to	3.05%	35,370,950	12.19	to	10.47	404,377,325	1.04%	0.35%	to	-2.32%
2013	0.40%	to	3.05%	33,423,782	12.15	to	10.72	384,925,917	1.35%	-0.63%	to	-3.28%
2012	0.40%	to	3.20%	28,772,761	12.23	to	11.02	337,025,026	1.81%	5.33%	to	2.36%
Total Return Portfolio - Advisor Class (PMVTRD)
2016	0.40%	to	2.85%	30,683,591	11.34	to	9.85	325,826,434	1.98%	2.17%	to	-0.33%
2015	0.40%	to	2.85%	29,606,252	11.10	to	9.88	311,201,240	4.92%	-0.07%	to	-2.52%
2014	0.40%	to	2.85%	28,020,955	11.11	to	10.14	298,250,943	2.12%	3.75%	to	1.20%
2013	0.40%	to	2.80%	25,952,951	10.71	to	10.03	269,467,393	2.14%	-2.44%	to	-4.80%
2012	0.40%	to	2.80%	17,987,204	10.98	to	10.54	193,716,161	2.44%	9.06%	to	6.43%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
2016	0.40%	to	0.60%	12,213	6.14	to	6.09	74,957	1.02%	14.41%	to	14.18%
2015	0.40%	to	0.60%	11,828	5.37	to	5.34	63,449	4.21%	-25.96%	to	-26.11%
2014	0.40%	to	0.60%	11,020	7.25	to	7.22	79,854	0.33%	-18.95%	to	-19.11%
2013			0.40%	2,094			8.94	18,722	0.00%			-10.59%	****
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2016	0.40%	to	2.45%	804,800	10.20	to	9.45	7,844,517	5.19%	12.76%	to	10.45%
2015	0.40%	to	2.50%	529,314	9.05	to	8.55	4,624,115	5.22%	-2.76%	to	-4.81%
2014	0.40%	to	2.50%	525,844	9.30	to	8.98	4,790,708	5.27%	1.00%	to	-1.13%
2013			0.40%	807			9.21	7,433	2.35%			-7.89%	****
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2016	0.40%	to	0.60%	29,352	11.39	to	11.31	334,267	5.15%	11.91%	to	11.68%
2015	0.40%	to	0.60%	8,419	10.18	to	10.12	85,656	4.24%	-2.16%	to	-2.36%
2014	0.40%	to	0.60%	6,985	10.40	to	10.37	72,550	4.92%	2.82%	to	2.61%
VT Growth & Income Fund: Class IB (PVGIB)
2016	1.05%	to	2.10%	77,968	20.58	to	19.56	1,664,605	1.84%	13.81%	to	12.61%
2015	1.05%	to	2.45%	104,940	18.08	to	16.60	1,965,355	1.87%	-8.50%	to	-9.79%
2014	1.05%	to	2.45%	120,962	19.76	to	18.40	2,483,981	1.36%	9.57%	to	8.02%
2013	1.05%	to	2.30%	149,244	18.03	to	17.32	2,814,117	1.76%	34.25%	to	32.56%
2012	1.05%	to	2.30%	187,620	13.43	to	13.06	2,644,472	1.81%	17.88%	to	16.39%
VT Growth Opportunities Fund: Class IB (PVGOB)
2016	0.95%	to	2.20%	98,505	10.36	to	10.30	1,018,101	0.00%	3.58%	to	2.98%	****
VT International Equity Fund: Class IB (PVTIGB)
2016	1.15%	to	2.85%	96,688	17.90	to	14.12	1,605,654	0.87%	-3.57%	to	-5.23%
2015	1.15%	to	2.05%	11,987	18.56	to	16.53	211,545	1.27%	-1.01%	to	-1.91%
2014	1.15%	to	2.05%	14,651	18.75	to	16.85	262,993	0.95%	-7.85%	to	-8.69%
2013	1.15%	to	2.05%	17,177	20.35	to	18.46	336,690	1.50%	26.60%	to	25.45%
2012	1.15%	to	2.05%	21,475	16.07	to	14.71	332,677	2.25%	20.51%	to	19.41%
VT Voyager Fund: Class IB (obsolete) (PVTVB)
2015	0.95%	to	2.20%	55,063	20.48	to	19.13	1,160,971	1.25%	-7.00%	to	-8.18%
2014	0.95%	to	2.25%	96,479	22.03	to	20.71	2,194,180	0.80%	8.68%	to	7.25%
2013	0.95%	to	2.30%	100,705	20.27	to	19.21	2,129,944	0.84%	42.36%	to	40.42%
2012	0.95%	to	2.35%	127,985	14.24	to	13.61	1,899,798	0.38%	13.14%	to	11.54%
VI American Franchise Fund - Series II Shares (ACEG2)
2016	0.80%	to	2.40%	265,809	15.15	to	14.04	3,900,925	0.00%	1.20%	to	-0.42%
2015	0.80%	to	2.50%	372,457	14.97	to	14.04	5,437,608	0.00%	3.91%	to	2.13%
2014	0.80%	to	2.50%	435,498	14.40	to	13.75	6,154,539	0.00%	7.30%	to	5.46%
2013	0.80%	to	2.50%	544,932	13.42	to	13.04	7,224,266	0.25%	38.68%	to	36.30%
2012	0.80%	to	2.55%	548,055	9.68	to	9.56	5,277,298	0.00%	-3.21%	to	-4.37%	****
Diversified Stock Fund Class A Shares (VYDS)
2016	1.15%	to	1.35%	8,424	20.90	to	20.34	173,052	1.00%	2.70%	to	2.50%
2015	1.15%	to	1.35%	18,880	20.35	to	19.85	378,872	0.57%	-4.23%	to	-4.42%
2014	1.15%	to	1.55%	23,756	21.25	to	20.29	497,599	0.89%	8.93%	to	8.49%
2013	1.15%	to	1.55%	25,251	19.51	to	18.70	486,302	0.63%	32.39%	to	31.85%
2012	1.15%	to	1.55%	26,781	14.73	to	14.18	390,226	0.99%	14.94%	to	14.47%
Small-Cap Portfolio - Investment Class (ROCSC)
2016	0.40%	to	0.60%	24,702	13.74	to	13.64	339,279	1.95%	20.48%	to	20.23%
2015	0.40%	to	0.60%	25,239	11.41	to	11.34	287,775	0.73%	-12.15%	to	-12.33%
2014	0.40%	to	0.60%	27,191	12.98	to	12.94	352,960	0.22%	2.83%	to	2.62%
2013	0.40%	to	0.60%	5,442	12.63	to	12.61	68,683	1.76%	26.27%	to	26.10%	****
Variable Fund - Multi-Hedge Strategies (RVARS)
2016	0.40%	to	2.55%	1,602,954	10.45	to	9.65	15,991,496	0.10%	-0.88%	to	-3.01%
2015	0.40%	to	2.55%	1,522,175	10.54	to	9.95	15,522,554	0.68%	1.44%	to	-0.75%
2014	0.40%	to	2.55%	1,396,728	10.39	to	10.02	14,238,125	0.00%	4.24%	to	1.99%
2013	0.40%	to	2.45%	333,972	9.97	to	9.83	3,301,465	0.00%	-0.31%	to	-1.69%	****
Health Sciences Portfolio - II (TRHS2)
2016	0.40%	to	2.85%	7,778,961	29.70	to	25.16	213,291,589	0.00%	-11.07%	to	-13.25%
2015	0.40%	to	2.85%	9,260,603	33.40	to	29.01	289,485,338	0.00%	12.02%	to	9.27%
2014	0.40%	to	2.85%	7,927,446	29.82	to	26.55	223,976,343	0.00%	30.70%	to	27.49%
2013	0.40%	to	2.80%	6,412,668	22.81	to	20.86	140,496,406	0.00%	49.91%	to	46.30%
2012	0.65%	to	2.80%	3,798,987	15.12	to	14.26	56,146,556	0.00%	30.15%	to	27.32%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
2016	0.40%	to	2.85%	5,646,906	8.65	to	7.19	43,116,182	0.29%	42.84%	to	39.34%
2015	0.40%	to	2.80%	3,711,701	6.06	to	5.17	20,106,760	0.03%	-33.89%	to	-35.49%
2014	0.40%	to	2.75%	3,558,339	9.16	to	8.03	29,517,875	0.00%	-19.67%	to	-21.57%
2013	0.40%	to	2.55%	2,913,519	11.40	to	10.27	30,449,440	0.34%	14.03%	to	7.48%	****
2012	0.75%	to	2.55%	1,388,083	9.68	to	9.56	13,363,085	0.78%	-3.24%	to	-4.42%	****
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2016	0.80%	to	1.40%	344,888	18.30	to	18.28	7,379,166	0.00%	5.57%	to	4.94%
2015	0.80%	to	1.40%	391,393	17.34	to	17.42	7,975,891	6.65%	-13.78%	to	-14.30%
2014	0.80%	to	1.40%	435,528	20.11	to	20.33	10,362,989	5.18%	1.37%	to	0.75%
2013	0.80%	to	1.40%	489,626	19.84	to	20.17	11,575,326	2.39%	-9.90%	to	-10.44%
2012	0.80%	to	1.40%	576,088	22.02	to	22.53	15,204,351	1.74%	4.70%	to	4.07%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2016	0.80%	to	1.40%	699,218	24.06	to	21.31	15,129,566	0.48%	-0.70%	to	-1.30%
2015	0.80%	to	1.40%	809,875	24.23	to	21.59	17,743,844	0.57%	-14.68%	to	-15.20%
2014	0.80%	to	1.40%	937,328	28.40	to	25.45	24,198,355	0.53%	-1.21%	to	-1.81%
2013	0.80%	to	1.40%	1,077,764	28.74	to	25.92	28,316,991	1.62%	11.12%	to	10.45%
2012	0.80%	to	1.40%	1,277,864	25.87	to	23.47	30,377,030	0.00%	28.77%	to	27.99%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2016	0.75%	to	2.45%	968,351	8.11	to	7.48	21,408,506	0.41%	42.64%	to	40.20%
2015	0.75%	to	2.75%	1,147,129	5.69	to	5.28	17,634,850	0.03%	-33.95%	to	-35.28%
2014	0.75%	to	2.75%	1,659,729	8.61	to	8.15	34,873,233	0.10%	-19.71%	to	-21.33%
2013	0.75%	to	2.80%	2,044,581	10.72	to	10.35	52,324,603	0.75%	9.70%	to	7.44%
2012	0.75%	to	2.80%	2,974,012	9.77	to	9.64	65,033,799	0.76%	-2.28%	to	-3.63%	****
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
2016	0.40%	to	0.60%	978,660	11.31	to	11.23	11,054,154	0.89%	1.95%	to	1.75%
2015	0.40%	to	0.60%	898,769	11.09	to	11.04	9,959,012	0.00%	-1.10%	to	-1.30%
2014	0.40%	to	0.60%	637,519	11.21	to	11.18	7,144,816	1.73%	3.49%	to	3.28%
2013	0.40%	to	0.60%	165,259			10.83	1,790,170	0.00%			8.26%	****
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
2016	0.40%	to	0.60%	176,118	10.89	to	10.82	1,917,733	0.56%	0.80%	to	0.60%
2015	0.40%	to	0.60%	219,006	10.81	to	10.76	2,365,851	0.00%	-0.92%	to	-1.12%
2014	0.40%	to	0.60%	110,570	10.91	to	10.88	1,205,387	0.77%	2.65%	to	2.44%
2013	0.40%	to	0.60%	75,534	10.63	to	10.62	802,504	0.00%	6.27%	to	6.18%	****
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
2016	0.40%	to	0.60%	594,742	11.17	to	11.10	6,633,673	0.61%	1.41%	to	1.20%
2015	0.40%	to	0.60%	581,842	11.02	to	10.97	6,406,819	0.00%	-0.82%	to	-1.02%
2014	0.40%	to	0.60%	449,506	11.11	to	11.08	4,992,354	0.81%	3.34%	to	3.13%
2013	0.40%	to	0.60%	222,311	10.75	to	10.74	2,389,889	0.00%	7.53%	to	7.44%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2016	0.40%	to	2.85%	13,254,020	14.76	to	12.20	177,205,766	0.58%	-2.96%	to	-5.34%
2015	0.40%	to	2.85%	16,605,015	15.21	to	12.88	231,807,691	0.36%	-8.71%	to	-10.96%
2014	0.40%	to	2.85%	16,864,654	16.66	to	14.47	261,526,326	0.47%	-5.64%	to	-7.97%
2013	0.40%	to	2.80%	13,405,643	17.66	to	15.76	223,555,413	1.21%	24.63%	to	21.63%
2012	0.65%	to	2.80%	9,003,602	14.04	to	12.96	122,124,768	1.13%	18.40%	to	15.83%
Variable Insurance Portfolios - High Income (WRHIP)
2016	0.40%	to	2.85%	7,643,664	11.37	to	11.66	94,084,258	7.32%	15.72%	to	12.89%
2015	0.40%	to	2.85%	7,441,642	9.82	to	10.33	80,299,007	6.52%	-6.88%	to	-9.17%
2014	0.40%	to	2.80%	7,890,294	10.55	to	11.39	92,712,517	5.10%	1.50%	to	-0.95%
2013	0.60%	to	2.80%	7,007,963	10.38	to	11.50	82,246,215	4.30%	3.77%	to	7.41%	****
2012	0.75%	to	2.80%	2,344,079	10.86	to	10.71	25,294,682	0.05%	8.55%	to	7.05%	****
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2016	0.40%	to	2.85%	4,939,721	13.97	to	12.44	65,172,036	0.00%	5.69%	to	3.10%
2015	0.40%	to	2.85%	5,000,233	13.22	to	12.06	63,141,063	0.00%	-6.16%	to	-8.47%
2014	0.40%	to	2.85%	4,185,462	14.08	to	13.18	57,044,940	0.00%	7.44%	to	4.80%
2013	0.40%	to	2.65%	2,767,879	13.11	to	12.62	35,566,853	0.00%	29.42%	to	26.50%
2012	0.40%	to	2.80%	741,676	10.13	to	9.97	7,454,095	0.00%	1.29%	to	-0.34%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2016	0.40%	to	0.60%	3,698	12.79	to	12.70	47,246	1.48%	4.39%	to	4.18%
2015	0.40%	to	0.60%	3,648	12.25	to	12.19	44,650	2.76%	-0.06%	to	-0.26%
2014	0.40%	to	0.60%	3,358	12.26	to	12.22	41,162	0.12%	4.44%	to	4.23%
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2016	0.40%	to	0.60%	207,446	14.01	to	13.81	2,905,030	1.19%	2.43%	to	2.23%
2015	0.40%	to	0.60%	248,999	13.67	to	13.51	3,404,241	1.15%	0.05%	to	-0.15%
2014	0.40%	to	0.60%	234,969	13.67	to	13.53	3,211,436	1.09%	2.98%	to	2.77%
2013	0.40%	to	0.60%	216,208	13.27	to	13.16	2,869,630	1.53%	14.29%	to	14.06%
2012			0.40%	199,019			11.61	2,311,373	0.81%	6.52%
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2016	0.40%	to	0.60%	1,897,746	15.50	to	15.28	29,408,209	1.32%	3.23%	to	3.02%
2015	0.40%	to	0.60%	2,066,616	15.02	to	14.83	31,022,321	1.68%	-0.08%	to	-0.28%
2014	0.40%	to	0.60%	2,132,566	15.03	to	14.87	32,040,936	1.03%	3.82%	to	3.61%
2013	0.40%	to	0.60%	2,057,057	14.48	to	14.36	29,770,493	1.12%	20.35%	to	20.11%
2012			0.40%	1,406,121			12.03	16,912,148	0.74%			9.09%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2016	0.40%	to	0.60%	3,151,597	16.27	to	16.04	51,268,778	1.60%	4.10%	to	3.89%
2015	0.40%	to	0.60%	3,272,222	15.63	to	15.44	51,134,710	2.26%	-0.34%	to	-0.54%
2014	0.40%	to	0.60%	3,277,315	15.68	to	15.52	51,389,608	1.04%	4.20%	to	3.99%
2013	0.40%	to	0.60%	3,153,289	15.05	to	14.93	47,456,503	1.25%	23.32%	to	23.07%
2012			0.40%	2,235,029			12.20	27,276,311	0.71%			10.37%
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2016	0.40%	to	0.60%	450,483	14.78	to	14.57	6,656,559	1.31%	2.69%	to	2.48%
2015	0.40%	to	0.60%	521,289	14.39	to	14.22	7,500,314	1.49%	-0.07%	to	-0.27%
2014	0.40%	to	0.60%	526,562	14.40	to	14.25	7,582,097	0.98%	3.46%	to	3.26%
2013	0.40%	to	0.60%	540,241	13.92	to	13.80	7,518,782	1.36%	17.24%	to	17.00%
2012			0.40%	449,607			11.87	5,337,953	0.69%			7.98%
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2013			1.30%	74			68.31	5,055	0.01%			41.93%
2012			1.30%	74			48.13	3,562	0.00%			16.20%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2016	0.40%	to	2.85%	2,939,252	25.76	to	20.09	68,560,466	0.00%	7.32%	to	4.68%
2015	0.40%	to	2.85%	3,360,935	24.01	to	19.19	73,872,903	0.00%	-3.27%	to	-5.65%
2014	0.40%	to	2.75%	2,922,620	24.82	to	20.55	67,222,496	0.00%	-2.27%	to	-4.58%
2013	0.40%	to	2.70%	2,411,352	25.40	to	21.64	57,488,287	0.00%	49.63%	to	46.18%
2012	0.40%	to	2.70%	2,006,569	16.97	to	14.80	32,340,952	0.00%	7.44%	to	4.95%
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
2016	1.40%	to	1.75%	850	19.50	to	19.06	16,525	0.00%	-0.89%	to	-1.24%
2015	1.15%	to	1.75%	1,680	19.95	to	19.30	33,009	0.00%	0.18%	to	-0.43%
2014	1.15%	to	1.75%	2,235	19.91	to	19.38	43,856	0.00%	2.67%	to	2.05%
2013	1.15%	to	1.75%	2,784	19.39	to	18.99	53,355	0.13%	38.27%	to	37.43%
2012	1.15%	to	1.75%	3,493	14.03	to	13.82	48,543	0.00%	19.00%	to	18.28%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.80%	to	1.40%	1,979,986	30.83	to	28.90	57,749,512	1.38%	26.32%	to	25.56%
2012	0.80%	to	1.40%	2,245,911	24.41	to	23.02	52,131,298	2.12%	20.25%	to	19.53%
Global Securities Fund/VA - Class 4 (obsolete) (OVGS4)
2013	0.75%	to	2.65%	4,545,894	13.11	to	17.24	87,818,648	1.15%	26.05%	to	23.64%
2012	0.75%	to	2.80%	4,390,476	10.40	to	13.76	67,830,605	1.92%	20.05%	to	17.56%
VA International Equity Fund (obsolete) (HVIE)
2014	0.40%	to	2.65%	1,319,092	11.76	to	10.69	14,796,809	2.13%	-7.06%	to	-9.16%
2013	0.40%	to	2.65%	1,179,976	12.65	to	11.77	14,418,065	1.70%	22.41%	to	19.65%
2012	0.40%	to	2.50%	917,015	10.33	to	9.87	9,259,820	1.50%	13.58%	to	11.18%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.80%	to	2.65%	1,142,861	11.79	to	15.15	19,109,102	1.93%	-1.76%	to	-3.60%
2012	0.80%	to	2.65%	1,605,393	12.00	to	15.71	27,445,545	1.42%	12.25%	to	10.15%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.80%	to	2.95%	3,996,862	13.70	to	15.49	70,947,400	2.40%	22.00%	to	19.35%
2012	0.80%	to	3.30%	4,857,387	11.23	to	12.58	71,028,710	2.99%	17.35%	to	14.39%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.65%	to	2.65%	7,038,230	16.04	to	16.40	127,456,544	4.76%	0.98%	to	-1.06%
2012	0.65%	to	2.65%	6,702,502	15.88	to	16.58	121,596,625	6.32%	14.31%	to	12.01%
Advantage VT Small Cap Value Fund - Class 2 (obsolete) (WFVSMV)
2014			1.10%	631			11.53	7,278	0.35%			3.31%
2013			1.10%	684			11.17	7,637	0.72%			13.49%
2012			1.10%	753			9.84	7,408	0.87%			12.74%
Advantage VT Total Return Bond Fund - Class 2 (obsolete) (WFVTRB)
2015	1.15%	to	1.25%	21,348	14.46	to	14.30	305,653	1.28%	-1.02%	to	-1.12%
2014	1.15%	to	1.25%	21,348	14.61	to	14.46	309,073	1.36%	4.37%	to	4.27%
2013	1.15%	to	1.25%	21,348	14.00	to	13.87	296,394	1.25%	-3.55%	to	-3.65%
2012	1.15%	to	1.25%	21,348	14.52	to	14.40	307,599	1.44%	4.87%	to	4.77%
Investors Growth Stock Series - Service Class (obsolete) (MIGSC)
2014	0.95%	to	2.55%	315,243	21.12	to	21.19	7,570,883	0.28%	10.06%	to	8.28%
2013	0.95%	to	2.55%	379,071	19.19	to	19.57	8,313,066	0.41%	28.82%	to	26.74%
2012	0.95%	to	2.80%	480,417	14.89	to	13.71	8,220,030	0.22%	15.57%	to	13.41%
VIP High Income Portfolio - Initial Class R (obsolete) (FHIPR)
2014	0.80%	to	1.40%	1,207,106	14.59	to	13.92	16,905,415	5.42%	0.37%	to	-0.24%
2013	0.80%	to	1.40%	1,373,290	14.53	to	13.96	19,261,214	5.26%	5.12%	to	4.48%
2012	0.80%	to	1.40%	1,901,222	13.83	to	13.36	25,500,923	6.07%	13.38%	to	12.70%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.75%	to	2.75%	5,499,724	14.54	to	14.30	87,655,891	6.26%	6.14%	to	4.00%
2012	0.75%	to	2.80%	6,661,716	13.70	to	13.69	101,010,556	8.06%	13.85%	to	11.49%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.80%	to	1.40%	656,098	26.65	to	24.83	16,463,567	1.06%	-0.05%	to	-0.66%
2012	0.80%	to	1.40%	878,960	26.67	to	25.00	22,181,145	0.46%	16.30%	to	15.59%
NVIT Emerging Markets Fund - Class VI (obsolete) (GEM6)
2013	0.75%	to	2.80%	2,953,153	7.07	to	17.17	56,177,769	0.97%	-0.31%	to	-2.37%
2012	0.75%	to	2.80%	2,705,132	7.09	to	17.58	52,295,751	0.26%	16.04%	to	13.64%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.80%	to	1.40%	1,095,402	23.66	to	22.04	24,342,382	0.52%	16.87%	to	16.16%
2012	0.80%	to	1.40%	1,277,738	20.24	to	18.98	24,424,151	0.82%	14.65%	to	13.96%
VIP Overseas Portfolio - Initial Class R (obsolete) (FOPR)
2014	0.80%	to	1.40%	1,359,984	18.26	to	16.91	23,251,418	1.30%	-8.83%	to	-9.38%
2013	0.80%	to	1.40%	1,465,832	20.03	to	18.66	27,631,594	1.37%	29.41%	to	28.63%
2012	0.80%	to	1.40%	1,648,948	15.48	to	14.51	24,145,786	1.92%	19.75%	to	19.02%
VIP Overseas Portfolio - Service Class 2 R (obsolete) (FO2R)
2014	0.40%	to	2.85%	5,519,852	9.51	to	12.69	79,903,490	1.16%	-8.68%	to	-10.92%
2013	0.40%	to	2.80%	5,200,723	10.41	to	14.32	83,385,210	1.27%	29.63%	to	26.51%
2012	0.40%	to	2.95%	4,917,966	8.03	to	11.17	61,701,939	1.76%	19.97%	to	16.89%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.80%	to	1.40%	3,088,532	11.63	to	11.23	34,837,398	1.22%	20.37%	to	19.64%
2012	0.80%	to	1.40%	3,566,046	9.66	to	9.39	33,593,312	0.58%	14.85%	to	14.15%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.80%	to	1.40%	284,346	19.20	to	17.99	5,155,407	2.21%	20.45%	to	19.72%
2012	0.80%	to	1.40%	334,802	15.94	to	15.03	5,067,035	0.37%	16.30%	to	15.59%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	0.40%	to	2.80%	5,533,991	8.79	to	10.76	66,931,305	2.32%	20.61%	to	17.71%
2012	0.40%	to	3.30%	5,926,599	7.29	to	8.74	60,197,485	0.16%	16.48%	to	13.08%
American Century NVIT Growth Fund - Class I (obsolete) (CAF)
2015	0.40%	to	1.40%	1,160,643	13.76	to	27.09	34,653,285	0.34%	4.25%	to	3.20%
2014	0.40%	to	1.40%	1,270,746	13.20	to	26.25	36,871,450	0.35%	10.88%	to	9.77%
2013	0.40%	to	1.40%	1,371,740	11.90	to	23.92	36,296,848	0.66%	19.02%	to	27.92%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2016

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2012	0.80%	to	1.40%	1,556,489	17.41	to	18.70	32,162,891	0.54%	13.11%	to	12.42%
American Century NVIT Growth Fund - Class II (obsolete) (CAF2)
2015	0.40%	to	2.75%	4,058,798	15.34	to	13.72	58,924,357	0.51%	3.95%	to	1.49%
2014	0.40%	to	2.75%	3,719,227	14.76	to	13.52	52,518,246	0.49%	10.60%	to	7.99%
2013	0.40%	to	2.65%	2,980,072	13.34	to	12.55	38,538,816	1.01%	28.89%	to	25.98%
2012	0.40%	to	2.80%	2,300,514	10.35	to	9.94	23,350,674	0.98%	13.32%	to	10.59%
Growth Portfolio - I Class Shares (obsolete) (AMTG)
2012			1.30%	5			60.41	302	0.00%			11.13%
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014	0.80%	to	2.50%	186,362	13.29	to	17.89	3,694,111	0.00%	2.64%	to	0.88%
2013	0.80%	to	2.80%	223,324	12.95	to	15.83	4,331,082	0.00%	44.67%	to	41.75%
2012	0.80%	to	2.80%	252,460	8.95	to	11.16	3,401,665	0.00%	7.95%	to	5.77%

2016	Reserves for annuity contracts in payout phase:								$9,930,422
2016	Contract owners equity:								$48,380,816,200
2015	Reserves for annuity contracts in payout phase:								$9,994,873
2015	Contract owners equity:								$45,303,722,763
2014	Reserves for annuity contracts in payout phase:								$9,682,634
2014	Contract owners equity:								$45,160,288,424
2013	Reserves for annuity contracts in payout phase:								$10,085,658
2013	Contract owners equity:								$41,548,378,750
2012	Reserves for annuity contracts in payout phase:								$8,281,156
2012	Contract owners equity:								$33,972,994,748
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2016 and 2015, and the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2016. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying table of contents. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2016, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

February 28, 2017

KPMG LLP is a Delaware limited liability partnership, the U.S.

member firm of KPMG International Cooperative (“KPMG

International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2016	2015	2014
Revenues
Policy charges	$2,361	$2,216	$2,065
Premiums	642	786	831
Net investment income	2,139	1,982	1,900
Net realized investment (losses) gains, including other-than-temporary impairment losses	(111)	82	(1,078)
Other revenues	8	14	11

Total revenues	$5,039	$5,080	$3,729

Benefits and expenses
Interest credited to policyholder account values	$1,406	$1,078	$1,096
Benefits and claims	1,298	1,662	1,502
Amortization of deferred policy acquisition costs	433	68	207
Other expenses, net of deferrals	998	1,044	1,055

Total benefits and expenses	$4,135	$3,852	$3,860

Income (loss) before federal income taxes and noncontrolling interests	$904	$1,228	$(131)
Federal income tax expense (benefit)	126	293	(147)

Net income	$778	$935	$16
Loss attributable to noncontrolling interests, net of tax	(91)	(96)	(94)

Net income attributable to Nationwide Life Insurance Company	$869	$1,031	$110

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2016	2015	2014
Net income	$778	$935	$16

Other comprehensive income (loss), net of tax
Changes in:
Net unrealized gains (losses) on available-for-sale securities	$237	$(720)	$435
Other	22	43	27

Total other comprehensive income (loss), net of tax	$259	$(677)	$462

Total comprehensive income	$1,037	$258	$478
Comprehensive loss attributable to noncontrolling interests, net of tax	(91)	(96)	(94)

Total comprehensive income attributable to Nationwide Life Insurance Company	$1,128	$354	$572

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2016	2015
Assets
Investments:
Fixed maturity securities, available-for-sale	$43,690	$37,570
Mortgage loans, net of allowance	9,760	8,396
Policy loans	989	993
Short-term investments	1,944	766
Other investments	1,111	943

Total investments	$57,494	$48,668
Cash and cash equivalents	92	67
Accrued investment income	514	477
Deferred policy acquisition costs	5,432	5,200
Goodwill	200	200
Other assets	2,835	2,328
Separate account assets	89,071	87,238

Total assets	$155,638	$144,178

Liabilities and equity
Liabilities
Future policy benefits and claims	$52,911	$45,397
Short-term debt	300	400
Long-term debt	707	707
Other liabilities	3,104	2,042
Separate account liabilities	89,071	87,238

Total liabilities	$146,093	$135,784

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	6,530	5,661
Accumulated other comprehensive income	626	367

Total shareholder’s equity	$8,878	$7,750
Noncontrolling interests	667	644

Total equity	$9,545	$8,394

Total liabilities and equity	$155,638	$144,178

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non-controlling interest	Total equity
Balance as of December 31, 2013	$4	$1,718	$4,520	$582	$6,824	$680	$7,504
Comprehensive income (loss):
Net income (loss)	$—	$—	$110	$—	$110	$(94)	$16
Other comprehensive income	—	—	—	462	462	—	462

Total comprehensive income (loss)	$—	$—	$110	$462	$572	$(94)	$478
Change in noncontrolling interest	—	—	—	—	—	54	54

Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036

Comprehensive income (loss):
Net income (loss)	$—	$—	$1,031	$—	$1,031	$(96)	$935
Other comprehensive (loss)	—	—	—	(677)	(677)	—	(677)

Total comprehensive income (loss)	$—	$—	$1,031	$(677)	$354	$(96)	$258
Change in noncontrolling interest	—	—	—	—	—	100	100

Balance as of December 31, 2015	$4	$1,718	$5,661	$367	$7,750	$644	$8,394

Comprehensive income (loss):
Net income (loss)	$—	$—	$869	$—	$869	$(91)	$778
Other comprehensive income	—	—	—	259	259	—	259

Total comprehensive income (loss)	$—	$—	$869	$259	$1,128	$(91)	$1,037
Change in noncontrolling interest	—	—	—	—	—	114	114

Balance as of December 31, 2016	$4	$1,718	$6,530	$626	$8,878	$667	$9,545

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2016	2015	2014
Cash flows from operating activities
Net income	$778	$935	$16
Adjustments to net income:
Net realized investment losses (gains), including other-than-temporary impairment losses	111	(82)	1,078
Interest credited to policyholder account values	1,406	1,078	1,096
Capitalization of deferred policy acquisition costs	(823)	(870)	(685)
Amortization of deferred policy acquisition costs	433	68	207
Amortization and depreciation	81	107	128
Deferred tax expense (benefit)	65	217	(152)
Changes in:
Policy liabilities	(680)	(249)	(421)
Derivatives, net	(247)	(141)	(181)
Other, net	(142)	(280)	(59)

Net cash provided by operating activities	$982	$783	$1,027

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$3,007	$2,828	$2,798
Proceeds from sales of available-for-sale securities	852	466	647
Purchases of available-for-sale securities	(8,938)	(7,106)	(5,640)
Proceeds from repayments and sales of mortgage loans	792	1,027	920
Issuances of mortgage loans	(2,163)	(2,155)	(1,837)
Net (purchases) sales of short-term investments	(1,174)	169	(524)
Collateral received, net	217	48	399
Other, net	(231)	(136)	(94)

Net cash used in investing activities	$(7,638)	$(4,859)	$(3,331)

Cash flows from financing activities
Net change in short-term debt	$(100)	$(260)	$382
Repayments of long-term debt	—	(2)	—
Investment and universal life insurance product deposits	10,894	8,224	6,037
Investment and universal life insurance product withdrawals	(4,132)	(3,884)	(4,095)
Other, net	19	(12)	(4)

Net cash provided by financing activities	$6,681	$4,066	$2,320

Net increase (decrease) in cash and cash equivalents	$25	$(10)	$16
Cash and cash equivalents at beginning of year	67	77	61

Cash and cash equivalents at end of year	$92	$67	$77

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2016 include Nationwide Life and Annuity Insurance Company (“NLAIC”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisor (“NIA”) and Eagle Captive Reinsurance, LLC (“Eagle”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer. NIA is a registered investment advisor.

As of December 31, 2016 and 2015, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include wholly-owned subsidiaries and consolidated variable interest entities (“VIEs”). All intercompany accounts and transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and are recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

The Company offers guarantees on variable and fixed indexed annuity products, which can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees can also include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period.

As part of its valuation procedures, the Company makes an assumption of the expected utilization of guarantee benefits by participants. Guarantees that include a benefit that is wholly life contingent or is expected to be exercised upon annuitization are accounted for as insurance liabilities that accumulate over time. Guarantees that are expected to be exercised using a net settlement option are accounted for as embedded derivatives, which are required to be separated and valued apart from the host variable annuity contracts.

Guaranteed minimum death benefits (“GMDB”) and certain guaranteed living withdrawal benefits (“GLWB”) on variable annuity and fixed annuity products, as well as no-lapse guarantees on universal life and variable universal life insurance products are accounted for as insurance liabilities. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes, with a related charge or credit to benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Certain GLWB that are expected to net settle on variable annuity products represent embedded derivatives which are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous, unobservable assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes a wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the value at which the liability is transferred. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from experience and industry data.

The Company offers certain indexed life insurance and annuity products for which the policyholders’ interest credits are based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated and valued apart from the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of interest credited. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous assumptions including, but not limited to, mortality, lapse rates and index volatility.

The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life and other insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (the percentage of insurance policies remaining in-force from year to year), mortality, morbidity, interest rates and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.6% with a provision for adverse deviation.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liability for such funding agreements is recorded in future policy benefits and claims. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2016 and 2015 was $2.3 billion. In connection with an FHLB requirement for funding agreements, the Company held $47 million and $46 million of FHLB stock as of December 31, 2016 and 2015, respectively.

The Company offers certain short duration traditional insurance, consisting primarily of accident and health contracts. These short duration insurance contracts are subject to an internal modified coinsurance treaty where activity including premiums, investment income, losses paid and adjustments to reserves, dividends paid and expenses incurred are ceded from NLIC to NMIC. The Company’s reserve for short duration contracts was $72 million and $78 million as of December 31, 2016 and 2015, respectively.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Under the terms of contracts held with certain unaffiliated reinsurers, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% of the reinsured reserves, as outlined in the underlying reinsurance contracts.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to earnings had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual comprehensive study of assumptions. The most significant assumptions that are involved in the estimation of future gross profits include future net general and separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumptions for net separate account investment performance consist of assumed gross returns of 10.5% for equity funds and 5.0% for fixed funds.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance products. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability in the year of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

As of December 31, 2016 and 2015, 99% of fixed maturity securities were priced using externally sourced data. Independent pricing services are most often utilized (86% as of December 31, 2016 and 2015) to determine the fair value of securities for which market quotations or quotations on comparable securities are available. For these securities, the Company obtains the pricing services’ methodologies, pricing from additional sources, and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix was developed using publicly and privately available spreads for privately placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Non-binding broker quotes are also utilized to determine the fair value of certain fixed maturity securities when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that future payment of principal and interest is probable.

The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. As of December 31, 2016 and December 31, 2015, the fair value of the securities received as collateral and recorded off balance sheet is $331 million and $167 million, respectively. The Company recognizes loaned securities in available-for-sale investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2016 and 2015, the fair value of loaned securities was $541 million and $389 million, respectively.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment (“OTTI”), the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies and obligations of states and political subdivisions securities for OTTI by examining similar characteristics.

Mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration of the instrument’s position in the overall structure, to determine cash flows associated with the security.

Certain asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The Company evaluates its intent to sell on an individual security basis. OTTI losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit related portion of the impairment loss being recognized in earnings and the non-credit related portion of the impairment loss and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit related portion of an impairment loss recognized in earnings, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an OTTI is recognized through earnings.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further OTTI, which could be significant.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s potential loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, industrial, retail, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts, as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. The Company’s commercial mortgage loans are typically structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows, discounted at the loan’s market interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, the composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Management evaluates the credit quality of individual commercial mortgage loans and the portfolio as a whole through a number of loan quality measurements, including but not limited to LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies commercial mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or when the loan is modified. Loans are considered delinquent when contractual payments are 90 days past due.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds and real estate partnerships and funds accounted for under the equity method, as well as trading securities, equity securities and capital stock with the FHLB. The Company applies mark-to-market accounting to trading securities and recognizes changes in fair value in net realized investment gains and losses.

The Company holds alternative investments as described above and applies the equity method of accounting to these investments as it does not have a controlling financial interest. The Company recognizes the change in equity method investments in net investment income. The Company’s unfunded commitments related to these investments were $495 million and $315 million as of December 31, 2016 and 2015, respectively. The carrying value of these investments was $362 million and $199 million as of December 31, 2016 and 2015, respectively.

The Company has sold $1.5 billion and $1.4 billion in tax credit funds to unrelated third parties as of December 31, 2016 and 2015, respectively. The Company has guaranteed after-tax benefits to the third party investors through periods ending in 2032. These guarantees are in effect for periods of approximately 15 years each. The tax credit funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $836 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals.

In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal-related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. These consolidated VIEs are primarily made up of the tax credit funds discussed above.

Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $667 million and $644 million as of December 31, 2016 and 2015, respectively, and are included within the consolidated balance sheet primarily as other investments of $614 million, other assets of $77 million and other liabilities of $67 million as of December 31, 2016, and other investments of $585 million, other assets of $113 million and other liabilities of $67 million as of December 31, 2015. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs. The results of operations and financial positions of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to the Company on the consolidated statements of operations.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s indexed products and certain variable annuity contracts require derivative accounting. All derivative instruments are held at fair value and are reflected as other assets or liabilities in the consolidated balance sheets.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option. The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price or fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. Goodwill is impaired at the reporting unit level if its carrying value exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2016 annual impairment test and determined that no impairment was required. As of December 31, 2016 and 2015, there were no accumulated impairments.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and ODI. The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 10 for further disclosure.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expenses.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The Company files with the NMIC consolidated federal income tax return. Prior to 2015, NLIC filed a separate consolidated federal income tax return with its subsidiaries.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2016 and 2015 (4% in 2014) and 33% of the number of life insurance policies in force in 2016 (35% in 2015 and 37% in 2014). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 28, 2017, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2016, the Company adopted ASU 2015-07, which amends ASC 820, Fair Value Measurements. The amended guidance eliminates the requirement to categorize investments using net asset value as a practical expedient for fair value within the fair value hierarchy. The adoption of this guidance resulted in changes to disclosures only. Refer to Note 8 for the disclosure in accordance with the adopted guidance.

On January 1, 2016, the Company adopted ASU 2015-09, which amends ASC 944, Financial Services-Insurance. The amended guidance requires additional disclosures for short duration insurance contracts. The adoption of this guidance had no material impact on the Company’s consolidated financial statements. Refer to Note 2 for discussion on short duration insurance contracts.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Pending Accounting Standards

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. The amended guidance develops a single standard to recognize revenue when the identified performance obligation is satisfied. In August 2015, the FASB issued ASU 2015-14, Deferral of the Effective Date, which deferred the effective date of ASU 2014-09 by one year for all entities. The Company will adopt ASU 2014-09 for annual periods beginning January 1, 2018. The Company is currently in the process of determining the impact of adoption.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company will adopt the ASU for annual periods beginning January 1, 2018. The Company is currently in the process of determining the impact of adoption.

In February 2016, the FASB issued ASU 2016-02, Leases Section A – Leases. The amended guidance introduces a new standard on leases that requires recognition of assets and liabilities arising from all leasing arrangements on the balance sheet. The Company will adopt the ASU for annual periods beginning January 1, 2019. The Company is currently in the process of determining the impact of adoption.

In March 2016, the FASB issued ASU 2016-05, Derivatives and Hedging: Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships. The update clarifies that a change in the hedging derivative’s counterparty does not, in and of itself, trigger de-designation of a hedging relationship provided that all other hedge accounting criteria continue to be met. The Company will adopt the ASU for annual periods beginning January 1, 2017. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In March 2016, the FASB issued ASU 2016-06, Derivatives and Hedging: Contingent Put and Call Options in Debt Instruments. The update clarifies that in assessing whether an embedded contingent put or call option is clearly and closely related to the debt host, an entity is required to perform only the four-step decision sequence as amended by the ASU. Consequently, the Company does not have to separately assess whether the event that triggers its ability to exercise the contingent option is itself indexed only to interest rates or credit risk. The Company will adopt the ASU for annual periods beginning January 1, 2017. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In March 2016, the FASB issued ASU 2016-07, Equity Method and Joint Ventures: Simplifying the Transition to the Equity method of Accounting. The update simplifies the equity method of accounting by eliminating the requirement to retrospectively apply the equity method to an investment that subsequently qualified for such accounting as a result of an increase in the level of ownership interest or degree of influence. Consequently, when an investment qualifies for equity method, the cost of acquiring the additional interest in the investee would be added to the current basis of the investor’s previously held interest, and the equity method would be applied subsequently from the date on which the investor obtains the ability to exercise significant influence over the investee. Unrealized holding gains or losses in accumulated other comprehensive income related to an available-for-sale security that becomes eligible for the equity method are to be recognized in earnings as of the date on which the investment qualifies for the equity method. The Company will adopt the ASU for annual periods beginning January 1, 2017. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. The guidance introduces a new approach for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a consensus of the Emerging Issues Task Force). The amended guidance clarifies how certain transactions should be classified in the statement of cash flows. The Company will adopt the ASU for annual periods beginning January 1, 2018. The Company is currently in the process of determining the impact of adoption.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through general and separate accounts. The primary guarantee types include GMDB and GLWB.

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by minimum return and contract duration.

Other guarantee types the Company previously offered include guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum income benefits (“GMIB”). The GMAB is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years). The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization stream of income. The separate account value subject to GMAB was $359 million and $496 million for the years ended December 31, 2016 and December 31, 2015, respectively. The separate account value subject to GMIB was $347 million and $380 million for the years ended December 31, 2016 and December 31, 2015, respectively. The net amount at risk, general account value, reserve balances and paid claims for GMAB and GMIB were immaterial for the years ended December 31, 2016 and 2015.

The following table summarizes information regarding variable annuity contracts with GMDB and GLWB invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2016				December 31, 2015
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$922	$27,459	$76	66	$885	$24,452	$208	66
Minimum return or anniversary contract value	1,813	31,380	555	71	1,817	31,511	1,133	70

Total contracts with GMDB	$2,735	$58,839	$631	69	$2,702	$55,963	$1,341	68

Contracts with GLWB:
GLWB minimum return or anniversary contract value	$149	$34,974	$166	67	$141	$32,187	$142	67

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders at the respective date.

The following table summarizes the reserve balances for the primary guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2016	2015
GMDB	$170	$148
GLWB	$297	$180

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to the Company’s assumptions related to lapses, mortality, interest rates and market rates of return. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $62 million and lower amortization of DAC of $21 million.

During 2015, the Company recognized a net decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions, primarily related to the Company’s assumptions of participant benefit utilization of the net settlement option within the GLWB. The Company updated its estimate to reduce expected utilization of the net settlement option. For the year ended December 31, 2015, the change in estimate resulted in net realized investment gains of $187 million, an increase to life insurance benefits and claims of $164 million and lower amortization of DAC of $28 million.

Paid claims for GMDB were $36 million and $20 million for the years ended December 31, 2016 and 2015, respectively. Paid claims for GLWB were immaterial for the years ended December 31, 2016 and 2015.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2016	2015
Mutual funds:
Bond	$5,986	$5,371
Domestic equity	48,824	46,469
International equity	3,010	3,001

Total mutual funds	$57,820	$54,841
Money market funds	1,019	1,122

Total[1]	$58,839	$55,963

1	Excludes $30.2 billion and $31.3 billion as of December 31, 2016 and 2015, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Annuity Contracts

The Company offers certain fixed indexed annuity products with GMDB and GLWB. As of December 31, 2016 and 2015, the general account value for contracts with GMDB was $5.2 billion and $2.7 billion, respectively, which includes $2.5 billion and $1.4 billion, respectively, of general account value relating to contracts that also have GLWB. The net amount at risk, reserve balance and paid claims for these guarantees were immaterial as of December 31, 2016 and 2015.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $710 million and $548 million as of December 31, 2016 and 2015, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2016 and 2015.

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2016	$2,991	$2,117	$55,053	51
December 31, 2015	$2,473	$2,053	$48,140	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
2	Represents the weighted average attained age of contractholders at the respective date.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2016	2015	2014
Balance at beginning of year	$5,200	$4,063	$3,778
Capitalization of DAC	823	870	685
Amortization of DAC, excluding unlocks	(412)	(326)	(397)
Amortization of DAC related to unlocks	(21)	258	190
Adjustments to DAC related to unrealized gains and losses on available- for-sale securities	(158)	335	(193)

Balance at end of year	$5,432	$5,200	$4,063

During 2016, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including valuation of business acquired (“VOBA”) and unearned revenue reserves. As part of this review, the Company recognized an increase in amortization for DAC of $21 million and a decrease in amortization for other related balances of $75 million. The updated assumptions were primarily related to a decrease in expected lapse rates and mortality performance. This was partially offset by updated assumptions for persistency, interest rates and market rates of return.

During 2015, the Company recognized a decrease in amortization for DAC of $258 million and decrease in amortization for other related balances of $21 million as a result of the annual comprehensive review of model assumptions and enhancements. The updated assumptions were primarily related to revisions made to the Company’s economic hedging strategies in conjunction with the change in estimate discussed in Note 4, as well as a decrease in the expected lapse rates for certain variable annuity products.

During 2014, the Company recognized a decrease in amortization for DAC of $190 million and decrease in amortization for other related balances of $15 million as a result of the annual comprehensive review of model assumptions and enhancements. The updated assumptions were primarily related to the actual performance of the block of business since the prior year review and the expectations for lapses, partially offset by an update to the Company’s long-term assumptions for separate account investment performance.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2016
Fixed maturity securities:
U.S. government and agencies	$596	$49	$—	$645
Obligations of states, political subdivisions and foreign governments	2,454	265	23	2,696
Corporate public securities	27,355	1,049	350	28,054
Corporate private securities	5,731	227	147	5,811
Residential mortgage-backed securities	3,161	126	39	3,248
Commercial mortgage-backed securities	1,260	23	4	1,279
Asset-backed securities	1,967	30	40	1,957

Total fixed maturity securities	$42,524	$1,769	$603	$43,690
Equity securities	2	8	—	10

Total available-for-sale securities	$42,526	$1,777	$603	$43,700

December 31, 2015
Fixed maturity securities:
U.S. government and agencies	$343	$59	$—	$402
Obligations of states, political subdivisions and foreign governments	2,137	241	11	2,367
Corporate public securities	23,174	868	752	23,290
Corporate private securities	5,082	203	115	5,170
Residential mortgage-backed securities	3,036	152	42	3,146
Commercial mortgage-backed securities	1,539	37	11	1,565
Asset-backed securities	1,685	19	74	1,630

Total fixed maturity securities	$36,996	$1,579	$1,005	$37,570
Equity securities	7	14	—	21

Total available-for-sale securities	$37,003	$1,593	$1,005	$37,591

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until anticipated recovery. The Company does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2016. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,122	$1,135
Due after one year through five years	11,637	12,127
Due after five years through ten years	11,677	11,727
Due after ten years	11,700	12,217

Subtotal	$36,136	$37,206
Residential mortgage-backed securities	3,161	3,248
Commercial mortgage-backed securities	1,260	1,279
Asset-backed securities	1,967	1,957

Total fixed maturity securities	$42,524	$43,690

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2016	2015
Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$1,174	$588
Adjustment to DAC	(191)	(33)
Adjustment to future policy benefits and claims	(68)	(16)
Adjustment to policyholder dividend obligation	(74)	(67)
Deferred federal income tax expense	(288)	(156)

Net unrealized gains on available-for-sale securities	$553	$316

1	Includes net unrealized gains (losses) of $1 million and ($20) million as of December 31, 2016 and 2015, respectively, related to the non-credit portion of other-than-temporarily impaired securities.

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

	December 31,
(in millions)	2016	2015
Balance at beginning of year	$316	$1,036
Unrealized gains and losses arising during the year:
Net unrealized gains (losses) on available-for-sale securities before adjustments	499	(1,662)
Non-credit impairments and subsequent changes in fair value of impaired debt securities	21	(11)
Net adjustment to DAC and other expense	(158)	339
Net adjustment to future policy benefits and claims	(52)	143
Net adjustment to policyholder dividend obligations	(7)	53
Related federal income tax (expense) benefit	(109)	401

Unrealized gains (losses) on available-for-sale securities	$194	$(737)
Less: Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($23 and $9 as of December 31, 2016 and 2015, respectively)	(43)	(17)

Net unrealized gains (losses) on available-for-sale securities	$237	$(720)

Balance at end of year	$553	$316

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2016
Fixed maturity securities:
Corporate public securities	$7,315	$255	$990	$95	$350
Corporate private securities	1,447	65	508	82	147
Residential mortgage-backed securities	303	6	397	33	39
Asset-backed securities	327	1	365	39	40
Other	716	21	94	6	27

Total [2]	$10,108	$348	$2,354	$255	$603

December 31, 2015
Fixed maturity securities:
Corporate public securities	$8,170	$455	$975	$297	$752
Corporate private securities	1,642	56	418	59	115
Residential mortgage-backed securities	427	3	423	39	42
Asset-backed securities	654	7	756	67	74
Other	844	20	81	2	22

Total[2]	$11,737	$541	$2,653	$464	$1,005

1	As of December 31, 2016 and 2015, there were $118 million and $448 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 946 and 1,059 available-for-sale securities in an unrealized loss position as of December 31, 2016 and 2015, respectively.

The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of OTTI.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2016	2015
Amortized cost:
Loans with non-specific reserves	$9,775	$8,403
Loans with specific reserves[1]	17	19

Total amortized cost	$9,792	$8,422

Valuation allowance:
Non-specific reserves	$28	$23
Specific reserves	4	3

Total valuation allowance[2]	$32	$26

Mortgage loans, net of allowance	$9,760	$8,396

1	Interest income recognized on mortgage loans with a specific reserve was immaterial for the years ended December 31, 2016, 2015 and 2014. The average recorded investment was $18 million, $14 million and $16 million for the years ended December 31, 2016, 2015 and 2014, respectively.
2	Changes in the valuation allowance are due to current period provisions and recoveries. These changes in the valuation allowance for the years ended December 31, 2016, 2015 and 2014 were immaterial.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

As of December 31, 2016 and 2015, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total[1]	Greater than 1.00	Less than 1.00	Total[1]
December 31, 2016
Apartment	$3,503	$11	$3,514	$3,514	$—	$3,514
Industrial	1,459	14	1,473	1,439	34	1,473
Office	1,570	3	1,573	1,539	34	1,573
Retail	2,850	30	2,880	2,866	14	2,880
Other	352	—	352	352	—	352

Total[2]	$9,734	$58	$9,792	$9,710	$82	$9,792

December 31, 2015
Apartment	$2,791	$—	$2,791	$2,791	$—	$2,791
Industrial	1,221	25	1,246	1,193	53	1,246
Office	1,318	3	1,321	1,286	35	1,321
Retail	2,765	2	2,767	2,756	11	2,767
Other	297	—	297	297	—	297

Total[3]	$8,392	$30	$8,422	$8,323	$99	$8,422

1	While these loan quality measurements contribute to management’s assessment of relative credit risk in the commercial mortgage loan portfolio for the dates indicated, based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.
2	As of December 31, 2016, the weighted average DSC ratios for the respective LTV ratio ranges above were 2.05 and 1.26, with a total weighted average DSC ratio of 2.04. As of December 31, 2016, the weighted average LTV ratios for the respective DSC ratio ranges above were 58% and 74%, with a total weighted average LTV ratio of 59%.
3	As of December 31, 2015, the weighted average DSC ratios for the respective LTV ratio ranges above were 2.02 and 0.83, with a total weighted average DSC ratio of 2.02. As of December 31, 2015, the weighted average LTV ratios for the respective DSC ratio ranges above were 60% and 85%, with a total weighted average LTV ratio of 60%.

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $10 million and $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2016 and 2015, respectively. Additionally, available-for-sale securities with a carrying value of $260 million and $538 million were pledged as collateral to secure recoveries under reinsurance contracts and other funding agreements as of December 31, 2016 and 2015, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2016	2015	2014
Fixed maturity securities, available-for-sale	$1,781	$1,646	$1,575
Mortgage loans	407	390	362
Alternative Investments	(60)	(56)	(32)
Policy loans	52	51	51
Other	21	12	3

Gross investment income	$2,201	$2,043	$1,959
Investment expenses	62	61	59

Net investment income	$2,139	$1,982	$1,900

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including other-than-temporary impairments, by source, for the years ended:

	December 31,
(in millions)	2016	2015	2014
Realized gains on sales[1]	$50	$15	$31
Realized losses on sales[1]	(90)	(41)	(19)
Net realized derivative (losses) gains	(42)	120	(1,087)
Valuation losses and other	(3)	(11)	2
OTTI losses[2]	(26)	(1)	(5)

Net realized investment (losses) gains	$(111)	$82	$(1,078)

1	Proceeds from the sale of available-for-sale securities were $852 million, $466 million and $647 million during the years ended December 31, 2016, 2015 and 2014, respectively. Gross gains of $49 million, $11 million and $17 million and gross losses of $89 million, $36 million and $10 million were realized on sales of available-for-sale securities during the years ended December 31, 2016, 2015 and 2014, respectively.
2	OTTI on fixed maturity securities excludes $6 million, $2 million and $1 million of non-credit losses included in other comprehensive income for the years ended December 31, 2016, 2015 and 2014, respectively.

The following table summarizes the cumulative credit losses, for the years ended:

	December 31,
(in millions)	2016	2015	2014
Cumulative credit losses at beginning of year[1]	$(224)	$(254)	$(272)
New credit losses	(22)	(1)	(2)
Incremental credit losses	—	—	(4)
Losses related to securities included in the beginning balance sold or paid down during the period	51	31	24

Cumulative credit losses at end of year[1]	$(195)	$(224)	$(254)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the OTTI losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose the Company to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. In addition, prior to expiry in June 2015, the Company engaged in an interest rate swap program, which was structured to provide an offset against the negative impact of higher interest rates on the Company’s statutory surplus position and to mitigate the negative impact of lower interest rates on certain guarantees related to variable annuity contracts.

Equity market risk management. The Company issues a variety of insurance and annuity products that expose the Company to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps, which are included in other derivative contracts in the following tables.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2016 and 2015, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2016
Derivatives designated and qualifying as hedging instruments	$128	$942	$11	$288
Derivatives not designated as hedging instruments:
Interest rate contracts	$75	$2,078	$110	$1,681
Equity contracts	633	9,562	—	—
Total return swaps and other derivative contracts	—	—	2	2

Total derivatives[1]	$836	$12,582	$123	$1,971

December 31, 2015
Derivatives designated and qualifying as hedging instruments	$86	$725	$2	$89
Derivatives not designated as hedging instruments:
Interest rate contracts	$39	$875	$98	$1,059
Equity contracts	445	7,329	—	—
Total return swaps and other derivative contracts	—	77	6	2

Total derivatives[1]	$570	$9,006	$106	$1,150

1	Fair value balance excludes accrued interest on derivative assets and liabilities of $10 million and $11 million, respectively, as of December 31, 2016 and 2015.

Of the $836 million and $570 million of fair value of total derivative assets at December 31, 2016 and 2015, $71 million and $48 million, respectively, are subject to master netting agreements. The Company received $660 million and $374 million of cash collateral and held $89 million and $99 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2016 and 2015. Of the $123 million and $106 million of fair value of total derivative liabilities at December 31, 2016 and 2015, $71 million and $48 million are subject to master netting agreements, respectively. The Company posted $151 million and $92 million of cash collateral and pledged securities with a fair value of $54 million and $64 million, respectively, resulting in an immaterial uncollateralized position as of December 31, 2016 and 2015.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2016	2015	2014
Derivatives not designated as hedging instruments:
Interest rate contracts	$13	$(141)	$142
Equity contracts	(81)	(257)	(79)
Total return swaps	—	(44)	(195)
Other derivative contracts	8	(6)	4
Net interest settlements	(2)	32	20

Total derivative losses[1]	$(62)	$(416)	$(108)
Change in embedded derivative liabilities and related fees[2]	20	536	(979)

Net realized derivative (losses) gains	$(42)	$120	$(1,087)

1	Included in total derivative losses are economic hedging (losses) gains of $(2) million, $(402) million and $941 million related to the guaranteed benefit annuity programs for the years ended December 31, 2016, 2015 and 2014, respectively. Included in total derivative (losses) gains for the year ended December 31, 2015 and 2014 are economic hedging gains (losses) of $52 million and $(1.0) billion related to the program that protects against the negative impact of higher interest rates on the Company’s statutory surplus position through expiry.
2	The annual comprehensive review of model assumptions for the individual variable annuity business produced an immaterial impact for the year ended December 31, 2016. The annual review produced a favorable impact for the year ended December 31, 2015, attributable to the change in estimate discussed in Note 4. The annual review produced a favorable impact for the year ended December 31, 2014, primarily due to model enhancements and updated assumptions for discounting and benefit utilization, partially offset by mortality and lapse rates.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2016:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$642	$1	$2	$645
Obligations of states, political subdivisions and foreign governments	57	2,639	—	2,696
Corporate public securities	—	27,845	209	28,054
Corporate private securities	—	4,747	1,064	5,811
Residential mortgage-backed securities	1,385	1,857	6	3,248
Commercial mortgage-backed securities	—	1,279	—	1,279
Asset-backed securities	—	1,817	140	1,957

Total fixed maturity securities, available-for-sale, at fair value	$2,084	$40,185	$1,421	$43,690
Other investments at fair value	1,050	957	1	2,008

Investments at fair value	$3,134	$41,142	$1,422	$45,698

Derivative instruments - assets	—	203	633	836
Separate account assets[1]	87,266	1,374	65	88,705

Assets at fair value	$90,400	$42,719	$2,120	$135,239

Liabilities
Future policy benefits and claims	$—	$—	$346	$346
Derivative instruments - liabilities	—	121	2	123

Liabilities at fair value	$—	$121	$348	$469

1	Excludes $366 million as of December 31, 2016 of separate account assets that use net asset value (“NAV”) as a practical expedient to estimate fair value.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2016:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets[4]	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2015	$1,228	$37	$445	$361	$2,071	$71
Net gains (losses)
In operations[1]	(12)	8	92	(13)	75	277
In other comprehensive income	39	(11)	—	—	28	—
Purchases	147	—	115	—	262	—
Sales	(178)	(33)	(19)	(283)	(513)	—
Transfers into Level 3	261	—	—	—	261	—
Transfers out of Level 3	(64)	—	—	—	(64)	—

Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held at the end of the year was $157 million for future policy benefits and claims, $145 million for derivative assets, $(4) million for derivative liabilities and $(2) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.0 billion of the total fixed maturity securities as of December 31, 2016.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.
4	Certain prior period amounts related to separate account assets that use NAV as a practical expedient to estimate fair value has changed to conform with current period presentation as a result of new guidance.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Transfers into and out of Level 3 during the year ended December 31, 2016 are primarily due to the change in observability of pricing inputs used for certain corporate public and private securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2016.

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2016:

Unobservable Inputs	Range
Mortality	0.1% - 10%[3]
Lapse	0% - 35%[4]
Wait period	0 yrs - 30 yrs[5]
Efficiency of benefit utilization[1]	60% - 100%[6]
Discount rate[2]	See note 2 below
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR determined by market observables for similarly rated public bonds.
3	Represents the mortality for the majority of business with living benefits, with policyholder issue ages ranging from 45 to 85.
4	Certain scenarios could drive dynamic lapses outside of the specified range. The range shown represents lapses for the vast majority of scenarios.
5	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
6	A portion of the contractholders could withdraw more than the benefit guarantee allows. For these policies, the excess withdrawals are assumed to be temporary before reverting back to 100% utilization.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.
A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2016:

Unobservable Inputs	Range
Mortality	0% - 5%¹
Lapse	0% - 10%
Index volatility	15% - 25%[2]

1	Represents the mortality for the majority of business, with policyholder issue ages ranging from 0 to 80.
2	Certain managed volatility indices utilize a 5% index volatility.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2015:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$399	$1	$2	$402
Obligations of states, political subdivisions and foreign governments	63	2,304	—	2,367
Corporate public securities	—	23,142	148	23,290
Corporate private securities	—	4,226	944	5,170
Residential mortgage-backed securities	846	2,291	9	3,146
Commercial mortgage-backed securities	—	1,565	—	1,565
Asset-backed securities	—	1,505	125	1,630

Total fixed maturity securities, available-for-sale, at fair value	$1,308	$35,034	$1,228	$37,570
Other investments at fair value	270	546	37	853

Investments at fair value	$1,578	$35,580	$1,265	$38,423

Derivative instruments - assets	—	125	445	570
Separate account assets[1]	83,466	1,323	361	85,150

Assets at fair value	$85,044	$37,028	$2,071	$124,143

Liabilities
Future policy benefits and claims	$—	$—	$65	$65
Derivative instruments - liabilities	—	100	6	106

Liabilities at fair value	$—	$100	$71	$171

1	Excludes $2.1 billion of separate account assets that use NAV as a practical expedient to estimate fair value, which presentation has changed to conform with the current period presentation as a result of new guidance. This included an investment in a mutual fund that was not redeemed until the guarantee period expired in 2016 with a net asset value of $1.7 billion. The investment strategy of this fund was to build a portfolio where the assets were sufficient to achieve a target portfolio value by the end of the guarantee period.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2015:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets[4]	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2014	$1,267	$36	$411	$354	$2,068	$264
Net (losses) gains
In operations[1]	(6)	—	(46)	7	(45)	(313)
In other comprehensive income	(44)	—	—	—	(44)	—
Purchases	142	1	104	—	247	144
Sales	(162)	—	(24)	—	(186)	(24)
Transfers into Level 3	201	—	—	—	201	—
Transfers out of Level 3	(170)	—	—	—	(170)	—

Balance as of December 31, 2015	$1,228	$37	$445	$361	$2,071	$71

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held at the end of the year was $316 million for future policy benefits and claims, $(9) million for derivative assets, and $2 million for derivative liabilities.
2	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2015.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.
4	Certain prior period amounts related to separate account assets that use NAV as practical expedient to estimate fair value has changed to conform with the current period presentation as a result of new guidance.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Transfers into and out of Level 3 during the year ended December 31, 2015 are primarily due to the change in observability of pricing inputs used for certain corporate private securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2015.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2016				December 31, 2015
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$9,760	$9,589	$—	$9,589	$8,396	$8,462	$—	$8,462
Policy loans	$989	$989	$—	$989	$993	$993	$—	$993
Other investments	$72	$72	$—	$72	$71	$71	$—	$71

Liabilities
Investment contracts	$31,431	$29,736	$—	$29,736	$27,301	$25,822	$—	$25,822
Short-term debt	$300	$300	$—	$300	$400	$400	$—	$400
Long-term debt	$707	$927	$920	$7	$707	$941	$934	$7

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value due to ownership restrictions and lack of market.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value due to the short-term nature of this debt instrument.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2014[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2015[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2016[1]	$25	$175	$200

1	The goodwill balances have not been previously impaired.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2016	2015
Liabilities:
Future policyholder benefits	$1,602	$1,637
Policyholder funds and accumulated dividends	138	138
Policyholder dividends payable	20	21
Policyholder dividend obligation	100	99
Other policy obligations and liabilities	38	35

Total liabilities	$1,898	$1,930

Assets:
Available-for-sale securities	$1,286	$1,316
Mortgage loans, net of allowance	223	235
Policy loans	138	146
Other assets	98	71

Total assets	$1,745	$1,768

Excess of reported liabilities over assets	$153	$162

Portion of above representing other comprehensive income:
Increase (decrease) in unrealized gain on fixed maturity securities, available-for-sale	$7	$(53)
Adjustment to policyholder dividend obligation	(7)	53

Total of above representing other than comprehensive income	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$153	$162

Other comprehensive income:
Available-for-sale securities:
Fair value	$1,286	$1,316
Amortized cost	1,212	1,249
Shadow policyholder dividend obligation	(74)	(67)

Net unrealized appreciation	$—	$—

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2016	2015	2014
Revenues:
Premiums	$56	$58	$61
Net investment income	84	87	93
Realized investment (losses) gains	(3)	1	1
Realized losses credited to policyholder benefit obligation	(1)	(5)	(5)

Total revenues	$136	$141	$150

Benefits and expenses:
Policy and contract benefits	$125	$122	$124
Change in future policyholder benefits and interest credited to policyholder accounts	(36)	(33)	(34)
Policyholder dividends	40	40	43
Change in policyholder dividend obligation	(8)	(4)	(1)
Other expenses	1	1	2

Total benefits and expenses	$122	$126	$134

Total revenues, net of benefits and expenses, before federal income tax expense	$14	$15	$16
Federal income tax expense	5	5	6

Revenues, net of benefits and expenses and federal income tax expense	$9	$10	$10

Maximum future earnings from assets and liabilities:
Beginning of period	$162	$172	$182
Change during period	(9)	(10)	(10)

End of period	$153	$162	$172

Cumulative closed block earnings from inception through December 31, 2016, 2015 and 2014 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $26 million, $32 million and $32 million as of December 31, 2016, 2015 and 2014, respectively.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

In December 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million. The Company had $300 million and $400 million outstanding under the agreement as of December 31, 2016 and 2015, respectively, with a weighted average interest rate of 0.72% and 0.45%, respectively.

In November 2015, the Company terminated its $400 million unsecured revolving promissory note and line of credit agreement with its parent company.

In March 2016, the Company renewed an agreement with the FHLB to extend its ability to borrow in order to provide financing for operations. This extension, which expires on March 24, 2017, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities. The Company had $6.1 billion and $6.7 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2016 and 2015, respectively.

In April 2015, NMIC and the Company replaced their previous $600 million revolving credit facility with a new credit facility of $750 million, which expires on April 2, 2020. The Company had no amounts outstanding under this agreement as of December 31, 2016 and 2015.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2016 and 2015.

The amount of interest paid on short-term debt was immaterial in 2016, 2015 and 2014.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2016	2015
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other	7	7

Total long-term debt	$707	$707

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2016, 2015 and 2014. Payments of interest and principal under the notes require the prior approval of the ODI.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax expense (benefit) for the years ended:

	December 31,
(in millions)	2016	2015	2014
Current tax expense	$61	$76	$5
Deferred tax expense (benefit)	65	217	(152)

Total tax expense (benefit)	$126	$293	$(147)

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2016		2015		2014
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense (benefit))	$316	35%	$430	35%	$(46)	35%
Dividends received deduction	(144)	(16)%	(118)	(10)%	(87)	66%
Tax credits	(81)	(9)%	(63)	(5)%	(53)	41%
Noncontrolling interest	32	4%	33	3%	33	(25)%
Other, net	3	—%	11	1%	6	(5)%

Total	$126	14%	$293	24%	$(147)	112%

The Company’s current federal income tax liability was $52 million and $61 million as of December 31, 2016 and 2015, respectively.

The Company made $7 million, $33 million and immaterial payments for the years ended December 31, 2016, 2015 and 2014, respectively.

During 2016 and 2015, the Company recorded a tax benefit of $6 million and $1 million, respectively. These changes in estimates were primarily driven by differences in the Company’s separate account dividends received deduction (“DRD”) between the previous year’s estimate and the amount reported on the previous year’s tax return.

As of December 31, 2016, the Company had $254 million in low-income-housing credit carryforwards, which expire between 2024 and 2036, $268 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward and $77 million in foreign tax credit carryforwards, which expire between 2017 and 2025. The Company expects to fully utilize all carryforwards.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2016	2015
Deferred tax assets
Future policy benefits and claims	$953	$825
Tax credit carryforwards	599	483
Derivatives, including embedded derivatives	21	120
Other	383	411

Gross deferred tax assets	$1,956	$1,839
Valuation allowance	(17)	(17)

Gross deferred tax assets, net of valuation allowance	$1,939	$1,822

Deferred tax liabilities
Deferred policy acquisition costs	$1,577	$1,502
Available-for-sale securities	536	315
Other	278	249

Gross deferred tax liabilities	$2,391	$2,066

Net deferred tax liability	$452	$244

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2016	2015	2014
Balance at beginning of period	$36	$38	$36
Additions for current year tax positions	1	1	3
Additions for prior year tax positions	1	—	—
Reductions for prior years tax positions	(2)	(3)	(1)

Balance at end of period	$36	$36	$38

The Company believes it is reasonably possible that the liability for unrecognized tax benefits could decrease $15 million within the next 12 months as a result of IRS exam settlement.

The Company files consolidated income tax returns in the U.S. federal jurisdiction and various state jurisdictions. NMIC and its eligible subsidiaries are no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2010 tax year. NLIC and its eligible subsidiaries are no longer subject to examinations by tax authorities through the 2010 tax year. In 2015, the IRS commenced an examination of the Company’s U.S. income tax returns for the years 2011 and 2012. Any adjustments that may result from either IRS examination of tax returns or appeals settlement are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance.

Olentangy Reinsurance, LLC (“Olentangy”), a special purpose financial captive insurance company subsidiary of NLAIC domiciled in the State of Vermont, was granted a permitted practice from the State of Vermont that increased NLAIC’s valuation of this subsidiary by $56 million as of December 31, 2016 and 2015, which also allowed NLIC to admit additional deferred tax assets of $8 million as of December 31, 2016 and 2015.

Eagle applies a prescribed practice from the State of Ohio that allows an alternative reserve basis on assumed liabilities, net of third party reinsurance, with respect to specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. This prescribed practice decreased NLIC’s valuation of this subsidiary by $97 million and $64 million as of December 31, 2016 and 2015, respectively, which also reduced NLIC’s admitted deferred tax assets by $15 million and $10 million as of December 31, 2016 and 2015, respectively.

Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2016	2015	2014
Statutory net income (loss)
NLIC	$751	$167	$341
NLAIC	$(227)	$(99)	$(122)

Statutory capital and surplus
NLIC	$5,208	$4,567	$4,408
NLAIC	$968	$735	$691

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment and must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31. During the years ended December 31, 2016, 2015 and 2014 NLIC did not pay any dividends to NFS. As of January 1, 2017, NLIC has the ability to pay dividends to NFS totaling $751 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC, Olentangy and Eagle each exceeded the minimum RBC requirements for all periods presented.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services, investment management and software licensing. In addition, employees of the Company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

Effective January 1, 2015, the Company became party to a revised tax sharing agreement that reflects the new NMIC consolidated federal return group which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2016, 2015 and 2014, the Company was allocated costs from NMIC and NSC totaling $277 million, $289 million and $275 million, respectively.

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. The Company made payments under the cost sharing agreement to NMIC of $19 million, $18 million and $16 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion and $3.3 billion as of December 31, 2016 and 2015, respectively. Total revenues from these contracts were $127 million, $129 million and $131 million for the years ended December 31, 2016, 2015 and 2014, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $111 million, $106 million and $109 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company may underwrite insurance policies for its agents, employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC were $209 million for the years ended December 31, 2016 and 2015 and $208 million for the years ended 2014, while benefits, claims and expenses ceded during these years were $185 million, $207 million and $217 million, respectively.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2016 and 2015, customer allocations to NFG funds totaled $61.4 billion and $59.1 billion, respectively. For the years ended December 31, 2016, 2015 and 2014, NFG paid the Company $199 million, $196 million and $185 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $899 million and $501 million as of December 31, 2016 and 2015, respectively.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2016, 2015 and 2014.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $65 million, $63 million and $57 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2016, 2015 and 2014, the Company had notes receivable outstanding of $332 million, $238 million and $142 million, respectively.

The Company provides financing to Nationwide Advantage Mortgage Company (“NAMC”), a subsidiary of NMIC. As of December 31, 2016, 2015 and 2014, the Company had notes receivable outstanding of $11 million, $14 million and $18 million, respectively.

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. Regulatory proceedings may also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible with any degree of certainty to determine the likely ultimate outcomes of the pending regulatory and legal proceedings or to provide reasonable ranges of potential losses. Some matters are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the claims for liability or damages. In some of the legal proceedings which are seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the legal proceedings, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period given the large or indeterminate amounts sought in certain of these legal proceedings and the inherent unpredictability of litigation. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory matters. The Company recognizes an asset for insurance recoveries, not to exceed cumulative accrued losses, when recovery under such policies is probable and reasonably estimable.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor (“DOL”), the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including activity by the DOL, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2016	2015	2014
Premiums
Direct	$1,011	$1,144	$1,178
Assumed from other companies	—	—	—
Ceded to other companies	(369)	(358)	(347)

Net	$642	$786	$831

Life, accident and health insurance in force
Direct	$275,404	$260,465	$241,936
Assumed from other companies	2	5	5
Ceded to other companies	(61,674)	(60,976)	(59,588)

Net	$213,732	$199,494	$182,353

Amounts recoverable under reinsurance contracts totaled $683 million, $647 million and $704 million as of December 31, 2016, 2015 and 2014, respectively, and are included in other assets in the consolidated balance sheets.

(18) Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity, Retirement Plans, Individual Products and Solutions-Life and NBSG and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) certain changes in variable annuity liabilities and net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges); (2) the adjustment to amortization of DAC related to certain changes in variable annuity liabilities and net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest.

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features. Deferred fixed annuity contracts offered by the Company generate a return for the customer at a specified interest rate fixed for prescribed periods while deferred fixed indexed annuity contracts generate a return for the customer based o market performance with caps and floors. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable and fixed annuities.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business Nationwide Investment Advisors managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes certain non-operating changes in variable annuity liabilities and non-operating realized gains and losses, related amortization and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2016
Revenues:
Policy charges	$1,313	107	941	—	$2,361
Premiums	309	—	296	37	642
Net investment income	713	791	624	11	2,139
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	—	(299)	(299)
Other revenues[2]	—	—	—	14	14

Total revenues	$2,335	$898	$1,861	$(237)	$4,857
Benefits and expenses:
Interest credited to policyholder accounts[3]	$424	531	260	30	$1,245
Benefits and claims[4]	487	—	758	32	1,277
Amortization of DAC	235	4	197	(3)	433
Other expenses, net of deferrals	333	181	321	163	998

Total benefits and expenses	$1,479	$716	$1,536	$222	$3,953

Income before federal income taxes and noncontrolling interests	$856	182	325	(459)	$904

Less: certain non-operating changes in variable annuity liabilities and net realized investment gains (losses)[1]	—	—	—	(299)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	—	6
Less: net loss attributable to noncontrolling interest	—	—	—	(91)

Pre-tax operating earnings (loss)	$856	$182	$325	$(75)

Assets as of year end	$79,199	$32,239	$33,863	$10,337	$155,638

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2015
Revenues:
Policy charges	$1,259	$111	$846	$—	$2,216
Premiums	459	—	292	35	786
Net investment income	591	752	602	37	1,982
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	—	(56)	(56)
Other revenues[2]	(76)	—	(7)	7	(76)

Total revenues	$2,233	$863	$1,733	$23	$4,852
Benefits and expenses:
Interest credited to policyholder accounts	$328	$494	$236	$20	$1,078
Benefits and claims[3]	700	—	705	29	1,434
Amortization of DAC	13	7	115	(67)	68
Other expenses, net of deferrals	334	163	371	176	1,044

Total benefits and expenses	$1,375	$664	$1,427	$158	$3,624

Income before federal income taxes and noncontrolling interests	$858	$199	$306	$(135)	$1,228
Less: certain non-operating changes in variable annuity liabilities and net realized investment gains[1]	—	—	—	(56)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	—	74
Less: net loss attributable to noncontrolling interest	—	—	—	(96)

Pre-tax operating earnings (loss)	$858	$199	$306	$(57)

Assets as of year end	$73,370	$30,524	$30,650	$9,634	$144,178

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.
3	Excludes certain non-operating changes in variable annuity liabilities.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2016, 2015 and 2014 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2014
Revenues:
Policy charges	$1,175	$107	$783	$—	$2,065
Premiums	518	—	284	29	831
Net investment income	546	750	565	39	1,900
Non-operating net realized investment gains, including of other-than-temporary impairment losses[1]	—	—	—	(1,051)	(1,051)
Other revenues[2]	(38)	—	12	10	(16)

Total revenues	$2,201	$857	$1,644	$(973)	$3,729
Benefits and expenses:
Interest credited to policyholder accounts	$370	$482	$231	$13	$1,096
Benefits and claims	828	—	644	30	1,502
Amortization of DAC	120	(28)	122	(7)	207
Other expenses, net of deferrals	300	153	348	254	1,055

Total benefits and expenses	$1,618	$607	$1,345	$290	$3,860

Income before federal income taxes and noncontrolling interests	$583	$250	$299	$(1,263)	$(131)
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(1,051)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	11
Less: net loss attributable to noncontrolling interest	—	—	—	(94)

Pre-tax operating earnings (loss)	$583	$250	$299	$(129)

Assets as of year end	$72,429	$30,744	$29,322	$11,029	$143,524

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2016 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$596	$645	$645
Obligations of states, political subdivisions and foreign governments	2,454	2,696	2,696
Public utilities	4,396	4,508	4,508
All other corporate, mortgage-backed and asset-backed securities	35,078	35,841	35,841

Total fixed maturity securities, available-for-sale	$42,524	$43,690	$43,690
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$2	$2	$2
Nonredeemable preferred stocks	—	8	8

Total equity securities, available-for-sale	$2	$10	$10
Trading assets	54	54	54
Mortgage loans, net of allowance	9,793		9,760	[1]
Policy loans	989		989
Other investments	1,047		1,047
Short-term investments	1,944		1,944

Total investments	$56,353		$57,494

1	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III         Supplementary Insurance Information

As of December 31, 2016, 2015 and 2014 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2016
IPS - Annuity	$3,309	$18,007			$309
Retirement Plans	229	17,443			—
IPS - Life and NBSG	2,081	14,614			296
Corporate and Other	(187)	2,847			37

Total	$5,432	$52,911			$642

2015
IPS - Annuity	$3,070	$15,160			$459
Retirement Plans	222	15,940			—
IPS - Life and NBSG	1,937	11,582			292
Corporate and Other	(29)	2,715			35

Total	$5,200	$45,397			$786

2014
IPS - Annuity	$2,495	$12,619			$518
Retirement Plans	216	14,905			—
IPS - Life and NBSG	1,717	10,763			284
Corporate and Other	(365)	2,443			29

Total	$4,063	$40,730			$831

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2016
IPS - Annuity	$713	$1,074	$235	333
Retirement Plans	791	531	4	181
IPS - Life and NBSG	624	1,037	197	321
Corporate and Other	11	62	(3)	163

Total	$2,139	$2,704	$433	$998

2015
IPS - Annuity	$591	$1,257	$13	$334
Retirement Plans	752	494	7	163
IPS - Life and NBSG	602	941	115	371
Corporate and Other	37	48	(67)	176

Total	$1,982	$2,740	$68	$1,044

2014
IPS - Annuity	$546	$1,198	$120	$300
Retirement Plans	750	482	(28)	153
IPS - Life and NBSG	565	875	122	348
Corporate and Other	39	43	(7)	254

Total	$1,900	$2,598	$207	$1,055

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV         Reinsurance

As of December 31, 2016, 2015 and 2014 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2016
Life, accident and health insurance in force	$275,404	$(61,674)	$2	$213,732
Premiums:
Life insurance[1]	$698	$(56)	$—	$642
Accident and health insurance	313	(313)	—	—

Total	$1,011	$(369)	$—	$642

2015
Life, accident and health insurance in force	$260,465	$(60,976)	$5	$199,494
Premiums:
Life insurance[1]	$842	$(56)	$—	$786
Accident and health insurance	302	(302)	—	—

Total	$1,144	$(358)	$—	$786

2014
Life, accident and health insurance in force	$241,936	$(59,588)	$5	$182,353
Premiums:
Life insurance[1]	$888	$(57)	$—	$831
Accident and health insurance	290	(290)	—	—

Total	$1,178	$(347)	$—	$831

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V         Valuation and Qualifying Accounts

Years ended December 31, 2016, 2015 and 2014 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2016
Valuation allowances - mortgage loans	$26	$8	$—	$(2)	$32

2015
Valuation allowances - mortgage loans	$26	$2	$—	$(2)	$26

2014
Valuation allowances - mortgage loans	$35	$(8)	$—	$(1)	$26

1	Amounts generally represent payoffs, sales and recoveries.

50

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(A)	Financial Statements
Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2016.
Statement of Operations for the year ended December 31, 2016.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2016 and 2015.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2016, 2015 and 2014.
Consolidated Statements of Comprehensive Income for the years ended December 31, 2016, 2015 and 2014.
Consolidated Balance Sheets as of December 31, 2016 and 2015.
Consolidated Statements of Equity as of December 31, 2016, 2015 and 2014.
Consolidated Statements of Cash Flows for the years ended December 31, 2016, 2015 and 2014.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(B)	Exhibits
(1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant - Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit (1) and hereby incorporated by reference.
(2)	Not Applicable.
(3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) as Exhibit (3) and hereby incorporated by reference.
(4)	The form of the variable annuity contract - Filed previously on March 15, 2012 with Pre-Effective Amendment No. 2 to the registration statement (File No. 333-177316) and hereby incorporated by reference.
(a)	Form of Beneficiary Protector II Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 23 to the registration statement (File No. 333-177316) and hereby incorporated by reference.
(b)	Form of One-Year Enhanced Death Benefit Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 23 to the registration statement (File No. 333-177316) and hereby incorporated by reference.
(c)	Form of One-Month Enhanced Death Benefit Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 23 to the registration statement (File No. 333-177316) and hereby incorporated by reference.
(d)	Form of Nationwide Lifetime Income Track SM Guaranteed Lifetime Withdrawal Benefit ("GLWB") Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 23 to the registration statement (File No. 333-177316) and hereby incorporated by reference.

(e)	Form of Nationwide Lifetime Income Rider® ("Nationwide L.inc" Option) Guaranteed Lifetime Withdrawal Benefit ("GLWB") Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 23 to the registration statement (File No. 333-177316) and hereby incorporated by reference.
(f)	Form of Nationwide Lifetime Income CaptureSM Guaranteed Lifetime Withdrawal Benefit ("GLWB") Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 23 to the registration statement (File No. 333-177316) and hereby incorporated by reference.
(g)	Form of Combination Enhanced Death Benefit Option III Guaranteed Minimum Death Benefit ("GMDB") Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 23 to the registration statement (File No. 333-177316) and hereby incorporated by reference.
(5)	Variable Annuity Application - Filed previously on March 15, 2012 with Pre-Effective Amendment No. 2 to the registration statement (File No. 333-177316) and hereby incorporated by reference.
(6)	Depositor’s Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable.
(8)	Form of Participation Agreements -
The following Fund Participation Agreements were previously filed on July 17, 2007 with Pre-Effective Amendment No. 1 to the registration statement associated with 1933 Act File No. 333-140608 under Exhibit 26(h), and are hereby incorporated by reference.
(1)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2."
(2)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm."
(3)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm."
(4)	Amended and Restated Fund Participation with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003, as document "frankfpa99h8.htm."
(5)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm."
(6)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 1, 2005, as amended, under document "nwfpa99h12a.htm."
(7)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007, under document "nwfpa99h12b.htm."
(8)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm."

(9)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm."
(10)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002, under document "univfpa99h16.htm".
The following Fund Participation Agreements were previously filed on September 27, 2007 with Pre-Effective Amendment No. 3 to the registration statement associated with 1933 Act File No. 333-137202 under Exhibit 26(h), and are hereby incorporated by reference.
(11)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document "alliancebernsteinfpa.htm."
(12)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company, dated July 20, 2005, as document "americanfundsfpa.htm."
(13)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004, as document "blackrockfpa.htm."
(14)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC, as amended, dated March 28, 2002, as document "pimcofpa.htm."
(15)	Fund Participation Agreement with Waddell & Reed Services Company, Waddell & Reed, Inc., as amended, dated December 1, 2000, as document "waddellreedfpa.htm."
(16)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc., as amended, dated November 15, 2004 as document "wellsfargofpa.htm."
(17)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation, as amended, dated September 1, 1989, as document "vaneckfpa.htm."
(18)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC dated, dated December 31, 2002, as amended, as document "lordabbettfpa.htm"
(19)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, as document "putnamfpa.htm".
The following Fund Participation Agreement was previously filed on April 18, 2008, with Post-Effective Amendment No. 20 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(20)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001, as document "rydexfundpartagreement.htm."
The following Fund Participation Agreement was previously filed on May 13, 2010 with Pre-Effective Amendment No. 1 to the registration statement associated with 1933 Act File No. 333-164886 under Exhibit 26(h), and is hereby incorporated by reference.
(21)	Fund Participation Agreement with INVESCO Funds Group, Inc., and INVESCO Distributors, Inc., as amended, dated August 1, 2001, as document "ex818.htm."
The following Fund Participation Agreement was previously filed on October 26, 2010 with Post-Effective Amendment No. 2 to the registration statement associated with 1933 Act File No. 333-164886 under Exhibit 26(h), and is hereby incorporated by reference.
(22)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisers, Inc., dated August 13, 2010, as document "huntingtonfpa.htm."
The following Fund Participation Agreements were previously filed on April 12, 2011, with Post-Effective Amendment No. 43 to the registration statement associated with 1933 Act File No. 333-43671 under Exhibit 26(h), and are hereby incorporated by reference.
(23)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, as document "goldmansachsfpa.htm."

(24)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008, as document "delawarefpa.htm."
(25)	Fund Participation Agreement with Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC, dated April 13, 2009, as document "lazardfpa.htm".
(26)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated March 24, 2011, as document "eatonvancefpa.htm".
The following Fund Participation Agreement was previously filed on June 11, 2012, with Post-Effective Amendment No. 28 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(27)	Fund Participation Agreement with Northern Lights Variable Trust, and Northern Lights Distributors, LLC, dated February 8, 2012, as document "northernlightsfpa.htm."
The following Fund Participation Agreement was previously filed on April 16, 2015, with Post-Effective Amendment No. 15 to the registration statement associated with 1933 Act File No. 333-149213 under Exhibit 24(b), and is hereby incorporated by reference.
(28)	Fund Participation Agreement among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011, as document "mfsfpa.htm."
The following Fund Participation Agreement was previously filed on April 13, 2017 with pre-effective amendment number 39 of registration statement (333-103095) under Exhibit 26(h), and is hereby incorporated by reference.
(29)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015, under document "columbiafpa.htm."
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Underlying Mutual Fund Service Fee Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel - Filed previously on October 14, 2011 with initial registration statement (File No. 333-177316) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
(11)	Not Applicable.
(12)	Not Applicable.
(99)	Power of Attorney - Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President	Sandra L. Rich
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Information Officer, NF Systems	Michael A. Richardson
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Integrated Relationship Strategies	Rondal L. Ransom
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-Marketing Services	Tiffanie Hiibner
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Distribution and Sales	Tina S. Ambrozy
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-NF Marketing	Jennifer B. MacKenzie
Senior Vice President-NI Enterprise Brand Marketing	Michael A. Boyd
Senior Vice President-Digital Marketing	Ann S. Bair
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-President, Nationwide Growth Solutions	Terri L. Hill
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company	Texas	The company provides life, health and annuity products.
Jefferson National Life Insurance Company of New York	New York	The company provides variable annuity products.
Jefferson National Securities Corporation	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 7, 2017, was 4,704 and 2,353 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President-Tax	Daniel P. Eppley
Vice President-Property Management & Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President-Nationwide Financial Services Distribution Compliance	Valerie Hamilton
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Christopher Igodan, Jr.
Associate Vice President and Assistant Treasurer	J. Morgan Elliott
Associate Vice President and Assistant Treasurer	John A. Reese
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Assistant Secretary	Keith W. Hinze
Director	John L. Carter
Director	Eric S. Henderson
Director	Tina Ambrozy
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 13, 2017.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 13, 2017.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact